UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5511

Variable Insurance Products Fund II
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2005

Item 1. Reports to Stockholders

Fidelity® Variable Insurance Products: Asset ManagerSM Portfolio

Annual Report December 31, 2005

Contents

Performance	3	How the fund has done over time.
Management’s Discussion	4	The managers’ review of fund performance, strategy and
		outlook.
Shareholder Expense Example	5	An example of shareholder expenses.
Investment Changes	6	A summary of major shifts in the fund’s investments over the
		past six months.
Investments	7	A complete list of the fund’s investments with their
		market values.
Financial Statements	38	Statements of assets and liabilities, operations, and
		changes in net assets, as well as financial highlights.
Notes	42	Notes to the financial statements.
Report of Independent Registered	48
Public Accounting Firm
Trustees and Officers	49
Distributions	55
Board Approval of Investment Advisory	56
Contracts and Management Fees

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the
Securities and Exchange Commission’s (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies, Inc. and have been licensed for use by Fidelity Distributors
Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the
SEC’s web site at http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regard ing the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity’s web site at http://www.advisor.fidelity.com.
NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE
Neither the fund nor Fidelity Distributors Corporation is a bank.

VIP Asset Manager Portfolio 2

VIP Asset Manager Portfolio Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class’ dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. Perfor mance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns
Periods ended December 31, 2005	Past 1	Past 5	Past 10
	year	years	years
VIP Asset Manager Initial Class	4.04%	2.52%	6.76%
VIP Asset Manager Service ClassA	3.93%	2.42%	6.65%
VIP Asset Manager Service Class 2B	3.85%	2.25%	6.55%
VIP Asset Manager Investor ClassC	3.97%	2.51%	6.76%

A The initial offering of Service Class shares took place on November 3, 1997. Performance for Service Class shares reflects an asset based distribution fee (12b 1 fee) and returns prior to November 3, 1997 are those for Initial Class and do not include the effects of Service Class’ 12b 1 fee. Had Service Class shares’ 12b 1 fee been reflected, returns prior to November 3, 1997 would have been lower.
B The initial offering of Service Class 2 shares took place on January 12, 2000. Performance for Service Class 2 shares reflect an asset based distribution fee (12b 1 fee).
Returns from November 3, 1997 to January 12, 2000 are those of Service Class which reflect a different 12b 1 fee. Service Class 2 returns prior to November 3, 1997 are those of Initial Class and do not include the effect of a 12b 1 fee. Had Service Class 2’s 12b 1 fee been reflected, returns prior to January 12, 2000 would have been lower.
C The initial offering of Investor Class shares took place on July 21, 2005. Returns prior to July 21, 2005 are those of Initial Class. If Investor Class’s transfer agent fee had been reflected, returns prior to July 21, 2005 would have been lower.

$10,000 Over 10 Years

Let’s say hypothetically that $10,000 was invested in VIP Asset Manager Portfolio Initial Class on December 31, 1995. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

3 Annual Report

VIP Asset Manager Portfolio Management’s Discussion of Fund Performance

Comments from Richard Habermann and Ford O’Neil, Co Managers of VIP Asset Manager Portfolio

U.S. equities outperformed investment grade and high yield debt during the 12 month period ending December 31, 2005, a positive year for all three asset classes. Energy and utilities were the two best performing equity market sectors, and significant contributors to the 4.91% gain of the Standard & Poor’s 500SM Index. Elsewhere, the NASDAQ Composite® Index returned 2.13%, while the Dow Jones Industrial AverageSM rose 1.72% . The investment grade bond market also ended 2005 in the black, marking six consecutive years of gains for the debt category. However, the 2.43% advance of the Lehman Brothers® Aggregate Bond Index was its lowest return in that streak, which reflects the trying investment conditions bonds encountered in the form of higher interest rates and rising inflation. Amid the uncertainty, Treasuries outperformed corporate, agency and mortgage backed debt. High yield also struggled, rising only 2.74% according to the Merrill Lynch® U.S. High Yield Master II Index. Intermittent weakness in the automotive and air transportation industries tempered high yield debt performance.

VIP Asset Manager finished the year ending December 31, 2005, about even with the Fidelity Asset Manager Composite Index, which rose 3.82%, while lagging the LipperSM Variable Annuity Flexible Portfolio Funds Average, which returned 4.88% . (For specific portfolio performance results, please refer to the performance section of this report.) It paid to overweight stocks and high yield securities relative to the index, while underweighting investment grade debt. Within the equity allocation, a modest stake in foreign stocks was a significant positive, while overweighting cash detracted slightly versus the index. Despite a solid showing in the second half of 2005, the fund’s domestic equities trailed the S&P 500® for the year overall and were the biggest drag on relative performance. The subportfolio was hurt by underweighting surging energy and utilities stocks, as well as by fears of a slowdown in consumer spending caused by rapidly rising oil prices. Weak stock picking in banks further detracted, led by an overweighting in mortgage giant Fannie Mae. Other major holdings that disappointed included retailer Home Depot and security software provider Symantec. Conversely, some good picks among health care and consumer related stocks provided most of the upside, led by medical supplier Cardinal Health and pharmacy chain CVS. In fixed income, good sector selection helped our high yield and investment grade holdings comfortably outpace the Lehman Brothers index. The strategic cash portion of the fund topped its benchmark as well.

Note to shareholders: Effective January 17, 2006, Robert Bertelson will assume responsibility for managing the fund’s domestic equity subportfolio.

The views expressed in this statement reflect those of the portfolio managers only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as invest ment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

VIP Asset Manager Portfolio 4

VIP Asset Manager Portfolio Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b 1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2005 to December 31, 2005) for Initial Class, Service Class and Service Class 2 and for the entire period (July 21, 2005 to December 31, 2005) for Investor Class. The hypothetical expense Example is based on an investment of $1,000 invested for the one half year period (July 1, 2005 to December 31, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the fund, as a shareholder in the underlying affiliated central funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying affiliated central funds. These fees and expenses are not included in the fund’s annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the fund, as a shareholder in the underlying affiliated central funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying affiliated central funds. These fees and expenses are not included in the fund’s annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Ending
	Beginning	Account Value	Expenses Paid
	Account Value	December 31, 2005	During Period
Initial Class
Actual	$ 1,000.00	$ 1,043.70	$ 3.30B
HypotheticalA	$ 1,000.00	$ 1,021.98	$ 3.26C
Service Class
Actual	$ 1,000.00	$ 1,043.30	$ 3.81B
HypotheticalA	$ 1,000.00	$ 1,021.48	$ 3.77C
Service Class 2
Actual	$ 1,000.00	$ 1,042.90	$ 4.63B
HypotheticalA	$ 1,000.00	$ 1,020.67	$ 4.58C
Investor Class
Actual	$ 1,000.00	$ 1,027.30	$ 3.73B
HypotheticalA	$ 1,000.00	$ 1,021.07	$ 4.18C

A 5% return per year before expenses
B Actual expenses are equal to each Class’ annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one half year period) for Initial Class, Service Class and Service Class 2 and multiplied by
164/365 (to reflect the period July 21, 2005 to December 31, 2005) for Investor Class. The fees and expenses of the underlying affiliated central funds in which the fund invests are not included in the fund’s annualized expense ratio.
C Hypothetical expenses are equal to each Class’ annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one half year period). The fees and expenses of the underlying affiliated central funds in which the fund invests are not included in the fund’s annualized expense ratio.

Annualized
Expense Ratio
Initial Class	64%
Service Class	74%
Service Class 2	90%
Investor Class	82%

55 Annual Report

VIP Asset Manager Portfolio
Investment Changes

Top Five Stocks as of December 31, 2005
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Cardinal Health, Inc.	3.1	2.8
American International Group,
Inc.	2.6	2.5
Home Depot, Inc.	2.4	2.5
Wyeth	2.0	2.0
Microsoft Corp.	2.0	2.1
	12.1
Top Five Bond Issuers as of December 31, 2005
(with maturities greater than one	% of fund’s	% of fund’s net assets
year)	net assets	6 months ago
Fannie Mae	8.8	9.2
U.S. Treasury Obligations	4.7	6.6
Freddie Mac	1.0	1.5
Thirteen Affiliates of General
Growth Properties, Inc.	0.5	0.5
Government National Mortgage
Association	0.3	0.4
	15.3
Top Five Market Sectors as of December 31, 2005
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Financials	13.7	13.6
Consumer Discretionary	8.8	8.6
Health Care	8.7	9.0
Information Technology	8.1	9.0
Industrials	5.0	5.2

Asset allocations in the pie charts reflect the categorization of assets as defined in the fund’s prospectus in effect as of the time periods indicated above. Financial Statement cate gorizations conform to accounting standards and will differ from the pie chart. Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

The information in the above tables is based on the combined investments of the fund and its pro rata share of the investments of Fidelity’s fixed income central funds.

For an unaudited list of holdings for each fixed income central fund, visit advisor.fidelity.com.

VIP Asset Manager Portfolio 6

VIP Asset Manager Portfolio
Investments December 31, 2005
Showing Percentage of Net Assets

Common Stocks 47.4%
	Shares	Value (Note 1)

CONSUMER DISCRETIONARY 6.3%
Auto Components – 0.1%
Aisin Seiki Co. Ltd.	10,500	$ 385,607
NOK Corp.	9,900	268,691
Stanley Electric Co. Ltd.	45,800	744,655
Tong Yang Industry Co. Ltd.	184,000	224,489
		1,623,442
Automobiles – 0.2%
Harley Davidson, Inc.	14,500	746,605
Hyundai Motor Co.	11,430	1,103,860
Kia Motors Corp.	13,210	348,115
Toyota Motor Corp.	45,400	2,374,874
		4,573,454
Diversified Consumer Services 0.0%
ABC Learning Centres Ltd.	49,863	263,354
Raffles Education Corp. Ltd.	426,000	430,368
YBM Sisa.com, Inc.	8,869	190,144
		883,866
Hotels, Restaurants & Leisure 0.4%
Carnival Corp. unit	48,200	2,577,254
Hilton Group PLC	152,900	956,823
McDonald’s Corp.	92,687	3,125,406
Royal Caribbean Cruises Ltd.	26,700	1,203,102
St. Marc Co. Ltd.	2,700	188,007
William Hill PLC	62,100	572,494
		8,623,086
Household Durables 0.3%
Barratt Developments PLC	29,200	495,655
Casio Computer Co. Ltd.	17,000	284,619
Chitaly Holdings Ltd.	278,000	133,556
George Wimpey PLC	116,800	965,170
Hitachi Koki Co. Ltd.	15,000	248,336
HTL International Holdings Ltd.	355,000	277,519
Koninklijke Philips Electronics NV	7,700	239,470
Koninklijke Philips Electronics NV
(NY Shares)	45,700	1,421,270
LG Electronics, Inc.	4,150	367,836
Matsushita Electric Industrial Co. Ltd.	37,000	717,060
Sony Corp.	14,300	583,440
Sumitomo Forestry Co. Ltd.	36,000	360,290
Techtronic Industries Co. Ltd.	195,000	464,007
Wilson Bowden PLC	20,500	511,731
		7,069,959
Leisure Equipment & Products 0.0%
Aruze Corp.	11,100	228,298
Asia Optical Co., Inc.	25,294	173,756
Li Ning Co. Ltd.	272,000	192,941
Sankyo Co. Ltd. (Gunma)	3,400	196,955
		791,950

See accompanying notes which are an integral part of the financial statements.

7 Annual Report

7

VIP Asset Manager Portfolio Investments - continued

	Shares	Value (Note 1)
Media 2.7%
Bandai Visual Co. Ltd.	68	$ 257,224
Beijing Media Corp. Ltd. (H Shares)	80,000	109,884
CCE Spinco, Inc. (a)	172,971	2,265,920
Clear Channel Communications, Inc.	1,336,568	42,035,064
Clear Channel Outdoor Holding, Inc. Class A	133,000	2,666,650
Cyber Agent Ltd.	118	268,216
E.W. Scripps Co. Class A	31,069	1,491,933
Fuji Television Network, Inc.	116	292,201
ITV PLC	838,971	1,624,872
Lagardere S.C.A. (Reg.)	14,600	1,123,474
livedoor MARKETING Co. Ltd. (a)	1,692	89,404
Macquarie Communications Infrastructure Group unit	58,300	242,911
Modern Times Group AB (MTG)
(B Shares) (a)	10,850	452,738
News Corp. Class A	423,100	6,579,205
Omnicom Group, Inc.	87,800	7,474,414
Oricon, Inc. (d)	52	70,124
S.M.Entertainment Co. Ltd.	23,444	248,983
S.M.Entertainment Co. Ltd. rights 1/12/06 (a)	4,266	13,591
Seek Ltd.	172,400	381,921
Television Broadcasts Ltd.	44,000	233,800
Yedang Entertainment Co. Ltd. (a)	21,782	251,871
		68,174,400
Multiline Retail – 0.0%
Parco Co. Ltd.	23,000	264,323
Specialty Retail 2.6%
Esprit Holdings Ltd.	133,500	948,695
Hikari Tsushin, Inc.	4,000	376,574
Home Depot, Inc.	1,456,100	58,942,928
Jeans Mate Corp.	13,100	246,101
Osim International Ltd.	148,000	141,508
Pertama Holdings Ltd.	703,000	141,619
TJX Companies, Inc.	202,900	4,713,367
Tsutsumi Jewelry Co. Ltd.	6,400	244,264
USS Co. Ltd.	3,580	228,333
		65,983,389
Textiles, Apparel & Luxury Goods 0.0%
Asics Corp.	35,000	371,655
Billabong International Ltd.	29,500	314,209
Shenzhou International Group Holdings Ltd.	206,000	77,048
		762,912

TOTAL CONSUMER DISCRETIONARY		158,750,781

CONSUMER STAPLES 4.1%
Beverages 0.2%
Asahi Breweries Ltd.	19,100	233,111
C&C Group PLC	112,300	717,910

See accompanying notes which are an integral part of the financial statements.
VIP Asset Manager Portfolio	8

Common Stocks continued
	Shares	Value (Note 1)

CONSUMER STAPLES – continued
Beverages – continued
Pernod Ricard SA	14,000	$ 2,442,993
Takara Holdings, Inc. (d)	30,000	178,110
Yantai Changyu Pioneer Wine Co.
(B Shares)	122,800	209,691
		3,781,815
Food & Staples Retailing – 2.8%
Aeon Co. Ltd.	15,200	386,752
CVS Corp.	822,000	21,717,240
Safeway, Inc.	243,800	5,768,308
Valor Co. Ltd.	300	11,653
Wal Mart Stores, Inc.	877,200	41,052,960
		68,936,913
Food Products – 0.1%
Binggrea Co. Ltd.	4,130	163,355
China Mengniu Dairy Co. Ltd.	250,000	212,803
China Sun Bio chem Technology Group Co. Ltd. (a)	467,000	129,180
Global Bio Chem Technology Group Co. Ltd.	474,000	207,850
Hokuto Corp.	4,100	65,062
Orion Corp.	3,320	924,328
		1,702,578
Household Products – 0.1%
Colgate Palmolive Co.	58,800	3,225,180
LG Household & Health Care Ltd.	4,600	251,117
Uni Charm Corp.	3,900	175,311
		3,651,608
Personal Products 0.3%
Alberto Culver Co.	135,550	6,201,413
Avon Products, Inc.	44,300	1,264,765
		7,466,178
Tobacco – 0.6%
Altria Group, Inc.	215,800	16,124,576

TOTAL CONSUMER STAPLES		101,663,668

ENERGY 2.5%
Energy Equipment & Services – 1.5%
Diamond Offshore Drilling, Inc.	131,600	9,154,096
ENSCO International, Inc.	121,000	5,366,350
Expro International Group PLC	34,500	338,543
GlobalSantaFe Corp.	201,800	9,716,670
Ocean RIG ASA (a)	76,500	1,049,095
Petroleum Geo Services ASA (a)	49,850	1,537,234
Transocean, Inc. (a)	125,200	8,725,188
WorleyParsons Ltd.	43,900	396,095
		36,283,271
Oil, Gas & Consumable Fuels 1.0%
BG Group PLC	143,900	1,423,215

See accompanying notes which are an integral part of the financial statements.
	9	Annual Report

9

VIP Asset Manager Portfolio
Investments - continued

	Shares	Value (Note 1)
BowLeven PLC	27,800	$ 139,988
CNOOC Ltd.	559,000	379,953
ConocoPhillips	53,500	3,112,630
Cosmo Oil Co. Ltd.	42,000	210,169
ENI Spa	64,700	1,804,613
Exxon Mobil Corp.	165,800	9,312,986
Formosa Petrochemical Corp.	71,028	125,930
Nippon Mining Holdings, Inc.	51,500	366,469
OMV AG	20,800	1,218,892
PetroChina Co. Ltd. (H Shares)	384,000	314,726
Statoil ASA	108,300	2,488,695
Total SA sponsored ADR	42,400	5,359,360
		26,257,626

TOTAL ENERGY		62,540,897

FINANCIALS 10.9%
Capital Markets 1.1%
Credit Suisse Group (Reg.)	26,442	1,347,220
DAB Bank AG	52,400	421,829
E*TRADE Securities Co. Ltd. (d)	52	401,781
Goldman Sachs Group, Inc.	51,100	6,525,981
JAFCO Co. Ltd.	4,100	366,168
kiwoom.com Securities Co. Ltd.	8,735	334,661
Korea Investment Holdings Co. Ltd.	6,140	262,055
Macquarie Bank Ltd.	11,200	559,904
Merrill Lynch & Co., Inc.	192,900	13,065,117
Monex Beans Holdings, Inc. (d)	198	265,332
Morgan Stanley	29,600	1,679,504
Nikko Cordial Corp.	37,000	586,201
Nuveen Investments, Inc. Class A	37,800	1,611,036
SBI Holdings, Inc. (d)	528	357,359
		27,784,148
Commercial Banks – 2.2%
Banca Intesa Spa	196,020	1,038,458
Banco Bilbao Vizcaya Argentaria SA	60,700	1,083,495
Bank of America Corp.	693,910	32,023,947
China Construction Bank Corp.
(H Shares)	420,000	146,254
Hokuhoku Financial Group, Inc.	91,000	425,266
Kansai Urban Banking Corp.	65,000	337,390
Kookmin Bank	6,180	469,251
Mitsui Trust Holdings, Inc.	25,000	300,242
Mizuho Financial Group, Inc.	170	1,349,561
Nishi Nippon City Bank Ltd.	44,000	262,720
Shinhan Financial Group Co. Ltd.	6,010	244,874
Standard Chartered PLC (United Kingdom)	80,100	1,785,755
Sumitomo Mitsui Financial Group, Inc.	189	2,003,732
Synovus Financial Corp.	65,500	1,769,155
Tokyo Tomin Bank Ltd.	6,200	241,890
Unicredito Italiano Spa	320,000	2,203,666
Wachovia Corp.	184,074	9,730,140

See accompanying notes which are an integral part of the financial statements.
VIP Asset Manager Portfolio	10

Common Stocks continued
		Shares	Value (Note 1)

FINANCIALS – continued
Commercial Banks – continued
Wells Fargo & Co.		6,100	$383,263
Woori Finance Holdings Co. Ltd.		14,230	283,894
			56,082,953
Consumer Finance – 0.3%
Capital One Financial Corp.		19,800	1,710,720
Credit Saison Co. Ltd.		14,000	699,377
MBNA Corp.		68,400	1,857,060
Nissin Co. Ltd.		230,500	564,985
ORIX Corp.		3,600	917,518
SFCG Co. Ltd.		2,100	507,612
UCS Co. Ltd.		2,500	157,966
			6,415,238
Diversified Financial Services – 0.9%
Banca Italease Spa		66,000	1,687,697
Citigroup, Inc.		338,600	16,432,258
Deutsche Boerse AG		6,794	696,209
ING Groep NV (Certificaten Van Aandelen)		47,700	1,660,914
OMX AB (a)(d)		125,600	1,746,970
Singapore Exchange Ltd.		99,000	172,645
			22,396,693
Insurance – 5.5%
ACE Ltd.		178,800	9,555,072
AFLAC, Inc.		19,300	895,906
AMBAC Financial Group, Inc.		87,700	6,758,162
American International Group, Inc.		955,400	65,186,942
Amlin PLC		228,100	975,824
Amlin PLC (RFD) (a)		72,577	293,621
AMP Ltd.		36,300	204,768
AXA SA		32,500	1,050,725
Baloise Holdings AG (Reg.)		8,259	482,404
Benfield Group PLC		357,300	2,214,395
Chaucer Holdings PLC		1,959,700	2,032,667
Hartford Financial Services Group, Inc.		240,700	20,673,723
MBIA, Inc.		89,000	5,354,240
MetLife, Inc.		137,000	6,713,000
Ping An Insurance (Group) Co. of China, Ltd. (H Shares)		125,000	230,537
Prudential PLC		156,700	1,483,718
QBE Insurance Group Ltd.		30,635	440,457
Skandia Foersaekrings AB		175,800	1,053,317
Sompo Japan Insurance, Inc		63,000	852,254
Swiss Reinsurance Co. (Reg.)		39,045	2,858,546
T&D Holdings, Inc.		10,750	712,989
The Chubb Corp.		68,296	6,669,104
Transatlantic Holdings, Inc.		12,900	866,880
			137,559,251
Real Estate 0.2%
British Land Co. PLC		79,800	1,464,467
CapitaLand Ltd.		137,000	283,400

See accompanying notes which are an integral part of the financial statements.
	11		Annual Report

11

VIP Asset Manager Portfolio
Investments - continued

	Shares	Value (Note 1)
China Overseas Land & Investment Ltd.	718,000	$ 307,900
Keihanshin Real Estate Co. Ltd.	4,000	37,149
KK daVinci Advisors (a)	52	392,078
Shun Tak Holdings Ltd.	344,000	317,218
Sumitomo Realty & Development Co. Ltd.	41,000	891,947
Toc Co. Ltd.	25,000	172,173
Urban Corp.	5,400	583,487
Wharf Holdings Ltd.	65,000	229,698
		4,679,517
Thrifts & Mortgage Finance – 0.7%
Fannie Mae	298,900	14,589,309
MGIC Investment Corp.	30,700	2,020,674
		16,609,983

TOTAL FINANCIALS		271,527,783

HEALTH CARE 8.3%
Biotechnology – 0.0%
Actelion Ltd. (Reg.) (a)	11,204	926,845
Health Care Equipment & Supplies 0.1%
Axis Shield PLC (a)	83,100	434,905
Cochlear Ltd.	5,500	184,499
Miraca Holdings, Inc.	12,000	261,567
Phonak Holding AG	1,593	68,618
Pihsiang Machinery Manufacturing Co.	36,360	55,714
ResMed, Inc. CHESS Depositary Interests (a)	45,800	176,382
Sysmex Corp.	4,600	175,565
Terumo Corp.	7,700	227,921
		1,585,171
Health Care Providers & Services 3.4%
Cardinal Health, Inc.	1,137,300	78,189,369
Sonic Healthcare Ltd.	24,400	264,900
UnitedHealth Group, Inc.	124,500	7,736,430
		86,190,699
Pharmaceuticals 4.8%
Astellas Pharma, Inc.	13,300	518,892
AstraZeneca PLC sponsored ADR	42,100	2,046,060
Chugai Pharmaceutical Co. Ltd.	9,400	201,705
Eisai Co. Ltd.	6,500	272,889
GlaxoSmithKline PLC	73,900	1,865,236
GlaxoSmithKline PLC sponsored ADR	18,800	949,024
Johnson & Johnson	461,800	27,754,180
Novartis AG:
(Reg.)	57,136	2,998,497
sponsored ADR	9,300	488,064
Pfizer, Inc.	1,348,200	31,440,024
Sanofi Aventis sponsored ADR	33,100	1,453,090
Takeda Pharamaceutical Co. Ltd.	8,500	459,947

See accompanying notes which are an integral part of the financial statements.
VIP Asset Manager Portfolio	12

Common Stocks continued
		Shares	Value (Note 1)

HEALTH CARE continued
Pharmaceuticals – continued
Tong Ren Tang Technologies Co. Ltd.
(H Shares)		65,000	$ 112,334
Wyeth		1,057,800	48,732,846
			119,292,788

TOTAL HEALTH CARE			207,995,503

INDUSTRIALS – 3.8%
Aerospace & Defense – 0.7%
BAE Systems PLC		422,900	2,779,306
Honeywell International, Inc.		145,100	5,404,975
Lockheed Martin Corp.		64,500	4,104,135
United Technologies Corp.		82,300	4,601,393
			16,889,809
Building Products – 0.0%
Daikin Industries Ltd.		9,700	283,830
Commercial Services & Supplies 0.0%
Citiraya Industries Ltd. (a)		181,000	1
Downer EDI Ltd.		87,918	463,054
PMP Ltd. (a)		103,600	117,793
S1 Corp.		3,210	139,551
Taiwan Secom Co.		124,540	191,591
			911,990
Construction & Engineering – 0.1%
Bilfinger Berger AG		11,400	543,884
Chiyoda Corp.		19,000	436,708
Commuture Corp.		23,000	238,378
Doosan Heavy Industries & Construction Co. Ltd.		13,540	510,018
Hyundai Engineering & Construction Co. Ltd. (a)		10,200	457,102
Keangnam Enterprises (a)		11,370	152,917
PYI Corp. Ltd.		1,690,871	320,569
United Group Ltd.		40,582	343,533
			3,003,109
Electrical Equipment 0.0%
Shanghai Electric (Group) Corp.
(H Shares)		666,000	227,622
Sumitomo Electric Industries Ltd.		38,200	580,266
			807,888
Industrial Conglomerates 2.2%
3M Co.		201,400	15,608,500
General Electric Co.		885,300	31,029,765
Hutchison Whampoa Ltd.		40,000	380,982
Keppel Corp. Ltd.		51,000	337,352
Shanghai Industrial Holdings Ltd. Class H		74,000	154,134
Tyco International Ltd.		261,700	7,552,662
			55,063,395
Machinery – 0.5%
Aida Engineering Ltd.		34,000	271,931

See accompanying notes which are an integral part of the financial statements.
	13		Annual Report

13

VIP Asset Manager Portfolio
Investments - continued

	Shares	Value (Note 1)
Bradken Ltd.	120,256	$ 388,141
Ingersoll Rand Co. Ltd. Class A	204,200	8,243,554
Kitz Corp.	35,000	304,567
Kurita Water Industries Ltd.	12,500	238,009
MAN AG	21,000	1,120,727
Metso Corp.	45,600	1,248,100
Nabtesco Corp.	30,000	386,498
Nittoku Engineering Co. Ltd.	13,500	171,748
Sumitomo Heavy Industries Ltd.	41,000	344,260
TSM Tech Co. Ltd.	17,877	255,513
Weichai Power Co. Ltd. (H Shares)	68,000	114,888
		13,087,936
Marine – 0.0%
Alexander & Baldwin, Inc.	5,063	274,617
Road & Rail 0.1%
Burlington Northern Santa Fe Corp.	9,500	672,790
East Japan Railway Co	79	543,395
Hamakyorex Co. Ltd.	17,400	833,807
		2,049,992
Trading Companies & Distributors – 0.1%
Mitsubishi Corp.	38,000	841,186
Mitsui & Co. Ltd.	64,000	822,357
		1,663,543
Transportation Infrastructure – 0.1%
ConnectEast Group unit	462,033	388,068
Kamigumi Co. Ltd.	22,000	195,361
Macquarie Airports unit	82,348	191,488
Macquarie Infrastructure Group unit	236,758	618,279
The Sumitomo Warehouse Co. Ltd.	25,000	215,216
		1,608,412

TOTAL INDUSTRIALS		95,644,521

INFORMATION TECHNOLOGY 7.4%
Communications Equipment – 1.2%
Cisco Systems, Inc. (a)	1,163,500	19,919,120
Comverse Technology, Inc. (a)	57,900	1,539,561
Lightron Fiber Optic Devices, Inc.	11,600	73,687
Motorola, Inc.	31,500	711,585
Nokia Corp. sponsored ADR	357,400	6,540,420
TANDBERG Television ASA (a)	72,800	963,277
		29,747,650
Computers & Peripherals 1.1%
Acer, Inc.	116,600	293,041
Dell, Inc. (a)	366,800	11,000,332
EMC Corp. (a)	138,900	1,891,818
Fujitsu Ltd.	81,000	616,920
GES International Ltd.	287,000	160,504
Hanny Holdings Ltd.	246,312	119,127
International Business Machines Corp.	157,500	12,946,500
NEC Corp.	78,000	485,577
		27,513,819

See accompanying notes which are an integral part of the financial statements.
VIP Asset Manager Portfolio	14

Common Stocks continued
	Shares	Value (Note 1)

INFORMATION TECHNOLOGY – continued
Electronic Equipment & Instruments – 0.3%
Flextronics International Ltd. (a)	151,800	$ 1,584,792
Hamamatsu Photonics KK	3,200	93,906
Hon Hai Precision Industry Co. Ltd. (Foxconn)	91,149	499,802
Horiba Ltd.	6,000	173,021
Hoya Corp.	12,400	445,918
Jabil Circuit, Inc. (a)	23,200	860,488
KH Vatec Co. Ltd.	6,747	220,324
Kingboard Chemical Holdings Ltd.	135,500	366,988
Kinsus Interconnect Technology Corp.	60,000	207,454
Nidec Corp.	3,700	314,753
Nippon Chemi con Corp.	49,000	302,549
Nippon Electric Glass Co. Ltd.	59,000	1,288,537
Optimax Technology Corp.	62,727	107,200
Phoenix Precision Technology Corp.	118,000	309,140
SFA Engineering Corp.	17,800	448,754
Yageo Corp. (a)	478,000	203,860
Yaskawa Electric Corp. (a)	34,000	343,158
		7,770,644
Internet Software & Services 0.2%
3Soft, Inc. (a)	19,272	246,758
CDNetworks Co. Ltd.	12,600	350,174
Dip Corp. (a)(d)	51	83,050
Index Corp.	208	377,524
livedoor Co. Ltd. (a)	48,572	302,790
NHN Corp. (a)	4,578	1,226,859
Softbank Corp.	23,400	988,355
Telewave, Inc.	33	245,460
Yahoo! Japan Corp	418	634,596
		4,455,566
IT Services 0.1%
Computershare Ltd.	113,300	564,325
First Data Corp.	46,800	2,012,868
		2,577,193
Office Electronics – 0.0%
Konica Minolta Holdings, Inc.	38,000	387,074
Semiconductors & Semiconductor Equipment – 1.5%
Advanced Semiconductor Engineering, Inc.	295,000	270,498
Analog Devices, Inc.	36,800	1,320,016
Applied Materials, Inc.	409,600	7,348,224
ASM Pacific Technology Ltd.	29,500	166,454
Chipbond Technology Corp.	153,760	250,595
Core Logic, Inc.	5,186	231,890
Holtek Semiconductor, Inc.	109,196	154,015
Intel Corp.	644,800	16,094,208
KLA Tencor Corp.	52,000	2,565,160
Lam Research Corp. (a)	78,200	2,790,176
Linear Technology Corp.	21,100	761,077

See accompanying notes which are an integral part of the financial statements.

15 Annual Report

15

VIP Asset Manager Portfolio
Investments - continued

	Shares	Value (Note 1)
MediaTek, Inc.	27,600	$ 325,383
Novellus Systems, Inc. (a)	49,300	1,189,116
Phoenix PDE Co. Ltd.	55,867	302,209
Samsung Electronics Co. Ltd.	1,800	1,177,370
Solomon Systech Ltd.	598,000	248,728
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	160,145	1,587,032
Xilinx, Inc.	14,400	363,024
		37,145,175
Software 3.0%
Aplix Corp. (a)	15	185,743
BEA Systems, Inc. (a)	320,900	3,016,460
Intelligent Wave, Inc.	144	585,013
KOEI Co. Ltd.	7,730	214,385
Microsoft Corp.	1,859,492	48,625,716
Oracle Corp. (a)	556,200	6,791,202
SAP AG	5,500	991,540
Springsoft, Inc.	113,362	185,791
Symantec Corp. (a)	787,522	13,781,635
Trend Micro, Inc.	11,500	435,011
		74,812,496

TOTAL INFORMATION TECHNOLOGY		184,409,617

MATERIALS 0.7%
Chemicals 0.6%
BASF AG	49,400	3,778,112
Bayer AG	80,400	3,357,504
Ise Chemical Corp.	35,000	198,889
JSR Corp.	14,700	386,498
Nitto Denko Corp.	8,600	670,319
Praxair, Inc.	64,700	3,426,512
Syngenta AG (Switzerland)	18,435	2,296,079
Teijin Ltd	58,000	368,449
		14,482,362
Containers & Packaging – 0.0%
Vision Grande Group Holdings Ltd.	172,000	110,361
Metals & Mining – 0.1%
BHP Billiton Ltd.	80,800	1,350,168
Hitachi Metals Ltd.	17,000	185,709
Newcrest Mining Ltd.	25,800	459,892
		1,995,769

TOTAL MATERIALS		16,588,492

TELECOMMUNICATION SERVICES 3.3%
Diversified Telecommunication Services – 3.0%
AT&T, Inc.	1,903,900	46,626,511
BellSouth Corp.	362,100	9,812,910
Completel Europe NV (a)	19,556	1,025,606
FASTWEB Spa (a)	40,400	1,847,578
Qwest Communications International, Inc. (a)	1,219,400	6,889,610

See accompanying notes which are an integral part of the financial statements.
VIP Asset Manager Portfolio	16

Common Stocks continued
	Shares	Value (Note 1)

TELECOMMUNICATION SERVICES continued
Diversified Telecommunication Services – continued
Telefonica SA sponsored ADR	33,560	$ 1,510,871
Verizon Communications, Inc.	195,000	5,873,400
		73,586,486
Wireless Telecommunication Services – 0.3%
Millicom International Cellular SA unit (a)	122,800	3,315,577
Sprint Nextel Corp.	140,501	3,282,103
Vodafone Group PLC	676,600	1,452,658
		8,050,338

TOTAL TELECOMMUNICATION SERVICES		81,636,824

UTILITIES 0.1%
Electric Utilities – 0.1%
E.ON AG	21,400	2,216,184
Gas Utilities 0.0%
Hong Kong & China Gas Co. Ltd.	121,000	258,272
Xinao Gas Holdings Ltd.	254,000	201,466
		459,738

TOTAL UTILITIES		2,675,922

TOTAL COMMON STOCKS
(Cost $1,009,948,134)	1,183,434,008

Preferred Stocks 0.0%

Convertible Preferred Stocks 0.0%

TELECOMMUNICATION SERVICES 0.0%
Diversified Telecommunication Services – 0.0%
Cincinnati Bell, Inc. Series B, 6.75%	7,700	292,985
Nonconvertible Preferred Stocks 0.0%

CONSUMER DISCRETIONARY 0.0%
Automobiles – 0.0%
Porsche AG (non vtg.)	1,110	797,603
TOTAL PREFERRED STOCKS
(Cost $911,684)		1,090,588

Corporate Bonds 4.9%
	Principal
	Amount
Convertible Bonds 0.2%

TELECOMMUNICATION SERVICES 0.2%
Diversified Telecommunication Services – 0.2%
Qwest Communications International, Inc. 3.5% 11/15/25	$ 3,350,000	3,883,655

See accompanying notes which are an integral part of the financial statements.

17 Annual Report

17

VIP Asset Manager Portfolio
Investments - continued

	Principal	Value
	Amount	(Note 1)
Nonconvertible Bonds – 4.7%

CONSUMER DISCRETIONARY 0.5%
Automobiles – 0.1%
Ford Motor Co.:
6.625% 10/1/28	$ 300,000	$ 193,500
7.45% 7/16/31	2,010,000	1,366,800
General Motors Corp. 8.375% 7/15/33	3,290,000	2,171,400
		3,731,700
Media 0.3%
AOL Time Warner, Inc.:
6.875% 5/1/12	215,000	228,863
7.625% 4/15/31	500,000	556,825
Cox Communications, Inc. 7.125% 10/1/12	820,000	878,610
Liberty Media Corp. 8.25% 2/1/30	1,805,000	1,768,640
News America Holdings, Inc. 7.75% 12/1/45	595,000	682,129
News America, Inc. 6.2% 12/15/34	1,155,000	1,147,262
Time Warner Entertainment Co. LP 8.375% 7/15/33	1,000,000	1,181,258
Time Warner, Inc. 6.625% 5/15/29	1,500,000	1,497,893
		7,941,480
Multiline Retail – 0.1%
The May Department Stores Co. 6.7% 7/15/34	1,160,000	1,235,508

TOTAL CONSUMER DISCRETIONARY		12,908,688

CONSUMER STAPLES 0.1%
Beverages 0.0%
FBG Finance Ltd. 5.125% 6/15/15 (e)	795,000	773,467
Food Products – 0.1%
H.J. Heinz Co. 6.428% 12/1/08 (e)(j)	880,000	903,998
Tobacco – 0.0%
Altria Group, Inc. 7% 11/4/13	380,000	415,812

TOTAL CONSUMER STAPLES		2,093,277

ENERGY 0.7%
Energy Equipment & Services – 0.1%
Petronas Capital Ltd. 7% 5/22/12 (e)	1,365,000	1,502,615
Oil, Gas & Consumable Fuels 0.6%
Amerada Hess Corp. 6.65% 8/15/11	285,000	306,247
Duke Capital LLC:
4.37% 3/1/09	3,175,000	3,098,991

See accompanying notes which are an integral part of the financial statements.
VIP Asset Manager Portfolio	18

Corporate Bonds continued
		Principal	Value
		Amount	(Note 1)
Nonconvertible Bonds – continued

ENERGY – continued
Oil, Gas & Consumable Fuels – continued
Duke Capital LLC: – continued
6.75% 2/15/32		$100,000	$ 108,825
Empresa Nacional de Petroleo 6.75% 11/15/12 (e)		940,000	1,012,098
EnCana Holdings Finance Corp. 5.8% 5/1/14		525,000	547,241
Enterprise Products Operating LP 5.75% 3/1/35		700,000	643,614
Kinder Morgan Energy Partners LP:
5.125% 11/15/14		400,000	391,206
5.8% 3/15/35		600,000	573,963
Nexen, Inc. 5.875% 3/10/35		1,140,000	1,120,984
Pemex Project Funding Master Trust:
6.125% 8/15/08		2,770,000	2,825,400
6.625% 6/15/35 (e)		1,470,000	1,473,675
7.875% 2/1/09 (j)		3,000,000	3,208,500
			15,310,744

TOTAL ENERGY			16,813,359

FINANCIALS – 1.9%
Capital Markets 0.3%
Goldman Sachs Group, Inc. 6.6% 1/15/12		4,075,000	4,377,320
Lazard Group LLC 7.125% 5/15/15		1,165,000	1,223,355
Merrill Lynch & Co., Inc. 4.25% 2/8/10		1,710,000	1,663,358
Morgan Stanley 6.6% 4/1/12		1,750,000	1,881,019
			9,145,052
Commercial Banks – 0.2%
Bank of America Corp. 7.4% 1/15/11		1,165,000	1,283,275
Korea Development Bank 3.875% 3/2/09		2,000,000	1,935,078
Wachovia Bank NA 4.875% 2/1/15		580,000	565,626
Wachovia Corp. 4.875% 2/15/14		735,000	719,315
			4,503,294
Consumer Finance – 0.3%
Capital One Financial Corp.:
4.8% 2/21/12		400,000	388,086
5.5% 6/1/15		1,500,000	1,491,224
Ford Motor Credit Co. 7.375% 2/1/11		1,250,000	1,095,648
Household Finance Corp. 4.125% 11/16/09		1,300,000	1,255,136
Household International, Inc. 5.836% 2/15/08		1,225,000	1,245,296

		Principal	Value
		Amount	(Note 1)
MBNA America Bank NA 7.125% 11/15/12		$750,000	$ 838,427
MBNA Corp. 7.5% 3/15/12		535,000	602,588
			6,916,405
Diversified Financial Services – 0.2%
JPMorgan Chase Capital XVII 5.85% 8/1/35		3,495,000	3,457,963
Prime Property Funding, Inc. 5.125% 6/1/15 (e)		935,000	904,142
			4,362,105

See accompanying notes which are an integral part of the financial statements.
	19		Annual Report

19

VIP Asset Manager Portfolio
Investments - continued

	Principal	Value
	Amount	(Note 1)
Insurance – 0.1%
Axis Capital Holdings Ltd. 5.75% 12/1/14	1,500,000	1,500,321
Marsh & McLennan Companies, Inc. 5.75% 9/15/15	660,000	665,303
Principal Life Global Funding I 6.25% 2/15/12 (e)	850,000	902,889
		3,068,513
Real Estate 0.6%
Archstone Smith Operating Trust 5.25% 5/1/15	1,350,000	1,331,328
CarrAmerica Realty Corp.:
5.125% 9/1/11	1,980,000	1,940,709
5.5% 12/15/10	825,000	823,744
Colonial Properties Trust 5.5% 10/1/15	1,700,000	1,657,022
Developers Diversified Realty Corp.:
5% 5/3/10	675,000	665,057
5.25% 4/15/11	395,000	391,018
EOP Operating LP 4.65% 10/1/10	3,340,000	3,236,163
Regency Centers LP 6.75% 1/15/12	1,990,000	2,127,049
Simon Property Group LP:
5.1% 6/15/15	915,000	884,947
5.625% 8/15/14	1,325,000	1,334,013
		14,391,050
Thrifts & Mortgage Finance – 0.2%
Countrywide Home Loans, Inc. 4% 3/22/11	935,000	879,777
Independence Community Bank Corp. 3.75% 4/1/14 (j)	1,120,000	1,072,832
Residential Capital Corp. 6.375% 6/30/10	1,210,000	1,229,499
Washington Mutual, Inc. 4.625% 4/1/14	1,500,000	1,410,540
		4,592,648

TOTAL FINANCIALS		46,979,067

INDUSTRIALS – 0.3%
Aerospace & Defense – 0.1%
BAE Systems Holdings, Inc. 4.75% 8/15/10 (e)	980,000	962,451

See accompanying notes which are an integral part of the financial statements.
VIP Asset Manager Portfolio	20

Corporate Bonds continued
		Principal	Value
		Amount	(Note 1)
Nonconvertible Bonds – continued

INDUSTRIALS – continued
Aerospace & Defense – continued
Bombardier, Inc.:
6.3% 5/1/14 (e)		$ 1,030,000	$901,250
7.45% 5/1/34 (e)		420,000	354,900
			2,218,601
Airlines – 0.1%
American Airlines, Inc. pass thru trust certificates:
6.855% 10/15/10		109,643	111,547
6.978% 10/1/12		232,816	240,022
7.024% 4/15/11		610,000	625,427
7.858% 4/1/13		975,000	1,028,002
Continental Airlines, Inc. pass thru trust certificates 6.795% 2/2/20		805,440	724,896
Delta Air Lines, Inc. pass thru trust certificates 7.57% 11/18/10		840,000	827,647
			3,557,541
Industrial Conglomerates 0.1%
Hutchison Whampoa International 03/13 Ltd. 6.5% 2/13/13 (e)		390,000	412,985
Hutchison Whampoa International 03/33 Ltd. 7.45% 11/24/33 (e)		800,000	924,030
			1,337,015

TOTAL INDUSTRIALS			7,113,157

INFORMATION TECHNOLOGY 0.1%
Semiconductors & Semiconductor Equipment – 0.1%
Chartered Semiconductor Manufacturing Ltd. 6.375% 8/3/15		1,350,000	1,342,189

MATERIALS 0.0%
Metals & Mining – 0.0%
Newmont Mining Corp. 5.875% 4/1/35		830,000	819,062
Paper & Forest Products 0.0%
International Paper Co. 4.25% 1/15/09		480,000	465,852

TOTAL MATERIALS			1,284,914

TELECOMMUNICATION SERVICES 0.5%
Diversified Telecommunication Services – 0.5%
AT&T Broadband Corp. 8.375% 3/15/13		500,000	578,739
BellSouth Capital Funding Corp. 7.875% 2/15/30		765,000	923,520
BellSouth Corp. 5.2% 9/15/14		430,000	427,710
British Telecommunications PLC 8.875% 12/15/30		1,500,000	2,006,913

		Principal	Value
		Amount	(Note 1)
SBC Communications, Inc.:
6.15% 9/15/34		$ 1,000,000	$1,004,462
6.45% 6/15/34		555,000	577,519
Sprint Capital Corp.:
6.875% 11/15/28		1,245,000	1,360,399
8.375% 3/15/12		730,000	846,043

See accompanying notes which are an integral part of the financial statements.
	21		Annual Report

21

VIP Asset Manager Portfolio
Investments - continued

	Principal	Value
	Amount	(Note 1)
Telecom Italia Capital:
4.95% 9/30/14	705,000	673,337
5.25% 11/15/13	1,700,000	1,668,166
Verizon Global Funding Corp.:
5.85% 9/15/35	1,390,000	1,339,504
7.75% 12/1/30	720,000	855,833
Verizon New York, Inc. 6.875% 4/1/12	300,000	312,729
		12,574,874
Wireless Telecommunication Services – 0.0%
America Movil SA de CV 4.125% 3/1/09	450,000	437,400
AT&T Wireless Services, Inc. 7.875% 3/1/11	400,000	448,822
		886,222

TOTAL TELECOMMUNICATION SERVICES		13,461,096

UTILITIES 0.6%
Electric Utilities – 0.3%
Cleveland Electric Illuminating Co. 5.65% 12/15/13	1,205,000	1,228,417
Exelon Corp.:
4.9% 6/15/15	1,460,000	1,393,399
5.625% 6/15/35	155,000	146,069
6.75% 5/1/11	835,000	888,959
FirstEnergy Corp. 6.45% 11/15/11	760,000	805,598
Progress Energy, Inc. 7.1% 3/1/11	2,000,000	2,157,840
TXU Energy Co. LLC 7% 3/15/13	2,295,000	2,445,699
		9,065,981
Independent Power Producers & Energy Traders 0.1%
Constellation Energy Group, Inc. 7% 4/1/12	1,560,000	1,702,091
Multi-Utilities – 0.2%
Dominion Resources, Inc.:
4.75% 12/15/10	1,000,000	977,295
5.95% 6/15/35	2,230,000	2,176,674

See accompanying notes which are an integral part of the financial statements.
VIP Asset Manager Portfolio	22

Corporate Bonds continued
	Principal	Value
	Amount	(Note 1)
Nonconvertible Bonds – continued

UTILITIES – continued
Multi-Utilities – continued
Dominion Resources, Inc.: - continued
6.25% 6/30/12	$ 540,000	$ 564,952
MidAmerican Energy Holdings, Inc. 5.875% 10/1/12	1,235,000	1,274,968
		4,993,889

TOTAL UTILITIES		15,761,961

TOTAL NONCONVERTIBLE BONDS		117,757,708

TOTAL CORPORATE BONDS
(Cost $122,270,134)		121,641,363

U.S. Government and Government Agency Obligations 7.1%

U.S. Government Agency Obligations – 2.1%
Fannie Mae:
2.5% 6/15/06	4,570,000	4,527,476
3.25% 1/15/08	2,661,000	2,585,010
3.25% 8/15/08	600,000	578,471
3.25% 2/15/09	1,800,000	1,724,062
3.375% 12/15/08	205,000	197,582
4.625% 5/1/13	7,000,000	6,798,351
4.75% 12/15/10	9,400,000	9,400,103
5.5% 3/15/11	1,975,000	2,041,453
6.25% 2/1/11	3,505,000	3,701,666
Freddie Mac:
4% 6/12/13	11,318,000	10,699,924
5.875% 3/21/11	7,760,000	8,086,223
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series
1996 A, 7.63% 8/1/14	2,810,000	2,812,793

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		53,153,114
U.S. Treasury Inflation Protected Obligations – 1.5%
U.S. Treasury Inflation Indexed Bonds 2.375% 1/15/25	6,340,260	6,673,260
U.S. Treasury Inflation Indexed Notes:
0.875% 4/15/10	6,308,520	5,999,100
2% 1/15/14	24,255,000	24,120,675

TOTAL U.S. TREASURY INFLATION PROTECTED
OBLIGATIONS		36,793,035

	Principal	Value
	Amount	(Note 1)
U.S. Treasury Obligations – 3.5%
U.S. Treasury Bills, yield at date of purchase 3.67% to 3.98% 1/12/06 to 3/9/06 (g)	$ 7,000,000	$ 6,965,936
U.S. Treasury Bonds 6.25% 5/15/30	15,190,000	18,865,266
U.S. Treasury Notes:
4.375% 12/15/10	1,630,000	1,631,273
See accompanying notes which are an integral part of the financial statements.
23		Annual Report

23

VIP Asset Manager Portfolio
Investments - continued

	Principal	Value
	Amount	(Note 1)
4.75% 5/15/14	31,300,000	32,061,717
6.5% 2/15/10	25,000,000	26,967,775

TOTAL U.S. TREASURY OBLIGATIONS		86,491,967

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $176,485,402)		176,438,116

U.S. Government Agency Mortgage
Securities 8.0%

Fannie Mae – 7.4%
3.477% 4/1/34 (j)	225,686	224,278
3.726% 1/1/35 (j)	155,932	153,678
3.752% 10/1/33 (j)	105,534	103,091
3.76% 12/1/34 (j)	113,379	111,804
3.787% 12/1/34 (j)	17,206	16,978
3.793% 6/1/34 (j)	460,853	444,165
3.82% 6/1/33 (j)	82,539	81,089
3.83% 1/1/35 (j)	95,657	94,453
3.847% 1/1/35 (j)	287,488	283,799
3.869% 1/1/35 (j)	167,208	166,868
3.889% 12/1/34 (j)	100,545	100,430
3.906% 10/1/34 (j)	124,712	123,319
3.952% 5/1/34 (j)	43,108	43,754
3.964% 1/1/35 (j)	132,048	130,872
3.968% 5/1/33 (j)	29,870	29,471
3.983% 12/1/34 (j)	673,821	671,544
3.984% 12/1/34 (j)	121,609	120,888
3.991% 12/1/34 (j)	96,762	96,180
3.993% 1/1/35 (j)	75,108	74,569
4% 6/1/19	3,078,406	2,943,076
4.002% 2/1/35 (j)	81,380	80,641
4.023% 12/1/34 (j)	55,220	54,798
4.029% 2/1/35 (j)	79,229	78,433
4.034% 10/1/18 (j)	104,200	102,268
4.037% 1/1/35 (j)	41,017	40,756
4.057% 1/1/35 (j)	76,527	75,646
4.064% 4/1/33 (j)	33,850	33,611
4.066% 12/1/34 (j)	184,342	183,379
4.079% 1/1/35 (j)	180,502	179,156
4.095% 2/1/35 (j)	58,879	58,467
4.099% 2/1/35 (j)	155,206	153,828
4.101% 2/1/35 (j)	59,255	58,737
4.105% 2/1/35 (j)	324,192	321,685

See accompanying notes which are an integral part of the financial statements.
VIP Asset Manager Portfolio	24

U.S. Government Agency Mortgage
Securities continued
		Principal	Value
		Amount	(Note 1)
Fannie Mae – continued
4.111% 1/1/35 (j)		$181,483	$179,664
4.12% 11/1/34 (j)		155,976	154,720
4.122% 1/1/35 (j)		332,039	329,036
4.123% 1/1/35 (j)		185,378	184,810
4.126% 2/1/35 (j)		213,717	213,143
4.144% 1/1/35 (j)		274,707	274,969
4.161% 2/1/35 (j)		160,146	158,687
4.176% 11/1/34 (j)		44,993	44,657
4.176% 1/1/35 (j)		336,611	334,033
4.176% 1/1/35 (j)		152,940	151,673
4.185% 1/1/35 (j)		215,937	211,876
4.205% 3/1/34 (j)		99,883	98,441
4.214% 10/1/34 (j)		261,934	261,848
4.25% 2/1/35 (j)		111,458	109,143
4.278% 2/1/35 (j)		53,985	53,458
4.288% 8/1/33 (j)		211,435	209,015
4.291% 1/1/35 (j)		102,720	101,494
4.292% 3/1/33 (j)		140,078	139,094
4.298% 7/1/34 (j)		74,515	74,776
4.299% 3/1/35 (j)		105,764	104,950
4.308% 5/1/35 (j)		148,032	146,338
4.313% 3/1/33 (j)		58,483	57,390
4.327% 12/1/34 (j)		63,891	63,791
4.33% 10/1/33 (j)		53,343	52,793
4.332% 1/1/35 (j)		131,857	130,020
4.342% 6/1/33 (j)		63,604	62,803
4.348% 1/1/35 (j)		112,287	110,318
4.367% 2/1/34 (j)		244,490	240,829
4.374% 4/1/35 (j)		60,773	59,927
4.394% 2/1/35 (j)		149,519	146,842
4.409% 5/1/35 (j)		310,159	306,735
4.442% 10/1/34 (j)		523,012	523,212
4.445% 3/1/35 (j)		136,020	133,867
4.447% 4/1/34 (j)		159,222	158,477
4.467% 8/1/34 (j)		319,947	316,270
4.48% 1/1/35 (j)		157,157	156,449
4.481% 5/1/35 (j)		84,201	83,024
4.497% 3/1/35 (j)		320,073	314,888
4.5% 4/1/19 to 10/1/33		28,427,830	27,227,004
4.5% 1/1/21 (f)		11,399,398	11,089,477
4.52% 8/1/34 (j)		666,816	670,996
4.522% 3/1/35 (j)		298,534	294,247
4.545% 2/1/35 (j)		702,808	699,276
4.545% 7/1/35 (j)		379,765	376,957
4.55% 2/1/35 (j)		110,271	109,333
4.559% 1/1/35 (j)		241,227	240,304
4.56% 2/1/35 (j)		64,794	64,457
4.571% 9/1/34 (j)		464,849	461,088
4.584% 2/1/35 (j)		985,702	974,108
4.607% 8/1/34 (j)		164,690	163,639
4.607% 2/1/35 (j)		317,960	314,518
See accompanying notes which are an integral part of the financial statements.
	25		Annual Report

25

VIP Asset Manager Portfolio
Investments - continued

	Principal	Value
	Amount	(Note 1)
4.627% 1/1/33 (j)	$ 77,338	$ 76,661
4.629% 9/1/34 (j)	37,589	37,341
4.642% 11/1/34 (j)	337,533	335,183
4.653% 3/1/35 (j)	59,282	59,254
4.674% 11/1/34 (j)	368,727	365,995
4.695% 3/1/35 (j)	861,580	858,472
4.703% 2/1/33 (j)	23,743	23,713
4.71% 10/1/32 (j)	29,993	29,970
4.722% 3/1/35 (j)	167,671	166,230
4.729% 7/1/34 (j)	303,739	301,579
4.732% 10/1/32 (j)	30,271	30,249
4.803% 12/1/34 (j)	279,013	278,249
4.815% 5/1/33 (j)	10,674	10,665
4.816% 12/1/32 (j)	152,862	152,813
4.83% 1/1/35 (j)	16,952	17,091
4.832% 8/1/34 (j)	127,254	126,215
4.838% 12/1/34 (j)	115,698	115,396
4.904% 12/1/32 (j)	14,192	14,236
4.984% 11/1/32 (j)	86,678	87,256
5% 2/1/18 to 6/1/34	13,401,850	13,253,607
5% 1/1/36 (f)	12,462,807	12,077,239
5.029% 2/1/35 (j)	61,740	61,973
5.05% 7/1/34 (j)	72,056	72,256
5.067% 11/1/34 (j)	28,657	28,705
5.111% 5/1/35 (j)	728,743	732,711
5.199% 6/1/35 (j)	531,747	534,025
5.222% 8/1/33 (j)	172,554	171,992
5.333% 7/1/35 (j)	76,017	76,162
5.5% 12/1/18 to 10/1/34	57,122,643	56,720,746
6% 6/1/13 to 1/1/34	18,503,490	18,797,711
6.5% 6/1/11 to 9/1/32	15,397,374	15,841,928
7% 3/1/15 to 2/1/32	4,397,601	4,599,693
7.5% 7/1/16 to 11/1/31	1,872,379	1,964,589
8% 1/1/30 to 6/1/30	157,716	168,472

TOTAL FANNIE MAE		184,762,952
Freddie Mac 0.3%
4.056% 12/1/34 (j)	108,099	106,928
4.103% 12/1/34 (j)	166,632	164,336
4.188% 1/1/35 (j)	504,967	498,347
4.269% 3/1/35 (j)	140,555	139,427
4.3% 5/1/35 (j)	251,681	249,547
4.307% 12/1/34 (j)	169,234	166,197
4.364% 3/1/35 (j)	230,136	225,677
4.375% 2/1/35 (j)	314,453	312,623
4.39% 2/1/35 (j)	303,107	300,266
4.445% 3/1/35 (j)	142,766	140,100
4.447% 2/1/34 (j)	156,566	154,657
4.468% 6/1/35 (j)	177,212	174,820
4.489% 3/1/35 (j)	158,217	155,479
4.49% 3/1/35 (j)	1,021,493	1,007,687
4.552% 2/1/35 (j)	238,520	235,401

See accompanying notes which are an integral part of the financial statements.
VIP Asset Manager Portfolio	26

U.S. Government Agency Mortgage
Securities continued
	Principal	Value
	Amount	(Note 1)
Freddie Mac – continued
4.807% 10/1/32 (j)	$ 20,020	$ 20,001
5.017% 4/1/35 (j)	823,929	822,797
5.285% 8/1/33 (j)	66,885	67,692
5.375% 3/1/33 (j)	61,095	60,820
5.662% 4/1/32 (j)	39,173	39,703
6% 5/1/33	1,308,574	1,325,572
7.5% 5/1/17 to 11/1/31	501,271	526,735
8% 7/1/17 to 5/1/27	56,414	60,326

TOTAL FREDDIE MAC		6,955,138
Government National Mortgage Association – 0.3%
6% 12/15/08 to 6/15/09	269,982	275,731
6.5% 6/15/08 to 8/15/27	3,888,589	4,048,220
7% 7/15/28 to 7/15/32	2,106,973	2,213,211
7.5% 9/15/22 to 12/15/27	1,374,810	1,450,785
8% 5/15/25 to 1/15/31	330,178	353,481
8.5% 12/15/16 to 3/15/30	91,673	98,906

TOTAL GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION		8,440,334

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $201,094,443)		200,158,424

Asset Backed Securities 0.9%

ACE Securities Corp.:
Series 2004 HE1:
Class M1, 4.8788% 2/25/34 (j)	250,000	250,527
Class M2, 5.4788% 2/25/34 (j)	300,000	301,993
Series 2005 SD1 Class A1, 4.7788% 11/25/50 (j)	224,184	224,454
Aesop Funding II LLC Series 2005 1A Class A1, 3.95% 4/20/08 (e)	1,000,000	978,571
Ameriquest Mortgage Securities, Inc. Series 2004 R2:
Class M1, 4.8088% 4/25/34 (j)	145,000	144,999
Class M2, 4.8588% 4/25/34 (j)	125,000	124,999
Amortizing Residential Collateral Trust Series 2002 BC1 Class M2, 5.4788% 1/25/32 (j)	80,927	81,251
ARG Funding Corp. Series 2005 1A Class A1, 4.02% 4/20/09 (e)	1,300,000	1,273,449
Argent Securities, Inc. Series 2004 W5 Class M1, 4.9788% 4/25/34 (j) .	475,000	475,568

	Principal	Value
	Amount	(Note 1)
Asset Backed Securities Corp. Home Equity Loan Trust Series 2004 HE3:
Class M1, 4.9188% 6/25/34 (j)	$ 175,000	$ 175,882
Class M2, 5.4988% 6/25/34 (j)	400,000	404,584
Capital One Multi Asset Execution Trust:
Series 2003 B4 Class B4, 5.1694% 7/15/11 (j)	780,000	791,147
Series 2004 6 Class B, 4.15% 7/16/12	1,295,000	1,259,509
CDC Mortgage Capital Trust Series 2004 HE2 Class M2, 5.5788% 7/26/34 (j)	265,000	267,138
Cendant Timeshare Receivables Funding LLC Series 2005 1A Class A1, 4.67% 5/20/17 (e)	500,500	495,344
Citibank Credit Card Issuance Trust Series 2002 C1 Class C1, 5.2806% 2/9/09 (j)	1,750,000	1,764,411

See accompanying notes which are an integral part of the financial statements.
27		Annual Report

27

VIP Asset Manager Portfolio
Investments - continued

	Principal	Value
	Amount	(Note 1)
Countrywide Home Loans, Inc.:
Series 2004 2 Class M1, 4.8788% 5/25/34 (j)	890,000	891,633
Series 2004 3 Class M1, 4.8788% 6/25/34 (j)	175,000	175,348
Series 2004 4:
Class A, 4.7488% 8/25/34 (j)	202,968	203,164
Class M1, 4.8588% 7/25/34 (j)	450,000	451,416
Class M2, 4.9088% 6/25/34 (j)	525,000	525,655
Series 2005 1:
Class MV1, 4.7788% 7/25/35 (j)	350,000	349,996
Class MV2, 4.8188% 7/25/35 (j)	420,000	419,864
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc. Series 2005 1A:
Class B, 4.878% 6/15/35 (e)	569,000	554,138
Class C, 5.074% 6/15/35 (e)	516,000	503,736
Discover Card Master Trust I Series 2003 4 Class B1, 4.6994% 5/16/11 (j)	1,015,000	1,020,819
First Franklin Mortgage Loan Trust Series 2004 FF2:
Class M3, 4.9288% 3/25/34 (j)	50,000	50,086
Class M4, 5.2788% 3/25/34 (j)	25,000	25,219
Fremont Home Loan Trust:
Series 2004 A:
Class M1, 4.9288% 1/25/34 (j)	550,000	551,700
Class M2, 5.5288% 1/25/34 (j)	625,000	632,546
Series 2005 A:
Class M1, 4.8088% 1/25/35 (j)	200,000	200,672

See accompanying notes which are an integral part of the financial statements.
VIP Asset Manager Portfolio	28

Asset Backed Securities continued
	Principal	Value
	Amount	(Note 1)
Fremont Home Loan Trust: - continued
Class M2, 4.8388% 1/25/35 (j)	$ 275,000	$275,269
Class M3, 4.8688% 1/25/35 (j)	150,000	150,372
Class M4, 5.0588% 1/25/35 (j)	100,000	100,666
GSAMP Trust Series 2004 FM2:
Class M1, 4.8788% 1/25/34 (j)	500,000	499,995
Class M2, 5.4788% 1/25/34 (j)	200,000	199,998
Class M3, 5.6788% 1/25/34 (j)	200,000	199,998
HSBC Home Equity Loan Trust Series 2005 2:
Class M1, 4.83% 1/20/35 (j)	268,173	268,198
Class M2, 4.86% 1/20/35 (j)	202,101	202,164
Long Beach Mortgage Loan Trust Series 2004 2:
Class M1, 4.9088% 6/25/34 (j)	500,000	501,082
Class M2, 5.4588% 6/25/34 (j)	160,000	161,624
Meritage Mortgage Loan Trust Series 2004 1:
Class M1, 4.8788% 7/25/34 (j)	250,000	249,998
Class M2, 4.9288% 7/25/34 (j)	50,000	50,000
Class M3, 5.3288% 7/25/34 (j)	100,000	99,999
Class M4, 5.4788% 7/25/34 (j)	75,000	75,157
Morgan Stanley ABS Capital I, Inc.:
Series 2003 NC5 Class M2, 6.3788% 4/25/33 (j)	325,000	327,451
Series 2004 NC2 Class M1, 4.9288% 12/25/33 (j)	290,000	291,181
Morgan Stanley Dean Witter Capital I Trust Series 2003 NC1 Class M1, 5.4288% 11/25/32 (j)	285,468	287,062
National Collegiate Student Loan Trust Series 2005 GT1 Class AIO, 6.75% 12/25/09 (l)	450,000	107,332
Onyx Acceptance Owner Trust Series 2005 A Class A3, 3.69% 5/15/09	450,000	444,125
Park Place Securities, Inc. Series 2005 WCH1 Class M2, 4.8988% 1/25/35 (j)	475,000	475,513
Saxon Asset Securities Trust Series 2004 1 Class M1, 4.9088% 3/25/35 (j)	495,000	495,601
Specialty Underwriting & Residential Finance Series 2003 BC4 Class M1, 4.9788% 11/25/34 (j)	200,000	201,005

	Principal	Value
	Amount	(Note 1)
Structured Asset Securities Corp. Series 2004 GEL1 Class A, 4.7388% 2/25/34 (j)	$ 86,360	$86,360
Volkswagen Auto Lease Trust Series 2005 A Class A4, 3.94% 10/20/10 .	1,835,000	1,806,744
TOTAL ASSET BACKED SECURITIES
(Cost $23,235,129)		23,126,712

Collateralized Mortgage Obligations 1.1%

Private Sponsor 0.7%
Adjustable Rate Mortgage Trust floater:
Series 2005 1 Class 5A2, 4.7088% 5/25/35 (j)	509,986	508,255
Series 2005 2 Class 6A2, 4.6588% 6/25/35 (j)	222,236	222,296
Series 2005 3 Class 8A2, 4.6188% 7/25/35 (j)	1,251,518	1,250,267
Bear Stearns Alt A Trust floater Series 2005 1 Class A1, 4.6588% 1/25/35 (j)	908,143	908,143
CS First Boston Mortgage Securities Corp. floater:
Series 2004 AR3 Class 6A2, 4.7488% 4/25/34 (j)	188,003	188,234
Series 2004 AR5 Class 11A2, 4.7488% 6/25/34 (j)	263,632	263,135
Impac CMB Trust floater:
Series 2005 1:
Class M1, 4.8388% 4/25/35 (j)	305,307	305,175
Class M2, 4.8788% 4/25/35 (j)	549,553	549,359
Series 2005 2 Class 1A2, 4.6888% 4/25/35 (j)	1,031,568	1,030,762

See accompanying notes which are an integral part of the financial statements.
29		Annual Report

29

VIP Asset Manager Portfolio
Investments - continued

	Principal	Value
	Amount	(Note 1)
Lehman Structured Securities Corp. floater Series 2005 1 Class A2, 4.59% 9/26/45 (e)(j)	1,145,114	1,145,114
Master Alternative Loan Trust Series 2004 3 Class 3A1, 6% 4/25/34	169,266	169,001
Merrill Lynch Mortgage Investors, Inc. floater:
Series 2005 A Class A2, 4.9338% 2/25/30 (j)	964,828	963,860
Series 2005 B Class A2, 4.79% 7/25/30 (j)	965,639	965,006
Opteum Mortgage Acceptance Corp. floater Series 2005 3
Class APT, 4.6688% 7/25/35 (j)	640,902	641,277
Residential Asset Mortgage Products, Inc. sequential pay Series 2004 SL2 Class A1, 6.5% 10/25/16	147,067	149,688
Sequoia Mortgage Trust floater:
Series 2005 1 Class A2, 4.1% 2/20/35 (j)	666,896	664,365

See accompanying notes which are an integral part of the financial statements.
VIP Asset Manager Portfolio	30

Collateralized Mortgage Obligations continued
	Principal	Value
	Amount	(Note 1)
Private Sponsor – continued
Sequoia Mortgage Trust floater: - continued
Series 2005 2 Class A2, 4.29% 3/20/35 (j)	$ 758,653	$ 758,653
Thornburg Mortgage Securities Trust floater Series 2005 3
Class A4, 4.6488% 10/25/35 (j)	1,149,294	1,149,294
Wells Fargo Mortgage Backed Securities Trust:
Series 2005 AR10 Class 2A2, 4.1101% 6/25/35 (j)	1,463,412	1,436,608
Series 2005 AR12 Class 2A6, 4.3214% 7/25/35 (j)	1,568,026	1,534,561
Series 2005 AR4 Class 2A2, 4.5345% 4/25/35 (j)	1,195,101	1,171,363
Series 2005 AR9 Class 2A1, 4.3624% 5/25/35 (j)	645,637	637,214

TOTAL PRIVATE SPONSOR		16,611,630
U.S. Government Agency – 0.4%
Fannie Mae planned amortization class:
Series 1999 54 Class PH, 6.5% 11/18/29	3,300,000	3,426,132
Series 1999 57 Class PH, 6.5% 12/25/29	2,600,000	2,686,547
Fannie Mae Grantor Trust Series 2005 90 Class FG, 4.6288% 10/25/35 (j)	3,006,137	2,998,881
Fannie Mae guaranteed REMIC pass thru certificates planned amortization class Series 2004 81 Class KC, 4.5%
4/25/17	2,390,000	2,337,954

TOTAL U.S. GOVERNMENT AGENCY		11,449,514

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $27,430,700)		28,061,144

Commercial Mortgage Securities 1.5%

Bayview Commercial Asset Trust floater:
Series 2004 1:
Class A, 4.7388% 4/25/34 (e)(j)	686,574	686,897
Class B, 6.2788% 4/25/34 (e)(j)	76,286	77,159
Class M1, 4.9388% 4/25/34 (e)(j)	76,286	76,620
Class M2, 5.5788% 4/25/34 (e)(j)	76,286	77,180

	Principal	Value
	Amount	(Note 1)
Series 2004 3:
Class A1, 4.7488% 1/25/35 (e)(j)	$ 724,634	$ 725,424
Class A2, 4.7988% 1/25/35 (e)(j)	90,579	90,608
Class M1, 4.8788% 1/25/35 (e)(j)	135,869	136,053
Class M2, 5.3788% 1/25/35 (e)(j)	90,579	91,118
COMM:
floater Series 2002 FL7 Class D, 4.9394% 11/15/14 (e)(j)	67,429	67,630
Series 2004 LBN2 Class X2, 1.1989% 3/10/39 (e)(j)(l)	1,931,490	65,372
CS First Boston Mortgage Securities Corp.:
sequential pay:
Series 1999 C1 Class A2, 7.29% 9/15/41	1,500,000	1,596,007
Series 2004 C1 Class A3, 4.321% 1/15/37	615,000	592,879
Series 1998 C1 Class D, 7.17% 5/17/40	580,000	627,585
Series 2004 C1 Class ASP, 1.1065% 1/15/37 (e)(j)(l)	9,482,020	307,806
Deutsche Mortgage & Asset Receiving Corp. sequential pay Series 1998 C1 Class D, 7.231% 6/15/31	3,550,000	3,712,137
Equitable Life Assurance Society of the United States Series 174:
Class B1, 7.33% 5/15/06 (e)	3,500,000	3,528,082
See accompanying notes which are an integral part of the financial statements.
31		Annual Report

31

VIP Asset Manager Portfolio
Investments - continued

	Principal	Value
	Amount	(Note 1)
Class C1, 7.52% 5/15/06 (e)	2,300,000	2,318,984
Class D1, 7.77% 5/15/06 (e)	2,200,000	2,214,917
Fannie Mae sequential pay Series 1999 10 Class MZ, 6.5% 9/17/38	1,430,938	1,476,584
GS Mortgage Securities Corp. II:
sequential pay Series 2001 LIBA Class A2, 6.615% 2/14/16 (e)	840,000	898,519
Series 1998 GLII Class E, 7.1906% 4/13/31 (j)	1,205,000	1,248,816
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002 1A:
Class B, 4.13% 11/20/37 (e)	1,050,000	977,872
Class C, 4.13% 11/20/37 (e)	1,050,000	947,189
Morgan Stanley Capital I, Inc.:
sequential pay Series 2004 HQ3 Class A2, 4.05% 1/13/41	630,000	607,185
Series 2005 IQ9 Class X2, 1.203% 7/15/56 (e)(j)(l)	7,680,000	354,481
Thirteen Affiliates of General Growth Properties, Inc.:
sequential pay Series 1 Class A2, 6.602% 11/15/07 (e)	4,200,000	4,316,922

See accompanying notes which are an integral part of the financial statements.
VIP Asset Manager Portfolio	32

Commercial Mortgage Securities continued
	Principal	Value
	Amount	(Note 1)
Thirteen Affiliates of General Growth Properties, Inc.: continued
Series 1:
Class D2, 6.992% 11/15/07 (e)	$ 4,120,000	$ 4,238,528
Class E2, 7.224% 11/15/07 (e)	2,450,000	2,536,773
Wachovia Bank Commercial Mortgage Trust sequential pay:
Series 2003 C6 Class A2, 4.498% 8/15/35	1,015,000	996,730
Series 2003 C7 Class A1, 4.241% 10/15/35 (e)	1,372,416	1,336,683
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $36,440,954)		36,928,740

Foreign Government and Government Agency Obligations 0.2%

Israeli State 4.625% 6/15/13	230,000	221,806
United Mexican States:
5.875% 1/15/14	185,000	191,475
6.75% 9/27/34	795,000	869,531
7.5% 4/8/33	2,350,000	2,782,400
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $3,447,617)		4,065,212

Fixed Income Funds 11.3%
	Shares
Fidelity Floating Rate Central Investment Portfolio (k)	464,992	46,624,748
Fidelity High Income Central Investment Portfolio 1 (k)	1,496,200	144,892,045
Fidelity Ultra Short Central Fund (k)	924,696	91,970,264
TOTAL FIXED-INCOME FUNDS
(Cost $278,270,852)		283,487,057

Money Market Funds 18.3%
	Shares	Value (Note 1)

Fidelity Cash Central Fund, 4.28% (b)	331,414,915 $	331,414,915
Fidelity Money Market Central Fund, 4.35% (b)	123,860,162	123,860,162
Fidelity Securities Lending Cash Central Fund, 4.35% (b)(c)	1,004,333	1,004,333
TOTAL MONEY MARKET FUNDS
(Cost $456,279,410)		456,279,410

TOTAL INVESTMENT PORTFOLIO 100.7%
(Cost $2,335,814,459)	2,514,710,774

NET OTHER ASSETS (0.7)%		(17,320,401)
NET ASSETS 100%	$ 2,497,390,373

See accompanying notes which are an integral part of the financial statements.

33 Annual Report

33

VIP Asset Manager Portfolio
Investments - continued

Futures Contracts
		Underlying Face	Unrealized
	Expiration	Amount at	Appreciation/
	Date	Value	(Depreciation)
Purchased
Equity Index Contracts
422 S&P 500 Index Contracts	March 2006	$132,381,400	$ (1,336,685)
TOTAL EQUITY INDEX CONTRACTS		$132,381,400	$ (1,336,685)

The face value of futures purchased as a percentage of net assets - 5.3%

See accompanying notes which are an integral part of the financial statements.
VIP Asset Manager Portfolio	34

Swap Agreements

	Expiration	Notional	Value
	Date	Amount

Credit Default Swaps
Receive quarterly a fixed rate of .4% multiplied by the notional amount and pay to Merrill Lynch, Inc., upon each default event of one of the issues of Dow Jones CDX N.A. Investment Grade 4, par value of the
proportional notional amount (i)	June 2010	$10,000,000	$(39,700)
Receive quarterly a fixed rate of .5% multiplied by the notional amount and pay to Merrill Lynch, Inc., upon each default event of one of the issues of Dow Jones CDX N.A. Investment Grade 3, par value of the
proportional notional amount (h)	March 2010	3,472,000	11,041
Receive quarterly a fixed rate of .65% multiplied by the notional amount and pay to Merrill Lynch, Inc., upon each default event of one of the issues of Dow Jones CDX N.A. Investment Grade 4, par value of the
proportional notional amount (i)	June 2015	12,500,000	(54,500)
Receive quarterly a fixed rate of .7% multiplied by the notional amount and pay to Deutsche Bank, upon each default event of one of the issues of Dow Jones CDX N.A. Investment Grade 3, par value of the
proportional notional amount (h)	March 2015	3,472,000	10,659
Receive quarterly notional amount multiplied by .41% and pay Goldman Sachs upon default event of
Sempra Energy, par value of the notional amount of Sempra Energy 7.95% 3/1/10	Sept. 2010	700,000	245
Receive quarterly notional amount multiplied by .42% and pay Morgan Stanley, Inc. upon default event of
Sempra Energy, par value of the notional amount of Sempra Energy 6% 2/1/13	Sept. 2010	1,000,000	770
Receive monthly notional amount multiplied by 1.6% and pay Morgan Stanley, Inc. upon default event of
Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series
2005 WHQ2 Class M7, 5.4413% 5/25/35	June 2035	170,000	760
Receive monthly notional amount multiplied by 2.79% and pay Merrill Lynch, Inc. upon default event of New
Century Home Equity Loan Trust, par value of the notional amount of New Century Home Equity Loan Trust
Series 2004 4 Class M9, 7.0788% 2/25/35	March 2035	465,000	(1,042)
Receive monthly notional amount multiplied by 3.3% and pay to Morgan Stanley, Inc. upon each default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage
Securities, Inc. Series 2004 R11, Class M9, 7.6913% 11/25/34	Dec. 2034	210,000	1,342

TOTAL CREDIT DEFAULT SWAPS		$31,989,000	$(70,425)

See accompanying notes which are an integral part of the financial statements.

35 Annual Report

35

VIP Asset Manager Portfolio
Investments - continued

Swap Agreements continued
	Expiration	Notional	Value
	Date	Amount

Interest Rate Swaps
Receive quarterly a fixed rate equal to 4.3875% and pay quarterly a floating rate based on 3 month LIBOR
with Credit Suisse First Boston	March 2010	$ 3,500,000	$(57,785)
Receive quarterly a fixed rate equal to 4.774% and pay quarterly a floating rate based on 3 month LIBOR
with Credit Suisse First Boston	March 2015	3,500,000	(30,625)
Receive semi annually a fixed rate equal to 4.378% and pay quarterly a floating rate based on 3 month
LIBOR with Lehman Brothers, Inc.	Sept. 2008	25,000,000	(20,750)
Receive semi annually a fixed rate equal to 4.921% and pay quarterly a floating rate based on 3 month
LIBOR with Lehman Brothers, Inc.	Dec. 2008	20,000,000	49,600
TOTAL INTEREST RATE SWAPS		$52,000,000	$(59,560)

Total Return Swaps
Receive monthly a return equal to Banc of America Securities LLC AAA 10 Yr Commercial Mortgage Backed
Securities Daily Index and pay monthly a floating rate based on 1 month LIBOR minus 20 basis points
with Bank of America	July 2006	2,500,000	28,143
Receive monthly a return equal to Banc of America Securities LLC AAA 10 Yr Commercial Mortgage Backed
Securities Daily Index and pay monthly a floating rate based on 1 month LIBOR minus 40 basis points
with Bank of America	March 2006	2,500,000	35,501
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ Index and pay monthly a floating rate
based on 1 month LIBOR minus 25 basis points with Deutsche Bank	April 2006	2,500,000	27,564
Receive quarterly a return equal to Bank of America Securities LLC AAA 10Yr Commercial Mortgage
Backed Securities Daily Index and pay quarterly a floating rate based on 3 month LIBOR minus 30 basis
points with Bank of America	May 2006	12,500,000	118,873
TOTAL TOTAL RETURN SWAPS		$ 20,000,000	$210,081

		$ 103,989,000	$80,096

Legend

(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.

(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $42,049,669 or 1.7% of net assets.

(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $6,965,936.

(h) Dow Jones CDX N.A. Investment Grade 3 is a tradable index of credit default swaps on investment grade debt of U.S. companies.

(i) Dow Jones CDX N.A. Investment Grade 4 is a tradable index of credit default swaps on investment grade debt of U.S. companies.

(j) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(k) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited list of holdings for each fixed-income central fund, as of the investing fund’s report date, is available upon request or at advisor.fidelity.com. The reports are located just after the fund’s financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, the fixed-income central fund’s financial statements, which are not covered by the investing fund’s Report of Independent Registered Public Accounting Firm, are available on the EDGAR
Database on the SEC’s web site www.sec.gov or upon request.

(l) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.

Affiliated Central Funds

Information regarding income received by the fund from the affiliated Central funds during the period is as follows:

See accompanying notes which are an integral part of the financial statements.

VIP Asset Manager Portfolio 36

Fund	Income received
Fidelity Cash Central Fund	$ 10,759,145
Fidelity Floating Rate Central Investment Portfolio	2,188,029
Fidelity High Income Central Investment Portfolio 1	10,927,105
Fidelity Money Market Central Fund	4,090,628
Fidelity Securities Lending Cash Central Fund	75,927
Fidelity Ultra Short Central Fund	1,347,707
Total	$ 29,388,541

Additional information regarding the fund’s purchases and sales, including the ownership percentage, of the following fixed income Central Funds during the period is as follows:

	Value,
	beginning of			Value, end of	% ownership, end
Fund	period	Purchases	Sales Proceeds	period	of period
Fidelity Floating Rate Central Investment Portfolio	$14,250,008	$32,290,110	$—	$46,624,748	7.1%
Fidelity High Income Central Investment Portfolio 1	150,547,682		—	144,892,045	13.8%
Fidelity Ultra Short Central Fund	—	91,998,005	—	91,970,264	1.3%
Total	$164,797,690	$124,288,115	$—	$283,487,057

Other Information

The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):

U.S.Government and U.S.Government Agency Obligations	15.6%
AAA, AA, A	5.7%
BBB	4.1%
BB	2.6%
B	4.0%
CCC, CC, C	0.3%
Not Rated	0.9%
Equities	52.7%
Short-Term Investments and Net Other Assets	14.1%
100.0%

We have used ratings from Moody’s Investors Services, Inc. Where Moody’s ratings are not available, we have used S&P ratings. Percentages are adjusted for the effect of futures contracts, if applicable.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	90.0%
United Kingdom	1.9%
Japan	1.1%
Others (individually less than 1%)	7.0%
100.0%

The information in the above tables is based on the combined investments of the fund and its pro rata share of the investments of Fidelity’s fixed income central funds.

Income Tax Information

At December 31, 2005, the fund had a capital loss carryforward of approximately $98,979,772 of which $24,358,272, $33,903,363 and $40,718,137 will expire on December 31, 2009, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

37 Annual Report

VIP Asset Manager Portfolio

Financial Statements

Statement of Assets and Liabilities
	December 31, 2005

Assets
Investment in securities, at value (including securities loaned of $956,020) — See accompanying schedule:
Unaffiliated issuers (cost $1,601,264,197)	$1,774,944,307
Affiliated Central Funds (cost $734,550,262)	739,766,467
Total Investments (cost $2,335,814,459)		$2,514,710,774
Foreign currency held at value (cost $195,491)		195,491
Receivable for investments sold		2,782,395
Receivable for swap agreements		377
Receivable for fund shares sold		338,296
Dividends receivable		1,352,013
Interest receivable		7,824,791
Swap agreements, at value		80,096
Prepaid expenses		12,820
Other affiliated receivables		39,319
Other receivables		69,852
Total assets		2,527,406,224

Liabilities
Payable for investments purchased
Regular delivery	$ 1,631,251
Delayed delivery	23,036,558
Payable for fund shares redeemed	2,288,941
Accrued management fee	1,087,377
Distribution fees payable	13,016
Payable for daily variation on futures contracts	559,150
Other affiliated payables	296,670
Other payables and accrued expenses	98,555
Collateral on securities loaned, at value	1,004,333
Total liabilities		30,015,851

Net Assets		$ 2,497,390,373
Net Assets consist of:
Paid in capital		$2,364,194,972
Undistributed net investment income		63,399,938
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(108,218,421)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		178,013,884
Net Assets		$ 2,497,390,373

Statement of Assets and Liabilities continued
	December 31, 2005

Initial Class:
Net Asset Value, offering price and redemption price per share ($2,407,112,796 ÷ 160,064,069 shares)		$15.04
Service Class:
Net Asset Value, offering price and redemption price per share ($29,382,285 ÷ 1,966,743 shares)		$14.94
Service Class 2:
Net Asset Value, offering price and redemption price per share ($51,573,691 ÷ 3,481,099 shares)		$14.82
Investor Class:
Net Asset Value, offering price and
redemption price per share
($9,321,601 ÷ 620,396 shares)		$15.03

See accompanying notes which are an integral part of the financial statements.
VIP Asset Manager Portfolio	38

Statement of Operations
	Year ended December 31, 2005

Investment Income
Dividends		$23,425,274
Interest		31,420,318
Income from affiliated Central Funds		29,388,541
Total income		84,234,133

Expenses
Management fee	$13,602,603
Transfer agent fees	1,749,255
Distribution fees	142,032
Accounting and security lending fees	822,194
Independent trustees’ compensation	11,802
Appreciation in deferred trustee compensation account	5,010
Custodian fees and expenses	208,944
Audit	70,586
Legal	12,541
Miscellaneous	192,656
Total expenses before reductions	16,817,623
Expense reductions	(268,590)	16,549,033

Net investment income (loss)		67,685,100
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	70,388,660
Foreign currency transactions	45,301
Futures contracts	3,906,857
Swap agreements	(481,184)
Total net realized gain (loss)		73,859,634
Change in net unrealized appreciation (depreciation) on:
Investment securities	(42,012,963)
Assets and liabilities in foreign currencies	(102,392)
Futures contracts	(2,152,569)
Swap agreements	391,545
Total change in net unrealized appreciation (depreciation)		(43,876,379)
Net gain (loss)		29,983,255
Net increase (decrease) in net assets resulting from operations		$97,668,355

Statement of Changes in Net Assets
	Year ended	Year ended
	December 31,	December 31,
	2005	2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$67,685,100	$73,103,026
Net realized gain (loss)	73,859,634	76,478,625
Change in net unrealized appreciation (depreciation)	(43,876,379)	577,366
Net increase (decrease) in net assets resulting from operations	97,668,355	150,159,017
Distributions to shareholders from net investment income	(72,542,784)	(81,683,788)
Distributions to shareholders from net realized gain	(931,463)	—
Total distributions	(73,474,247)	(81,683,788)
Share transactions — net increase (decrease)	(347,778,441)	(313,880,450)
Total increase (decrease) in net assets	(323,584,333)	(245,405,221)

Net Assets
Beginning of period	2,820,974,706	3,066,379,927
End of period (including undistributed net investment income of $63,399,938 and undistributed net investment income
of $75,292,815, respectively)	$2,497,390,373	$2,820,974,706

See accompanying notes which are an integral part of the financial statements.

39 Annual Report

Financial Highlights Initial Class

Years ended December 31,	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 14.85	$ 14.46	$ 12.75	$ 14.51	$ 16.01
Income from Investment Operations
Net investment income (loss)C	38	.36E	.36	.46	.51
Net realized and unrealized gain (loss)	21.42		1.83	(1.69)	(1.13)
Total from investment operations	59.78		2.19	(1.23)	(.62)
Distributions from net investment income	(.39)	(.39)	(.48)	(.53)	(.64)
Distributions from net realized gain	(.01)	—	—	—	(.24)
Total distributions	(.40)G	(.39)	(.48)	(.53)	(.88)
Net asset value, end of period	$ 15.04	$ 14.85	$ 14.46	$ 12.75	$ 14.51
Total ReturnA,B	4.04%	5.47%	17.97%	(8.73)%	(4.15)%
Ratios to Average Net AssetsD,F
Expenses before reductions	64%	.66%	.63%	.63%	.64%
Expenses net of fee waivers, if any	64%	.66%	.63%	.63%	.64%
Expenses net of all reductions	63%	.65%	.62%	.61%	.63%
Net investment income (loss)	2.60%	2.53%	2.71%	3.49%	3.53%
Supplemental Data
Net assets, end of period (000 omitted)	$2,407,113	$2,751,094	$3,011,837	$2,784,945	$3,547,730
Portfolio turnover rate	44%	66%	82%	140%	108%

A Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.
B Total returns would have been lower had certain expenses not been reduced during the periods shown.
C Calculated based on average shares outstanding during the period.
D Amounts do not include the activity of the affiliated central funds.
E Investment income per share reflects a special dividend which amounted to $.04 per share.
F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrange ments or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
G Total distributions of $.40 per share is comprised of distributions from net investment income of $.39 and distributions from net realized gain of $.005 per share.

Financial Highlights Service Class

Years ended December 31,	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 14.75	$ 14.37	$ 12.66	$ 14.41	$ 15.91
Income from Investment Operations
Net investment income (loss)C	36	.34E	.34	.44	.49
Net realized and unrealized gain (loss)	21.42		1.83	(1.68)	(1.12)
Total from investment operations	57.76		2.17	(1.24)	(.63)
Distributions from net investment income	(.37)	(.38)	(.46)	(.51)	(.63)
Distributions from net realized gain	(.01)	—	—	—	(.24)
Total distributions	(.38)G	(.38)	(.46)	(.51)	(.87)
Net asset value, end of period	$ 14.94	$ 14.75	$ 14.37	$ 12.66	$ 14.41
Total ReturnA,B	3.93%	5.36%	17.91%	(8.85)%	(4.24)%
Ratios to Average Net AssetsD,F
Expenses before reductions	74%	.77%	.74%	.74%	.74%
Expenses net of fee waivers, if any	74%	.77%	.74%	.74%	.74%
Expenses net of all reductions	73%	.76%	.73%	.72%	.73%
Net investment income (loss)	2.50%	2.41%	2.59%	3.38%	3.43%
Supplemental Data
Net assets, end of period (000 omitted)	$ 29,382	$ 33,118	$ 32,087	$ 25,692	$ 31,324
Portfolio turnover rate	44%	66%	82%	140%	108%

A Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.
B Total returns would have been lower had certain expenses not been reduced during the periods shown.
C Calculated based on average shares outstanding during the period.
D Amounts do not include the activity of the affiliated central funds.
E Investment income per share reflects a special dividend which amounted to $.04 per share.
F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrange ments or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
G Total distributions of $.38 per share is comprised of distributions from net investment income of $.37 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.
VIP Asset Manager Portfolio	40

Financial Highlights Service Class 2

Years ended December 31,	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 14.64	$ 14.27	$ 12.59	$ 14.36	$ 15.89
Income from Investment Operations
Net investment income (loss)C	34	.32E	.32	.41	.46
Net realized and unrealized gain (loss)	21.41		1.81	(1.67)	(1.11)
Total from investment operations	55.73		2.13	(1.26)	(.65)
Distributions from net investment income	(.37)	(.36)	(.45)	(.51)	(.64)
Distributions from net realized gain	(.01)	—	—	—	(.24)
Total distributions	(.37)G	(.36)	(.45)	(.51)	(.88)
Net asset value, end of period	$ 14.82	$ 14.64	$ 14.27	$ 12.59	$ 14.36
Total ReturnA,B	3.85%	5.18%	17.66%	(9.03)%	(4.38)%
Ratios to Average Net AssetsD,F
Expenses before reductions	90%	.93%	.91%	.90%	.90%
Expenses net of fee waivers, if any	90%	.93%	.91%	.90%	.90%
Expenses net of all reductions	89%	.92%	.89%	.88%	.89%
Net investment income (loss)	2.34%	2.25%	2.43%	3.22%	3.27%
Supplemental Data
Net assets, end of period (000 omitted)	$ 51,574	$ 36,763	$ 22,456	$ 16,367	$ 11,993
Portfolio turnover rate	44%	66%	82%	140%	108%

A Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.
B Total returns would have been lower had certain expenses not been reduced during the periods shown.
C Calculated based on average shares outstanding during the period.
D Amounts do not include the activity of the affiliated central funds.
E Investment income per share reflects a special dividend which amounted to $.04 per share.
F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrange ments or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
G Total distributions of $.37 per share is comprised of distributions from net investment income of $.365 and distributions from net realized gains of $.005 per share.

Financial Highlights Investor Class

Year ended December 31,	2005G
Selected Per Share Data
Net asset value, beginning of period	$ 14.63
Income from Investment Operations
Net investment income (loss)E	16
Net realized and unrealized gain (loss)	24
Total from investment operations	40
Net asset value, end of period	$ 15.03
Total ReturnB,C,D	2.73%
Ratios to Average Net AssetsF,H
Expenses before reductions	82%A
Expenses net of fee waivers, if any	82%A
Expenses net of all reductions	81%A
Net investment income (loss)	2.52%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,322
Portfolio turnover rate	44%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.
D Total returns would have been lower had certain expenses not been reduced during the periods shown.
E Calculated based on average shares outstanding during the period.
F Amounts do not include the activity of the affiliated central funds.
G For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005.
H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

41 Annual Report

Notes to Financial Statements For the period ended December 31, 2005

1. Significant Accounting Policies.

VIP Asset Manager Portfolio (the fund) is a fund of Variable Insurance Products Fund II (the trust) (referred to in this report as VIP Asset Manager Portfolio) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as a Massachusetts business trust. Shares of the fund may only be pur chased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. The fund commenced sale of Investor Class shares on July 21, 2005. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent, and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund may invest in affiliated money market central funds (Money Market Central Funds) and fixed income Central Investment Portfolios (CIPs), collectively referred to as Central Funds, which are open end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund, which are also consistently followed by the Central Funds:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open end mutual funds, including Central Funds, are valued at their closing net asset value each business day. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the fund’s utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign denominated securities. Losses from these transac tions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Pur chases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions, including the fund’s investment activity in the Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex dividend date, except for certain dividends from foreign securities where the ex dividend date may have passed, which are recorded as soon as the fund is informed of the ex dividend date. Non cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Central Funds, are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. Interest is accrued based on the principal value which is adjusted for inflation. Any increase in the principal amount of an inflation indexed bond is recorded as interest income, even though the principal is not received until maturity. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

VIP Asset Manager Portfolio

42

1. Significant Accounting Policies continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in a cross section of other Fidelity funds, and are marked to market. Deferred amounts remain in the fund until distributed in accor dance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distrib uting all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to futures transactions, swap agreements, foreign currency transactions, passive foreign investment companies (PFIC), prior period premium and discount on debt securities, market discount, partnerships, partnerships including allocations from CIPs, deferred trustees compensation, financing transactions, capital loss carryforwards and losses deferred due to wash sales.

The tax basis components of distributable earnings and the federal tax cost as of period end were as follows:
Unrealized appreciation	$225,925,241
Unrealized depreciation	(58,599,758)
Net unrealized appreciation (depreciation)	167,325,483
Undistributed ordinary income	64,872,303
Capital loss carryforward	(98,979,772)

Cost for federal income tax purposes	$2,347,385,291

The tax character of distributions paid was as follows:
	December 31, 2005	December 31, 2004
Ordinary Income	$73,474,247	$81,683,788

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (in cluding accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When Issued Securities. The fund may purchase or sell securities on a delayed delivery or when issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked to market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when issued basis are identified as such in the fund’s Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the fund’s Statement of Assets and Liabilities under the caption ”Delayed delivery”. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors.

43 Annual Report

Notes to Financial Statements continued
2. Operating Policies continued

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase a fund’s exposure to the underlying instrument, while selling futures tends to decrease a fund’s exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption “Futures Contracts.” This amount reflects each contract’s exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts’ terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund’s Schedule of Investments.

Swap Agreements. The fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. Periodic payments received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Total return swaps are agreements to exchange the return generated by one instrument or index for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, a fund will receive a payment from the counterparty. To the extent it is less, a fund will make a payment to the counterparty. Periodic payments received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The fund may enter into credit default swaps in which either it or its counter party act as guarantors. By acting as the guarantor of a swap, a fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value. Periodic payments and premiums received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Swaps are marked to market daily based on dealer supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund’s custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the fund’s Schedule of Investments under the caption “Swap Agreements”.

Mortgage Dollar Rolls. To earn additional income, the fund may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities (“mortgage dollar rolls”) or the purchase and simultaneous agreement to sell similar securities (“reverse mortgage dollar rolls”). The securities traded are mortgage securities and bear the same interest rate but may be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, a fund’s right to repurchase or sell securities may be limited.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short term securities and U.S. government securities, aggregated $676,185,279 and $851,343,571, respectively.

VIP Asset Manager Portfolio

44

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly manage ment fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the fund’s average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .52% of the fund’s average net assets.

Distribution and Service Plan. In accordance with Rule 12b 1 of the 1940 Act, the fund has adopted separate 12b 1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class’ average net assets and .25% of Service Class 2’s average net assets.

For the period, each class paid FDC the following amounts, all of which were re allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$30,813
Service Class 2	111,219
$142,032

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund’s transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset based fee with respect to each class. FIIOC pays a portion of the expenses related to the typesetting, printing and mailing of shareholder reports, except proxy statements. Each class with the exception of Investor Class pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of ..07% of their month end net assets. Investor Class pays an asset based transfer agent fee of .18% of its month end net assets. The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$1,686,712
Service Class	22,351
Service Class 2	36,615
Investor Class	3,577
$1,749,255

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund’s accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

The fund may also invest in CIPs managed by FIMM or Fidelity Management & Research Company, Inc. (FMRC), each an affiliate of FMR. The Ultra Short Central Fund seeks to obtain a high level of current income consistent with preservation of capital by investing in U.S. dollar denominated money market and investment grade debt securities. The High Income Central Investment Portfolio 1 seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower quality debt securities. The Floating Rate Central Investment Portfolio seeks a high level of income by normally investing in floating rate loans and other floating rate securities.

The fund’s Schedule of Investments lists each applicable CIP as an investment of the fund but does not include the underlying holdings of each CIP. Based on their investment objectives, each CIP may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the fund and may involve certain economic risks, including the risk that a counterparty to one or more of these transactions may be unable or unwilling to comply with the terms of the governing agreement. This may result in a decline in value of each CIP and the fund.

A complete unaudited list of holdings for each CIP, as of the fund’s report date, is available upon request or at advisor.fidelity.com. The reports are located just after the fund’s financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, the CIP’s financial statements, which are not covered by this fund’s Report of Independent Registered Public Accounting Firm, are available on the EDGAR Database on the SEC’s website, www.sec.gov, or upon request.

The Central Funds do not pay a management fee.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $12,053 for the period.

45 Annual Report

Notes to Financial Statements continued
5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund’s Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Net income from lending portfolio securities during the period amounted to $75,927.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $266,894 for the period. In addition, through arrangements with the fund’s custodian, credits realized as a result of uninvested cash balances were used to reduce the fund’s expenses. During the period, these credits reduced the fund’s custody expenses by $1,696.

8. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 23% of the total outstanding shares of the fund and one unaffiliated share holder was owner of record of 18% of the total outstanding shares of the fund.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:
Years ended December 31,	2005	2004
From net investment income
Initial Class	$ 70,750,221	$80,234,728
Service Class	792,593	869,573
Service Class 2	999,970	579,487
Total	$ 72,542,784	$81,683,788
From net realized gain
Initial Class	$ 907,054	—
Service Class	10,711	—
Service Class 2	13,698	—
Total	$ 931,463	$—

VIP Asset Manager Portfolio

46

10. Share Transactions.

Transactions for each class of shares were as follows:
	Shares		Dollars
Years ended December 31,	2005	2004	2005	2004
Initial Class
Shares sold	2,915,947	8,726,898	$ 42,234,659	$ 124,852,377
Reinvestment of distributions	4,952,127	5,552,576	71,657,275	80,234,728
Shares redeemed	(33,114,328)	(37,314,309)	(480,629,101)	(532,488,555)
Net increase (decrease)	(25,246,254)	(23,034,835)	$(366,737,167)	$(327,401,450)
Service Class
Shares sold	242,272	845,301	$ 3,487,071	$ 12,068,224
Reinvestment of distributions	55,824	60,513	803,304	869,573
Shares redeemed	(577,213)	(893,122)	(8,354,296)	(12,617,698)
Net increase (decrease)	(279,117)	12,692	$ (4,063,921)	$ 320,099
Service Class 2
Shares sold	1,466,235	1,250,787	$ 20,976,506	$17,624,320
Reinvestment of distributions	70,935	40,552	1,013,668	579,487
Shares redeemed	(566,476)	(354,143)	(8,095,836)	(5,002,906)
Net increase (decrease)	970,694	937,196	$ 13,894,338	$13,200,901
Investor ClassA
Shares sold	630,233	—	$ 9,272,918	$ —
Shares redeemed	(9,837)	—	(144,609)	—
Net increase (decrease)	620,396	—	$ 9,128,309	$ —
A Share transactions for Investor Class are for the period July 21, 2005 (commencement of sale of shares) to December 31, 2005.

47 Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Variable Insurance Products Fund II and Shareholders of VIP Asset Manager Portfolio:

We have audited the accompanying statement of assets and liabilities of VIP Asset Manager Portfolio (the Fund), a fund of Variable Insurance Products Fund II, including the schedule of investments as of December 31, 2005, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of VIP Asset Manager Portfolio as of December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP DELOITTE & TOUCHE LLP Boston, Massachusetts February 17, 2006

VIP Asset Manager Portfolio

48

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund’s activities, review contractual arrangements with companies that provide services to the fund, and review the fund’s performance. Except for William O. McCoy and Albert R. Gamper, Jr., each of the Trustees oversees 326 funds advised by FMR or an affiliate. Mr. McCoy oversees 328 funds advised by FMR or an affiliate. Mr. Gamper oversees 235 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapac itated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation Edward C. Johnson 3d (75)

Year of Election or Appointment: 1988
Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Man agement & Research (Far East) Inc.; Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001 present) and a Director (2000 present) of FMR Co., Inc.

Stephen P. Jonas (52)

Year of Election or Appointment: 2005

Mr. Jonas is Senior Vice President of VIP Asset Manager (2005 present). He also serves as Senior Vice President of other Fidelity funds (2005 present). Mr. Jonas is Executive Director of FMR (2005 present). Previously, Mr. Jonas served as President of Fidelity Enterprise Operations and Risk Services (2004 2005), Chief Administrative Officer (2002 2004), and Chief Financial Officer of FMR Co. (1998 2000). Mr. Jonas has been with Fidelity Investments since 1987 and has held various financial and management positions including Chief Financial Officer of FMR. In addition, he serves on the Boards of Boston Ballet (2003 present) and Sim mons College (2003 present).

Robert L. Reynolds (53)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003 present) and Chief Operating Officer (2002 present) of FMR Corp. He also serves on the Board at Fidelity Investments Canada, Ltd. (2000 present). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996 2000).

* Trustees have been determined to be “Interested Trustees” by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

49 Annual Report

Trustees and Officers - continued Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation Dennis J. Dirks (57)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999 2003). He also served as President, Chief Operating Officer, and Board member of The De pository Trust Company (DTC) (1999 2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999 2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001 2003) and Chief Executive Officer and Board member of the Mortgage Backed Securities Clearing Corporation (2001 2003). Mr. Dirks also serves as a Trustee of Manhattan College (2005 present).

Albert R. Gamper, Jr. (63)

Year of Election or Appointment: 2006

Mr. Gamper also serves as a Trustee (2006 present) or Member of the Advisory Board (2005 present) of other investment compa nies advised by FMR. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, includ ing Chairman (1987 1989; 1999 2001; 2002 2004), Chief Executive Officer (1987 2004), and President (1989 2002). He cur rently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001 present), Chairman of the Board of Governors, Rutgers University (2004 present), and Chairman of the Board of Saint Barnabas Health Care System.

Robert M. Gates (62)

Year of Election or Appointment: 1997

Dr. Gates is Chairman of the Independent Trustees (2006 present). Dr. Gates is President of Texas A&M University (2002 present). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001 present), and Brinker International (restaurant management, 2003 present). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999 2001). Dr. Gates also is a Trustee of the Forum for International Policy.

George H. Heilmeier (69)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corpo ration (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004 present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE) (2000 present). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992 2002), Compaq (1994 2002), Automatic Data Processing, Inc. (ADP) (technology based business outsourcing, 1995 2002), INET Technologies Inc. (telecommunications network surveillance, 2001 2004), and Teletech Holdings (customer management ser vices). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid display.

Marie L. Knowles (59)

Year of Election or Appointment: 2001

Prior to Ms. Knowles’ retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Rich field Company (ARCO) (diversified energy, 1996 2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002 present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

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50

Name, Age; Principal Occupation Ned C. Lautenbach (61)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Pre viously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004 present) and Eaton Corpora tion (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005 present), as well as a member of the Council on Foreign Relations.

William O. McCoy (72)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunica tions) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Cor poration (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chan cellor (1999 2000) and a member of the Board of Visitors for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16 school system).

Cornelia M. Small (61)

Year of Election or Appointment: 2005

Ms. Small is a member (2000 present) and Chairperson (2002 present) of the Investment Committee, and a member

(2002 present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999 2000), Director of Global Equity Investments (1996 1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990 1997) and Scudder Kemper Investments (1997 1998). In addition, Ms. Small served as Co Chair (2000 2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (66)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman of the Board (2000 present) and a Member of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management posi tions, including President (1993 2000; 2002 2003), CEO (1995 2000; 2002 2004), and Chairman of the Executive Committee (2000 2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002 present), and Metalmark Capi tal (private equity investment firm, 2005 present). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (66)

Year of Election or Appointment: 2005

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993 2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003 present), Bausch & Lomb, Inc., and Revlon Inc. (2004 present).

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation Peter S. Lynch (61)

Year of Election or Appointment: 2003

Member of the Advisory Board of Variable Insurance Products Fund II. Vice Chairman and a Director of FMR, and Vice Chairman (2001 present) and a Director (2000 present) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990 2003). In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

51 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Walter C. Donovan (43)

Year of Election or Appointment: 2005

Vice President of VIP Asset Manager. Mr. Donovan also serves as Vice President of Fidelity’s High Income Funds (2005 present), Fidelity’s Fixed Income Funds (2005 present), certain Asset Allocation Funds (2005 present), and certain Balanced Funds (2005 present). Mr. Donovan also serves as Executive Vice President of FMR (2005 present) and FMRC (2005 present). Previously, Mr. Donovan served as Vice President and Director of Fidelity’s International Equity Trading group (1998 2005).

Boyce I. Greer (49)

Year of Election or Appointment: 2005

Vice President of VIP Asset Manager. Mr. Greer also serves as Vice President of the Fidelity Select Portfolios (2005 present), certain Asset Allocation Funds (2005 present), a Trustee of other investment companies advised by FMR (2003 present), and a member of the FMR senior management team (2005 present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002 2005), Executive Vice President (2000 2002), and Money Market Group Leader (1997 2002) of the Fidelity Investments Fixed Income Division. He also served as Vice President of Fidelity’s Money Market Funds (1997 2002), Senior Vice President of FMR (1997 2002), and Vice President of FIMM (1998 2002).

Charles S. Morrison (45)

Year of Election or Appointment: 2002

Vice President of VIP Asset Manager. Mr. Morrison also serves as Vice President of Fidelity’s Money Market Funds (2005 present) and certain Asset Allocation Funds (2002 present). Previously, he served as Vice President of Fidelity’s Bond Funds (2002 2005) and certain Balanced Funds (2002 2005). He served as Vice President (2002 2005) and Bond Group Leader (2002 2005) of Fidelity Investments Fixed Income Division. Mr. Morrison is also Vice President of FIMM (2002 present) and FMR (2002 present). Mr. Morrison joined Fidelity Investments in 1987 as a Corporate Bond Analyst in the Fixed Income Research Division.

David L. Murphy (57)

Year of Election or Appointment: 2005

Vice President of VIP Asset Manager. Mr. Murphy also serves as Vice President of Fidelity’s Money Market Funds (2002 present), certain Asset Allocation Funds (2003 present), Fidelity’s Investment Grade Bond Funds (2005 present), and Fidelity’s Balanced Funds (2005 present). He serves as Senior Vice President (2000 present) and Head (2004 present) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also a Senior Vice President of FIMM (2003 present) and a Vice President of FMR (2000 present). Previously, Mr. Murphy served as Money Market Group Leader (2002 2004), Bond Group Leader (2000 2002), and Vice President of Fidelity’s Taxable Bond Funds (2000 2002) and Fidelity’s Municipal Bond Funds (2001 2002). Mr. Murphy joined Fidelity Investments in 1989 as a portfolio manager in the Bond Group.

Thomas J. Silvia (44)

Year of Election or Appointment: 2005

Vice President of VIP Asset Manager. Mr. Silvia also serves as Vice President of Fidelity’s Bond Funds (2005 present), certain Bal anced Funds (2005 present), certain Asset Allocation Funds (2005 present), and Senior Vice President and Bond Group Leader of the Fidelity Investments Fixed Income Division (2005 present). Previously, Mr. Silvia served as Director of Fidelity’s Taxable Bond portfolio managers (2002 2004) and a portfolio manager in the Bond Group (1997 2004).

Richard C. Habermann (65)

Year of Election or Appointment: 2001

Vice President of VIP Asset Manager. Mr. Habermann also serves as Vice President of other funds advised by FMR. Prior to as suming his current responsibilities, Mr. Habermann worked as a portfolio manager, director of research for FMR Co., division head for international equities and director of international research, and chief investment officer for Fidelity International Limited. Mr. Habermann also serves as Senior Vice President of FMR and FMR Co., Inc. (2001).

Ford E. O’Neil (43)

Year of Election or Appointment: 2001

Vice President of VIP Asset Manager. Mr. O’Neil also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. O’Neil worked as a research analyst and portfolio manager.

Robert Bertelson (45)

Year of Election or Appointment: 2006

Vice President of VIP Asset Manager. Mr. Bertelson serves as a Vice President of another fund advised by FMR. Prior to assuming his current responsibilities, Mr. Bertelson worked as a research analyst and manager. Mr. Bertelson also serves as Vice President of FMR and FMR Co., Inc.

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52

Name, Age; Principal Occupation James Kim Miller (42)

Year of Election or Appointment: 2004

Vice President of VIP Asset Manager. Mr. Miller also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Miller worked as an analyst, bond trader and portfolio manager.

Eric D. Roiter (57)

Year of Election or Appointment: 1998

Secretary of VIP Asset Manager. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secre tary of FMR Co., Inc. (2001 present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001 present), Fidelity Management & Research (Far East) Inc. (2001 present), and Fidelity Investments Money Management, Inc. (2001 present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003 present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998 2005).

Stuart Fross (46)

Year of Election or Appointment: 2003

Assistant Secretary of VIP Asset Manager. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003 present), Vice President and Secretary of FDC (2005 present), and is an employee of FMR.

Christine Reynolds (47)

Year of Election or Appointment: 2004

President, Treasurer, and Anti Money Laundering (AML) officer of VIP Asset Manager. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980 2002), where she was most recently an audit partner with PwC’s investment management practice.

Paul M. Murphy (58)

Year of Election or Appointment: 2005

Chief Financial Officer of VIP Asset Manager. Mr. Murphy also serves as Chief Financial Officer of other Fidelity funds (2005 present). He also serves as Senior Vice President of Fidelity Pricing and Cash Management Services Group (FPCMS).

Kenneth A. Rathgeber (58)

Year of Election or Appointment: 2004

Chief Compliance Officer of VIP Asset Manager. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004) and Executive Vice President of Risk Oversight for Fidelity Investments (2002). Previously, he served as Executive Vice Presi dent and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998 2002).

John R. Hebble (47)

Year of Election or Appointment: 2003

Deputy Treasurer of VIP Asset Manager. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an em ployee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002 2003) and Assistant Treasurer of the Scudder Funds (1998 2003).

Bryan A. Mehrmann (44)

Year of Election or Appointment: 2005

Deputy Treasurer of VIP Asset Manager. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005 present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998 2004).

Kimberley H. Monasterio (42)

Year of Election or Appointment: 2004

Deputy Treasurer of VIP Asset Manager. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000 2004) and Chief Finan cial Officer (2002 2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC

(2000 2004).

Kenneth B. Robins (36)

Year of Election or Appointment:2005

Deputy Treasurer of VIP Asset Manager. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2004 present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG’s department of professional practice (2002 2004) and a Senior Manager (1999 2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000 2002).

53 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Robert G. Byrnes (39)

Year of Election or Appointment: 2005

Assistant Treasurer of VIP Asset Manager. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003 2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Op erations Group (2000 2003).

John H. Costello (59)

Year of Election or Appointment: 1989

Assistant Treasurer of VIP Asset Manager. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.

Peter L. Lydecker (51)

Year of Election or Appointment: 2004

Assistant Treasurer of VIP Asset Manager. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

Mark Osterheld (50)

Year of Election or Appointment: 2002

Assistant Treasurer of VIP Asset Manager. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

Gary W. Ryan (47)

Year of Election or Appointment: 2005

Assistant Treasurer of VIP Asset Manager. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999 2005).

Salvatore Schiavone (40)

Year of Election or Appointment: 2005

Assistant Treasurer of VIP Asset Manager. Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Before joining Fidelity Investments, Mr. Schiavone worked at Deutsche Asset Manage ment, where he most recently served as Assistant Treasurer (2003 2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996 2003).

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54

Distributions

A total of 6.59% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

A percentage of the dividends distributed during the fiscal year for the following classes qualifies for the dividends received deduction for corporate shareholders:

Initial Class	41%
Service Class	43%
Service Class 2	44%

The fund will notify shareholders in January 2006 of amounts for use in preparing 2005 income tax returns.

55 Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

VIP Asset Manager Portfolio

Each year, typically in July, the Board of Trustees, including the independent Trustees (together, the Board), votes on the renewal of the management contract and sub advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and indepen dent Trustees’ counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund’s Advisory Contracts, including the services and support provided to the fund and its shareholders by Fidelity. At the time of the renewal, the Board had 11 standing committees, each composed of independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Equity Contract Committee, meets periodically during the first six months of each year and as necessary to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its July 2005 meeting, the Board of Trustees, including the independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (1) the nature, extent, and quality of the services to be provided to the fund and its shareholders by Fidelity (including the investment performance of the fund); (2) the competitiveness of the manage ment fee and total expenses of the fund; (3) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (4) the extent to which economies of scale would be realized as the fund grows; and (5) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In determining whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and independent Trustees’ counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity’s fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund’s shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided by Fidelity. The Board considered staffing within the investment adviser, FMR, and the sub advisers (together, the Investment Advisers), including the backgrounds of the fund’s portfolio managers and the fund’s investment objective and discipline. The independent Trustees also had discussions with senior management of Fidelity’s investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Fidelity Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Invest ment Advisers’ investment staff, their use of technology, and the Investment Advisers’ approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity’s extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity’s analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity’s portfolio managers and analysts have access to daily portfolio attribution that allows for monitor ing of a fund’s portfolio, as well as an electronic communication system that provides immediate real time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the Investment Advisers’ supervision of third party service providers, principally custodians and subcustodians. The Board reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of “soft” commission dollars to pay for research services. The Board also considered that Fidelity voluntarily decided in 2004 to stop using “soft” commission dollars to pay for market data and, instead, to pay for that data out of its own resources. The Board also considered the resources devoted to, and the record of compliance with, the fund’s compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24 hour access to account information and market informa tion through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. The Board noted that, since the last Advisory Contract renewals in July 2004, Fidelity has taken a number of actions that benefited particular

VIP Asset Manager Portfolio

56

funds, including (i) voluntarily deciding in 2004 to stop using “soft” commission dollars to pay for market data and, instead, to pay for that data out of its own resources, (ii) contractually agreeing to impose management fee reductions and expense limitations on its five Spartan stock index funds and its stock index fund available through variable insurance products, (iii) contractually agreeing to eliminate the management fees on the Fidelity Freedom Funds and the Fidelity Advisor Freedom Funds, (iv) contractually agreeing to reduce the management fees on most of its investment grade taxable bond funds, and (v) contractually agreeing to impose expense limitations on its retail and Spartan investment grade taxable bond funds.

Investment Performance and Compliance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund’s absolute investment performance for each class, as well as the fund’s relative investment performance for each class measured against (i) a proprietary custom index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one , three , and five year periods ended December 31, 2004, the returns of Service Class and Initial Class of the fund, the returns of a proprietary custom index (“benchmark”), and a range of returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Service Class and Initial Class represent the performance of classes with high and low 12b 1 fees, respectively (not necessarily with the highest and lowest total expenses). (Unlike Service Class, Service Class 2, which has a higher 12b 1 fee than Service Class, did not have five years of performance as of Decem ber 31, 2004.) The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the Lipper peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of the class indicated.

The Board noted that a considerable percentage of the fund’s Lipper peer group has performed better than the fund over time, and noted the fund’s disappointing one year performance relative to its peers. The Board also noted that the relative investment performance of the fund was lower than its benchmark over time. The Board considered that the variations in performance among the fund’s classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

The Board has had thorough discussions with FMR throughout the year about the Board’s and FMR’s concerns about equity research, equity fund performance, and compliance with internal policies governing gifts and entertainment. FMR has taken steps that it believes will refocus and strengthen equity research and equity portfolio management and compliance. The Board noted with favor FMR’s recent reorganization of its senior management team and FMR’s plans to dedicate additional resources to investment research, and participated in the process that led to those changes.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided by Fidelity will benefit the fund’s shareholders, particularly in light of the Board’s view that the fund’s shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund’s management fee and total expenses compared to “mapped groups” of competitive funds and classes. Fidelity creates “mapped groups” by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board’s management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

57 Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

The Board considered two proprietary management fee comparisons for the 12 month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the “Total Mapped Group” and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund’s standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. “TMG %” represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund’s. For example, a TMG % of 27% means that 73% of the funds in the Total Mapped Group had higher management fees than the fund. The “Asset Size Peer Group” (ASPG) comparison focuses on a fund’s standing relative to non Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile (“quadrant”) in which the fund’s management fee ranked, is also included in the chart and considered by the Board.

The Board noted that the fund’s management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2004.

Based on its review, the Board concluded that the fund’s management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class’s total expenses, the Board considered the fund’s management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund paid 12b 1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each of Initial Class and Service Class ranked below its competitive median for 2004, and the total expenses of Service Class 2 ranked above its competitive median for 2004. The Board noted that the fund offers multiple classes, each of which has a different 12b 1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b 1 fees.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses for each class of the fund were reasonable, although in one case above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the busi ness of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity’s profits in respect of all the Fidelity funds.

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On an annual basis, FMR presents to the Board Fidelity’s profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year’s methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board’s assessment of the results of Fidelity’s profitability analysis. PwC’s engagement includes the review and assessment of Fidelity’s methodologies used in determining the revenues and expenses attributable to Fidelity’s mutual fund business, and completion of agreed upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After consider ing PwC’s reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity’s profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity’s non fund businesses and any fall out benefits related to the mutual fund business as well as cases where Fidelity’s affiliates may benefit from or be related to the fund’s business. In addition, a special committee of the Board reviewed services provided to Fidelity by its affiliates and determined that the fees that Fidelity paid for such services were reasonable.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and deter mined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

The Board recognized that the fund’s management contract incorporates a “group fee” structure, which provides for lower fee rates as total fund assets under FMR’s management increase, and for higher fee rates as total fund assets under FMR’s management decrease. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity’s costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR’s management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information regarding (i) equity fund transfer agency fees; (ii) Fidelity’s fund profitability methodology and the impact of various changes in the methodology over time; (iii) benefits to shareholders from economies of scale; (iv) composition and characteristics of various fund and industry data used in comparisons; and (v) compensation of portfolio managers and research analysts.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the exist ing advisory fee structures are fair and reasonable, and that the fund’s existing Advisory Contracts should be renewed.

59 Annual Report

VIP Asset Manager Portfolio

60

61 Annual Report

Investment Adviser
Fidelity Management & Research Company
Boston, MA
Investment Sub Advisers
FMR Co., Inc.
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Far East) Inc.
Fidelity Investments Money Management, Inc.
Fidelity Investments Japan Limited
Fidelity International Investment Advisors
Fidelity International Investment Advisors
(U.K.) Limited
General Distributor
Fidelity Distributors Corporation
Boston, MA
Transfer and Service Agents
Fidelity Investments Institutional Operations Co., Inc.
Boston, MA
Fidelity Service Company, Inc.
Boston, MA
Custodian
JPMorgan Chase Bank
New York, NY

VIPAM ANN 0206 1.540206.108

Fidelity® Variable Insurance Products: Asset Manager: Growth® Portfolio

Annual Report December 31, 2005

Contents

Performance	3	How the fund has done over time.
Management’s Discussion	4	The managers’ review of fund performance, strategy and
		outlook.
Shareholder Expense Example	5	An example of shareholder expenses.
Investment Changes	6	A summary of major shifts in the fund’s investments over the
		past six months.
Investments	7	A complete list of the fund’s investments with their
		market values.
Financial Statements	27	Statements of assets and liabilities, operations, and
		changes in net assets, as well as financial highlights.
Notes	31	Notes to the financial statements.
Report of Independent Registered	37
Public Accounting Firm
Trustees and Officers	38
Distributions	44
Board Approval of Investment Advisory	45
Contracts and Management Fees

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the
Securities and Exchange Commission’s (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies, Inc. and have been licensed for use by
Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the opera tion of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity’s web site at http://www.advisor.fidelity.com.
NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE
Neither the fund nor Fidelity Distributors Corporation is a bank.

VIP Asset Manager: Growth Portfolio 2

VIP Asset Manager: Growth Portfolio Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class’ dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns
Periods ended December 31, 2005	Past 1	Past 5	Past 10
	year	years	years
VIP Asset Mgr: Growth - Initial Class	3.89%	1.22%	6.58%
VIP Asset Mgr: Growth -Service ClassA	3.79%	1.10%	6.46%
VIP Asset Mgr: Growth -Service Class 2B	3.65%	0.92%	6.35%
VIP Asset Mgr: Growth -Investor ClassC	3.81%	1.20%	6.57%

A The initial offering of Service Class shares took place on November 3, 1997. Performance for Service Class shares reflects an asset based service fee (12b 1 fee), and re turns prior to November 3, 1997 are those of Initial Class and do not include the effects of Service Class’ 12b 1 fee. Had Service Class shares’ 12b 1 fee been reflected, returns prior to November 3, 1997 would have been lower.
B The initial offering of Service Class 2 shares took place on January 12, 2000. Performance for Service Class 2 shares reflects an asset based service fee (12b 1 fee). Re turns from November 3, 1997 to January 12, 2000 are those of Service Class which reflect a different 12b 1 fee. Service Class 2 returns prior to November 3, 1997 are those of Ini tial Class and do not include the effects of a 12b 1 fee. Had Service Class 2’s 12b 1 fee been reflected, returns prior to January 12, 2000 would have been lower.
C The initial offering of Investor Class shares took place on July 21, 2005. Returns prior to July 21, 2005 are those of Initial Class. If Investor Class’s transfer agent fee had been reflected, returns prior to July 21, 2005 would have been lower.

$10,000 Over 10 Years

Let’s say hypothetically that $10,000 was invested in VIP Asset Manager: Growth Portfolio Initial Class on December 31, 1995. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

3 Annual Report

VIP Asset Manager: Growth Portfolio Management’s Discussion of Fund Performance

Comments from Richard Habermann and Ford O’Neil, Co Managers of VIP Asset Manager: Growth Portfolio

U.S. equities outperformed investment grade and high yield debt during the 12 month period ending December 31, 2005, a positive year for all three asset classes. Energy and utilities were the two best performing equity market sectors, and significant contributors to the 4.91% gain of the Standard & Poor’s 500SM Index. Elsewhere, the NASDAQ Composite® Index returned 2.13%, while the Dow Jones Industrial AverageSM rose 1.72% . The investment grade bond market also ended 2005 in the black, marking six consecutive years of gains for the debt category. However, the 2.43% advance of the Lehman Brothers®Aggregate Bond Index was its lowest return in that streak, which reflects the trying investment conditions bonds encountered in the form of higher interest rates and rising inflation. Amid the uncertainty, Treasuries outperformed corporate, agency and mortgage backed debt. High yield also struggled, rising only 2.74% according to the Merrill Lynch® U.S. High Yield Master II Index. Intermittent weakness in the automotive and air transportation industries tempered high yield debt performance.

VIP Asset Manager: Growth finished the year ending December 31, 2005, modestly behind both the Fidelity Asset Manager: Growth Composite Index, which rose 4.27%, and the LipperSM Variable Annuity Flexible Portfolio Funds Average, which returned 4.88% . (For specific portfolio performance results, please refer to the performance section of this report.) It paid to overweight stocks and high yield securities relative to the index, while under weighting investment grade debt. Within the equity allocation, a modest stake in foreign stocks was a significant positive, while overweighting cash detracted slightly versus the index. Despite a solid showing in the second half of 2005, the fund’s domestic equities trailed the S&P 500® for the year overall and were the biggest drag on relative performance. The subportfolio was hurt by underweighting surging energy and utilities stocks, as well as by fears of a slowdown in consumer spending caused by rapidly rising oil prices. Weak stock picking in banks and pockets of technology further de tracted, led by overweightings in mortgage giant Fannie Mae and security software provider Symantec, respectively. Another major holding that disappointed was retailer Home Depot. Conversely, some good picks among health care and consumer related stocks provided most of the upside, led by medical supplier Cardinal Health and pharmacy chain CVS. In fixed income, good sector selection helped our collective bond holdings comfortably outpace the Lehman Brothers index. The strategic cash portion of the fund topped its benchmark as well.

Note to shareholders: Effective January 17, 2006, Robert Bertelson will assume responsibility for managing the fund’s domestic equity subportfolio.

The views expressed in this statement reflect those of the portfolio managers only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as invest ment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

VIP Asset Manager: Growth Portfolio 4

VIP Asset Manager: Growth Portfolio Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b 1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2005 to December 31, 2005) for the Initial Class, Service Class and Service Class 2 and for the entire period (July 21, 2005 to December 31, 2005) for the Investor Class. The hypothetical expense Example is based on an investment of $1,000 invested for the one half year period (July 1, 2005 to December 31, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the fund, as a shareholder in the underlying affiliated central funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying affiliated central funds. These fees and expenses are not included in the fund’s annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the fund, as a shareholder in the underlying affiliated central funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying affiliated central funds. These fees and expenses are not included in the fund’s annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Ending
	Beginning	Account Value	Expenses Paid
	Account Value	December 31, 2005	During Period
Initial Class
Actual	$ 1,000.00	$ 1,053.60	$ 3.78B
HypotheticalA	$ 1,000.00	$ 1,021.53	$ 3.72C
Service Class
Actual	$ 1,000.00	$ 1,053.10	$ 4.30B
HypotheticalA	$ 1,000.00	$ 1,021.02	$ 4.23C
Service Class 2
Actual	$ 1,000.00	$ 1,051.70	$ 5.33B
HypotheticalA	$ 1,000.00	$ 1,020.01	$ 5.24C
Investor Class
Actual	$ 1,000.00	$ 1,028.60	$ 4.38B
HypotheticalA	$ 1,000.00	$ 1,020.37	$ 4.89C

A 5% return per year before expenses
B Actual expenses are equal to each Class’ annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one half year period) for the Initial Class, Service Class and Service Class 2 and multiplied by
164/365 (to reflect the period July 21, 2005 to December 31, 2005) for the Investor Class. The fees and expenses of the underlying affiliated central funds in which the fund invests are not included in the funds annualized expense ratio.
C Hypothetical expenses are equal to each Class’ annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one half year period). The fees and expenses of the underlying affiliated central funds in which the fund invests are not included in the funds annualized expense ratio.

Annualized
Expense Ratio
Initial Class	73%
Service Class	83%
Service Class 2	1.03%
Investor Class	96%

55 Annual Report

VIP Asset Manager: Growth Portfolio
Investment Changes

Top Ten Stocks as of December 31, 2005
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Cardinal Health, Inc.	4.7	4.0
American International Group,
Inc.	4.0	3.6
Home Depot, Inc.	3.6	3.6
Wyeth	3.0	2.8
Microsoft Corp.	3.0	3.0
AT&T, Inc.	2.9	2.9
Clear Channel Communications,
Inc.	2.6	2.5
Wal Mart Stores, Inc.	2.4	0.7
Bank of America Corp.	2.0	0.8
General Electric Co.	1.9	2.5
	30.1
Market Sectors as of December 31, 2005
(stocks only)	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Financials	15.4	16.3
Health Care	12.1	12.0
Information Technology	11.3	12.4
Consumer Discretionary	8.4	8.8
Consumer Staples	6.0	5.5
Industrials	4.9	5.9
Telecommunication Services	4.6	4.9
Energy	3.7	3.6
Materials	0.4	0.6
Utilities	0.3	0.4

Asset allocations in the pie chart reflect the categorization of assets as defined in the fund’s prospectus in effect as of the time period indicated above. Financial Statement categorizations conform to accounting standards and will differ from the pie chart. Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

The information in the above tables is based on the combined investments of the fund and its pro rata shares of the investments of Fidelity’s fixed income central funds.

For an unaudited list of holdings for each fixed income central fund, visit advisor.fidelity.com.

VIP Asset Manager: Growth Portfolio 6

VIP Asset Manager: Growth Portfolio
Investments December 31, 2005
Showing Percentage of Net Assets

Common Stocks 67.1%
	Shares	Value (Note 1)

CONSUMER DISCRETIONARY 8.4%
Automobiles – 0.1%
Harley Davidson, Inc.	2,300	$ 118,427
Hotels, Restaurants & Leisure 0.4%
Carnival Corp. unit	7,700	411,719
McDonald’s Corp.	15,400	519,288
Royal Caribbean Cruises Ltd.	4,200	189,252
		1,120,259
Media 4.0%
CCE Spinco, Inc. (a)	27,838	364,671
Clear Channel Communications, Inc.	222,700	7,003,915
Clear Channel Outdoor Holding, Inc. Class A	21,200	425,060
E.W. Scripps Co. Class A	4,900	235,298
Lagardere S.C.A. (Reg.)	3,600	277,021
News Corp. Class A	72,600	1,128,930
Omnicom Group, Inc.	14,843	1,263,585
Vivendi Universal SA sponsored ADR	9,000	282,870
		10,981,350
Specialty Retail 3.9%
Home Depot, Inc.	242,600	9,820,448
TJX Companies, Inc.	35,500	824,665
		10,645,113

TOTAL CONSUMER DISCRETIONARY		22,865,149

CONSUMER STAPLES 6.0%
Beverages 0.1%
Pernod Ricard SA	2,000	348,999
Food & Staples Retailing – 4.2%
CVS Corp.	138,800	3,667,096
Safeway, Inc.	37,800	894,348
Tesco PLC	62,000	353,830
Wal Mart Stores, Inc.	140,100	6,556,680
		11,471,954
Household Products – 0.2%
Colgate Palmolive Co.	9,400	515,590
Personal Products 0.5%
Alberto Culver Co.	23,700	1,084,275
Avon Products, Inc.	7,000	199,850
		1,284,125
Tobacco – 1.0%
Altria Group, Inc.	36,400	2,719,808

TOTAL CONSUMER STAPLES		16,340,476

ENERGY 3.7%
Energy Equipment & Services – 2.0%
Diamond Offshore Drilling, Inc.	21,900	1,523,364
ENSCO International, Inc.	21,100	935,785

See accompanying notes which are an integral part of the financial statements.

7 Annual Report

7

VIP Asset Manager: Growth Portfolio
Investments - continued

	Shares	Value (Note 1)
GlobalSantaFe Corp.	33,600	$ 1,617,840
Transocean, Inc. (a)	20,900	1,456,521
		5,533,510
Oil, Gas & Consumable Fuels 1.7%
BP PLC	34,300	367,125
Canadian Natural Resources Ltd.	7,400	366,833
ConocoPhillips	9,300	541,074
EnCana Corp.	7,400	334,561
Exxon Mobil Corp.	27,600	1,550,292
OMV AG	3,000	175,802
Statoil ASA	6,600	151,666
Talisman Energy, Inc.	5,100	270,234
Total SA Series B	3,070	776,096
		4,533,683

TOTAL ENERGY		10,067,193

FINANCIALS 15.4%
Capital Markets 2.0%
Credit Suisse Group (Reg.)	7,583	386,354
Goldman Sachs Group, Inc.	8,600	1,098,306
Merrill Lynch & Co., Inc.	32,100	2,174,133
Morgan Stanley	4,900	278,026
Nikko Cordial Corp.	55,000	871,380
Nuveen Investments, Inc. Class A	6,100	259,982
UBS AG (NY Shares)	4,100	390,115
		5,458,296
Commercial Banks – 3.1%
Banca Intesa Spa	29,200	154,694
Bank of America Corp.	115,628	5,336,232
BNP Paribas SA	3,500	283,207
FirstRand Ltd.	28,900	84,268
Shinhan Financial Group Co. Ltd.	2,160	88,008
Sumitomo Mitsui Financial Group, Inc.	59	625,504
Synovus Financial Corp.	10,200	275,502
Wachovia Corp.	31,031	1,640,304
Wells Fargo & Co.	1,000	62,830
		8,550,549
Consumer Finance – 0.3%
Capital One Financial Corp.	3,100	267,840
Credit Saison Co. Ltd.	5,100	254,773
MBNA Corp.	10,700	290,505
		813,118
Diversified Financial Services – 1.1%
Citigroup, Inc.	56,400	2,737,092
ING Groep NV (Certificaten Van Aandelen)	9,600	334,272
		3,071,364
Insurance – 7.9%
ACE Ltd.	27,700	1,480,288
AFLAC, Inc.	3,200	148,544
Allianz AG (Reg.)	1,400	211,960

See accompanying notes which are an integral part of the financial statements.
VIP Asset Manager: Growth Portfolio	8

Common Stocks continued
	Shares	Value (Note 1)

FINANCIALS – continued
Insurance – continued
AMBAC Financial Group, Inc.	15,200	$ 1,171,312
American International Group, Inc.	159,200	10,862,216
Hartford Financial Services Group, Inc.	40,100	3,444,189
MBIA, Inc.	14,800	890,368
MetLife, Inc.	23,400	1,146,600
Muenchener Rueckversicherungs Gesellschaft AG (Reg.)	3,200	433,308
Swiss Reinsurance Co. (Reg.)	6,211	454,717
The Chubb Corp.	11,400	1,113,210
Transatlantic Holdings, Inc.	2,100	141,120
		21,497,832
Thrifts & Mortgage Finance – 1.0%
Fannie Mae	49,843	2,432,837
MGIC Investment Corp.	5,100	335,682
		2,768,519

TOTAL FINANCIALS		42,159,678

HEALTH CARE 12.1%
Health Care Providers & Services 5.2%
Cardinal Health, Inc.	189,550	13,031,545
UnitedHealth Group, Inc.	20,700	1,286,298
		14,317,843
Pharmaceuticals 6.9%
Cipla Ltd.	12,110	120,575
Johnson & Johnson	74,000	4,447,400
Novartis AG (Reg.)	11,583	607,876
Pfizer, Inc.	214,800	5,009,136
Roche Holding AG (participation certificate)	4,101	615,774
Wyeth	176,340	8,123,984
		18,924,745

TOTAL HEALTH CARE		33,242,588

INDUSTRIALS – 4.9%
Aerospace & Defense – 0.9%
Honeywell International, Inc.	25,230	939,818
Lockheed Martin Corp.	11,240	715,201
United Technologies Corp.	14,300	799,513
		2,454,532
Industrial Conglomerates 3.5%
3M Co.	34,000	2,635,000
General Electric Co.	147,480	5,169,174
Smiths Group PLC	24,800	446,584
Tyco International Ltd.	44,200	1,275,612
		9,526,370

	Shares	Value (Note 1)
Machinery – 0.5%
Ingersoll Rand Co. Ltd. Class A	34,000	$ 1,372,580
See accompanying notes which are an integral part of the financial statements.
	9	Annual Report

9

VIP Asset Manager: Growth Portfolio
Investments - continued

	Shares	Value (Note 1)

Marine – 0.0%
Alexander & Baldwin, Inc.	800	43,392
Road & Rail 0.0%
Burlington Northern Santa Fe Corp.	1,500	106,230

TOTAL INDUSTRIALS		13,503,104

INFORMATION TECHNOLOGY 11.3%
Communications Equipment – 1.8%
Cisco Systems, Inc. (a)	193,902	3,319,602
Comverse Technology, Inc. (a)	9,700	257,923
Motorola, Inc.	4,920	111,143
Nokia Corp. sponsored ADR	59,500	1,088,850
Research In Motion Ltd. (a)	1,800	118,834
		4,896,352
Computers & Peripherals 1.6%
Dell, Inc. (a)	61,100	1,832,389
EMC Corp. (a)	21,500	292,830
International Business Machines Corp.	26,200	2,153,640
		4,278,859
Electronic Equipment & Instruments – 0.3%
AU Optronics Corp. sponsored ADR	33,194	498,242
Flextronics International Ltd. (a)	25,300	264,132
Jabil Circuit, Inc. (a)	3,700	137,233
		899,607
Internet Software & Services 0.2%
Yahoo! Japan Corp	311	472,151
IT Services 0.1%
First Data Corp.	7,500	322,575
Satyam Computer Services Ltd.	7,155	117,363
		439,938
Office Electronics – 0.1%
Canon, Inc.	3,800	223,554
Semiconductors & Semiconductor Equipment – 2.8%
Advanced Semiconductor Engineering, Inc.	859,000	787,653
Analog Devices, Inc.	5,800	208,046
Applied Materials, Inc.	68,300	1,225,302
ASML Holding NV (NY Shares) (a)	17,500	351,400
Intel Corp.	108,842	2,716,696
KLA Tencor Corp.	8,200	404,506
Lam Research Corp. (a)	12,500	446,000
Linear Technology Corp.	3,100	111,817
Novellus Systems, Inc. (a)	7,900	190,548
STATS ChipPAC Ltd. sponsored ADR (a)	46,100	313,480
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	25,205	249,783
Tokyo Electron Ltd.	11,200	703,889
Xilinx, Inc.	2,100	52,941
		7,762,061

See accompanying notes which are an integral part of the financial statements.
VIP Asset Manager: Growth Portfolio	10

Common Stocks continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY – continued
Software 4.4%
BEA Systems, Inc. (a)	53,500	$502,900
Microsoft Corp.	310,075	8,108,461
Oracle Corp. (a)	92,700	1,131,867
Symantec Corp. (a)	131,220	2,296,350
		12,039,578

TOTAL INFORMATION TECHNOLOGY		31,012,100

MATERIALS 0.4%
Chemicals 0.3%
Nitto Denko Corp.	3,800	296,188
Praxair, Inc.	11,500	609,040
		905,228
Metals & Mining – 0.1%
BHP Billiton Ltd. sponsored ADR	8,900	297,438
TOTAL MATERIALS		1,202,666

TELECOMMUNICATION SERVICES 4.6%
Diversified Telecommunication Services – 4.3%
AT&T, Inc.	317,200	7,768,228
BellSouth Corp.	60,300	1,634,130
Qwest Communications International, Inc. (a)	208,900	1,180,285
TDC AS	1,300	77,872
Verizon Communications, Inc.	33,800	1,018,056
		11,678,571
Wireless Telecommunication Services – 0.3%
Sprint Nextel Corp.	24,524	572,881
Vodafone Group PLC	177,100	380,233
		953,114

TOTAL TELECOMMUNICATION SERVICES		12,631,685

UTILITIES 0.3%
Electric Utilities – 0.3%
E.ON AG	6,900	714,564
TOTAL COMMON STOCKS
(Cost $159,849,269)		183,739,203

Convertible Preferred Stocks 0.0%

TELECOMMUNICATION SERVICES 0.0%
Diversified Telecommunication Services – 0.0%
Cincinnati Bell, Inc. Series B, 6.75%	1,300	49,465
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $38,260)		49,465

See accompanying notes which are an integral part of the financial statements.

11 Annual Report

11

VIP Asset Manager: Growth Portfolio
Investments - continued

Corporate Bonds 1.8%
	Principal	Value (Note 1)
	Amount
Convertible Bonds 0.2%

TELECOMMUNICATION SERVICES 0.2%
Diversified Telecommunication Services – 0.2%
Qwest Communications International, Inc. 3.5% 11/15/25	$ 530,000	$ 614,429
Nonconvertible Bonds – 1.6%

CONSUMER DISCRETIONARY 0.2%
Automobiles – 0.1%
Ford Motor Co.:
6.625% 10/1/28	10,000	6,450
7.45% 7/16/31	65,000	44,200
General Motors Corp. 8.375% 7/15/33	60,000	39,600
		90,250
Media 0.1%
AOL Time Warner, Inc.:
6.875% 5/1/12	5,000	5,322
7.625% 4/15/31	25,000	27,841
Cox Communications, Inc. 7.125% 10/1/12	20,000	21,430
Liberty Media Corp. 8.25% 2/1/30	55,000	53,892
News America Holdings, Inc. 7.75% 12/1/45	35,000	40,125
News America, Inc. 6.2% 12/15/34	65,000	64,565
Time Warner Entertainment Co. LP 8.375% 7/15/33	50,000	59,063
		272,238
Multiline Retail – 0.0%
The May Department Stores Co. 6.7% 7/15/34	40,000	42,604

TOTAL CONSUMER DISCRETIONARY		405,092

CONSUMER STAPLES 0.0%
Beverages 0.0%
FBG Finance Ltd. 5.125% 6/15/15 (c)	25,000	24,323
Molson Coors Capital Finance ULC 4.85% 9/22/10	40,000	39,451
		63,774
Food Products – 0.0%
H.J. Heinz Co. 6.428% 12/1/08 (c)(i)	35,000	35,954

TOTAL CONSUMER STAPLES		99,728

ENERGY 0.2%
Energy Equipment & Services – 0.0%
Petronas Capital Ltd. 7% 5/22/12 (c)	55,000	60,545

See accompanying notes which are an integral part of the financial statements.
VIP Asset Manager: Growth Portfolio	12

Corporate Bonds continued
		Principal	Value (Note 1)
		Amount
Nonconvertible Bonds – continued

ENERGY – continued
Oil, Gas & Consumable Fuels 0.2%
Amerada Hess Corp. 6.65% 8/15/11		$10,000	$ 10,746
Duke Capital LLC:
6.25% 2/15/13		50,000	52,071
6.75% 2/15/32		55,000	59,854
Empresa Nacional de Petroleo 6.75% 11/15/12 (c)		25,000	26,918
EnCana Holdings Finance Corp. 5.8% 5/1/14		35,000	36,483
Enterprise Products Operating LP 5.75% 3/1/35		25,000	22,986
Kinder Morgan Energy Partners LP:
5.125% 11/15/14		10,000	9,780
5.8% 3/15/35		20,000	19,132
Nexen, Inc. 5.875% 3/10/35		35,000	34,416
Pemex Project Funding Master Trust:
5.75% 12/15/15 (c)		100,000	99,500
6.125% 8/15/08		50,000	51,000
6.625% 6/15/35 (c)		45,000	45,113
7.875% 2/1/09 (i)		100,000	106,950
			574,949

TOTAL ENERGY			635,494

FINANCIALS – 0.7%
Capital Markets 0.1%
Goldman Sachs Group, Inc. 6.6% 1/15/12		125,000	134,274
Lazard Group LLC 7.125% 5/15/15		35,000	36,753
Merrill Lynch & Co., Inc. 4.25% 2/8/10		100,000	97,272
Morgan Stanley 6.6% 4/1/12		90,000	96,738
			365,037
Commercial Banks – 0.1%
Bank of America Corp. 7.4% 1/15/11		125,000	137,691
Korea Development Bank 3.875% 3/2/09		75,000	72,565
Wachovia Bank NA 4.875% 2/1/15		15,000	14,628
Wachovia Corp. 4.875% 2/15/14		25,000	24,467
			249,351
Consumer Finance – 0.1%
Capital One Bank 6.5% 6/13/13		25,000	26,561
Capital One Financial Corp. 5.5% 6/1/15		25,000	24,854
Ford Motor Credit Co. 7.375% 2/1/11		25,000	21,913

		Principal	Value (Note 1)
		Amount
Household Finance Corp. 4.125% 11/16/09		$20,000	$ 19,310
Household International, Inc. 5.836% 2/15/08		75,000	76,243
MBNA Corp. 7.5% 3/15/12		45,000	50,685
			219,566
Diversified Financial Services – 0.1%
JPMorgan Chase & Co. 6.75% 2/1/11		100,000	107,108

See accompanying notes which are an integral part of the financial statements.
	13		Annual Report

13

VIP Asset Manager: Growth Portfolio
Investments - continued

	Principal	Value (Note 1)
	Amount
JPMorgan Chase Capital XVII 5.85% 8/1/35	105,000	103,887
Prime Property Funding, Inc. 5.125% 6/1/15 (c)	50,000	48,350
		259,345
Insurance – 0.0%
Axis Capital Holdings Ltd. 5.75% 12/1/14	60,000	60,013
Marsh & McLennan Companies, Inc. 5.75% 9/15/15	20,000	20,161
Principal Life Global Funding I 6.25% 2/15/12 (c)	25,000	26,556
		106,730
Real Estate 0.2%
Archstone Smith Operating Trust 5.25% 5/1/15	45,000	44,378
Arden Realty LP 5.25% 3/1/15	100,000	101,043
CarrAmerica Realty Corp.:
5.125% 9/1/11	75,000	73,512
5.5% 12/15/10	35,000	34,947
Colonial Properties Trust 5.5% 10/1/15	45,000	43,862
Developers Diversified Realty Corp.:
5% 5/3/10	20,000	19,705
5.25% 4/15/11	10,000	9,899
EOP Operating LP 4.65% 10/1/10	90,000	87,202
Regency Centers LP 6.75% 1/15/12	45,000	48,099
Simon Property Group LP:
5.1% 6/15/15	30,000	29,015
5.625% 8/15/14	40,000	40,272
		531,934
Thrifts & Mortgage Finance – 0.1%
Countrywide Home Loans, Inc. 4% 3/22/11	30,000	28,228
Independence Community Bank Corp. 3.75% 4/1/14 (i)	40,000	38,315
Residential Capital Corp. 6.375% 6/30/10	30,000	30,483
Washington Mutual, Inc. 4.625% 4/1/14	100,000	94,036
		191,062

TOTAL FINANCIALS		1,923,025

See accompanying notes which are an integral part of the financial statements.
VIP Asset Manager: Growth Portfolio	14

Corporate Bonds continued
		Principal	Value (Note 1)
		Amount
Nonconvertible Bonds – continued

INDUSTRIALS – 0.1%
Aerospace & Defense – 0.0%
BAE Systems Holdings, Inc. 4.75% 8/15/10 (c)		$30,000	$ 29,463
Airlines – 0.1%
American Airlines, Inc. pass thru trust certificates:
6.855% 10/15/10		3,323	3,380
6.978% 10/1/12		8,328	8,586
7.024% 4/15/11		20,000	20,506
7.858% 4/1/13		25,000	26,359
Delta Air Lines, Inc. pass thru trust certificates 7.57% 11/18/10		30,000	29,559
			88,390
Industrial Conglomerates 0.0%
Hutchison Whampoa International 03/13 Ltd. 6.5% 2/13/13 (c)		10,000	10,589
Hutchison Whampoa International 03/33 Ltd. 7.45% 11/24/33 (c)		25,000	28,876
			39,465

TOTAL INDUSTRIALS			157,318

INFORMATION TECHNOLOGY 0.0%
Semiconductors & Semiconductor Equipment – 0.0%
Chartered Semiconductor Manufacturing Ltd. 6.375% 8/3/15		40,000	39,769

MATERIALS 0.0%
Metals & Mining – 0.0%
Newmont Mining Corp. 5.875% 4/1/35		25,000	24,671
Paper & Forest Products 0.0%
International Paper Co. 4.25% 1/15/09		20,000	19,411

TOTAL MATERIALS			44,082

TELECOMMUNICATION SERVICES 0.2%
Diversified Telecommunication Services – 0.2%
AT&T Broadband Corp. 8.375% 3/15/13		50,000	57,874
BellSouth Capital Funding Corp. 7.875% 2/15/30		25,000	30,180
BellSouth Corp. 5.2% 9/15/14		15,000	14,920
British Telecommunications PLC 8.875% 12/15/30		50,000	66,897
SBC Communications, Inc.:
6.15% 9/15/34		30,000	30,134
6.45% 6/15/34		15,000	15,609
Sprint Capital Corp.:
6.875% 11/15/28		25,000	27,317

		Principal	Value (Note 1)
		Amount
8.375% 3/15/12		$25,000	$ 28,974
Telecom Italia Capital:
4.95% 9/30/14		25,000	23,877
5.25% 11/15/13		50,000	49,064
Verizon Global Funding Corp.:
5.85% 9/15/35		40,000	38,547

See accompanying notes which are an integral part of the financial statements.
	15		Annual Report

15

VIP Asset Manager: Growth Portfolio
Investments - continued

	Principal	Value (Note 1)
	Amount
7.75% 12/1/30	30,000	35,660
Verizon New York, Inc. 6.875% 4/1/12	5,000	5,212
		424,265
Wireless Telecommunication Services – 0.0%
America Movil SA de CV 4.125% 3/1/09	20,000	19,440
AT&T Wireless Services, Inc. 7.875% 3/1/11	5,000	5,610
		25,050

TOTAL TELECOMMUNICATION SERVICES		449,315

UTILITIES 0.2%
Electric Utilities – 0.1%
Cleveland Electric Illuminating Co. 5.65% 12/15/13	30,000	30,583
Exelon Corp.:
4.9% 6/15/15	40,000	38,175
6.75% 5/1/11	30,000	31,939
FirstEnergy Corp. 6.45% 11/15/11	15,000	15,900
Progress Energy, Inc. 7.1% 3/1/11	50,000	53,946
TXU Energy Co. LLC 7% 3/15/13	80,000	85,253
		255,796
Independent Power Producers & Energy Traders 0.0%
Constellation Energy Group, Inc. 7% 4/1/12	55,000	60,010
Multi-Utilities – 0.1%
Dominion Resources, Inc.:
4.75% 12/15/10	30,000	29,319
5.95% 6/15/35	30,000	29,283
6.25% 6/30/12	45,000	47,079
MidAmerican Energy Holdings, Inc. 5.875% 10/1/12	40,000	41,295
		146,976

TOTAL UTILITIES		462,782

TOTAL NONCONVERTIBLE BONDS		4,216,605

TOTAL CORPORATE BONDS
(Cost $4,739,792)		4,831,034

U.S. Government and Government Agency Obligations 3.1%
	Principal	Value (Note 1)
	Amount
U.S. Government Agency Obligations – 0.5%
Fannie Mae:
3.25% 1/15/08	$71,000	$ 68,972
3.25% 8/15/08	90,000	86,771
3.25% 2/15/09	270,000	258,609
3.375% 12/15/08	29,000	27,951
4.625% 5/1/13	200,000	194,239
4.75% 12/15/10	165,000	165,002
5.5% 3/15/11	35,000	36,178
6.25% 2/1/11	105,000	110,892
Freddie Mac:
4% 6/12/13	87,000	82,249
5.875% 3/21/11	170,000	177,147

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		1,208,010

See accompanying notes which are an integral part of the financial statements.
VIP Asset Manager: Growth Portfolio	16

	Principal	Value (Note 1)
	Amount
U.S. Treasury Inflation Protected Obligations – 0.5%
U.S. Treasury Inflation Indexed Bonds 2.375% 1/15/25	211,342	222,442
U.S. Treasury Inflation Indexed Notes:
0.875% 4/15/10	210,284	199,970
2% 1/15/14	1,024,100	1,018,429

TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		1,440,841
U.S. Treasury Obligations – 2.1%
U.S. Treasury Bills, yield at date of purchase 3.67% to 3.98% 1/12/06 to 3/9/06 (e)	800,000	795,890
U.S. Treasury Bonds 6.25% 5/15/30	255,000	316,698
U.S. Treasury Notes:
3.875% 7/31/07	291,000	288,636
4.375% 12/15/10	25,000	25,020
4.75% 5/15/14	620,000	635,088
6.5% 2/15/10	3,400,000	3,667,617

TOTAL U.S. TREASURY OBLIGATIONS		5,728,949

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $8,407,767)		8,377,800

U.S. Government Agency
Mortgage Securities 2.8%

Fannie Mae – 2.6%
3.477% 4/1/34 (i)	18,807	18,690
3.726% 1/1/35 (i)	20,517	20,221
3.793% 6/1/34 (i)	20,948	20,189
3.83% 1/1/35 (i)	19,131	18,891
3.889% 12/1/34 (i)	20,109	20,086
3.952% 5/1/34 (i)	10,777	10,939

	Principal	Value (Note 1)
	Amount
3.964% 1/1/35 (i)	$ 18,864	$18,696
3.993% 1/1/35 (i)	18,777	18,642
4.029% 2/1/35 (i)	19,807	19,608
4.034% 10/1/18 (i)	13,025	12,783
4.037% 1/1/35 (i)	20,509	20,378
4.095% 2/1/35 (i)	19,626	19,489
4.099% 2/1/35 (i)	19,401	19,229
4.101% 2/1/35 (i)	19,752	19,579
4.105% 2/1/35 (i)	19,070	18,923
4.111% 1/1/35 (i)	7,259	7,187
4.122% 1/1/35 (i)	20,246	20,063
4.123% 1/1/35 (i)	18,538	18,481
4.126% 2/1/35 (i)	19,429	19,377
4.161% 2/1/35 (i)	20,018	19,836
4.176% 1/1/35 (i)	17,716	17,581
4.176% 1/1/35 (i)	19,117	18,959
4.196% 11/1/34 (i)	42,971	43,419
4.205% 3/1/34 (i)	16,647	16,407
4.272% 10/1/34 (i)	74,681	74,385
4.288% 8/1/33 (i)	10,572	10,451
4.291% 1/1/35 (i)	20,544	20,299
4.299% 3/1/35 (i)	21,153	20,990
See accompanying notes which are an integral part of the financial statements.
17		Annual Report

17

VIP Asset Manager: Growth Portfolio
Investments - continued

	Principal	Value (Note 1)
	Amount
4.332% 1/1/35 (i)	18,837	18,574
4.447% 4/1/34 (i)	13,269	13,206
4.467% 8/1/34 (i)	18,820	18,604
4.48% 1/1/35 (i)	17,462	17,383
4.5% 5/1/19 to 10/1/33	1,260,105	1,197,365
4.5% 1/1/21 (d)	522,483	508,278
4.5% 1/1/21 (d)	120,000	116,738
4.5% 1/1/36 (d)	400,000	376,750
4.522% 3/1/35 (i)	22,964	22,634
4.545% 2/1/35 (i)	19,522	19,424
4.545% 7/1/35 (i)	22,339	22,174
4.674% 11/1/34 (i)	20,485	20,333
4.695% 3/1/35 (i)	27,045	26,948
4.729% 7/1/34 (i)	16,874	16,754
4.816% 12/1/32 (i)	19,108	19,102
5% 7/1/18	632,864	627,003
5% 1/1/36 (d)	356,171	345,152
5.5% 4/1/16 to 9/1/34	1,919,153	1,912,575
5.5% 1/1/36 (d)	400,000	396,125
6% 4/1/13 to 4/1/33	290,696	295,100
6.5% 5/1/17 to 1/1/33	528,912	543,980
6.5% 1/1/36 (d)	30,447	31,237
7.5% 5/1/24 to 2/1/28	27,222	28,591

TOTAL FANNIE MAE		7,177,808
Freddie Mac 0.1%
4.056% 12/1/34 (i)	18,017	17,821
4.103% 12/1/34 (i)	18,515	18,260
4.188% 1/1/35 (i)	15,898	15,690
4.3% 5/1/35 (i)	20,973	20,796

See accompanying notes which are an integral part of the financial statements.
VIP Asset Manager: Growth Portfolio	18

U.S. Government Agency
Mortgage Securities continued
	Principal	Value (Note 1)
	Amount
Freddie Mac – continued
4.364% 3/1/35 (i)	$ 23,014	$22,568
4.39% 2/1/35 (i)	21,651	21,448
4.445% 3/1/35 (i)	23,794	23,350
4.49% 3/1/35 (i)	31,225	30,803
5.017% 4/1/35 (i)	20,096	20,068
6% 5/1/33	40,208	40,730
7.5% 8/1/28	4,744	4,992

TOTAL FREDDIE MAC		236,526
Government National Mortgage Association – 0.1%
6.5% 8/15/27	62,737	65,694
7% 7/15/28 to 7/15/32	88,765	93,257
7.5% 1/15/26 to 8/15/28	43,221	45,518
8.5% 11/15/30	19,681	21,244

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		225,713

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $7,645,981)		7,640,047

Asset Backed Securities 0.2%

ACE Securities Corp. Series 2005 SD1 Class A1, 4.7788% 11/25/50 (i)	12,455	12,470
Ameriquest Mortgage Securities, Inc. Series 2004 R2 Class M1, 4.8088% 4/25/34 (i)	5,000	5,000
Amortizing Residential Collateral Trust Series 2002 BC1 Class M2, 5.4788% 1/25/32 (i)	2,653	2,664
Argent Securities, Inc. Series 2004 W5 Class M1, 4.9788% 4/25/34 (i) .	15,000	15,018
Capital One Multi Asset Execution Trust:
Series 2003 B4 Class B4, 5.1694% 7/15/11 (i)	25,000	25,357
Series 2004 6 Class B, 4.15% 7/16/12	40,000	38,904
CDC Mortgage Capital Trust Series 2004 HE2 Class M2, 5.5788% 7/26/34 (i)	10,000	10,081
Cendant Timeshare Receivables Funding LLC Series 2005 1A Class A1, 4.67% 5/20/17 (c)	12,012	11,888
Citibank Credit Card Issuance Trust Series 2002 C1 Class C1, 5.2806% 2/9/09 (i)	50,000	50,412

	Principal	Value (Note 1)
	Amount
Countrywide Home Loans, Inc.:
Series 2004 2 Class M1, 4.8788% 5/25/34 (i)	$ 25,000	$25,046
Series 2004 4:
Class A, 4.7488% 8/25/34 (i)	8,119	8,127
Class M1, 4.8588% 7/25/34 (i)	25,000	25,079
Class M2, 4.9088% 6/25/34 (i)	15,000	15,019
Series 2005 1:
Class MV1, 4.7788% 7/25/35 (i)	25,000	25,000
Class MV2, 4.8188% 7/25/35 (i)	25,000	24,992
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc. Series 2005 1A:
Class B, 4.878% 6/15/35 (c)	32,000	31,164
Class C, 5.074% 6/15/35 (c)	29,000	28,311
Discover Card Master Trust I Series 2003 4 Class B1, 4.6994% 5/16/11 (i)	30,000	30,172

See accompanying notes which are an integral part of the financial statements.

19 Annual Report

19

VIP Asset Manager: Growth Portfolio
Investments - continued

	Principal	Value (Note 1)
	Amount
Fremont Home Loan Trust:
Series 2004 A:
Class M1, 4.9288% 1/25/34 (i)	25,000	25,077
Class M2, 5.5288% 1/25/34 (i)	25,000	25,302
Series 2005 A:
Class M1, 4.8088% 1/25/35 (i)	25,000	25,084
Class M2, 4.8388% 1/25/35 (i)	25,000	25,024
Class M3, 4.8688% 1/25/35 (i)	25,000	25,062
Class M4, 5.0588% 1/25/35 (i)	25,000	25,166
HSBC Home Equity Loan Trust Series 2005 2:
Class M1, 4.83% 1/20/35 (i)	7,773	7,774
Class M2, 4.86% 1/20/35 (i)	7,773	7,776
Long Beach Mortgage Loan Trust Series 2004 2 Class M1, 4.9088% 6/25/34 (i)	25,000	25,054
Morgan Stanley Dean Witter Capital I Trust Series 2003 NC1 Class M1, 5.4288% 11/25/32 (i)	9,360	9,412
National Collegiate Student Loan Trust Series 2005 GT1 Class AIO, 6.75% 12/25/09 (k)	50,000	11,926

See accompanying notes which are an integral part of the financial statements.
VIP Asset Manager: Growth Portfolio	20

Asset Backed Securities continued
	Principal	Value (Note 1)
	Amount
Park Place Securities, Inc. Series 2005 WCH1 Class M2, 4.8988% 1/25/35 (i)	$ 25,000	$ 25,027
Volkswagen Auto Lease Trust Series 2005 A Class A4, 3.94% 10/20/10 .	55,000	54,153
TOTAL ASSET BACKED SECURITIES
(Cost $678,705)		676,541

Collateralized Mortgage Obligations 0.3%

Private Sponsor 0.2%
Adjustable Rate Mortgage Trust floater:
Series 2005 1 Class 5A2, 4.7088% 5/25/35 (i)	14,571	14,522
Series 2005 2 Class 6A2, 4.6588% 6/25/35 (i)	13,890	13,894
Series 2005 3 Class 8A2, 4.6188% 7/25/35 (i)	40,290	40,249
Bear Stearns Alt A Trust floater Series 2005 1 Class A1, 4.6588% 1/25/35 (i)	27,943	27,943
CS First Boston Mortgage Securities Corp. floater:
Series 2004 AR3 Class 6A2, 4.7488% 4/25/34 (i)	5,785	5,792
Series 2004 AR5 Class 11A2, 4.7488% 6/25/34 (i)	8,788	8,771
Impac CMB Trust floater Series 2005 1:
Class M1, 4.8388% 4/25/35 (i)	19,083	19,075
Class M2, 4.8788% 4/25/35 (i)	19,083	19,076
Lehman Structured Securities Corp. floater Series 2005 1 Class A2, 4.59% 9/26/45 (c)(i)	32,953	32,953
Merrill Lynch Mortgage Investors, Inc. floater:
Series 2005 A Class A2, 4.9338% 2/25/30 (i)	28,694	28,665
Series 2005 B Class A2, 4.79% 7/25/30 (i)	26,612	26,595
Opteum Mortgage Acceptance Corp. floater Series 2005 3 Class APT, 4.6688% 7/25/35 (i)	22,727	22,740
Sequoia Mortgage Trust floater:
Series 2005 1 Class A2, 4.1% 2/20/35 (i)	20,733	20,654
Series 2005 2 Class A2, 4.29% 3/20/35 (i)	23,165	23,165
Thornburg Mortgage Securities Trust floater Series 2005 3 Class A4, 4.6488% 10/25/35 (i)	34,677	34,677
Wells Fargo Mortgage Backed Securities Trust:
Series 2005 AR10 Class 2A2, 4.1101% 6/25/35 (i)	40,033	39,299

	Principal	Value (Note 1)
	Amount
Series 2005 AR12 Class 2A6, 4.3214% 7/25/35 (i)	$ 45,188	$ 44,224
Series 2005 AR4 Class 2A2, 4.5345% 4/25/35 (i)	39,399	38,616
Series 2005 AR9 Class 2A1, 4.3624% 5/25/35 (i)	20,693	20,424

TOTAL PRIVATE SPONSOR		481,334
U.S. Government Agency – 0.1%
Fannie Mae planned amortization class:
Series 1999 54 Class PH, 6.5% 11/18/29	100,000	103,822
Series 1999 57 Class PH, 6.5% 12/25/29	100,000	103,329
Fannie Mae Grantor Trust Series 2005 90 Class FG, 4.6288% 10/25/35 (i)	113,906	113,631
Fannie Mae guaranteed REMIC pass thru certificates planned amortization class Series 2004 81 Class KC, 4.5%
4/25/17	75,000	73,367

TOTAL U.S. GOVERNMENT AGENCY		394,149

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $853,365)		875,483

See accompanying notes which are an integral part of the financial statements.
21		Annual Report

21

VIP Asset Manager: Growth Portfolio
Investments - continued

	Principal	Value (Note 1)
	Amount
Commercial Mortgage Securities 0.3%

Asset Securitization Corp. sequential pay Series 1995 MD4 Class A1, 7.1% 8/13/29	6,367	6,477
Bank of America Large Loan, Inc. Series 2005 MIB1:
Class C, 4.6794% 3/15/22 (c)(i)	5,000	5,001
Class D, 4.7294% 3/15/22 (c)(i)	5,000	5,001
Class F, 4.8394% 3/15/22 (c)(i)	5,000	5,001
Class G, 4.8994% 3/15/22 (c)(i)	5,000	5,001
Bayview Commercial Asset Trust floater Series 2004 3 Class A1, 4.7488% 1/25/35 (c)(i)	45,290	45,339
COMM:
floater Series 2002 FL7 Class D, 4.9394% 11/15/14 (c)(i)	2,286	2,293
Series 2004 LBN2 Class X2, 1.1989% 3/10/39 (c)(i)(k)	56,948	1,927
Commercial Mortgage Pass-Through Certificates Series 2005 FL11:
Class B, 4.6194% 11/15/17 (c)(i)	14,999	14,999
Class E, 4.7594% 11/15/17 (c)(i)	5,000	5,000
Class F, 4.8194% 11/15/17 (c)(i)	5,000	5,000

See accompanying notes which are an integral part of the financial statements.
VIP Asset Manager: Growth Portfolio	22

Commercial Mortgage Securities continued
	Principal	Value (Note 1)
	Amount
CS First Boston Mortgage Securities Corp.:
sequential pay:
Series 1999 C1 Class A2, 7.29% 9/15/41	$50,000	$ 53,200
Series 2004 C1 Class A3, 4.321% 1/15/37	20,000	19,281
Series 1998 C1 Class D, 7.17% 5/17/40	15,000	16,231
Series 2004 C1 Class ASP, 1.1065% 1/15/37 (c)(i)(k)	280,280	9,098
Deutsche Mortgage & Asset Receiving Corp. sequential pay Series 1998 C1 Class D, 7.231% 6/15/31	120,000	125,481
Fannie Mae sequential pay Series 1999 10 Class MZ, 6.5% 9/17/38	39,384	40,640
GS Mortgage Securities Corp. II:
sequential pay Series 2001 LIBA Class A2, 6.615% 2/14/16 (c)	25,000	26,742
Series 1998 GLII Class E, 7.1906% 4/13/31 (i)	45,000	46,636
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002 1A Class B, 4.13% 11/20/37 (c)	100,000	93,131
Morgan Stanley Capital I, Inc.:
sequential pay Series 2004 HQ3 Class A2, 4.05% 1/13/41	20,000	19,276
Series 2005 IQ9 Class X2, 1.203% 7/15/56 (c)(i)(k)	245,000	11,308
Thirteen Affiliates of General Growth Properties, Inc. Series 1:
Class D2, 6.992% 11/15/07 (c)	140,000	144,028
Class E2, 7.224% 11/15/07 (c)	100,000	103,542
Wachovia Bank Commercial Mortgage Trust sequential pay Series 2003 C6 Class A2, 4.498% 8/15/35	30,000	29,460
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $841,423)		839,093

Foreign Government and Government
Agency Obligations 0.1%
	Principal	Value (Note 1)
	Amount
United Mexican States:
5.875% 1/15/14	$5,000	$ 5,175
6.75% 9/27/34	25,000	27,344
7.5% 4/8/33	100,000	118,400
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $124,964)		150,919

Fixed Income Funds 10.9%
	Shares
Fidelity Floating Rate Central Investment Portfolio (j)	49,778	4,991,240
Fidelity High Income Central Investment Portfolio 1 (j)	227,807	22,060,795
Fidelity Ultra Short Central Fund (j)	28,142	2,799,003
TOTAL FIXED-INCOME FUNDS
(Cost $29,261,290)		29,851,038

Money Market Funds 13.8%

Fidelity Cash Central Fund, 4.28% (b)
(Cost $37,879,849)	37,879,849	37,879,849

TOTAL INVESTMENT PORTFOLIO 100.4%
(Cost $250,320,665)		274,910,472

NET OTHER ASSETS (0.4)%		(1,155,053)
NET ASSETS 100%		$ 273,755,419

See accompanying notes which are an integral part of the financial statements.
23		Annual Report

23

VIP Asset Manager: Growth Portfolio
Investments - continued

Futures Contracts
	Expiration	Underlying	Unrealized
	Date	Face Amount	Appreciation/
		at Value	(Depreciation)
Purchased

Equity Index Contracts
47 S&P 500 Index Contracts	March 2006	14,743,900	$(148,873)

The face value of futures purchased as a percentage of net assets - 5.4%

Swap Agreements
	Expiration	Notional	Value
	Date	Amount

Credit Default Swaps
Receive quarterly a fixed rate of .4% multiplied by the notional amount and pay to Morgan Stanley, Inc., upon each default event of one of the issues of Dow Jones CDX N.A. Investment Grade 4, par value of the
proportional notional amount (g)	June 2010	$500,000	$(1,985)
Receive quarterly a fixed rate of .45% multiplied by the notional amount and pay to Goldman Sachs, upon each default event of one of the issues of Dow Jones CDX N.A. Investment Grade 5, par value of the
proportional notional amount (h)	Dec. 2010	700,000	(63)
Receive quarterly a fixed rate of .5% multiplied by the notional amount and pay to Merrill Lynch, Inc., upon each default event of one of the issues of Dow Jones CDX N.A. Investment Grade 3, par value of the
proportional notional amount (f)	March 2010	74,400	237
Receive quarterly a fixed rate of .7% multiplied by the notional amount and pay to Deutsche Bank, upon each default event of one of the issues of Dow Jones CDX N.A. Investment Grade 3, par value of the
proportional notional amount (f)	March 2015	74,400	228
Receive quarterly notional amount multiplied by .41% and pay Goldman Sachs upon default event of
Sempra Energy, par value of the notional amount of Sempra Energy 7.95% 3/1/10	Sept. 2010	20,000	7

	Expiration	Notional	Value
	Date	Amount

Credit Default Swaps continued
Receive quarterly notional amount multiplied by .42% and pay Morgan Stanley, Inc. upon default event of
Sempra Energy, par value of the notional amount of Sempra Energy 6% 2/1/13	Sept. 2010	$25,000	$19
Receive monthly notional amount multiplied by 1.6% and pay Morgan Stanley, Inc. upon default event of
Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series
2005 WHQ2 Class M7, 5.4413% 5/25/35	June 2035	10,000	45
Receive monthly notional amount multiplied by 2.79% and pay Merrill Lynch, Inc. upon default event of New
Century Home Equity Loan Trust, par value of the notional amount of New Century Home Equity Loan Trust
Series 2004 4 Class M9, 7.0788% 2/25/35	March 2035	15,000	(34)
Receive monthly notional amount multiplied by 3.3% and pay to Morgan Stanley, Inc. upon each default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage
Securities, Inc. Series 2004 R11, Class M9, 7.6913% 11/25/34	Dec 2034	10,000	64
TOTAL CREDIT DEFAULT SWAPS		$1,428,800	$(1,482)
Interest Rate Swaps
Receive quarterly a fixed rate equal to 4.3875% and pay quarterly a floating rate based on 3 month LIBOR
with Credit Suisse First Boston	March 2010	75,000	(1,238)
Receive semi annually a fixed rate equal to 4.492% and pay quarterly a floating rate based on 3 month
LIBOR with Lehman Brothers, Inc.	Sept. 2010	500,000	(2,350)
Swap Agreements continued
	Expiration	Notional	Value
	Date	Amount

Interest Rate Swaps continued
Receive quarterly a fixed rate equal to 4.774% and pay quarterly a floating rate based on 3 month LIBOR
with Credit Suisse First Boston	March 2015	$75,000	$(656)
Receive semi annually a fixed rate equal to 4.378% and pay quarterly a floating rate based on 3 month
LIBOR with Lehman Brothers, Inc.	Sept. 2008	900,000	(747)

See accompanying notes which are an integral part of the financial statements.
VIP Asset Manager: Growth Portfolio	24

	Expiration	Notional	Value
	Date	Amount
Receive semi annually a fixed rate equal to 4.921% and pay quarterly a floating rate based on 3 month
LIBOR with Lehman Brothers, Inc.	Dec. 2008	250,000	620
Receive semi annually a fixed rate equal to 4.93% and pay quarterly a floating rate based on 3 month
LIBOR with Lehman Brothers, Inc.	Nov. 2010	1,000,000	3,495
TOTAL INTEREST RATE SWAPS		$ 2,800,000	$(876)

Total Return Swaps
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ Index and pay monthly a floating rate
based on 1 month LIBOR minus 25 basis points with Deutsche Bank	April 2006	75,000	827
Receive monthly a return equal to Lehman Brothers CMBS U.S. Aggregate Index and pay monthly a floating
rate based on 1 month LIBOR minus 15 basis points with Citibank	April 2006	105,000	511

	Expiration	Notional	Value
	Date	Amount
Total Return Swaps continued
Receive monthly a return equal to Lehman Brothers CMBS U.S. Aggregate Index and pay monthly a floating
rate based on 1 month LIBOR minus 20 basis points with Lehman Brothers, Inc.	March 2006	$ 545,000	$2,841
Receive quarterly a return equal to Bank of America Securities LLC AAA 10Yr Commercial Mortgage Backed
Securities Daily Index and pay quarterly a floating rate based on 3 month LIBOR minus 30 basis points
with Bank of America	May 2006	200,000	1,902
TOTAL TOTAL RETURN SWAPS		$ 925,000	$6,081
		$ 5,153,800	$3,723

Legend

(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $1,022,914 or 0.4% of net assets.

(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $795,890.

(f) Dow Jones CDX N.A. Investment Grade 3 is a tradable index of credit default swaps on investment grade debt of U.S. companies.

(g) Dow Jones CDX N.A. Investment Grade 4 is a tradable index of credit default swaps on investment grade debt of U.S. companies.

(h) Dow Jones CDX N.A. Investment Grade 5 is a tradable index of credit default swaps on investment grade debt of U.S. companies.

(i) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

See accompanying notes which are an integral part of the financial statements.

25 Annual Report

VIP Asset Manager: Growth Portfolio Investments - continued

(j) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited list of holdings for each fixed-income central fund, as of the investing fund’s report date, is available upon request or at advisor.fidelity.com. The reports are located just after the fund’s financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, the fixed-income central fund’s financial statements, which are not covered by the investing fund’s Report of Independent Registered Public Accounting Firm are available on the EDGAR
Database on the SEC’s web site, www.sec.gov., or upon request.

(k) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.

Affiliated Central Funds

Information regarding income received by the fund from the affiliated Central funds during the period is as follows:

Fund	Income received
Fidelity Cash Central Fund	$ 1,152,698
Fidelity Floating Rate Central Investment Portfolio	233,657
Fidelity High Income Central Investment Portfolio 1	1,663,726
Fidelity Securities Lending Cash Central Fund	1,772
Fidelity Ultra Short Central Fund	39,324
Total	$ 3,091,177

Additional information regarding the fund’s purchases and sales, including the ownership percentage, of the following fixed income Central Funds during the period is as follows:

	Value, beginning	Purchases	Sales	Value,	% ownership,
Fund	of period		Proceeds	end of period	end of period
Fidelity Floating Rate Central Investment Portfolio	$1,500,048	$3,482,107	$—	$4,991,240	0.8%
Fidelity High Income Central Investment Portfolio 1	22,921,904	—	—	22,060,795	2.1%
Fidelity Ultra Short Central Fund	—	2,799,848	—	2,799,003	0.0%
Total	$24,421,952	$6,281,955	$0	$29,851,038

Other Information

The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):

U.S.Government and U.S.Government Agency Obligations	5.8%
AAA,AA,A	1.5%
BBB	1.4%
BB	3.7%
B	4.4%
CCC,CC,C	0.6%
Not Rated	1.2%
Equities	72.5%
Short-Term Investments and Net Other Assets	8.9%
100.0%

We have used ratings from Moody’s Investors Services, Inc. Where Moody’s ratings are not available, we have used S&P ratings. Percentages are adjusted for the effect of futures contracts, if applicable.

Income Tax Information

At December 31, 2005, the fund had a capital loss carryforward of approximately $58,627,384 of which $38,871,131, $11,142,366 and $8,613,887 will expire on December 31, 2009, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

VIP Asset Manager: Growth Portfolio 26

VIP Asset Manager: Growth Portfolio

Financial Statements

Statement of Assets and Liabilities
	December 31, 2005

Assets
Investment in securities, at value — See accompanying schedule:
Unaffiliated issuers (cost $183,179,526)	$ 207,179,585
Affiliated Central Funds (cost $67,141,139)	67,730,887
Total Investments (cost $250,320,665)		$274,910,472
Receivable for investments sold		407,051
Receivable for swap agreements		17
Receivable for fund shares sold		52,460
Dividends receivable		213,619
Interest receivable		537,764
Swap agreements, at value		3,723
Prepaid expenses		1,414
Total assets		276,126,520

Liabilities
Payable for investments purchased
Regular delivery	$ 100,854
Delayed delivery	1,763,876
Payable for fund shares redeemed	238,084
Accrued management fee	131,068
Distribution fees payable	1,688
Payable for daily variation on futures contracts	62,275
Other affiliated payables	24,908
Other payables and accrued expenses	48,348
Total liabilities		2,371,101

Net Assets		$273,755,419
Net Assets consist of:
Paid in capital		$304,099,504
Undistributed net investment income		5,885,132
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(60,668,552)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		24,439,335
Net Assets		$273,755,419

Statement of Assets and Liabilities continued
	December 31, 2005

Initial Class:
Net Asset Value, offering price and redemption price per share ($260,967,510 ÷ 20,118,933 shares)		$12.97
Service Class:
Net Asset Value, offering price and redemption price per share ($5,603,762 ÷ 435,036 shares)		$12.88
Service Class 2:
Net Asset Value, offering price and redemption price per share ($5,854,293 ÷ 457,158 shares)		$12.81
Investor Class:
Net Asset Value, offering price and redemption price per share ($1,329,854 ÷ 102,629 shares)		$12.96

See accompanying notes which are an integral part of the financial statements.

27 Annual Report

VIP Asset Manager: Growth Portfolio
Financial Statements - continued

Statement of Operations
		Year ended December 31, 2005

Investment Income
Dividends			$3,554,916
Interest			991,062
Income from affiliated Central Funds			3,091,177
Total income			7,637,155

Expenses
Management fee		$1,645,214
Transfer agent fees		200,525
Distribution fees		20,148
Accounting and security lending fees		118,938
Independent trustees’ compensation		1,306
Custodian fees and expenses		53,887
Registration fees		9
Audit		56,815
Legal		1,533
Miscellaneous		49,123
Total expenses before reductions		2,147,498
Expense reductions		(49,523)	2,097,975

Net investment income (loss)			5,539,180
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $4,059)		10,053,652
Foreign currency transactions		25,710
Futures contracts		399,961
Swap agreements		(22,264)
Total net realized gain (loss)			10,457,059
Change in net unrealized appreciation (depreciation) on:
Investment securities (net of increase in deferred foreign taxes of $5,890)		(5,866,389)
Assets and liabilities in foreign currencies		(69,566)
Futures contracts		(217,034)
Swap agreements		1,680
Total change in net unrealized appreciation (depreciation)			(6,151,309)
Net gain (loss)			4,305,750
Net increase (decrease) in net assets resulting from operations			$9,844,930

Statement of Changes in Net Assets
		Year ended	Year ended
		December 31,	December 31,
		2005	2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)		$5,539,180	$7,101,232
Net realized gain (loss)		10,457,059	7,086,339
Change in net unrealized appreciation (depreciation)		(6,151,309)	3,930,593
Net increase (decrease) in net assets resulting from operations		9,844,930	18,118,164
Distributions to shareholders from net investment income		(7,156,575)	(7,897,225)
Share transactions - net increase (decrease)		(47,376,524)	(40,448,482)
Total increase (decrease) in net assets		(44,688,169)	(30,227,543)
Net Assets
Beginning of period		318,443,588	348,671,131
End of period (including undistributed net investment income of $5,885,132 and undistributed net investment income of
$7,446,942, respectively)		$273,755,419	$318,443,588

See accompanying notes which are an integral part of the financial statements.

VIP Asset Manager: Growth Portfolio	28

Financial Highlights Initial Class
Years ended December 31,	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 12.78	$ 12.33	$ 10.33	$ 12.56	$ 14.41
Income from Investment Operations
Net investment income (loss)C	24	.26E	.26	.32	.32
Net realized and unrealized gain (loss)	25.47		2.06	(2.23)	(1.31)
Total from investment operations	49.73		2.32	(1.91)	(.99)
Distributions from net investment income	(.30)	(.28)	(.32)	(.32)	(.39)
Distributions from net realized gain	—	—	—	—	(.47)
Total distributions	(.30)	(.28)	(.32)	(.32)	(.86)
Net asset value, end of period	$ 12.97	$ 12.78	$ 12.33	$ 10.33	$ 12.56
Total ReturnA,B	3.89%	5.98%	23.34%	(15.53)%	(7.39)%
Ratios to Average Net AssetsD,F
Expenses before reductions	74%	.75%	.73%	.73%	.73%
Expenses net of fee waivers, if any	74%	.75%	.73%	.73%	.73%
Expenses net of all reductions	72%	.74%	.72%	.69%	.72%
Net investment income (loss)	1.93%	2.15%	2.33%	2.88%	2.55%
Supplemental Data
Net assets, end of period (000 omitted)	$ 260,968	$ 306,137	$ 335,285	$ 284,298	$ 399,273
Portfolio turnover rate	43%	57%	65%	149%	111%

A Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.
B Total returns would have been lower had certain expenses not been reduced during the periods shown.
C Calculated based on average shares outstanding during the period.
D Amounts do not include the activity of the affiliated central funds.
E Investment income per share reflects a special dividend which amounted to $.04 per share.
F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrange ments or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights Service Class
Years ended December 31,	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 12.69	$ 12.25	$ 10.27	$ 12.47	$ 14.32
Income from Investment Operations
Net investment income (loss)C	23	.25E	.24	.30	.31
Net realized and unrealized gain (loss)	24.46		2.05	(2.20)	(1.32)
Total from investment operations	47.71		2.29	(1.90)	(1.01)
Distributions from net investment income	(.28)	(.27)	(.31)	(.30)	(.37)
Distributions from net realized gain	—	—	—	—	(.47)
Total distributions	(.28)	(.27)	(.31)	(.30)	(.84)
Net asset value, end of period	$ 12.88	$ 12.69	$ 12.25	$ 10.27	$ 12.47
Total ReturnA,B	3.79%	5.85%	23.15%	(15.54)%	(7.57)%
Ratios to Average Net AssetsD,F
Expenses before reductions	84%	.88%	.85%	.84%	.83%
Expenses net of fee waivers, if any	84%	.88%	.85%	.84%	.83%
Expenses net of all reductions	82%	.87%	.84%	.80%	.82%
Net investment income (loss)	1.83%	2.02%	2.21%	2.77%	2.44%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,604	$ 5,907	$ 6,692	$ 6,105	$ 9,542
Portfolio turnover rate	43%	57%	65%	149%	111%

A Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.
B Total returns would have been lower had certain expenses not been reduced during the periods shown.
C Calculated based on average shares outstanding during the period.
D Amounts do not include the activity of the affiliated central funds.
E Investment income per share reflects a special dividend which amounted to $.04 per share.
F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrange ments or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

29 Annual Report

Financial Highlights Service Class 2
Years ended December 31,	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 12.61	$ 12.19	$ 10.21	$ 12.43	$ 14.30
Income from Investment Operations
Net investment income (loss)C	20	.22E	.22	.28	.28
Net realized and unrealized gain (loss)	25.46		2.05	(2.21)	(1.30)
Total from investment operations	45.68		2.27	(1.93)	(1.02)
Distributions from net investment income	(.25)	(.26)	(.29)	(.29)	(.38)
Distributions from net realized gain	—	—	—	—	(.47)
Total distributions	(.25)	(.26)	(.29)	(.29)	(.85)
Net asset value, end of period	$ 12.81	$ 12.61	$ 12.19	$ 10.21	$ 12.43
Total ReturnA,B	3.65%	5.63%	23.03%	(15.83)%	(7.66)%
Ratios to Average Net AssetsD,F
Expenses before reductions	1.03%	1.06%	1.05%	1.03%	1.00%
Expenses net of fee waivers, if any	1.03%	1.06%	1.05%	1.03%	1.00%
Expenses net of all reductions	1.02%	1.05%	1.04%	.99%	.99%
Net investment income (loss)	1.64%	1.84%	2.01%	2.58%	2.28%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,854	$ 6,399	$ 6,694	$ 4,044	$ 5,213
Portfolio turnover rate	43%	57%	65%	149%	111%

A Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.
B Total returns would have been lower had certain expenses not been reduced during the periods shown.
C Calculated based on average shares outstanding during the period.
D Amounts do not include the activity of the affiliated central funds.
E Investment income per share reflects a special dividend which amounted to $.04 per share.
F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrange ments or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights Investor Class
Year ended December 31,	2005G
Selected Per Share Data
Net asset value, beginning of period	$ 12.60
Income from Investment Operations
Net investment income (loss)E	10
Net realized and unrealized gain (loss)	26
Total from investment operations	36
Net asset value, end of period	$ 12.96
Total ReturnB,C,D	2.86%
Ratios to Average Net AssetsF,H
Expenses before reductions	96%A
Expenses net of fee waivers, if any	96%A
Expenses net of all reductions	94%A
Net investment income (loss)	1.83%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,330
Portfolio turnover rate	43%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.
D Total returns would have been lower had certain expenses not been reduced during the periods shown.
E Calculated based on average shares outstanding during the period.
F Amounts do not include the activity of the affiliated central funds.
G For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005.
H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.
VIP Asset Manager: Growth Portfolio	30

Notes to Financial Statements For the period ended December 31, 2005

1. Significant Accounting Policies.

VIP Asset Manager: Growth Portfolio (the fund) is a fund of Variable Insurance Products Fund II (the trust) (referred to in this report as VIP Asset Manager Growth Portfolio) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as a Massachusetts business trust. Shares of the fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. The fund commenced sale of Investor Class shares on July 21, 2005. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent, and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund may invest in affiliated money market central funds (Money Market Central Funds) and fixed income Central Investment Portfolios (CIPs), collectively referred to as Central Funds, which are open end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund, which are also consistently followed by the Central Funds:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open end mutual funds, including Central Funds, are valued at their closing net asset value each business day. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the fund’s utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign denominated securities. Losses from these transac tions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Pur chases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions, including the fund’s investment activity in the Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex dividend date, except for certain dividends from foreign securities where the ex dividend date may have passed, which are recorded as soon as the fund is informed of the ex dividend date. Non cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Central Funds, are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation indexed bonds are fixed income securities

31 Annual Report

Notes to Financial Statements continued

1. Significant Accounting Policies continued
Investment Transactions and Income continued

whose principal value is periodically adjusted according to the rate of inflation. Interest is accrued based on the principal value which is adjusted for inflation. Any increase in the principal amount of an inflation indexed bond is recorded as interest income, even though the principal is not received until maturity. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by dis tributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to futures transactions, swap agreements, foreign currency transactions, passive foreign investment companies (PFIC), prior period premium and discount on debt securities, defaulted bonds, market discount, financing transactions, capital loss carryforwards and losses deferred due to wash sales.

The tax basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$31,621,177
Unrealized depreciation	(8,623,128)
Net unrealized appreciation (depreciation)	22,998,049
Undistributed ordinary income	5,285,178
Capital loss carryforward	(58,627,384)

Cost for federal income tax purposes	$251,912,423

The tax character of distributions paid was as follows:

	December 31, 2005	December 31, 2004
Ordinary Income	$7,156,575	$7,897,225

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (in cluding accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When Issued Securities. The fund may purchase or sell securities on a delayed delivery or when issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked to market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when issued basis are identified as such in the fund’s Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the fund’s Statement of Assets and Liabilities under the caption “Delayed delivery.” Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors.

VIP Asset Manager: Growth Portfolio

32

2. Operating Policies continued

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase a fund’s exposure to the underlying instrument, while selling futures tends to decrease a fund’s exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption “Futures Contracts.” This amount reflects each contract’s exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts’ terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund’s Schedule of Investments.

Swap Agreements. The fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. Periodic payments received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Total return swaps are agreements to exchange the return generated by one instrument or index for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, a fund will receive a payment from the counterparty. To the extent it is less, a fund will make a payment to the counterparty. Periodic payments received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The fund may enter into credit default swaps in which either it or its counter party act as guarantors. By acting as the guarantor of a swap, a fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value. Periodic payments and premiums received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Swaps are marked to market daily based on dealer supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund’s custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the fund’s Schedule of Investments under the caption “Swap Agreements.”

Mortgage Dollar Rolls. To earn additional income, the fund may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities (“mortgage dollar rolls”) or the purchase and simultaneous agreement to sell similar securities (“reverse mortgage dollar rolls”). The securities traded are mortgage securities and bear the same interest rate but may be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, a fund’s right to repurchase or sell securities may be limited.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short term securities and U.S. government securities, aggregated $86,514,726 and $131,735,604, respectively.

33 Annual Report

Notes to Financial Statements continued
4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly manage ment fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund’s average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .57% of the fund’s average net assets.

Distribution and Service Plan. In accordance with Rule 12b 1 of the 1940 Act, the fund has adopted separate 12b 1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class’ average net assets and .25% of Service Class 2’s average net assets.

For the period, each class paid FDC the following amounts, all of which were re allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$5,936
Service Class 2	14,212
$20,148

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund’s transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset based fee with respect to each class. FIIOC pays a portion of the expenses related to the typesetting, printing and mailing of shareholder reports, except proxy statements. Each class, with the exception of Investor Class, pays a trans fer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of their month end net assets. Investor Class pays an asset based transfer agent fee of .18% of its month end net assets. The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$189,160
Service Class	4,048
Service Class 2	6,518
Investor Class	799
$200,525

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund’s accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

The fund may also invest in CIPs managed by FIMM or Fidelity Management & Research Company, Inc. (FMRC), each an affiliate of FMR. The Ultra Short Central Fund seeks to obtain a high level of current income consistent with preservation of capital by investing in U.S. dollar denominated money market and investment grade debt securities. The High Income Central Investment Portfolio 1 seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower quality debt securities. The Floating Rate Central Investment Portfolio seeks a high level of income by normally investing in floating rate loans and other floating rate securities.

The fund’s Schedule of Investments lists each applicable CIP as an investment of the fund but does not include the underlying holdings of each CIP. Based on their investment objectives, each CIP may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the fund and may involve certain economic risks, including the risk that a counterparty to one or more of these transactions may be unable or unwilling to comply with the terms of the governing agreement. This may result in a decline in value of each CIP and the fund.

A complete unaudited list of holdings for each CIP, as of the fund’s report date, is available upon request or at advisor.fidelity.com. The reports are located just after the fund’s financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, the CIP’s financial statements, which are not covered by the fund’s Report of Independent Registered Public Accounting Firm, are available on the EDGAR Database on the SEC’s website, www.sec.gov, or upon request.

The Central Funds do not pay a management fee.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,820 for the period.

VIP Asset Manager: Growth Portfolio

34

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Net income from lending portfolio securities during the period amounted to $1,772.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $49,343 for the period. In addition, through arrangements with the fund’s custo dian, credits realized as a result of uninvested cash balances were used to reduce the fund’s expenses. During the period, these credits reduced the fund’s custody expenses by $180.

8. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 69% of the total outstanding shares of the fund.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Years ended December 31,
	2005	2004
From net investment income
Initial Class	$6,891,918	$7,600,835
Service Class	146,131	146,142
Service Class 2	118,526	150,248
Total	$7,156,575	$7,897,225

35 Annual Report

Notes to Financial Statements continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Years ended December 31,		Years ended December 31,
	2005	2004	2005	2004
Initial Class
Shares sold	400,393	1,551,941	$4,987,117	$19,043,356
Reinvestment of distributions	553,123	611,000	6,891,918	7,600,835
Shares redeemed	(4,783,614)	(5,399,771)	(59,550,144)	(65,636,699)
Net increase (decrease)	(3,830,098)	(3,236,830)	$(47,671,109)	$(38,992,508)
Service Class
Shares sold	79,697	19,730	$986,639	$237,067
Reinvestment of distributions	11,794	11,814	146,131	146,142
Shares redeemed	(121,815)	(112,237)	(1,500,514)	(1,359,267)
Net increase (decrease)	(30,324)	(80,693)	$(367,744)	$(976,058)
Service Class 2
Shares sold	201,792	208,638	$2,506,921	$2,533,515
Reinvestment of distributions	9,613	12,205	118,526	150,249
Shares redeemed	(261,528)	(262,595)	(3,239,888)	(3,163,680)
Net increase (decrease)	(50,123)	(41,752)	$(614,441)	$(479,916)
Investor ClassA
Shares sold	159,021	—	$2,003,653	$—
Shares redeemed	(56,392)	—	(726,883)	—
Net increase (decrease)	102,629	—	$1,276,770	$—

A Share transactions for Investor Class are for the period July 21, 2005 (commencement of sale of shares) to December 31, 2005.

VIP Asset Manager: Growth Portfolio

36

Report of Independent Registered Public Accounting Firm

To the Trustees of Variable Insurance Products Fund II and Shareholders of VIP Asset Manager: Growth Portfolio:

We have audited the accompanying statement of assets and liabilities of VIP Asset Manager: Growth Portfolio (the Fund), a fund of Variable Insurance Products Fund II, including the schedule of investments as of December 31, 2005, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of VIP Asset Manager: Growth Portfolio as of December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP DELOITTE & TOUCHE LLP Boston, Massachusetts February 17, 2006

37 Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund’s activities, review contractual arrangements with companies that provide services to the fund, and review the fund’s performance. Except for William O. McCoy and Albert R. Gamper, Jr., each of the Trustees oversees 326 funds advised by FMR or an affiliate. Mr. McCoy oversees 328 funds advised by FMR or an affiliate. Mr. Gamper oversees 235 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapac itated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation Edward C. Johnson 3d (75)

Year of Election or Appointment: 1988

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Man agement & Research (Far East) Inc.; Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001 present) and a Director (2000 present) of FMR Co., Inc.

Stephen P. Jonas (52)

Year of Election or Appointment: 2005

Mr. Jonas is Senior Vice President of VIP Asset Manager: Growth (2005 present). He also serves as Senior Vice President of other Fidelity funds (2005 present). Mr. Jonas is Executive Director of FMR (2005 present). Previously, Mr. Jonas served as President of Fidelity Enterprise Operations and Risk Services (2004 2005), Chief Administrative Officer (2002 2004), and Chief Financial Officer of FMR Co. (1998 2000). Mr. Jonas has been with Fidelity Investments since 1987 and has held various financial and management positions including Chief Financial Officer of FMR. In addition, he serves on the Boards of Boston Ballet (2003 present) and Simmons College (2003 present).

Robert L. Reynolds (53)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003 present) and Chief Operating Officer (2002 present) of FMR Corp. He also serves on the Board at Fidelity Investments Canada, Ltd. (2000 present). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996 2000).

* Trustees have been determined to be “Interested Trustees” by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

VIP Asset Manager: Growth Portfolio

38

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205 5235.

Name, Age; Principal Occupation Dennis J. Dirks (57)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999 2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999 2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999 2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001 2003) and Chief Executive Officer and Board member of the Mortgage Backed Securities Clearing Corporation (2001 2003). Mr. Dirks also serves as a Trustee of Manhattan College (2005 present).

Albert R. Gamper, Jr. (63)

Year of Election or Appointment: 2006

Mr. Gamper also serves as a Trustee (2006 present) or Member of the Advisory Board (2005 present) of other investment compa nies advised by FMR. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, includ ing Chairman (1987 1989; 1999 2001; 2002 2004), Chief Executive Officer (1987 2004), and President (1989 2002). He cur rently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001 present), Chairman of the Board of Governors, Rutgers University (2004 present), and Chairman of the Board of Saint Barnabas Health Care System.

Robert M. Gates (62)

Year of Election or Appointment: 1997

Dr. Gates is Chairman of the Independent Trustees (2006 present). Dr. Gates is President of Texas A&M University (2002 present). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001 present), and Brinker International (restaurant management, 2003 present). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999 2001). Dr. Gates also is a Trustee of the Forum for International Policy.

George H. Heilmeier (69)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corpo ration (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004 present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE) (2000 present). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992 2002), Compaq (1994 2002), Automatic Data Processing, Inc. (ADP) (technology based business outsourcing, 1995 2002), INET Technologies Inc. (telecommunications network surveillance, 2001 2004), and Teletech Holdings (customer management ser vices). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid display.

Marie L. Knowles (59)

Year of Election or Appointment: 2001

Prior to Ms. Knowles’ retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Rich field Company (ARCO) (diversified energy, 1996 2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002 present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

39 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Ned C. Lautenbach (61)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Pre viously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004 present) and Eaton Corpora tion (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005 present), as well as a member of the Council on Foreign Relations.

William O. McCoy (72)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunica tions) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Cor poration (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chan cellor (1999 2000) and a member of the Board of Visitors for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16 school system).

Cornelia M. Small (61)

Year of Election or Appointment: 2005

Ms. Small is a member (2000 present) and Chairperson (2002 present) of the Investment Committee, and a member

(2002 present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999 2000), Director of Global Equity Investments (1996 1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990 1997) and Scudder Kemper Investments (1997 1998). In addition, Ms. Small served as Co Chair (2000 2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (66)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman of the Board (2000 present) and a Member of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management posi tions, including President (1993 2000; 2002 2003), CEO (1995 2000; 2002 2004), and Chairman of the Executive Committee (2000 2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002 present), and Metalmark Capi tal (private equity investment firm, 2005 present). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (66)

Year of Election or Appointment: 2005

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993 2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003 present), Bausch & Lomb, Inc., and Revlon Inc. (2004 present).

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation Peter S. Lynch (61)

Year of Election or Appointment: 2003

Member of the Advisory Board of Variable Insurance Products Fund II. Vice Chairman and a Director of FMR, and Vice Chairman (2001 present) and a Director (2000 present) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990 2003). In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

VIP Asset Manager: Growth Portfolio

40

Name, Age; Principal Occupation Walter C. Donovan (43)

Year of Election or Appointment: 2005

Vice President of VIP Asset Manager: Growth. Mr. Donovan also serves as Vice President of Fidelity’s High Income Funds

(2005 present), Fidelity’s Fixed Income Funds (2005 present), certain Asset Allocation Funds (2005 present), and certain Balanced Funds (2005 present). Mr. Donovan also serves as Executive Vice President of FMR (2005 present) and FMRC (2005 present). Previously, Mr. Donovan served as Vice President and Director of Fidelity’s International Equity Trading group (1998 2005).

Boyce I. Greer (49)

Year of Election or Appointment: 2005

Vice President of VIP Asset Manager: Growth. Mr. Greer also serves as Vice President of the Fidelity Select Portfolios (2005 present), certain Asset Allocation Funds (2005 present), a Trustee of other investment companies advised by FMR (2003 present), and a member of the FMR senior management team (2005 present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002 2005), Executive Vice President (2000 2002), and Money Market Group Leader (1997 2002) of the Fidelity Investments Fixed Income Division. He also served as Vice President of Fidelity’s Money Market Funds (1997 2002), Senior Vice President of FMR (1997 2002), and Vice President of FIMM (1998 2002).

Charles S. Morrison (45)

Year of Election or Appointment: 2002

Vice President of VIP Asset Manager: Growth. Mr. Morrison also serves as Vice President of Fidelity’s Money Market Funds (2005 present) and certain Asset Allocation Funds (2002 present). Previously, he served as Vice President of Fidelity’s Bond Funds (2002 2005) and certain Balanced Funds (2002 2005). He served as Vice President (2002 2005) and Bond Group Leader (2002 2005) of Fidelity Investments Fixed Income Division. Mr. Morrison is also Vice President of FIMM (2002 present) and FMR (2002 present). Mr. Morrison joined Fidelity Investments in 1987 as a Corporate Bond Analyst in the Fixed Income Research Division.

David L. Murphy (57)

Year of Election or Appointment: 2005

Vice President of VIP Asset Manager: Growth. Mr. Murphy also serves as Vice President of Fidelity’s Money Market Funds (2002 present), certain Asset Allocation Funds (2003 present), Fidelity’s Investment Grade Bond Funds (2005 present), and Fidelity’s Balanced Funds (2005 present). He serves as Senior Vice President (2000 present) and Head (2004 present) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also a Senior Vice President of FIMM (2003 present) and a Vice Presi dent of FMR (2000 present). Previously, Mr. Murphy served as Money Market Group Leader (2002 2004), Bond Group Leader (2000 2002), and Vice President of Fidelity’s Taxable Bond Funds (2000 2002) and Fidelity’s Municipal Bond Funds (2001 2002). Mr. Murphy joined Fidelity Investments in 1989 as a portfolio manager in the Bond Group.

Thomas J. Silvia (44)

Year of Election or Appointment: 2005

Vice President of VIP Asset Manager: Growth. Mr. Silvia also serves as Vice President of Fidelity’s Bond Funds (2005 present), Certain Balanced Funds (2005 present), certain Allocation Funds (2005 present) and Senior Vice President and Bond Group Leader of the Fidelity Investments Fixed Income Division (2005 present). Previously, Mr. Silvia served as Director of Fidelity’s Tax able Bond portfolio managers (2002 2004) and a portfolio manager in the Bond Group (1997 2004).

Richard C. Habermann (65)

Year of Election or Appointment: 2001

Vice President of VIP Asset Manager: Growth. Mr. Habermann also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Habermann managed a variety of Fidelity funds. Mr. Habermann also serves as Senior Vice President of FMR and FMR Co., Inc. (2001).

Ford E. O’Neil (43)

Year of Election or Appointment: 2001

Vice President of VIP Asset Manager: Growth. Mr. O’Neil also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. O’Neil worked as a research analyst and portfolio manager.

Robert Bertelson (45)

Year of Election or Appointment: 2006

Vice President of VIP Asset Manager. Mr. Bertelson serves as a Vice President of another fund advised by FMR. Prior to assuming his current responsibilities, Mr. Bertelson worked as a research analyst and manager. Mr. Bertelson also serves as Vice President of FMR and FMR Co., Inc.

41 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation James Kim Miller (42)

Year of Election or Appointment: 2004

Vice President of VIP Asset Manager: Growth. Mr. Miller also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Miller worked as an analyst, bond trader and portfolio manager.

Eric D. Roiter (57)

Year of Election or Appointment: 1998

Secretary of VIP Asset Manager: Growth. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001 present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001 present), Fidelity Management & Research (Far East) Inc. (2001 present), and Fidelity Investments Money Management, Inc. (2001 present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003 present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998 2005).

Stuart Fross (46)

Year of Election or Appointment: 2003

Assistant Secretary of VIP Asset Manager: Growth. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003 present), Vice President and Secretary of FDC (2005 present), and is an employee of FMR.

Christine Reynolds (47)

Year of Election or Appointment: 2004

President, Treasurer, and Anti Money Laundering (AML) officer of VIP Asset Manager: Growth. Ms. Reynolds also serves as Presi dent, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980 2002), where she was most recently an audit partner with PwC’s investment management practice.

Paul M. Murphy (58)

Year of Election or Appointment: 2005

Chief Financial Officer of VIP Asset Manager: Growth. Mr. Murphy also serves as Chief Financial Officer of other Fidelity funds (2005 present). He also serves as Senior Vice President of Fidelity Pricing and Cash Management Services Group (FPCMS).

Kenneth A. Rathgeber (58)

Year of Election or Appointment: 2004

Chief Compliance Officer of VIP Asset Manager: Growth. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004) and Executive Vice President of Risk Oversight for Fidelity Investments (2002). Previously, he served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998 2002).

John R. Hebble (47)

Year of Election or Appointment: 2003

Deputy Treasurer of VIP Asset Manager: Growth. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002 2003) and Assistant Treasurer of the Scudder Funds (1998 2003).

Bryan A. Mehrmann (44)

Year of Election or Appointment: 2005

Deputy Treasurer of VIP Asset Manager: Growth. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds

(2005 present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998 2004).

Kimberley H. Monasterio (42)

Year of Election or Appointment: 2004

Deputy Treasurer of VIP Asset Manager: Growth. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000 2004) and Chief Financial Officer (2002 2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000 2004).

Kenneth B. Robins (36)

Year of Election or Appointment: 2005

Deputy Treasurer of VIP Asset Manager: Growth. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2004 present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG’s department of professional practice (2002 2004) and a Senior Manager (1999 2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000 2002).

VIP Asset Manager: Growth Portfolio

42

Name, Age; Principal Occupation Robert G. Byrnes (39)

Year of Election or Appointment: 2005

Assistant Treasurer of VIP Asset Manager: Growth. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003 2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000 2003).

John H. Costello (59)

Year of Election or Appointment: 1995

Assistant Treasurer of VIP Asset Manager: Growth. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.

Peter L. Lydecker (51)

Year of Election or Appointment: 2004

Assistant Treasurer of VIP Asset Manager: Growth. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

Mark Osterheld (50)

Year of Election or Appointment: 2002

Assistant Treasurer of VIP Asset Manager: Growth. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

Gary W. Ryan (47)

Year of Election or Appointment: 2005

Assistant Treasurer of VIP Asset Manager: Growth. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds

(2005 present) and is an employee of FMR (2005 present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999 2005).

Salvatore Schiavone (40)

Year of Election or Appointment: 2005

Assistant Treasurer of VIP Asset Manager: Growth. Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Before joining Fidelity Investments, Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003 2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996 2003).

43 Annual Report

Distributions

A percentage of the dividends distributed during the fiscal year for the following classes qualifies for the dividends received deduction for corporate shareholders:

Initial Class	65%
Service Class	69%
Service Class 2	77%

The fund will notify shareholders in January 2006 of amounts for use in preparing 2005 income tax returns.

VIP Asset Manager: Growth Portfolio

44

Board Approval of Investment Advisory Contracts and Management Fees

VIP Asset Manager: Growth Portfolio

Each year, typically in July, the Board of Trustees, including the independent Trustees (together, the Board), votes on the renewal of the management contract and sub advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and indepen dent Trustees’ counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund’s Advisory Contracts, including the services and support provided to the fund and its shareholders by Fidelity. At the time of the renewal, the Board had 11 standing committees, each composed of independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Equity Contract Committee, meets periodically during the first six months of each year and as necessary to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its July 2005 meeting, the Board of Trustees, including the independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (1) the nature, extent, and quality of the services to be provided to the fund and its shareholders by Fidelity (including the investment performance of the fund); (2) the competitiveness of the manage ment fee and total expenses of the fund; (3) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (4) the extent to which economies of scale would be realized as the fund grows; and (5) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In determining whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and independent Trustees’ counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity’s fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund’s shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided by Fidelity. The Board considered staffing within the investment adviser, FMR, and the sub advisers (together, the Investment Advisers), including the backgrounds of the fund’s portfolio managers and the fund’s investment objective and discipline. The independent Trustees also had discussions with senior management of Fidelity’s investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Fidelity Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Invest ment Advisers’ investment staff, their use of technology, and the Investment Advisers’ approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity’s extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity’s analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity’s portfolio managers and analysts have access to daily portfolio attribution that allows for monitor ing of a fund’s portfolio, as well as an electronic communication system that provides immediate real time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the Investment Advisers’ supervision of third party service providers, principally custodians and subcustodians. The Board reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of “soft” commission dollars to pay for research services. The Board also considered that Fidelity voluntarily decided in 2004 to stop using “soft” commission dollars to pay for market data and, instead, to pay for that data out of its own resources. The Board also considered the resources devoted to, and the record of compliance with, the fund’s compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24 hour access to account information and market informa tion through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. The Board noted that, since the last Advisory Contract renewals in July 2004, Fidelity has taken a number of actions that benefited particular

45 Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

funds, including (i) voluntarily deciding in 2004 to stop using “soft” commission dollars to pay for market data and, instead, to pay for that data out of its own resources, (ii) contractually agreeing to impose management fee reductions and expense limitations on its five Spartan stock index funds and its stock index fund available through variable insurance products, (iii) contractually agreeing to eliminate the management fees on the Fidelity Freedom Funds and the Fidelity Advisor Freedom Funds, (iv) contractually agreeing to reduce the management fees on most of its investment grade taxable bond funds, and (v) contractually agreeing to impose expense limitations on its retail and Spartan investment grade taxable bond funds.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund’s absolute investment performance for each class, as well as the fund’s relative investment perfor mance for each class measured against (i) a proprietary custom index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one , three , and five year periods ended December 31, 2004, the returns of Service Class and Initial Class of the fund, the returns of a proprietary custom index (“benchmark”), and a range of returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Service Class and Initial Class represent the performance of classes with high and low 12b 1 fees, respectively (not necessarily with the highest and lowest total expenses). (Unlike Service Class, Service Class 2, which has a higher 12b 1 fee than Service Class, did not have five years of performance as of December 31, 2004.) The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the Lipper peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart corre spond to the percentile box and represent the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of the class indicated.

The Board noted that a considerable percentage of the fund’s Lipper peer group has performed better than the fund over time, and noted the fund’s disappointing five year performance relative to its peers. The Board also noted that the relative investment performance of the fund was lower than its benchmark over time. The Board considered that the variations in performance among the fund’s classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

The Board has had thorough discussions with FMR throughout the year about the Board’s and FMR’s concerns about equity research, equity fund performance, and compliance with internal policies governing gifts and entertainment. FMR has taken steps that it believes will refocus and strengthen equity research and equity portfolio management and compliance. The Board noted with favor FMR’s recent reorganization of its senior management team and FMR’s plans to dedicate additional resources to investment research, and participated in the process that led to those changes.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided by Fidelity will benefit the fund’s shareholders, particularly in light of the Board’s view that the fund’s shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund’s management fee and total expenses compared to “mapped groups” of competitive funds and classes. Fidelity creates “mapped groups” by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board’s management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

VIP Asset Manager: Growth Portfolio

46

The Board considered two proprietary management fee comparisons for the 12 month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the “Total Mapped Group” and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund’s standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. “TMG %” represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund’s. For example, a TMG % of 32% means that 68% of the funds in the Total Mapped Group had higher management fees than the fund. The “Asset Size Peer Group” (ASPG) comparison focuses on a fund’s standing relative to non Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile (“quadrant”) in which the fund’s management fee ranked, is also included in the chart and considered by the Board.

The Board noted that the fund’s management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2004.

Based on its review, the Board concluded that the fund’s management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class’s total expenses, the Board considered the fund’s management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund paid 12b 1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of Initial Class ranked below its competitive median for 2004, and the total expenses of each of Service Class and Service Class 2 ranked above its competitive median for 2004. The Board noted that the fund offers multiple classes, each of which has a different 12b 1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b 1 fees.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses for each class of the fund were reasonable, although in some cases above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the busi ness of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity’s profits in respect of all the Fidelity funds.

47 Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

On an annual basis, FMR presents to the Board Fidelity’s profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year’s methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board’s assessment of the results of Fidelity’s profitability analysis. PwC’s engagement includes the review and assessment of Fidelity’s methodologies used in determining the revenues and expenses attributable to Fidelity’s mutual fund business, and completion of agreed upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After consider ing PwC’s reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity’s profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity’s non fund businesses and any fall out benefits related to the mutual fund business as well as cases where Fidelity’s affiliates may benefit from or be related to the fund’s business. In addition, a special committee of the Board reviewed services provided to Fidelity by its affiliates and determined that the fees that Fidelity paid for such services were reasonable.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and deter mined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

The Board recognized that the fund’s management contract incorporates a “group fee” structure, which provides for lower fee rates as total fund assets under FMR’s management increase, and for higher fee rates as total fund assets under FMR’s management decrease. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity’s costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR’s management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information regarding (i) equity fund transfer agency fees; (ii) Fidelity’s fund profitability methodology and the impact of various changes in the methodology over time; (iii) benefits to shareholders from economies of scale; (iv) composition and characteristics of various fund and industry data used in comparisons; and (v) compensation of portfolio managers and research analysts.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the exist ing advisory fee structures are fair and reasonable, and that the fund’s existing Advisory Contracts should be renewed.

VIP Asset Manager: Growth Portfolio

48

49 Annual Report

VIP Asset Manager: Growth Portfolio

50

51 Annual Report

Investment Adviser
Fidelity Management & Research Company
Boston, MA
Investment Sub Advisers
FMR Co., Inc.
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Far East) Inc.
Fidelity Investments Money Management, Inc.
Fidelity Investments Japan Limited
Fidelity International Investment Advisors
Fidelity International Investment Advisors
(U.K.) Limited
General Distributor
Fidelity Distributors Corporation
Boston, MA
Transfer and Service Agents
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA
Fidelity Service Company, Inc.
Boston, MA
Custodian
JPMorgan Chase Bank
New York, NY

VIPAMG ANN 0206 1.540207.108

Fidelity® Variable Insurance Products: Contrafund® Portfolio

Annual Report December 31, 2005

Contents

Performance	3	How the fund has done over time.
Management’s Discussion	4	The manager’s review of fund performance, strategy and
		outlook.
Shareholder Expense Example	5	An example of shareholder expenses.
Investment Changes	7	A summary of major shifts in the fund’s investments over the
		past six months.
Investments	8	A complete list of the fund’s investments with their
		market values.
Financial Statements	23	Statements of assets and liabilities, operations, and
		changes in net assets, as well as financial highlights.
Notes	28	Notes to the financial statements.
Report of Independent Registered	33
Public Accounting Firm
Trustees and Officers	34
Distributions	39
Board Approval of Investment Advisory	40
Contracts and Management Fees

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the
Securities and Exchange Commission’s (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies, Inc. and have been licensed for use by
Fidelity Distributors Corporation

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the opera tion of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity’s web site at http://www.advisor.fidelity.com.
NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE
Neither the fund nor Fidelity Distributors Corporation is a bank.

VIP Contrafund Portfolio 2

VIP Contrafund Portfolio Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of a class’ dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company’s sepa rate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns
Periods ended December 31, 2005	Past 1	Past 5	Past 10
	year	years	years
VIP Contrafund - Initial Class	16.94%	6.64%	12.09%
VIP Contrafund - Service ClassA	16.85%	6.55%	12.01%
VIP Contrafund - Service Class 2B	16.65%	6.38%	11.91%
VIP Contrafund - Investor ClassC	16.82%	6.62%	12.08%

A The initial offering of Service Class shares took place on November 3, 1997. Performance for Service Class shares reflects an asset based service fee (12b 1 fee), and re turns prior to November 3, 1997 are those of Initial Class and do not include the effects of Service Class’ 12b 1 fee. Had Service Class shares’ 12b 1 fee been reflected, returns prior to November 3, 1997 would have been lower.
B The initial offering of Service Class 2 shares took place on January 12, 2000. Performance for Service Class 2 shares reflects an asset based service fee (12b 1 fee). Returns from November 3, 1997 through January 12, 2000 are those of Service Class which reflect a different 12b 1 fee. Service Class 2 returns prior to November 3, 1997 are those of
Initial Class, and do not include the effects of a 12b 1 fee. Had Service Class 2’s 12b 1 fee been reflected, returns prior to January 12, 2000 would have been lower.
C The initial offering of Investor Class shares took place on July 21, 2005. Returns prior to July 21, 2005 are those of Initial Class. If Investor Class’s transfer agent fee had been reflected, returns prior to July 21, 2005 would have been lower.

$10,000 Over 10 Years

Let’s say hypothetically that $10,000 was invested in VIP Contrafund Portfolio Initial Class on December 31, 1995. The chart shows how the value of your investment would have changed, and also shows how the Standard & Poor’s 500SM Index performed over the same period.

3 Annual Report

VIP Contrafund Portfolio Management’s Discussion of Fund Performance

Comments from William Danoff, Portfolio Manager of VIP Contrafund Portfolio

U.S. equity benchmarks generally had positive results for the 12 months ending December 31, 2005, the third consecutive year that stocks finished in the black. Energy and utilities were the two best performing sectors, contributing greatly to the 4.91% gain of the Standard & Poor’s 500SM Index. Elsewhere, the NASDAQ Composite® Index returned 2.13%, while the Dow Jones Industrial AverageSM rose 1.72% . The U.S. economy did not decelerate as much as many had predicted, despite eight short term interest rate hikes, record high energy prices and the devastation caused by Hurricane Katrina. Meanwhile, corporate America notched its 14th consecutive quarter of double digit earnings gains through the third quarter of the year, an unprecedented streak in market history. From a style perspective, large cap stocks ended the six year reign of small caps by a narrow margin, but mid caps finished well ahead of both categories. The gap between growth and value stocks also was relatively narrow, with value gaining a slight edge.

For the year ending December 31, 2005, VIP Contrafund’s return was comfortably ahead of both the S&P 500® index and the LipperSM Variable Annuity Growth Funds Average, which returned 7.67% . (For specific portfolio performance results, please refer to the performance section of this report.) A continued emphasis on fast growing companies in expanding areas of the global economy, such as the Internet, wireless communications, health care and the emerging markets, helped drive overall performance, as did our commitment to the booming energy sector. The fund’s performance accelerated in the second half of 2005, aided by its bias toward growth oriented stocks, as well as by its overweighting versus the index in the materials sector, which rallied sharply during the past six months. Among the fund’s biggest contributors were Internet search firm Google, Canadian natural gas explorer EnCana, biotechnology leader Genentech, semiconductor provider Marvell Technology and Latin American telecommunication services operator American Movil. Detractors included such stocks as Avon Products, the direct seller of personal products for women, and dental equipment distributor Patterson Companies, both of which saw their share prices fall due to slower earnings growth. Weak results in some insurance industry holdings also hampered results, as did underweighting index component energy stocks such as Exxon Mobil.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as invest ment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

VIP Contrafund Portfolio 4

VIP Contrafund Portfolio Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including manage ment fees, distribution and/or service (12b 1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2005 to December 31, 2005) for Initial Class, Service Class, Service Class 2 and Service Class 2R and for the entire period (July 21, 2005 to December 31, 2005) for Investor Class. The hypothetical expense Example is based on an investment of $1,000 invested for the one half year period (July 1, 2005 to Decem ber 31, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Account Value	Expenses Paid
	Account Value	December 31, 2005	During Period
Initial Class
Actual	$ 1,000.00	$ 1,128.80	$ 3.54B
HypotheticalA	$ 1,000.00	$ 1,021.88	$ 3.36C
Service Class
Actual	$ 1,000.00	$ 1,128.40	$ 4.08B
HypotheticalA	$ 1,000.00	$ 1,021.37	$ 3.87C
Service Class 2
Actual	$ 1,000.00	$ 1,127.50	$ 4.88B
HypotheticalA	$ 1,000.00	$ 1,020.62	$ 4.63C
Service Class 2R
Actual	$ 1,000.00	$ 1,127.40	$ 4.88B
HypotheticalA	$ 1,000.00	$ 1,020.62	$ 4.63C
Investor Class
Actual	$ 1,000.00	$ 1,093.90	$ 3.90B
HypotheticalA	$ 1,000.00	$ 1,021.02	$ 4.23C

A 5% return per year before expenses

55 Annual Report

VIP Contrafund Portfolio
Shareholder Expense Example continued

B Actual expenses are equal to each Class’ annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one half year period) for Initial Class, Service Class, Service Class 2 and Service Class 2R and
multiplied by 164/365 (to reflect the period July 21, 2005 to December 31, 2005) for Investor Class.
C Hypothetical expenses are equal to each Class’ annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annualized
Expense Ratio
Initial Class	66%
Service Class	76%
Service Class 2	91%
Service Class 2R	91%
Investor Class	83%

VIP Contrafund Portfolio

6

VIP Contrafund Portfolio
Investment Changes

Top Ten Stocks as of December 31, 2005
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Google, Inc. Class A (sub. vtg.)	3.4	2.0
Genentech, Inc.	2.9	2.8
EnCana Corp.	2.6	2.9
Berkshire Hathaway, Inc. Class A	2.2	2.4
Marvell Technology Group Ltd.	1.9	1.4
Yahoo!, Inc.	1.6	1.8
Apple Computer, Inc.	1.5	0.6
Procter & Gamble Co.	1.5	0.2
Samsung Electronics Co. Ltd.	1.4	1.2
America Movil SA de CV Series L
sponsored ADR	1.4	1.1
	20.4
Top Five Market Sectors as of December 31, 2005
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Information Technology	17.9	14.0
Financials	16.7	14.2
Health Care	14.3	14.3
Energy	11.9	13.8
Industrials	8.0	8.6

7 Annual Report

VIP Contrafund Portfolio
Investments December 31, 2005
Showing Percentage of Net Assets

Common Stocks 91.6%
	Shares	Value (Note 1)

CONSUMER DISCRETIONARY 6.2%
Auto Components – 0.1%
Bridgestone Corp.	264,000	$ 5,496,968
Johnson Controls, Inc.	20,000	1,458,200
		6,955,168
Automobiles – 0.6%
Honda Motor Co. Ltd.	135,000	7,821,900
Toyota Motor Corp. (d)	1,877,500	98,212,031
		106,033,931
Distributors 0.1%
Li & Fung Ltd.	4,040,000	7,789,622
Diversified Consumer Services 0.1%
Education Management Corp. (a)	219,500	7,355,445
Laureate Education, Inc. (a)	223,791	11,751,265
		19,106,710
Hotels, Restaurants & Leisure 2.1%
Ambassadors Group, Inc.	1,000,000	22,890,000
Aristocrat Leisure Ltd.	3,228,804	29,179,787
Boyd Gaming Corp.	138,900	6,619,974
Cosi, Inc. (a)	174,000	1,444,200
Domino’s Pizza, Inc.	327,700	7,930,340
Four Seasons Hotels, Inc. (ltd. vtg.) (d)	175,500	8,731,599
Gaylord Entertainment Co. (a)	52,827	2,302,729
Hilton Group PLC	1,090,498	6,824,156
Kerzner International Ltd. (a)	172,700	11,873,125
Las Vegas Sands Corp.	551,200	21,755,864
Life Time Fitness, Inc. (a)	223,582	8,516,238
Panera Bread Co. Class A (a)	921,036	60,493,644
Ruth’s Chris Steak House, Inc.	132,295	2,394,540
Shuffle Master, Inc. (a)(d)	256,772	6,455,248
Starbucks Corp. (a)	1,515,200	45,471,152
Station Casinos, Inc.	962,000	65,223,600
Texas Roadhouse, Inc. Class A (a)	364,812	5,672,827
The Cheesecake Factory, Inc. (a)	258,136	9,651,705
William Hill PLC	1,906,742	17,578,064
Wynn Resorts Ltd. (a)(d)	304,446	16,698,863
		357,707,655
Household Durables 0.1%
Garmin Ltd. (d)	102,500	6,800,875
Matsushita Electric Industrial Co. Ltd.	526,000	10,193,881
Technical Olympic USA, Inc.	86,200	1,817,958
		18,812,714
Internet & Catalog Retail 0.2%
Blue Nile, Inc. (a)(d)	216,000	8,706,960
Coldwater Creek, Inc. (a)	229,800	7,015,794
Expedia, Inc. (a)	562,100	13,467,916
NutriSystem, Inc. (a)	78,650	2,832,973
VistaPrint Ltd.	299,800	6,821,649
		38,845,292
Media 0.8%
Getty Images, Inc. (a)	263,700	23,540,499

See accompanying notes which are an integral part of the financial statements.
VIP Contrafund Portfolio	8

	Shares	Value (Note 1)
Harte Hanks, Inc.	187,500	$ 4,948,125
Interactive Data Corp.	252,400	5,732,004
McGraw Hill Companies, Inc.	342,200	17,667,786
Pearson PLC	441,100	5,220,708
Pixar (a)	534,106	28,158,068
Reuters Group PLC	1,273,700	9,439,738
Sirius Satellite Radio, Inc. (a)(d)	4,299,400	28,805,980
The Weinstein Co. Holdings, LLC Class A 1 (g)	11,499	11,499,000
XM Satellite Radio Holdings, Inc.
Class A (a)	134,758	3,676,198
		138,688,106
Multiline Retail – 0.4%
Marks & Spencer Group PLC	2,942,153	25,578,571
Target Corp.	797,400	43,833,078
		69,411,649
Specialty Retail 1.2%
Abercrombie & Fitch Co. Class A	82,400	5,370,832
Bed Bath & Beyond, Inc. (a)	80,277	2,902,014
Best Buy Co., Inc.	163,450	7,106,806
Chico’s FAS, Inc. (a)	657,400	28,879,582
Circuit City Stores, Inc.	450,700	10,181,313
Esprit Holdings Ltd.	329,500	2,341,536
Hennes & Mauritz AB (H&M) (B Shares)	175,325	5,958,556
Inditex SA	50,792	1,656,585
Office Depot, Inc. (a)	1,262,500	39,642,500
Staples, Inc.	1,432,800	32,538,888
The Children’s Place Retail Stores, Inc. (a)	37,000	1,828,540
TJX Companies, Inc.	888,100	20,630,563
Too, Inc. (a)	66,000	1,861,860
Urban Outfitters, Inc. (a)	1,430,360	36,202,412
Volcom, Inc.	113,400	3,856,734
Wet Seal, Inc. Class A (a)(d)	1,141,500	5,068,260
Zumiez, Inc.	71,578	3,093,601
		209,120,582
Textiles, Apparel & Luxury Goods 0.5%
Asics Corp. (d)	506,000	5,373,072
Burberry Group PLC	963,711	7,129,882
Coach, Inc. (a)	1,407,448	46,924,316
Deckers Outdoor Corp. (a)	44,100	1,218,042
Delta Woodside Industries, Inc. (a)	22,175	11,309
Geox Spa	219,882	2,415,912
Polo Ralph Lauren Corp. Class A	230,100	12,917,814
Puma AG	5,400	1,575,823
		77,566,170

TOTAL CONSUMER DISCRETIONARY		1,050,037,599

CONSUMER STAPLES 5.3%
Beverages 1.0%
Diageo PLC sponsored ADR	717,800	41,847,740
Hansen Natural Corp. (a)	22,696	1,788,672

See accompanying notes which are an integral part of the financial statements.
	9	Annual Report
9

VIP Contrafund Portfolio Investments - continued

Common Stocks continued
	Shares	Value (Note 1)

CONSUMER STAPLES – continued
Beverages – continued
PepsiCo, Inc.	1,720,610	$ 101,653,639
The Coca Cola Co.	641,000	25,838,710
		171,128,761
Food & Staples Retailing – 1.0%
Sysco Corp.	400,700	12,441,735
Tesco PLC	2,688,890	15,345,329
Wal Mart de Mexico SA de CV Series V	1,930,998	10,716,971
Walgreen Co.	1,017,690	45,042,959
Whole Foods Market, Inc.	993,914	76,919,004
		160,465,998
Food Products – 0.8%
Goodman Fielder Ltd.	2,202,500	3,376,696
Groupe Danone	103,740	10,838,212
Hershey Co.	546,100	30,172,025
Kellogg Co.	357,500	15,451,150
Nestle SA (Reg.)	93,417	27,939,788
Sara Lee Corp.	354,500	6,700,050
TreeHouse Foods, Inc. (a)	278,100	5,206,032
Wm. Wrigley Jr. Co.	611,300	40,645,337
		140,329,290
Household Products – 1.7%
Colgate Palmolive Co.	703,700	38,597,945
Procter & Gamble Co.	4,300,509	248,913,461
		287,511,406
Personal Products 0.8%
Avon Products, Inc.	4,143,356	118,292,814
Herbalife Ltd.	435,000	14,146,200
		132,439,014

TOTAL CONSUMER STAPLES		891,874,469

ENERGY 11.9%
Energy Equipment & Services – 1.7%
ENSCO International, Inc.	265,500	11,774,925
Halliburton Co.	857,600	53,136,896
Hydril Co. (a)	21,800	1,364,680
Noble Corp.	26,400	1,862,256
Schlumberger Ltd. (NY Shares)	1,849,000	179,630,350
Smith International, Inc.	1,165,450	43,249,850
		291,018,957
Oil, Gas & Consumable Fuels 10.2%
Apache Corp.	273,980	18,773,110
BG Group PLC sponsored ADR	235,100	11,677,417
Bill Barrett Corp.	389,000	15,019,290
Blackrock Ventures, Inc. (a)	2,597,100	25,690,637
BP PLC sponsored ADR	1,618,932	103,967,813
Burlington Resources, Inc.	696,480	60,036,576
Canadian Natural Resources Ltd.	93,000	4,610,202

See accompanying notes which are an integral part of the financial statements.
VIP Contrafund Portfolio	10

	Shares	Value (Note 1)
Canadian Oil Sands Trust unit	104,700	$ 11,347,641
China Petroleum & Chemical Corp. sponsored ADR (d)	215,940	10,710,624
CNX Gas Corp. (a)(e)	115,300	2,421,300
CONSOL Energy, Inc.	263,600	17,181,448
Devon Energy Corp.	712,800	44,578,512
EnCana Corp.	9,926,184	448,772,295
Encore Acquisition Co. (a)	189,742	6,079,334
EOG Resources, Inc.	1,445,800	106,078,346
Exxon Mobil Corp.	3,002,400	168,644,808
Highpine Oil & Gas Ltd.	175,900	3,132,020
Imperial Oil Ltd.	96,700	9,599,714
Mariner Energy, Inc. (a)(e)	527,600	9,364,900
Murphy Oil Corp.	2,522,000	136,162,780
Noble Energy, Inc.	255,424	10,293,587
Peabody Energy Corp.	282,100	23,250,682
PetroChina Co. Ltd. sponsored ADR	703,300	57,642,468
Petroleo Brasileiro SA Petrobras sponsored ADR	244,800	17,446,896
Plains Exploration & Production Co. (a)	213,400	8,478,382
Quicksilver Resources, Inc. (a)	540,200	22,693,802
Range Resources Corp.	470,000	12,379,800
Sasol Ltd. sponsored ADR	560,700	19,983,348
Talisman Energy, Inc.	446,990	23,684,645
Total SA sponsored ADR	565,769	71,513,202
Ultra Petroleum Corp. (a)	267,450	14,923,710
Valero Energy Corp.	3,810,280	196,610,448
XTO Energy, Inc.	621,600	27,313,104
		1,720,062,841

TOTAL ENERGY		2,011,081,798

FINANCIALS 16.7%
Capital Markets 1.5%
Charles Schwab Corp.	2,502,600	36,713,142
E*TRADE Financial Corp. (a)	333,970	6,966,614
Goldman Sachs Group, Inc.	658,200	84,058,722
Lazard Ltd. Class A	195,800	6,246,020
Legg Mason, Inc.	169,400	20,275,486
Lehman Brothers Holdings, Inc.	733,500	94,012,695
Nuveen Investments, Inc. Class A	36,400	1,551,368
		249,824,047
Commercial Banks – 2.5%
Allied Irish Banks PLC	1,156,100	24,833,027
Anglo Irish Bank Corp. PLC	1,722,482	26,142,035
Banco Itau Holding Financeira SA sponsored ADR (non vtg.)	398,000	9,559,960
Bank of America Corp.	1,093,500	50,465,025
HDFC Bank Ltd.	317,446	5,000,330
HDFC Bank Ltd. sponsored ADR	117,900	6,001,110
HSBC Holdings PLC sponsored ADR	124,517	10,019,883
M&T Bank Corp.	813,000	88,657,650

See accompanying notes which are an integral part of the financial statements.

11 Annual Report

11

VIP Contrafund Portfolio
Investments - continued

Common Stocks continued
	Shares	Value (Note 1)

FINANCIALS – continued
Commercial Banks – continued
Mitsubishi UFJ Financial Group, Inc.	203	$ 2,779,070
Royal Bank of Scotland Group PLC	996,500	30,107,456
Shinhan Financial Group Co. Ltd.	170,180	6,933,886
Uniao de Bancos Brasileiros SA (Unibanco) GDR	558,600	35,510,202
Wells Fargo & Co.	2,092,800	131,490,624
		427,500,258
Consumer Finance – 1.4%
American Express Co.	2,086,650	107,379,009
SLM Corp.	2,443,500	134,612,415
		241,991,424
Diversified Financial Services – 0.8%
Brookfield Asset Management, Inc.
Class A	186,400	9,397,363
Chicago Mercantile Exchange Holdings, Inc. Class A	24,700	9,077,003
JPMorgan Chase & Co.	700,100	27,786,969
Moody’s Corp.	1,361,500	83,623,330
		129,884,665
Insurance – 8.9%
ACE Ltd.	526,400	28,130,816
Admiral Group PLC	1,736,600	13,602,879
AFLAC, Inc.	922,100	42,803,882
Allstate Corp.	2,443,000	132,093,010
American Equity Investment Life Holding Co.	110,100	1,436,805
American International Group, Inc.	2,502,914	170,773,822
Assurant, Inc.	880,450	38,290,771
Assured Guaranty Ltd.	66,100	1,678,279
Axis Capital Holdings Ltd.	1,247,000	39,006,160
Berkshire Hathaway, Inc. Class A (a)	4,240	375,748,800
Endurance Specialty Holdings Ltd.	111,800	4,008,030
Everest Re Group Ltd.	1,074,080	107,783,928
Fidelity National Financial, Inc.	130,600	4,804,774
Genworth Financial, Inc. Class A (non vtg.)	297,800	10,297,924
HCC Insurance Holdings, Inc.	153,450	4,554,396
Loews Corp.	358,500	34,003,725
Markel Corp. (a)	18,550	5,881,278
Mercury General Corp.	251,400	14,636,508
MetLife, Inc.	1,727,400	84,642,600
MetLife, Inc. unit	909,684	25,061,794
Millea Holdings, Inc.	132	2,272,677
Montpelier Re Holdings Ltd.	452,300	8,548,470
PartnerRe Ltd.	193,900	12,733,413
Progressive Corp.	526,700	61,508,026
Prudential Financial, Inc.	886,800	64,904,892
RenaissanceRe Holdings Ltd.	205,065	9,045,417
RLI Corp.	173,700	8,662,419
StanCorp Financial Group, Inc.	273,800	13,676,310

	Shares	Value (Note 1)
The Chubb Corp.	653,600	$ 63,824,040

See accompanying notes which are an integral part of the financial statements.
VIP Contrafund Portfolio	12

	Shares	Value (Note 1)

The St. Paul Travelers Companies, Inc.	1,021,500	45,630,405
W.R. Berkley Corp.	992,775	47,275,946
White Mountains Insurance Group Ltd.	53,567	29,919,848
Willis Group Holdings Ltd.	219,900	8,123,106
		1,515,365,150
Real Estate 0.7%
CB Richard Ellis Group, Inc. Class A (a)	767,900	45,190,915
CBL & Associates Properties, Inc.	436,642	17,251,725
Equity Office Properties Trust	10,200	309,366
Equity Residential (SBI)	274,000	10,718,880
General Growth Properties, Inc.	142,400	6,691,376
Global Signal, Inc.	152,900	6,599,164
Mitsui Fudosan Co. Ltd.	496,000	10,075,231
Vornado Realty Trust	289,400	24,156,218
		120,992,875
Thrifts & Mortgage Finance – 0.9%
Golden West Financial Corp., Delaware	2,214,500	146,157,000
Hudson City Bancorp, Inc.	250,000	3,030,000
		149,187,000

TOTAL FINANCIALS		2,834,745,419

HEALTH CARE 14.3%
Biotechnology – 4.3%
Actelion Ltd. (Reg.) (a)	71,198	5,889,819
Amgen, Inc. (a)	371,600	29,304,376
Amylin Pharmaceuticals, Inc. (a)	39,700	1,584,824
Anadys Pharmaceuticals, Inc. (a)	475,900	4,187,920
Arena Pharmaceuticals, Inc. (a)	678,700	9,651,114
Biogen Idec, Inc. (a)	24,500	1,110,585
BioMarin Pharmaceutical, Inc. (a)	66,900	721,182
Celgene Corp. (a)	464,300	30,086,640
Cephalon, Inc. (a)	27,600	1,786,824
Exelixis, Inc. (a)	297,200	2,799,624
Genentech, Inc. (a)	5,304,900	490,703,250
Genmab AS (a)	66,000	1,413,837
Genzyme Corp. (a)	311,000	22,012,580
Gilead Sciences, Inc. (a)	1,153,700	60,719,231
ICOS Corp. (a)	148,800	4,111,344
Idenix Pharmaceuticals, Inc. (a)	416,000	7,117,760
MannKind Corp. (a)(d)	603,741	6,798,124
MannKind Corp. warrants 8/3/10 (a)(g)	86,731	446,294
Medarex, Inc. (a)	681,700	9,441,545
MedImmune, Inc. (a)	263,600	9,231,272
Myogen, Inc. (a)	110,124	3,321,340
Neurocrine Biosciences, Inc. (a)	25,000	1,568,250
Protein Design Labs, Inc. (a)	87,920	2,498,686
Seattle Genetics, Inc. (a)	712,300	3,362,056
Tanox, Inc. (a)	215,523	3,528,112

See accompanying notes which are an integral part of the financial statements.

13 Annual Report

13

VIP Contrafund Portfolio
Investments - continued

Common Stocks continued
	Shares	Value (Note 1)

HEALTH CARE continued
Biotechnology – continued
Techne Corp. (a)	149,979	$ 8,421,321
Theravance, Inc. (a)	115,900	2,610,068
United Therapeutics Corp. (a)	30,600	2,115,072
ViaCell, Inc.	196,800	1,106,016
		727,649,066
Health Care Equipment & Supplies 3.7%
Alcon, Inc.	681,800	88,361,280
Aspect Medical Systems, Inc. (a)	71,400	2,452,590
C.R. Bard, Inc.	461,000	30,389,120
China Medical Technologies, Inc. sponsored ADR (d)	287,600	9,160,060
Conceptus, Inc. (a)	353,013	4,455,024
DENTSPLY International, Inc.	1,219,162	65,456,808
Foxhollow Technologies, Inc. (a)(d)	492,840	14,681,704
Gen Probe, Inc. (a)	578,100	28,205,499
Hospira, Inc. (a)	223,800	9,574,164
IDEXX Laboratories, Inc. (a)	28,270	2,034,875
Intuitive Surgical, Inc. (a)	675,305	79,193,017
IRIS International, Inc. (a)	71,500	1,562,990
Kyphon, Inc. (a)	694,800	28,368,684
LifeCell Corp. (a)	115,700	2,206,399
Medtronic, Inc.	749,340	43,139,504
Mentor Corp.	109,300	5,036,544
NeuroMetrix, Inc. (a)	87,600	2,389,728
NMT Medical, Inc. (a)	166,314	2,661,024
Nobel Biocare Holding AG (Switzerland)	50,349	11,073,715
NuVasive, Inc. (a)	206,437	3,736,510
ResMed, Inc. (a)	244,200	9,355,302
Respironics, Inc. (a)	65,700	2,435,499
Somanetics Corp. (a)	57,500	1,840,000
St. Jude Medical, Inc. (a)	2,835,652	142,349,730
Syneron Medical Ltd. (a)	170,600	5,416,550
Thermo Electron Corp. (a)	865,300	26,071,489
Varian Medical Systems, Inc. (a)	187,300	9,428,682
Viasys Healthcare, Inc. (a)	142,900	3,672,530
		634,709,021
Health Care Providers & Services 4.0%
Aetna, Inc.	2,463,300	232,313,823
American Healthways, Inc. (a)	70,011	3,167,998
Caremark Rx, Inc. (a)	473,600	24,527,744
Cerner Corp. (a)	58,400	5,309,144
Chemed Corp. New	44,000	2,185,920
Health Net, Inc. (a)	353,000	18,197,150
Merge Technologies, Inc. (a)(d)	755,230	18,910,959
Patterson Companies, Inc. (a)	3,103,304	103,650,354
UnitedHealth Group, Inc.	3,135,060	194,812,628
VCA Antech, Inc. (a)	226,800	6,395,760
WebMD Health Corp. Class A	28,300	822,115
WellPoint, Inc. (a)	731,200	58,342,448
		668,636,043

See accompanying notes which are an integral part of the financial statements.
VIP Contrafund Portfolio	14

	Shares	Value (Note 1)
Pharmaceuticals 2.3%
Allergan, Inc.	58,500	$ 6,315,660
Forest Laboratories, Inc. (a)	36,800	1,497,024
IVAX Corp. (a)	490,500	15,367,365
Johnson & Johnson	96,550	5,802,655
Kos Pharmaceuticals, Inc. (a)	176,300	9,119,999
New River Pharmaceuticals, Inc. (a)	26,700	1,385,196
Novartis AG sponsored ADR	1,042,300	54,699,904
Novo Nordisk AS Series B	7,637	429,596
Roche Holding AG (participation certificate)	1,440,137	216,239,749
Salix Pharmaceuticals Ltd. (a)	160,000	2,812,800
Sanofi Aventis sponsored ADR	346,900	15,228,910
Schering Plough Corp.	1,833,300	38,224,305
Teva Pharmaceutical Industries Ltd. sponsored ADR	546,400	23,500,664
		390,623,827

TOTAL HEALTH CARE		2,421,617,957

INDUSTRIALS – 8.0%
Aerospace & Defense – 0.7%
L 3 Communications Holdings, Inc.	135,500	10,074,425
Lockheed Martin Corp.	1,188,735	75,639,208
Precision Castparts Corp.	395,272	20,479,042
United Technologies Corp.	233,500	13,054,985
		119,247,660
Air Freight & Logistics – 0.7%
C.H. Robinson Worldwide, Inc.	2,630,974	97,424,967
United Parcel Service, Inc. Class B	171,600	12,895,740
UTI Worldwide, Inc.	80,000	7,427,200
		117,747,907
Airlines – 0.6%
Gol Linhas Aereas Inteligentes SA sponsored ADR (d)	422,000	11,904,620
JetBlue Airways Corp. (a)	120,450	1,852,521
Republic Airways Holdings, Inc. (a)	635,388	9,657,898
Ryanair Holdings PLC sponsored ADR (a)	1,322,551	74,049,630
Southwest Airlines Co.	146,400	2,405,352
US Airways Group, Inc. (a)	231,900	8,612,766
		108,482,787
Commercial Services & Supplies 0.6%
Advisory Board Co. (a)	55,700	2,655,219
Aramark Corp. Class B	786,050	21,836,469
Corporate Executive Board Co.	90,500	8,117,850
Equifax, Inc.	182,600	6,942,452
Monster Worldwide, Inc. (a)	180,676	7,375,194
PHH Corp. (a)	133,200	3,732,264
Resources Connection, Inc. (a)	769,800	20,060,988
Robert Half International, Inc.	632,205	23,954,247
		94,674,683

See accompanying notes which are an integral part of the financial statements.

15 Annual Report

15

VIP Contrafund Portfolio
Investments - continued

Common Stocks continued
	Shares	Value (Note 1)

INDUSTRIALS – continued
Construction & Engineering – 0.3%
Jacobs Engineering Group, Inc. (a)	563,620	$ 38,252,889
URS Corp. (a)	251,700	9,466,437
		47,719,326
Electrical Equipment 0.7%
Cooper Industries Ltd. Class A	963,800	70,357,400
Energy Conversion Devices, Inc. (a)(d)	264,300	10,770,225
Motech Industries, Inc.	921,515	12,688,675
NEOMAX Co. Ltd. (d)	202,000	6,647,386
Roper Industries, Inc.	127,600	5,041,476
SolarWorld AG	19,500	2,608,613
Ultralife Batteries, Inc. (a)	306,920	3,683,040
		111,796,815
Industrial Conglomerates 1.1%
3M Co.	2,156,020	167,091,550
Hutchison Whampoa Ltd.	2,327,000	22,163,620
Raven Industries, Inc.	7,343	211,846
		189,467,016
Machinery – 2.5%
A.S.V., Inc. (a)(d)	326,328	8,151,673
Bucyrus International, Inc. Class A	291,700	15,372,590
Caterpillar, Inc.	951,500	54,968,155
Cummins, Inc.	347,200	31,154,256
Danaher Corp.	2,981,060	166,283,527
IDEX Corp.	413,400	16,994,874
Joy Global, Inc.	1,277,753	51,110,120
PACCAR, Inc.	1,146,943	79,402,864
Volvo AB sponsored ADR	134,400	6,327,552
		429,765,611
Marine – 0.0%
American Commercial Lines, Inc.	63,300	1,917,357
Road & Rail 0.6%
Canadian National Railway Co.	545,800	43,727,850
Heartland Express, Inc.	458,968	9,312,461
Knight Transportation, Inc.	559,680	11,602,166
Landstar System, Inc.	754,144	31,477,971
		96,120,448
Trading Companies & Distributors – 0.2%
Fastenal Co.	585,224	22,934,929
Mitsui & Co. Ltd.	1,334,000	17,141,004
		40,075,933

TOTAL INDUSTRIALS		1,357,015,543

INFORMATION TECHNOLOGY 17.9%
Communications Equipment – 1.6%
Comverse Technology, Inc. (a)	1,046,327	27,821,835
Corning, Inc. (a)	744,900	14,644,734
CSR PLC (a)	738,127	11,893,963

See accompanying notes which are an integral part of the financial statements.
VIP Contrafund Portfolio	16

		Shares	Value (Note 1)
ECI Telecom Ltd. (a)		679,500	$ 5,089,455
F5 Networks, Inc. (a)		156,038	8,923,813
Foxconn International Holdings Ltd.		3,533,000	5,764,053
Harris Corp.		532,200	22,889,922
Ixia (a)		355,500	5,254,290
JDS Uniphase Corp. (a)		600,200	1,416,472
Motorola, Inc.		3,317,838	74,949,960
Nokia Corp. sponsored ADR		300,000	5,490,000
Nortel Networks Corp. (a)		2,325,900	7,117,254
QUALCOMM, Inc.		1,923,200	82,851,456
Sycamore Networks, Inc. (a)		340,300	1,470,096
			275,577,303
Computers & Peripherals 2.6%
Apple Computer, Inc. (a)		3,477,363	249,987,626
EMC Corp. (a)		864,300	11,771,766
Hewlett Packard Co.		4,408,200	126,206,766
Logitech International SA sponsored ADR (a)		315,800	14,769,966
Network Appliance, Inc. (a)		613,400	16,561,800
SanDisk Corp. (a)		292,669	18,385,467
Seagate Technology		152,400	3,046,476
			440,729,867
Electronic Equipment & Instruments – 0.8%
Agilent Technologies, Inc. (a)		345,100	11,488,379
Amphenol Corp. Class A		502,200	22,227,372
Cogent, Inc. (a)		137,920	3,128,026
FLIR Systems, Inc. (a)		779,149	17,398,397
Hon Hai Precision Industry Co. Ltd. (Foxconn)		8,199,113	44,958,809
Hoya Corp.		131,400	4,725,296
Mettler Toledo International, Inc. (a)		232,100	12,811,920
National Instruments Corp.		222,623	7,135,067
Nidec Corp.		18,600	1,582,274
			125,455,540
Internet Software & Services 5.4%
Akamai Technologies, Inc. (a)		1,689,483	33,671,396
Google, Inc. Class A (sub. vtg.) (a)		1,405,999	583,292,742
iVillage, Inc. (a)		1,107,313	8,880,650
Websense, Inc. (a)		112,967	7,415,154
WebSideStory, Inc. (a)		239,200	4,336,696
Yahoo!, Inc. (a)		7,070,186	277,009,887
			914,606,525
IT Services 1.7%
Accenture Ltd. Class A		606,400	17,506,768
Anteon International Corp. (a)		407,000	22,120,450
Ceridian Corp. (a)		146,600	3,643,010
CheckFree Corp. (a)		341,602	15,679,532
Cognizant Technology Solutions Corp. Class A (a)		858,984	43,249,844
First Data Corp.		295,100	12,692,251
Fiserv, Inc. (a)		215,400	9,320,358
Global Payments, Inc.		526,000	24,516,860
Heartland Payment Systems, Inc.		16,000	346,560

See accompanying notes which are an integral part of the financial statements.
	17		Annual Report

17

VIP Contrafund Portfolio
Investments - continued

Common Stocks continued
	Shares	Value (Note 1)

INFORMATION TECHNOLOGY – continued
IT Services – continued
Infosys Technologies Ltd. sponsored ADR	704,900	$ 56,998,214
MoneyGram International, Inc.	143,700	3,747,696
MPS Group, Inc. (a)	154,100	2,106,547
Paychex, Inc.	477,700	18,209,924
SRA International, Inc. Class A (a)	1,209,800	36,947,292
VeriFone Holdings, Inc.	665,200	16,829,560
Wright Express Corp.	180,400	3,968,800
		287,883,666
Semiconductors & Semiconductor Equipment – 4.0%
Advanced Analogic Technologies, Inc.	168,400	2,332,340
ATI Technologies, Inc. (a)	188,000	3,201,927
Broadcom Corp. Class A (a)	861,900	40,638,585
Freescale Semiconductor, Inc. Class A (a)	57,300	1,443,387
Hittite Microwave Corp.	50,973	1,179,515
Lam Research Corp. (a)	219,700	7,838,896
Marvell Technology Group Ltd. (a)	5,685,200	318,882,868
MathStar, Inc.	85,100	486,772
MediaTek, Inc.	233,200	2,749,254
Monolithic Power Systems, Inc. (a)	297,100	4,453,529
National Semiconductor Corp.	480,900	12,493,782
NVIDIA Corp. (a)	688,500	25,171,560
Powertech Technology, Inc.	1,450,000	4,770,536
Samsung Electronics Co. Ltd.	372,754	243,816,306
Siliconware Precision Industries Co. Ltd. sponsored ADR (d)	220,200	1,528,188
SiRF Technology Holdings, Inc. (a)	324,800	9,679,040
		680,666,485
Software 1.8%
Activision, Inc. (a)	1,300,680	17,871,343
Adobe Systems, Inc.	1,535,976	56,769,673
Altiris, Inc. (a)	761,839	12,867,461
Autodesk, Inc. (a)	855,422	36,740,375
Blackboard, Inc. (a)	157,500	4,564,350
Citrix Systems, Inc. (a)	204,889	5,896,705
FileNET Corp. (a)	524,159	13,549,510
Intuit, Inc. (a)	594,682	31,696,551
JAMDAT Mobile, Inc. (a)	68,806	1,828,863
McAfee, Inc. (a)	797,300	21,630,749
NAVTEQ Corp. (a)	759,300	33,310,491
NDS Group PLC sponsored ADR (a)	78,800	3,242,620
Quality Systems, Inc.	101,847	7,817,776
Red Hat, Inc. (a)	267,874	7,296,888
Salesforce.com, Inc. (a)	761,700	24,412,485
SAP AG sponsored ADR	363,000	16,360,410
Symantec Corp. (a)	314,298	5,500,215
THQ, Inc. (a)	117,300	2,797,605
		304,154,070

TOTAL INFORMATION TECHNOLOGY		3,029,073,456

See accompanying notes which are an integral part of the financial statements.
VIP Contrafund Portfolio	18

	Shares	Value (Note 1)

MATERIALS 7.7%
Chemicals 1.1%
Agrium, Inc.	420,700	$ 9,271,286
Bayer AG	587,000	24,513,121
Celanese Corp. Class A	805,000	15,391,600
Chemtura Corp.	483,174	6,136,310
Ecolab, Inc.	1,696,800	61,542,936
Monsanto Co.	33,000	2,558,490
Nalco Holding Co. (a)	596,200	10,558,702
Praxair, Inc.	1,216,300	64,415,248
		194,387,693
Construction Materials – 0.2%
Eagle Materials, Inc.	152,700	18,684,372
Florida Rock Industries, Inc.	39,300	1,928,058
Lafarge SA (Bearer)	18,197	1,637,231
Rinker Group Ltd.	1,514,565	18,276,101
		40,525,762
Containers & Packaging – 0.2%
Crown Holdings, Inc. (a)	588,400	11,491,452
Owens Illinois, Inc. (a)	1,073,184	22,579,791
Peak International Ltd. (a)	200,000	530,000
		34,601,243
Metals & Mining – 6.2%
Aber Diamond Corp.	248,450	9,183,172
Agnico Eagle Mines Ltd.	297,100	5,882,966
Anglo American PLC ADR (d)	2,019,572	70,240,714
Bema Gold Corp. (a)	4,417,100	12,804,290
BHP Billiton Ltd. sponsored ADR	3,581,270	119,686,043
Companhia Vale do Rio Doce sponsored ADR	1,048,700	43,143,518
Compania de Minas Buenaventura SA sponsored ADR	305,400	8,642,820
Compass Minerals International, Inc.	430,100	10,554,654
Eldorado Gold Corp. (a)	2,600,600	12,728,411
Falconbridge Ltd.	286,000	8,487,377
First Quantum Minerals Ltd.	590,500	18,920,584
Freeport McMoRan Copper & Gold, Inc. Class B	512,034	27,547,429
Gabriel Resources Ltd. (a)	1,532,200	3,743,020
Gerdau SA sponsored ADR	948,250	15,816,810
Glamis Gold Ltd. (a)	2,772,400	76,240,702
Goldcorp, Inc.	4,377,766	97,530,549
IPSCO, Inc.	626,900	52,150,444
Ivanhoe Mines Ltd. (a)	1,666,900	11,972,487
Lihir Gold Ltd. (a)	3,746,700	5,991,494
Meridian Gold, Inc. (a)	207,300	4,543,464
New Gold, Inc. (a)	210,500	1,412,326
Newcrest Mining Ltd.	644,400	11,486,601
Newmont Mining Corp.	3,313,151	176,922,263
Nucor Corp.	261,300	17,433,936
Phelps Dodge Corp.	142,800	20,544,636

See accompanying notes which are an integral part of the financial statements.

19 Annual Report

19

VIP Contrafund Portfolio
Investments - continued

Common Stocks continued
	Shares	Value (Note 1)

MATERIALS – continued
Metals & Mining – continued
POSCO sponsored ADR (d)	699,400	$ 34,627,294
Rio Tinto PLC (Reg.)	2,527,375	115,494,705
Shore Gold, Inc. (a)	329,800	2,178,714
Southern Copper Corp.	105,700	7,079,786
Teck Cominco Ltd. Class B (sub. vtg.)	581,200	31,020,997
United States Steel Corp.	23,100	1,110,417
Xstrata PLC	333,900	7,817,627
		1,042,940,250

TOTAL MATERIALS		1,312,454,948

TELECOMMUNICATION SERVICES 3.3%
Diversified Telecommunication Services – 0.0%
NeuStar, Inc. Class A	94,500	2,881,305
PT Telkomunikasi Indonesia Tbk sponsored ADR	55,100	1,314,686
Telkom SA Ltd.	105,700	2,250,980
		6,446,971
Wireless Telecommunication Services – 3.3%
ALLTEL Corp.	41,611	2,625,654
America Movil SA de CV Series L sponsored ADR	8,060,700	235,856,082
American Tower Corp. Class A (a)	1,254,280	33,990,988
China Mobile (Hong Kong) Ltd. sponsored ADR	564,400	13,568,176
Investcom LLC GDR	174,500	2,451,725
Leap Wireless International, Inc. (a)	85,800	3,250,104
MTN Group Ltd.	220,000	2,160,885
Nextel Partners, Inc. Class A (a)	2,676,000	74,767,440
NII Holdings, Inc. (a)	2,553,306	111,528,406
Rogers Communications, Inc. Class B (non vtg.)	346,800	14,676,840
Sprint Nextel Corp.	2,234,791	52,204,718
Turkcell Iletisim Hizmet AS sponsored ADR	82,000	1,259,520
Vimpel Communications sponsored ADR (a)	254,400	11,252,112
		559,592,650

TOTAL TELECOMMUNICATION SERVICES		566,039,621

	Shares	Value (Note 1)

UTILITIES 0.3%
Electric Utilities – 0.0%
Exelon Corp.	95,485	$ 5,074,073
Gas Utilities 0.2%
Questar Corp.	133,800	10,128,660
Southern Union Co.	753,777	17,811,751
		27,940,411
Independent Power Producers & Energy Traders 0.1%
AES Corp. (a)	699,600	11,074,668
NRG Energy, Inc. (a)	40,700	1,917,784
TXU Corp.	54,600	2,740,374
		15,732,826

See accompanying notes which are an integral part of the financial statements.
VIP Contrafund Portfolio	20

	Shares	Value (Note 1)

Water Utilities – 0.0%
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) sponsored ADR	130,700	2,204,909
TOTAL UTILITIES		50,952,219

TOTAL COMMON STOCKS
(Cost $10,396,097,286)	15,524,893,029
Nonconvertible Preferred Stocks 0.0%

CONSUMER DISCRETIONARY 0.0%
Automobiles – 0.0%
Porsche AG (non vtg.)	5,253	3,774,603
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $3,884,012)		3,774,603
Nonconvertible Bonds 0.0%
	Principal
	Amount
INDUSTRIALS – 0.0%
Machinery – 0.0%
Rexnord Corp. 10.125% 12/15/12	$ 1,675,000	1,804,813
TOTAL NONCONVERTIBLE BONDS
(Cost $1,800,551)		1,804,813
U.S. Treasury Obligations 0.2%

U.S. Treasury Notes 4.25% 8/15/14
(Cost $30,067,717)	29,700,000	29,375,141
Floating Rate Loans 0.0%
	Principal	Value (Note 1)
	Amount
CONSUMER DISCRETIONARY 0.0%
Media 0.0%
Charter Communications Operating LLC Tranche B, term loan 7.5% 4/7/11 (f)	$ 2,160,840	$ 2,166,242
TOTAL FLOATING RATE LOANS
(Cost $2,126,750)		2,166,242
Money Market Funds 9.7%
	Shares
Fidelity Cash Central Fund, 4.28% (b)	1,447,426,428	1,447,426,428
Fidelity Securities Lending Cash Central Fund, 4.35% (b)(c)	202,374,983	202,374,983

TOTAL MONEY MARKET FUNDS
(Cost $1,649,801,411)	1,649,801,411
TOTAL INVESTMENT
PORTFOLIO 101.5%
(Cost $12,083,777,727)	17,211,815,239

NET OTHER ASSETS (1.5)%	(252,866,807)
NET ASSETS 100%	$ 16,958,948,432

See accompanying notes which are an integral part of the financial statements.
21		Annual Report

21

VIP Contrafund Portfolio Investments - continued

Legend

(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.

(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $11,786,200 or 0.1% of net assets.

(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(g) Restricted securities – Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $11,945,294 or 0.1% of net assets.

Additional information on each holding is as follows:

Security	Acquisition Date	Acquisition Cost
MannKind Corp. warrants 8/3/10	8/3/05	$ 2,168
The Weinstein Co. Holdings, LLC
Class A 1	10/19/05	11,499,000

Affiliated Central Funds

Information regarding income received by the fund from the affiliated Central funds during the period is as follows:

Fund	Income received
Fidelity Cash Central Fund	$ 35,535,248
Fidelity Securities Lending Cash Central Fund	3,887,662
Total	$ 39,422,910

Other Information

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:

United States of America	73.7%
Canada	6.0%
Bermuda	3.8%
United Kingdom	3.0%
Switzerland	2.5%
Korea (South)	1.6%
Mexico	1.5%
Australia	1.1%
Netherlands Antilles	1.1%
Japan	1.1%
Others (individually less than 1%)	4.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

VIP Contrafund Portfolio 22

VIP Contrafund Portfolio

Financial Statements

Statement of Assets and Liabilities
	December 31, 2005

Assets
Investment in securities, at value (including securities loaned of $196,972,823) — See accompanying schedule:
Unaffiliated issuers (cost $10,433,976,316)	$ 15,562,013,828
Affiliated Central Funds (cost $1,649,801,411)	1,649,801,411
Total Investments (cost $12,083,777,727)		$17,211,815,239
Cash		3,239
Receivable for investments sold		19,343,735
Receivable for fund shares sold		12,696,851
Dividends receivable		16,299,473
Interest receivable		5,572,434
Prepaid expenses		70,319
Other affiliated receivables		33,112
Other receivables		1,243,953
Total assets		17,267,078,355

Liabilities
Payable to custodian bank	$ 1,519,243
Payable for investments purchased	81,257,470
Payable for fund shares redeemed	12,520,479
Accrued management fee	8,054,634
Distribution fees payable	877,808
Other affiliated payables	1,216,717
Other payables and accrued expenses	308,589
Collateral on securities loaned, at value	202,374,983
Total liabilities		308,129,923

Net Assets		$16,958,948,432
Net Assets consist of:
Paid in capital		$11,607,000,642
Undistributed net investment income		84,552,685
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		139,440,793
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		5,127,954,312
Net Assets		$16,958,948,432

Statement of Assets and Liabilities continued
	December 31, 2005

Initial Class:
Net Asset Value, offering price and redemption price per share ($11,099,526,611 ÷ 357,705,074 shares)		$31.03
Service Class:
Net Asset Value, offering price and redemption price per share ($2,503,244,005 ÷ 80,941,419 shares)		$30.93
Service Class 2:
Net Asset Value, offering price and redemption price per share ($3,247,908,596 ÷ 105,831,199 shares)		$30.69
Service Class 2R:
Net Asset Value, offering price and redemption price per share ($19,596,139 ÷ 640,247 shares)		$30.61
Investor Class:
Net Asset Value, offering price and redemption price per share ($88,673,081 ÷ 2,860,028 shares)		$31.00

See accompanying notes which are an integral part of the financial statements.

23 Annual Report

VIP Contrafund Portfolio
Financial Statements - continued

Statement of Operations
	Year ended December 31, 2005

Investment Income
Dividends		$ 137,245,150
Interest		8,679,081
Income from affiliated Central Funds (including $3,887,662 from security lending)		39,422,910
Total income		185,347,141

Expenses
Management fee	$ 81,763,602
Transfer agent fees	9,634,988
Distribution fees	7,839,458
Accounting and security lending fees	1,621,862
Independent trustees’ compensation	62,327
Appreciation in deferred trustee compensation account	15,790
Custodian fees and expenses	992,465
Registration fees	27,303
Audit	118,093
Legal	77,043
Interest	3,833
Miscellaneous	678,204
Total expenses before reductions	102,834,968
Expense reductions	(3,381,282)	99,453,686

Net investment income (loss)		85,893,455
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers(net of foreign taxes of $7,354)	864,204,484
Foreign currency transactions	28,613
Total net realized gain (loss)		864,233,097
Change in net unrealized appreciation (depreciation) on:
Investment securities (net of increase in deferred foreign taxes of $65,498)	1,358,640,955
Assets and liabilities in foreign currencies	(79,881)
Total change in net unrealized appreciation (depreciation)		1,358,561,074
Net gain (loss)		2,222,794,171
Net increase (decrease) in net assets resulting from operations		$ 2,308,687,626

Statement of Changes in Net Assets
	Year ended	Year ended
	December 31,	December 31,
	2005	2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 85,893,455	$ 34,455,005
Net realized gain (loss)	864,233,097	556,167,741
Change in net unrealized appreciation (depreciation)	1,358,561,074	1,079,025,648
Net increase (decrease) in net assets resulting from operations	2,308,687,626	1,669,648,394
Distributions to shareholders from net investment income	(34,307,236)	(33,283,266)
Distributions to shareholders from net realized gain	(2,452,648)	—
Total distributions	(36,759,884)	(33,283,266)
Share transactions - net increase (decrease)	1,801,725,122	974,982,321
Redemption fees	5,695	5,434
Total increase (decrease) in net assets	4,073,658,559	2,611,352,883

Net Assets
Beginning of period	12,885,289,873	10,273,936,990
End of period (including undistributed net investment income of $84,552,685 and undistributed net investment
income of $30,613,930, respectively)	$ 16,958,948,432	$ 12,885,289,873

See accompanying notes which are an integral part of the financial statements.
VIP Contrafund Portfolio	24

Financial Highlights Initial Class
Years ended December 31,	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 26.62	$ 23.13	$ 18.10	$ 20.13	$ 23.75
Income from Investment Operations
Net investment income (loss)C	18.08		.07	.10	.16
Net realized and unrealized gain (loss)	4.32	3.49	5.05	(1.97)	(3.01)
Total from investment operations	4.50	3.57	5.12	(1.87)	(2.85)
Distributions from net investment income	(.08)	(.08)	(.09)	(.16)	(.17)
Distributions from net realized gain	(.01)	—	—	—	(.60)
Total distributions	(.09)F	(.08)	(.09)	(.16)	(.77)
Redemption fees added to paid in capitalC,E	—	—	—	—	—
Net asset value, end of period	$ 31.03	$ 26.62	$ 23.13	$ 18.10	$ 20.13
Total ReturnA,B	16.94%	15.48%	28.46%	(9.35)%	(12.28)%
Ratios to Average Net AssetsD
Expenses before reductions	66%	.68%	.67%	.68%	.68%
Expenses net of fee waivers, if any	66%	.68%	.67%	.68%	.68%
Expenses net of all reductions	64%	.66%	.65%	.64%	.64%
Net investment income (loss)	66%	.35%	.34%	.50%	.77%
Supplemental Data
Net assets, end of period (000 omitted)	$11,099,527	$9,127,616	$7,665,424	$5,956,028	$6,972,615
Portfolio turnover rate	60%	64%	66%	84%	140%

A Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.
B Total returns would have been lower had certain expenses not been reduced during the periods shown.
C Calculated based on average shares outstanding during the period.
D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrange ments or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
E Amount represents less than $.01 per share.
F Total distribution of $.09 per share is comprised of distributions from net investment income of $.080 and distributions from net realized gain of $.005 per share.

Financial Highlights Service Class
Years ended December 31,	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 26.53	$ 23.06	$ 18.04	$ 20.06	$ 23.67
Income from Investment Operations
Net investment income (loss)C	16.06		.05	.08	.14
Net realized and unrealized gain (loss)	4.30	3.47	5.04	(1.96)	(3.00)
Total from investment operations	4.46	3.53	5.09	(1.88)	(2.86)
Distributions from net investment income	(.06)	(.06)	(.07)	(.14)	(.15)
Distributions from net realized gain	(.01)	—	—	—	(.60)
Total distributions	(.06)F	(.06)	(.07)	(.14)	(.75)
Redemption fees added to paid in capitalC,E	—	—	—	—	—
Net asset value, end of period	$ 30.93	$ 26.53	$ 23.06	$ 18.04	$ 20.06
Total ReturnA,B	16.85%	15.34%	28.35%	(9.42)%	(12.36)%
Ratios to Average Net AssetsD
Expenses before reductions	76%	.78%	.77%	.78%	.78%
Expenses net of fee waivers, if any	76%	.78%	.77%	.78%	.78%
Expenses net of all reductions	74%	.76%	.75%	.74%	.74%
Net investment income (loss)	56%	.25%	.24%	.39%	.67%
Supplemental Data
Net assets, end of period (000 omitted)	$2,503,244	$2,111,969	$1,695,467	$1,183,683	$1,201,105
Portfolio turnover rate	60%	64%	66%	84%	140%

A Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.
B Total returns would have been lower had certain expenses not been reduced during the periods shown.
C Calculated based on average shares outstanding during the period.
D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrange ments or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
E Amount represents less than $.01 per share.
F Total distribution of $.06 per share is comprised of distributions from net investment income of $.055 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

25 Annual Report

Financial Highlights Service Class 2
Years ended December 31,	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 26.35	$ 22.93	$ 17.95	$ 20.00	$ 23.64
Income from Investment Operations
Net investment income (loss)C	11.02		.02	.05	.10
Net realized and unrealized gain (loss)	4.27	3.45	5.02	(1.96)	(2.98)
Total from investment operations	4.38	3.47	5.04	(1.91)	(2.88)
Distributions from net investment income	(.04)	(.05)	(.06)	(.14)	(.16)
Distributions from net realized gain	(.01)	—	—	—	(.60)
Total distributions	(.04)F	(.05)	(.06)	(.14)	(.76)
Redemption fees added to paid in capitalC,E	—	—	—	—	—
Net asset value, end of period	$ 30.69	$ 26.35	$ 22.93	$ 17.95	$ 20.00
Total ReturnA,B	16.65%	15.16%	28.20%	(9.60)%	(12.47)%
Ratios to Average Net AssetsD
Expenses before reductions	91%	.93%	.93%	.93%	.94%
Expenses net of fee waivers, if any	91%	.93%	.93%	.93%	.94%
Expenses net of all reductions	89%	.91%	.90%	.90%	.90%
Net investment income (loss)	40%	.10%	.09%	.24%	.52%
Supplemental Data
Net assets, end of period (000 omitted)	$3,247,909	$1,638,617	$ 910,341	$ 439,157	$ 231,686
Portfolio turnover rate	60%	64%	66%	84%	140%

A Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.
B Total returns would have been lower had certain expenses not been reduced during the periods shown.
C Calculated based on average shares outstanding during the period.
D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrange ments or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
E Amount represents less than $.01 per share.
F Total distribution of $.04 per share is comprised of distributions from net investment income of $.035 and distributions from net realized gain of $.005 per share.

Financial Highlights Service Class 2R
Years ended December 31,	2005	2004	2003	2002F
Selected Per Share Data
Net asset value, beginning of period	$ 26.29	$ 22.90	$ 17.95	$ 20.49
Income from Investment Operations
Net investment income (loss)E	11.02		.02	.03
Net realized and unrealized gain (loss)	4.27	3.44	5.01	(2.57)
Total from investment operations	4.38	3.46	5.03	(2.54)
Distributions from net investment income	(.05)	(.07)	(.08)	—
Distributions from net realized gain	(.01)	—	—	—
Total distributions	(.06)I	(.07)	(.08)	—
Redemption fees added to paid in capitalE,H	—	—	—	—
Net asset value, end of period	$ 30.61	$ 26.29	$ 22.90	$ 17.95
Total ReturnB,C,D	16.67%	15.15%	28.18%	(12.40)%
Ratios to Average Net AssetsG
Expenses before reductions	91%	.93%	.93%	.96%A
Expenses net of fee waivers, if any	91%	.93%	.93%	.96%A
Expenses net of all reductions	89%	.91%	.90%	.92%A
Net investment income (loss)	39%	.10%	.08%	.23%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,596	$ 7,088	$ 2,705	$ 810
Portfolio turnover rate	60%	64%	66%	84%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.
D Total returns would have been lower had certain expenses not been reduced during the periods shown.
E Calculated based on average shares outstanding during the period.
F For the period April 24, 2002 (commencement of sale of shares) to December 31, 2002.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
H Amount represents less than $.01 per share.
I Total distribution of $.06 per share is comprised of distributions from net investment income of $.050 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.
VIP Contrafund Portfolio	26

Financial Highlights Investor Class
Year ended December 31,	2005F
Selected Per Share Data
Net asset value, beginning of period	$ 28.34
Income from Investment Operations
Net investment income (loss)E	06
Net realized and unrealized gain (loss)	2.60
Total from investment operations	2.66
Redemption fees added to paid in capitalE	—H
Net asset value, end of period	$ 31.00
Total ReturnB,C,D	9.39%
Ratios to Average Net AssetsG
Expenses before reductions	83%A
Expenses net of fee waivers, if any	83%A
Expenses net of all reductions	81%A
Net investment income (loss)	43%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 88,673
Portfolio turnover rate	60%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.
D Total returns would have been lower had certain expenses not been reduced during the periods shown.
E Calculated based on average shares outstanding during the period.
F For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

27 Annual Report

Notes to Financial Statements For the period ended December 31, 2005

1. Significant Accounting Policies.

VIP Contrafund Portfolio (the fund) is a fund of Variable Insurance Products Fund II (the trust) (referred to in this report as VIP Contrafund Portfolio) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as a Massachusetts business trust. Shares of the fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares, Service Class 2R shares, and Investor Class shares. The fund commenced sale of Investor Class shares on July 21, 2005. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund may invest in affiliated money market central funds (Money Market Central Funds) which are open end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open end mutual funds are valued at their closing net asset value each business day. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the fund’s utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign denominated securities. Losses from these transac tions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Pur chases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex dividend date, except for certain dividends from foreign securities where the ex dividend date may have passed, which are recorded as soon as the fund is informed of the ex dividend date. Non cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

VIP Contrafund Portfolio

28

1. Significant Accounting Policies continued

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in a cross section of other Fidelity funds, and are marked to market. Deferred amounts remain in the fund until distributed in accor dance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distrib uting all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount and losses deferred due to wash sales.

The tax basis components of distributable earnings and the federal tax cost as of period end were as follows:
Unrealized appreciation	$5,207,591,359
Unrealized depreciation	(100,232,616)
Net unrealized appreciation (depreciation)	5,107,358,743
Undistributed ordinary income	84,475,997
Undistributed long term capital gain	160,245,183

Cost for federal income tax purposes	$12,104,456,496

The tax character of distributions paid was as follows:
	December 31, 2005	December 31, 2004
Ordinary Income	$36,759,884	$33,283,266

Trading (Redemption) Fees. Service Class 2R shares held less than 60 days are subject to a redemption fee equal to 1% of the proceeds of the re deemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (in cluding accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund’s Schedule of Investments.

Loans and Other Direct Debt Instruments. The fund may invest in loans and loan participations, trade claims or other receivables. These invest ments may include standby financing commitments, including revolving credit facilities, that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

29 Annual Report

Notes to Financial Statements continued

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short term securities and U.S. government securities, aggregated $9,379,586,762 and $7,667,991,926, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly manage ment fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund’s average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .57% of the fund’s average net assets.

Distribution and Service Plan. In accordance with Rule 12b 1 of the 1940 Act, the fund has adopted separate 12b 1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class’ average net assets and .25% of Service Class 2’s and Service Class 2R’s average net assets.

For the period, each class paid FDC the following amounts, all of which were re allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$2,213,246
Service Class 2	5,597,016
Service Class 2R	29,196
$7,839,458

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund’s transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset based fee with respect to each class. FIIOC pays a portion of the expenses related to the typesetting, printing and mailing of shareholder reports, except proxy statements. Each class with the exception of Investor Class pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of ..07% of their month end net assets. Investor Class pays an asset based transfer agent fee of .18% of its month end net assets. The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$6,571,892
Service Class	1,482,474
Service Class 2	1,542,956
Service Class 2R	8,039
Investor Class	29,627
$9,634,988

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund’s accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

The Money Market Central Funds do not pay a management fee.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $214,955 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

VIP Contrafund Portfolio

30

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund’s Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities.

7. Bank Borrowings.

The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank’s base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $11,499,000. The weighted average interest rate was 4.00% . At period end, there were no bank borrowings outstanding.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $3,360,840 for the period. In addition, through arrangements with the fund’s custodian, credits realized as a result of uninvested cash balances were used to reduce the fund’s expenses. During the period, these credits reduced the fund’s custody expenses by $20,442.

9. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 11% of the total outstanding shares of the fund and two otherwise unaffiliated shareholders were the owners of record of 31% of the total outstanding shares of the fund.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended December 31,	2005	2004
From net investment income
Initial Class	$ 27,596,709	$26,671,383
Service Class	4,430,034	4,498,414
Service Class 2	2,265,082	2,105,112
Service Class 2R	15,411	8,357
Total	$ 34,307,236	$33,283,266
From net realized gain
Initial Class	$ 1,724,794	$—
Service Class	402,730	—
Service Class 2	323,583	—
Service Class 2R	1,541	—
Total	$ 2,452,648	$—

31 Annual Report

Notes to Financial Statements continued

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended December 31,	2005	2004	2005	2004
Initial Class
Shares sold	40,419,583	39,676,965	$ 1,135,988,432	$959,621,838
Reinvestment of distributions	1,094,903	1,123,479	29,321,503	26,671,383
Shares redeemed	(26,717,231)	(29,262,778)	(748,214,024)	(701,529,337)
Net increase (decrease)	14,797,255	11,537,666	$ 417,095,911	$284,763,884
Service Class
Shares sold	13,881,593	15,203,443	$ 390,402,116	$366,229,990
Reinvestment of distributions	180,935	189,967	4,832,764	4,498,414
Shares redeemed	(12,721,990)	(9,311,680)	(341,955,975)	(223,414,420)
Net increase (decrease)	1,340,538	6,081,730	$ 53,278,905	$147,313,984
Service Class 2
Shares sold	49,771,629	27,599,342	$ 1,404,920,897	$660,559,920
Reinvestment of distributions	97,538	89,389	2,588,665	2,105,112
Shares redeemed	(6,228,028)	(5,203,844)	(172,711,539)	(123,399,434)
Net increase (decrease)	43,641,139	22,484,887	$ 1,234,798,023	$539,265,598
Service Class 2R
Shares sold	476,311	256,799	$ 13,422,433	$6,150,098
Reinvestment of distributions	640	356	16,952	8,357
Shares redeemed	(106,287)	(105,684)	(2,956,035)	(2,519,600)
Net increase (decrease)	370,664	151,471	$ 10,483,350	$3,638,855
Investor ClassA
Shares sold	2,862,608	—	$ 86,146,173	$—
Shares redeemed	(2,580)	—	(77,240)	—
Net increase (decrease)	2,860,028	—	$ 86,068,933	$—

A Share transactions for Investor Class are for the period July 21, 2005 (commencement of sale of shares) to December 31, 2005.

VIP Contrafund Portfolio

32

Report of Independent Registered Public Accounting Firm

To the Trustees of Variable Insurance Products Fund II and Shareholders of VIP Contrafund Portfolio:

We have audited the accompanying statement of assets and liabilities of VIP Contrafund Portfolio (the Fund), a fund of Variable Insurance Products Fund II, including the schedule of investments as of December 31, 2005, and the related statement of operations for the year then ended, the state ment of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of VIP Contrafund Portfolio as of December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP DELOITTE & TOUCHE LLP Boston, Massachusetts February 14, 2006

33 Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund’s activities, review contractual arrangements with companies that provide services to the fund, and review the fund’s performance. Except for William O. McCoy and Albert R. Gamper, Jr., each of the Trustees oversees 326 funds advised by FMR or an affiliate. Mr. McCoy oversees 328 funds advised by FMR or an affiliate. Mr. Gamper oversees 235 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapac itated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massa chusetts 02109.

Name, Age; Principal Occupation Edward C. Johnson 3d (75)

Year of Election or Appointment: 1988

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Man agement & Research (Far East) Inc.; Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001 present) and a Director (2000 present) of FMR Co., Inc.

Stephen P. Jonas (52)

Year of Election or Appointment: 2005

Mr. Jonas is Senior Vice President of VIP Contrafund (2005 present). He also serves as Senior Vice President of other Fidelity funds (2005 present). Mr. Jonas is Executive Director of FMR (2005 present). Previously, Mr. Jonas served as President of Fidelity Enter prise Operations and Risk Services (2004 2005), Chief Administrative Officer (2002 2004), and Chief Financial Officer of FMR Co. (1998 2000). Mr. Jonas has been with Fidelity Investments since 1987 and has held various financial and management posi tions including Chief Financial Officer of FMR. In addition, he serves on the Boards of Boston Ballet (2003 present) and Simmons College (2003 present).

Robert L. Reynolds (53)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003 present) and Chief Operating Officer (2002 present) of FMR Corp. He also serves on the Board at Fidelity Investments Canada, Ltd. (2000 present). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996 2000).

* Trustees have been determined to be “Interested Trustees” by virtue of, among other things, their affiliation with the trust or various enti- ties under common control with FMR.

VIP Contrafund Portfolio

34

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Invest ments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation Dennis J. Dirks (57)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999 2003). He also served as President, Chief Operating Officer, and Board member of The De pository Trust Company (DTC) (1999 2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999 2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001 2003) and Chief Executive Officer and Board member of the Mortgage Backed Securities Clearing Corporation (2001 2003). Mr. Dirks also serves as a Trustee of Manhattan College (2005 present).

Albert R. Gamper, Jr. (63)

Year of Election or Appointment: 2006

Mr. Gamper also serves as a Trustee (2006 present) or Member of the Advisory Board (2005 present) of other investment compa nies advised by FMR. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, includ ing Chairman (1987 1989; 1999 2001; 2002 2004), Chief Executive Officer (1987 2004), and President (1989 2002). He cur rently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001 present), Chairman of the Board of Governors, Rutgers University (2004 present), and Chairman of the Board of Saint Barnabas Health Care System.

Robert M. Gates (62)

Year of Election or Appointment: 1997

Dr. Gates is Chairman of the Independent Trustees (2006 present). Dr. Gates is President of Texas A&M University (2002 present). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001 present), and Brinker International (restaurant management, 2003 present). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999 2001). Dr. Gates also is a Trustee of the Forum for International Policy.

George H. Heilmeier (69)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corpo ration (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004 present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE) (2000 present). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992 2002), Compaq (1994 2002), Automatic Data Processing, Inc. (ADP) (technology based business outsourcing, 1995 2002), INET Technologies Inc. (telecommunications network surveillance, 2001 2004), and Teletech Holdings (customer management ser vices). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid display.

Marie L. Knowles (59)

Year of Election or Appointment: 2001

Prior to Ms. Knowles’ retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Rich field Company (ARCO) (diversified energy, 1996 2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002 present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

35 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Ned C. Lautenbach (61)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Pre viously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004 present) and Eaton Corpora tion (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005 present), as well as a member of the Council on Foreign Relations.

William O. McCoy (72)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunica tions) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Cor poration (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chan cellor (1999 2000) and a member of the Board of Visitors for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16 school system).

Cornelia M. Small (61)

Year of Election or Appointment: 2005

Ms. Small is a member (2000 present) and Chairperson (2002 present) of the Investment Committee, and a member (2002 present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999 2000), Director of Global Equity Investments (1996 1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990 1997) and Scudder Kemper Investments (1997 1998). In addition, Ms. Small served as Co Chair (2000 2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (66)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman of the Board (2000 present) and a Member of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management posi tions, including President (1993 2000; 2002 2003), CEO (1995 2000; 2002 2004), and Chairman of the Executive Committee (2000 2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002 present), and Metalmark Capi tal (private equity investment firm, 2005 present). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (66)

Year of Election or Appointment: 2005

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993 2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003 present), Bausch & Lomb, Inc., and Revlon Inc. (2004 present).

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachu setts 02109.

Name, Age; Principal Occupation Peter S. Lynch (61)

Year of Election or Appointment: 2003

Member of the Advisory Board of Variable Insurance Products Fund II. Vice Chairman and a Director of FMR, and Vice Chairman (2001 present) and a Director (2000 present) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990 2003). In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

VIP Contrafund Portfolio

36

Name, Age; Principal Occupation Dwight D. Churchill (52)

Year of Election or Appointment: 2005

Vice President of VIP Contrafund. Mr. Churchill also serves as Vice President of certain Equity Funds (2005 present) and certain High Income Funds (2005 present). Previously, he served as Head of Fidelity’s Fixed Income Division (2000 2005), Vice President of Fidelity’s Money Market Funds (2000 2005), Vice President of Fidelity’s Bond Funds, and Senior Vice President of FIMM (2000) and FMR. Mr. Churchill joined Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed Income Investments.

William Danoff (45)

Year of Election or Appointment: 1995

Vice President of VIP Contrafund. Mr. Danoff serves as Vice President of other funds advised by FMR. Mr. Danoff also serves as Senior Vice President of FMR and FMR Co., Inc. (2001).

Eric D. Roiter (57)

Year of Election or Appointment: 1998

Secretary of VIP Contrafund. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001 present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001 present), Fidelity Management & Research (Far East) Inc. (2001 present), and Fidelity Investments Money Management, Inc. (2001 present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003 present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998 2005).

Stuart Fross (46)

Year of Election or Appointment: 2003

Assistant Secretary of VIP Contrafund. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003 present), Vice President and Secretary of FDC (2005 present), and is an employee of FMR.

Christine Reynolds (47)

Year of Election or Appointment: 2004

President, Treasurer, and Anti Money Laundering (AML) officer of VIP Contrafund. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980 2002), where she was most recently an audit partner with PwC’s investment management practice.

Paul M. Murphy (58)

Year of Election or Appointment: 2005

Chief Financial Officer of VIP Contrafund. Mr. Murphy also serves as Chief Financial Officer of other Fidelity funds (2005 present). He also serves as Senior Vice President of Fidelity Pricing and Cash Management Services Group (FPCMS).

Kenneth A. Rathgeber (58)

Year of Election or Appointment: 2004

Chief Compliance Officer of VIP Contrafund. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004) and Executive Vice President of Risk Oversight for Fidelity Investments (2002). Previously, he served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998 2002).

John R. Hebble (47)

Year of Election or Appointment: 2003

Deputy Treasurer of VIP Contrafund. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an em ployee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002 2003) and Assistant Treasurer of the Scudder Funds (1998 2003).

Bryan A. Mehrmann (44)

Year of Election or Appointment: 2005

Deputy Treasurer of VIP Contrafund. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005 present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998 2004).

Kimberley H. Monasterio (42)

Year of Election or Appointment: 2004

Deputy Treasurer of VIP Contrafund. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an em ployee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000 2004) and Chief Financial Officer (2002 2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000 2004).

37 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Kenneth B. Robins (36)

Year of Election or Appointment: 2005

Deputy Treasurer of VIP Contrafund. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2004 present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG’s department of professional practice (2002 2004) and a Senior Manager (1999 2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000 2002).

Robert G. Byrnes (39)

Year of Election or Appointment: 2005

Assistant Treasurer of VIP Contrafund. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003 2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000 2003).

John H. Costello (59)

Year of Election or Appointment: 1995

Assistant Treasurer of VIP Contrafund. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.

Peter L. Lydecker (51)

Year of Election or Appointment: 2004

Assistant Treasurer of VIP Contrafund. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an em ployee of FMR.

Mark Osterheld (50)

Year of Election or Appointment: 2002

Assistant Treasurer of VIP Contrafund. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

Gary W. Ryan (47)

Year of Election or Appointment: 2005

Assistant Treasurer of VIP Contrafund. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999 2005).

Salvatore Schiavone (40)

Year of Election or Appointment: 2005

Assistant Treasurer of VIP Contrafund. Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Before joining Fidelity Investments, Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003 2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996 2003).

VIP Contrafund Portfolio

38

Distributions

The Board of Trustees of VIP Contrafund Portfolio voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Initial Class	2/10/06	2/10/06	$.164	$.290
Service Class	2/10/06	2/10/06	$.138	$.290
Service Class 2	2/10/06	2/10/06	$.120	$.290
Investor Class	2/10/06	2/10/06	$.175	$.290

The fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2005, $160,245,183, or, if subse quently determined to be different, the net capital gain of such year.

A percentage of the dividends distributed during the fiscal year for the following classes qualifies for the dividends received deduction for corporate shareholders:

Initial Class	100%
Service Class	100%
Service Class 2	100%

The fund will notify shareholders in January 2006 of amounts for use in preparing 2005 income tax returns.

39 Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

VIP Contrafund Portfolio

Each year, typically in July, the Board of Trustees, including the independent Trustees (together, the Board), votes on the renewal of the management contract and sub advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and indepen dent Trustees’ counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund’s Advisory Contracts, including the services and support provided to the fund and its shareholders by Fidelity. At the time of the renewal, the Board had 11 standing committees, each composed of independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Equity Contract Committee, meets periodically during the first six months of each year and as necessary to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its July 2005 meeting, the Board of Trustees, including the independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (1) the nature, extent, and quality of the services to be provided to the fund and its shareholders by Fidelity (including the investment performance of the fund); (2) the competitiveness of the manage ment fee and total expenses of the fund; (3) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (4) the extent to which economies of scale would be realized as the fund grows; and (5) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In determining whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and independent Trustees’ counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity’s fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund’s shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided by Fidelity. The Board considered staffing within the investment adviser, FMR, and the sub advisers (together, the Investment Advisers), including the background of the fund’s portfolio manager and the fund’s investment objective and discipline. The independent Trustees also had discussions with senior management of Fidelity’s investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Fidelity Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Invest ment Advisers’ investment staff, their use of technology, and the Investment Advisers’ approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity’s extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity’s analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity’s portfolio managers and analysts have access to daily portfolio attribution that allows for monitor ing of a fund’s portfolio, as well as an electronic communication system that provides immediate real time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the Investment Advisers’ supervision of third party service providers, principally custodians and subcustodians. The Board reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of “soft” commission dollars to pay for research services. The Board also considered that Fidelity voluntarily decided in 2004 to stop using “soft” commission dollars to pay for market data and, instead, to pay for that data out of its own resources. The Board also considered the resources devoted to, and the record of compliance with, the fund’s compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24 hour access to account information and market informa tion through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. The Board noted that, since the last Advisory Contract renewals in July 2004, Fidelity has taken a number of actions that benefited particular

VIP Contrafund Portfolio

40

funds, including (i) voluntarily deciding in 2004 to stop using “soft” commission dollars to pay for market data and, instead, to pay for that data out of its own resources, (ii) contractually agreeing to impose management fee reductions and expense limitations on its five Spartan stock index funds and its stock index fund available through variable insurance products, (iii) contractually agreeing to eliminate the management fees on the Fidelity Freedom Funds and the Fidelity Advisor Freedom Funds, (iv) contractually agreeing to reduce the management fees on most of its investment grade taxable bond funds, and (v) contractually agreeing to impose expense limitations on its retail and Spartan investment grade taxable bond funds.

Investment Performance and Compliance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund’s absolute investment performance for each class, as well as the fund’s relative investment performance for each class measured against (i) a broad based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one , three , and five year periods ended December 31, 2004, the returns of Service Class and Initial Class of the fund, the returns of a broad based securities market index (“benchmark”), and a range of returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Service Class and Initial Class represent the performance of classes with high and low 12b 1 fees, respectively (not necessarily with the highest and lowest total expenses). (Unlike Service Class, Service Class 2, which has a higher 12b 1 fee than Service Class, did not have five years of performance as of December 31, 2004.) The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the Lipper peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of the class indicated.

The Board reviewed the fund’s relative investment performance against its Lipper peer group and stated that the performance of Initial Class of the fund was in the first quartile for the one , three , and five year periods. The Board also stated that the relative investment performance of Initial Class of the fund has compared favorably to its benchmark over time. The Board considered that the variations in performance among the fund’s classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

The Board has had thorough discussions with FMR throughout the year about the Board’s and FMR’s concerns about equity research, equity fund performance, and compliance with internal policies governing gifts and entertainment. FMR has taken steps that it believes will refocus and strengthen equity research and equity portfolio management and compliance. The Board noted with favor FMR’s recent reorganization of its senior management team and FMR’s plans to dedicate additional resources to investment research, and participated in the process that led to those changes.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided by Fidelity will benefit the fund’s shareholders, particularly in light of the Board’s view that the fund’s shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund’s management fee and total expenses compared to “mapped groups” of competitive funds and classes. Fidelity creates “mapped groups” by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board’s management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

41 Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

The Board considered two proprietary management fee comparisons for the 12 month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the “Total Mapped Group” and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund’s standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. “TMG %” represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund’s. For example, a TMG % of 11% means that 89% of the funds in the Total Mapped Group had higher management fees than the fund. The “Asset Size Peer Group” (ASPG) comparison focuses on a fund’s standing relative to non Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile (“quadrant”) in which the fund’s management fee ranked, is also included in the chart and considered by the Board.

The Board noted that the fund’s management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2004.

Based on its review, the Board concluded that the fund’s management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class’s total expenses, the Board considered the fund’s management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund paid 12b 1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that each class’s total expenses ranked below its competitive median for 2004.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses for each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the busi ness of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity’s profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity’s profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year’s methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board’s assessment of the results of Fidelity’s profitability analysis. PwC’s engagement includes the review and

VIP Contrafund Portfolio

42

assessment of Fidelity’s methodologies used in determining the revenues and expenses attributable to Fidelity’s mutual fund business, and completion of agreed upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After consider ing PwC’s reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity’s profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity’s non fund businesses and any fall out benefits related to the mutual fund business as well as cases where Fidelity’s affiliates may benefit from or be related to the fund’s business. In addition, a special committee of the Board reviewed services provided to Fidelity by its affiliates and determined that the fees that Fidelity paid for such services were reasonable.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and deter mined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

The Board recognized that the fund’s management contract incorporates a “group fee” structure, which provides for lower fee rates as total fund assets under FMR’s management increase, and for higher fee rates as total fund assets under FMR’s management decrease. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity’s costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR’s management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information regarding (i) equity fund transfer agency fees; (ii) Fidelity’s fund profitability methodology and the impact of various changes in the methodology over time; (iii) benefits to shareholders from economies of scale; (iv) composition and characteristics of various fund and industry data used in comparisons; and (v) compensation of portfolio managers and research analysts.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the exist ing advisory fee structures are fair and reasonable, and that the fund’s existing Advisory Contracts should be renewed.

43 Annual Report

VIP Contrafund Portfolio

44

45 Annual Report

VIP Contrafund Portfolio

46

Investment Adviser
Fidelity Management & Research Company
Boston, MA
Investment Sub Advisers
FMR Co., Inc.
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Far East) Inc.
Fidelity Investments Japan Limited
Fidelity International Investment Advisors
Fidelity International Investment Advisors
(U.K.) Limited
General Distributor
Fidelity Distributors Corporation
Boston, MA
Transfer and Service Agents
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA
Fidelity Service Company, Inc.
Boston, MA
Custodian
Brown Brothers Harriman & Co.
Boston, MA

VIPCON ANN 0206 1.540131.108

Fidelity® Variable Insurance Products: Contrafund® Portfolio — Service Class 2R

Annual Report December 31, 2005

Contents

Performance	3	How the fund has done over time.
Management’s Discussion	4	The manager’s review of fund performance, strategy and
		outlook.
Shareholder Expense Example	5	An example of shareholder expenses.
Investment Changes	7	A summary of major shifts in the fund’s investments over the
		past six months.
Investments	8	A complete list of the fund’s investments with their
		market values.
Financial Statements	23	Statements of assets and liabilities, operations, and
		changes in net assets, as well as financial highlights.
Notes	28	Notes to the financial statements.
Report of Independent Registered Public	33
Accounting Firm
Trustees and Officers	34
Distributions	39
Board Approval of Investment Advisory	40
Contracts and Management Fees

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the
Securities and Exchange Commission’s (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies, Inc. and have been licensed for use by Fidelity Distributors
Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the
SEC’s web site at http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regard ing the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity’s web site at http://www.advisor.fidelity.com.
NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE
Neither the fund nor Fidelity Distributors Corporation is a bank.

VIP Contrafund Portfolio 2

VIP Contrafund Portfolio Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class’ dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns
Periods ended December 31, 2005	Past 1	Past 5	Past 10
	year	years	years
VIP Contrafund - Service Class 2RA	16.67%	6.38%	11.91%

A The initial offering of Service Class 2R shares took place on April 24, 2002. Performance for Service Class 2R shares reflects an asset based service fee (12b 1 fee). Returns from January 12, 2000 to April 24, 2002 are those of Service Class 2. Returns from November 3, 1997 to January 12, 2000 are those of Service Class which reflect a different 12b 1 fee. Service Class 2R returns prior to November 3, 1997 are those of Initial Class and do not include the effects of a 12b 1 fee. Had Service Class 2R’s 12b 1 fee been re flected, returns prior to January 12, 2000 would have been lower.

$10,000 Over 10 Years

Let’s say hypothetically that $10,000 was invested in VIP Contrafund Portfolio Service Class 2R on December 31, 1995. The chart shows how the value of your investment would have changed, and also shows how the Standard & Poor’s 500SM Index performed over the same period.

3 Annual Report

VIP Contrafund Portfolio Management’s Discussion of Fund Performance

Comments from William Danoff, Portfolio Manager of VIP Contrafund Portfolio

U.S. equity benchmarks generally had positive results for the 12 months ending December 31, 2005, the third consecutive year that stocks finished in the black. Energy and utilities were the two best performing sectors, contributing greatly to the 4.91% gain of the Standard & Poor’s 500SM Index. Elsewhere, the NASDAQ Composite® Index returned 2.13%, while the Dow Jones Industrial AverageSM rose 1.72% . The U.S. economy did not decelerate as much as many had predicted, despite eight short term interest rate hikes, record high energy prices and the devastation caused by Hurricane Katrina. Meanwhile, corporate America notched its 14th consecutive quarter of double digit earnings gains through the third quarter of the year, an unprecedented streak in market history. From a style perspective, large cap stocks ended the six year reign of small caps by a narrow margin, but mid caps finished well ahead of both categories. The gap between growth and value stocks also was relatively narrow, with value gaining a slight edge.

For the year ending December 31, 2005, VIP Contrafund’s return was comfortably ahead of both the S&P 500® index and the LipperSM Variable Annuity Growth Funds Average, which returned 7.67% . (For specific portfolio performance results, please refer to the performance section of this report.) A continued emphasis on fast growing companies in expanding areas of the global economy, such as the Internet, wireless communications, health care and the emerging markets, helped drive overall performance, as did our commitment to the booming energy sector. The fund’s performance accelerated in the second half of 2005, aided by its bias toward growth oriented stocks, as well as by its overweighting versus the index in the materials sector, which rallied sharply during the past six months. Among the fund’s biggest contributors were Internet search firm Google, Canadian natural gas explorer EnCana, biotechnology leader Genentech, semiconductor provider Marvell Technology and Latin American telecommunication services operator American Movil. Detractors included such stocks as Avon Products, the direct seller of personal products for women, and dental equipment distributor Patterson Companies, both of which saw their share prices fall due to slower earnings growth. Weak results in some insurance industry holdings also hampered results, as did underweighting index component energy stocks such as Exxon Mobil.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as invest ment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

VIP Contrafund Portfolio 4

VIP Contrafund Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including manage ment fees, distribution and/or service (12b 1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2005 to December 31, 2005) for Initial Class, Service Class, Service Class 2 and Service Class 2R and for the entire period (July 21, 2005 to December 31, 2005) for Investor Class. The hypothetical expense Example is based on an investment of $1,000 invested for the one half year period (July 1, 2005 to Decem ber 31, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Ending
	Beginning	Account Value	Expenses Paid
	Account Value	December 31, 2005	During Period
Initial Class
Actual	$ 1,000.00	$ 1,128.80	$ 3.54B
HypotheticalA	$ 1,000.00	$ 1,021.88	$ 3.36C
Service Class
Actual	$ 1,000.00	$ 1,128.40	$ 4.08B
HypotheticalA	$ 1,000.00	$ 1,021.37	$ 3.87C
Service Class 2
Actual	$ 1,000.00	$ 1,127.50	$ 4.88B
HypotheticalA	$ 1,000.00	$ 1,020.62	$ 4.63C
Service Class 2R
Actual	$ 1,000.00	$ 1,127.40	$ 4.88B
HypotheticalA	$ 1,000.00	$ 1,020.62	$ 4.63C
Investor Class
Actual	$ 1,000.00	$ 1,093.90	$ 3.90B
HypotheticalA	$ 1,000.00	$ 1,021.02	$ 4.23C

A 5% return per year before expenses

55 Annual Report

VIP Contrafund Portfolio
Shareholder Expense Example continued

B Actual expenses are equal to each Class’ annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one half year period) for Initial Class, Service Class, Service Class 2 and Service Class 2R and
multiplied by 164/365 (to reflect the period July 21, 2005 to December 31, 2005) for Investor Class.
C Hypothetical expenses are equal to each Class’ annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annualized
Expense Ratio
Initial Class	66%
Service Class	76%
Service Class 2	91%
Service Class 2R	91%
Investor Class	83%

VIP Contrafund Portfolio

6

VIP Contrafund Portfolio
Investment Changes

Top Ten Stocks as of December 31, 2005
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Google, Inc. Class A (sub. vtg.)	3.4	2.0
Genentech, Inc.	2.9	2.8
EnCana Corp.	2.6	2.9
Berkshire Hathaway, Inc. Class A	2.2	2.4
Marvell Technology Group Ltd.	1.9	1.4
Yahoo!, Inc.	1.6	1.8
Apple Computer, Inc.	1.5	0.6
Procter & Gamble Co.	1.5	0.2
Samsung Electronics Co. Ltd.	1.4	1.2
America Movil SA de CV Series L
sponsored ADR	1.4	1.1
	20.4
Top Five Market Sectors as of December 31, 2005
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Information Technology	17.9	14.0
Financials	16.7	14.2
Health Care	14.3	14.3
Energy	11.9	13.8
Industrials	8.0	8.6

7 Annual Report

VIP Contrafund Portfolio
Investments December 31, 2005
Showing Percentage of Net Assets

Common Stocks 91.6%
	Shares	Value (Note 1)

CONSUMER DISCRETIONARY 6.2%
Auto Components – 0.1%
Bridgestone Corp.	264,000	$ 5,496,968
Johnson Controls, Inc.	20,000	1,458,200
		6,955,168
Automobiles – 0.6%
Honda Motor Co. Ltd.	135,000	7,821,900
Toyota Motor Corp. (d)	1,877,500	98,212,031
		106,033,931
Distributors 0.1%
Li & Fung Ltd.	4,040,000	7,789,622
Diversified Consumer Services 0.1%
Education Management Corp. (a)	219,500	7,355,445
Laureate Education, Inc. (a)	223,791	11,751,265
		19,106,710
Hotels, Restaurants & Leisure 2.1%
Ambassadors Group, Inc.	1,000,000	22,890,000
Aristocrat Leisure Ltd.	3,228,804	29,179,787
Boyd Gaming Corp.	138,900	6,619,974
Cosi, Inc. (a)	174,000	1,444,200
Domino’s Pizza, Inc.	327,700	7,930,340
Four Seasons Hotels, Inc. (ltd. vtg.) (d)	175,500	8,731,599
Gaylord Entertainment Co. (a)	52,827	2,302,729
Hilton Group PLC	1,090,498	6,824,156
Kerzner International Ltd. (a)	172,700	11,873,125
Las Vegas Sands Corp.	551,200	21,755,864
Life Time Fitness, Inc. (a)	223,582	8,516,238
Panera Bread Co. Class A (a)	921,036	60,493,644
Ruth’s Chris Steak House, Inc.	132,295	2,394,540
Shuffle Master, Inc. (a)(d)	256,772	6,455,248
Starbucks Corp. (a)	1,515,200	45,471,152
Station Casinos, Inc.	962,000	65,223,600
Texas Roadhouse, Inc. Class A (a)	364,812	5,672,827
The Cheesecake Factory, Inc. (a)	258,136	9,651,705
William Hill PLC	1,906,742	17,578,064
Wynn Resorts Ltd. (a)(d)	304,446	16,698,863
		357,707,655
Household Durables 0.1%
Garmin Ltd. (d)	102,500	6,800,875
Matsushita Electric Industrial Co. Ltd.	526,000	10,193,881
Technical Olympic USA, Inc.	86,200	1,817,958
		18,812,714
Internet & Catalog Retail 0.2%
Blue Nile, Inc. (a)(d)	216,000	8,706,960
Coldwater Creek, Inc. (a)	229,800	7,015,794
Expedia, Inc. (a)	562,100	13,467,916
NutriSystem, Inc. (a)	78,650	2,832,973
VistaPrint Ltd.	299,800	6,821,649
		38,845,292
Media 0.8%
Getty Images, Inc. (a)	263,700	23,540,499

See accompanying notes which are an integral part of the financial statements.
VIP Contrafund Portfolio	8

	Shares	Value (Note 1)
Harte Hanks, Inc.	187,500	$ 4,948,125
Interactive Data Corp.	252,400	5,732,004
McGraw Hill Companies, Inc.	342,200	17,667,786
Pearson PLC	441,100	5,220,708
Pixar (a)	534,106	28,158,068
Reuters Group PLC	1,273,700	9,439,738
Sirius Satellite Radio, Inc. (a)(d)	4,299,400	28,805,980
The Weinstein Co. Holdings, LLC Class A 1 (g)	11,499	11,499,000
XM Satellite Radio Holdings, Inc.
Class A (a)	134,758	3,676,198
		138,688,106
Multiline Retail – 0.4%
Marks & Spencer Group PLC	2,942,153	25,578,571
Target Corp.	797,400	43,833,078
		69,411,649
Specialty Retail 1.2%
Abercrombie & Fitch Co. Class A	82,400	5,370,832
Bed Bath & Beyond, Inc. (a)	80,277	2,902,014
Best Buy Co., Inc.	163,450	7,106,806
Chico’s FAS, Inc. (a)	657,400	28,879,582
Circuit City Stores, Inc.	450,700	10,181,313
Esprit Holdings Ltd.	329,500	2,341,536
Hennes & Mauritz AB (H&M) (B Shares)	175,325	5,958,556
Inditex SA	50,792	1,656,585
Office Depot, Inc. (a)	1,262,500	39,642,500
Staples, Inc.	1,432,800	32,538,888
The Children’s Place Retail Stores, Inc. (a)	37,000	1,828,540
TJX Companies, Inc.	888,100	20,630,563
Too, Inc. (a)	66,000	1,861,860
Urban Outfitters, Inc. (a)	1,430,360	36,202,412
Volcom, Inc.	113,400	3,856,734
Wet Seal, Inc. Class A (a)(d)	1,141,500	5,068,260
Zumiez, Inc.	71,578	3,093,601
		209,120,582
Textiles, Apparel & Luxury Goods 0.5%
Asics Corp. (d)	506,000	5,373,072
Burberry Group PLC	963,711	7,129,882
Coach, Inc. (a)	1,407,448	46,924,316
Deckers Outdoor Corp. (a)	44,100	1,218,042
Delta Woodside Industries, Inc. (a)	22,175	11,309
Geox Spa	219,882	2,415,912
Polo Ralph Lauren Corp. Class A	230,100	12,917,814
Puma AG	5,400	1,575,823
		77,566,170

TOTAL CONSUMER DISCRETIONARY		1,050,037,599

CONSUMER STAPLES 5.3%
Beverages 1.0%
Diageo PLC sponsored ADR	717,800	41,847,740
Hansen Natural Corp. (a)	22,696	1,788,672

See accompanying notes which are an integral part of the financial statements.
	9	Annual Report

9

VIP Contrafund Portfolio Investments - continued

Common Stocks continued
	Shares	Value (Note 1)

CONSUMER STAPLES – continued
Beverages – continued
PepsiCo, Inc.	1,720,610	$ 101,653,639
The Coca Cola Co.	641,000	25,838,710
		171,128,761
Food & Staples Retailing – 1.0%
Sysco Corp.	400,700	12,441,735
Tesco PLC	2,688,890	15,345,329
Wal Mart de Mexico SA de CV Series V	1,930,998	10,716,971
Walgreen Co.	1,017,690	45,042,959
Whole Foods Market, Inc.	993,914	76,919,004
		160,465,998
Food Products – 0.8%
Goodman Fielder Ltd.	2,202,500	3,376,696
Groupe Danone	103,740	10,838,212
Hershey Co.	546,100	30,172,025
Kellogg Co.	357,500	15,451,150
Nestle SA (Reg.)	93,417	27,939,788
Sara Lee Corp.	354,500	6,700,050
TreeHouse Foods, Inc. (a)	278,100	5,206,032
Wm. Wrigley Jr. Co.	611,300	40,645,337
		140,329,290
Household Products – 1.7%
Colgate Palmolive Co.	703,700	38,597,945
Procter & Gamble Co.	4,300,509	248,913,461
		287,511,406
Personal Products 0.8%
Avon Products, Inc.	4,143,356	118,292,814
Herbalife Ltd.	435,000	14,146,200
		132,439,014

TOTAL CONSUMER STAPLES		891,874,469

ENERGY 11.9%
Energy Equipment & Services – 1.7%
ENSCO International, Inc.	265,500	11,774,925
Halliburton Co.	857,600	53,136,896
Hydril Co. (a)	21,800	1,364,680
Noble Corp.	26,400	1,862,256
Schlumberger Ltd. (NY Shares)	1,849,000	179,630,350
Smith International, Inc.	1,165,450	43,249,850
		291,018,957
Oil, Gas & Consumable Fuels 10.2%
Apache Corp.	273,980	18,773,110
BG Group PLC sponsored ADR	235,100	11,677,417
Bill Barrett Corp.	389,000	15,019,290
Blackrock Ventures, Inc. (a)	2,597,100	25,690,637
BP PLC sponsored ADR	1,618,932	103,967,813
Burlington Resources, Inc.	696,480	60,036,576
Canadian Natural Resources Ltd.	93,000	4,610,202

See accompanying notes which are an integral part of the financial statements.
VIP Contrafund Portfolio	10

	Shares	Value (Note 1)
Canadian Oil Sands Trust unit	104,700	$ 11,347,641
China Petroleum & Chemical Corp. sponsored ADR (d)	215,940	10,710,624
CNX Gas Corp. (a)(e)	115,300	2,421,300
CONSOL Energy, Inc.	263,600	17,181,448
Devon Energy Corp.	712,800	44,578,512
EnCana Corp.	9,926,184	448,772,295
Encore Acquisition Co. (a)	189,742	6,079,334
EOG Resources, Inc.	1,445,800	106,078,346
Exxon Mobil Corp.	3,002,400	168,644,808
Highpine Oil & Gas Ltd.	175,900	3,132,020
Imperial Oil Ltd.	96,700	9,599,714
Mariner Energy, Inc. (a)(e)	527,600	9,364,900
Murphy Oil Corp.	2,522,000	136,162,780
Noble Energy, Inc.	255,424	10,293,587
Peabody Energy Corp.	282,100	23,250,682
PetroChina Co. Ltd. sponsored ADR	703,300	57,642,468
Petroleo Brasileiro SA Petrobras sponsored ADR	244,800	17,446,896
Plains Exploration & Production Co. (a)	213,400	8,478,382
Quicksilver Resources, Inc. (a)	540,200	22,693,802
Range Resources Corp.	470,000	12,379,800
Sasol Ltd. sponsored ADR	560,700	19,983,348
Talisman Energy, Inc.	446,990	23,684,645
Total SA sponsored ADR	565,769	71,513,202
Ultra Petroleum Corp. (a)	267,450	14,923,710
Valero Energy Corp.	3,810,280	196,610,448
XTO Energy, Inc.	621,600	27,313,104
		1,720,062,841

TOTAL ENERGY		2,011,081,798

FINANCIALS 16.7%
Capital Markets 1.5%
Charles Schwab Corp.	2,502,600	36,713,142
E*TRADE Financial Corp. (a)	333,970	6,966,614
Goldman Sachs Group, Inc.	658,200	84,058,722
Lazard Ltd. Class A	195,800	6,246,020
Legg Mason, Inc.	169,400	20,275,486
Lehman Brothers Holdings, Inc.	733,500	94,012,695
Nuveen Investments, Inc. Class A	36,400	1,551,368
		249,824,047
Commercial Banks – 2.5%
Allied Irish Banks PLC	1,156,100	24,833,027
Anglo Irish Bank Corp. PLC	1,722,482	26,142,035
Banco Itau Holding Financeira SA sponsored ADR (non vtg.)	398,000	9,559,960
Bank of America Corp.	1,093,500	50,465,025
HDFC Bank Ltd.	317,446	5,000,330
HDFC Bank Ltd. sponsored ADR	117,900	6,001,110
HSBC Holdings PLC sponsored ADR	124,517	10,019,883
M&T Bank Corp.	813,000	88,657,650

See accompanying notes which are an integral part of the financial statements.

11 Annual Report

11

VIP Contrafund Portfolio
Investments - continued

Common Stocks continued
	Shares	Value (Note 1)

FINANCIALS – continued
Commercial Banks – continued
Mitsubishi UFJ Financial Group, Inc.	203	$ 2,779,070
Royal Bank of Scotland Group PLC	996,500	30,107,456
Shinhan Financial Group Co. Ltd.	170,180	6,933,886
Uniao de Bancos Brasileiros SA (Unibanco) GDR	558,600	35,510,202
Wells Fargo & Co.	2,092,800	131,490,624
		427,500,258
Consumer Finance – 1.4%
American Express Co.	2,086,650	107,379,009
SLM Corp.	2,443,500	134,612,415
		241,991,424
Diversified Financial Services – 0.8%
Brookfield Asset Management, Inc.
Class A	186,400	9,397,363
Chicago Mercantile Exchange Holdings, Inc. Class A	24,700	9,077,003
JPMorgan Chase & Co.	700,100	27,786,969
Moody’s Corp.	1,361,500	83,623,330
		129,884,665
Insurance – 8.9%
ACE Ltd.	526,400	28,130,816
Admiral Group PLC	1,736,600	13,602,879
AFLAC, Inc.	922,100	42,803,882
Allstate Corp.	2,443,000	132,093,010
American Equity Investment Life Holding Co.	110,100	1,436,805
American International Group, Inc.	2,502,914	170,773,822
Assurant, Inc.	880,450	38,290,771
Assured Guaranty Ltd.	66,100	1,678,279
Axis Capital Holdings Ltd.	1,247,000	39,006,160
Berkshire Hathaway, Inc. Class A (a)	4,240	375,748,800
Endurance Specialty Holdings Ltd.	111,800	4,008,030
Everest Re Group Ltd.	1,074,080	107,783,928
Fidelity National Financial, Inc.	130,600	4,804,774
Genworth Financial, Inc. Class A (non vtg.)	297,800	10,297,924
HCC Insurance Holdings, Inc.	153,450	4,554,396
Loews Corp.	358,500	34,003,725
Markel Corp. (a)	18,550	5,881,278
Mercury General Corp.	251,400	14,636,508
MetLife, Inc.	1,727,400	84,642,600
MetLife, Inc. unit	909,684	25,061,794
Millea Holdings, Inc.	132	2,272,677
Montpelier Re Holdings Ltd.	452,300	8,548,470
PartnerRe Ltd.	193,900	12,733,413
Progressive Corp.	526,700	61,508,026
Prudential Financial, Inc.	886,800	64,904,892
RenaissanceRe Holdings Ltd.	205,065	9,045,417
RLI Corp.	173,700	8,662,419
StanCorp Financial Group, Inc.	273,800	13,676,310

	Shares	Value (Note 1)
The Chubb Corp.	653,600	$ 63,824,040

See accompanying notes which are an integral part of the financial statements.
VIP Contrafund Portfolio	12

	Shares	Value (Note 1)

The St. Paul Travelers Companies, Inc.	1,021,500	45,630,405
W.R. Berkley Corp.	992,775	47,275,946
White Mountains Insurance Group Ltd.	53,567	29,919,848
Willis Group Holdings Ltd.	219,900	8,123,106
		1,515,365,150
Real Estate 0.7%
CB Richard Ellis Group, Inc. Class A (a)	767,900	45,190,915
CBL & Associates Properties, Inc.	436,642	17,251,725
Equity Office Properties Trust	10,200	309,366
Equity Residential (SBI)	274,000	10,718,880
General Growth Properties, Inc.	142,400	6,691,376
Global Signal, Inc.	152,900	6,599,164
Mitsui Fudosan Co. Ltd.	496,000	10,075,231
Vornado Realty Trust	289,400	24,156,218
		120,992,875
Thrifts & Mortgage Finance – 0.9%
Golden West Financial Corp., Delaware	2,214,500	146,157,000
Hudson City Bancorp, Inc.	250,000	3,030,000
		149,187,000

TOTAL FINANCIALS		2,834,745,419

HEALTH CARE 14.3%
Biotechnology – 4.3%
Actelion Ltd. (Reg.) (a)	71,198	5,889,819
Amgen, Inc. (a)	371,600	29,304,376
Amylin Pharmaceuticals, Inc. (a)	39,700	1,584,824
Anadys Pharmaceuticals, Inc. (a)	475,900	4,187,920
Arena Pharmaceuticals, Inc. (a)	678,700	9,651,114
Biogen Idec, Inc. (a)	24,500	1,110,585
BioMarin Pharmaceutical, Inc. (a)	66,900	721,182
Celgene Corp. (a)	464,300	30,086,640
Cephalon, Inc. (a)	27,600	1,786,824
Exelixis, Inc. (a)	297,200	2,799,624
Genentech, Inc. (a)	5,304,900	490,703,250
Genmab AS (a)	66,000	1,413,837
Genzyme Corp. (a)	311,000	22,012,580
Gilead Sciences, Inc. (a)	1,153,700	60,719,231
ICOS Corp. (a)	148,800	4,111,344
Idenix Pharmaceuticals, Inc. (a)	416,000	7,117,760
MannKind Corp. (a)(d)	603,741	6,798,124
MannKind Corp. warrants 8/3/10 (a)(g)	86,731	446,294
Medarex, Inc. (a)	681,700	9,441,545
MedImmune, Inc. (a)	263,600	9,231,272
Myogen, Inc. (a)	110,124	3,321,340
Neurocrine Biosciences, Inc. (a)	25,000	1,568,250
Protein Design Labs, Inc. (a)	87,920	2,498,686
Seattle Genetics, Inc. (a)	712,300	3,362,056
Tanox, Inc. (a)	215,523	3,528,112

See accompanying notes which are an integral part of the financial statements.

13 Annual Report

13

VIP Contrafund Portfolio
Investments - continued

Common Stocks continued
	Shares	Value (Note 1)

HEALTH CARE continued
Biotechnology – continued
Techne Corp. (a)	149,979	$ 8,421,321
Theravance, Inc. (a)	115,900	2,610,068
United Therapeutics Corp. (a)	30,600	2,115,072
ViaCell, Inc.	196,800	1,106,016
		727,649,066
Health Care Equipment & Supplies 3.7%
Alcon, Inc.	681,800	88,361,280
Aspect Medical Systems, Inc. (a)	71,400	2,452,590
C.R. Bard, Inc.	461,000	30,389,120
China Medical Technologies, Inc. sponsored ADR (d)	287,600	9,160,060
Conceptus, Inc. (a)	353,013	4,455,024
DENTSPLY International, Inc.	1,219,162	65,456,808
Foxhollow Technologies, Inc. (a)(d)	492,840	14,681,704
Gen Probe, Inc. (a)	578,100	28,205,499
Hospira, Inc. (a)	223,800	9,574,164
IDEXX Laboratories, Inc. (a)	28,270	2,034,875
Intuitive Surgical, Inc. (a)	675,305	79,193,017
IRIS International, Inc. (a)	71,500	1,562,990
Kyphon, Inc. (a)	694,800	28,368,684
LifeCell Corp. (a)	115,700	2,206,399
Medtronic, Inc.	749,340	43,139,504
Mentor Corp.	109,300	5,036,544
NeuroMetrix, Inc. (a)	87,600	2,389,728
NMT Medical, Inc. (a)	166,314	2,661,024
Nobel Biocare Holding AG (Switzerland)	50,349	11,073,715
NuVasive, Inc. (a)	206,437	3,736,510
ResMed, Inc. (a)	244,200	9,355,302
Respironics, Inc. (a)	65,700	2,435,499
Somanetics Corp. (a)	57,500	1,840,000
St. Jude Medical, Inc. (a)	2,835,652	142,349,730
Syneron Medical Ltd. (a)	170,600	5,416,550
Thermo Electron Corp. (a)	865,300	26,071,489
Varian Medical Systems, Inc. (a)	187,300	9,428,682
Viasys Healthcare, Inc. (a)	142,900	3,672,530
		634,709,021
Health Care Providers & Services 4.0%
Aetna, Inc.	2,463,300	232,313,823
American Healthways, Inc. (a)	70,011	3,167,998
Caremark Rx, Inc. (a)	473,600	24,527,744
Cerner Corp. (a)	58,400	5,309,144
Chemed Corp. New	44,000	2,185,920
Health Net, Inc. (a)	353,000	18,197,150
Merge Technologies, Inc. (a)(d)	755,230	18,910,959
Patterson Companies, Inc. (a)	3,103,304	103,650,354
UnitedHealth Group, Inc.	3,135,060	194,812,628
VCA Antech, Inc. (a)	226,800	6,395,760
WebMD Health Corp. Class A	28,300	822,115
WellPoint, Inc. (a)	731,200	58,342,448
		668,636,043

See accompanying notes which are an integral part of the financial statements.
VIP Contrafund Portfolio	14

	Shares	Value (Note 1)
Pharmaceuticals 2.3%
Allergan, Inc.	58,500	$ 6,315,660
Forest Laboratories, Inc. (a)	36,800	1,497,024
IVAX Corp. (a)	490,500	15,367,365
Johnson & Johnson	96,550	5,802,655
Kos Pharmaceuticals, Inc. (a)	176,300	9,119,999
New River Pharmaceuticals, Inc. (a)	26,700	1,385,196
Novartis AG sponsored ADR	1,042,300	54,699,904
Novo Nordisk AS Series B	7,637	429,596
Roche Holding AG (participation certificate)	1,440,137	216,239,749
Salix Pharmaceuticals Ltd. (a)	160,000	2,812,800
Sanofi Aventis sponsored ADR	346,900	15,228,910
Schering Plough Corp.	1,833,300	38,224,305
Teva Pharmaceutical Industries Ltd. sponsored ADR	546,400	23,500,664
		390,623,827

TOTAL HEALTH CARE		2,421,617,957

INDUSTRIALS – 8.0%
Aerospace & Defense – 0.7%
L 3 Communications Holdings, Inc.	135,500	10,074,425
Lockheed Martin Corp.	1,188,735	75,639,208
Precision Castparts Corp.	395,272	20,479,042
United Technologies Corp.	233,500	13,054,985
		119,247,660
Air Freight & Logistics – 0.7%
C.H. Robinson Worldwide, Inc.	2,630,974	97,424,967
United Parcel Service, Inc. Class B	171,600	12,895,740
UTI Worldwide, Inc.	80,000	7,427,200
		117,747,907
Airlines – 0.6%
Gol Linhas Aereas Inteligentes SA sponsored ADR (d)	422,000	11,904,620
JetBlue Airways Corp. (a)	120,450	1,852,521
Republic Airways Holdings, Inc. (a)	635,388	9,657,898
Ryanair Holdings PLC sponsored ADR (a)	1,322,551	74,049,630
Southwest Airlines Co.	146,400	2,405,352
US Airways Group, Inc. (a)	231,900	8,612,766
		108,482,787
Commercial Services & Supplies 0.6%
Advisory Board Co. (a)	55,700	2,655,219
Aramark Corp. Class B	786,050	21,836,469
Corporate Executive Board Co.	90,500	8,117,850
Equifax, Inc.	182,600	6,942,452
Monster Worldwide, Inc. (a)	180,676	7,375,194
PHH Corp. (a)	133,200	3,732,264
Resources Connection, Inc. (a)	769,800	20,060,988
Robert Half International, Inc.	632,205	23,954,247
		94,674,683

See accompanying notes which are an integral part of the financial statements.

15 Annual Report

15

VIP Contrafund Portfolio
Investments - continued

Common Stocks continued
	Shares	Value (Note 1)

INDUSTRIALS – continued
Construction & Engineering – 0.3%
Jacobs Engineering Group, Inc. (a)	563,620	$ 38,252,889
URS Corp. (a)	251,700	9,466,437
		47,719,326
Electrical Equipment 0.7%
Cooper Industries Ltd. Class A	963,800	70,357,400
Energy Conversion Devices, Inc. (a)(d)	264,300	10,770,225
Motech Industries, Inc.	921,515	12,688,675
NEOMAX Co. Ltd. (d)	202,000	6,647,386
Roper Industries, Inc.	127,600	5,041,476
SolarWorld AG	19,500	2,608,613
Ultralife Batteries, Inc. (a)	306,920	3,683,040
		111,796,815
Industrial Conglomerates 1.1%
3M Co.	2,156,020	167,091,550
Hutchison Whampoa Ltd.	2,327,000	22,163,620
Raven Industries, Inc.	7,343	211,846
		189,467,016
Machinery – 2.5%
A.S.V., Inc. (a)(d)	326,328	8,151,673
Bucyrus International, Inc. Class A	291,700	15,372,590
Caterpillar, Inc.	951,500	54,968,155
Cummins, Inc.	347,200	31,154,256
Danaher Corp.	2,981,060	166,283,527
IDEX Corp.	413,400	16,994,874
Joy Global, Inc.	1,277,753	51,110,120
PACCAR, Inc.	1,146,943	79,402,864
Volvo AB sponsored ADR	134,400	6,327,552
		429,765,611
Marine – 0.0%
American Commercial Lines, Inc.	63,300	1,917,357
Road & Rail 0.6%
Canadian National Railway Co.	545,800	43,727,850
Heartland Express, Inc.	458,968	9,312,461
Knight Transportation, Inc.	559,680	11,602,166
Landstar System, Inc.	754,144	31,477,971
		96,120,448
Trading Companies & Distributors – 0.2%
Fastenal Co.	585,224	22,934,929
Mitsui & Co. Ltd.	1,334,000	17,141,004
		40,075,933

TOTAL INDUSTRIALS		1,357,015,543

INFORMATION TECHNOLOGY 17.9%
Communications Equipment – 1.6%
Comverse Technology, Inc. (a)	1,046,327	27,821,835
Corning, Inc. (a)	744,900	14,644,734
CSR PLC (a)	738,127	11,893,963

See accompanying notes which are an integral part of the financial statements.
VIP Contrafund Portfolio	16

		Shares	Value (Note 1)
ECI Telecom Ltd. (a)		679,500	$ 5,089,455
F5 Networks, Inc. (a)		156,038	8,923,813
Foxconn International Holdings Ltd.		3,533,000	5,764,053
Harris Corp.		532,200	22,889,922
Ixia (a)		355,500	5,254,290
JDS Uniphase Corp. (a)		600,200	1,416,472
Motorola, Inc.		3,317,838	74,949,960
Nokia Corp. sponsored ADR		300,000	5,490,000
Nortel Networks Corp. (a)		2,325,900	7,117,254
QUALCOMM, Inc.		1,923,200	82,851,456
Sycamore Networks, Inc. (a)		340,300	1,470,096
			275,577,303
Computers & Peripherals 2.6%
Apple Computer, Inc. (a)		3,477,363	249,987,626
EMC Corp. (a)		864,300	11,771,766
Hewlett Packard Co.		4,408,200	126,206,766
Logitech International SA sponsored ADR (a)		315,800	14,769,966
Network Appliance, Inc. (a)		613,400	16,561,800
SanDisk Corp. (a)		292,669	18,385,467
Seagate Technology		152,400	3,046,476
			440,729,867
Electronic Equipment & Instruments – 0.8%
Agilent Technologies, Inc. (a)		345,100	11,488,379
Amphenol Corp. Class A		502,200	22,227,372
Cogent, Inc. (a)		137,920	3,128,026
FLIR Systems, Inc. (a)		779,149	17,398,397
Hon Hai Precision Industry Co. Ltd. (Foxconn)		8,199,113	44,958,809
Hoya Corp.		131,400	4,725,296
Mettler Toledo International, Inc. (a)		232,100	12,811,920
National Instruments Corp.		222,623	7,135,067
Nidec Corp.		18,600	1,582,274
			125,455,540
Internet Software & Services 5.4%
Akamai Technologies, Inc. (a)		1,689,483	33,671,396
Google, Inc. Class A (sub. vtg.) (a)		1,405,999	583,292,742
iVillage, Inc. (a)		1,107,313	8,880,650
Websense, Inc. (a)		112,967	7,415,154
WebSideStory, Inc. (a)		239,200	4,336,696
Yahoo!, Inc. (a)		7,070,186	277,009,887
			914,606,525
IT Services 1.7%
Accenture Ltd. Class A		606,400	17,506,768
Anteon International Corp. (a)		407,000	22,120,450
Ceridian Corp. (a)		146,600	3,643,010
CheckFree Corp. (a)		341,602	15,679,532
Cognizant Technology Solutions Corp. Class A (a)		858,984	43,249,844
First Data Corp.		295,100	12,692,251
Fiserv, Inc. (a)		215,400	9,320,358
Global Payments, Inc.		526,000	24,516,860
Heartland Payment Systems, Inc.		16,000	346,560

See accompanying notes which are an integral part of the financial statements.
	17		Annual Report

17

VIP Contrafund Portfolio
Investments - continued

Common Stocks continued
	Shares	Value (Note 1)

INFORMATION TECHNOLOGY – continued
IT Services – continued
Infosys Technologies Ltd. sponsored ADR	704,900	$ 56,998,214
MoneyGram International, Inc.	143,700	3,747,696
MPS Group, Inc. (a)	154,100	2,106,547
Paychex, Inc.	477,700	18,209,924
SRA International, Inc. Class A (a)	1,209,800	36,947,292
VeriFone Holdings, Inc.	665,200	16,829,560
Wright Express Corp.	180,400	3,968,800
		287,883,666
Semiconductors & Semiconductor Equipment – 4.0%
Advanced Analogic Technologies, Inc.	168,400	2,332,340
ATI Technologies, Inc. (a)	188,000	3,201,927
Broadcom Corp. Class A (a)	861,900	40,638,585
Freescale Semiconductor, Inc. Class A (a)	57,300	1,443,387
Hittite Microwave Corp.	50,973	1,179,515
Lam Research Corp. (a)	219,700	7,838,896
Marvell Technology Group Ltd. (a)	5,685,200	318,882,868
MathStar, Inc.	85,100	486,772
MediaTek, Inc.	233,200	2,749,254
Monolithic Power Systems, Inc. (a)	297,100	4,453,529
National Semiconductor Corp.	480,900	12,493,782
NVIDIA Corp. (a)	688,500	25,171,560
Powertech Technology, Inc.	1,450,000	4,770,536
Samsung Electronics Co. Ltd.	372,754	243,816,306
Siliconware Precision Industries Co. Ltd. sponsored ADR (d)	220,200	1,528,188
SiRF Technology Holdings, Inc. (a)	324,800	9,679,040
		680,666,485
Software 1.8%
Activision, Inc. (a)	1,300,680	17,871,343
Adobe Systems, Inc.	1,535,976	56,769,673
Altiris, Inc. (a)	761,839	12,867,461
Autodesk, Inc. (a)	855,422	36,740,375
Blackboard, Inc. (a)	157,500	4,564,350
Citrix Systems, Inc. (a)	204,889	5,896,705
FileNET Corp. (a)	524,159	13,549,510
Intuit, Inc. (a)	594,682	31,696,551
JAMDAT Mobile, Inc. (a)	68,806	1,828,863
McAfee, Inc. (a)	797,300	21,630,749
NAVTEQ Corp. (a)	759,300	33,310,491
NDS Group PLC sponsored ADR (a)	78,800	3,242,620
Quality Systems, Inc.	101,847	7,817,776
Red Hat, Inc. (a)	267,874	7,296,888
Salesforce.com, Inc. (a)	761,700	24,412,485
SAP AG sponsored ADR	363,000	16,360,410
Symantec Corp. (a)	314,298	5,500,215
THQ, Inc. (a)	117,300	2,797,605
		304,154,070

TOTAL INFORMATION TECHNOLOGY		3,029,073,456

See accompanying notes which are an integral part of the financial statements.
VIP Contrafund Portfolio	18

	Shares	Value (Note 1)

MATERIALS 7.7%
Chemicals 1.1%
Agrium, Inc.	420,700	$ 9,271,286
Bayer AG	587,000	24,513,121
Celanese Corp. Class A	805,000	15,391,600
Chemtura Corp.	483,174	6,136,310
Ecolab, Inc.	1,696,800	61,542,936
Monsanto Co.	33,000	2,558,490
Nalco Holding Co. (a)	596,200	10,558,702
Praxair, Inc.	1,216,300	64,415,248
		194,387,693
Construction Materials – 0.2%
Eagle Materials, Inc.	152,700	18,684,372
Florida Rock Industries, Inc.	39,300	1,928,058
Lafarge SA (Bearer)	18,197	1,637,231
Rinker Group Ltd.	1,514,565	18,276,101
		40,525,762
Containers & Packaging – 0.2%
Crown Holdings, Inc. (a)	588,400	11,491,452
Owens Illinois, Inc. (a)	1,073,184	22,579,791
Peak International Ltd. (a)	200,000	530,000
		34,601,243
Metals & Mining – 6.2%
Aber Diamond Corp.	248,450	9,183,172
Agnico Eagle Mines Ltd.	297,100	5,882,966
Anglo American PLC ADR (d)	2,019,572	70,240,714
Bema Gold Corp. (a)	4,417,100	12,804,290
BHP Billiton Ltd. sponsored ADR	3,581,270	119,686,043
Companhia Vale do Rio Doce sponsored ADR	1,048,700	43,143,518
Compania de Minas Buenaventura SA sponsored ADR	305,400	8,642,820
Compass Minerals International, Inc.	430,100	10,554,654
Eldorado Gold Corp. (a)	2,600,600	12,728,411
Falconbridge Ltd.	286,000	8,487,377
First Quantum Minerals Ltd.	590,500	18,920,584
Freeport McMoRan Copper & Gold, Inc. Class B	512,034	27,547,429
Gabriel Resources Ltd. (a)	1,532,200	3,743,020
Gerdau SA sponsored ADR	948,250	15,816,810
Glamis Gold Ltd. (a)	2,772,400	76,240,702
Goldcorp, Inc.	4,377,766	97,530,549
IPSCO, Inc.	626,900	52,150,444
Ivanhoe Mines Ltd. (a)	1,666,900	11,972,487
Lihir Gold Ltd. (a)	3,746,700	5,991,494
Meridian Gold, Inc. (a)	207,300	4,543,464
New Gold, Inc. (a)	210,500	1,412,326
Newcrest Mining Ltd.	644,400	11,486,601
Newmont Mining Corp.	3,313,151	176,922,263
Nucor Corp.	261,300	17,433,936
Phelps Dodge Corp.	142,800	20,544,636

See accompanying notes which are an integral part of the financial statements.

19 Annual Report

19

VIP Contrafund Portfolio
Investments - continued

Common Stocks continued
	Shares	Value (Note 1)

MATERIALS – continued
Metals & Mining – continued
POSCO sponsored ADR (d)	699,400	$ 34,627,294
Rio Tinto PLC (Reg.)	2,527,375	115,494,705
Shore Gold, Inc. (a)	329,800	2,178,714
Southern Copper Corp.	105,700	7,079,786
Teck Cominco Ltd. Class B (sub. vtg.)	581,200	31,020,997
United States Steel Corp.	23,100	1,110,417
Xstrata PLC	333,900	7,817,627
		1,042,940,250

TOTAL MATERIALS		1,312,454,948

TELECOMMUNICATION SERVICES 3.3%
Diversified Telecommunication Services – 0.0%
NeuStar, Inc. Class A	94,500	2,881,305
PT Telkomunikasi Indonesia Tbk sponsored ADR	55,100	1,314,686
Telkom SA Ltd.	105,700	2,250,980
		6,446,971
Wireless Telecommunication Services – 3.3%
ALLTEL Corp.	41,611	2,625,654
America Movil SA de CV Series L sponsored ADR	8,060,700	235,856,082
American Tower Corp. Class A (a)	1,254,280	33,990,988
China Mobile (Hong Kong) Ltd. sponsored ADR	564,400	13,568,176
Investcom LLC GDR	174,500	2,451,725
Leap Wireless International, Inc. (a)	85,800	3,250,104
MTN Group Ltd.	220,000	2,160,885
Nextel Partners, Inc. Class A (a)	2,676,000	74,767,440
NII Holdings, Inc. (a)	2,553,306	111,528,406
Rogers Communications, Inc. Class B (non vtg.)	346,800	14,676,840
Sprint Nextel Corp.	2,234,791	52,204,718
Turkcell Iletisim Hizmet AS sponsored ADR	82,000	1,259,520
Vimpel Communications sponsored ADR (a)	254,400	11,252,112
		559,592,650

TOTAL TELECOMMUNICATION SERVICES		566,039,621

	Shares	Value (Note 1)

UTILITIES 0.3%
Electric Utilities – 0.0%
Exelon Corp.	95,485	$ 5,074,073
Gas Utilities 0.2%
Questar Corp.	133,800	10,128,660
Southern Union Co.	753,777	17,811,751
		27,940,411
Independent Power Producers & Energy Traders 0.1%
AES Corp. (a)	699,600	11,074,668
NRG Energy, Inc. (a)	40,700	1,917,784
TXU Corp.	54,600	2,740,374
		15,732,826

See accompanying notes which are an integral part of the financial statements.
VIP Contrafund Portfolio	20

	Shares	Value (Note 1)

Water Utilities – 0.0%
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) sponsored ADR	130,700	2,204,909
TOTAL UTILITIES		50,952,219

TOTAL COMMON STOCKS
(Cost $10,396,097,286)	15,524,893,029
Nonconvertible Preferred Stocks 0.0%

CONSUMER DISCRETIONARY 0.0%
Automobiles – 0.0%
Porsche AG (non vtg.)	5,253	3,774,603
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $3,884,012)		3,774,603
Nonconvertible Bonds 0.0%
	Principal
	Amount
INDUSTRIALS – 0.0%
Machinery – 0.0%
Rexnord Corp. 10.125% 12/15/12	$ 1,675,000	1,804,813
TOTAL NONCONVERTIBLE BONDS
(Cost $1,800,551)		1,804,813
U.S. Treasury Obligations 0.2%

U.S. Treasury Notes 4.25% 8/15/14
(Cost $30,067,717)	29,700,000	29,375,141
Floating Rate Loans 0.0%
	Principal	Value (Note 1)
	Amount
CONSUMER DISCRETIONARY 0.0%
Media 0.0%
Charter Communications Operating LLC Tranche B, term loan 7.5% 4/7/11 (f)	$ 2,160,840	$ 2,166,242
TOTAL FLOATING RATE LOANS
(Cost $2,126,750)		2,166,242
Money Market Funds 9.7%
	Shares
Fidelity Cash Central Fund, 4.28% (b)	1,447,426,428	1,447,426,428
Fidelity Securities Lending Cash Central Fund, 4.35% (b)(c)	202,374,983	202,374,983

TOTAL MONEY MARKET FUNDS
(Cost $1,649,801,411)	1,649,801,411
TOTAL INVESTMENT
PORTFOLIO 101.5%
(Cost $12,083,777,727)	17,211,815,239

NET OTHER ASSETS (1.5)%	(252,866,807)
NET ASSETS 100%	$ 16,958,948,432

See accompanying notes which are an integral part of the financial statements.
21		Annual Report
21

VIP Contrafund Portfolio Investments - continued

Legend

(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.

(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $11,786,200 or 0.1% of net assets.

(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(g) Restricted securities – Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $11,945,294 or 0.1% of net assets.

Additional information on each holding is as follows:

Security	Acquisition Date	Acquisition Cost
MannKind Corp. warrants 8/3/10	8/3/05	$ 2,168
The Weinstein Co. Holdings, LLC
Class A 1	10/19/05	11,499,000

Affiliated Central Funds

Information regarding income received by the fund from the affiliated Central funds during the period is as follows:

Fund	Income received
Fidelity Cash Central Fund	$ 35,535,248
Fidelity Securities Lending Cash Central Fund	3,887,662
Total	$ 39,422,910

Other Information

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:

United States of America	73.7%
Canada	6.0%
Bermuda	3.8%
United Kingdom	3.0%
Switzerland	2.5%
Korea (South)	1.6%
Mexico	1.5%
Australia	1.1%
Netherlands Antilles	1.1%
Japan	1.1%
Others (individually less than 1%)	4.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

VIP Contrafund Portfolio 22

VIP Contrafund Portfolio

Financial Statements

Statement of Assets and Liabilities
	December 31, 2005

Assets
Investment in securities, at value (including securities loaned of $196,972,823) — See accompanying schedule:
Unaffiliated issuers (cost $10,433,976,316)	$ 15,562,013,828
Affiliated Central Funds (cost $1,649,801,411)	1,649,801,411
Total Investments (cost $12,083,777,727)		$17,211,815,239
Cash		3,239
Receivable for investments sold		19,343,735
Receivable for fund shares sold		12,696,851
Dividends receivable		16,299,473
Interest receivable		5,572,434
Prepaid expenses		70,319
Other affiliated receivables		33,112
Other receivables		1,243,953
Total assets		17,267,078,355

Liabilities
Payable to custodian bank	$ 1,519,243
Payable for investments purchased	81,257,470
Payable for fund shares redeemed	12,520,479
Accrued management fee	8,054,634
Distribution fees payable	877,808
Other affiliated payables	1,216,717
Other payables and accrued expenses	308,589
Collateral on securities loaned, at value	202,374,983
Total liabilities		308,129,923

Net Assets		$16,958,948,432
Net Assets consist of:
Paid in capital		$11,607,000,642
Undistributed net investment income		84,552,685
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		139,440,793
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		5,127,954,312
Net Assets		$16,958,948,432

Statement of Assets and Liabilities continued
	December 31, 2005

Initial Class:
Net Asset Value, offering price and redemption price per share ($11,099,526,611 ÷ 357,705,074 shares)		$31.03
Service Class:
Net Asset Value, offering price and redemption price per share ($2,503,244,005 ÷ 80,941,419 shares)		$30.93
Service Class 2:
Net Asset Value, offering price and redemption price per share ($3,247,908,596 ÷ 105,831,199 shares)		$30.69
Service Class 2R:
Net Asset Value, offering price and redemption price per share ($19,596,139 ÷ 640,247 shares)		$30.61
Investor Class:
Net Asset Value, offering price and redemption price per share ($88,673,081 ÷ 2,860,028 shares)		$31.00

See accompanying notes which are an integral part of the financial statements.

23 Annual Report

VIP Contrafund Portfolio
Financial Statements - continued

Statement of Operations
	Year ended December 31, 2005

Investment Income
Dividends		$ 137,245,150
Interest		8,679,081
Income from affiliated Central Funds (including $3,887,662 from security lending)		39,422,910
Total income		185,347,141

Expenses
Management fee	$ 81,763,602
Transfer agent fees	9,634,988
Distribution fees	7,839,458
Accounting and security lending fees	1,621,862
Independent trustees’ compensation	62,327
Appreciation in deferred trustee compensation account	15,790
Custodian fees and expenses	992,465
Registration fees	27,303
Audit	118,093
Legal	77,043
Interest	3,833
Miscellaneous	678,204
Total expenses before reductions	102,834,968
Expense reductions	(3,381,282)	99,453,686

Net investment income (loss)		85,893,455
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers(net of foreign taxes of $7,354)	864,204,484
Foreign currency transactions	28,613
Total net realized gain (loss)		864,233,097
Change in net unrealized appreciation (depreciation) on:
Investment securities (net of increase in deferred foreign taxes of $65,498)	1,358,640,955
Assets and liabilities in foreign currencies	(79,881)
Total change in net unrealized appreciation (depreciation)		1,358,561,074
Net gain (loss)		2,222,794,171
Net increase (decrease) in net assets resulting from operations		$ 2,308,687,626

Statement of Changes in Net Assets
	Year ended	Year ended
	December 31,	December 31,
	2005	2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 85,893,455	$ 34,455,005
Net realized gain (loss)	864,233,097	556,167,741
Change in net unrealized appreciation (depreciation)	1,358,561,074	1,079,025,648
Net increase (decrease) in net assets resulting from operations	2,308,687,626	1,669,648,394
Distributions to shareholders from net investment income	(34,307,236)	(33,283,266)
Distributions to shareholders from net realized gain	(2,452,648)	—
Total distributions	(36,759,884)	(33,283,266)
Share transactions - net increase (decrease)	1,801,725,122	974,982,321
Redemption fees	5,695	5,434
Total increase (decrease) in net assets	4,073,658,559	2,611,352,883

Net Assets
Beginning of period	12,885,289,873	10,273,936,990
End of period (including undistributed net investment income of $84,552,685 and undistributed net investment
income of $30,613,930, respectively)	$ 16,958,948,432	$ 12,885,289,873

See accompanying notes which are an integral part of the financial statements.
VIP Contrafund Portfolio	24

Financial Highlights Initial Class
Years ended December 31,	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 26.62	$ 23.13	$ 18.10	$ 20.13	$ 23.75
Income from Investment Operations
Net investment income (loss)C	18.08		.07	.10	.16
Net realized and unrealized gain (loss)	4.32	3.49	5.05	(1.97)	(3.01)
Total from investment operations	4.50	3.57	5.12	(1.87)	(2.85)
Distributions from net investment income	(.08)	(.08)	(.09)	(.16)	(.17)
Distributions from net realized gain	(.01)	—	—	—	(.60)
Total distributions	(.09)F	(.08)	(.09)	(.16)	(.77)
Redemption fees added to paid in capitalC,E	—	—	—	—	—
Net asset value, end of period	$ 31.03	$ 26.62	$ 23.13	$ 18.10	$ 20.13
Total ReturnA,B	16.94%	15.48%	28.46%	(9.35)%	(12.28)%
Ratios to Average Net AssetsD
Expenses before reductions	66%	.68%	.67%	.68%	.68%
Expenses net of fee waivers, if any	66%	.68%	.67%	.68%	.68%
Expenses net of all reductions	64%	.66%	.65%	.64%	.64%
Net investment income (loss)	66%	.35%	.34%	.50%	.77%
Supplemental Data
Net assets, end of period (000 omitted)	$11,099,527	$9,127,616	$7,665,424	$5,956,028	$6,972,615
Portfolio turnover rate	60%	64%	66%	84%	140%

A Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.
B Total returns would have been lower had certain expenses not been reduced during the periods shown.
C Calculated based on average shares outstanding during the period.
D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrange ments or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
E Amount represents less than $.01 per share.
F Total distribution of $.09 per share is comprised of distributions from net investment income of $.080 and distributions from net realized gain of $.005 per share.

Financial Highlights Service Class
Years ended December 31,	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 26.53	$ 23.06	$ 18.04	$ 20.06	$ 23.67
Income from Investment Operations
Net investment income (loss)C	16.06		.05	.08	.14
Net realized and unrealized gain (loss)	4.30	3.47	5.04	(1.96)	(3.00)
Total from investment operations	4.46	3.53	5.09	(1.88)	(2.86)
Distributions from net investment income	(.06)	(.06)	(.07)	(.14)	(.15)
Distributions from net realized gain	(.01)	—	—	—	(.60)
Total distributions	(.06)F	(.06)	(.07)	(.14)	(.75)
Redemption fees added to paid in capitalC,E	—	—	—	—	—
Net asset value, end of period	$ 30.93	$ 26.53	$ 23.06	$ 18.04	$ 20.06
Total ReturnA,B	16.85%	15.34%	28.35%	(9.42)%	(12.36)%
Ratios to Average Net AssetsD
Expenses before reductions	76%	.78%	.77%	.78%	.78%
Expenses net of fee waivers, if any	76%	.78%	.77%	.78%	.78%
Expenses net of all reductions	74%	.76%	.75%	.74%	.74%
Net investment income (loss)	56%	.25%	.24%	.39%	.67%
Supplemental Data
Net assets, end of period (000 omitted)	$2,503,244	$2,111,969	$1,695,467	$1,183,683	$1,201,105
Portfolio turnover rate	60%	64%	66%	84%	140%

A Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.
B Total returns would have been lower had certain expenses not been reduced during the periods shown.
C Calculated based on average shares outstanding during the period.
D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrange ments or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
E Amount represents less than $.01 per share.
F Total distribution of $.06 per share is comprised of distributions from net investment income of $.055 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

25 Annual Report

Financial Highlights Service Class 2
Years ended December 31,	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 26.35	$ 22.93	$ 17.95	$ 20.00	$ 23.64
Income from Investment Operations
Net investment income (loss)C	11.02		.02	.05	.10
Net realized and unrealized gain (loss)	4.27	3.45	5.02	(1.96)	(2.98)
Total from investment operations	4.38	3.47	5.04	(1.91)	(2.88)
Distributions from net investment income	(.04)	(.05)	(.06)	(.14)	(.16)
Distributions from net realized gain	(.01)	—	—	—	(.60)
Total distributions	(.04)F	(.05)	(.06)	(.14)	(.76)
Redemption fees added to paid in capitalC,E	—	—	—	—	—
Net asset value, end of period	$ 30.69	$ 26.35	$ 22.93	$ 17.95	$ 20.00
Total ReturnA,B	16.65%	15.16%	28.20%	(9.60)%	(12.47)%
Ratios to Average Net AssetsD
Expenses before reductions	91%	.93%	.93%	.93%	.94%
Expenses net of fee waivers, if any	91%	.93%	.93%	.93%	.94%
Expenses net of all reductions	89%	.91%	.90%	.90%	.90%
Net investment income (loss)	40%	.10%	.09%	.24%	.52%
Supplemental Data
Net assets, end of period (000 omitted)	$3,247,909	$1,638,617	$ 910,341	$ 439,157	$ 231,686
Portfolio turnover rate	60%	64%	66%	84%	140%

A Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.
B Total returns would have been lower had certain expenses not been reduced during the periods shown.
C Calculated based on average shares outstanding during the period.
D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrange ments or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
E Amount represents less than $.01 per share.
F Total distribution of $.04 per share is comprised of distributions from net investment income of $.035 and distributions from net realized gain of $.005 per share.

Financial Highlights Service Class 2R
Years ended December 31,	2005	2004	2003	2002F
Selected Per Share Data
Net asset value, beginning of period	$ 26.29	$ 22.90	$ 17.95	$ 20.49
Income from Investment Operations
Net investment income (loss)E	11.02		.02	.03
Net realized and unrealized gain (loss)	4.27	3.44	5.01	(2.57)
Total from investment operations	4.38	3.46	5.03	(2.54)
Distributions from net investment income	(.05)	(.07)	(.08)	—
Distributions from net realized gain	(.01)	—	—	—
Total distributions	(.06)I	(.07)	(.08)	—
Redemption fees added to paid in capitalE,H	—	—	—	—
Net asset value, end of period	$ 30.61	$ 26.29	$ 22.90	$ 17.95
Total ReturnB,C,D	16.67%	15.15%	28.18%	(12.40)%
Ratios to Average Net AssetsG
Expenses before reductions	91%	.93%	.93%	.96%A
Expenses net of fee waivers, if any	91%	.93%	.93%	.96%A
Expenses net of all reductions	89%	.91%	.90%	.92%A
Net investment income (loss)	39%	.10%	.08%	.23%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,596	$ 7,088	$ 2,705	$ 810
Portfolio turnover rate	60%	64%	66%	84%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.
D Total returns would have been lower had certain expenses not been reduced during the periods shown.
E Calculated based on average shares outstanding during the period.
F For the period April 24, 2002 (commencement of sale of shares) to December 31, 2002.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
H Amount represents less than $.01 per share.
I Total distribution of $.06 per share is comprised of distributions from net investment income of $.050 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.
VIP Contrafund Portfolio	26

Financial Highlights Investor Class
Year ended December 31,	2005F
Selected Per Share Data
Net asset value, beginning of period	$ 28.34
Income from Investment Operations
Net investment income (loss)E	06
Net realized and unrealized gain (loss)	2.60
Total from investment operations	2.66
Redemption fees added to paid in capitalE	—H
Net asset value, end of period	$ 31.00
Total ReturnB,C,D	9.39%
Ratios to Average Net AssetsG
Expenses before reductions	83%A
Expenses net of fee waivers, if any	83%A
Expenses net of all reductions	81%A
Net investment income (loss)	43%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 88,673
Portfolio turnover rate	60%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.
D Total returns would have been lower had certain expenses not been reduced during the periods shown.
E Calculated based on average shares outstanding during the period.
F For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

27 Annual Report

Notes to Financial Statements For the period ended December 31, 2005

1. Significant Accounting Policies.

VIP Contrafund Portfolio (the fund) is a fund of Variable Insurance Products Fund II (the trust) (referred to in this report as VIP Contrafund Portfolio) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as a Massachusetts business trust. Shares of the fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares, Service Class 2R shares, and Investor Class shares. The fund commenced sale of Investor Class shares on July 21, 2005. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund may invest in affiliated money market central funds (Money Market Central Funds) which are open end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open end mutual funds are valued at their closing net asset value each business day. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the fund’s utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign denominated securities. Losses from these transac tions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Pur chases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex dividend date, except for certain dividends from foreign securities where the ex dividend date may have passed, which are recorded as soon as the fund is informed of the ex dividend date. Non cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

VIP Contrafund Portfolio

28

1. Significant Accounting Policies continued

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in a cross section of other Fidelity funds, and are marked to market. Deferred amounts remain in the fund until distributed in accor dance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distrib uting all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount and losses deferred due to wash sales.

The tax basis components of distributable earnings and the federal tax cost as of period end were as follows:
Unrealized appreciation	$5,207,591,359
Unrealized depreciation	(100,232,616)
Net unrealized appreciation (depreciation)	5,107,358,743
Undistributed ordinary income	84,475,997
Undistributed long term capital gain	160,245,183

Cost for federal income tax purposes	$12,104,456,496

The tax character of distributions paid was as follows:
	December 31, 2005	December 31, 2004
Ordinary Income	$36,759,884	$33,283,266

Trading (Redemption) Fees. Service Class 2R shares held less than 60 days are subject to a redemption fee equal to 1% of the proceeds of the re deemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (in cluding accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund’s Schedule of Investments.

Loans and Other Direct Debt Instruments. The fund may invest in loans and loan participations, trade claims or other receivables. These invest ments may include standby financing commitments, including revolving credit facilities, that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

29 Annual Report

Notes to Financial Statements continued

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short term securities and U.S. government securities, aggregated $9,379,586,762 and $7,667,991,926, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly manage ment fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund’s average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .57% of the fund’s average net assets.

Distribution and Service Plan. In accordance with Rule 12b 1 of the 1940 Act, the fund has adopted separate 12b 1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class’ average net assets and .25% of Service Class 2’s and Service Class 2R’s average net assets.

For the period, each class paid FDC the following amounts, all of which were re allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$2,213,246
Service Class 2	5,597,016
Service Class 2R	29,196
$7,839,458

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund’s transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset based fee with respect to each class. FIIOC pays a portion of the expenses related to the typesetting, printing and mailing of shareholder reports, except proxy statements. Each class with the exception of Investor Class pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of ..07% of their month end net assets. Investor Class pays an asset based transfer agent fee of .18% of its month end net assets. The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$6,571,892
Service Class	1,482,474
Service Class 2	1,542,956
Service Class 2R	8,039
Investor Class	29,627
$9,634,988

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund’s accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

The Money Market Central Funds do not pay a management fee.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $214,955 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

VIP Contrafund Portfolio

30

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund’s Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities.

7. Bank Borrowings.

The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank’s base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $11,499,000. The weighted average interest rate was 4.00% . At period end, there were no bank borrowings outstanding.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $3,360,840 for the period. In addition, through arrangements with the fund’s custodian, credits realized as a result of uninvested cash balances were used to reduce the fund’s expenses. During the period, these credits reduced the fund’s custody expenses by $20,442.

9. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 11% of the total outstanding shares of the fund and two otherwise unaffiliated shareholders were the owners of record of 31% of the total outstanding shares of the fund.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended December 31,	2005	2004
From net investment income
Initial Class	$ 27,596,709	$26,671,383
Service Class	4,430,034	4,498,414
Service Class 2	2,265,082	2,105,112
Service Class 2R	15,411	8,357
Total	$ 34,307,236	$33,283,266
From net realized gain
Initial Class	$ 1,724,794	$—
Service Class	402,730	—
Service Class 2	323,583	—
Service Class 2R	1,541	—
Total	$ 2,452,648	$—

31 Annual Report

Notes to Financial Statements continued

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended December 31,	2005	2004	2005	2004
Initial Class
Shares sold	40,419,583	39,676,965	$ 1,135,988,432	$959,621,838
Reinvestment of distributions	1,094,903	1,123,479	29,321,503	26,671,383
Shares redeemed	(26,717,231)	(29,262,778)	(748,214,024)	(701,529,337)
Net increase (decrease)	14,797,255	11,537,666	$ 417,095,911	$284,763,884
Service Class
Shares sold	13,881,593	15,203,443	$ 390,402,116	$366,229,990
Reinvestment of distributions	180,935	189,967	4,832,764	4,498,414
Shares redeemed	(12,721,990)	(9,311,680)	(341,955,975)	(223,414,420)
Net increase (decrease)	1,340,538	6,081,730	$ 53,278,905	$147,313,984
Service Class 2
Shares sold	49,771,629	27,599,342	$ 1,404,920,897	$660,559,920
Reinvestment of distributions	97,538	89,389	2,588,665	2,105,112
Shares redeemed	(6,228,028)	(5,203,844)	(172,711,539)	(123,399,434)
Net increase (decrease)	43,641,139	22,484,887	$ 1,234,798,023	$539,265,598
Service Class 2R
Shares sold	476,311	256,799	$ 13,422,433	$6,150,098
Reinvestment of distributions	640	356	16,952	8,357
Shares redeemed	(106,287)	(105,684)	(2,956,035)	(2,519,600)
Net increase (decrease)	370,664	151,471	$ 10,483,350	$3,638,855
Investor ClassA
Shares sold	2,862,608	—	$ 86,146,173	$—
Shares redeemed	(2,580)	—	(77,240)	—
Net increase (decrease)	2,860,028	—	$ 86,068,933	$—

A Share transactions for Investor Class are for the period July 21, 2005 (commencement of sale of shares) to December 31, 2005.

VIP Contrafund Portfolio

32

Report of Independent Registered Public Accounting Firm

To the Trustees of Variable Insurance Products Fund II and Shareholders of VIP Contrafund Portfolio:

We have audited the accompanying statement of assets and liabilities of VIP Contrafund Portfolio (the Fund), a fund of Variable Insurance Products Fund II, including the schedule of investments as of December 31, 2005, and the related statement of operations for the year then ended, the state ment of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of VIP Contrafund Portfolio as of December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP DELOITTE & TOUCHE LLP Boston, Massachusetts February 14, 2006

33 Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund’s activities, review contractual arrangements with companies that provide services to the fund, and review the fund’s performance. Except for William O. McCoy and Albert R. Gamper, Jr., each of the Trustees oversees 326 funds advised by FMR or an affiliate. Mr. McCoy oversees 328 funds advised by FMR or an affiliate. Mr. Gamper oversees 235 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapac itated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massa chusetts 02109.

Name, Age; Principal Occupation Edward C. Johnson 3d (75)

Year of Election or Appointment: 1988

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Man agement & Research (Far East) Inc.; Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001 present) and a Director (2000 present) of FMR Co., Inc.

Stephen P. Jonas (52)

Year of Election or Appointment: 2005

Mr. Jonas is Senior Vice President of VIP Contrafund (2005 present). He also serves as Senior Vice President of other Fidelity funds (2005 present). Mr. Jonas is Executive Director of FMR (2005 present). Previously, Mr. Jonas served as President of Fidelity Enter prise Operations and Risk Services (2004 2005), Chief Administrative Officer (2002 2004), and Chief Financial Officer of FMR Co. (1998 2000). Mr. Jonas has been with Fidelity Investments since 1987 and has held various financial and management posi tions including Chief Financial Officer of FMR. In addition, he serves on the Boards of Boston Ballet (2003 present) and Simmons College (2003 present).

Robert L. Reynolds (53)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003 present) and Chief Operating Officer (2002 present) of FMR Corp. He also serves on the Board at Fidelity Investments Canada, Ltd. (2000 present). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996 2000).

* Trustees have been determined to be “Interested Trustees” by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

VIP Contrafund Portfolio

34

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Invest ments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation Dennis J. Dirks (57)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999 2003). He also served as President, Chief Operating Officer, and Board member of The De pository Trust Company (DTC) (1999 2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999 2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001 2003) and Chief Executive Officer and Board member of the Mortgage Backed Securities Clearing Corporation (2001 2003). Mr. Dirks also serves as a Trustee of Manhattan College (2005 present).

Albert R. Gamper, Jr. (63)

Year of Election or Appointment: 2006

Mr. Gamper also serves as a Trustee (2006 present) or Member of the Advisory Board (2005 present) of other investment compa nies advised by FMR. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, includ ing Chairman (1987 1989; 1999 2001; 2002 2004), Chief Executive Officer (1987 2004), and President (1989 2002). He cur rently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001 present), Chairman of the Board of Governors, Rutgers University (2004 present), and Chairman of the Board of Saint Barnabas Health Care System.

Robert M. Gates (62)

Year of Election or Appointment: 1997

Dr. Gates is Chairman of the Independent Trustees (2006 present). Dr. Gates is President of Texas A&M University (2002 present). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001 present), and Brinker International (restaurant management, 2003 present). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999 2001). Dr. Gates also is a Trustee of the Forum for International Policy.

George H. Heilmeier (69)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corpo ration (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004 present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE) (2000 present). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992 2002), Compaq (1994 2002), Automatic Data Processing, Inc. (ADP) (technology based business outsourcing, 1995 2002), INET Technologies Inc. (telecommunications network surveillance, 2001 2004), and Teletech Holdings (customer management ser vices). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid display.

Marie L. Knowles (59)

Year of Election or Appointment: 2001

Prior to Ms. Knowles’ retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Rich field Company (ARCO) (diversified energy, 1996 2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002 present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

35 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Ned C. Lautenbach (61)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Pre viously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004 present) and Eaton Corpora tion (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005 present), as well as a member of the Council on Foreign Relations.

William O. McCoy (72)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunica tions) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Cor poration (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chan cellor (1999 2000) and a member of the Board of Visitors for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16 school system).

Cornelia M. Small (61)

Year of Election or Appointment: 2005

Ms. Small is a member (2000 present) and Chairperson (2002 present) of the Investment Committee, and a member (2002 present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999 2000), Director of Global Equity Investments (1996 1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990 1997) and Scudder Kemper Investments (1997 1998). In addition, Ms. Small served as Co Chair (2000 2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (66)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman of the Board (2000 present) and a Member of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management posi tions, including President (1993 2000; 2002 2003), CEO (1995 2000; 2002 2004), and Chairman of the Executive Committee (2000 2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002 present), and Metalmark Capi tal (private equity investment firm, 2005 present). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (66)

Year of Election or Appointment: 2005

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993 2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003 present), Bausch & Lomb, Inc., and Revlon Inc. (2004 present).

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachu setts 02109.

Name, Age; Principal Occupation Peter S. Lynch (61)

Year of Election or Appointment: 2003

Member of the Advisory Board of Variable Insurance Products Fund II. Vice Chairman and a Director of FMR, and Vice Chairman (2001 present) and a Director (2000 present) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990 2003). In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

VIP Contrafund Portfolio

36

Name, Age; Principal Occupation Dwight D. Churchill (52)

Year of Election or Appointment: 2005

Vice President of VIP Contrafund. Mr. Churchill also serves as Vice President of certain Equity Funds (2005 present) and certain High Income Funds (2005 present). Previously, he served as Head of Fidelity’s Fixed Income Division (2000 2005), Vice President of Fidelity’s Money Market Funds (2000 2005), Vice President of Fidelity’s Bond Funds, and Senior Vice President of FIMM (2000) and FMR. Mr. Churchill joined Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed Income Investments.

William Danoff (45)

Year of Election or Appointment: 1995

Vice President of VIP Contrafund. Mr. Danoff serves as Vice President of other funds advised by FMR. Mr. Danoff also serves as Senior Vice President of FMR and FMR Co., Inc. (2001).

Eric D. Roiter (57)

Year of Election or Appointment: 1998

Secretary of VIP Contrafund. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001 present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001 present), Fidelity Management & Research (Far East) Inc. (2001 present), and Fidelity Investments Money Management, Inc. (2001 present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003 present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998 2005).

Stuart Fross (46)

Year of Election or Appointment: 2003

Assistant Secretary of VIP Contrafund. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003 present), Vice President and Secretary of FDC (2005 present), and is an employee of FMR.

Christine Reynolds (47)

Year of Election or Appointment: 2004

President, Treasurer, and Anti Money Laundering (AML) officer of VIP Contrafund. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980 2002), where she was most recently an audit partner with PwC’s investment management practice.

Paul M. Murphy (58)

Year of Election or Appointment: 2005

Chief Financial Officer of VIP Contrafund. Mr. Murphy also serves as Chief Financial Officer of other Fidelity funds (2005 present). He also serves as Senior Vice President of Fidelity Pricing and Cash Management Services Group (FPCMS).

Kenneth A. Rathgeber (58)

Year of Election or Appointment: 2004

Chief Compliance Officer of VIP Contrafund. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004) and Executive Vice President of Risk Oversight for Fidelity Investments (2002). Previously, he served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998 2002).

John R. Hebble (47)

Year of Election or Appointment: 2003

Deputy Treasurer of VIP Contrafund. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an em ployee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002 2003) and Assistant Treasurer of the Scudder Funds (1998 2003).

Bryan A. Mehrmann (44)

Year of Election or Appointment: 2005

Deputy Treasurer of VIP Contrafund. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005 present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998 2004).

Kimberley H. Monasterio (42)

Year of Election or Appointment: 2004

Deputy Treasurer of VIP Contrafund. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an em ployee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000 2004) and Chief Financial Officer (2002 2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000 2004).

37 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Kenneth B. Robins (36)

Year of Election or Appointment: 2005

Deputy Treasurer of VIP Contrafund. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2004 present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG’s department of professional practice (2002 2004) and a Senior Manager (1999 2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000 2002).

Robert G. Byrnes (39)

Year of Election or Appointment: 2005

Assistant Treasurer of VIP Contrafund. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003 2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000 2003).

John H. Costello (59)

Year of Election or Appointment: 1995

Assistant Treasurer of VIP Contrafund. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.

Peter L. Lydecker (51)

Year of Election or Appointment: 2004

Assistant Treasurer of VIP Contrafund. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an em ployee of FMR.

Mark Osterheld (50)

Year of Election or Appointment: 2002

Assistant Treasurer of VIP Contrafund. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

Gary W. Ryan (47)

Year of Election or Appointment: 2005

Assistant Treasurer of VIP Contrafund. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999 2005).

Salvatore Schiavone (40)

Year of Election or Appointment: 2005

Assistant Treasurer of VIP Contrafund. Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Before joining Fidelity Investments, Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003 2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996 2003).

VIP Contrafund Portfolio

38

Distributions - Service Class 2R

The Board of Trustees of VIP Contrafund Portfolio voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Service Class 2R	2/10/06	2/10/06	$.130	$.290

The fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2005, $160,245,183, or, if subse quently determined to be different, the net capital gain of such year.

A percentage of the dividends distributed during the fiscal year for the following classes qualifies for the dividends received deduction for corporate shareholders:

Service Class 2R	100%

The fund will notify shareholders in January 2006 of amounts for use in preparing 2005 income tax returns.

39 Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

VIP Contrafund Portfolio

Each year, typically in July, the Board of Trustees, including the independent Trustees (together, the Board), votes on the renewal of the management contract and sub advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and indepen dent Trustees’ counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund’s Advisory Contracts, including the services and support provided to the fund and its shareholders by Fidelity. At the time of the renewal, the Board had 11 standing committees, each composed of independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Equity Contract Committee, meets periodically during the first six months of each year and as necessary to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its July 2005 meeting, the Board of Trustees, including the independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (1) the nature, extent, and quality of the services to be provided to the fund and its shareholders by Fidelity (including the investment performance of the fund); (2) the competitiveness of the manage ment fee and total expenses of the fund; (3) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (4) the extent to which economies of scale would be realized as the fund grows; and (5) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In determining whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and independent Trustees’ counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity’s fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund’s shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided by Fidelity. The Board considered staffing within the investment adviser, FMR, and the sub advisers (together, the Investment Advisers), including the background of the fund’s portfolio manager and the fund’s investment objective and discipline. The independent Trustees also had discussions with senior management of Fidelity’s investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Fidelity Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Invest ment Advisers’ investment staff, their use of technology, and the Investment Advisers’ approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity’s extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity’s analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity’s portfolio managers and analysts have access to daily portfolio attribution that allows for monitor ing of a fund’s portfolio, as well as an electronic communication system that provides immediate real time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the Investment Advisers’ supervision of third party service providers, principally custodians and subcustodians. The Board reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of “soft” commission dollars to pay for research services. The Board also considered that Fidelity voluntarily decided in 2004 to stop using “soft” commission dollars to pay for market data and, instead, to pay for that data out of its own resources. The Board also considered the resources devoted to, and the record of compliance with, the fund’s compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24 hour access to account information and market informa tion through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. The Board noted that, since the last Advisory Contract renewals in July 2004, Fidelity has taken a number of actions that benefited particular

VIP Contrafund Portfolio

40

funds, including (i) voluntarily deciding in 2004 to stop using “soft” commission dollars to pay for market data and, instead, to pay for that data out of its own resources, (ii) contractually agreeing to impose management fee reductions and expense limitations on its five Spartan stock index funds and its stock index fund available through variable insurance products, (iii) contractually agreeing to eliminate the management fees on the Fidelity Freedom Funds and the Fidelity Advisor Freedom Funds, (iv) contractually agreeing to reduce the management fees on most of its investment grade taxable bond funds, and (v) contractually agreeing to impose expense limitations on its retail and Spartan investment grade taxable bond funds.

Investment Performance and Compliance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund’s absolute investment performance for each class, as well as the fund’s relative investment performance for each class measured against (i) a broad based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one , three , and five year periods ended December 31, 2004, the returns of Service Class and Initial Class of the fund, the returns of a broad based securities market index (“benchmark”), and a range of returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Service Class and Initial Class represent the performance of classes with high and low 12b 1 fees, respectively (not necessarily with the highest and lowest total expenses). (Unlike Service Class, Service Class 2, which has a higher 12b 1 fee than Service Class, did not have five years of performance as of December 31, 2004.) The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the Lipper peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of the class indicated.

The Board reviewed the fund’s relative investment performance against its Lipper peer group and stated that the performance of Initial Class of the fund was in the first quartile for the one , three , and five year periods. The Board also stated that the relative investment performance of Initial Class of the fund has compared favorably to its benchmark over time. The Board considered that the variations in performance among the fund’s classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

The Board has had thorough discussions with FMR throughout the year about the Board’s and FMR’s concerns about equity research, equity fund performance, and compliance with internal policies governing gifts and entertainment. FMR has taken steps that it believes will refocus and strengthen equity research and equity portfolio management and compliance. The Board noted with favor FMR’s recent reorganization of its senior management team and FMR’s plans to dedicate additional resources to investment research, and participated in the process that led to those changes.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided by Fidelity will benefit the fund’s shareholders, particularly in light of the Board’s view that the fund’s shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund’s management fee and total expenses compared to “mapped groups” of competitive funds and classes. Fidelity creates “mapped groups” by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board’s management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

41 Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

The Board considered two proprietary management fee comparisons for the 12 month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the “Total Mapped Group” and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund’s standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. “TMG %” represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund’s. For example, a TMG % of 11% means that 89% of the funds in the Total Mapped Group had higher management fees than the fund. The “Asset Size Peer Group” (ASPG) comparison focuses on a fund’s standing relative to non Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile (“quadrant”) in which the fund’s management fee ranked, is also included in the chart and considered by the Board.

The Board noted that the fund’s management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2004.

Based on its review, the Board concluded that the fund’s management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class’s total expenses, the Board considered the fund’s management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund paid 12b 1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that each class’s total expenses ranked below its competitive median for 2004.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses for each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the busi ness of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity’s profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity’s profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year’s methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board’s assessment of the results of Fidelity’s profitability analysis. PwC’s engagement includes the review and

VIP Contrafund Portfolio

42

assessment of Fidelity’s methodologies used in determining the revenues and expenses attributable to Fidelity’s mutual fund business, and completion of agreed upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After consider ing PwC’s reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity’s profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity’s non fund businesses and any fall out benefits related to the mutual fund business as well as cases where Fidelity’s affiliates may benefit from or be related to the fund’s business. In addition, a special committee of the Board reviewed services provided to Fidelity by its affiliates and determined that the fees that Fidelity paid for such services were reasonable.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and deter mined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

The Board recognized that the fund’s management contract incorporates a “group fee” structure, which provides for lower fee rates as total fund assets under FMR’s management increase, and for higher fee rates as total fund assets under FMR’s management decrease. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity’s costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR’s management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information regarding (i) equity fund transfer agency fees; (ii) Fidelity’s fund profitability methodology and the impact of various changes in the methodology over time; (iii) benefits to shareholders from economies of scale; (iv) composition and characteristics of various fund and industry data used in comparisons; and (v) compensation of portfolio managers and research analysts.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the exist ing advisory fee structures are fair and reasonable, and that the fund’s existing Advisory Contracts should be renewed.

43 Annual Report

VIP Contrafund Portfolio

44

45 Annual Report

VIP Contrafund Portfolio

46

Investment Adviser
Fidelity Management & Research Company
Boston, MA
Investment Sub Advisers
FMR Co., Inc.
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Far East) Inc.
Fidelity Investments Japan Limited
Fidelity International Investment Advisors
Fidelity International Investment Advisors (U.K.) Limited
General Distributor
Fidelity Distributors Corporation
Boston, MA
Transfer and Shareholder Servicing Agents
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA
Fidelity Service Company, Inc.
Boston, MA
Custodian
Brown Brothers Harriman & Co.
Boston, MA

VIPCONR ANN 0206 1.811844.101

Fidelity® Variable Insurance Products: Disciplined Small Cap Portfolio

Annual Report December 31, 2005

Contents

Shareholder Expense Example	3	An example of shareholder expenses.
Investment Summary	4	A summary of the fund’s investments.
Investments	5	A complete list of the fund’s investments with their
		market values.
Financial Statements	15	Statements of assets and liabilities, operations, and
		changes in net assets, as well as financial highlights.
Notes	19	Notes to the financial statements.
Report of Independent Registered Public	22
Accounting Firm
Trustees and Officers	23
Distributions	28
Board Approval of Investment Advisory	29
Contracts and Management Fees

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the
Securities and Exchange Commission’s (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies, Inc. and have been licensed for use by Fidelity Distributors
Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information
regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity’s web site at http://www.advisor.fidelity.com.
NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE
Neither the fund nor Fidelity Distributors Corporation is a bank.

VIP Disciplined Small Cap Portfolio 2

VIP Disciplined Small Cap Portfolio Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b 1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 27, 2005 to December 31, 2005). The hypothetical expense Example is based on an investment of $1,000 invested for the one half year period (July 1, 2005 to December 31, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Ending
	Beginning	Account Value	Expenses Paid
	Account Value	December 31, 2005	During Period
Initial Class
Actual	$ 1,000.00	$ 994.00	$ .14B
HypotheticalA	$ 1,000.00	$ 1,020.16	$ 5.09C
Service Class
Actual	$ 1,000.00	$ 994.00	$ .15B
HypotheticalA	$ 1,000.00	$ 1,019.66	$ 5.60C
Service Class 2
Actual	$ 1,000.00	$ 994.00	$ .17B
HypotheticalA	$ 1,000.00	$ 1,018.90	$ 6.36C
Investor Class
Actual	$ 1,000.00	$ 994.00	$ .16B
HypotheticalA	$ 1,000.00	$ 1,019.41	$ 5.85C

A 5% return per year before expenses
B Actual expenses are equal to each Class’ annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 5/365 (to reflect the period December 27, 2005 to December 31, 2005).
C Hypothetical expenses are equal to each Class’ annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annualized
Expense Ratio
Initial Class	1.00%
Service Class	1.10%
Service Class 2	1.25%
Investor Class	1.15%

33 Annual Report

VIP Disciplined Small Cap Portfolio
Investment Summary

Top Ten Stocks as of December 31, 2005
% of fund’s
net assets
iShares Russell 2000 Index Fund	0.9
Intuitive Surgical, Inc.	0.6
Integrated Device Technology, Inc.	0.5
Eagle Materials, Inc.	0.5
Commercial Metals Co.	0.5
Neurocrine Biosciences, Inc.	0.5
Cimarex Energy Co.	0.5
Pediatrix Medical Group, Inc.	0.5
Cabot Oil & Gas Corp.	0.5
St. Mary Land & Exploration Co.	0.5
5.5
Top Five Market Sectors as of December 31, 2005
% of fund’s
net assets
Information Technology	20.3
Financials	20.0
Consumer Discretionary	16.2
Industrials	16.1
Health Care	11.4

VIP Disciplined Small Cap Portfolio 4

VIP Disciplined Small Cap Portfolio
Investments December 31, 2005
Showing Percentage of Net Assets

Common Stocks 98.4%
	Shares	Value (Note 1)

CONSUMER DISCRETIONARY 16.2%
Auto Components – 1.0%
Aftermarket Technology Corp. (a)	844	$16,407
Drew Industries, Inc. (a)	584	16,463
LKQ Corp. (a)	496	17,172
		50,042
Automobiles – 0.4%
Thor Industries, Inc.	509	20,396
Diversified Consumer Services 1.9%
Jackson Hewitt Tax Service, Inc.	693	19,203
Matthews International Corp. Class A	529	19,261
Sothebys Holdings, Inc. Class A (ltd. vtg.) (a)	980	17,993
Strayer Education, Inc.	215	20,146
Universal Technical Institute, Inc. (a)	551	17,048
		93,651
Hotels, Restaurants & Leisure 2.6%
Ameristar Casinos, Inc.	764	17,343
Bluegreen Corp. (a)	1,008	15,926
CEC Entertainment, Inc. (a)	574	19,539
Domino’s Pizza, Inc.	728	17,618
Dover Downs Gaming & Entertainment, Inc.	567	8,023
IHOP Corp.	387	18,154
Papa John’s International, Inc. (a)	294	17,437
Speedway Motorsports, Inc	494	17,127
		131,167
Household Durables 0.8%
Champion Enterprises, Inc. (a)	1,375	18,728
Furniture Brands International, Inc.	870	19,427
		38,155
Internet & Catalog Retail 0.8%
FTD Group, Inc.	1,440	14,962
Stamps.com, Inc. (a)	698	16,026
ValueVision Media, Inc. Class A (a)	699	8,807
		39,795
Media 2.4%
Arbitron, Inc.	513	19,484
Catalina Marketing Corp.	766	19,418
Cumulus Media, Inc. Class A (a)	1,379	17,113
Harris Interactive, Inc. (a)	3,632	15,654
Radio One, Inc. Class D (non vtg.) (a)	487	5,040
Sinclair Broadcast Group, Inc. Class A	1,781	16,385
TiVo, Inc. (a)	1,625	8,320
World Wrestling Entertainment, Inc.
Class A	1,117	16,398
		117,812
Multiline Retail – 0.7%
Big Lots, Inc. (a)	1,682	20,201

See accompanying notes which are an integral part of the financial statements.

5 Annual Report

5

VIP Disciplined Small Cap Portfolio
Investments - continued

	Shares	Value (Note 1)
Conn’s, Inc. (a)	187	$ 6,895
Fred’s, Inc. Class A	519	8,444
		35,540
Specialty Retail 4.7%
Aeropostale, Inc. (a)	225	5,918
Build A Bear Workshop, Inc. (a)	522	15,472
Charming Shoppes, Inc. (a)	1,633	21,556
Deb Shops, Inc.	495	14,716
Dress Barn, Inc. (a)	494	19,073
Genesco, Inc. (a)	469	18,193
New York & Co., Inc. (a)	340	7,208
Pacific Sunwear of California, Inc. (a)	119	2,965
Payless ShoeSource, Inc. (a)	860	21,586
Sonic Automotive, Inc. Class A (sub. vtg.)	777	17,312
Sports Authority, Inc. (a)	591	18,398
The Children’s Place Retail Stores, Inc. (a)	396	19,570
The Pantry, Inc. (a)	386	18,138
Too, Inc. (a)	659	18,590
Trans World Entertainment Corp. (a)	2,587	14,746
		233,441
Textiles, Apparel & Luxury Goods 0.9%
Brown Shoe Co., Inc.	420	17,821
Oxford Industries, Inc.	173	9,463
Warnaco Group, Inc. (a)	739	19,746
		47,030

TOTAL CONSUMER DISCRETIONARY		807,029

CONSUMER STAPLES 1.4%
Food & Staples Retailing – 0.8%
Casey’s General Stores, Inc.	811	20,113
Weis Markets, Inc.	407	17,517
		37,630
Food Products – 0.5%
Corn Products International, Inc.	923	22,050
Delta & Pine Land Co.	107	2,462
		24,512
Personal Products 0.1%
Inter Parfums, Inc.	380	6,825

TOTAL CONSUMER STAPLES		68,967

ENERGY 5.5%
Energy Equipment & Services – 2.6%
Cal Dive International, Inc. (a)	314	11,269
Grey Wolf, Inc. (a)	2,651	20,492
Hydril Co. (a)	304	19,030
Maverick Tube Corp. (a)	547	21,803
Parker Drilling Co. (a)	1,734	18,779
Universal Compression Holdings, Inc. (a)	417	17,147
Veritas DGC, Inc. (a)	556	19,732
		128,252

See accompanying notes which are an integral part of the financial statements.
VIP Disciplined Small Cap Portfolio	6

Common Stocks continued
	Shares	Value (Note 1)

ENERGY – continued
Oil, Gas & Consumable Fuels 2.9%
Cabot Oil & Gas Corp.	516	$23,272
Cimarex Energy Co. (a)	548	23,569
Frontier Oil Corp.	606	22,743
Petrohawk Energy Corp. (a)	1,303	17,226
Remington Oil & Gas Corp. (a)	492	17,958
St. Mary Land & Exploration Co.	627	23,080
World Fuel Services Corp.	539	18,175
		146,023

TOTAL ENERGY		274,275

FINANCIALS 20.0%
Capital Markets 1.1%
Knight Capital Group, Inc. Class A (a)	1,924	19,028
LaBranche & Co., Inc. (a)	1,674	16,924
Piper Jaffray Companies (a)	448	18,099
		54,051
Commercial Banks – 6.3%
Ameris Bancorp	415	8,234
Banner Corp.	513	16,006
Capital Corp. of the West	293	9,508
Capitol Bancorp Ltd.	96	3,594
Cascade Bancorp	710	16,337
Center Financial Corp., California	407	10,240
Central Pacific Financial Corp.	527	18,930
City Holding Co.	484	17,400
Columbia Banking Systems, Inc.	577	16,473
Community Trust Bancorp, Inc.	515	15,836
First Community Bancorp, California	323	17,562
First Republic Bank, California	473	17,506
First State Bancorp.	665	15,953
Frontier Financial Corp., Washington	557	17,824
Heartland Financial USA, Inc.	404	8,767
Heritage Commerce Corp.	531	11,417
Peoples Bancorp, Inc.	536	15,292
Sandy Spring Bancorp, Inc.	460	16,045
UCBH Holdings, Inc.	778	13,911
Union Bankshares Corp.	354	15,257
Washington Trust Bancorp, Inc.	593	15,525
Wilshire Bancorp, Inc.	933	16,038
		313,655
Consumer Finance – 0.7%
Advanta Corp. Class B	540	17,518
Asta Funding, Inc.	584	15,967
First Cash Financial Services, Inc. (a)	109	3,178
		36,663
Diversified Financial Services – 0.7%
Encore Capital Group, Inc. (a)	928	16,101
Financial Federal Corp.	405	18,002
		34,103

See accompanying notes which are an integral part of the financial statements.
	7	Annual Report

7

VIP Disciplined Small Cap Portfolio
Investments - continued

	Shares	Value (Note 1)
Insurance – 2.7%
EMC Insurance Group	791	$ 15,773
FBL Financial Group, Inc. Class A	522	17,127
FPIC Insurance Group, Inc. (a)	462	16,031
Harleysville Group, Inc.	611	16,192
Horace Mann Educators Corp.	893	16,931
LandAmerica Financial Group, Inc.	311	19,406
Safety Insurance Group, Inc.	406	16,390
Stewart Information Services Corp.	370	18,008
		135,858
Real Estate 5.8%
CentraCore Properties Trust	418	11,232
Colonial Properties Trust (SBI)	182	7,640
Commercial Net Lease Realty, Inc.	932	18,985
Equity Inns, Inc.	1,283	17,385
Equity Lifestyle Properties, Inc.	269	11,971
Gramercy Capital Corp.	694	15,809
Hersha Hospitality Trust	1,702	15,335
Innkeepers USA Trust (SBI)	1,087	17,392
Jones Lang LaSalle, Inc.	429	21,600
LaSalle Hotel Properties (SBI)	537	19,719
Maguire Properties, Inc.	613	18,942
MeriStar Hospitality Corp. (a)	1,153	10,838
Mid America Apartment Communities, Inc.	377	18,285
Nationwide Health Properties, Inc.	953	20,394
Omega Healthcare Investors, Inc.	1,416	17,827
Saul Centers, Inc.	171	6,173
Sovran Self Storage, Inc.	385	18,083
Tanger Factory Outlet Centers, Inc.	637	18,307
		285,917
Thrifts & Mortgage Finance – 2.7%
Accredited Home Lenders Holding Co. (a)	366	18,146
Corus Bankshares, Inc.	334	18,794
First Busey Corp.	785	16,399
First Financial Holdings, Inc.	517	15,882
First Place Financial Corp.	655	15,753
TierOne Corp.	549	16,146
Triad Guaranty, Inc. (a)	377	16,584
WSFS Financial Corp.	257	15,741
		133,445

TOTAL FINANCIALS		993,692

HEALTH CARE 11.4%
Biotechnology – 3.7%
Alkermes, Inc. (a)	1,191	22,772
Amylin Pharmaceuticals, Inc. (a)	445	17,764
Cepheid, Inc. (a)	1,646	14,452
Curis, Inc. (a)	2,226	7,925
Exelixis, Inc. (a)	1,100	10,362
Introgen Therapeutics, Inc. (a)	1,392	7,336

See accompanying notes which are an integral part of the financial statements.
VIP Disciplined Small Cap Portfolio	8

Common Stocks continued
	Shares	Value (Note 1)

HEALTH CARE continued
Biotechnology – continued
Medarex, Inc. (a)	1,040	$14,404
Myriad Genetics, Inc. (a)	512	10,650
Nektar Therapeutics (a)	345	5,679
Neurocrine Biosciences, Inc. (a)	382	23,963
ONYX Pharmaceuticals, Inc. (a)	418	12,022
Progenics Pharmaceuticals, Inc. (a)	374	9,354
Seattle Genetics, Inc. (a)	1,590	7,505
Vertex Pharmaceuticals, Inc. (a)	645	17,847
		182,035
Health Care Equipment & Supplies 3.7%
Abaxis, Inc. (a)	968	15,953
Angiodynamics, Inc. (a)	596	15,216
Candela Corp. (a)	1,092	15,768
DJ Orthopedics, Inc. (a)	322	8,881
Encore Medical Corp. (a)	3,071	15,201
Greatbatch, Inc. (a)	92	2,393
ICU Medical, Inc. (a)	435	17,056
Intuitive Surgical, Inc. (a)	264	30,959
Kyphon, Inc. (a)	58	2,368
Meridian Bioscience, Inc.	807	16,253
Molecular Devices Corp. (a)	609	17,618
Palomar Medical Technologies, Inc. (a)	460	16,118
Somanetics Corp. (a)	334	10,688
		184,472
Health Care Providers & Services 2.2%
AMN Healthcare Services, Inc. (a)	818	16,180
Apria Healthcare Group, Inc. (a)	507	12,224
Chemed Corp. New	397	19,723
LCA Vision, Inc.	169	8,029
Odyssey Healthcare, Inc. (a)	927	17,279
Pediatrix Medical Group, Inc. (a)	266	23,560
TriZetto Group, Inc. (a)	837	14,221
		111,216
Pharmaceuticals 1.8%
Alpharma, Inc. Class A	657	18,731
Atherogenics, Inc. (a)	508	10,165
Medicis Pharmaceutical Corp. Class A	672	21,538
Pain Therapeutics, Inc. (a)	1,189	8,038
Penwest Pharmaceuticals Co. (a)	472	9,213
Perrigo Co.	1,343	20,024
		87,709

TOTAL HEALTH CARE		565,432

INDUSTRIALS – 16.1%
Aerospace & Defense – 1.3%
AAR Corp. (a)	520	12,454
Armor Holdings, Inc. (a)	477	20,344

See accompanying notes which are an integral part of the financial statements.
	9	Annual Report

9

VIP Disciplined Small Cap Portfolio
Investments - continued

	Shares	Value (Note 1)
Heico Corp.	655	$16,951
United Industrial Corp.	384	15,886
		65,635
Air Freight & Logistics – 0.8%
EGL, Inc. (a)	535	20,100
Forward Air Corp.	64	2,346
Hub Group, Inc. Class A (a)	499	17,640
		40,086
Airlines – 0.9%
AirTran Holdings, Inc. (a)	1,328	21,288
Continental Airlines, Inc. Class B (a)	1,076	22,919
		44,207
Building Products – 0.8%
Lennox International, Inc.	755	21,291
Simpson Manufacturing Co. Ltd.	543	19,738
		41,029
Commercial Services & Supplies 2.9%
Administaff, Inc.	427	17,955
American Reprographics Co.	642	16,313
Brady Corp. Class A	570	20,623
Consolidated Graphics, Inc. (a)	357	16,900
FTI Consulting, Inc. (a)	95	2,607
Kforce, Inc. (a)	1,422	15,870
Korn/Ferry International (a)	937	17,513
LECG Corp. (a)	919	15,972
Teletech Holdings, Inc. (a)	1,415	17,051
		140,804
Construction & Engineering – 0.5%
Insituform Technologies, Inc. Class A (a)	877	16,987
Shaw Group, Inc. (a)	315	9,163
		26,150
Electrical Equipment 1.5%
Acuity Brands, Inc.	642	20,416
General Cable Corp. (a)	886	17,454
Genlyte Group, Inc. (a)	366	19,607
Woodward Governor Co	214	18,406
		75,883
Machinery – 4.6%
Actuant Corp. Class A	372	20,758
American Science & Engineering, Inc. (a)	268	16,715
Cascade Corp.	359	16,841
CLARCOR, Inc.	708	21,035
Crane Co.	621	21,903
FreightCar America, Inc.	347	16,684
JLG Industries, Inc.	207	9,452
Kennametal, Inc.	440	22,458
Lincoln Electric Holdings, Inc.	519	20,584
Middleby Corp. (a)	82	7,093
Nordson Corp.	458	18,554

See accompanying notes which are an integral part of the financial statements.
VIP Disciplined Small Cap Portfolio	10

Common Stocks continued
		Shares	Value (Note 1)

INDUSTRIALS – continued
Machinery – continued
Valmont Industries, Inc.		499	$16,697
Wabtec Corp.		735	19,772
			228,546
Road & Rail 0.8%
Arkansas Best Corp.		412	17,996
Genesee & Wyoming, Inc. Class A (a)		505	18,963
			36,959
Trading Companies & Distributors – 2.0%
Applied Industrial Technologies, Inc.		550	18,530
GATX Corp.		581	20,962
Hughes Supply, Inc.		269	9,644
UAP Holding Corp.		878	17,929
Watsco, Inc.		294	17,584
WESCO International, Inc. (a)		353	15,084
			99,733

TOTAL INDUSTRIALS			799,032

INFORMATION TECHNOLOGY 20.3%
Communications Equipment – 3.2%
Anaren, Inc. (a)		1,032	16,130
Avocent Corp. (a)		747	20,311
Black Box Corp.		372	17,625
CommScope, Inc. (a)		956	19,244
Extreme Networks, Inc. (a)		3,587	17,038
Finisar Corp. (a)		6,293	13,089
Foundry Networks, Inc. (a)		420	5,800
Oplink Communications, Inc. (a)		988	14,326
Sycamore Networks, Inc. (a)		3,907	16,878
Westell Technologies, Inc. Class A (a)		3,515	15,818
			156,259
Computers & Peripherals 1.2%
Imation Corp.		460	21,192
Palm, Inc. (a)		624	19,843
Rimage Corp. (a)		535	15,504
Synaptics, Inc. (a)		102	2,521
			59,060
Electronic Equipment & Instruments – 4.2%
Aeroflex, Inc. (a)		1,731	18,608
Agilysys, Inc.		936	17,054
Cogent, Inc. (a)		733	16,624
Cognex Corp.		546	16,429
Identix, Inc. (a)		1,831	9,173
LoJack Corp. (a)		684	16,505
Metrologic Instruments, Inc. (a)		789	15,196
Park Electrochemical Corp.		645	16,757
Plexus Corp. (a)		821	18,670
ScanSource, Inc. (a)		319	17,443
Technitrol, Inc.		1,020	17,442

See accompanying notes which are an integral part of the financial statements.
	11		Annual Report

11

VIP Disciplined Small Cap Portfolio
Investments - continued

	Shares	Value (Note 1)
TTM Technologies, Inc. (a)	1,779	$ 16,723
Viisage Technology, Inc. (a)	751	13,225
		209,849
Internet Software & Services 1.5%
EarthLink, Inc. (a)	1,784	19,820
eCollege.com (a)	842	15,181
Homestore, Inc. (a)	660	3,366
Stellent, Inc. (a)	1,588	15,769
United Online, Inc.	169	2,403
Vignette Corp. (a)	1,018	16,604
		73,143
IT Services 2.1%
Acxiom Corp.	994	22,862
Intrado, Inc. (a)	715	16,459
Perot Systems Corp. Class A (a)	490	6,929
SI International, Inc. (a)	270	8,254
StarTek, Inc.	873	15,714
VeriFone Holdings, Inc.	661	16,723
Wright Express Corp.	828	18,216
		105,157
Semiconductors & Semiconductor Equipment – 5.3%
ADE Corp. (a)	663	15,952
Amkor Technology, Inc. (a)	416	2,330
Brooks Automation, Inc. (a)	1,480	18,544
Cohu, Inc.	719	16,444
Cymer, Inc. (a)	548	19,459
Diodes, Inc. (a)	524	16,270
Integrated Device Technology, Inc. (a)	1,949	25,688
Micrel, Inc. (a)	1,497	17,365
Netlogic Microsystems, Inc. (a)	129	3,514
ON Semiconductor Corp. (a)	3,217	17,790
PortalPlayer, Inc. (a)	586	16,596
Semtech Corp. (a)	1,092	19,940
Silicon Laboratories, Inc. (a)	565	20,713
Skyworks Solutions, Inc. (a)	551	2,805
Standard Microsystems Corp. (a)	579	16,612
Supertex, Inc. (a)	395	17,479
TriQuint Semiconductor, Inc. (a)	3,987	17,742
		265,243
Software 2.8%
Ansoft Corp. (a)	458	15,595
Blackbaud, Inc.	601	10,265
EPIQ Systems, Inc. (a)	145	2,688
FactSet Research Systems, Inc.	500	20,580
FileNET Corp. (a)	91	2,352
MicroStrategy, Inc. Class A (a)	235	19,444
Opsware, Inc. (a)	1,744	11,842
Parametric Technology Corp. (a)	3,556	21,692

See accompanying notes which are an integral part of the financial statements.
VIP Disciplined Small Cap Portfolio	12

Common Stocks continued
		Shares	Value (Note 1)

INFORMATION TECHNOLOGY – continued
Software – continued
TIBCO Software, Inc. (a)		2,796	$20,886
Wind River Systems, Inc. (a)		955	14,105
			139,449

TOTAL INFORMATION TECHNOLOGY			1,008,160

MATERIALS 4.0%
Chemicals 0.4%
Spartech Corp.		807	17,714
Construction Materials – 0.5%
Eagle Materials, Inc.		197	24,105
Containers & Packaging – 0.2%
Greif Brothers Corp. Class A		175	11,599
Metals & Mining – 2.9%
Amcol International Corp.		802	16,457
Carpenter Technology Corp.		311	21,916
Century Aluminum Co. (a)		672	17,613
Commercial Metals Co.		641	24,063
Gibraltar Industries, Inc.		750	17,205
Royal Gold, Inc.		523	18,164
Steel Dynamics, Inc.		580	20,596
Stillwater Mining Co. (a)		826	9,557
			145,571

TOTAL MATERIALS			198,989

TELECOMMUNICATION SERVICES 1.7%
Diversified Telecommunication Services – 1.0%
Alaska Communication Systems Group, Inc.		750	7,620
Commonwealth Telephone Enterprises, Inc.		114	3,850
CT Communications, Inc.		1,364	16,559
Iowa Telecommunication Services, Inc.		1,011	15,660
Level 3 Communications, Inc. (a)		2,817	8,085
			51,774
Wireless Telecommunication Services – 0.7%
Centennial Communications Corp.
Class A (a)		1,041	16,156
Syniverse Holdings, Inc.		780	16,302
			32,458

TOTAL TELECOMMUNICATION SERVICES			84,232

		Shares	Value (Note 1)

UTILITIES 1.8%
Gas Utilities 1.4%
Laclede Group, Inc.		592	$17,292
Nicor, Inc.		326	12,815

See accompanying notes which are an integral part of the financial statements.
	13		Annual Report

13

VIP Disciplined Small Cap Portfolio
Investments - continued

	Shares	Value (Note 1)

Northwest Natural Gas Co.	540	18,457
Peoples Energy Corp.	575	20,165
		68,729
Multi-Utilities – 0.4%
Aquila, Inc. (a)	1,513	5,447
Avista Corp.	1,030	18,241
		23,688
TOTAL UTILITIES		92,417

TOTAL COMMON STOCKS
(Cost $4,923,983)		4,892,225
Investment Companies 0.9%
iShares Russell 2000 Index Fund
(Cost $47,069)	700	46,679
Money Market Funds 0.6%
Fidelity Cash Central Fund, 4.28% (b)
(Cost $28,379)	28,379	28,379
TOTAL INVESTMENT PORTFOLIO 99.9%
(Cost $4,999,431)		4,967,283

NET OTHER ASSETS 0.1%		2,523
NET ASSETS 100%		$ 4,969,806

Legend

(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds

Information regarding income received by the fund from the affiliated Central funds during the period is as follows:

Fund	Income received
Fidelity Cash Central Fund	$ 241

See accompanying notes which are an integral part of the financial statements.

VIP Disciplined Small Cap Portfolio 14

VIP Disciplined Small Cap Portfolio

Financial Statements

Statement of Assets and Liabilities
	December 31, 2005

Assets
Investment in securities, at value — See accompanying schedule:
Unaffiliated issuers (cost $4,971,052)	$ 4,938,904
Affiliated Central Funds (cost $28,379)	28,379
Total Investments (cost $4,999,431)		$4,967,283
Cash		75,343
Dividends receivable		3,177
Interest receivable		241
Receivable from investment adviser for expense reductions		33,325
Total assets		5,079,369

Liabilities
Payable for investments purchased	$ 75,343
Accrued management fee	572
Distribution fees payable	70
Other affiliated payables	428
Other payables and accrued expenses	33,150
Total liabilities		109,563

Net Assets		$4,969,806
Net Assets consist of:
Paid in capital		$5,000,040
Undistributed net investment income		1,884
Accumulated undistributed net realized gain (loss) on investments		30
Net unrealized appreciation (depreciation) on investments		(32,148)
Net Assets		$4,969,806

Statement of Assets and Liabilities continued
	December 31, 2005

Initial Class:
Net Asset Value, offering price and redemption price per share ($1,242,476 ÷ 125,001 shares)		$9.94
Service Class:
Net Asset Value, offering price and redemption price per share ($1,242,456 ÷ 125,001 shares)		$9.94
Service Class 2:
Net Asset Value, offering price and redemption price per share ($1,242,427 ÷ 125,001 shares)		$9.94
Investor Class:
Net Asset Value, offering price and redemption price per share ($1,242,447 ÷ 125,001 shares)		$9.94

See accompanying notes which are an integral part of the financial statements.

15 Annual Report

VIP Disciplined Small Cap Portfolio
Financial Statements - continued

Statement of Operations
For the period December 27, 2005 (commencement of operations) to December 31, 2005

Investment Income
Dividends			$2,538
Income from affiliated Central Funds			241
Total income			2,779

Expenses
Management fee		$572
Transfer agent fees		395
Distribution fees		70
Accounting fees and expenses		33
Custodian fees and expenses		1,400
Audit		31,750
Total expenses before reductions		34,220
Expense reductions		(33,325)	895

Net investment income (loss)			1,884
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers			30
Change in net unrealized appreciation (depreciation) on investment securities			(32,148)
Net gain (loss)			(32,118)
Net increase (decrease) in net assets resulting from operations			$(30,234)

Statement of Changes in Net Assets
		For the period
		December 27, 2005
		(commencement
		of operations) to
		December 31, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)			$1,884
Net realized gain (loss)			30
Change in net unrealized appreciation (depreciation)			(32,148)
Net increase (decrease) in net assets resulting from operations			(30,234)
Share transactions - net increase (decrease)			5,000,040
Total increase (decrease) in net assets			4,969,806

Net Assets
Beginning of period			—
End of period (including undistributed net investment income of $1,884)			$4,969,806

See accompanying notes which are an integral part of the financial statements.

VIP Disciplined Small Cap Portfolio	16

Financial Highlights Initial Class

Year ended December 31,	2005F
Selected Per Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss)E	—H
Net realized and unrealized gain (loss)	(.06)
Total from investment operations	(.06)
Net asset value, end of period	$ 9.94
Total ReturnB,C,D	(.60)%
Ratios to Average Net AssetsG
Expenses before reductions	42.86%A
Expenses net of fee waivers, if any	1.00%A
Expenses net of all reductions	1.00%A
Net investment income (loss)	2.50%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,242
Portfolio turnover rate	—%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.
D Total returns would have been lower had certain expenses not been reduced during the periods shown.
E Calculated based on average shares outstanding during the period.
F For the period December 27, 2005 (commencement of operations) to December 31, 2005.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
H Amount represents less than $.01 per share.

Financial Highlights Service Class

Year ended December 31,	2005F
Selected Per Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss)E	—H
Net realized and unrealized gain (loss)	(.06)
Total from investment operations	(.06)
Net asset value, end of period	$ 9.94
Total ReturnB,C,D	(.60)%
Ratios to Average Net AssetsG
Expenses before reductions	42.96%A
Expenses net of fee waivers, if any	1.10%A
Expenses net of all reductions	1.10%A
Net investment income (loss)	2.40%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,242
Portfolio turnover rate	—%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.
D Total returns would have been lower had certain expenses not been reduced during the periods shown.
E Calculated based on average shares outstanding during the period.
F For the period December 27, 2005 (commencement of operations) to December 31, 2005.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

17 Annual Report

Financial Highlights Service Class 2

Year ended December 31,	2005F
Selected Per Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss)E	—H
Net realized and unrealized gain (loss)	(.06)
Total from investment operations	(.06)
Net asset value, end of period	$ 9.94
Total ReturnB,C,D	(.60)%
Ratios to Average Net AssetsG
Expenses before reductions	43.12%A
Expenses net of fee waivers, if any	1.25%A
Expenses net of all reductions	1.25%A
Net investment income (loss)	2.25%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,242
Portfolio turnover rate	—%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.
D Total returns would have been lower had certain expenses not been reduced during the periods shown.
E Calculated based on average shares outstanding during the period.
F For the period December 27, 2005 (commencement of operations) to December 31, 2005.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
H Amount represents less than $.01 per share.

Financial Highlights Investor Class

Year ended December 31,	2005F
Selected Per Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss)E	—H
Net realized and unrealized gain (loss)	(.06)
Total from investment operations	(.06)
Net asset value, end of period	$ 9.94
Total ReturnB,C,D	(.60)%
Ratios to Average Net AssetsG
Expenses before reductions	43.46%A
Expenses net of fee waivers, if any	1.15%A
Expenses net of all reductions	1.15%A
Net investment income (loss)	2.35%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,242
Portfolio turnover rate	—%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.
D Total returns would have been lower had certain expenses not been reduced during the periods shown.
E Calculated based on average shares outstanding during the period.
F For the period December 27, 2005 (commencement of operations) to December 31, 2005.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.
VIP Disciplined Small Cap Portfolio	18

Notes to Financial Statements For the period ended December 31, 2005

1. Significant Accounting Policies.

VIP Disciplined Small Cap Portfolio (the fund) is a fund of Variable Insurance Products Fund II (the trust) (referred to in this report as VIP Disci plined Small Cap Portfolio) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as a Massachusetts business trust. Shares of the fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund may invest in affiliated money market central funds (Money Market Central Funds) which are open end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open end mutual funds are valued at their closing net asset value each business day. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the fund’s utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex dividend date, except for certain dividends from foreign securities where the ex dividend date may have passed, which are recorded as soon as the fund is informed of the ex dividend date. Non cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distrib uting all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Distributions are recorded on the ex dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

19 Annual Report

Notes to Financial Statements continued

1. Significant Accounting Policies continued
Income Tax Information and Distributions to Shareholders continued
The tax basis components of distributable earnings and the federal tax cost as of period end were as follows:
Unrealized appreciation	$26,747
Unrealized depreciation	(58,895)
Net unrealized appreciation (depreciation)	(32,148)
Undistributed ordinary income	1,884
Undistributed long term capital gain	30
Cost for federal income tax purposes	$4,999,431

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (in cluding accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short term securities and U.S. government securities, aggregated $4,971,661 and $0, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly manage ment fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the fund’s average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .72% of the fund’s average net assets.

Sub Adviser. Geode Capital Management, LLC (Geode), serves as sub adviser for the fund. Geode provides discretionary investment advisory services to the fund and is paid by FMR for providing these services.

Distribution and Service Plan. In accordance with Rule 12b 1 of the 1940 Act, the fund has adopted separate 12b 1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class’ average net assets and .25% of Service Class 2’s average net assets.

For the period, each class paid FDC the following amounts, all of which were re allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$20
Service Class 2	50
$70

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund’s transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset based fee with respect to each class. FIIOC pays a portion of the expenses related to the typesetting, printing and mailing of shareholder reports, except proxy statements. Each class pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of their month end net assets. Investor Class pays an asset based transfer agent fee of .18% of its month end net assets. The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$69
Service Class	69
Service Class 2	69
Investor Class	188
$395

VIP Disciplined Small Cap Portfolio

20

4. Fees and Other Transactions with Affiliates continued

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund’s accounting records. The fee is based on the level of average net assets for the month.

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

The Money Market Central Funds do not pay a management fee. 5. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:
	Expense	Reimbursement
	Limitations	from adviser
Initial Class	1.00%	$8,309
Service Class	1.10%	8,309
Service Class 2	1.25%	8,309
Investor Class	1.15%	8,398
		$33,325

6. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 100% of the total outstanding shares of the fund.

7. Share Transactions.

Transactions for each class of shares were as follows:
	Shares	Dollars
	December 27, 2005	December 27, 2005
	(commencement	(commencement
	of operations) to	of operations) to
	December 31, 2005	December 31, 2005
Initial Class
Shares sold	125,001	$1,250,010
Net increase (decrease)	125,001	$1,250,010
Service Class
Shares sold	125,001	$1,250,010
Net increase (decrease)	125,001	$1,250,010
Service Class 2
Shares sold	125,001	$1,250,010
Net increase (decrease)	125,001	$1,250,010
Investor Class
Shares sold	125,001	$1,250,010
Net increase (decrease)	125,001	$1,250,010

21 Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Variable Insurance Products Fund II and Shareholders of VIP Disciplined Small Cap Portfolio:

We have audited the accompanying statement of assets and liabilities of VIP Disciplined Small Cap Portfolio (the Fund), a fund of Variable Insurance Products Fund II, including the schedule of investments as of December 31, 2005, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the period from December 27, 2005 (commencement of operations) to December 31, 2005. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of VIP Disciplined Small Cap Portfolio as of December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for the period then ended, and its financial highlights for the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP DELOITTE & TOUCHE LLP Boston, Massachusetts February 14, 2006

VIP Disciplined Small Cap Portfolio

22

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund’s activities, review contractual arrangements with companies that provide services to the fund, and review the fund’s performance. Except for William O. McCoy and Albert R. Gamper, Jr., each of the Trustees oversees 326 funds advised by FMR or an affiliate. Mr. McCoy oversees 328 funds advised by FMR or an affiliate. Mr. Gamper oversees 235 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapac itated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-5429.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation Edward C. Johnson 3d (75)

Year of Election or Appointment: 1988

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Man agement & Research (Far East) Inc.; Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001 present) and a Director (2000 present) of FMR Co., Inc.

Stephen P. Jonas (52)

Year of Election or Appointment: 2005

Mr. Jonas is Senior Vice President of VIP Disciplined Small Cap (2005 present). He also serves as Senior Vice President of other Fidelity funds (2005 present). Mr. Jonas is Executive Director of FMR (2005 present). Previously, Mr. Jonas served as President of Fidelity Enterprise Operations and Risk Services (2004 2005), Chief Administrative Officer (2002 2004), and Chief Financial Officer of FMR Co. (1998 2000). Mr. Jonas has been with Fidelity Investments since 1987 and has held various financial and management positions including Chief Financial Officer of FMR. In addition, he serves on the Boards of Boston Ballet (2003 present) and Simmons College (2003 present).

Robert L. Reynolds (53)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003 present) and Chief Operating Officer (2002 present) of FMR Corp. He also serves on the Board at Fidelity Investments Canada, Ltd. (2000 present). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996 2000).

* Trustees have been determined to be “Interested Trustees” by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

23 Annual Report

Trustees and Officers - continued Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Invest ments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation Dennis J. Dirks (57)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999 2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999 2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999 2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001 2003) and Chief Executive Officer and Board member of the Mortgage Backed Securities Clearing Corporation (2001 2003). Mr. Dirks also serves as a Trustee of Manhattan College (2005 present).

Albert R. Gamper, Jr. (63)

Year of Election or Appointment: 2006

Mr. Gamper also serves as a Trustee (2006 present) or Member of the Advisory Board (2005 present) of other investment compa nies advised by FMR. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, includ ing Chairman (1987 1989; 1999 2001; 2002 2004), Chief Executive Officer (1987 2004), and President (1989 2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001 present), Chairman of the Board of Governors, Rutgers University (2004 present), and Chairman of the Board of Saint Barnabas Health Care System.

Robert M. Gates (62)

Year of Election or Appointment: 1997

Dr. Gates is Chairman of the Independent Trustees (2006 present). Dr. Gates is President of Texas A&M University (2002 present). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001 present), and Brinker International (restaurant management, 2003 present). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999 2001). Dr. Gates also is a Trustee of the Forum for International Policy.

George H. Heilmeier (69)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004 present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE) (2000 present). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992 2002), Compaq (1994 2002), Automatic Data Processing, Inc. (ADP) (technology based business outsourcing, 1995 2002), INET Technologies Inc. (telecommunications network surveillance, 2001 2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid display.

Marie L. Knowles (59)

Year of Election or Appointment: 2001

Prior to Ms. Knowles’ retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Rich field Company (ARCO) (diversified energy, 1996 2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002 present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

VIP Disciplined Small Cap Portfolio

24

Name, Age; Principal Occupation Ned C. Lautenbach (61)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Pre viously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004 present) and Eaton Corpora tion (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005 present), as well as a member of the Council on Foreign Relations.

William O. McCoy (72)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunica tions) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Cor poration (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chan cellor (1999 2000) and a member of the Board of Visitors for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16 school system).

Cornelia M. Small (61)

Year of Election or Appointment: 2005

Ms. Small is a member (2000 present) and Chairperson (2002 present) of the Investment Committee, and a member (2002 present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999 2000), Director of Global Equity Investments (1996 1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990 1997) and Scudder Kemper Investments (1997 1998). In addition, Ms. Small served as Co Chair (2000 2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (66)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman of the Board (2000 present) and a Member of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management posi tions, including President (1993 2000; 2002 2003), CEO (1995 2000; 2002 2004), and Chairman of the Executive Committee (2000 2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002 present), and Metalmark Capi tal (private equity investment firm, 2005 present). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (66)

Year of Election or Appointment: 2005

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993 2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003 present), Bausch & Lomb, Inc., and Revlon Inc. (2004 present).

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation Peter S. Lynch (61)

Year of Election or Appointment: 2003

Member of the Advisory Board of Variable Insurance Product Fund II. Vice Chairman and a Director of FMR, and Vice Chairman (2001 present) and a Director (2000 present) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990 2003). In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

25 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Dwight D. Churchill (52)

Year of Election or Appointment: 2005

Vice President of VIP Disciplined Small Cap. Mr. Churchill also serves as Vice President of certain Equity Funds (2005 present) and certain High Income Funds (2005 present). Previously, he served as Head of Fidelity’s Fixed Income Division (2000 2005), Vice President of Fidelity’s Money Market Funds (2000 2005), Vice President of Fidelity’s Bond Funds, and Senior Vice President of FIMM (2000) and FMR. Mr. Churchill joined Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed Income Investments.

Eric D. Roiter (57)

Year of Election or Appointment: 2005

Secretary of VIP Disciplined Small Cap. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001 present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc.

(2001 present), Fidelity Management & Research (Far East) Inc. (2001 present), and Fidelity Investments Money Management, Inc. (2001 present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003 present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998 2005).

Stuart Fross (46)

Year of Election or Appointment: 2005

Assistant Secretary of VIP Disciplined Small Cap. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003 present), Vice President and Secretary of FDC (2005 present), and is an employee of FMR.

Christine Reynolds (47)

Year of Election or Appointment: 2005

President, Treasurer, and Anti Money Laundering (AML) officer of VIP Disciplined Small Cap. Ms. Reynolds also serves as Presi dent, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980 2002), where she was most recently an audit partner with PwC’s investment management practice.

Paul M. Murphy (58)

Year of Election or Appointment: 2005

Chief Financial Officer of VIP Disciplined Small Cap. Mr. Murphy also serves as Chief Financial Officer of other Fidelity funds (2005 present). He also serves as Senior Vice President of Fidelity Pricing and Cash Management Services Group (FPCMS).

Kenneth A. Rathgeber (58)

Year of Election or Appointment: 2005

Chief Compliance Officer of VIP Disciplined Small Cap. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004) and Executive Vice President of Risk Oversight for Fidelity Investments (2002). Previously, he served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998 2002).

John R. Hebble (47)

Year of Election or Appointment: 2005

Deputy Treasurer of VIP Disciplined Small Cap. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002 2003) and Assistant Treasurer of the Scudder Funds (1998 2003).

Bryan A. Mehrmann (44)

Year of Election or Appointment: 2005

Deputy Treasurer of VIP Disciplined Small Cap. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds

(2005 present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998 2004).

Kimberley H. Monasterio (42)

Year of Election or Appointment: 2005

Deputy Treasurer of VIP Disciplined Small Cap. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000 2004) and Chief Financial Officer (2002 2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000 2004).

VIP Disciplined Small Cap Portfolio

26

Name, Age; Principal Occupation Kenneth B. Robins (36)

Year of Election or Appointment: 2005

Deputy Treasurer of VIP Disciplined Small Cap. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2004 present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG’s department of professional practice (2002 2004) and a Senior Manager (1999 2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000 2002).

Robert G. Byrnes (39)

Year of Election or Appointment: 2005

Assistant Treasurer of VIP Disciplined Small Cap. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003 2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000 2003).

John H. Costello (59)

Year of Election or Appointment: 2005

Assistant Treasurer of VIP Disciplined Small Cap. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.

Peter L. Lydecker (51)

Year of Election or Appointment: 2005

Assistant Treasurer of VIP Disciplined Small Cap. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

Mark Osterheld (50)

Year of Election or Appointment: 2005

Assistant Treasurer of VIP Disciplined Small Cap. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

Gary W. Ryan (47)

Year of Election or Appointment: 2005

Assistant Treasurer of VIP Disciplined Small Cap. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS

(1999 2005).

Salvatore Schiavone (40)

Year of Election or Appointment: 2005

Assistant Treasurer of VIP Disciplined Small Cap. Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds

(2005 present) and is an employee of FMR (2005 present). Before joining Fidelity Investments, Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003 2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996 2003).

27 Annual Report

Distributions

The fund hereby designates as capital gain dividends: For dividends with respect to the taxable year ended December 31, 2005, $30, or, if subsequently determined to be different, the net capital gain of such year.

VIP Asset Manager: Growth Portfolio

28

Board Approval of Investment Advisory Contracts and Management Fees

VIP Disciplined Small Cap Portfolio

On December 15, 2005, the Board of Trustees, including the independent Trustees (together, the Board), voted to approve the management contract and subadvisory agreement (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and independent Trust ees’ counsel, considered a broad range of information.

In determining whether to approve the Advisory Contract for the fund, the Board was aware that shareholders have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, may choose to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub advisers (together, the Investment Advisers), including the backgrounds of the fund’s portfolio managers and the fund’s investment objective and discipline.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers’ investment staff, their use of technology, and the Investment Advisers’ approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the Investment Advisers’ supervision of third party service providers, principally custodians and subcustodians.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24 hour access to account information and market informa tion through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund’s prospectus, without paying an additional sales charge.

Investment Performance. VIP Disciplined Small Cap is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund’s Advisory Contracts. Once the fund has been in operation for at least one calendar year, the Board will review the fund’s absolute investment performance, as well as the fund’s relative investment performance measured against (i) a broad based securities market index and (ii) a peer group of mutual funds deemed appropriate by the Board.

Based on its review, the Board concluded that the nature, extent, and quality of the services provided by Fidelity will benefit the fund’s shareholders, particularly in light of the Board’s view that the fund’s shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund’s proposed management fee and projected operating expenses in reviewing the Advisory Contracts. The Board noted that the fund’s proposed management fee rate is lower than the median fee rate of funds with similar Lipper investment objective categories and comparable management fee characteristics. The Board also noted that the fund’s management fee and projected expenses are comparable to those of similar funds that Fidelity offers to shareholders.

Based on its review, the Board concluded that the fund’s management fee and the total expenses for each class of the fund were fair and reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. In connection with its future renewal of the fund’s management contract and sub advisory agreements, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders.

Economies of Scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

The Board recognized that the fund’s management contract incorporates a “group fee” structure, which provides for lower fee rates as total fund assets under FMR’s management increase, and for higher fee rates as total fund assets under FMR’s management decrease. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity’s costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets.

29 Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR’s management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board received additional information explaining that the fund’s investments will be chosen using an investment discipline developed by Geode Capital Management, the sub advisor to the fund and to Fidelity’s equity index funds.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund’s Advisory Contracts should be approved.

VIP Disciplined Small Cap Portfolio

30

31 Annual Report

VIP Disciplined Small Cap Portfolio

32

Investment Adviser
Fidelity Management & Research Company
Boston, MA
Investment Sub Advisers
Geode Capital Management, LLC
General Distributor
Fidelity Distributors Corporation
Boston, MA
Transfer and Service Agents
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA
Fidelity Service Company, Inc.
Boston, MA
Custodian
The Northern Trust Company

VDSC ANN 0206 1.820582.100

Fidelity® Variable Insurance Products: Investment Grade Bond Portfolio

Annual Report December 31, 2005

Contents

Performance	3	How the fund has done over time.
Management’s Discussion	4	The manager’s review of fund performance, strategy and
		outlook.
Shareholder Expense Example	5	An example of shareholder expenses.
Investment Changes	6	A summary of major shifts in the fund’s investments over the
		past six months.
Investments	7	A complete list of the fund’s investments with their
		market values.
Financial Statements	28	Statements of assets and liabilities, operations, and
		changes in net assets, as well as financial highlights.
Notes	32	Notes to the financial statements.
Report of Independent Registered Public	37
Accounting Firm
Trustees and Officers	38
Distributions	44

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the
Securities and Exchange Commission’s (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies, Inc. and have been licensed for use by
Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the
SEC’s web site at http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regard ing the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity’s web site at http://www.advisor.fidelity.com.
NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE
Neither the fund nor Fidelity Distributors Corporation is a bank.

VIP Investment Grade Bond Portfolio 2

VIP Investment Grade Bond Portfolio Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class’ dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns
Periods ended December 31, 2005	Past 1	Past 5	Past 10
	year	years	years
VIP Investment Grade Bond - Initial Class	2.19%	6.09%	6.12%
VIP Investment Grade Bond - Service Class A	2.08%	5.95%	6.05%
VIP Investment Grade Bond - Service Class 2 B	1.89%	5.80%	5.94%
VIP Investment Grade Bond - Investor Class C	2.11%	6.08%	6.12%

A The initial offering of Service Class shares took place on July 7, 2000. Performance for Service Class shares reflects an asset based service fee (12b 1 fee), and returns prior to July 7, 2000 are those of Initial Class and do not include the effects of Service Class’ 12b 1 fee. Had Service Class’ 12b 1 fee been reflected, returns prior to July 7, 2000 would have been lower.
B The initial offering of Service Class 2 shares took place on January 12, 2000. Performance for Service Class 2 shares reflects an asset based service fee (12b 1 fee), and returns prior to January 12, 2000 are those of Initial Class and do not include the effects of Service Class 2’s 12b 1 fee. Had Service Class 2’s 12b 1 fee been reflected, returns prior to Janu ary 12, 2000 would have been lower.
C The initial offering of Investor Class shares took place on July 21, 2005. Returns prior to July 21, 2005 are those of Initial Class. If Investor Class’s transfer agent fee had been reflected, returns prior to July 21, 2005 would have been lower.

$10,000 Over 10 Years

Let’s say hypothetically that $10,000 was invested in VIP Investment Grade Bond Portfolio Initial Class on December 31, 1995. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers® Aggregate Bond Index performed over the same period.

3 Annual Report

VIP Investment Grade Bond Portfolio Management’s Discussion of Fund Performance

Comments from Ford O’Neil, Portfolio Manager of VIP Investment Grade Bond Portfolio

The investment grade bond market ended 2005 in the black, marking six consecutive years of gains for the asset class. However, the 2.43% advance of the Lehman Brothers® Aggregate Bond Index was the lowest return of that streak, which reflects the trying investment conditions bonds encountered during the year. Two of the most challenging tests that bonds can face higher interest rates and rising inflation were prevalent themes in 2005. The Federal Reserve Board hiked short term interest rates eight times during the year, but long term rates barely budged, hurting flows into the market as investors began to find money market yields increasingly attractive. Meanwhile, inflation levels accelerated along with record high prices for oil, which reached $70 per barrel after Hurricane Katrina devastated the Gulf Coast’s production and refining facilities. On the upside, core inflation which excludes volatile energy and food prices remained relatively tame, and quarterly gross domestic product (GDP) growth showed the economy was solid, but not overheated. Amid the uncertainty, Treasuries outperformed corporate, agency and mortgage backed debt.

During the past year, the fund marginally trailed the Lehman Brothers index and was roughly in line with the LipperSM Variable Annuity Intermediate Investment Grade Debt Funds Average, which returned 1.99% . (For specific portfolio performance results, please refer to the performance section of this report.) A major contributor to the fund’s performance was advantageous sector allocation. Our investments outside of the index in high quality spread sectors, particularly asset backed securities and collateralized mortgage obligations, saw solid gains due to robust demand for higher yielding alternatives to U.S. Treasury securities. Modest out of index positions in foreign government bonds, including those issued in Chile, Malaysia and Mexico, also worked out well, bolstered by the perceived improvement in the fiscal and economic health of these emerging markets countries. Performance was further aided by a large position in the Fidelity® Ultra Short Central Fund, a diversified internal pool of short term assets designed to outperform cash like instruments with similar risk characteristics. My decision to maintain a much smaller stake than the index in Treasuries detracted from results, as they performed surprisingly well thanks to strong demand for longer maturity bonds in the sector. An out of benchmark position in Treasury Inflation Protected Securities (TIPS) helped erase some of what we lost from heavily underweighting plain vanilla Treasuries. Security selection within the corporate sector was another modest detractor. Although the fund benefited from some successful holdings, particularly investments in utilities and real estate investment trusts (REITs), these gains were offset by losses in poor performing auto manufacturers. Unfavorable security selection within the corporate sector was somewhat offset by my decision to modestly underweight the sector compared with the Lehman Brothers index.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as invest ment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

VIP Investment Grade Bond Portfolio 4

VIP Investment Grade Bond Portfolio Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b 1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2005 to December 31, 2005) for Initial Class, Service Class, and Service Class 2 and for the enitre period (July 21, 2005 to December 31, 2005) for Investor Class. The hypothetical expense Example is based on an investment of $1,000 invested for the one half year period (July 1, 2005 to December 31, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the fund, as a shareholder in the underlying affiliated central funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying affiliated central funds. These fees and expenses are not included in the fund’s annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the fund, as a shareholder in the underlying affiliated central funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying affiliated central funds. These fees and expenses are not included in the fund’s annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Ending
	Beginning	Account Value	Expenses Paid
	Account Value	December 31, 2005	During Period
Initial Class
Actual	$ 1,000.00	$ 999.20	$ 2.22B
HypotheticalA	$ 1,000.00	$ 1,022.99	$ 2.24C
Service Class
Actual	$ 1,000.00	$ 998.40	$ 2.72B
HypotheticalA	$ 1,000.00	$ 1,022.48	$ 2.75C
Service Class 2
Actual	$ 1,000.00	$ 997.60	$ 3.47B
HypotheticalA	$ 1,000.00	$ 1,021.73	$ 3.52C
Investor Class
Actual	$ 1,000.00	$ 1,007.90	$ 2.21B
HypotheticalA	$ 1,000.00	$ 1,022.74	$ 2.50C

A 5% return per year before expenses.
B Actual expenses are equal to each Class’ annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one half year period) for Initial Class, Service Class, and Service Class 2 and multiplied by 164/365 (to reflect the period July 21, 2005 to December 31, 2005) for Investor Class.
C Hypothetical expenses are equal to each Class’ annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annualized
Expense Ratio
Initial Class	44%
Service Class	54%
Service Class 2	69%
Investor Class	49%

55 Annual Report

VIP Investment Grade Bond Portfolio Investment Changes

We have used ratings from Moody’s® Investors Services, Inc. Where Moody’s ratings are not available, we have used S&P® ratings. Securities rated BB or below were rated investment grade at the time of acquisition.

Average Years to Maturity as of December 31, 2005
6 months ago
Years	6.2	5.8

Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund’s bonds, weighted by dollar amount.

Duration as of December 31, 2005
6 months ago
Years	4.3	3.9

Duration shows how much a bond fund’s price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund’s performance and share price. Accordingly, a bond fund’s actual performance may differ from this example.

For an unaudited list of holdings for each fixed income central fund, visit advisor.fidelity.com.

The information in the above tables is based on the combined investments of the fund and its pro rata share of the investments of Fidelity’s fixed income central funds.

VIP Investment Grade Bond Portfolio 6

VIP Investment Grade Bond Portfolio
Investments December 31, 2005
Showing Percentage of Net Assets

Nonconvertible Bonds 17.7%
		Principal	Value
		Amount	(Note 1)

CONSUMER DISCRETIONARY 1.9%
Automobiles – 0.4%
Ford Motor Co.:
6.625% 10/1/28		$6,850,000	$4,418,250
7.45% 7/16/31		4,675,000	3,179,000
			7,597,250
Media 1.3%
AOL Time Warner, Inc.:
6.875% 5/1/12		485,000	516,273
7.625% 4/15/31		1,000,000	1,113,649
Cox Communications, Inc.:
4.625% 1/15/10		3,350,000	3,242,978
7.125% 10/1/12		785,000	841,109
Liberty Media Corp.:
5.7% 5/15/13		2,500,000	2,331,250
8.25% 2/1/30		2,465,000	2,415,345
News America Holdings, Inc. 7.75% 12/1/45		1,190,000	1,364,259
News America, Inc. 6.2% 12/15/34		2,310,000	2,294,523
Time Warner Entertainment Co. LP 8.375% 7/15/33		5,000,000	5,906,290
Time Warner, Inc. 6.625% 5/15/29		1,745,000	1,742,548
			21,768,224
Multiline Retail – 0.2%
The May Department Stores Co. 6.7% 7/15/34		2,655,000	2,827,822

TOTAL CONSUMER DISCRETIONARY			32,193,296

CONSUMER STAPLES 0.4%
Beverages 0.1%
FBG Finance Ltd. 5.125% 6/15/15 (a)		1,860,000	1,809,620
Food Products – 0.1%
H.J. Heinz Co. 6.428% 12/1/08 (a)(f)		1,885,000	1,936,404
Tobacco – 0.2%
Altria Group, Inc. 7% 11/4/13		495,000	541,650
Philip Morris Companies, Inc. 7.65% 7/1/08		2,500,000	2,647,835
			3,189,485

TOTAL CONSUMER STAPLES			6,935,509

ENERGY 2.0%
Energy Equipment & Services – 0.3%
Petronas Capital Ltd. 7% 5/22/12 (a)		4,320,000	4,755,529

		Principal	Value
		Amount	(Note 1)
Oil, Gas & Consumable Fuels 1.7%
Amerada Hess Corp. 6.65% 8/15/11		$710,000	$762,932
Duke Capital LLC:
6.25% 2/15/13		805,000	838,346
6.75% 2/15/32		4,610,000	5,016,851
Empresa Nacional de Petroleo 6.75% 11/15/12 (a)		5,050,000	5,437,335
Enterprise Products Operating LP 5.75% 3/1/35		1,500,000	1,379,172

See accompanying notes which are an integral part of the financial statements.
	7		Annual Report

7

VIP Investment Grade Bond Portfolio
Investments - continued

	Principal	Value
	Amount	(Note 1)

Kerr McGee Corp. 6.95% 7/1/24	1,000,000	1,060,682
Kinder Morgan Energy Partners LP:
5.125% 11/15/14	600,000	586,809
5.8% 3/15/35	1,500,000	1,434,908
Nexen, Inc. 5.875% 3/10/35	2,740,000	2,694,294
Pemex Project Funding Master Trust:
6.125% 8/15/08	3,630,000	3,702,600
6.625% 6/15/35 (a)	3,405,000	3,413,513
7.375% 12/15/14	2,000,000	2,222,000
7.875% 2/1/09 (f)	1,200,000	1,283,400
		29,832,842

TOTAL ENERGY		34,588,371

FINANCIALS – 7.5%
Capital Markets 1.2%
Goldman Sachs Group, Inc.:
5.25% 10/15/13	3,270,000	3,269,212
5.7% 9/1/12	2,935,000	3,019,170
Lazard Group LLC 7.125% 5/15/15	2,815,000	2,956,003
Merrill Lynch & Co., Inc. 4.25% 2/8/10	4,985,000	4,849,029
Morgan Stanley 6.6% 4/1/12	5,695,000	6,121,373
		20,214,787
Commercial Banks – 1.0%
Bank of America Corp. 7.4% 1/15/11	5,680,000	6,256,656
Corporacion Andina de Fomento 5.2% 5/21/13	1,560,000	1,553,676
Korea Development Bank 3.875% 3/2/09	3,500,000	3,386,387
SouthTrust Corp. 5.8% 6/15/14	1,440,000	1,499,106
Wachovia Bank NA 4.875% 2/1/15	1,455,000	1,418,941
Wachovia Corp. 5.5% 8/1/35	3,790,000	3,692,635
		17,807,401
Consumer Finance – 0.7%
Capital One Financial Corp.:
4.8% 2/21/12	700,000	679,150
5.5% 6/1/15	2,000,000	1,988,298
Ford Motor Credit Co. 7.375% 2/1/11	2,500,000	2,191,295

See accompanying notes which are an integral part of the financial statements.
VIP Investment Grade Bond Portfolio	8

Nonconvertible Bonds continued
	Principal	Value
	Amount	(Note 1)

FINANCIALS – continued
Consumer Finance – continued
Household Finance Corp. 4.125% 11/16/09	$ 2,085,000	$ 2,013,045
Household International, Inc. 5.836% 2/15/08	3,775,000	3,837,544
MBNA Corp. 7.5% 3/15/12	1,205,000	1,357,230
		12,066,562
Diversified Financial Services – 1.2%
Alliance Capital Management LP 5.625% 8/15/06	2,475,000	2,485,239
JPMorgan Chase & Co. 5.75% 1/2/13	3,500,000	3,609,494
JPMorgan Chase Capital XVII 5.85% 8/1/35	8,310,000	8,221,939
Prime Property Funding, Inc. 5.125% 6/1/15 (a)	2,230,000	2,156,403
ZFS Finance USA Trust II 6.45% 12/15/65 (a)(f)	3,400,000	3,447,260
		19,920,335
Insurance – 0.6%
Axis Capital Holdings Ltd. 5.75% 12/1/14	1,505,000	1,505,322
Marsh & McLennan Companies, Inc. 7.125% 6/15/09	3,109,000	3,291,125
Principal Life Global Funding I 6.25% 2/15/12 (a)	1,350,000	1,434,000
The St. Paul Travelers Companies, Inc. 5.5% 12/1/15	4,060,000	4,089,220
		10,319,667
Real Estate 2.2%
Archstone Smith Operating Trust 5.25% 5/1/15	3,270,000	3,224,773
Arden Realty LP 7% 11/15/07	5,000,000	5,186,445
AvalonBay Communities, Inc. 5% 8/1/07	2,315,000	2,314,169
CarrAmerica Realty Corp.:
5.125% 9/1/11	4,255,000	4,170,564
5.5% 12/15/10	2,355,000	2,351,416
Colonial Properties Trust 5.5% 10/1/15	3,645,000	3,552,851
Developers Diversified Realty Corp.:
5% 5/3/10	1,625,000	1,601,064
5.25% 4/15/11	925,000	915,676
EOP Operating LP:
4.65% 10/1/10	6,570,000	6,365,745
7% 7/15/11	1,725,000	1,846,342
Simon Property Group LP:
5.1% 6/15/15	2,120,000	2,050,369
5.625% 8/15/14	2,985,000	3,005,304
		36,584,718

	Principal	Value
	Amount	(Note 1)
Thrifts & Mortgage Finance – 0.6%
Countrywide Home Loans, Inc. 4% 3/22/11	$ 1,435,000	$ 1,350,246
Independence Community Bank Corp. 3.75% 4/1/14 (f)	2,495,000	2,389,926
Residential Capital Corp. 6.375% 6/30/10	2,830,000	2,875,605
Washington Mutual, Inc. 4.625% 4/1/14	3,500,000	3,291,260
		9,907,037

TOTAL FINANCIALS		126,820,507

See accompanying notes which are an integral part of the financial statements.

9 Annual Report

9

VIP Investment Grade Bond Portfolio
Investments - continued

	Principal	Value
	Amount	(Note 1)

INDUSTRIALS – 1.1%
Aerospace & Defense – 0.3%
BAE Systems Holdings, Inc. 4.75% 8/15/10 (a)	2,310,000	2,268,635
Bombardier, Inc.:
6.3% 5/1/14 (a)	2,445,000	2,139,375
7.45% 5/1/34 (a)	840,000	709,800
		5,117,810
Airlines – 0.6%
American Airlines, Inc. pass thru trust certificates:
6.855% 10/15/10	260,817	265,346
6.978% 10/1/12	565,767	583,279
7.024% 4/15/11	1,450,000	1,486,670
7.858% 4/1/13	2,325,000	2,451,390
Continental Airlines, Inc. pass thru trust certificates 6.795% 2/2/20	3,373,967	3,036,571
Delta Air Lines, Inc. pass thru trust certificates:
7.111% 3/18/13	1,290,000	1,270,650
7.57% 11/18/10	1,335,000	1,315,368
		10,409,274
Industrial Conglomerates 0.2%
Hutchison Whampoa International 03/13 Ltd. 6.5% 2/13/13 (a)	830,000	878,916
Hutchison Whampoa International 03/33 Ltd. 7.45% 11/24/33 (a)	1,630,000	1,882,712
		2,761,628

TOTAL INDUSTRIALS		18,288,712

INFORMATION TECHNOLOGY 0.2%
Semiconductors & Semiconductor Equipment – 0.2%
Chartered Semiconductor Manufacturing Ltd. 6.375% 8/3/15	3,295,000	3,275,935

MATERIALS 0.2%
Metals & Mining – 0.1%
Newmont Mining Corp. 5.875% 4/1/35	2,000,000	1,973,644

See accompanying notes which are an integral part of the financial statements.
VIP Investment Grade Bond Portfolio	10

Nonconvertible Bonds continued
		Principal	Value
		Amount	(Note 1)

MATERIALS – continued
Paper & Forest Products 0.1%
International Paper Co. 4.25% 1/15/09		$1,330,000	$1,290,800

TOTAL MATERIALS			3,264,444

TELECOMMUNICATION SERVICES 2.2%
Diversified Telecommunication Services – 2.0%
AT&T Broadband Corp. 8.375% 3/15/13		1,500,000	1,736,216
BellSouth Capital Funding Corp. 7.875% 2/15/30		1,920,000	2,317,855
BellSouth Corp. 5.2% 9/15/14		2,285,000	2,272,830
British Telecommunications PLC 8.875% 12/15/30		3,000,000	4,013,826
SBC Communications, Inc. 6.45% 6/15/34		2,995,000	3,116,519
Sprint Capital Corp.:
6.875% 11/15/28		3,040,000	3,321,778
8.375% 3/15/12		1,745,000	2,022,390
Telecom Italia Capital:
4.95% 9/30/14		1,175,000	1,122,228
5.25% 11/15/13		4,500,000	4,415,733
Verizon Global Funding Corp.:
5.85% 9/15/35		3,370,000	3,247,575
7.75% 12/1/30		5,000,000	5,943,285
Verizon New York, Inc. 6.875% 4/1/12		745,000	776,610
			34,306,845
Wireless Telecommunication Services – 0.2%
America Movil SA de CV 4.125% 3/1/09		1,185,000	1,151,820
AT&T Wireless Services, Inc. 7.875% 3/1/11		1,070,000	1,200,600
			2,352,420

TOTAL TELECOMMUNICATION SERVICES			36,659,265

UTILITIES 2.2%
Electric Utilities – 1.4%
Cleveland Electric Illuminating Co. 5.65% 12/15/13		3,260,000	3,323,352
Exelon Corp.:
4.9% 6/15/15		3,385,000	3,230,586
5.625% 6/15/35		935,000	881,125
6.75% 5/1/11		1,255,000	1,336,099
FirstEnergy Corp. 6.45% 11/15/11		2,115,000	2,241,894
Monongahela Power Co. 5% 10/1/06		2,260,000	2,258,852

		Principal	Value
		Amount	(Note 1)
Progress Energy, Inc. 7.1% 3/1/11		$4,660,000	$5,027,767
TXU Energy Co. LLC 7% 3/15/13		4,525,000	4,822,130
			23,121,805
Independent Power Producers & Energy Traders 0.3%
Constellation Energy Group, Inc. 7% 4/1/12		3,565,000	3,889,714
TXU Corp. 5.55% 11/15/14		980,000	935,617
			4,825,331

See accompanying notes which are an integral part of the financial statements.
	11		Annual Report

11

VIP Investment Grade Bond Portfolio
Investments - continued

	Principal	Value
	Amount

Multi-Utilities – 0.5%
Dominion Resources, Inc.:
4.75% 12/15/10	2,355,000	2,301,530
5.95% 6/15/35	2,690,000	2,625,674
6.25% 6/30/12	2,275,000	2,380,121
MidAmerican Energy Holdings, Inc. 5.875% 10/1/12	1,605,000	1,656,943
		8,964,268

TOTAL UTILITIES		36,911,404

TOTAL NONCONVERTIBLE BONDS
(Cost $299,095,268)		298,937,443

U.S. Government and Government Agency Obligations 22.8%

U.S. Government Agency Obligations – 3.8%
Fannie Mae:
2.5% 6/15/06	2,185,000	2,164,669
3.25% 1/15/08	8,515,000	8,271,837
4.625% 5/1/13	12,000,000	11,654,316
5.25% 8/1/12	10,000,000	10,095,920
5.5% 3/15/11	7,395,000	7,643,820
Freddie Mac:
4% 6/12/13	4,640,000	4,386,610
5.75% 1/15/12	7,740,000	8,120,901
5.875% 3/21/11	6,035,000	6,288,705
6.625% 9/15/09	3,000,000	3,187,326
6.75% 3/15/31	2,459,000	3,082,256
Government Loan Trusts (assets of Trust guaranteed by U.S. Government through Agency for International Development)
Series 1 B, 8.5% 4/1/06	160,823	164,140
Guaranteed Export Trust Certificates (assets of Trust guaranteed by U.S. Government through Export Import Bank) Series
1994 A, 7.12% 4/15/06	607	609
Guaranteed Trade Trust Certificates (assets of Trust guaranteed by U.S. Government through Export Import Bank) Series
1994 B, 7.5% 1/26/06	320	323

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		65,061,432

See accompanying notes which are an integral part of the financial statements.
VIP Investment Grade Bond Portfolio	12

U.S. Government and Government Agency Obligations continued
	Principal	Value
	Amount	(Note 1)
U.S. Treasury Inflation Protected Obligations – 5.1%
U.S. Treasury Inflation Indexed Bonds 2.375% 1/15/25	$ 21,134,200	$ 22,244,200
U.S. Treasury Inflation Indexed Notes:
0.875% 4/15/10	15,771,300	14,997,750
2% 1/15/14	48,510,000	48,241,350

TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		85,483,300
U.S. Treasury Obligations – 13.9%
U.S. Treasury Bonds 6.25% 5/15/30	5,610,000	6,967,356
U.S. Treasury Notes:
3.375% 12/15/08	65,000,000	63,209,965
3.375% 10/15/09	20,000,000	19,313,280
3.625% 4/30/07	27,312,000	27,026,071
3.875% 7/31/07	13,796,000	13,683,908
4.25% 8/15/13	45,417,000	45,010,745
4.375% 12/15/10	6,110,000	6,114,772
4.75% 5/15/14	50,810,000	52,046,512
6.5% 2/15/10	2,500,000	2,696,778

TOTAL U.S. TREASURY OBLIGATIONS		236,069,387

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $389,224,224)		386,614,119

U.S. Government Agency Mortgage Securities 33.3%

Fannie Mae – 31.2%
3.477% 4/1/34 (f)	545,408	542,004
3.726% 1/1/35 (f)	377,519	372,062
3.752% 10/1/33 (f)	246,245	240,547
3.76% 12/1/34 (f)	283,447	279,510
3.787% 12/1/34 (f)	68,825	67,912
3.793% 6/1/34 (f)	1,089,289	1,049,845
3.82% 6/1/33 (f)	192,592	189,208
3.83% 1/1/35 (f)	248,708	245,577
3.847% 1/1/35 (f)	698,184	689,227
3.869% 1/1/35 (f)	418,020	417,170
3.889% 12/1/34 (f)	221,199	220,946
3.906% 10/1/34 (f)	302,872	299,488
3.952% 5/1/34 (f)	86,217	87,509
3.964% 1/1/35 (f)	320,688	317,832
3.968% 5/1/33 (f)	89,611	88,413
3.983% 12/1/34 (f)	1,597,919	1,592,520
3.984% 12/1/34 (f)	304,021	302,221
3.991% 12/1/34 (f)	251,581	250,067
3.993% 1/1/35 (f)	187,770	186,421

	Principal	Value
	Amount	(Note 1)
4% 8/1/18 to 10/1/18	$ 1,273,174	$ 1,218,045
4% 12/1/20 (b)(c)	5,000,000	4,773,438
4.002% 2/1/35 (f)	223,794	221,761

See accompanying notes which are an integral part of the financial statements.
13		Annual Report
13

VIP Investment Grade Bond Portfolio
Investments - continued

	Principal	Value
	Amount	(Note 1)

4.023% 12/1/34 (f)	147,252	146,129
4.029% 2/1/35 (f)	217,879	215,691
4.034% 10/1/18 (f)	234,450	230,102
4.037% 1/1/35 (f)	102,543	101,889
4.057% 1/1/35 (f)	210,450	208,025
4.064% 4/1/33 (f)	84,625	84,027
4.066% 12/1/34 (f)	430,132	427,884
4.079% 1/1/35 (f)	432,083	428,861
4.095% 2/1/35 (f)	157,011	155,913
4.099% 2/1/35 (f)	388,015	384,571
4.101% 2/1/35 (f)	158,013	156,631
4.105% 2/1/35 (f)	800,944	794,751
4.111% 1/1/35 (f)	435,559	431,193
4.12% 11/1/34 (f)	363,944	361,013
4.122% 1/1/35 (f)	793,653	786,476
4.123% 1/1/35 (f)	444,907	443,545
4.126% 2/1/35 (f)	505,149	503,793
4.144% 1/1/35 (f)	655,070	655,694
4.161% 2/1/35 (f)	400,365	396,718
4.176% 11/1/34 (f)	119,982	119,086
4.176% 1/1/35 (f)	1,195,902	1,186,514
4.185% 1/1/35 (f)	496,654	487,314
4.205% 3/1/34 (f)	216,414	213,290
4.214% 10/1/34 (f)	617,417	617,212
4.25% 2/1/35 (f)	245,208	240,115
4.278% 2/1/35 (f)	143,961	142,556
4.288% 8/1/33 (f)	496,873	491,184
4.291% 1/1/35 (f)	246,528	243,585
4.292% 3/1/33 (f)	299,346	297,242
4.298% 7/1/34 (f)	193,739	194,417
4.299% 3/1/35 (f)	232,680	230,890
4.301% 10/1/34 (f)	71,906	72,401
4.308% 5/1/35 (f)	345,407	341,456
4.313% 3/1/33 (f)	131,587	129,128
4.327% 12/1/34 (f)	170,377	170,108
4.33% 10/1/33 (f)	116,846	115,641
4.332% 1/1/35 (f)	282,550	278,614
4.342% 6/1/33 (f)	137,809	136,074
4.348% 1/1/35 (f)	247,031	242,700
4.367% 2/1/34 (f)	590,037	581,201
4.374% 4/1/35 (f)	162,062	159,806
4.394% 2/1/35 (f)	384,478	377,594
4.409% 5/1/35 (f)	722,228	714,254
4.442% 10/1/34 (f)	1,304,089	1,304,587
4.445% 3/1/35 (f)	340,051	334,668
4.447% 4/1/34 (f)	384,787	382,987
4.467% 8/1/34 (f)	771,637	762,769
4.48% 1/1/35 (f)	384,162	382,430
4.481% 5/1/35 (f)	252,604	249,073
4.497% 3/1/35 (f)	800,182	787,221

See accompanying notes which are an integral part of the financial statements.
VIP Investment Grade Bond Portfolio	14

U.S. Government Agency Mortgage Securities continued
		Principal	Value
		Amount	(Note 1)
Fannie Mae – continued
4.5% 11/1/19 to 3/1/35		$ 41,092,357	$ 39,542,588
4.5% 1/1/21 (b)		91,434,930	88,949,043
4.512% 10/1/35 (f)		92,517	91,862
4.52% 8/1/34 (f)		1,653,821	1,664,189
4.522% 3/1/35 (f)		734,852	724,301
4.545% 2/1/35 (f)		1,639,885	1,631,643
4.545% 7/1/35 (f)		893,565	886,957
4.55% 2/1/35 (f)		257,299	255,109
4.559% 1/1/35 (f)		522,658	520,658
4.56% 2/1/35 (f)		161,984	161,141
4.571% 9/1/34 (f)		1,003,249	995,133
4.584% 2/1/35 (f)		2,350,877	2,323,225
4.607% 8/1/34 (f)		351,132	348,891
4.607% 2/1/35 (f)		764,824	756,542
4.627% 1/1/33 (f)		167,566	166,099
4.629% 9/1/34 (f)		93,971	93,351
4.642% 11/1/34 (f)		805,723	800,115
4.653% 3/1/35 (f)		128,445	128,384
4.674% 11/1/34 (f)		880,849	874,322
4.695% 3/1/35 (f)		2,070,883	2,063,414
4.703% 2/1/33 (f)		51,676	51,612
4.71% 10/1/32 (f)		67,484	67,433
4.722% 3/1/35 (f)		419,177	415,574
4.729% 7/1/34 (f)		725,599	720,439
4.732% 10/1/32 (f)		64,866	64,820
4.803% 12/1/34 (f)		677,602	675,747
4.815% 5/1/33 (f)		21,347	21,330
4.816% 12/1/32 (f)		343,940	343,829
4.83% 1/1/35 (f)		50,856	51,272
4.832% 8/1/34 (f)		274,087	271,847
4.838% 12/1/34 (f)		269,962	269,258
4.904% 12/1/32 (f)		28,385	28,472
4.984% 11/1/32 (f)		186,440	187,682
5% 10/1/17 to 8/1/35		106,818,128	104,249,044
5% 1/1/21 (b)		3,860,997	3,818,767
5% 1/1/36 (b)		12,837,916	12,440,743
5.029% 2/1/35 (f)		137,200	137,719
5.05% 7/1/34 (f)		152,760	153,182
5.067% 11/1/34 (f)		61,928	62,031
5.111% 5/1/35 (f)		1,714,690	1,724,026
5.199% 6/1/35 (f)		1,240,743	1,246,058
5.222% 8/1/33 (f)		368,336	367,138
5.333% 7/1/35 (f)		165,450	165,763
5.5% 6/1/09 to 10/1/35		109,297,302	108,776,232
5.5% 1/1/36 (b)		41,506,139	41,104,048
6% 2/1/13 to 3/1/33		24,270,121	24,671,210
6% 1/1/36 (b)		339,133	342,312

		Principal	Value
		Amount	(Note 1)
6.5% 6/1/15 to 2/1/33		$ 46,435,449	$ 47,750,060

See accompanying notes which are an integral part of the financial statements.
	15		Annual Report

15

VIP Investment Grade Bond Portfolio
Investments - continued

	Principal	Value
	Amount	(Note 1)

7% 3/1/15 to 8/1/32	980,218	1,024,761
7.5% 8/1/08 to 11/1/31	2,002,902	2,101,829
8% 3/1/30	2,073	2,214
8.5% 3/1/25 to 6/1/25	1,544	1,675

TOTAL FANNIE MAE		528,835,840
Freddie Mac 1.2%
4% 2/1/20	4,532,500	4,324,898
4.056% 12/1/34 (f)	252,232	249,500
4.103% 12/1/34 (f)	388,809	383,452
4.188% 1/1/35 (f)	1,221,156	1,205,149
4.269% 3/1/35 (f)	341,348	338,608
4.3% 5/1/35 (f)	608,230	603,072
4.307% 12/1/34 (f)	338,468	332,393
4.364% 3/1/35 (f)	529,313	519,058
4.375% 2/1/35 (f)	758,386	753,972
4.39% 2/1/35 (f)	692,817	686,321
4.445% 3/1/35 (f)	356,915	350,251
4.447% 2/1/34 (f)	384,299	379,612
4.468% 6/1/35 (f)	531,636	524,461
4.489% 3/1/35 (f)	384,240	377,591
4.49% 3/1/35 (f)	2,386,457	2,354,202
4.552% 2/1/35 (f)	563,775	556,403
4.807% 10/1/32 (f)	46,713	46,669
5.017% 4/1/35 (f)	1,929,200	1,926,549
5.285% 8/1/33 (f)	154,344	156,205
5.375% 3/1/33 (f)	130,259	129,672
5.662% 4/1/32 (f)	83,244	84,369
6% 5/1/33	3,205,641	3,247,282
8.5% 3/1/20 to 1/1/28	312,344	338,133

TOTAL FREDDIE MAC		19,867,822
Government National Mortgage Association – 0.9%
4.25% 7/20/34 (f)	790,622	779,194
6% 8/15/08 to 8/15/29	3,794,354	3,889,205
6.5% 10/15/27 to 9/15/32	1,493,074	1,562,953
7% 1/15/28 to 11/15/32	7,410,612	7,782,747
7.5% 3/15/06 to 10/15/28	596,060	629,741
8% 2/15/17	15,888	17,003

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		14,660,843

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $569,209,481)		563,364,505

Asset Backed Securities 2.8%
	Principal	Value
	Amount	(Note 1)
ACE Securities Corp.:
Series 2004 HE1:
Class M1, 4.8788% 2/25/34 (f)	$ 650,000	$ 651,369
Class M2, 5.4788% 2/25/34 (f)	725,000	729,816
Series 2005 SD1 Class A1, 4.7788% 11/25/50 (f)	548,006	548,666
Aircraft Lease Securitization Ltd. Series 2005 1 Class C1, 8.0813% 9/9/30 (a)(f)	464,001	468,641
AmeriCredit Automobile Receivables Trust Series 2003 BX Class A4B, 4.7113% 1/6/10 (f)	1,386,267	1,389,539

See accompanying notes which are an integral part of the financial statements.
VIP Investment Grade Bond Portfolio	16

	Principal	Value
	Amount	(Note 1)

Ameriquest Mortgage Securities, Inc. Series 2004 R2:
Class M1, 4.8088% 4/25/34 (f)	360,000	359,997
Class M2, 4.8588% 4/25/34 (f)	275,000	274,998
Amortizing Residential Collateral Trust Series 2002 BC1 Class M2, 5.4788% 1/25/32 (f)	197,674	198,466
Argent Securities, Inc. Series 2004 W5 Class M1, 4.9788% 4/25/34 (f) .	1,165,000	1,166,393
Asset Backed Securities Corp. Home Equity Loan Trust Series 2004 HE2 Class M1, 4.9288% 4/25/34 (f)	1,660,000	1,666,459
Capital One Multi Asset Execution Trust:
Series 2003 B4 Class B4, 5.1694% 7/15/11 (f)	2,230,000	2,261,868
Series 2004 6 Class B, 4.15% 7/16/12	3,005,000	2,922,645
Cendant Timeshare Receivables Funding LLC Series 2005 1A Class A1, 4.67% 5/20/17 (a)	1,197,197	1,184,863
Citibank Credit Card Issuance Trust Series 2002 C1 Class C1, 5.2806% 2/9/09 (f)	4,500,000	4,537,056
Countrywide Home Loans, Inc.:
Series 2004 2 Class M1, 4.8788% 5/25/34 (f)	2,090,000	2,093,835
Series 2004 3 Class M1, 4.8788% 6/25/34 (f)	425,000	425,844
Series 2005 1:
Class MV1, 4.7788% 7/25/35 (f)	840,000	839,991
Class MV2, 4.8188% 7/25/35 (f)	1,005,000	1,004,675
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc. Series 2005 1A:
Class B, 4.878% 6/15/35 (a)	1,354,000	1,318,634
Class C, 5.074% 6/15/35 (a)	1,229,000	1,199,789

	Principal	Value
	Amount	(Note 1)
Discover Card Master Trust I Series 2003 4 Class B1, 4.6994% 5/16/11 (f)	$ 2,620,000	$ 2,635,020
First Franklin Mortgage Loan Trust Series 2004 FF2:
Class M3, 4.9288% 3/25/34 (f)	125,000	125,214
Class M4, 5.2788% 3/25/34 (f)	100,000	100,876
Fremont Home Loan Trust Series 2004 A:
Class M1, 4.9288% 1/25/34 (f)	1,350,000	1,354,172
Class M2, 5.5288% 1/25/34 (f)	1,550,000	1,568,713
GSAMP Trust Series 2004 FM2:
Class M1, 4.8788% 1/25/34 (f)	1,000,000	999,990
Class M2, 5.4788% 1/25/34 (f)	400,000	399,996
Class M3, 5.6788% 1/25/34 (f)	400,000	399,996
HSBC Home Equity Loan Trust Series 2005 2:
Class M1, 4.83% 1/20/35 (f)	637,397	637,457
Class M2, 4.86% 1/20/35 (f)	478,048	478,196
MBNA Credit Card Master Note Trust:
Series 2003 B3 Class B3, 4.7444% 1/18/11 (f)	1,810,000	1,819,040
Series 2003 B5 Class B5, 4.7394% 2/15/11 (f)	725,000	729,764
Meritage Mortgage Loan Trust Series 2004 1:
Class M1, 4.8788% 7/25/34 (f)	625,000	624,994
Class M2, 4.9288% 7/25/34 (f)	100,000	99,999
Class M3, 5.3288% 7/25/34 (f)	225,000	224,998
Class M4, 5.4788% 7/25/34 (f)	150,000	150,314
Morgan Stanley ABS Capital I, Inc.:
Series 2003 NC5 Class M2, 6.3788% 4/25/33 (f)	825,000	831,221
Series 2004 NC2 Class M1, 4.9288% 12/25/33 (f)	695,000	697,830
Morgan Stanley Dean Witter Capital I Trust Series 2003 NC1 Class M1, 5.4288% 11/25/32 (f)	701,971	705,891
National Collegiate Student Loan Trust Series 2005 GT1 Class AIO, 6.75% 12/25/09 (h)	1,150,000	274,293
Park Place Securities, Inc. Series 2005 WCH1:
Class M2, 4.8988% 1/25/35 (f)	1,125,000	1,126,215
Class M4, 5.2088% 1/25/35 (f)	3,650,000	3,661,191
Saxon Asset Securities Trust Series 2004 1 Class M1, 4.9088% 3/25/35 (f)	1,180,000	1,181,433

See accompanying notes which are an integral part of the financial statements.
17		Annual Report

17

VIP Investment Grade Bond Portfolio
Investments - continued

Asset Backed Securities continued
	Principal	Value
	Amount	(Note 1)
Specialty Underwriting & Residential Finance Series 2003 BC4 Class M1, 4.9788% 11/25/34 (f)	$ 485,000	$ 487,436
Structured Asset Securities Corp. Series 2004 GEL1 Class A, 4.7388% 2/25/34 (f)	211,975	211,974
TOTAL ASSET BACKED SECURITIES
(Cost $46,835,921)		46,769,767

Collateralized Mortgage Obligations 4.6%

Private Sponsor 2.6%
Adjustable Rate Mortgage Trust floater:
Series 2005 1 Class 5A2, 4.7088% 5/25/35 (f)	1,253,109	1,248,856
Series 2005 2 Class 6A2, 4.6588% 6/25/35 (f)	569,479	569,635
Bear Stearns Alt A Trust floater Series 2005 1 Class A1, 4.6588% 1/25/35 (f)	2,095,716	2,095,716
CS First Boston Mortgage Securities Corp. floater Series 2004 AR3 Class 6A2, 4.7488% 4/25/34 (f)	459,883	460,449
Impac CMB Trust floater Series 2005 1:
Class M1, 4.8388% 4/25/35 (f)	763,269	762,937
Class M2, 4.8788% 4/25/35 (f)	1,320,455	1,319,988
Lehman Structured Securities Corp. floater Series 2005 1 Class A2, 4.59% 9/26/45 (a)(f)	2,714,498	2,714,498
Master Alternative Loan Trust Series 2004 3 Class 3A1, 6% 4/25/34	406,238	405,604
Merrill Lynch Mortgage Investors, Inc. floater:
Series 2005 A Class A2, 4.9338% 2/25/30 (f)	2,410,277	2,407,858
Series 2005 B Class A2, 4.79% 7/25/30 (f)	2,262,027	2,260,544
Opteum Mortgage Acceptance Corp. floater Series 2005 3 Class APT, 4.6688% 7/25/35 (f)	1,495,437	1,496,313
Residential Asset Mortgage Products, Inc. sequential pay Series 2004 SL2 Class A1, 6.5% 10/25/16	316,760	322,405
Residential Finance LP/Residential Finance Development Corp. floater Series 2003 CB1:
Class B3, 5.81% 6/10/35 (a)(f)	1,181,197	1,201,130
Class B4, 6.01% 6/10/35 (a)(f)	1,056,861	1,076,016
Class B5, 6.61% 6/10/35 (a)(f)	722,108	737,453
Class B6, 7.11% 6/10/35 (a)(f)	425,614	435,722
Sequoia Mortgage Trust floater:
Series 2005 1 Class A2, 4.1% 2/20/35 (f)	1,599,858	1,593,787

	Principal	Value
	Amount	(Note 1)
Series 2005 2 Class A2, 4.29% 3/20/35 (f)	$ 1,887,945	$ 1,887,945
Structured Adjustable Rate Mortgage Loan Trust floater Series 2001 14 Class A1, 4.6888% 7/25/35 (f)	4,598,129	4,591,653
Thornburg Mortgage Securities Trust floater Series 2005 3 Class A4, 4.6488% 10/25/35 (f)	2,635,449	2,635,449
WAMU Mortgage pass thru certificates floater Series 2005 AR13 Class A1C1, 4.3838% 10/25/45 (f)	2,843,660	2,843,660
Wells Fargo Mortgage Backed Securities Trust:
Series 2005 AR10 Class 2A2, 4.1101% 6/25/35 (f)	3,433,902	3,371,006
Series 2005 AR12 Class 2A6, 4.3214% 7/25/35 (f)	3,687,346	3,608,651
Series 2005 AR4 Class 2A2, 4.5345% 4/25/35 (f)	2,933,032	2,874,774
Series 2005 AR9 Class 2A1, 4.3624% 5/25/35 (f)	1,556,150	1,535,849

TOTAL PRIVATE SPONSOR		44,457,898
U.S. Government Agency – 2.0%
Fannie Mae guaranteed REMIC pass thru certificates planned amortization class Series 2004 81:
Class KC, 4.5% 4/25/17	5,810,000	5,683,478
Class KD, 4.5% 7/25/18	2,455,000	2,364,786
Freddie Mac Multi class participation certificates guaranteed:
planned amortization class:
Series 2500 Class TE, 5.5% 9/15/17	10,275,186	10,426,907

See accompanying notes which are an integral part of the financial statements.
VIP Investment Grade Bond Portfolio	18

	Principal	Value
	Amount	(Note 1)

Series 2677 Class LD, 4.5% 3/15/17	8,240,218	8,008,245
Series 2702 Class WB, 5% 4/15/17	2,947,632	2,941,359
Series 2885 Class PC, 4.5% 3/15/18	2,395,000	2,343,472
sequential pay Series 2750 Class ZT, 5% 2/15/34	2,125,834	1,899,846

TOTAL U.S. GOVERNMENT AGENCY		33,668,093

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $79,079,325)		78,125,991

See accompanying notes which are an integral part of the financial statements.

19 Annual Report

19

VIP Investment Grade Bond Portfolio
Investments - continued

Commercial Mortgage Securities 4.9%
	Principal	Value
	Amount	(Note 1)
Bank of America Large Loan, Inc.:
floater Series 2005 ESHA:
Class E, 4.9475% 7/14/08 (a)(f)	$ 835,000	$ 834,888
Class F, 5.1175% 7/14/08 (a)(f)	505,000	504,932
Class G, 5.2475% 7/14/08 (a)(f)	250,000	249,966
Class H, 5.4675% 7/14/08 (a)(f)	335,000	334,955
Series 2005 MIB1:
Class C, 4.6794% 3/15/22 (a)(f)	385,000	385,076
Class D, 4.7294% 3/15/22 (a)(f)	390,000	390,079
Class F, 4.8394% 3/15/22 (a)(f)	380,000	380,077
Class G, 4.8994% 3/15/22 (a)(f)	245,000	245,050
Bayview Commercial Asset Trust floater Series 2004 3:
Class A1, 4.7488% 1/25/35 (a)(f)	1,811,586	1,813,561
Class A2, 4.7988% 1/25/35 (a)(f)	271,738	271,823
Class M1, 4.8788% 1/25/35 (a)(f)	317,028	317,456
Class M2, 5.3788% 1/25/35 (a)(f)	181,159	182,236
Chase Commercial Mortgage Securities Corp. Series 2001 245 Class A2, 6.4842% 2/12/16 (a)(f)	1,345,000	1,421,509
Chase Manhattan Bank First Union National Bank Commercial Mortgage Trust sequential pay Series 1999 1 Class
A2, 7.439% 8/15/31	5,000,000	5,365,864
COMM:
floater Series 2002 FL7 Class D, 4.9394% 11/15/14 (a)(f)	168,000	168,503
Series 2004 LBN2 Class X2, 1.1989% 3/10/39 (a)(f)(h)	4,740,930	160,458
Commercial Mortgage Pass-Through Certificates Series 2005 FL11:
Class B, 4.6194% 11/15/17 (a)(f)	834,961	834,961
Class E, 4.7594% 11/15/17 (a)(f)	379,982	379,982
Class F, 4.8194% 11/15/17 (a)(f)	344,984	344,984

	Principal	Value
	Amount	(Note 1)
CS First Boston Mortgage Securities Corp.:
sequential pay:
Series 1997 C2 Class A3, 6.55% 1/17/35	$ 2,075,000	$ 2,124,821
Series 1999 C1 Class A2, 7.29% 9/15/41	3,500,000	3,724,016
Series 2000 C1 Class A2, 7.545% 4/15/62	1,100,000	1,192,373
Series 2004 C1:
Class A3, 4.321% 1/15/37	1,505,000	1,450,867
Class A4, 4.75% 1/15/37	3,035,000	2,950,861
Series 1997 C2 Class D, 7.27% 1/17/35	1,750,000	1,844,287
Series 1998 C1 Class C, 6.78% 5/17/40	5,000,000	5,246,603
Series 2001 CKN5 Class AX, 1.1731% 9/15/34 (a)(f)(h)	30,009,865	1,774,387
Series 2004 C1 Class ASP, 1.1065% 1/15/37 (a)(f)(h)	23,268,004	755,328
Deutsche Mortgage & Asset Receiving Corp. sequential pay Series 1998 C1 Class D, 7.231% 6/15/31	1,270,000	1,328,004
DLJ Commercial Mortgage Corp. sequential pay Series 2000 CF1 Class A1B, 7.62% 6/10/33	3,000,000	3,274,361
Equitable Life Assurance Society of the United States Series 174:
Class B1, 7.33% 5/15/06 (a)	500,000	504,012
Class C1, 7.52% 5/15/06 (a)	500,000	504,127
Fannie Mae sequential pay Series 1999 10 Class MZ, 6.5% 9/17/38	3,583,908	3,698,235
GGP Mall Properties Trust sequential pay Series 2001 C1A Class A2, 5.007% 11/15/11 (a)	3,363,093	3,365,620
Ginnie Mae guaranteed REMIC pass thru securities sequential pay:
Series 2002 83 Class B, 4.6951% 12/16/24	1,860,000	1,833,853
Series 2003 22 Class B, 3.963% 5/16/32	3,295,000	3,152,930

See accompanying notes which are an integral part of the financial statements.
VIP Investment Grade Bond Portfolio	20

	Principal	Value
	Amount	(Note 1)

GS Mortgage Securities Corp. II:
sequential pay:
Series 2001 LIBA Class A2, 6.615% 2/14/16 (a)	1,995,000	2,133,981
Series 2003 C1 Class A2A, 3.59% 1/10/40	3,220,000	3,142,721
Series 1998 GLII Class E, 7.1906% 4/13/31 (f)	245,000	253,909
J.P. Morgan Commercial Mortgage Finance Corp. sequential pay Series 2000 C9 Class A2, 7.77% 10/15/32	3,745,000	4,064,099

See accompanying notes which are an integral part of the financial statements.

21 Annual Report

21

VIP Investment Grade Bond Portfolio
Investments - continued

Commercial Mortgage Securities continued
	Principal	Value
	Amount	(Note 1)
LB UBS Commercial Mortgage Trust sequential pay:
Series 2000 C3 Class A2, 7.95% 1/15/10	$ 2,180,000	$ 2,397,958
Series 2001 C3 Class A1, 6.058% 6/15/20	4,850,163	4,943,190
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002 1A:
Class B, 4.13% 11/20/37 (a)	2,600,000	2,421,398
Class C, 4.13% 11/20/37 (a)	2,600,000	2,345,421
Morgan Stanley Capital I, Inc.:
sequential pay Series 2004 HQ3 Class A2, 4.05% 1/13/41	1,480,000	1,426,403
Series 2005 IQ9 Class X2, 1.203% 7/15/56 (a)(f)(h)	19,175,000	885,049
Thirteen Affiliates of General Growth Properties, Inc. sequential pay Series 1 Class A2, 6.602% 11/15/07 (a)	2,500,000	2,569,597
Trizechahn Office Properties Trust Series 2001 TZHA Class E3, 7.253% 3/15/13 (a)	1,390,000	1,423,565
Wachovia Bank Commercial Mortgage Trust sequential pay Series 2003 C6 Class A2, 4.498% 8/15/35	2,385,000	2,342,070
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $84,365,356)		83,660,406

Foreign Government and Government Agency Obligations 1.0%

Israeli State 4.625% 6/15/13	725,000	699,172
United Mexican States:
5.875% 1/15/14	430,000	445,050
6.75% 9/27/34	5,645,000	6,174,219
7.5% 4/8/33	8,587,000	10,167,008
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $15,428,312)		17,485,449

Supranational Obligations 0.1%

Corporacion Andina de Fomento 6.875% 3/15/12
(Cost $1,706,548)	1,725,000	1,876,555

Fixed Income Funds 15.4%
	Shares
Fidelity Specialized High Income Central Investment Portfolio (g)	200,090	19,830,920
Fidelity Ultra Short Central Fund (g)	2,411,882	239,885,774
TOTAL FIXED-INCOME FUNDS
(Cost $259,738,984)		259,716,694

Cash Equivalents 5.6%
	Maturity	Value
	Amount	(Note 1)
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at
4.28%, dated 12/30/05 due 1/3/06)
(Cost $94,398,000)	$ 94,442,919	$ 94,398,000

TOTAL INVESTMENT PORTFOLIO 108.2%
(Cost $1,839,081,419)	1,830,948,929

NET OTHER ASSETS (8.2)%	(138,672,068)
NET ASSETS 100%	$ 1,692,276,861

See accompanying notes which are an integral part of the financial statements.
VIP Investment Grade Bond Portfolio	22

Swap Agreements

	Expiration	Notional	Value
	Date	Amount

Credit Default Swaps
Receive quarterly a fixed rate of .4% multiplied by the notional amount and pay to Merrill Lynch, Inc., upon each default event of one of the issues of Dow Jones CDX N.A. Investment Grade 4, par value of
the proportional notional amount (e)	June 2010	$10,000,000	$ (39,700)
Receive quarterly a fixed rate of .5% multiplied by the notional amount and pay to Merrill Lynch, Inc., upon each default event of one of the issues of Dow Jones CDX N.A. Investment Grade 3, par value of
the proportional notional amount (d)	March 2010	7,936,000	25,236

See accompanying notes which are an integral part of the financial statements.

23 Annual Report

23

VIP Investment Grade Bond Portfolio
Investments - continued

Swap Agreements continued
	Expiration	Notional	Value
	Date	Amount

Credit Default Swaps continued
Receive quarterly a fixed rate of .65% multiplied by the notional amount and pay to Merrill Lynch, Inc., upon each default event of one of the issues of Dow Jones CDX N.A. Investment Grade 4, par value of
the proportional notional amount (e)	June 2015	$17,000,000	$(74,120)
Receive quarterly a fixed rate of .7% multiplied by the notional amount and pay to Deutsche Bank, upon each default event of one of the issues of Dow Jones CDX N.A. Investment Grade 3, par value of the
proportional notional amount (d)	March 2015	7,936,000	24,364
Receive quarterly notional amount multiplied by .35% and pay Goldman Sachs upon default event of
Southern California Edison Co., par value of the notional amount of Southern California Edison Co.
7.625% 1/15/10	Sept. 2010	1,900,000	627
Receive quarterly notional amount multiplied by .41% and pay Goldman Sachs upon default event of
Sempra Energy, par value of the notional amount of Sempra Energy 7.95% 3/1/10	Sept. 2010	1,600,000	560
Receive quarterly notional amount multiplied by .41% and pay Merrill Lynch, Inc. upon default event of
Talisman Energy, Inc., par value of the notional amount of Talisman Energy, Inc. 7.25% 10/15/27	March 2009	1,400,000	7,294

	Expiration	Notional	Value
	Date	Amount
Receive quarterly notional amount multiplied by .42% and pay Morgan Stanley, Inc. upon default event
of Sempra Energy, par value of the notional amount of Sempra Energy 6% 2/1/13	Sept. 2010	$ 2,500,000	$1,925
Receive quarterly notional amount multiplied by .48% and pay JPMorgan Chase, Inc. upon default event
of Fannie Mae, par value of the notional amount of Fannie Mae 4.625% 5/1/13	June 2010	4,000,000	48,800
Receive monthly notional amount multiplied by .82% and pay UBS upon default event of Morgan Stanley
ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series
2004 NC6 Class M3, 5.6413% 7/25/34	August 2034	465,000	189
Receive monthly notional amount multiplied by .85% and pay UBS upon default event of Ameriquest
Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc.
Series 2004 R9 Class M5, 5.5913% 10/25/34	Nov. 2034	465,000	293
Receive monthly notional amount multiplied by .85% and pay UBS upon default event of Morgan Stanley
ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series
2004 NC8 Class M6, 5.4413% 9/25/34	Oct. 2034	465,000	304

See accompanying notes which are an integral part of the financial statements.
VIP Investment Grade Bond Portfolio	24

Swap Agreements continued

	Expiration	Notional	Value
	Date	Amount

Credit Default Swaps continued
Receive monthly notional amount multiplied by 1.6% and pay Morgan Stanley, Inc. upon default event of
Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series
2005 WHQ2 Class M7, 5.4413% 5/25/35	June 2035	$ 430,000	$1,922
Receive monthly notional amount multiplied by 1.66% and pay Morgan Stanley, Inc. upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series
2005 WHQ2 Class M7, 5.4413% 5/25/35	June 2035	465,000	2,902
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon default event of
Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc.
Series 2003 BC1 Class B1, 7.6913% 3/25/32	April 2032	465,000	670
Receive monthly notional amount multiplied by 2.79% and pay Merrill Lynch, Inc. upon default event of
New Century Home Equity Loan Trust, par value of the notional amount of New Century Home Equity
Loan Trust Series 2004 4 Class M9, 7.0788% 2/25/35	March 2035	1,165,000	(2,611)

	Expiration	Notional	Value
	Date	Amount

Receive monthly notional amount multiplied by 3.3% and pay to Morgan Stanley, Inc. upon each default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest
Mortgage Securities, Inc. Series 2004 R11 Class M9, 7.6913% 11/25/34	Dec. 2034	$ 525,000	$3,356
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS
Capital I, Inc. Series 2004 HE8 Class B3, 7.3913% 9/25/34	Oct. 2034	465,000	4,333
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon each default event of Morgan Stanley ABS Capital I, Inc., par value of the notional anount of Morgan Stanley ABS
Capital I, Inc. Series 2004 NC7 Class B3, 7.6913% 7/25/34	August 2034	465,000	4,019

See accompanying notes which are an integral part of the financial statements.

25			Annual Report

VIP Investment Grade Bond Portfolio
Investments - continued

Swap Agreements continued
	Expiration	Notional	Value
	Date	Amount

Credit Default Swaps continued
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon each default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS
Capital I, Inc. Series 2004 HE7 Class B3, 7.6913% 8/25/34	Sept. 2034	$ 465,000	$ 4,291
Receive monthly notional amount multiplied by 5% and pay Deutsche Bank upon default event of MASTR
Asset Backed Securities Trust, par value of the notional amount of MASTR Asset Backed Securities Trust
Series 2003 NC1 Class M6, 8.1913% 4/25/33	May 2033	465,000	(795)
TOTAL CREDIT DEFAULT SWAPS		60,577,000	13,859
Interest Rate Swaps
Receive quarterly a fixed rate equal to 4% and pay quarterly a floating rate based on 3 month LIBOR
with JPMorgan Chase, Inc.	July 2009	42,000,000	(1,121,400)
Receive quarterly a fixed rate equal to 4.3875% and pay quarterly a floating rate based on 3 month
LIBOR with Credit Suisse First Boston	March 2010	8,000,000	(132,080)
Receive quarterly a fixed rate equal to 4.774% and pay quarterly a floating rate based on 3 month
LIBOR with Credit Suisse First Boston	March 2015	8,000,000	(70,000)

	Expiration	Notional	Value
	Date	Amount
Receive semi annually a fixed rate equal to 4.8575% and pay quarterly a floating rate based on
3 month LIBOR with Lehman Brothers, Inc.	Dec. 2008	$26,000,000	$ 16,900
Receive semi annually a fixed rate equal to 4.921% and pay quarterly a floating rate based on 3 month
LIBOR with Lehman Brothers, Inc.	Dec. 2008	90,000,000	223,200
TOTAL INTEREST RATE SWAPS		174,000,000	(1,083,380)
Total Return Swaps
Receive monthly a return equal to Banc of America Securities LLC AAA 10 Yr Commercial Mortgage
Backed Securities Daily Index and pay monthly a floating rate based on 1 month LIBOR minus 20 basis
points with Bank of America	July 2006	10,000,000	112,572
Receive monthly a return equal to Banc of America Securities LLC AAA 10 Yr Commercial Mortgage
Backed Securities Daily Index and pay monthly a floating rate based on 1 month LIBOR minus 40 basis
points with Bank of America	March 2006	10,000,000	142,004

See accompanying notes which are an integral part of the financial statements.

VIP Investment Grade Bond Portfolio 26

Swap Agreements continued
	Expiration	Notional	Value
	Date	Amount

Total Return Swaps continued
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ Index and pay monthly a floating
rate based on 1 month LIBOR minus 25 basis points with Deutsche Bank	April 2006	$10,000,000	$ 110,257
Receive quarterly a return equal to Banc of America Securities LLC AAA 10 Yr Commercial Mortgage
Backed Securities Daily Index and pay quarterly a floating rate based on 3 month LIBOR minus 30
basis points with Bank of America	May 2006	10,000,000	95,099
TOTAL TOTAL RETURN SWAPS		40,000,000	459,932

		$274,577,000	$ (609,589)

Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $70,509,229 or 4.2% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(c) Security or a portion of the security is subject to a forward commitment to sell.

(d) Dow Jones CDX N.A. Investment Grade 3 is a tradable index of credit default swaps on investment grade debt of U.S. companies.

(e) Dow Jones CDX N.A. Investment Grade 4 is a tradable index of credit default swaps on investment grade debt of U.S. companies.

(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited list of holdings for each fixed-income central fund, as of the investing fund’s report date, is available upon request or at advisor.fidelity.com. The reports are located just after the fund’s financial statements or quarterly reports but are not part of the financial statements and quarterly reports. In addition, the fixed-income central fund’s financial statements, which are not covered by the investing fund’s Report of Independent Registered Public Accounting Firm, are available on the EDGAR
Database on the SEC’s web site, www.sec.gov, or upon request.

(h) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.

Affiliated Central Funds

Information regarding income received by the fund from the affiliated Central funds during the period is as follows:

Fund	Income received
Fidelity Specialized High Income Central Investment Portfolio	$ 344,417
Fidelity Ultra Short Central Fund	8,506,318
Total	$ 8,850,735

Additional information regarding the fund’s purchases and sales, including the ownership percentage, of the following fixed income Central Funds during the period is as follows:

	Value,	Purchases	Sales Proceeds	Value,	% ownership,
	beginning of			end of period	end of period
Fund	period
Fidelity Specialized High Income Central Investment Portfolio	$—	$19,986,476	$—	$19,830,920	9.5%
Fidelity Ultra Short Central Fund	190,016,425	49,999,990	—	239,885,774	3.4%
Total	$190,016,425	$69,986,466	$—	$259,716,694

See accompanying notes which are an integral part of the financial statements.

27 Annual Report

VIP Investment Grade Bond Portfolio

Financial Statements

Statement of Assets and Liabilities
	December 31, 2005

Assets
Investment in securities, at value (including repurchase agreements of $94,398,000) — See accompanying schedule:
Unaffiliated issuers (cost $1,579,342,435)	$1,571,232,235
Affiliated Central Funds (cost $259,738,984)	259,716,694
Total Investments (cost $1,839,081,419)		$1,830,948,929
Commitment to sell securities on a delayed delivery basis	$ (37,114,589)
Receivable for securities sold on a delayed delivery basis	36,948,240	(166,349)
Receivable for investments sold, regular delivery		240,801
Cash		155,538
Receivable for swap agreements		8,599
Receivable for fund shares sold		2,122,071
Interest receivable		12,107,218
Prepaid expenses		8,086
Total assets		1,845,424,893

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 150,783,486
Payable for fund shares redeemed	988,258
Swap agreements, at value	609,589
Accrued management fee	454,298
Distribution fees payable	65,911
Other affiliated payables	144,819
Other payables and accrued expenses	101,671
Total liabilities		153,148,032

Net Assets		$ 1,692,276,861
Net Assets consist of:
Paid in capital		$1,634,041,356
Undistributed net investment income		67,307,813
Accumulated undistributed net realized gain (loss) on investments		(613,070)
Net unrealized appreciation (depreciation) on investments		(8,459,238)
Net Assets		$ 1,692,276,861

Statement of Assets and Liabilities continued
	December 31, 2005

Initial Class:
Net Asset Value, offering price and redemption price per share ($1,284,599,729 ÷ 100,681,250 shares)		$12.76
Service Class:
Net Asset Value, offering price and redemption price per share ($79,205,016 ÷ 6,244,618 shares)		$12.68
Service Class 2:
Net Asset Value, offering price and redemption price per share ($285,527,869 ÷ 22,707,655 shares)		$12.57
Investor Class:
Net Asset Value, offering price and redemption price per share ($42,944,247 ÷ 3,368,810 shares)		$12.75

See accompanying notes which are an integral part of the financial statements.
VIP Investment Grade Bond	28

Statement of Operations
	Year ended December 31, 2005

Investment Income
Interest		$67,011,894
Income from affiliated Central Funds		8,850,735
Total income		75,862,629

Expenses
Management fee	$5,995,165
Transfer agent fees	1,125,446
Distribution fees	653,579
Accounting and security lending fees	587,118
Independent trustees’ compensation	7,343
Custodian fees and expenses	84,929
Audit	54,228
Legal	4,700
Miscellaneous	128,547
Total expenses before reductions	8,641,055
Expense reductions	(10,113)	8,630,942

Net investment income		67,231,687
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	3,083,214
Swap agreements	(1,686,743)
Total net realized gain (loss)		1,396,471
Change in net unrealized appreciation (depreciation) on:
Investment securities	(34,242,413)
Swap agreements	205,651
Delayed delivery commitments	(166,349)
Total change in net unrealized appreciation (depreciation)		(34,203,111)
Net gain (loss)		(32,806,640)
Net increase (decrease) in net assets resulting from operations		$34,425,047

Statement of Changes in Net Assets
	Year ended	Year ended
	December 31,	December 31,
	2005	2004
Increase (Decrease) in Net Assets
Operations
Net investment income	$67,231,687	$57,762,877
Net realized gain (loss)	1,396,471	37,173,175
Change in net unrealized appreciation (depreciation)	(34,203,111)	(26,687,390)
Net increase (decrease) in net assets resulting from operations	34,425,047	68,248,662
Distributions to shareholders from net investment income	(58,445,252)	(66,752,508)
Distributions to shareholders from net realized gain	(35,504,454)	(48,129,691)
Total distributions	(93,949,706)	(114,882,199)
Share transactions - net increase (decrease)	140,385,374	(4,083,226)
Total increase (decrease) in net assets	80,860,715	(50,716,763)

Net Assets
Beginning of period	1,611,416,146	1,662,132,909
End of period (including undistributed net investment income of $67,307,813 and undistributed net investment income
of $59,329,661, respectively)	$1,692,276,861	$1,611,416,146

See accompanying notes which are an integral part of the financial statements.

29 Annual Report

Financial Highlights Initial Class

Years ended December 31,	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 13.25	$ 13.65	$ 13.70	$ 12.92	$ 12.59
Income from Investment Operations
Net investment incomeC	523.476		.467	.610	.685F
Net realized and unrealized gain (loss)	(.243)	.104	.213	.680	.335F
Total from investment operations	280.580		.680	1.290	1.020
Distributions from net investment income	(.480)	(.570)	(.540)	(.510)	(.690)
Distributions from net realized gain	(.290)	(.410)	(.190)	—	—
Total distributions	(.770)	(.980)	(.730)	(.510)	(.690)
Net asset value, end of period	$ 12.76	$ 13.25	$ 13.65	$ 13.70	$ 12.92
Total ReturnA,B	2.19%	4.46%	5.20%	10.34%	8.46%
Ratios to Average Net AssetsD,E
Expenses before reductions	49%	.56%	.54%	.54%	.54%
Expenses net of fee waivers, if any	49%	.56%	.54%	.54%	.54%
Expenses net of all reductions	49%	.56%	.54%	.53%	.54%
Net investment income	4.12%	3.65%	3.48%	4.71%	5.47%F
Supplemental Data
Net assets, end of period (000 omitted)	$1,284,600	$1,374,972	$1,528,417	$1,965,036	$1,445,925
Portfolio turnover rate	157%	170%	218%	192%	278%

A Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.
B Total returns would have been lower had certain expenses not been reduced during the periods shown.
C Calculated based on average shares outstanding during the period.
D Amounts do not include the activity of the affiliated central funds.
E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
F Effective July 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

Financial Highlights Service Class

Years ended December 31,	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 13.18	$ 13.61	$ 13.66	$ 12.89	$ 12.58
Income from Investment Operations
Net investment incomeC	511.456		.448	.591	.674F
Net realized and unrealized gain (loss)	(.246)	.104	.212	.679	.326F
Total from investment operations	265.560		.660	1.270	1.000
Distributions from net investment income	(.475)	(.580)	(.520)	(.500)	(.690)
Distributions from net realized gain	(.290)	(.410)	(.190)	—	—
Total distributions	(.765)	(.990)	(.710)	(.500)	(.690)
Net asset value, end of period	$ 12.68	$ 13.18	$ 13.61	$ 13.66	$ 12.89
Total ReturnA,B	2.08%	4.32%	5.06%	10.20%	8.30%
Ratios to Average Net AssetsD,E
Expenses before reductions	58%	.66%	.64%	.64%	.64%
Expenses net of fee waivers, if any	58%	.66%	.64%	.64%	.64%
Expenses net of all reductions	58%	.66%	.64%	.64%	.64%
Net investment income	4.06%	3.54%	3.38%	4.60%	5.37%F
Supplemental Data
Net assets, end of period (000 omitted)	$ 79,205	$ 50,143	$ 18,305	$ 975	$ 115
Portfolio turnover rate	157%	170%	218%	192%	278%

A Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.
B Total returns would have been lower had certain expenses not been reduced during the periods shown.
C Calculated based on average shares outstanding during the period.
D Amounts do not include the activity of the affiliated central funds.
E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
F Effective July 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.
VIP Investment Grade Bond Portfolio	30

Financial Highlights Service Class 2

Years ended December 31,	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 13.08	$ 13.50	$ 13.57	$ 12.82	$ 12.54
Income from Investment Operations
Net investment incomeC	488.435		.427	.571	.643F
Net realized and unrealized gain (loss)	(.248)	.105	.213	.679	.327F
Total from investment operations	240.540		.640	1.250	.970
Distributions from net investment income	(.460)	(.550)	(.520)	(.500)	(.690)
Distributions from net realized gain	(.290)	(.410)	(.190)	—	—
Total distributions	(.750)	(.960)	(.710)	(.500)	(.690)
Net asset value, end of period	$ 12.57	$ 13.08	$ 13.50	$ 13.57	$ 12.82
Total ReturnA,B	1.89%	4.19%	4.94%	10.09%	8.08%
Ratios to Average Net AssetsD,E
Expenses before reductions	73%	.81%	.79%	.79%	.82%
Expenses net of fee waivers, if any	73%	.81%	.79%	.79%	.82%
Expenses net of all reductions	73%	.81%	.79%	.79%	.82%
Net investment income	3.90%	3.39%	3.23%	4.45%	5.19%F
Supplemental Data
Net assets, end of period (000 omitted)	$ 285,528	$ 186,302	$ 115,411	$ 71,631	$ 18,225
Portfolio turnover rate	157%	170%	218%	192%	278%

A Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.
B Total returns would have been lower had certain expenses not been reduced during the periods shown.
C Calculated based on average shares outstanding during the period.
D Amounts do not include the activity of the affiliated central funds.
E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
F Effective July 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

Financial Highlights Investor Class

Year ended December 31,	2005G
Selected Per Share Data
Net asset value, beginning of period	$ 12.65
Income from Investment Operations
Net investment incomeE	242
Net realized and unrealized gain (loss)	(.142)
Total from investment operations	100
Net asset value, end of period	$ 12.75
Total ReturnB,C,D	79%
Ratios to Average Net AssetsF,H
Expenses before reductions	49%A
Expenses net of fee waivers, if any	49%A
Expenses net of all reductions	49%A
Net investment income	4.40%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 42,944
Portfolio turnover rate	157%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.
D Total returns would have been lower had certain expenses not been reduced during the periods shown.
E Calculated based on average shares outstanding during the period.
F Amounts do not include the activity of the affiliated central funds.
G For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005.
H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

31 Annual Report

Notes to Financial Statements For the period ended December 31, 2005

1. Significant Accounting Policies.

VIP Investment Grade Bond Portfolio (the fund) is a fund of Variable Insurance Products Fund II (the trust) (referred to in this report as VIP Invest ment Grade Bond Portfolio) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as a Massachusetts business trust. Shares of the fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares, and Investor Class shares. The fund commenced sale of Investor Class shares on July 21, 2005. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund may invest in affiliated money market central funds (Money Market Central Funds) and fixed income Central Investment Portfolios (CIPs), collectively referred to as Central Funds, which are open end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund, which are also consistently followed by the Central Funds:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open end mutual funds, including Central Funds, are valued at their closing net asset value each business day. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Investment Transactions and Income. Security transactions, including the fund’s investment activity in the Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Central Funds, are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distrib uting all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Distributions are recorded on the ex dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to swap agreements, market discount, partnerships, deferred trustees compensation, financing transactions, and losses deferred due to wash sales and excise tax regulations.

The tax basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$14,946,859
Unrealized depreciation	(22,473,155)
Net unrealized appreciation (depreciation)	(7,526,296)
Undistributed ordinary income	65,611,224
Undistributed long term capital gain	3,230,122

Cost for federal income tax purposes	$1,838,475,225

VIP Investment Grade Bond Portfolio

32

1. Significant Accounting Policies continued
Income Tax Information and Distributions to Shareholders continued
The tax character of distributions paid was as follows:
	December 31, 2005	December 31, 2004
Ordinary Income	$69,463,875	$97,273,775
Long term Capital Gains	24,485,831	17,608,424
Total	$93,949,706	$114,882,199
2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits certain funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counter-party. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When Issued Securities. The fund may purchase or sell securities on a delayed delivery or when issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked to market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when issued basis are identified as such in the fund’s Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the fund’s Statements of Assets and Liabilities under the caption “Delayed Delivery.” Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund’s Schedule of Investments.

Swap Agreements. The fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. Periodic payments received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Total return swaps are agreements to exchange the return generated by one instrument or index for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, a fund will receive a payment from the counterparty. To the extent it is less, a fund will make a payment to the counterparty. Periodic payments received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The fund may enter into credit default swaps in which either it or its counter party act as guarantors. By acting as the guarantor of a swap, a fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value. Periodic payments and premiums received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

33 Annual Report

Notes to Financial Statements continued

2. Operating Policies continued
Swap Agreements continued

Swaps are marked to market daily based on dealer supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund’s custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the fund’s Schedule of Investments under the caption “Swap Agreements.”

Mortgage Dollar Rolls. To earn additional income, the fund may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities (“mortgage dollar rolls”) or the purchase and simultaneous agreement to sell similar securities (“reverse mortgage dollar rolls”). The securities traded are mortgage securities and bear the same interest rate but may be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, a fund’s right to repurchase or sell securities may be limited.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short term securities and U.S. government securities, aggregated $322,167,850 and $213,631,138, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly man agement fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund’s average net assets (effective June 1, 2005, the fund’s management contract was amended, reducing the individual fund fee rate to .20% of average net assets) and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .36% of the fund’s average net assets.

Distribution and Service Plan. In accordance with Rule 12b 1 of the 1940 Act, the fund has adopted separate 12b 1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class’ average net assets and .25% of Service Class 2’s average net assets.

For the period, each class paid FDC the following amounts, all of which were re allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$67,359
Service Class 2	586,220
$653,579

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund’s transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset based fee with respect to each class. FIIOC pays a portion of the expenses related to the typesetting, printing and mailing of shareholder reports, except proxy statements. Each class with the exception of Investor Class pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of ..07% of their month end net assets. Investor Class pays a monthly asset based transfer agent fee equal to an annual rate of .10% of its average net assets. The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$907,474
Service Class	46,515
Service Class 2	164,062
Investor Class	7,395
$1,125,446

VIP Investment Grade Bond Portfolio

34

4. Fees and Other Transactions with Affiliates continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund’s accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

The fund may also invest in CIPs managed by FIMM or Fidelity Management & Research Company, Inc. (FMRC) each an affiliate of FMR. The Ultra Short Central Fund seeks to obtain a high level of current income consistent with preservation of capital by investing in U.S. dollar denominated money market and investment grade debt securities. The Specialized High Income Central Investment Portfolio seeks a high level of current income by normally investing in income producing debt securities, with an emphasis on lower quality debt securities.

The fund’s Schedule of Investments lists each applicable CIP as an investment of the fund but does not include the underlying holdings of each CIP. Based on their investment objectives, each CIP may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. In addition, each CIP may also participate in derivatives. These strategies are consistent with the investment objectives of the fund and may involve certain economic risks, including the risk that a counterparty to one or more of these transactions may be unable or unwilling to comply with the terms of the governing agreement. This may result in a decline in value of each CIP and the fund.

A complete unaudited list of holdings for each CIP, as of the fund’s report date, is available upon request or at advisor.fidelity.com. The reports are located just after the fund’s financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, the CIP’s financial statements, which are not covered by this fund’s Report of Independent Registered Public Accounting Firm, are available on the EDGAR Database on the SEC’s website, www.sec.gov, or upon request.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents. At period end there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Net income from lending portfolio securities during the period amounted to $39,377.

7. Expense Reductions.

Through arrangements with the fund’s custodian, credits realized as a result of uninvested cash balances were used to reduce the fund’s expenses. During the period, these credits reduced the fund’s custody expenses by $10,113.

8. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 42% of the total outstanding shares of the fund and one otherwise unaffiliated shareholder was the owner of record of 15% of the total outstanding shares of the fund.

35 Annual Report

Notes to Financial Statements continued

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

			Years ended December 31,
			2005	2004
From net investment income
Initial Class			$ 49,548,838	$60,884,326
Service Class			2,004,690	1,005,257
Service Class 2			6,891,724	4,862,925
Total			$ 58,445,252	$66,752,508
From net realized gain
Initial Class			$ 29,935,756	$43,793,989
Service Class			1,223,916	710,613
Service Class 2			4,344,782	3,625,089
Total			$ 35,504,454	$48,129,691

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Years ended December 31,		Years ended December 31,
	2005A	2004	2005A	2004
Initial Class
Shares sold	9,751,566	8,574,911	$ 123,954,380	$111,904,360
Reinvestment of distributions	6,313,312	8,127,198	79,484,594	104,678,315
Shares redeemed	(19,145,427)	(24,926,667)	(242,534,635)	(325,781,316)
Net increase (decrease)	(3,080,549)	(8,224,558)	$ (39,095,661)	$(109,198,641)
Service Class
Shares sold	3,811,638	3,638,367	$ 48,166,490	$47,309,999
Reinvestment of distributions	257,670	133,843	3,228,606	1,715,870
Shares redeemed	(1,627,866)	(1,314,273)	(20,466,743)	(17,025,100)
Net increase (decrease)	2,441,442	2,457,937	$ 30,928,353	$32,000,769
Service Class 2
Shares sold	10,206,644	8,102,610	$ 127,817,135	$104,259,091
Reinvestment of distributions	903,256	666,249	11,236,506	8,488,014
Shares redeemed	(2,644,156)	(3,077,343)	(33,109,195)	(39,632,459)
Net increase (decrease)	8,465,744	5,691,516	$ 105,944,446	$73,114,646
Investor Class
Shares sold	3,400,484	—	$ 43,007,802	$—
Shares redeemed	(31,674)	—	(399,566)	—
Net increase (decrease)	3,368,810	—	$ 42,608,236	$—

A Share transactions for Investor Class are for the period July 21, 2005 (commencement of sale of shares) to December 31, 2005.

VIP Investment Grade Bond Portfolio

36

Report of Independent Registered Public Accounting Firm

To the Trustees of Variable Insurance Products Fund II and Shareholders of VIP Investment Grade Bond Portfolio:

We have audited the accompanying statement of assets and liabilities of VIP Investment Grade Bond Portfolio (the Fund), a fund of Variable Insur ance Products Fund II, including the schedule of investments as of December 31, 2005, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of VIP Investment Grade Bond Portfolio as of December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP DELOITTE & TOUCHE LLP Boston, Massachusetts February 16, 2006

37 Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund’s activities, review contractual arrangements with companies that provide services to the fund, and review the fund’s performance. Except for William O. McCoy and Albert R. Gamper, Jr., each of the Trustees oversees 326 funds advised by FMR or an affiliate. Mr. McCoy oversees 328 funds advised by FMR or an affiliate. Mr. Gamper oversees 235 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become inca pacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Name, Age; Principal Occupation Edward C. Johnson 3d (75)

Year of Election or Appointment: 1988

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Man agement & Research (Far East) Inc.; Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001 present) and a Director (2000 present) of FMR Co., Inc.

Stephen P. Jonas (52)

Year of Election or Appointment: 2005

Mr. Jonas is Senior Vice President of VIP Investment Grade Bond (2005 present). He also serves as Senior Vice President of other Fidelity funds (2005 present). Mr. Jonas is Executive Director of FMR (2005 present). Previously, Mr. Jonas served as President of Fidelity Enterprise Operations and Risk Services (2004 2005), Chief Administrative Officer (2002 2004), and Chief Financial Officer of FMR Co. (1998 2000). Mr. Jonas has been with Fidelity Investments since 1987 and has held various financial and management positions including Chief Financial Officer of FMR. In addition, he serves on the Boards of Boston Ballet (2003 present) and Simmons College (2003 present).

Robert L. Reynolds (53)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003 present) and Chief Operating Officer (2002 present) of FMR Corp. He also serves on the Board at Fidelity Investments Canada, Ltd. (2000 present). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996 2000).

* Trustees have been determined to be “Interested Trustees” by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

VIP Investment Grade Bond Portfolio

38

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation Dennis J. Dirks (57)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999 2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999 2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999 2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001 2003) and Chief Executive Officer and Board member of the Mortgage Backed Securities Clearing Corporation (2001 2003). Mr. Dirks also serves as a Trustee of Manhattan College (2005 present).

Albert R. Gamper, Jr. (63)

Year of Election or Appointment: 2006

Mr. Gamper also serves as a Trustee (2006 present) or Member of the Advisory Board (2005 present) of other investment companies advised by FMR. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, includ ing Chairman (1987 1989; 1999 2001; 2002 2004), Chief Executive Officer (1987 2004), and President (1989 2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001 present), Chairman of the Board of Governors, Rutgers University (2004 present), and Chairman of the Board of Saint Barnabas Health Care System.

Robert M. Gates (62)

Year of Election or Appointment: 1997

Dr. Gates is Chairman of the Independent Trustees (2006 present). Dr. Gates is President of Texas A&M University (2002 present). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001 present), and Brinker International (restaurant management, 2003 present). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999 2001). Dr. Gates also is a Trustee of the Forum for International Policy.

George H. Heilmeier (69)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corpo ration (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004 present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE) (2000 present). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992 2002), Compaq (1994 2002), Automatic Data Processing, Inc. (ADP) (technology based business outsourcing, 1995 2002), INET Technologies Inc. (telecommunications network surveillance, 2001 2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid display.

Marie L. Knowles (59)

Year of Election or Appointment: 2001

Prior to Ms. Knowles’ retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996 2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002 present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

39 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Ned C. Lautenbach (61)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004 present) and Eaton Corpora tion (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005 present), as well as a member of the Council on Foreign Relations.

William O. McCoy (72)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunica tions) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Franklin Street Partners (private invest ment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999 2000) and a member of the Board of Visitors for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16 school system).

Cornelia M. Small (61)

Year of Election or Appointment: 2005

Ms. Small is a member (2000 present) and Chairperson (2002 present) of the Investment Committee, and a member (2002 present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999 2000), Director of Global Equity Investments (1996 1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990 1997) and Scudder Kemper Investments (1997 1998). In addition, Ms. Small served as Co Chair (2000 2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (66)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman of the Board (2000 present) and a Member of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993 2000; 2002 2003), CEO (1995 2000; 2002 2004), and Chairman of the Executive Committee (2000 2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommu nications), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002 present), and Metalmark Capital (private equity investment firm, 2005 present). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (66)

Year of Election or Appointment: 2005

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993 2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003 present), Bausch & Lomb, Inc., and Revlon Inc. (2004 present).

VIP Investment Grade Bond Portfolio

40

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation Peter S. Lynch (61)

Year of Election or Appointment: 2003

Member of the Advisory Board of Variable Insurance Products Fund II. Vice Chairman and a Director of FMR, and Vice Chairman (2001 present) and a Director (2000 present) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990 2003). In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Walter C. Donovan (43)

Year of Election or Appointment: 2005

Vice President of VIP Investment Grade Bond. Mr. Donovan also serves as Vice President of Fidelity’s High Income Funds (2005 present), Fidelity’s Fixed Income Funds (2005 present), certain Asset Allocation Funds (2005 present), and certain Balanced Funds (2005 present). Mr. Donovan also serves as Executive Vice President of FMR (2005 present) and FMRC (2005 present). Previously, Mr. Donovan served as Vice President and Director of Fidelity’s International Equity Trading group (1998 2005).

David L. Murphy (57)

Year of Election or Appointment: 2005

Vice President of VIP Investment Grade Bond. Mr. Murphy also serves as Vice President of Fidelity’s Money Market Funds (2002 present), certain Asset Allocation Funds (2003 present), Fidelity’s Investment Grade Bond Funds (2005 present), and Fidelity’s Balanced Funds (2005 present). He serves as Senior Vice President (2000 present) and Head (2004 present) of the Fidelity Invest ments Fixed Income Division. Mr. Murphy is also a Senior Vice President of FIMM (2003 present) and a Vice President of FMR (2000 present). Previously, Mr. Murphy served as Money Market Group Leader (2002 2004), Bond Group Leader (2000 2002), and Vice President of Fidelity’s Taxable Bond Funds (2000 2002) and Fidelity’s Municipal Bond Funds (2001 2002). Mr. Murphy joined Fidelity Investments in 1989 as a portfolio manager in the Bond Group.

Thomas J. Silvia (44)

Year of Election or Appointment: 2005

Vice President of VIP Investment Grade Bond. Mr. Silvia also serves as Vice President of Fidelity’s Bond Funds (2005 present), cer tain Balanced Funds (2005 present), certain Asset Allocation Funds (2005 present), and Senior Vice President and Bond Group Leader of the Fidelity Investments Fixed Income Division (2005 present). Previously, Mr. Silvia served as Director of Fidelity’s Taxable Bond portfolio managers (2002 2004) and a portfolio manager in the Bond Group (1997 2004).

Ford E. O’Neil (43)

Year of Election or Appointment: 2001

Vice President of VIP Investment Grade Bond. Mr. O’Neil also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. O’Neil worked as a research analyst and portfolio analyst.

Eric D. Roiter (57)

Year of Election or Appointment: 1998

Secretary of VIP Investment Grade Bond. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001 present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001 present), Fidelity Management & Research (Far East) Inc. (2001 present), and Fidelity Investments Money Management, Inc. (2001 present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003 present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998 2005).

Stuart Fross (46)

Year of Election or Appointment: 2003

Assistant Secretary of VIP Investment Grade Bond. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003 present), Vice President and Secretary of FDC (2005 present), and is an employee of FMR.

Christine Reynolds (47)

Year of Election or Appointment: 2004

President, Treasurer, and Anti Money Laundering (AML) officer of VIP Investment Grade Bond. Ms. Reynolds also serves as Presi dent, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980 2002), where she was most recently an audit partner with PwC’s investment management practice.

41 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Paul M. Murphy (58)

Year of Election or Appointment: 2005

Chief Financial Officer of VIP Investment Grade Bond. Mr. Murphy also serves as Chief Financial Officer of other Fidelity funds (2005 present). He also serves as Senior Vice President of Fidelity Pricing and Cash Management Services Group (FPCMS).

Kenneth A. Rathgeber (58)

Year of Election or Appointment: 2004

Chief Compliance Officer of VIP Investment Grade Bond. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004) and Executive Vice President of Risk Oversight for Fidelity Investments (2002). Previously, he served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998 2002).

John R. Hebble (47)

Year of Election or Appointment: 2003

Deputy Treasurer of VIP Investment Grade Bond. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002 2003) and Assistant Treasurer of the Scudder Funds (1998 2003).

Bryan A. Mehrmann (44)

Year of Election or Appointment: 2005

Deputy Treasurer of VIP Investment Grade Bond. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds

(2005 present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998 2004).

Kimberley H. Monasterio (42)

Year of Election or Appointment: 2004

Deputy Treasurer of VIP Investment Grade Bond. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000 2004) and Chief Financial Officer (2002 2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000 2004).

Kenneth B. Robins (36)

Year of Election or Appointment: 2005

Deputy Treasurer of VIP Investment Grade Bond. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2004 present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG’s department of professional practice (2002 2004) and a Senior Manager (1999 2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000 2002).

Robert G. Byrnes (39)

Year of Election or Appointment: 2005

Assistant Treasurer of VIP Investment Grade Bond. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003 2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000 2003).

John H. Costello (59)

Year of Election or Appointment: 1988

Assistant Treasurer of VIP Investment Grade Bond. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.

Peter L. Lydecker (51)

Year of Election or Appointment: 2004

Assistant Treasurer of VIP Investment Grade Bond. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

Mark Osterheld (50)

Year of Election or Appointment: 2002

Assistant Treasurer of VIP Investment Grade Bond. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

VIP Investment Grade Bond Portfolio

42

Name, Age; Principal Occupation Gary W. Ryan (47)

Year of Election or Appointment: 2005

Assistant Treasurer of VIP Investment Grade Bond. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999 2005).

Salvatore Schiavone (40)

Year of Election or Appointment: 2005

Assistant Treasurer of VIP Investment Grade Bond. Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Before joining Fidelity Investments, Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003 2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996 2003).

43 Annual Report

Distributions

The Board of Trustees of VIP Investment Grade Bond voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net invest ment income:

	Pay Date	Record Date	Dividends	Capital Gains
Initial Class	2/10/06	2/10/06	$.501	$.030
Service Class	2/10/06	2/10/06	$.492	$.030
Service Class 2	2/10/06	2/10/06	$.478	$.030
Investor Class	2/10/06	2/10/06	$.508	$.030

The fund hereby designates as capital gain dividend with respect to the taxable year ended December 31, 2005, $3,230,122, or, if subsequently determined to be different, the net capital gain of such year.

A total of 6.53% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund will notify shareholders in January 2006 of amounts for use in preparing 2005 income tax returns.

VIP Investment Grade Bond Portfolio

44

45 Annual Report

VIP Investment Grade Bond Portfolio

46

47 Annual Report

Investment Adviser
Fidelity Management & Research Company
Boston, MA
Investment Sub Adviser
Fidelity Investments Money Management, Inc.
Fidelity International Investment Advisors
Fidelity International Investment Advisors (U.K.) Limited
General Distributor
Fidelity Distributors Corporation
Boston, MA
Transfer and Service Agents
Fidelity Investments Institutional Operations Co., Inc.
Boston, MA
Fidelity Service Company, Inc.
Boston, MA
Custodian
The Bank of New York
New York, NY

VIPIGB ANN 0206 1.540025.108

Fidelity® Variable Insurance Products: Index 500 Portfolio

Annual Report December 31, 2005

Contents

Performance	3	How the fund has done over time.
Management’s Discussion	4	The manager’s review of fund performance, strategy and
		outlook.
Shareholder Expense Example	5	An example of shareholder expenses.
Investment Changes	6	A summary of major shifts in the fund’s investments over the
		past six months.
Investments	7	A complete list of the fund’s investments with their
		market values.
Financial Statements	22	Statements of assets and liabilities, operations, and
		changes in net assets, as well as financial highlights.
Notes	26	Notes to the financial statements.
Report of Independent Registered	31
Public Accounting Firm
Trustees and Officers	32
Distributions	37
Board Approval of Investment Advisory	38
Contracts and Management Fees

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the
Securities and Exchange Commission’s (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies, Inc. and have been licensed for use by Fidelity Distributors
Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the
SEC’s web site at http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regard ing the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity’s web site at http://www.advisor.fidelity.com.
NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE
Neither the fund nor Fidelity Distributors Corporation is a bank.

VIP Index 500 Portfolio 2

VIP Index 500 Portfolio Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of a class’ dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. Perfor mance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns
Periods ended December 31, 2005	Past 1	Past 5	Past 10
	year	years	years
VIP Index 500 Initial Class	4.82%	0.35%	8.81%
VIP Index 500 Service ClassA	4.71%	0.25%	8.75%
VIP Index 500 Service Class 2B	4.55%	0.10%	8.65%

A The initial offering of Service Class shares took place on July 7, 2000. Performance for Service Class shares reflects an asset based service fee (12b 1 fee), and returns prior to July 7, 2000 are those of Initial Class and do not include the effects of Service Class’ 12b 1 fee. Had Service Class shares’ 12b 1 fee been reflected, returns prior to
July 7, 2000 would have been lower.
B The initial offering of Service Class 2 shares took place on January 12, 2000. Performance for Service Class 2 shares reflects an asset based service fee (12b 1 fee), and returns prior to January 12, 2000 are those of Initial Class and do not include the effects of Service Class 2’s 12b 1 fee. Had Service Class 2 shares’ 12b 1 fee been reflected, returns prior to January 12, 2000 would have been lower.

$10,000 Over 10 Years

Let’s say hypothetically that $10,000 was invested in VIP Index 500 Portfolio Initial Class on December 31, 1995. The chart shows how the value of your investment would have changed, and also shows how the Standard & Poor’sSM 500 Index performed over the same period.

3 Annual Report

VIP Index 500 Portfolio Management’s Discussion of Fund Performance

Comments from Jeffrey Adams, who oversees the VIP Index 500 Portfolio’s investment management team as Head of Indexing for Geode Capital Management, LLC

U.S. equity benchmarks generally had positive results for the 12 months ending December 31, 2005, the third consecutive year that stocks finished in the black. Energy and utilities were the two best performing sectors, contributing greatly to the 4.91% gain of the Standard & Poor’s 500SM Index. Elsewhere, the Dow Jones Industrial AverageSM rose 1.72% . The U.S. economy did not decelerate as much as many had predicted, despite eight short term interest rate hikes, record high energy prices and the devastation caused by Hurricane Katrina. Meanwhile, corporate America notched its 14th consecutive quarter of double digit earnings gains through the third quarter of the year, an unprecedented streak in market history. From a style perspective, large cap stocks ended the six year reign of small caps by a narrow margin, but mid caps finished well ahead of both categories. The gap between growth and value stocks also was relatively narrow, with value gaining a slight edge.

The fund performed roughly in line with the market, as represented by the S&P 500®, during the 12 months ending December 31, 2005. During that same time frame, the fund’s peer group average, the LipperSM Variable Annuity S&P 500 Index Objective Funds Average, returned 4.52% . (For specific portfolio performance results, please refer to the performance section of this report.) Energy stocks were particular standouts, as the sector benefited greatly from the strength in oil and natural gas prices during most of 2005. On the negative side, the consumer discretionary sector was a notable detractor, with automotive stocks bringing up the rear. In energy, Exxon Mobil, ConocoPhillips and Schlumberger all had a very good year. In the lagging technology sector, Apple Computer was a solid performer. The company’s shares soared on strong sales of its iPod digital music player, as well as optimism that higher iPod sales could lead to greater interest in Apple’s more profitable Macintosh computer line. Conversely, Dell was a noteworthy underperformer in the tech space. The direct retailer of personal computers and consumer electronics has been battling fierce global competition, and its severe price cutting contributed to missed sales targets in August and October. Online auction house eBay also disappointed, with its shares falling sharply early in the period on weaker than expected earnings and revenues. Other negative performers for the year included drug maker Pfizer and retail giant Wal Mart.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as invest ment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

VIP Index 500 Portfolio 4

VIP Index 500 Portfolio Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b 1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2005 to December 31, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. The esti mate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	July 1, 2005 to
	July 1, 2005	December 31, 2005	December 31, 2005
Initial Class
Actual	$ 1,000.00	$ 1,057.20	$ .52
HypotheticalA	$ 1,000.00	$ 1,024.70	$ .51
Service Class
Actual	$ 1,000.00	$ 1,056.70	$ 1.04
HypotheticalA	$ 1,000.00	$ 1,024.20	$ 1.02
Service Class 2
Actual	$ 1,000.00	$ 1,055.90	$ 1.81
HypotheticalA	$ 1,000.00	$ 1,023.44	$ 1.79

A 5% return per year before expenses
* Expenses are equal to each Class’ annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one half year period).

Annualized
Expense Ratio
Initial Class	10%
Service Class	20%
Service Class 2	35%

55 Annual Report

VIP Index 500 Portfolio
Investment Changes

Top Ten Stocks as of December 31, 2005
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
General Electric Co.	3.3	3.3
Exxon Mobil Corp.	3.1	3.3
Citigroup, Inc.	2.2	2.2
Microsoft Corp.	2.1	2.3
Procter & Gamble Co.	1.7	1.2
Johnson & Johnson	1.6	1.7
Bank of America Corp.	1.6	1.7
American International Group,
Inc.	1.6	1.4
Pfizer, Inc.	1.5	1.9
Altria Group, Inc.	1.4	1.2
	20.1
Market Sectors as of December 31, 2005
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Financials	21.3	20.0
Information Technology	15.1	14.9
Health Care	13.3	13.2
Industrials	11.3	11.0
Consumer Discretionary	10.9	11.2
Consumer Staples	9.5	10.0
Energy	9.3	8.7
Utilities	3.4	3.4
Telecommunication Services	3.0	3.1
Materials	3.0	2.9

Asset Allocation

To match the Standard & Poor’s 500 Index, the VIP Index 500 Portfolio seeks 100% investment exposure to stocks at all times.

VIP Index 500 Portfolio	6

VIP Index 500 Portfolio
Investments December 31, 2005
Showing Percentage of Net Assets

Common Stocks 100.1%
	Shares	Value (Note 1)

CONSUMER DISCRETIONARY 10.9%
Auto Components – 0.2%
Cooper Tire & Rubber Co.	15,375	$ 235,545
Dana Corp.	37,708	270,743
Goodyear Tire & Rubber Co. (a)(d)	44,233	768,770
Johnson Controls, Inc.	48,388	3,527,969
		4,803,027
Automobiles – 0.4%
Ford Motor Co.	465,799	3,595,968
General Motors Corp. (d)	141,802	2,753,795
Harley Davidson, Inc.	68,861	3,545,653
		9,895,416
Distributors 0.1%
Genuine Parts Co.	43,511	1,911,003
Diversified Consumer Services 0.1%
Apollo Group, Inc. Class A (a)	36,491	2,206,246
H&R Block, Inc.	82,156	2,016,930
		4,223,176
Hotels, Restaurants & Leisure 1.5%
Carnival Corp. unit	108,635	5,808,713
Darden Restaurants, Inc.	32,837	1,276,703
Harrah’s Entertainment, Inc.	46,083	3,285,257
Hilton Hotels Corp.	82,259	1,983,264
International Game Technology	84,491	2,600,633
Marriott International, Inc. Class A	41,277	2,764,321
McDonald’s Corp.	315,589	10,641,661
Starbucks Corp. (a)	192,695	5,782,777
Starwood Hotels & Resorts Worldwide, Inc. unit	54,973	3,510,576
Wendy’s International, Inc.	29,148	1,610,718
Yum! Brands, Inc.	70,978	3,327,449
		42,592,072
Household Durables 0.7%
Black & Decker Corp.	19,662	1,709,808
Centex Corp.	32,033	2,290,039
D.R. Horton, Inc.	68,258	2,438,858
Fortune Brands, Inc.	36,638	2,858,497
KB Home	19,630	1,426,316
Leggett & Platt, Inc.	46,130	1,059,145
Lennar Corp. Class A	34,441	2,101,590
Maytag Corp.	20,099	378,263
Newell Rubbermaid, Inc.	69,082	1,642,770
Pulte Homes, Inc.	53,794	2,117,332
Snap On, Inc.	14,526	545,597
The Stanley Works	18,240	876,250
Whirlpool Corp.	16,917	1,416,968
		20,861,433

See accompanying notes which are an integral part of the financial statements.

7 Annual Report

7

7

VIP Index 500 Portfolio
Investments - continued

	Shares	Value (Note 1)
Internet & Catalog Retail 0.6%
Amazon.com, Inc. (a)	76,908	$ 3,626,212
eBay, Inc. (a)	286,581	12,394,628
		16,020,840
Leisure Equipment & Products 0.2%
Brunswick Corp.	24,188	983,484
Eastman Kodak Co. (d)	72,016	1,685,174
Hasbro, Inc.	44,722	902,490
Mattel, Inc.	101,257	1,601,886
		5,173,034
Media 3.4%
CCE Spinco, Inc. (a)(d)	11	144
Clear Channel Communications, Inc.	135,537	4,262,639
Comcast Corp. Class A (a)	544,507	14,135,402
Dow Jones & Co., Inc.	14,794	525,039
E.W. Scripps Co. Class A	21,597	1,037,088
Gannett Co., Inc.	60,153	3,643,467
Interpublic Group of Companies, Inc. (a)	107,955	1,041,766
Knight Ridder, Inc.	17,401	1,101,483
McGraw Hill Companies, Inc.	94,007	4,853,581
Meredith Corp.	10,510	550,093
News Corp. Class A	610,157	9,487,941
Omnicom Group, Inc.	45,213	3,848,983
The New York Times Co. Class A	36,381	962,277
Time Warner, Inc.	1,169,157	20,390,098
Tribune Co.	65,651	1,986,599
Univision Communications, Inc.
Class A (a)(d)	56,065	1,647,750
Viacom, Inc. Class B (non vtg) (f)	440,077	14,346,510
Walt Disney Co.	482,348	11,561,882
		95,382,742
Multiline Retail – 1.1%
Big Lots, Inc. (a)	28,571	343,138
Dillard’s, Inc. Class A	15,446	383,370
Dollar General Corp.	79,395	1,514,063
Family Dollar Stores, Inc.	38,933	965,149
Federated Department Stores, Inc.	68,259	4,527,619
JCPenney Co., Inc.	58,235	3,237,866
Kohl’s Corp. (a)	86,447	4,201,324
Nordstrom, Inc.	54,815	2,050,081
Sears Holdings Corp. (a)	25,027	2,891,369
Target Corp.	220,457	12,118,521
		32,232,500
Specialty Retail 2.2%
AutoNation, Inc. (a)	45,398	986,499
AutoZone, Inc. (a)	13,844	1,270,187
Bed Bath & Beyond, Inc. (a)	74,438	2,690,934
Best Buy Co., Inc.	102,489	4,456,222
Circuit City Stores, Inc.	39,273	887,177
Gap, Inc.	143,920	2,538,749
Home Depot, Inc.	532,668	21,562,401

See accompanying notes which are an integral part of the financial statements.
VIP Index 500 Portfolio	8

Common Stocks continued
		Shares	Value (Note 1)

CONSUMER DISCRETIONARY – continued
Specialty Retail – continued
Limited Brands, Inc.		87,320	$ 1,951,602
Lowe’s Companies, Inc.		196,067	13,069,826
Office Depot, Inc. (a)		77,446	2,431,804
OfficeMax, Inc.		17,753	450,216
RadioShack Corp.		33,757	709,910
Sherwin Williams Co.		28,150	1,278,573
Staples, Inc.		183,397	4,164,946
Tiffany & Co., Inc.		35,668	1,365,728
TJX Companies, Inc.		115,519	2,683,506
			62,498,280
Textiles, Apparel & Luxury Goods 0.4%
Coach, Inc. (a)		95,303	3,177,402
Jones Apparel Group, Inc		29,294	899,912
Liz Claiborne, Inc.		26,742	957,898
NIKE, Inc. Class B		47,667	4,137,019
Reebok International Ltd.		13,204	768,869
VF Corp.		22,302	1,234,193
			11,175,293

TOTAL CONSUMER DISCRETIONARY			306,768,816

CONSUMER STAPLES 9.5%
Beverages 2.1%
Anheuser Busch Companies, Inc.		194,667	8,362,894
Brown Forman Corp. Class B (non vtg.)		20,830	1,443,936
Coca Cola Enterprises, Inc.		75,990	1,456,728
Constellation Brands, Inc. Class A (sub. vtg.) (a)		49,331	1,293,952
Molson Coors Brewing Co. Class B		14,157	948,377
Pepsi Bottling Group, Inc.		34,378	983,555
PepsiCo, Inc.		416,045	24,579,939
The Coca Cola Co.		519,025	20,921,898
			59,991,279
Food & Staples Retailing – 2.4%
Albertsons, Inc.		92,472	1,974,277
Costco Wholesale Corp.		118,380	5,856,259
CVS Corp.		204,161	5,393,934
Kroger Co. (a)		181,762	3,431,667
Safeway, Inc.		112,663	2,665,607
SUPERVALU, Inc.		34,149	1,109,160
Sysco Corp.		155,541	4,829,548
Wal Mart Stores, Inc.		626,401	29,315,567
Walgreen Co.		253,781	11,232,347
Whole Foods Market, Inc.		34,496	2,669,645
			68,478,011
Food Products – 1.0%
Archer Daniels Midland Co.		163,786	4,038,963
Campbell Soup Co.		46,669	1,389,336
ConAgra Foods, Inc.		130,119	2,638,813
General Mills, Inc.		89,086	4,393,722

See accompanying notes which are an integral part of the financial statements.
	9		Annual Report
9

9

VIP Index 500 Portfolio
Investments - continued

	Shares	Value (Note 1)
H.J. Heinz Co.	83,919	$ 2,829,749
Hershey Co.	45,410	2,508,903
Kellogg Co.	64,400	2,783,368
McCormick & Co., Inc. (non vtg.)	33,565	1,037,830
Sara Lee Corp.	190,455	3,599,600
Tyson Foods, Inc. Class A	63,112	1,079,215
Wm. Wrigley Jr. Co.	44,990	2,991,385
		29,290,884
Household Products – 2.3%
Clorox Co.	37,789	2,149,816
Colgate Palmolive Co.	129,903	7,125,180
Kimberly Clark Corp.	117,148	6,987,878
Procter & Gamble Co.	840,460	48,645,825
		64,908,699
Personal Products 0.2%
Alberto Culver Co.	18,930	866,048
Avon Products, Inc.	114,943	3,281,623
		4,147,671
Tobacco – 1.5%
Altria Group, Inc.	522,157	39,015,571
Reynolds American, Inc.	21,438	2,043,685
UST, Inc.	41,015	1,674,642
		42,733,898

TOTAL CONSUMER STAPLES		269,550,442

ENERGY 9.3%
Energy Equipment & Services – 1.7%
Baker Hughes, Inc.	85,718	5,209,940
BJ Services Co.	80,828	2,963,963
Halliburton Co.	128,595	7,967,746
Nabors Industries Ltd. (a)	39,623	3,001,442
National Oilwell Varco, Inc. (a)	43,706	2,740,366
Noble Corp.	34,332	2,421,779
Rowan Companies, Inc.	27,410	976,892
Schlumberger Ltd. (NY Shares)	147,715	14,350,512
Transocean, Inc. (a)	82,769	5,768,172
Weatherford International Ltd. (a)	87,170	3,155,554
		48,556,366
Oil, Gas & Consumable Fuels 7.6%
Amerada Hess Corp.	20,063	2,544,390
Anadarko Petroleum Corp	59,478	5,635,541
Apache Corp.	82,571	5,657,765
Burlington Resources, Inc.	94,793	8,171,157
Chevron Corp.	562,933	31,957,706
ConocoPhillips	347,934	20,242,800
Devon Energy Corp.	111,409	6,967,519
El Paso Corp.	165,329	2,010,401
EOG Resources, Inc.	60,577	4,444,534
Exxon Mobil Corp.	1,560,275	87,640,647
Kerr McGee Corp.	29,085	2,642,663
Kinder Morgan, Inc.	26,388	2,426,377

See accompanying notes which are an integral part of the financial statements.
VIP Index 500 Portfolio	10

Common Stocks continued
		Shares	Value (Note 1)

ENERGY – continued
Oil, Gas & Consumable Fuels – continued
Marathon Oil Corp.		91,895	$ 5,602,838
Murphy Oil Corp.		41,405	2,235,456
Occidental Petroleum Corp.		100,802	8,052,064
Sunoco, Inc.		34,134	2,675,423
Valero Energy Corp.		154,714	7,983,242
Williams Companies, Inc.		143,684	3,329,158
XTO Energy, Inc.		91,072	4,001,704
			214,221,385

TOTAL ENERGY			262,777,751

FINANCIALS 21.3%
Capital Markets 3.2%
Ameriprise Financial, Inc.		61,685	2,529,085
Bank of New York Co., Inc.		193,133	6,151,286
Bear Stearns Companies, Inc.		28,414	3,282,669
Charles Schwab Corp.		258,668	3,794,660
E*TRADE Financial Corp. (a)		102,576	2,139,735
Federated Investors, Inc. Class B (non vtg.)		21,233	786,470
Franklin Resources, Inc.		37,225	3,499,522
Goldman Sachs Group, Inc.		113,039	14,436,211
Janus Capital Group, Inc.		54,086	1,007,622
Lehman Brothers Holdings, Inc.		67,179	8,610,332
Mellon Financial Corp.		104,845	3,590,941
Merrill Lynch & Co., Inc.		230,428	15,606,888
Morgan Stanley		270,291	15,336,311
Northern Trust Corp.		46,517	2,410,511
State Street Corp.		82,223	4,558,443
T. Rowe Price Group, Inc.		32,771	2,360,495
			90,101,181
Commercial Banks – 5.7%
AmSouth Bancorp.		87,402	2,290,806
Bank of America Corp.		967,629	44,656,078
BB&T Corp.		135,982	5,699,006
Comerica, Inc.		41,441	2,352,191
Compass Bancshares, Inc.		31,229	1,508,048
Fifth Third Bancorp		139,130	5,247,984
First Horizon National Corp.		31,595	1,214,512
Huntington Bancshares, Inc.		57,221	1,358,999
KeyCorp		102,253	3,367,191
M&T Bank Corp.		20,006	2,181,654
Marshall & Ilsley Corp.		52,446	2,257,276
National City Corp.		138,202	4,639,441
North Fork Bancorp, Inc., New York		119,277	3,263,419
PNC Financial Services Group, Inc.		73,278	4,530,779
Regions Financial Corp.		114,825	3,922,422
SunTrust Banks, Inc.		90,622	6,593,657
Synovus Financial Corp.		78,312	2,115,207
U.S. Bancorp, Delaware		455,452	13,613,460

See accompanying notes which are an integral part of the financial statements.
	11		Annual Report
11

11

VIP Index 500 Portfolio
Investments - continued

	Shares	Value (Note 1)
Wachovia Corp.	389,535	$ 20,590,820
Wells Fargo & Co.	419,318	26,345,750
Zions Bancorp	26,185	1,978,539
		159,727,239
Consumer Finance – 1.4%
American Express Co.	311,355	16,022,328
Capital One Financial Corp.	75,103	6,488,899
MBNA Corp.	393,394	10,680,647
SLM Corp.	104,642	5,764,728
		38,956,602
Diversified Financial Services – 3.8%
CIT Group, Inc.	50,094	2,593,867
Citigroup, Inc.	1,268,547	61,562,586
JPMorgan Chase & Co.	877,396	34,823,847
Moody’s Corp.	62,220	3,821,552
Principal Financial Group, Inc.	70,248	3,331,863
		106,133,715
Insurance – 4.9%
ACE Ltd.	80,824	4,319,235
AFLAC, Inc.	125,468	5,824,225
Allstate Corp.	162,648	8,794,377
AMBAC Financial Group, Inc.	26,376	2,032,535
American International Group, Inc.	650,853	44,407,700
Aon Corp.	80,244	2,884,772
Cincinnati Financial Corp.	43,809	1,957,386
Genworth Financial, Inc. Class A (non vtg.)	94,440	3,265,735
Hartford Financial Services Group, Inc.	75,320	6,469,235
Jefferson Pilot Corp.	33,609	1,913,360
Lincoln National Corp.	43,440	2,303,623
Loews Corp.	34,001	3,224,995
Marsh & McLennan Companies, Inc.	136,584	4,337,908
MBIA, Inc.	33,616	2,022,339
MetLife, Inc.	189,888	9,304,512
Progressive Corp.	49,461	5,776,056
Prudential Financial, Inc.	126,630	9,268,050
SAFECO Corp.	30,977	1,750,201
The Chubb Corp.	50,128	4,894,999
The St. Paul Travelers Companies, Inc.	173,633	7,756,186
Torchmark Corp.	26,022	1,446,823
UnumProvident Corp.	74,729	1,700,085
XL Capital Ltd. Class A	43,723	2,946,056
		138,600,393
Real Estate 0.7%
Apartment Investment & Management Co. Class A	23,998	908,804
Archstone Smith Trust	53,157	2,226,747
Equity Office Properties Trust	101,848	3,089,050
Equity Residential (SBI)	72,258	2,826,733
Plum Creek Timber Co., Inc.	46,151	1,663,744
ProLogis Trust	61,057	2,852,583
Public Storage, Inc.	20,732	1,403,971

See accompanying notes which are an integral part of the financial statements.
VIP Index 500 Portfolio	12

Common Stocks continued
		Shares	Value (Note 1)

FINANCIALS – continued
Real Estate continued
Simon Property Group, Inc.		46,753	$3,582,682
Vornado Realty Trust		29,603	2,470,962
			21,025,276
Thrifts & Mortgage Finance – 1.6%
Countrywide Financial Corp.		149,744	5,119,747
Fannie Mae		242,703	11,846,333
Freddie Mac		173,269	11,323,129
Golden West Financial Corp., Delaware		63,902	4,217,532
MGIC Investment Corp.		22,751	1,497,471
Sovereign Bancorp, Inc.		89,558	1,936,244
Washington Mutual, Inc.		247,419	10,762,727
			46,703,183

TOTAL FINANCIALS			601,247,589

HEALTH CARE 13.3%
Biotechnology – 1.5%
Amgen, Inc. (a)		309,508	24,407,801
Applera Corp. – Applied Biosystems Group		47,120	1,251,507
Biogen Idec, Inc. (a)		85,108	3,857,946
Chiron Corp. (a)		27,426	1,219,360
Genzyme Corp. (a)		64,751	4,583,076
Gilead Sciences, Inc. (a)		114,824	6,043,187
MedImmune, Inc. (a)		61,699	2,160,699
			43,523,576
Health Care Equipment & Supplies 2.2%
Bausch & Lomb, Inc.		13,483	915,496
Baxter International, Inc.		156,374	5,887,481
Becton, Dickinson & Co.		63,200	3,797,056
Biomet, Inc.		62,456	2,284,016
Boston Scientific Corp. (a)		147,951	3,623,320
C.R. Bard, Inc.		26,296	1,733,432
Fisher Scientific International, Inc. (a)		30,749	1,902,133
Guidant Corp.		83,199	5,387,135
Hospira, Inc. (a)		40,334	1,725,489
Medtronic, Inc.		303,308	17,461,442
Millipore Corp. (a)		13,057	862,284
PerkinElmer, Inc.		32,798	772,721
St. Jude Medical, Inc. (a)		91,921	4,614,434
Stryker Corp.		73,117	3,248,588
Thermo Electron Corp. (a)		40,665	1,225,236
Waters Corp. (a)		27,751	1,048,988
Zimmer Holdings, Inc. (a)		62,129	4,189,980
			60,679,231
Health Care Providers & Services 3.2%
Aetna, Inc.		71,718	6,763,725
AmerisourceBergen Corp.		52,288	2,164,723
Cardinal Health, Inc.		107,379	7,382,306

See accompanying notes which are an integral part of the financial statements.
	13		Annual Report
13

VIP Index 500 Portfolio
Investments - continued

	Shares	Value (Note 1)
Caremark Rx, Inc. (a)	112,780	$ 5,840,876
CIGNA Corp.	31,540	3,523,018
Coventry Health Care, Inc. (a)	40,736	2,320,323
Express Scripts, Inc. (a)	36,518	3,060,208
HCA, Inc.	106,298	5,368,049
Health Management Associates, Inc. Class A	61,983	1,361,147
Humana, Inc. (a)	40,820	2,217,751
IMS Health, Inc.	58,098	1,447,802
Laboratory Corp. of America Holdings (a)	33,330	1,794,821
Manor Care, Inc.	19,838	788,957
McKesson Corp.	77,149	3,980,117
Medco Health Solutions, Inc. (a)	77,120	4,303,296
Patterson Companies, Inc. (a)	34,673	1,158,078
Quest Diagnostics, Inc.	41,552	2,139,097
Tenet Healthcare Corp. (a)	117,704	901,613
UnitedHealth Group, Inc.	341,956	21,249,146
WellPoint, Inc. (a)	165,489	13,204,367
		90,969,420
Pharmaceuticals 6.4%
Abbott Laboratories	388,973	15,337,205
Allergan, Inc.	33,001	3,562,788
Bristol Myers Squibb Co.	490,601	11,274,011
Eli Lilly & Co.	285,011	16,128,772
Forest Laboratories, Inc. (a)	84,702	3,445,677
Johnson & Johnson	745,968	44,832,677
King Pharmaceuticals, Inc. (a)	60,630	1,025,860
Merck & Co., Inc.	548,301	17,441,455
Mylan Laboratories, Inc.	54,815	1,094,107
Pfizer, Inc.	1,848,389	43,104,431
Schering Plough Corp.	370,584	7,726,676
Watson Pharmaceuticals, Inc. (a)	25,430	826,729
Wyeth	336,574	15,505,964
		181,306,352

TOTAL HEALTH CARE		376,478,579

INDUSTRIALS – 11.3%
Aerospace & Defense – 2.2%
General Dynamics Corp.	50,477	5,756,902
Goodrich Corp.	30,821	1,266,743
Honeywell International, Inc.	211,323	7,871,782
L 3 Communications Holdings, Inc.	30,124	2,239,719
Lockheed Martin Corp.	89,660	5,705,066
Northrop Grumman Corp.	89,093	5,355,380
Raytheon Co.	112,016	4,497,442
Rockwell Collins, Inc.	43,320	2,013,080
The Boeing Co.	202,423	14,218,192
United Technologies Corp.	255,429	14,281,035
		63,205,341
Air Freight & Logistics – 1.0%
FedEx Corp.	75,987	7,856,296

See accompanying notes which are an integral part of the financial statements.
VIP Index 500 Portfolio	14

Common Stocks continued
		Shares	Value (Note 1)

INDUSTRIALS – continued
Air Freight & Logistics – continued
Ryder System, Inc.		16,092	$660,094
United Parcel Service, Inc. Class B		276,717	20,795,283
			29,311,673
Airlines – 0.1%
Southwest Airlines Co.		174,924	2,874,001
Building Products – 0.2%
American Standard Companies, Inc.		45,842	1,831,388
Masco Corp.		106,269	3,208,261
			5,039,649
Commercial Services & Supplies 0.7%
Allied Waste Industries, Inc. (a)(d)		54,730	478,340
Avery Dennison Corp.		27,699	1,530,924
Cendant Corp.		256,864	4,430,904
Cintas Corp.		34,536	1,422,192
Equifax, Inc.		32,565	1,238,121
Monster Worldwide, Inc. (a)		30,868	1,260,032
Pitney Bowes, Inc.		57,200	2,416,700
R.R. Donnelley & Sons Co.		54,488	1,864,034
Robert Half International, Inc.		42,704	1,618,055
Waste Management, Inc.		138,374	4,199,651
			20,458,953
Construction & Engineering – 0.1%
Fluor Corp.		21,772	1,682,105
Electrical Equipment 0.5%
American Power Conversion Corp.		43,098	948,156
Cooper Industries Ltd. Class A		22,975	1,677,175
Emerson Electric Co.		103,012	7,694,996
Rockwell Automation, Inc.		44,919	2,657,408
			12,977,735
Industrial Conglomerates 4.4%
3M Co.		190,554	14,767,935
General Electric Co.		2,649,483	92,864,379
Textron, Inc.		33,192	2,555,120
Tyco International Ltd.		504,777	14,567,864
			124,755,298
Machinery – 1.4%
Caterpillar, Inc.		170,563	9,853,425
Cummins, Inc.		11,741	1,053,520
Danaher Corp.		59,488	3,318,241
Deere & Co.		60,480	4,119,293
Dover Corp.		50,819	2,057,661
Eaton Corp.		37,111	2,489,777
Illinois Tool Works, Inc.		51,346	4,517,935
Ingersoll Rand Co. Ltd. Class A		82,957	3,348,974
ITT Industries, Inc.		23,154	2,380,694
Navistar International Corp. (a)		15,470	442,751
PACCAR, Inc.		42,450	2,938,814

See accompanying notes which are an integral part of the financial statements.
	15		Annual Report
15

15

VIP Index 500 Portfolio
Investments - continued

	Shares	Value (Note 1)
Pall Corp.	31,239	$ 839,080
Parker Hannifin Corp.	30,032	1,980,911
		39,341,076
Road & Rail 0.7%
Burlington Northern Santa Fe Corp.	93,637	6,631,372
CSX Corp.	54,473	2,765,594
Norfolk Southern Corp.	101,910	4,568,625
Union Pacific Corp.	66,434	5,348,601
		19,314,192
Trading Companies & Distributors – 0.0%
W.W. Grainger, Inc.	19,062	1,355,308

TOTAL INDUSTRIALS		320,315,331

INFORMATION TECHNOLOGY 15.1%
Communications Equipment – 2.7%
ADC Telecommunications, Inc. (a)	29,213	652,618
Andrew Corp. (a)	40,735	437,087
Avaya, Inc. (a)	105,007	1,120,425
CIENA Corp. (a)	144,925	430,427
Cisco Systems, Inc. (a)	1,540,253	26,369,131
Comverse Technology, Inc. (a)	50,653	1,346,863
Corning, Inc. (a)	382,135	7,512,774
JDS Uniphase Corp. (a)	414,344	977,852
Lucent Technologies, Inc. (a)(d)	1,114,553	2,964,711
Motorola, Inc.	624,571	14,109,059
QUALCOMM, Inc.	412,283	17,761,152
Scientific Atlanta, Inc.	38,506	1,658,453
Tellabs, Inc. (a)	112,450	1,225,705
		76,566,257
Computers & Peripherals 3.7%
Apple Computer, Inc. (a)	211,325	15,192,154
Dell, Inc. (a)	590,149	17,698,569
EMC Corp. (a)	599,470	8,164,781
Gateway, Inc. (a)	66,432	166,744
Hewlett Packard Co.	718,401	20,567,821
International Business Machines Corp.	396,066	32,556,625
Lexmark International, Inc. Class A (a)	29,099	1,304,508
NCR Corp. (a)	46,038	1,562,530
Network Appliance, Inc. (a)	93,306	2,519,262
QLogic Corp. (a)	20,177	655,954
Sun Microsystems, Inc. (a)	856,129	3,587,181
		103,976,129
Electronic Equipment & Instruments – 0.3%
Agilent Technologies, Inc. (a)	103,084	3,431,666
Jabil Circuit, Inc. (a)	43,627	1,618,125
Molex, Inc.	35,995	934,070
Sanmina SCI Corp. (a)	131,800	561,468
Solectron Corp. (a)	229,087	838,458
Symbol Technologies, Inc.	62,931	806,775
Tektronix, Inc.	20,910	589,871
		8,780,433

See accompanying notes which are an integral part of the financial statements.
VIP Index 500 Portfolio	16

Common Stocks continued
		Shares	Value (Note 1)

INFORMATION TECHNOLOGY – continued
Internet Software & Services 0.5%
Yahoo!, Inc. (a)		316,618	$ 12,405,093
IT Services 1.0%
Affiliated Computer Services, Inc.
Class A (a)		31,164	1,844,286
Automatic Data Processing, Inc.		144,583	6,634,914
Computer Sciences Corp. (a)		46,391	2,349,240
Convergys Corp. (a)		35,102	556,367
Electronic Data Systems Corp.		130,777	3,143,879
First Data Corp.		191,588	8,240,200
Fiserv, Inc. (a)		46,262	2,001,757
Paychex, Inc.		83,628	3,187,899
Sabre Holdings Corp. Class A		32,906	793,364
Unisys Corp. (a)		85,574	498,896
			29,250,802
Office Electronics – 0.1%
Xerox Corp. (a)		240,822	3,528,042
Semiconductors & Semiconductor Equipment – 3.2%
Advanced Micro Devices, Inc. (a)		101,321	3,100,423
Altera Corp. (a)(d)		90,888	1,684,155
Analog Devices, Inc.		91,984	3,299,466
Applied Materials, Inc.		406,842	7,298,745
Applied Micro Circuits Corp. (a)		74,913	192,526
Broadcom Corp. Class A (a)		72,517	3,419,177
Freescale Semiconductor, Inc. Class B (a)		102,907	2,590,169
Intel Corp.		1,511,781	37,734,054
KLA Tencor Corp.		49,501	2,441,884
Linear Technology Corp.		76,421	2,756,505
LSI Logic Corp. (a)		98,219	785,752
Maxim Integrated Products, Inc.		82,200	2,978,928
Micron Technology, Inc. (a)		154,962	2,062,544
National Semiconductor Corp.		86,176	2,238,852
Novellus Systems, Inc. (a)(d)		33,445	806,693
NVIDIA Corp. (a)		42,923	1,569,265
PMC Sierra, Inc. (a)		45,948	354,259
Teradyne, Inc. (a)		49,373	719,365
Texas Instruments, Inc.		405,729	13,011,729
Xilinx, Inc.		87,392	2,203,152
			91,247,643
Software 3.6%
Adobe Systems, Inc.		150,756	5,571,942
Autodesk, Inc. (a)		57,873	2,485,645
BMC Software, Inc. (a)		54,237	1,111,316
Citrix Systems, Inc. (a)		44,220	1,272,652
Computer Associates International, Inc.		115,063	3,243,626
Compuware Corp. (a)		97,153	871,462
Electronic Arts, Inc. (a)		75,371	3,942,657
Intuit, Inc. (a)		44,369	2,364,868
Mercury Interactive Corp. (a)(d)		21,716	603,488
Microsoft Corp.		2,295,485	60,026,933
Novell, Inc. (a)		95,785	845,782

See accompanying notes which are an integral part of the financial statements.
	17		Annual Report
17

17

VIP Index 500 Portfolio
Investments - continued

	Shares	Value (Note 1)
Oracle Corp. (a)	943,034	$ 11,514,445
Parametric Technology Corp. (a)	68,283	416,526
Siebel Systems, Inc.	132,671	1,403,659
Symantec Corp. (a)	271,182	4,745,685
		100,420,686

TOTAL INFORMATION TECHNOLOGY		426,175,085

MATERIALS 3.0%
Chemicals 1.6%
Air Products & Chemicals, Inc.	55,642	3,293,450
Ashland, Inc.	17,996	1,041,968
Dow Chemical Co.	242,006	10,604,703
E.I. du Pont de Nemours & Co.	230,534	9,797,695
Eastman Chemical Co.	20,432	1,054,087
Ecolab, Inc.	46,223	1,676,508
Engelhard Corp.	30,067	906,520
Hercules, Inc. (a)	28,275	319,508
International Flavors & Fragrances, Inc.	20,263	678,811
Monsanto Co.	67,323	5,219,552
PPG Industries, Inc.	41,882	2,424,968
Praxair, Inc.	80,818	4,280,121
Rohm & Haas Co.	36,113	1,748,591
Sigma Aldrich Corp.	16,857	1,066,880
		44,113,362
Construction Materials – 0.1%
Vulcan Materials Co.	25,535	1,729,996
Containers & Packaging – 0.2%
Ball Corp.	26,089	1,036,255
Bemis Co., Inc.	26,404	735,879
Pactiv Corp. (a)	35,929	790,438
Sealed Air Corp. (a)	20,410	1,146,430
Temple Inland, Inc.	28,143	1,262,214
		4,971,216
Metals & Mining – 0.8%
Alcoa, Inc.	218,207	6,452,381
Allegheny Technologies, Inc.	21,325	769,406
Freeport McMoRan Copper & Gold, Inc. Class B	46,150	2,482,870
Newmont Mining Corp.	112,032	5,982,509
Nucor Corp.	39,022	2,603,548
Phelps Dodge Corp.	25,464	3,663,506
United States Steel Corp.	28,431	1,366,678
		23,320,898
Paper & Forest Products 0.3%
International Paper Co.	122,993	4,133,795
Louisiana Pacific Corp.	26,523	728,587
MeadWestvaco Corp.	45,502	1,275,421
Weyerhaeuser Co.	60,992	4,046,209
		10,184,012

TOTAL MATERIALS		84,319,484

See accompanying notes which are an integral part of the financial statements.
VIP Index 500 Portfolio	18

Common Stocks continued
	Shares	Value (Note 1)

TELECOMMUNICATION SERVICES 3.0%
Diversified Telecommunication Services – 2.2%
AT&T, Inc.	979,535	$ 23,988,812
BellSouth Corp.	458,530	12,426,163
CenturyTel, Inc.	32,847	1,089,207
Citizens Communications Co.	83,725	1,023,957
Qwest Communications International, Inc. (a)	387,109	2,187,166
Verizon Communications, Inc.	693,322	20,882,859
		61,598,164
Wireless Telecommunication Services – 0.8%
ALLTEL Corp.	96,016	6,058,610
Sprint Nextel Corp.	740,837	17,305,952
		23,364,562

TOTAL TELECOMMUNICATION SERVICES		84,962,726

UTILITIES 3.4%
Electric Utilities – 1.6%
Allegheny Energy, Inc. (a)	40,836	1,292,459
American Electric Power Co., Inc.	98,717	3,661,414
Cinergy Corp.	50,009	2,123,382
Edison International	81,698	3,562,850
Entergy Corp.	52,027	3,571,654
Exelon Corp.	167,308	8,890,747
FirstEnergy Corp.	82,707	4,051,816
FPL Group, Inc.	99,011	4,114,897
Pinnacle West Capital Corp.	24,824	1,026,472
PPL Corp.	95,320	2,802,408
Progress Energy, Inc.	63,105	2,771,572
Southern Co.	185,931	6,420,197
		44,289,868
Gas Utilities 0.0%
Nicor, Inc.	11,077	435,437
Peoples Energy Corp.	9,564	335,409
		770,846
Independent Power Producers & Energy Traders 0.7%
AES Corp. (a)	163,785	2,592,717
Constellation Energy Group, Inc.	44,754	2,577,830
Duke Energy Corp.	232,589	6,384,568
Dynegy, Inc. Class A (a)	75,546	365,643
TXU Corp.	121,070	6,076,503
		17,997,261
Multi-Utilities – 1.1%
Ameren Corp.	51,222	2,624,615
CenterPoint Energy, Inc.	77,760	999,216
CMS Energy Corp. (a)	55,189	800,792
Consolidated Edison, Inc.	61,424	2,845,774
Dominion Resources, Inc.	87,080	6,722,576
DTE Energy Co.	44,590	1,925,842

See accompanying notes which are an integral part of the financial statements.

19 Annual Report

19

19

VIP Index 500 Portfolio
Investments - continued

		Shares	Value (Note 1)
KeySpan Corp.		43,721	$1,560,402
NiSource, Inc.		68,360	1,425,990
PG&E Corp.		86,034	3,193,582
Public Service Enterprise Group, Inc.		62,862	4,084,144
Sempra Energy		64,465	2,890,611
TECO Energy, Inc.		52,181	896,470
Xcel Energy, Inc.		101,025	1,864,922
			31,834,936

TOTAL UTILITIES			94,892,911

TOTAL COMMON STOCKS
(Cost $1,732,467,486)		2,827,488,714
U.S. Treasury Obligations 0.1%
		Principal
		Amount
U.S. Treasury Bills, yield at date of purchase 3.93% 3/23/06 (e)
(Cost $2,973,418)		$ 3,000,000	2,974,026
Money Market Funds 0.4%
		Shares
Fidelity Securities Lending Cash Central Fund, 4.35% (b)(c)
(Cost $12,714,996)		12,714,996	12,714,996
TOTAL INVESTMENT PORTFOLIO 100.6%
(Cost $1,748,155,900)		2,843,177,736

NET OTHER ASSETS (0.6)%		(18,178,027)
NET ASSETS 100%		$ 2,824,999,709

Futures Contracts
		Underlying	Unrealized
	Expiration	Face Amount	Appreciation/
	Date	at Value	(Depreciation)
Purchased
Equity Index Contracts
46 S&P 500 E Mini Index Contracts	March 2006	$ 2,886,040	$(25,852)
TOTAL EQUITY INDEX CONTRACTS		$ 2,886,040	$(25,852)

The face value of futures purchased as a percentage of net assets - 0.1%

Legend
(a) Non-income producing
(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request.
(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $2,974,026.
(f) A portion of the security is subject to a forward commitment to sell.

See accompanying notes which are an integral part of the financial statements.

VIP Index 500 Portfolio 20

Affiliated Central Funds

Information regarding income received by the fund from the affiliated Central funds during the period is as follows:

Fund	Income received
Fidelity Cash Central Fund	$ 546,955
Fidelity Securities Lending Cash Central Fund	159,958
Total	$ 706,913

Income Tax Information

At December 31, 2005, the fund had a capital loss carryforward of approximately $153,711,966 of which $119,767,806 and $33,944,160 will expire on December 31, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

21 Annual Report

21

VIP Index 500 Portfolio

Financial Statements

Statement of Assets and Liabilities
	December 31, 2005

Assets
Investment in securities, at value (including securities loaned of $11,859,741) — See accompanying schedule:
Unaffiliated issuers (cost $1,735,440,904)	$2,830,462,740
Affiliated Central Funds (cost $12,714,996)	12,714,996
Total Investments (cost $1,748,155,900)		$2,843,177,736
Commitment to sell securities on a when-issued basis	(752,440)
Receivable for securities sold on a when-issued basis	740,604	(11,836)
Receivable for investments sold		5,153,491
Receivable for fund shares sold		572,073
Dividends receivable		3,720,731
Interest receivable		27,184
Other affiliated receivables		10,074
Other receivables		14,127
Total assets		2,852,663,580

Liabilities
Payable to custodian bank	$ 4,696,046
Payable for investments purchased	7,399,732
Payable for fund shares redeemed	2,504,789
Accrued management fee	239,224
Distribution fees payable	34,710
Payable for daily variation on futures contracts	39,903
Other affiliated payables	34,471
Collateral on securities loaned, at value	12,714,996
Total liabilities		27,663,871

Net Assets		$ 2,824,999,709
Net Assets consist of:
Paid in capital		$1,839,378,592
Undistributed net investment income		48,409,064
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(157,772,093)
Net unrealized appreciation (depreciation) on investments		1,094,984,146
Net Assets		$ 2,824,999,709

Statement of Assets and Liabilities continued
	December 31, 2005

Initial Class:
Net Asset Value, offering price and redemption price per share ($2,641,526,504 ÷ 18,618,233 shares)		$141.88
Service Class:
Net Asset Value, offering price and redemption price per share ($27,178,307 ÷ 192,101 shares)		$141.48
Service Class 2:
Net Asset Value, offering price and redemption price per share ($156,294,898 ÷ 1,110,996 shares)		$140.68
See accompanying notes which are an integral part of the financial statements.
VIP Index 500 Portfolio	22

Statement of Operations
	Year ended December 31, 2005

Investment Income
Dividends		$51,705,591
Interest		79,799
Income from affiliated Central Funds (including $159,958 from security lending)		706,913
Total income		52,492,303

Expenses
Management fee	$3,476,728
Transfer agent fees	314,841
Distribution fees	349,518
Accounting and security lending fees	120,267
Independent trustees’ compensation	9,798
Appreciation in deferred trustee compensation account	2,685
Custodian fees and expenses	10,899
Audit	9,692
Legal	219
Miscellaneous	64,227
Total expenses before reductions	4,358,874
Expense reductions	(327,730)	4,031,144

Net investment income (loss)		48,461,159
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	35,998,551
Foreign currency transactions	(18)
Futures contracts	1,677,631
Total net realized gain (loss)		37,676,164
Change in net unrealized appreciation (depreciation) on:
Investment securities	44,727,819
Futures contracts	(229,943)
When-issued commitments	(11,836)
Total change in net unrealized appreciation (depreciation)		44,486,040
Net gain (loss)		82,162,204
Net increase (decrease) in net assets resulting from operations		$130,623,363

Statement of Changes in Net Assets
	Year ended	Year ended
	December 31,	December 31,
	2005	2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$48,461,159	$49,877,022
Net realized gain (loss)	37,676,164	49,126,244
Change in net unrealized appreciation (depreciation)	44,486,040	190,069,405
Net increase (decrease) in net assets resulting from operations	130,623,363	289,072,671
Distributions to shareholders from net investment income	(49,776,021)	(40,638,037)
Share transactions - net increase (decrease)	(163,340,650)	(452,730,560)
Total increase (decrease) in net assets	(82,493,308)	(204,295,926)

Net Assets
Beginning of period	2,907,493,017	3,111,788,943
End of period (including undistributed net investment income of $48,409,064 and undistributed net investment income
of $49,696,311, respectively)	$2,824,999,709	$2,907,493,017

See accompanying notes which are an integral part of the financial statements.

23 Annual Report

Financial Highlights Initial Class

Years ended December 31,	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 137.76	$ 126.13	$ 99.92	$ 130.08	$ 149.53
Income from Investment Operations
Net investment income (loss)C	2.36	2.18D	1.63	1.51	1.48
Net realized and unrealized gain (loss)	4.15	11.10	26.18	(30.18)	(19.34)
Total from investment operations	6.51	13.28	27.81	(28.67)	(17.86)
Distributions from net investment income	(2.39)	(1.65)	(1.60)	(1.49)	(1.59)
Net asset value, end of period	$ 141.88	$ 137.76	$ 126.13	$ 99.92	$ 130.08
Total ReturnA,B	4.82%	10.62%	28.41%	(22.25)%	(12.09)%
Ratios to Average Net AssetsE
Expenses before reductions	14%	.35%	.34%	.33%	.35%
Expenses net of fee waivers, if any	13%	.28%	.28%	.28%	.28%
Expenses net of all reductions	13%	.28%	.28%	.28%	.28%
Net investment income (loss)	1.73%	1.71%	1.50%	1.34%	1.09%
Supplemental Data
Net assets, end of period (000 omitted)	$2,641,527	$2,778,226	$3,031,540	$2,497,252	$3,475,357
Portfolio turnover rate	7%	5%	6%	7%	9%

A Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.
B Total returns would have been lower had certain expenses not been reduced during the periods shown.
C Calculated based on average shares outstanding during the period.
D Investment income per share reflects a special dividend which amounted to $.36 per share.
E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrange ments or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights Service Class

Years ended December 31,	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 137.41	$ 125.86	$ 99.74	$ 129.94	$ 149.46
Income from Investment Operations
Net investment income (loss)C	2.22	2.05D	1.54	1.34	1.24
Net realized and unrealized gain (loss)	4.14	11.07	26.11	(30.07)	(19.23)
Total from investment operations	6.36	13.12	27.65	(28.73)	(17.99)
Distributions from net investment income	(2.29)	(1.57)	(1.53)	(1.47)	(1.53)
Net asset value, end of period	$ 141.48	$ 137.41	$ 125.86	$ 99.74	$ 129.94
Total ReturnA,B	4.71%	10.51%	28.27%	(22.32)%	(12.18)%
Ratios to Average Net AssetsE
Expenses before reductions	24%	.47%	.46%	.47%	.56%
Expenses net of fee waivers, if any	23%	.38%	.38%	.38%	.38%
Expenses net of all reductions	23%	.38%	.38%	.38%	.38%
Net investment income (loss)	1.63%	1.61%	1.40%	1.24%	.99%
Supplemental Data
Net assets, end of period (000 omitted)	$ 27,178	$ 23,216	$ 15,404	$ 7,494	$ 3,278
Portfolio turnover rate	7%	5%	6%	7%	9%

A Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.
B Total returns would have been lower had certain expenses not been reduced during the periods shown.
C Calculated based on average shares outstanding during the period.
D Investment income per share reflects a special dividend which amounted to $.36 per share.
E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrange ments or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.
VIP Index 500 Portfolio	24

Financial Highlights Service Class 2

Years ended December 31,	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 136.71	$ 125.31	$ 99.29	$ 129.43	$ 149.18
Income from Investment Operations
Net investment income (loss)C	2.01	1.85D	1.37	1.19	1.09
Net realized and unrealized gain (loss)	4.11	11.01	26.03	(30.00)	(19.23)
Total from investment operations	6.12	12.86	27.40	(28.81)	(18.14)
Distributions from net investment income	(2.15)	(1.46)	(1.38)	(1.33)	(1.61)
Net asset value, end of period	$ 140.68	$ 136.71	$ 125.31	$ 99.29	$ 129.43
Total ReturnA,B	4.55%	10.34%	28.09%	(22.45)%	(12.31)%
Ratios to Average Net AssetsE
Expenses before reductions	39%	.61%	.60%	.60%	.61%
Expenses net of fee waivers, if any	38%	.53%	.53%	.53%	.53%
Expenses net of all reductions	38%	.53%	.53%	.53%	.53%
Net investment income (loss)	1.48%	1.46%	1.25%	1.09%	.84%
Supplemental Data
Net assets, end of period (000 omitted)	$ 156,295	$ 106,051	$ 64,844	$ 31,035	$ 19,338
Portfolio turnover rate	7%	5%	6%	7%	9%

A Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.
B Total returns would have been lower had certain expenses not been reduced during the periods shown.
C Calculated based on average shares outstanding during the period.
D Investment income per share reflects a special dividend which amounted to $.36 per share.
E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrange ments or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

25 Annual Report

Notes to Financial Statements For the period ended December 31, 2005

1. Significant Accounting Policies.

VIP Index 500 Portfolio (the fund) is a fund of Variable Insurance Products Fund II, (the trust) (referred to in this report as VIP Index 500 Portfolio) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as a Massachusetts business trust. Shares of the fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The fund offers the following classes of shares: Initial Class shares, Service Class shares and Service Class 2 shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund may invest in affiliated money market central funds (Money Market Central Funds) which are open end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open end mutual funds are valued at their closing net asset value each business day. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the fund’s utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign denominated securities. Losses from these transac tions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Pur chases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex dividend date, except for certain dividends from foreign securities where the ex dividend date may have passed, which are recorded as soon as the fund is informed of the ex dividend date. Non cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in a cross section of other Fidelity funds, and are marked to market. Deferred amounts remain in the fund until distributed in accor dance with the Plan.

VIP Index 500 Portfolio

26

1. Significant Accounting Policies continued

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distrib uting all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to futures transactions, capital loss carryforwards and losses deferred due to wash sales.
The tax basis components of distributable earnings and the federal tax cost as of period end were as follows:
Unrealized appreciation	$1,284,351,596
Unrealized depreciation	(193,429,962)
Net unrealized appreciation (depreciation)	1,090,921,634
Undistributed ordinary income	48,445,922
Capital loss carryforward	(153,711,966)

Cost for federal income tax purposes	$1,752,256,102

The tax character of distributions paid was as follows:
	December 31, 2005	December 31, 2004
Ordinary Income	$49,776,021	$40,638,037

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (in cluding accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When Issued Securities. The fund may purchase or sell securities on a delayed delivery or when issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked to market daily and equivalent deliverable securities are held for the transaction. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase a fund’s exposure to the underlying instrument, while selling futures tends to decrease a fund’s exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption “Futures Contracts.” This amount reflects each contract’s exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts’ terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short term securities and U.S. government securities, aggregated $186,663,986 and $317,546,390, respectively.

27 Annual Report

Notes to Financial Statements continued
4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly manage ment fee. From January 1, 2005 through February 28, 2005, the management fee was based on an annual rate of .24% of the fund’s average net assets. Effective March 1, 2005, an amendment to the management contract was approved by the Board of Trustees lowering the management fee from .24% to .10% of the fund’s average net assets. Under the amended contract FMR pays all other fund level expenses, except the compensation of the indepen dent Trustees and certain other expenses such as interest expense.

In addition, effective March 1, 2005, a new expense contract with FMR was approved by the Board of Trustees in which FMR pays all class level ex penses except distribution and service fees.

Sub Adviser. Geode Capital Management, LLC (Geode), serves as sub adviser for the fund. Geode provides discretionary investment advisory services to the fund and is paid by FMR for providing these services.

Distribution and Service Plan. In accordance with Rule 12b 1 of the 1940 Act, the fund has adopted separate 12b 1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class’ average net assets and .25% of Service Class 2’s average net assets.

For the period, each class paid FDC the following amounts, all of which were re allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$24,516
Service Class 2	325,002
$349,518

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund’s transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset based fee with respect to each class. FIIOC pays a portion of the expenses related to the typesetting, printing and mailing of shareholder reports, except proxy statements. Effective March 1, 2005, under the new expense contract, the classes no longer pay a transfer agent fee. From January 1, 2005 through February 28, 2005, each class paid a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of their month end net assets. The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$297,716
Service Class	3,204
Service Class 2	13,921
$314,841

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund’s accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. Effective March 1, 2005, FMR pays these fees.

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

The Money Market Central Funds do not pay a management fee. 5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

VIP Index 500 Portfolio

28

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund’s Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities.

7. Expense Reductions.

For the period January 1, 2005 through February 28, 2005, FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:
	Expense	Reimbursement
	Limitations	from adviser
Initial Class	28%	$308,669
Service Class	38%	3,314
Service Class 2	53%	14,601
		$326,584

Effective March 1, 2005 the voluntary expense limitations were eliminated in conjunction with the new expense contract. Under the new contract, total expenses for each class are contractually limited to .10% of average net assets plus the distribution and service fees applicable to each class, excluding the compensation of the independent Trustees and certain other expenses such as interest expense.

In addition, through arrangements with the fund’s custodian, credits realized as a result of uninvested cash balances were used to reduce the fund’s expenses. During the period, these credits reduced the fund’s custody expenses by $1,146.

8. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 34% of the total outstanding shares of the fund.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:
Years ended December 31,	2005	2004
From net investment income
Initial Class	$ 47,629,866	$39,642,996
Service Class	396,447	202,925
Service Class 2	1,749,708	792,116
Total	$ 49,776,021	$40,638,037

29 Annual Report

Notes to Financial Statements continued

10. Share Transactions.

Transactions for each class of shares were as follows:
	Shares		Dollars
Years ended December 31,	2005	2004	2005	2004
Initial Class
Shares sold	1,147,551	1,899,337	$156,365,229	$242,942,892
Reinvestment of distributions	353,180	308,386	47,629,866	39,642,996
Shares redeemed	(3,050,219)	(6,074,596)	(415,532,468)	(774,302,513)
Net increase (decrease)	(1,549,488)	(3,866,873)	$(211,537,373)	$(491,716,625)
Service Class
Shares sold	41,683	63,065	$5,655,385	$7,949,025
Reinvestment of distributions	2,945	1,581	396,447	202,925
Shares redeemed	(21,485)	(18,076)	(2,921,334)	(2,314,988)
Net increase (decrease)	23,143	46,570	$3,130,498	$5,836,962
Service Class 2
Shares sold	540,862	511,841	$72,886,987	$65,071,581
Reinvestment of distributions	13,056	6,195	1,749,708	792,116
Shares redeemed	(218,660)	(259,750)	(29,570,470)	(32,714,594)
Net increase (decrease)	335,258	258,286	$45,066,225	$33,149,103

VIP Index 500 Portfolio

30

Report of Independent Registered Public Accounting Firm

To the Trustees of Variable Insurance Products Fund II and Shareholders of VIP Index 500 Portfolio:

We have audited the accompanying statement of assets and liabilities of VIP Index 500 Portfolio (the Fund), a fund of Variable Insurance Products Fund II, including the schedule of investments as of December 31, 2005, and the related statement of operations for the year then ended, the state ment of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of VIP Index 500 Portfolio as of December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP DELOITTE & TOUCHE LLP Boston, Massachusetts February 17, 2006

31 Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund’s activities, review contractual arrangements with companies that provide services to the fund, and review the fund’s performance. Except for William O. McCoy and Albert R. Gamper, Jr., each of the Trustees oversees 326 funds advised by FMR or an affiliate. Mr. McCoy oversees 328 funds advised by FMR or an affiliate. Mr. Gamper oversees 235 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapac itated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the trustees. To request a free copy call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation Edward C. Johnson 3d (75)

Year of Election or Appointment: 1988

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Man agement & Research (Far East) Inc.; Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001 present) and a Director (2000 present) of FMR Co., Inc.

Stephen P. Jonas (52)

Year of Election or Appointment: 2005

Mr. Jonas is Senior Vice President of VIP 500 Index (2005 present). He also serves as Senior Vice President of other Fidelity funds (2005 present). Mr. Jonas is Executive Director of FMR (2005 present). Previously, Mr. Jonas served as President of Fidelity Enter prise Operations and Risk Services (2004 2005), Chief Administrative Officer (2002 2004), and Chief Financial Officer of FMR Co. (1998 2000). Mr. Jonas has been with Fidelity Investments since 1987 and has held various financial and management posi tions including Chief Financial Officer of FMR. In addition, he serves on the Boards of Boston Ballet (2003 present) and Simmons College (2003 present).

Robert L. Reynolds (53)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003 present) and Chief Operating Officer (2002 present) of FMR Corp. He also serves on the Board at Fidelity Investments Canada, Ltd. (2000 present). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996 2000).

* Trustees have been determined to be “Interested Trustees” by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

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32

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation Dennis J. Dirks (57)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999 2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999 2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999 2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001 2003) and Chief Executive Officer and Board member of the Mortgage Backed Securities Clearing Corporation (2001 2003). Mr. Dirks also serves as a Trustee of Manhattan College (2005 present).

Albert R. Gamper, Jr. (63)

Year of Election or Appointment: 2006

Mr. Gamper also serves as a Trustee (2006 present) or Member of the Advisory Board (2005 present) of other investment compa nies advised by FMR. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, includ ing Chairman (1987 1989; 1999 2001; 2002 2004), Chief Executive Officer (1987 2004), and President (1989 2002). He cur rently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001 present), Chairman of the Board of Governors, Rutgers University (2004 present), and Chairman of the Board of Saint Barnabas Health Care System.

Robert M. Gates (62)

Year of Election or Appointment: 1997

Dr. Gates is Chairman of the Independent Trustees (2006 present). Dr. Gates is President of Texas A&M University (2002 present). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001 present), and Brinker International (restaurant management, 2003 present). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999 2001). Dr. Gates also is a Trustee of the Forum for International Policy.

George H. Heilmeier (69)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corpo ration (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004 present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE) (2000 present). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992 2002), Compaq (1994 2002), Automatic Data Processing, Inc. (ADP) (technology based business outsourcing, 1995 2002), INET Technologies Inc. (telecommunications network surveillance, 2001 2004), and Teletech Holdings (customer management ser vices). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid display.

Marie L. Knowles (59)

Year of Election or Appointment: 2001

Prior to Ms. Knowles’ retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Rich field Company (ARCO) (diversified energy, 1996 2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002 present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

33 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Ned C. Lautenbach (61)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Pre viously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004 present) and Eaton Corpora tion (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005 present), as well as a member of the Council on Foreign Relations.

William O. McCoy (72)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunica tions) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Cor poration (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chan cellor (1999 2000) and a member of the Board of Visitors for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16 school system).

Cornelia M. Small (61)

Year of Election or Appointment: 2005

Ms. Small is a member (2000 present) and Chairperson (2002 present) of the Investment Committee, and a member (2002 present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999 2000), Director of Global Equity Investments (1996 1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990 1997) and Scudder Kemper Investments (1997 1998). In addition, Ms. Small served as Co Chair (2000 2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (66)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman of the Board (2000 present) and a Member of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management posi tions, including President (1993 2000; 2002 2003), CEO (1995 2000; 2002 2004), and Chairman of the Executive Committee (2000 2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002 present), and Metalmark Capi tal (private equity investment firm, 2005 present). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (66)

Year of Election or Appointment: 2005

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993 2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003 present), Bausch & Lomb, Inc., and Revlon Inc. (2004 present).

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation Peter S. Lynch (61)

Year of Election or Appointment: 2003

Member of the Advisory Board of Variable Insurance Products Fund II. Vice Chairman and a Director of FMR, and Vice Chairman (2001 present) and a Director (2000 present) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990 2003). In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

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34

Name, Age; Principal Occupation Dwight D. Churchill (52)

Year of Election or Appointment: 2005

Vice President of VIP Index 500. Mr. Churchill also serves as Vice President of certain Equity Funds (2005 present) and certain High Income Funds (2005 present). Previously, he served as Head of Fidelity’s Fixed Income Division (2000 2005), Vice President of Fidelity’s Money Market Funds (2000 2005), Vice President of Fidelity’s Bond Funds, and Senior Vice President of FIMM (2000) and FMR. Mr. Churchill joined Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed Income Investments.

Eric D. Roiter (57)

Year of Election or Appointment: 1998

Secretary of VIP Index 500. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001 present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001 present), Fidelity Management & Research (Far East) Inc. (2001 present), and Fidelity Investments Money Management, Inc. (2001 present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003 present). Previously, Mr. Roiter served as Vice President and Secretary of FDC (1998 2005).

Stuart Fross (46)

Year of Election or Appointment: 2003

Assistant Secretary of VIP Index 500. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003 present), Vice Presi dent and Secretary of FDC (2005 present), and is an employee of FMR.

Christine Reynolds (47)

Year of Election or Appointment: 2004

President, Treasurer, and Anti Money Laundering (AML) officer of VIP Index 500. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980 2002), where she was most recently an audit partner with PwC’s investment management practice.

Paul M. Murphy (58)

Year of Election or Appointment: 2005

Chief Financial Officer of VIP Index 500. Mr. Murphy also serves as Chief Financial Officer of other Fidelity funds (2005 present). He also serves as Senior Vice President of Fidelity Pricing and Cash Management Services Group (FPCMS).

Kenneth A. Rathgeber (58)

Year of Election or Appointment: 2004

Chief Compliance Officer of VIP Index 500. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004) and Executive Vice President of Risk Oversight for Fidelity Investments (2002). Previously, he served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998 2002).

John R. Hebble (47)

Year of Election or Appointment: 2003

Deputy Treasurer of VIP Index 500. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002 2003) and Assistant Treasurer of the Scudder Funds (1998 2003).

Bryan A. Mehrmann (44)

Year of Election or Appointment: 2005

Deputy Treasurer of VIP Index 500. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005 present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998 2004).

Kimberley H. Monasterio (42)

Year of Election or Appointment: 2004

Deputy Treasurer of VIP Index 500. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000 2004) and Chief Finan cial Officer (2002 2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000 2004).

35 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Kenneth B. Robins (36)

Year of Election or Appointment: 2005

Deputy Treasurer of VIP Index 500. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2004 present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG’s department of professional practice (2002 2004) and a Senior Manager (1999 2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000 2002).

Robert G. Byrnes (39)

Year of Election or Appointment: 2005

Assistant Treasurer of VIP Index 500. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003 2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000 2003).

John H. Costello (59)

Year of Election or Appointment: 1992

Assistant Treasurer of VIP Index 500. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.

Peter L. Lydecker (51)

Year of Election or Appointment: 2004

Assistant Treasurer of VIP Index 500. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

Mark Osterheld (50)

Year of Election or Appointment: 2002

Assistant Treasurer of VIP Index 500. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

Gary W. Ryan (47)

Year of Election or Appointment: 2005

Assistant Treasurer of VIP Index 500. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999 2005).

Salvatore Schiavone (40)

Year of Election or Appointment: 2005

Assistant Treasurer of VIP Index 500. Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Before joining Fidelity Investments, Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003 2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996 2003).

VIP Index 500 Portfolio

36

Distributions

A percentage of the dividends distributed during the fiscal year for the following classes qualifies for the dividends received deduction for corporate shareholders:

Initial Class	100%
Service Class	100%
Service Class 2	100%

The fund will notify shareholders in January 2006 of amounts for use in preparing 2005 income tax returns.

37 Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

VIP Index 500 Portfolio

Each year, typically in July, the Board of Trustees, including the independent Trustees (together, the Board), votes on the renewal of the management contract and sub advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and indepen dent Trustees’ counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund’s Advisory Contracts, including the services and support provided to the fund and its shareholders by Fidelity. At the time of the renewal, the Board had 11 standing committees, each composed of independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Equity Contract Committee, meets periodically during the first six months of each year and as necessary to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its July 2005 meeting, the Board of Trustees, including the independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (1) the nature, extent, and quality of the services to be provided to the fund and its shareholders by Fidelity (including the investment performance of the fund); (2) the competitiveness of the manage ment fee and total expenses of the fund; (3) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (4) the extent to which economies of scale would be realized as the fund grows; and (5) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In determining whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and independent Trustees’ counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity’s fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund’s shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided by Fidelity. The Board considered staffing within the investment adviser, FMR, and the sub advisers (together, the Investment Advisers), including the backgrounds of the fund’s portfolio managers and the fund’s investment objective and discipline. The independent Trustees also had discussions with senior management of Fidelity’s investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Fidelity Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Invest ment Advisers’ investment staff, their use of technology, and the Investment Advisers’ approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the Investment Advisers’ supervision of third party service providers, principally custodians and subcustodians. The Board reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers. The Board also considered the resources devoted to, and the record of com pliance with, the fund’s compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24 hour access to account information and market informa tion through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. The Board noted that, since the last Advisory Contract renewals in July 2004, Fidelity has taken a number of actions that benefited particular funds, including (i) voluntarily deciding in 2004 to stop using “soft” commission dollars to pay for market data and, instead, to pay for that data out of its own resources, (ii) contractually agreeing to impose management fee reductions and expense limitations on its five Spartan stock index funds and its stock index fund available through variable insurance products, (iii) contractually agreeing to eliminate the management fees on the Fidelity Freedom Funds and the Fidelity Advisor Freedom Funds, (iv) contractually agreeing to reduce the management fees on most of its investment grade taxable bond funds, and (v) contractually agreeing to impose expense limitations on its retail and Spartan investment grade taxable bond funds.

VIP Index 500 Portfolio

38

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund’s absolute investment performance for each class, as well as the fund’s relative investment perfor mance for each class measured against (i) a broad based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one , three , and five year periods ended December 31, 2004, as applicable, the returns of Service Class 2 and Initial Class of the fund, the returns of a broad based securities market index (“benchmark”), and a range of returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Service Class 2 and Initial Class represent the performance of classes with the highest and lowest 12b 1 fees, respectively (not necessarily with the highest and lowest total expenses). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the Lipper peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of the class indicated.

The Board reviewed the fund’s relative investment performance against its Lipper peer group and stated that the performance of the Initial Class of the fund was in the first quartile for the one , three and five year periods. The Board also stated that the relative investment performance of the fund was lower than its benchmark over time, but considered that, unlike the benchmark, the fund has fees and transaction costs. The Board considered that the variations in performance among the fund’s classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided by Fidelity will benefit the fund’s shareholders, particularly in light of the Board’s view that the fund’s shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund’s management fee and total expenses compared to “mapped groups” of competitive funds and classes. Fidelity creates “mapped groups” by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board’s management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12 month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the “Total Mapped Group” and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund’s standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. “TMG %” represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund’s. For example, a TMG % of 21% means that 79% of the funds in the Total Mapped Group had higher management fees than the fund. The “Asset Size Peer Group” (ASPG) comparison focuses on a fund’s standing relative to non Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds

39 Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile (“quadrant”) in which the fund’s management fee ranked, is also included in the chart and considered by the Board.

The Board noted that the fund’s management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2004.

Furthermore, the Board considered that on February 17, 2005, after the periods shown in the chart above, it had approved an amendment (effective March 1, 2005) to the fund’s management contract that reduced the fund’s management fee from 24 basis points to 10 basis points.

Based on its review, the Board concluded that the fund’s management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class’s total expenses, the Board considered the fund’s management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund paid 12b 1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each of Initial Class and Service Class ranked below its competitive median for 2004, and the total expenses of Service Class 2 ranked above its competitive median for 2004. The Board noted that the fund offers multiple classes, each of which has a different 12b 1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b 1 fees.

Furthermore, the Board considered that on February 17, 2005, it had approved changes (effective March 1, 2005) in the contractual arrangements for the fund that (i) have the effect of setting the total “fund level” expenses (including, among other expenses, the management fee) at 10 basis points, and (ii) limit the total expenses of the fund’s existing classes of shareholders to 10 basis points for Initial Class, 20 basis points for Service Class, and 35 basis points for Service Class 2. The new contractual expense limits may not be increased without the approval of the Board and the shareholders of the relevant class. The Board considered that, if the new contractual expense limits had been in effect in 2004, the total expenses of Service Class 2 would have ranked below the median.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses for each class of the fund were reasonable, although in one case above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the busi ness of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity’s profits in respect of all the Fidelity funds.

VIP Index 500 Portfolio

40

On an annual basis, FMR presents to the Board Fidelity’s profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year’s methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board’s assessment of the results of Fidelity’s profitability analysis. PwC’s engagement includes the review and assessment of Fidelity’s methodologies used in determining the revenues and expenses attributable to Fidelity’s mutual fund business, and completion of agreed upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After consider ing PwC’s reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity’s profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity’s non fund businesses and any fall out benefits related to the mutual fund business as well as cases where Fidelity’s affiliates may benefit from or be related to the fund’s business. In addition, a special committee of the Board reviewed services provided to Fidelity by its affiliates and determined that the fees that Fidelity paid for such services were reasonable.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and deter mined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information regarding (i) equity fund transfer agency fees; (ii) Fidelity’s fund profitability methodology and the impact of various changes in the methodology over time; (iii) benefits to shareholders from economies of scale; (iv) composition and characteristics of various fund and industry data used in comparisons; and (v) compensation of portfolio managers and research analysts.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the exist ing advisory fee structures are fair and reasonable, and that the fund’s existing Advisory Contracts should be renewed.

41 Annual Report

VIP Index 500 Portfolio

42

Investment Adviser
Fidelity Management & Research Company
Boston, MA
Investment Sub Advisers
FMR Co., Inc.
Geode Capital Management, LLC
General Distributor
Fidelity Distributors Corporation
Boston, MA
Transfer and Service Agents
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA
Fidelity Service Company, Inc.
Boston, MA
Custodian
Mellon Bank, N.A.
Pittsburgh, PA

VIPIDX ANN 0206 1.540028.108

Fidelity® Variable Insurance Products

VIP Contrafund® Portfolio VIP Equity-Income Portfolio VIP Growth Portfolio VIP Growth & Income Portfolio VIP Growth Opportunities Portfolio VIP Index 500 Portfolio VIP Mid Cap Portfolio VIP Overseas Portfolio

Annual Report December 31, 2005

Contents

Shareholder Expense Example	4		An example of shareholder expenses

VIP Contrafund	8		Performance
	9		Management’s Discussion
	10		Investment Changes
	11		Investments
	26		Financial Statements

VIP Equity Income	31		Performance
	32		Management’s Discussion
	33		Investment Changes
	34		Investments
	45		Financial Statements

VIP Growth	50		Performance
	51		Management’s Discussion
	52		Investment Changes
	53		Investments
	62		Financial Statements

VIP Growth & Income	67		Performance
	68		Management’s Discussion
	69		Investment Changes
	70		Investments
	78		Financial Statements

VIP Growth Opportunities	82		Performance
	83		Management’s Discussion
	84		Investment Changes
	85		Investments
	92		Financial Statements

VIP Index 500	96		Performance
	97		Management’s Discussion
	98		Investment Changes
	99		Investments
	114		Financial Statements

VIP Mid Cap	118		Performance
	119		Management’s Discussion
	120		Investment Changes
	121		Investments
	147		Financial Statements

VIP Overseas	152		Performance
	153		Management’s Discussion
	154		Investment Changes
	156		Investments
	163		Financial Statements

Annual Report		2

Notes to Financial Statements	169	Notes to the Financial Statements
Report of Independent Registered	182
Public Accounting Firm
Trustees and Officers	189
Distributions	195
Board Approval of Investment	197
Advisory Contracts and
Management Fees

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the
Securities and Exchange Commission’s (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies, Inc. and have been licensed for use by Fidelity Distributors
Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Infor
mation regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio hold-
ings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity’s web site at http://www.advisor.fidelity.com.
NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE
Neither the funds nor Fidelity Distributors Corporation is a bank.

3 Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including manage ment fees, distribution and/or service (12b 1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2005 to December 31, 2005) for Initial Class, Service Class, Service Class 2, Initial Class R, Service Class R and Service Class 2R and for the entire period (July 21, 2005 to December 31, 2005) for Investor Class and Investor Class R. The hypothetical expense Example is based on an investment of $1,000 invested for the one half year period (July 1, 2005 to December 31, 2005).

Actual Expenses

The first line of the table below for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. The esti mate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Ending
	Beginning	Account Value	Expenses Paid
	Account Value	December 31, 2005	During Period
VIP Contrafund
Initial Class
Actual	$ 1,000.00	$ 1,128.80	$ 3.54B
HypotheticalA	$ 1,000.00	$ 1,021.88	$ 3.36C
Service Class
Actual	$ 1,000.00	$ 1,128.40	$ 4.08B
HypotheticalA	$ 1,000.00	$ 1,021.37	$ 3.87C
Service Class 2
Actual	$ 1,000.00	$ 1,127.50	$ 4.88B
HypotheticalA	$ 1,000.00	$ 1,020.62	$ 4.63C
Service Class 2R
Actual	$ 1,000.00	$ 1,127.40	$ 4.88B
HypotheticalA	$ 1,000.00	$ 1,020.62	$ 4.63C
Investor Class
Actual	$ 1,000.00	$ 1,093.90	$ 3.90B
HypotheticalA	$ 1,000.00	$ 1,021.02	$ 4.23C

Annual Report

4

Ending
	Beginning	Account Value	Expenses Paid
	Account Value	December 31, 2005	During Period
VIP Equity Income
Initial Class
Actual	$ 1,000.00	$ 1,072.40	$ 2.93B
HypotheticalA	$ 1,000.00	$ 1,022.38	$ 2.85C
Service Class
Actual	$ 1,000.00	$ 1,071.80	$ 3.45B
HypotheticalA	$ 1,000.00	$ 1,021.88	$ 3.36C
Service Class 2
Actual	$ 1,000.00	$ 1,070.60	$ 4.23B
HypotheticalA	$ 1,000.00	$ 1,021.12	$ 4.13C
Service Class 2R
Actual	$ 1,000.00	$ 1,070.90	$ 4.23B
HypotheticalA	$ 1,000.00	$ 1,021.12	$ 4.13C
Investor Class
Actual	$ 1,000.00	$ 1,041.70	$ 3.39B
HypotheticalA	$ 1,000.00	$ 1,021.48	$ 3.77C
VIP Growth
Initial Class
Actual	$ 1,000.00	$ 1,080.10	$ 3.46B
HypotheticalA	$ 1,000.00	$ 1,021.88	$ 3.36C
Service Class
Actual	$ 1,000.00	$ 1,079.40	$ 3.98B
HypotheticalA	$ 1,000.00	$ 1,021.37	$ 3.87C
Service Class 2
Actual	$ 1,000.00	$ 1,078.70	$ 4.77B
HypotheticalA	$ 1,000.00	$ 1,020.62	$ 4.63C
Service Class 2R
Actual	$ 1,000.00	$ 1,078.70	$ 4.77B
HypotheticalA	$ 1,000.00	$ 1,020.62	$ 4.63C
Investor Class
Actual	$ 1,000.00	$ 1,032.80	$ 3.79B
HypotheticalA	$ 1,000.00	$ 1,021.02	$ 4.23C
VIP Growth & Income
Initial Class
Actual	$ 1,000.00	$ 1,118.30	$ 3.15B
HypotheticalA	$ 1,000.00	$ 1,022.23	$ 3.01C
Service Class
Actual	$ 1,000.00	$ 1,118.20	$ 3.68B
HypotheticalA	$ 1,000.00	$ 1,021.73	$ 3.52C
Service Class 2
Actual	$ 1,000.00	$ 1,116.80	$ 4.48B
HypotheticalA	$ 1,000.00	$ 1,020.97	$ 4.28C
Investor Class
Actual	$ 1,000.00	$ 1,080.60	$ 3.65B
HypotheticalA	$ 1,000.00	$ 1,021.27	$ 3.97C
VIP Growth Opportunities
Initial Class
Actual	$ 1,000.00	$ 1,098.90	$ 3.65B
HypotheticalA	$ 1,000.00	$ 1,021.73	$ 3.52C
Service Class
Actual	$ 1,000.00	$ 1,098.90	$ 4.18B
HypotheticalA	$ 1,000.00	$ 1,021.22	$ 4.02C
Service Class 2
Actual	$ 1,000.00	$ 1,098.20	$ 5.08B
HypotheticalA	$ 1,000.00	$ 1,020.37	$ 4.89C
Investor Class
Actual	$ 1,000.00	$ 1,069.80	$ 4.05B
HypotheticalA	$ 1,000.00	$ 1,020.82	$ 4.43C

55 Annual Report

Shareholder Expense Example continued

Ending
	Beginning	Account Value	Expenses Paid
	Account Value	December 31, 2005	During Period
VIP Index 500
Initial Class
Actual	$ 1,000.00	$ 1,057.20	$ .52B
HypotheticalA	$ 1,000.00	$ 1,024.70	$ .51C
Service Class
Actual	$ 1,000.00	$ 1,056.70	$ 1.04B
HypotheticalA	$ 1,000.00	$ 1,024.20	$ 1.02C
Service Class 2
Actual	$ 1,000.00	$ 1,055.90	$ 1.81B
HypotheticalA	$ 1,000.00	$ 1,023.44	$ 1.79C
VIP Mid Cap
Initial Class
Actual	$ 1,000.00	$ 1,148.10	$ 3.74B
HypotheticalA	$ 1,000.00	$ 1,021.73	$ 3.52C
Service Class
Actual	$ 1,000.00	$ 1,147.80	$ 4.28B
HypotheticalA	$ 1,000.00	$ 1,021.22	$ 4.02C
Service Class 2
Actual	$ 1,000.00	$ 1,146.90	$ 5.09B
HypotheticalA	$ 1,000.00	$ 1,020.47	$ 4.79C
Investor Class
Actual	$ 1,000.00	$ 1,102.80	$ 4.06B
HypotheticalA	$ 1,000.00	$ 1,020.87	$ 4.38C
VIP Overseas
Initial Class
Actual	$ 1,000.00	$ 1,210.30	$ 4.96B
HypotheticalA	$ 1,000.00	$ 1,020.72	$ 4.53C
Service Class
Actual	$ 1,000.00	$ 1,210.60	$ 5.52B
HypotheticalA	$ 1,000.00	$ 1,020.21	$ 5.04C
Service Class 2
Actual	$ 1,000.00	$ 1,208.90	$ 6.35B
HypotheticalA	$ 1,000.00	$ 1,019.46	$ 5.80C
Initial Class R
Actual	$ 1,000.00	$ 1,210.70	$ 4.96B
HypotheticalA	$ 1,000.00	$ 1,020.72	$ 4.53C
Service Class R
Actual	$ 1,000.00	$ 1,210.20	$ 5.52B
HypotheticalA	$ 1,000.00	$ 1,020.21	$ 5.04C
Service Class 2R
Actual	$ 1,000.00	$ 1,209.50	$ 6.35B
HypotheticalA	$ 1,000.00	$ 1,019.46	$ 5.80C
Investor Class R
Actual	$ 1,000.00	$ 1,163.90	$ 5.20B
HypotheticalA	$ 1,000.00	$ 1,019.81	$ 5.45C

A 5% return per year before expenses
B Actual expenses are equal to each Class’ annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one half year period) for Initial Class, Service Class, Service Class 2, Initial Class R, Service
Class R and Service Class 2R and multiplied by 164/365 (to reflect the period July 21, 2005 to December 31, 2005) for Investor Class and Inves
tor Class R.
C Hypothetical expenses are equal to each Class’ annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report 6

Annualized
Expense Ratio
VIP Contrafund
Initial Class	66%
Service Class	76%
Service Class 2	91%
Service Class 2R	91%
Investor Class	83%
VIP Equity Income
Initial Class	56%
Service Class	66%
Service Class 2	81%
Service Class 2R	81%
Investor Class	74%
VIP Growth
Initial Class	66%
Service Class	76%
Service Class 2	91%
Service Class 2R	91%
Investor Class	83%
VIP Growth & Income
Initial Class	59%
Service Class	69%
Service Class 2	84%
Investor Class	78%
VIP Growth Opportunities
Initial Class	69%
Service Class	79%
Service Class 2	96%
Investor Class	87%
VIP Index 500
Initial Class	10%
Service Class	20%
Service Class 2	35%
VIP Mid Cap
Initial Class	69%
Service Class	79%
Service Class 2	94%
Investor Class	86%
VIP Overseas
Initial Class	89%
Service Class	99%
Service Class 2	1.14%
Initial Class R	89%
Service Class R	99%
Service Class 2R	1.14%
Investor Class R	1.07%

77 Annual Report

VIP Contrafund Portfolio Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of a class’ dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company’s sepa rate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns
Periods ended December 31, 2005	Past 1	Past 5	Past 10
	year	years	years
VIP Contrafund - Initial Class	16.94%	6.64%	12.09%
VIP Contrafund - Service ClassA	16.85%	6.55%	12.01%
VIP Contrafund - Service Class 2B	16.65%	6.38%	11.91%
VIP Contrafund - Investor ClassC	16.82%	6.62%	12.08%

A The initial offering of Service Class shares took place on November 3, 1997. Performance for Service Class shares reflects an asset based service fee (12b 1 fee), and re turns prior to November 3, 1997 are those of Initial Class and do not include the effects of Service Class’ 12b 1 fee. Had Service Class shares’ 12b 1 fee been reflected, returns prior to November 3, 1997 would have been lower.
B The initial offering of Service Class 2 shares took place on January 12, 2000. Performance for Service Class 2 shares reflects an asset based service fee (12b 1 fee). Returns from November 3, 1997 through January 12, 2000 are those of Service Class which reflect a different 12b 1 fee. Service Class 2 returns prior to November 3, 1997 are those of
Initial Class, and do not include the effects of a 12b 1 fee. Had Service Class 2’s 12b 1 fee been reflected, returns prior to January 12, 2000 would have been lower.
C The initial offering of Investor Class shares took place on July 21, 2005. Returns prior to July 21, 2005 are those of Initial Class. If Investor Class’s transfer agent fee had been reflected, returns prior to July 21, 2005 would have been lower.

$10,000 Over 10 Years

Let’s say hypothetically that $10,000 was invested in VIP Contrafund Portfolio Initial Class on December 31, 1995. The chart shows how the value of your investment would have changed, and also shows how the Standard & Poor’s 500SM Index performed over the same period.

VIP Contrafund Portfolio 8

VIP Contrafund Portfolio Management’s Discussion of Fund Performance

Comments from William Danoff, Portfolio Manager of VIP Contrafund Portfolio

U.S. equity benchmarks generally had positive results for the 12 months ending December 31, 2005, the third consecutive year that stocks finished in the black. Energy and utilities were the two best performing sectors, contributing greatly to the 4.91% gain of the Standard & Poor’s 500SM Index. Elsewhere, the NASDAQ Composite® Index returned 2.13%, while the Dow Jones Industrial AverageSM rose 1.72% . The U.S. economy did not decelerate as much as many had predicted, despite eight short term interest rate hikes, record high energy prices and the devastation caused by Hurricane Katrina. Meanwhile, corporate America notched its 14th consecutive quarter of double digit earnings gains through the third quarter of the year, an unprecedented streak in market history. From a style perspective, large cap stocks ended the six year reign of small caps by a narrow margin, but mid caps finished well ahead of both categories. The gap between growth and value stocks also was relatively narrow, with value gaining a slight edge.

For the year ending December 31, 2005, VIP Contrafund’s return was comfortably ahead of both the S&P 500® index and the LipperSM Variable Annuity Growth Funds Average, which returned 7.67% . (For specific portfolio performance results, please refer to the performance section of this report.) A continued emphasis on fast growing companies in expanding areas of the global economy, such as the Internet, wireless communications, health care and the emerging markets, helped drive overall performance, as did our commitment to the booming energy sector. The fund’s performance accelerated in the second half of 2005, aided by its bias toward growth oriented stocks, as well as by its overweighting versus the index in the materials sector, which rallied sharply during the past six months. Among the fund’s biggest contributors were Internet search firm Google, Canadian natural gas explorer EnCana, biotechnology leader Genentech, semiconductor provider Marvell Technology and Latin American telecommunication services operator American Movil. Detractors included such stocks as Avon Products, the direct seller of personal products for women, and dental equipment distributor Patterson Companies, both of which saw their share prices fall due to slower earnings growth. Weak results in some insurance industry holdings also hampered results, as did underweighting index component energy stocks such as Exxon Mobil.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as invest ment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

99 Annual Report

VIP Contrafund Portfolio
Investment Changes

Top Ten Stocks as of December 31, 2005
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Google, Inc. Class A (sub. vtg.)	3.4	2.0
Genentech, Inc.	2.9	2.8
EnCana Corp.	2.6	2.9
Berkshire Hathaway, Inc. Class A	2.2	2.4
Marvell Technology Group Ltd.	1.9	1.4
Yahoo!, Inc.	1.6	1.8
Apple Computer, Inc.	1.5	0.6
Procter & Gamble Co.	1.5	0.2
Samsung Electronics Co. Ltd.	1.4	1.2
America Movil SA de CV Series L
sponsored ADR	1.4	1.1
	20.4
Top Five Market Sectors as of December 31, 2005
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Information Technology	17.9	14.0
Financials	16.7	14.2
Health Care	14.3	14.3
Energy	11.9	13.8
Industrials	8.0	8.6

VIP Contrafund Portfolio 10

VIP Contrafund Portfolio
Investments December 31, 2005
Showing Percentage of Net Assets

Common Stocks 91.6%
	Shares	Value (Note 1)

CONSUMER DISCRETIONARY 6.2%
Auto Components – 0.1%
Bridgestone Corp.	264,000	$ 5,496,968
Johnson Controls, Inc.	20,000	1,458,200
		6,955,168
Automobiles – 0.6%
Honda Motor Co. Ltd.	135,000	7,821,900
Toyota Motor Corp. (d)	1,877,500	98,212,031
		106,033,931
Distributors 0.1%
Li & Fung Ltd.	4,040,000	7,789,622
Diversified Consumer Services 0.1%
Education Management Corp. (a)	219,500	7,355,445
Laureate Education, Inc. (a)	223,791	11,751,265
		19,106,710
Hotels, Restaurants & Leisure 2.1%
Ambassadors Group, Inc.	1,000,000	22,890,000
Aristocrat Leisure Ltd.	3,228,804	29,179,787
Boyd Gaming Corp.	138,900	6,619,974
Cosi, Inc. (a)	174,000	1,444,200
Domino’s Pizza, Inc.	327,700	7,930,340
Four Seasons Hotels, Inc. (ltd. vtg.) (d)	175,500	8,731,599
Gaylord Entertainment Co. (a)	52,827	2,302,729
Hilton Group PLC	1,090,498	6,824,156
Kerzner International Ltd. (a)	172,700	11,873,125
Las Vegas Sands Corp.	551,200	21,755,864
Life Time Fitness, Inc. (a)	223,582	8,516,238
Panera Bread Co. Class A (a)	921,036	60,493,644
Ruth’s Chris Steak House, Inc.	132,295	2,394,540
Shuffle Master, Inc. (a)(d)	256,772	6,455,248
Starbucks Corp. (a)	1,515,200	45,471,152
Station Casinos, Inc.	962,000	65,223,600
Texas Roadhouse, Inc. Class A (a)	364,812	5,672,827
The Cheesecake Factory, Inc. (a)	258,136	9,651,705
William Hill PLC	1,906,742	17,578,064
Wynn Resorts Ltd. (a)(d)	304,446	16,698,863
		357,707,655
Household Durables 0.1%
Garmin Ltd. (d)	102,500	6,800,875
Matsushita Electric Industrial Co. Ltd.	526,000	10,193,881
Technical Olympic USA, Inc.	86,200	1,817,958
		18,812,714
Internet & Catalog Retail 0.2%
Blue Nile, Inc. (a)(d)	216,000	8,706,960
Coldwater Creek, Inc. (a)	229,800	7,015,794
Expedia, Inc. (a)	562,100	13,467,916
NutriSystem, Inc. (a)	78,650	2,832,973
VistaPrint Ltd.	299,800	6,821,649
		38,845,292
Media 0.8%
Getty Images, Inc. (a)	263,700	23,540,499
See accompanying notes which are an integral part of the financial statements.
11		Annual Report

11

VIP Contrafund Portfolio
Investments - continued

	Shares	Value (Note 1)
Harte Hanks, Inc.	187,500	$ 4,948,125
Interactive Data Corp.	252,400	5,732,004
McGraw Hill Companies, Inc.	342,200	17,667,786
Pearson PLC	441,100	5,220,708
Pixar (a)	534,106	28,158,068
Reuters Group PLC	1,273,700	9,439,738
Sirius Satellite Radio, Inc. (a)(d)	4,299,400	28,805,980
The Weinstein Co. Holdings, LLC Class A 1 (g)	11,499	11,499,000
XM Satellite Radio Holdings, Inc.
Class A (a)	134,758	3,676,198
		138,688,106
Multiline Retail – 0.4%
Marks & Spencer Group PLC	2,942,153	25,578,571
Target Corp.	797,400	43,833,078
		69,411,649
Specialty Retail 1.2%
Abercrombie & Fitch Co. Class A	82,400	5,370,832
Bed Bath & Beyond, Inc. (a)	80,277	2,902,014
Best Buy Co., Inc.	163,450	7,106,806
Chico’s FAS, Inc. (a)	657,400	28,879,582
Circuit City Stores, Inc.	450,700	10,181,313
Esprit Holdings Ltd.	329,500	2,341,536
Hennes & Mauritz AB (H&M) (B Shares)	175,325	5,958,556
Inditex SA	50,792	1,656,585
Office Depot, Inc. (a)	1,262,500	39,642,500
Staples, Inc.	1,432,800	32,538,888
The Children’s Place Retail Stores, Inc. (a)	37,000	1,828,540
TJX Companies, Inc.	888,100	20,630,563
Too, Inc. (a)	66,000	1,861,860
Urban Outfitters, Inc. (a)	1,430,360	36,202,412
Volcom, Inc.	113,400	3,856,734
Wet Seal, Inc. Class A (a)(d)	1,141,500	5,068,260
Zumiez, Inc.	71,578	3,093,601
		209,120,582
Textiles, Apparel & Luxury Goods 0.5%
Asics Corp. (d)	506,000	5,373,072
Burberry Group PLC	963,711	7,129,882
Coach, Inc. (a)	1,407,448	46,924,316
Deckers Outdoor Corp. (a)	44,100	1,218,042
Delta Woodside Industries, Inc. (a)	22,175	11,309
Geox Spa	219,882	2,415,912
Polo Ralph Lauren Corp. Class A	230,100	12,917,814
Puma AG	5,400	1,575,823
		77,566,170

TOTAL CONSUMER DISCRETIONARY		1,050,037,599

CONSUMER STAPLES 5.3%
Beverages 1.0%
Diageo PLC sponsored ADR	717,800	41,847,740
Hansen Natural Corp. (a)	22,696	1,788,672

See accompanying notes which are an integral part of the financial statements.
VIP Contrafund Portfolio	12

Common Stocks continued
		Shares	Value (Note 1)

CONSUMER STAPLES – continued
Beverages – continued
PepsiCo, Inc.		1,720,610	$ 101,653,639
The Coca Cola Co.		641,000	25,838,710
			171,128,761
Food & Staples Retailing – 1.0%
Sysco Corp.		400,700	12,441,735
Tesco PLC		2,688,890	15,345,329
Wal Mart de Mexico SA de CV Series V		1,930,998	10,716,971
Walgreen Co.		1,017,690	45,042,959
Whole Foods Market, Inc.		993,914	76,919,004
			160,465,998
Food Products – 0.8%
Goodman Fielder Ltd.		2,202,500	3,376,696
Groupe Danone		103,740	10,838,212
Hershey Co.		546,100	30,172,025
Kellogg Co.		357,500	15,451,150
Nestle SA (Reg.)		93,417	27,939,788
Sara Lee Corp.		354,500	6,700,050
TreeHouse Foods, Inc. (a)		278,100	5,206,032
Wm. Wrigley Jr. Co.		611,300	40,645,337
			140,329,290
Household Products – 1.7%
Colgate Palmolive Co.		703,700	38,597,945
Procter & Gamble Co.		4,300,509	248,913,461
			287,511,406
Personal Products 0.8%
Avon Products, Inc.		4,143,356	118,292,814
Herbalife Ltd.		435,000	14,146,200
			132,439,014

TOTAL CONSUMER STAPLES			891,874,469

ENERGY 11.9%
Energy Equipment & Services – 1.7%
ENSCO International, Inc.		265,500	11,774,925
Halliburton Co.		857,600	53,136,896
Hydril Co. (a)		21,800	1,364,680
Noble Corp.		26,400	1,862,256
Schlumberger Ltd. (NY Shares)		1,849,000	179,630,350
Smith International, Inc.		1,165,450	43,249,850
			291,018,957
Oil, Gas & Consumable Fuels 10.2%
Apache Corp.		273,980	18,773,110
BG Group PLC sponsored ADR		235,100	11,677,417
Bill Barrett Corp.		389,000	15,019,290
Blackrock Ventures, Inc. (a)		2,597,100	25,690,637
BP PLC sponsored ADR		1,618,932	103,967,813
Burlington Resources, Inc.		696,480	60,036,576
Canadian Natural Resources Ltd.		93,000	4,610,202

See accompanying notes which are an integral part of the financial statements.
	13		Annual Report

13

VIP Contrafund Portfolio
Investments - continued

	Shares	Value (Note 1)
Canadian Oil Sands Trust unit	104,700	$ 11,347,641
China Petroleum & Chemical Corp. sponsored ADR (d)	215,940	10,710,624
CNX Gas Corp. (a)(e)	115,300	2,421,300
CONSOL Energy, Inc.	263,600	17,181,448
Devon Energy Corp.	712,800	44,578,512
EnCana Corp.	9,926,184	448,772,295
Encore Acquisition Co. (a)	189,742	6,079,334
EOG Resources, Inc.	1,445,800	106,078,346
Exxon Mobil Corp.	3,002,400	168,644,808
Highpine Oil & Gas Ltd.	175,900	3,132,020
Imperial Oil Ltd.	96,700	9,599,714
Mariner Energy, Inc. (a)(e)	527,600	9,364,900
Murphy Oil Corp.	2,522,000	136,162,780
Noble Energy, Inc.	255,424	10,293,587
Peabody Energy Corp.	282,100	23,250,682
PetroChina Co. Ltd. sponsored ADR	703,300	57,642,468
Petroleo Brasileiro SA Petrobras sponsored ADR	244,800	17,446,896
Plains Exploration & Production Co. (a)	213,400	8,478,382
Quicksilver Resources, Inc. (a)	540,200	22,693,802
Range Resources Corp.	470,000	12,379,800
Sasol Ltd. sponsored ADR	560,700	19,983,348
Talisman Energy, Inc.	446,990	23,684,645
Total SA sponsored ADR	565,769	71,513,202
Ultra Petroleum Corp. (a)	267,450	14,923,710
Valero Energy Corp.	3,810,280	196,610,448
XTO Energy, Inc.	621,600	27,313,104
		1,720,062,841

TOTAL ENERGY		2,011,081,798

FINANCIALS 16.7%
Capital Markets 1.5%
Charles Schwab Corp.	2,502,600	36,713,142
E*TRADE Financial Corp. (a)	333,970	6,966,614
Goldman Sachs Group, Inc.	658,200	84,058,722
Lazard Ltd. Class A	195,800	6,246,020
Legg Mason, Inc.	169,400	20,275,486
Lehman Brothers Holdings, Inc.	733,500	94,012,695
Nuveen Investments, Inc. Class A	36,400	1,551,368
		249,824,047
Commercial Banks – 2.5%
Allied Irish Banks PLC	1,156,100	24,833,027
Anglo Irish Bank Corp. PLC	1,722,482	26,142,035
Banco Itau Holding Financeira SA sponsored ADR (non vtg.)	398,000	9,559,960
Bank of America Corp.	1,093,500	50,465,025
HDFC Bank Ltd.	317,446	5,000,330
HDFC Bank Ltd. sponsored ADR	117,900	6,001,110
HSBC Holdings PLC sponsored ADR	124,517	10,019,883
M&T Bank Corp.	813,000	88,657,650

See accompanying notes which are an integral part of the financial statements.
VIP Contrafund Portfolio	14

Common Stocks continued
		Shares	Value (Note 1)

FINANCIALS – continued
Commercial Banks – continued
Mitsubishi UFJ Financial Group, Inc.		203	$ 2,779,070
Royal Bank of Scotland Group PLC		996,500	30,107,456
Shinhan Financial Group Co. Ltd.		170,180	6,933,886
Uniao de Bancos Brasileiros SA (Unibanco) GDR		558,600	35,510,202
Wells Fargo & Co.		2,092,800	131,490,624
			427,500,258
Consumer Finance – 1.4%
American Express Co.		2,086,650	107,379,009
SLM Corp.		2,443,500	134,612,415
			241,991,424
Diversified Financial Services – 0.8%
Brookfield Asset Management, Inc.
Class A		186,400	9,397,363
Chicago Mercantile Exchange Holdings, Inc. Class A		24,700	9,077,003
JPMorgan Chase & Co.		700,100	27,786,969
Moody’s Corp.		1,361,500	83,623,330
			129,884,665
Insurance – 8.9%
ACE Ltd.		526,400	28,130,816
Admiral Group PLC		1,736,600	13,602,879
AFLAC, Inc.		922,100	42,803,882
Allstate Corp.		2,443,000	132,093,010
American Equity Investment Life Holding Co.		110,100	1,436,805
American International Group, Inc.		2,502,914	170,773,822
Assurant, Inc.		880,450	38,290,771
Assured Guaranty Ltd.		66,100	1,678,279
Axis Capital Holdings Ltd.		1,247,000	39,006,160
Berkshire Hathaway, Inc. Class A (a)		4,240	375,748,800
Endurance Specialty Holdings Ltd.		111,800	4,008,030
Everest Re Group Ltd.		1,074,080	107,783,928
Fidelity National Financial, Inc.		130,600	4,804,774
Genworth Financial, Inc. Class A (non vtg.)		297,800	10,297,924
HCC Insurance Holdings, Inc.		153,450	4,554,396
Loews Corp.		358,500	34,003,725
Markel Corp. (a)		18,550	5,881,278
Mercury General Corp.		251,400	14,636,508
MetLife, Inc.		1,727,400	84,642,600
MetLife, Inc. unit		909,684	25,061,794
Millea Holdings, Inc.		132	2,272,677
Montpelier Re Holdings Ltd.		452,300	8,548,470
PartnerRe Ltd.		193,900	12,733,413
Progressive Corp.		526,700	61,508,026
Prudential Financial, Inc.		886,800	64,904,892
RenaissanceRe Holdings Ltd.		205,065	9,045,417
RLI Corp.		173,700	8,662,419
StanCorp Financial Group, Inc.		273,800	13,676,310

		Shares	Value (Note 1)
The Chubb Corp.		653,600	$ 63,824,040

See accompanying notes which are an integral part of the financial statements.
	15		Annual Report

15

VIP Contrafund Portfolio
Investments - continued

	Shares	Value (Note 1)

The St. Paul Travelers Companies, Inc.	1,021,500	45,630,405
W.R. Berkley Corp.	992,775	47,275,946
White Mountains Insurance Group Ltd.	53,567	29,919,848
Willis Group Holdings Ltd.	219,900	8,123,106
		1,515,365,150
Real Estate 0.7%
CB Richard Ellis Group, Inc. Class A (a)	767,900	45,190,915
CBL & Associates Properties, Inc.	436,642	17,251,725
Equity Office Properties Trust	10,200	309,366
Equity Residential (SBI)	274,000	10,718,880
General Growth Properties, Inc.	142,400	6,691,376
Global Signal, Inc.	152,900	6,599,164
Mitsui Fudosan Co. Ltd.	496,000	10,075,231
Vornado Realty Trust	289,400	24,156,218
		120,992,875
Thrifts & Mortgage Finance – 0.9%
Golden West Financial Corp., Delaware	2,214,500	146,157,000
Hudson City Bancorp, Inc.	250,000	3,030,000
		149,187,000

TOTAL FINANCIALS		2,834,745,419

HEALTH CARE 14.3%
Biotechnology – 4.3%
Actelion Ltd. (Reg.) (a)	71,198	5,889,819
Amgen, Inc. (a)	371,600	29,304,376
Amylin Pharmaceuticals, Inc. (a)	39,700	1,584,824
Anadys Pharmaceuticals, Inc. (a)	475,900	4,187,920
Arena Pharmaceuticals, Inc. (a)	678,700	9,651,114
Biogen Idec, Inc. (a)	24,500	1,110,585
BioMarin Pharmaceutical, Inc. (a)	66,900	721,182
Celgene Corp. (a)	464,300	30,086,640
Cephalon, Inc. (a)	27,600	1,786,824
Exelixis, Inc. (a)	297,200	2,799,624
Genentech, Inc. (a)	5,304,900	490,703,250
Genmab AS (a)	66,000	1,413,837
Genzyme Corp. (a)	311,000	22,012,580
Gilead Sciences, Inc. (a)	1,153,700	60,719,231
ICOS Corp. (a)	148,800	4,111,344
Idenix Pharmaceuticals, Inc. (a)	416,000	7,117,760
MannKind Corp. (a)(d)	603,741	6,798,124
MannKind Corp. warrants 8/3/10 (a)(g)	86,731	446,294
Medarex, Inc. (a)	681,700	9,441,545
MedImmune, Inc. (a)	263,600	9,231,272
Myogen, Inc. (a)	110,124	3,321,340
Neurocrine Biosciences, Inc. (a)	25,000	1,568,250
Protein Design Labs, Inc. (a)	87,920	2,498,686
Seattle Genetics, Inc. (a)	712,300	3,362,056
Tanox, Inc. (a)	215,523	3,528,112

See accompanying notes which are an integral part of the financial statements.
VIP Contrafund Portfolio	16

Common Stocks continued
		Shares	Value (Note 1)

HEALTH CARE continued
Biotechnology – continued
Techne Corp. (a)		149,979	$ 8,421,321
Theravance, Inc. (a)		115,900	2,610,068
United Therapeutics Corp. (a)		30,600	2,115,072
ViaCell, Inc.		196,800	1,106,016
			727,649,066
Health Care Equipment & Supplies 3.7%
Alcon, Inc.		681,800	88,361,280
Aspect Medical Systems, Inc. (a)		71,400	2,452,590
C.R. Bard, Inc.		461,000	30,389,120
China Medical Technologies, Inc. sponsored ADR (d)		287,600	9,160,060
Conceptus, Inc. (a)		353,013	4,455,024
DENTSPLY International, Inc.		1,219,162	65,456,808
Foxhollow Technologies, Inc. (a)(d)		492,840	14,681,704
Gen Probe, Inc. (a)		578,100	28,205,499
Hospira, Inc. (a)		223,800	9,574,164
IDEXX Laboratories, Inc. (a)		28,270	2,034,875
Intuitive Surgical, Inc. (a)		675,305	79,193,017
IRIS International, Inc. (a)		71,500	1,562,990
Kyphon, Inc. (a)		694,800	28,368,684
LifeCell Corp. (a)		115,700	2,206,399
Medtronic, Inc.		749,340	43,139,504
Mentor Corp.		109,300	5,036,544
NeuroMetrix, Inc. (a)		87,600	2,389,728
NMT Medical, Inc. (a)		166,314	2,661,024
Nobel Biocare Holding AG (Switzerland)		50,349	11,073,715
NuVasive, Inc. (a)		206,437	3,736,510
ResMed, Inc. (a)		244,200	9,355,302
Respironics, Inc. (a)		65,700	2,435,499
Somanetics Corp. (a)		57,500	1,840,000
St. Jude Medical, Inc. (a)		2,835,652	142,349,730
Syneron Medical Ltd. (a)		170,600	5,416,550
Thermo Electron Corp. (a)		865,300	26,071,489
Varian Medical Systems, Inc. (a)		187,300	9,428,682
Viasys Healthcare, Inc. (a)		142,900	3,672,530
			634,709,021
Health Care Providers & Services 4.0%
Aetna, Inc.		2,463,300	232,313,823
American Healthways, Inc. (a)		70,011	3,167,998
Caremark Rx, Inc. (a)		473,600	24,527,744
Cerner Corp. (a)		58,400	5,309,144
Chemed Corp. New		44,000	2,185,920
Health Net, Inc. (a)		353,000	18,197,150
Merge Technologies, Inc. (a)(d)		755,230	18,910,959
Patterson Companies, Inc. (a)		3,103,304	103,650,354
UnitedHealth Group, Inc.		3,135,060	194,812,628
VCA Antech, Inc. (a)		226,800	6,395,760
WebMD Health Corp. Class A		28,300	822,115
WellPoint, Inc. (a)		731,200	58,342,448
			668,636,043

See accompanying notes which are an integral part of the financial statements.
	17		Annual Report

17

VIP Contrafund Portfolio
Investments - continued

		Shares	Value (Note 1)
Pharmaceuticals 2.3%
Allergan, Inc.		58,500	$ 6,315,660
Forest Laboratories, Inc. (a)		36,800	1,497,024
IVAX Corp. (a)		490,500	15,367,365
Johnson & Johnson		96,550	5,802,655
Kos Pharmaceuticals, Inc. (a)		176,300	9,119,999
New River Pharmaceuticals, Inc. (a)		26,700	1,385,196
Novartis AG sponsored ADR		1,042,300	54,699,904
Novo Nordisk AS Series B		7,637	429,596
Roche Holding AG (participation certificate)		1,440,137	216,239,749
Salix Pharmaceuticals Ltd. (a)		160,000	2,812,800
Sanofi Aventis sponsored ADR		346,900	15,228,910
Schering Plough Corp.		1,833,300	38,224,305
Teva Pharmaceutical Industries Ltd. sponsored ADR		546,400	23,500,664
			390,623,827

TOTAL HEALTH CARE			2,421,617,957

INDUSTRIALS – 8.0%
Aerospace & Defense – 0.7%
L 3 Communications Holdings, Inc.		135,500	10,074,425
Lockheed Martin Corp.		1,188,735	75,639,208
Precision Castparts Corp.		395,272	20,479,042
United Technologies Corp.		233,500	13,054,985
			119,247,660
Air Freight & Logistics – 0.7%
C.H. Robinson Worldwide, Inc.		2,630,974	97,424,967
United Parcel Service, Inc. Class B		171,600	12,895,740
UTI Worldwide, Inc.		80,000	7,427,200
			117,747,907
Airlines – 0.6%
Gol Linhas Aereas Inteligentes SA sponsored ADR (d)		422,000	11,904,620
JetBlue Airways Corp. (a)		120,450	1,852,521
Republic Airways Holdings, Inc. (a)		635,388	9,657,898
Ryanair Holdings PLC sponsored ADR (a)		1,322,551	74,049,630
Southwest Airlines Co.		146,400	2,405,352
US Airways Group, Inc. (a)		231,900	8,612,766
			108,482,787
Commercial Services & Supplies 0.6%
Advisory Board Co. (a)		55,700	2,655,219
Aramark Corp. Class B		786,050	21,836,469
Corporate Executive Board Co.		90,500	8,117,850
Equifax, Inc.		182,600	6,942,452
Monster Worldwide, Inc. (a)		180,676	7,375,194
PHH Corp. (a)		133,200	3,732,264
Resources Connection, Inc. (a)		769,800	20,060,988
Robert Half International, Inc.		632,205	23,954,247
			94,674,683

See accompanying notes which are an integral part of the financial statements.

VIP Contrafund Portfolio	18

Common Stocks continued
		Shares	Value (Note 1)

INDUSTRIALS – continued
Construction & Engineering – 0.3%
Jacobs Engineering Group, Inc. (a)		563,620	$ 38,252,889
URS Corp. (a)		251,700	9,466,437
			47,719,326
Electrical Equipment 0.7%
Cooper Industries Ltd. Class A		963,800	70,357,400
Energy Conversion Devices, Inc. (a)(d)		264,300	10,770,225
Motech Industries, Inc.		921,515	12,688,675
NEOMAX Co. Ltd. (d)		202,000	6,647,386
Roper Industries, Inc.		127,600	5,041,476
SolarWorld AG		19,500	2,608,613
Ultralife Batteries, Inc. (a)		306,920	3,683,040
			111,796,815
Industrial Conglomerates 1.1%
3M Co.		2,156,020	167,091,550
Hutchison Whampoa Ltd.		2,327,000	22,163,620
Raven Industries, Inc.		7,343	211,846
			189,467,016
Machinery – 2.5%
A.S.V., Inc. (a)(d)		326,328	8,151,673
Bucyrus International, Inc. Class A		291,700	15,372,590
Caterpillar, Inc.		951,500	54,968,155
Cummins, Inc.		347,200	31,154,256
Danaher Corp.		2,981,060	166,283,527
IDEX Corp.		413,400	16,994,874
Joy Global, Inc.		1,277,753	51,110,120
PACCAR, Inc.		1,146,943	79,402,864
Volvo AB sponsored ADR		134,400	6,327,552
			429,765,611
Marine – 0.0%
American Commercial Lines, Inc.		63,300	1,917,357
Road & Rail 0.6%
Canadian National Railway Co.		545,800	43,727,850
Heartland Express, Inc.		458,968	9,312,461
Knight Transportation, Inc.		559,680	11,602,166
Landstar System, Inc.		754,144	31,477,971
			96,120,448
Trading Companies & Distributors – 0.2%
Fastenal Co.		585,224	22,934,929
Mitsui & Co. Ltd.		1,334,000	17,141,004
			40,075,933

TOTAL INDUSTRIALS			1,357,015,543

INFORMATION TECHNOLOGY 17.9%
Communications Equipment – 1.6%
Comverse Technology, Inc. (a)		1,046,327	27,821,835
Corning, Inc. (a)		744,900	14,644,734
CSR PLC (a)		738,127	11,893,963

See accompanying notes which are an integral part of the financial statements.
	19		Annual Report

19

VIP Contrafund Portfolio
Investments - continued

	Shares	Value (Note 1)
ECI Telecom Ltd. (a)	679,500	$ 5,089,455
F5 Networks, Inc. (a)	156,038	8,923,813
Foxconn International Holdings Ltd.	3,533,000	5,764,053
Harris Corp.	532,200	22,889,922
Ixia (a)	355,500	5,254,290
JDS Uniphase Corp. (a)	600,200	1,416,472
Motorola, Inc.	3,317,838	74,949,960
Nokia Corp. sponsored ADR	300,000	5,490,000
Nortel Networks Corp. (a)	2,325,900	7,117,254
QUALCOMM, Inc.	1,923,200	82,851,456
Sycamore Networks, Inc. (a)	340,300	1,470,096
		275,577,303
Computers & Peripherals 2.6%
Apple Computer, Inc. (a)	3,477,363	249,987,626
EMC Corp. (a)	864,300	11,771,766
Hewlett Packard Co.	4,408,200	126,206,766
Logitech International SA sponsored ADR (a)	315,800	14,769,966
Network Appliance, Inc. (a)	613,400	16,561,800
SanDisk Corp. (a)	292,669	18,385,467
Seagate Technology	152,400	3,046,476
		440,729,867
Electronic Equipment & Instruments – 0.8%
Agilent Technologies, Inc. (a)	345,100	11,488,379
Amphenol Corp. Class A	502,200	22,227,372
Cogent, Inc. (a)	137,920	3,128,026
FLIR Systems, Inc. (a)	779,149	17,398,397
Hon Hai Precision Industry Co. Ltd. (Foxconn)	8,199,113	44,958,809
Hoya Corp.	131,400	4,725,296
Mettler Toledo International, Inc. (a)	232,100	12,811,920
National Instruments Corp.	222,623	7,135,067
Nidec Corp.	18,600	1,582,274
		125,455,540
Internet Software & Services 5.4%
Akamai Technologies, Inc. (a)	1,689,483	33,671,396
Google, Inc. Class A (sub. vtg.) (a)	1,405,999	583,292,742
iVillage, Inc. (a)	1,107,313	8,880,650
Websense, Inc. (a)	112,967	7,415,154
WebSideStory, Inc. (a)	239,200	4,336,696
Yahoo!, Inc. (a)	7,070,186	277,009,887
		914,606,525
IT Services 1.7%
Accenture Ltd. Class A	606,400	17,506,768
Anteon International Corp. (a)	407,000	22,120,450
Ceridian Corp. (a)	146,600	3,643,010
CheckFree Corp. (a)	341,602	15,679,532
Cognizant Technology Solutions Corp. Class A (a)	858,984	43,249,844
First Data Corp.	295,100	12,692,251
Fiserv, Inc. (a)	215,400	9,320,358
Global Payments, Inc.	526,000	24,516,860
Heartland Payment Systems, Inc.	16,000	346,560

See accompanying notes which are an integral part of the financial statements.
VIP Contrafund Portfolio	20

Common Stocks continued
	Shares	Value (Note 1)

INFORMATION TECHNOLOGY – continued
IT Services – continued
Infosys Technologies Ltd. sponsored ADR	704,900	$ 56,998,214
MoneyGram International, Inc.	143,700	3,747,696
MPS Group, Inc. (a)	154,100	2,106,547
Paychex, Inc.	477,700	18,209,924
SRA International, Inc. Class A (a)	1,209,800	36,947,292
VeriFone Holdings, Inc.	665,200	16,829,560
Wright Express Corp.	180,400	3,968,800
		287,883,666
Semiconductors & Semiconductor Equipment – 4.0%
Advanced Analogic Technologies, Inc.	168,400	2,332,340
ATI Technologies, Inc. (a)	188,000	3,201,927
Broadcom Corp. Class A (a)	861,900	40,638,585
Freescale Semiconductor, Inc. Class A (a)	57,300	1,443,387
Hittite Microwave Corp.	50,973	1,179,515
Lam Research Corp. (a)	219,700	7,838,896
Marvell Technology Group Ltd. (a)	5,685,200	318,882,868
MathStar, Inc.	85,100	486,772
MediaTek, Inc.	233,200	2,749,254
Monolithic Power Systems, Inc. (a)	297,100	4,453,529
National Semiconductor Corp.	480,900	12,493,782
NVIDIA Corp. (a)	688,500	25,171,560
Powertech Technology, Inc.	1,450,000	4,770,536
Samsung Electronics Co. Ltd.	372,754	243,816,306
Siliconware Precision Industries Co. Ltd. sponsored ADR (d)	220,200	1,528,188
SiRF Technology Holdings, Inc. (a)	324,800	9,679,040
		680,666,485
Software 1.8%
Activision, Inc. (a)	1,300,680	17,871,343
Adobe Systems, Inc.	1,535,976	56,769,673
Altiris, Inc. (a)	761,839	12,867,461
Autodesk, Inc. (a)	855,422	36,740,375
Blackboard, Inc. (a)	157,500	4,564,350
Citrix Systems, Inc. (a)	204,889	5,896,705
FileNET Corp. (a)	524,159	13,549,510
Intuit, Inc. (a)	594,682	31,696,551
JAMDAT Mobile, Inc. (a)	68,806	1,828,863
McAfee, Inc. (a)	797,300	21,630,749
NAVTEQ Corp. (a)	759,300	33,310,491
NDS Group PLC sponsored ADR (a)	78,800	3,242,620
Quality Systems, Inc.	101,847	7,817,776
Red Hat, Inc. (a)	267,874	7,296,888
Salesforce.com, Inc. (a)	761,700	24,412,485
SAP AG sponsored ADR	363,000	16,360,410
Symantec Corp. (a)	314,298	5,500,215
THQ, Inc. (a)	117,300	2,797,605
		304,154,070

TOTAL INFORMATION TECHNOLOGY		3,029,073,456

See accompanying notes which are an integral part of the financial statements.

21 Annual Report

21

VIP Contrafund Portfolio
Investments - continued

		Shares	Value (Note 1)

MATERIALS 7.7%
Chemicals 1.1%
Agrium, Inc.		420,700	$ 9,271,286
Bayer AG		587,000	24,513,121
Celanese Corp. Class A		805,000	15,391,600
Chemtura Corp.		483,174	6,136,310
Ecolab, Inc.		1,696,800	61,542,936
Monsanto Co.		33,000	2,558,490
Nalco Holding Co. (a)		596,200	10,558,702
Praxair, Inc.		1,216,300	64,415,248
			194,387,693
Construction Materials – 0.2%
Eagle Materials, Inc.		152,700	18,684,372
Florida Rock Industries, Inc.		39,300	1,928,058
Lafarge SA (Bearer)		18,197	1,637,231
Rinker Group Ltd.		1,514,565	18,276,101
			40,525,762
Containers & Packaging – 0.2%
Crown Holdings, Inc. (a)		588,400	11,491,452
Owens Illinois, Inc. (a)		1,073,184	22,579,791
Peak International Ltd. (a)		200,000	530,000
			34,601,243
Metals & Mining – 6.2%
Aber Diamond Corp.		248,450	9,183,172
Agnico Eagle Mines Ltd.		297,100	5,882,966
Anglo American PLC ADR (d)		2,019,572	70,240,714
Bema Gold Corp. (a)		4,417,100	12,804,290
BHP Billiton Ltd. sponsored ADR		3,581,270	119,686,043
Companhia Vale do Rio Doce sponsored ADR		1,048,700	43,143,518
Compania de Minas Buenaventura SA sponsored ADR		305,400	8,642,820
Compass Minerals International, Inc.		430,100	10,554,654
Eldorado Gold Corp. (a)		2,600,600	12,728,411
Falconbridge Ltd.		286,000	8,487,377
First Quantum Minerals Ltd.		590,500	18,920,584
Freeport McMoRan Copper & Gold, Inc. Class B		512,034	27,547,429
Gabriel Resources Ltd. (a)		1,532,200	3,743,020
Gerdau SA sponsored ADR		948,250	15,816,810
Glamis Gold Ltd. (a)		2,772,400	76,240,702
Goldcorp, Inc.		4,377,766	97,530,549
IPSCO, Inc.		626,900	52,150,444
Ivanhoe Mines Ltd. (a)		1,666,900	11,972,487
Lihir Gold Ltd. (a)		3,746,700	5,991,494
Meridian Gold, Inc. (a)		207,300	4,543,464
New Gold, Inc. (a)		210,500	1,412,326
Newcrest Mining Ltd.		644,400	11,486,601
Newmont Mining Corp.		3,313,151	176,922,263
Nucor Corp.		261,300	17,433,936
Phelps Dodge Corp.		142,800	20,544,636

See accompanying notes which are an integral part of the financial statements.

VIP Contrafund Portfolio	22

Common Stocks continued
		Shares	Value (Note 1)

MATERIALS – continued
Metals & Mining – continued
POSCO sponsored ADR (d)		699,400	$ 34,627,294
Rio Tinto PLC (Reg.)		2,527,375	115,494,705
Shore Gold, Inc. (a)		329,800	2,178,714
Southern Copper Corp.		105,700	7,079,786
Teck Cominco Ltd. Class B (sub. vtg.)		581,200	31,020,997
United States Steel Corp.		23,100	1,110,417
Xstrata PLC		333,900	7,817,627
			1,042,940,250

TOTAL MATERIALS			1,312,454,948

TELECOMMUNICATION SERVICES 3.3%
Diversified Telecommunication Services – 0.0%
NeuStar, Inc. Class A		94,500	2,881,305
PT Telkomunikasi Indonesia Tbk sponsored ADR		55,100	1,314,686
Telkom SA Ltd.		105,700	2,250,980
			6,446,971
Wireless Telecommunication Services – 3.3%
ALLTEL Corp.		41,611	2,625,654
America Movil SA de CV Series L sponsored ADR		8,060,700	235,856,082
American Tower Corp. Class A (a)		1,254,280	33,990,988
China Mobile (Hong Kong) Ltd. sponsored ADR		564,400	13,568,176
Investcom LLC GDR		174,500	2,451,725
Leap Wireless International, Inc. (a)		85,800	3,250,104
MTN Group Ltd.		220,000	2,160,885
Nextel Partners, Inc. Class A (a)		2,676,000	74,767,440
NII Holdings, Inc. (a)		2,553,306	111,528,406
Rogers Communications, Inc. Class B (non vtg.)		346,800	14,676,840
Sprint Nextel Corp.		2,234,791	52,204,718
Turkcell Iletisim Hizmet AS sponsored ADR		82,000	1,259,520
Vimpel Communications sponsored ADR (a)		254,400	11,252,112
			559,592,650

TOTAL TELECOMMUNICATION SERVICES			566,039,621

		Shares	Value (Note 1)

UTILITIES 0.3%
Electric Utilities – 0.0%
Exelon Corp.		95,485	$ 5,074,073
Gas Utilities 0.2%
Questar Corp.		133,800	10,128,660
Southern Union Co.		753,777	17,811,751
			27,940,411
Independent Power Producers & Energy Traders 0.1%
AES Corp. (a)		699,600	11,074,668
NRG Energy, Inc. (a)		40,700	1,917,784
TXU Corp.		54,600	2,740,374
			15,732,826

See accompanying notes which are an integral part of the financial statements.
	23		Annual Report

23

VIP Contrafund Portfolio
Investments - continued

	Shares	Value (Note 1)

Water Utilities – 0.0%
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) sponsored ADR	130,700	2,204,909
TOTAL UTILITIES		50,952,219

TOTAL COMMON STOCKS
(Cost $10,396,097,286)		15,524,893,029
Nonconvertible Preferred Stocks 0.0%

CONSUMER DISCRETIONARY 0.0%
Automobiles – 0.0%
Porsche AG (non vtg.)	5,253	3,774,603
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $3,884,012)		3,774,603
Nonconvertible Bonds 0.0%
	Principal
	Amount
INDUSTRIALS – 0.0%
Machinery – 0.0%
Rexnord Corp. 10.125% 12/15/12	$ 1,675,000	1,804,813
TOTAL NONCONVERTIBLE BONDS
(Cost $1,800,551)		1,804,813
U.S. Treasury Obligations 0.2%

U.S. Treasury Notes 4.25% 8/15/14
(Cost $30,067,717)	29,700,000	29,375,141
Floating Rate Loans 0.0%
	Principal	Value (Note 1)
	Amount
CONSUMER DISCRETIONARY 0.0%
Media 0.0%
Charter Communications Operating LLC Tranche B, term loan 7.5% 4/7/11 (f)	$ 2,160,840	$ 2,166,242
TOTAL FLOATING RATE LOANS
(Cost $2,126,750)		2,166,242
Money Market Funds 9.7%
	Shares
Fidelity Cash Central Fund, 4.28% (b)	1,447,426,428	1,447,426,428
Fidelity Securities Lending Cash Central Fund, 4.35% (b)(c)	202,374,983	202,374,983

TOTAL MONEY MARKET FUNDS
(Cost $1,649,801,411)		1,649,801,411
TOTAL INVESTMENT
PORTFOLIO 101.5%
(Cost $12,083,777,727)		17,211,815,239

NET OTHER ASSETS (1.5)%		(252,866,807)
NET ASSETS 100%		$ 16,958,948,432

See accompanying notes which are an integral part of the financial statements.
VIP Contrafund Portfolio	24

Legend

(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.

(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $11,786,200 or 0.1% of net assets.

(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(g) Restricted securities – Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $11,945,294 or 0.1% of net assets.

Additional information on each holding is as follows:

Security	Acquisition Date	Acquisition Cost
MannKind Corp. warrants 8/3/10	8/3/05	$ 2,168
The Weinstein Co. Holdings, LLC
Class A 1	10/19/05	11,499,000

Affiliated Central Funds

Information regarding income received by the fund from the affiliated Central funds during the period is as follows:

Fund	Income received
Fidelity Cash Central Fund	$ 35,535,248
Fidelity Securities Lending Cash Central Fund	3,887,662
Total	$ 39,422,910

Other Information

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:

United States of America	73.7%
Canada	6.0%
Bermuda	3.8%
United Kingdom	3.0%
Switzerland	2.5%
Korea (South)	1.6%
Mexico	1.5%
Australia	1.1%
Netherlands Antilles	1.1%
Japan	1.1%
Others (individually less than 1%)	4.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

25 Annual Report

VIP Contrafund Portfolio

Financial Statements

Statement of Assets and Liabilities
	December 31, 2005

Assets
Investment in securities, at value (including securities loaned of $196,972,823) — See accompanying schedule:
Unaffiliated issuers (cost $10,433,976,316)	$ 15,562,013,828
Affiliated Central Funds (cost $1,649,801,411)	1,649,801,411
Total Investments (cost $12,083,777,727)		$17,211,815,239
Cash		3,239
Receivable for investments sold		19,343,735
Receivable for fund shares sold		12,696,851
Dividends receivable		16,299,473
Interest receivable		5,572,434
Prepaid expenses		70,319
Other affiliated receivables		33,112
Other receivables		1,243,953
Total assets		17,267,078,355

Liabilities
Payable to custodian bank	$ 1,519,243
Payable for investments purchased	81,257,470
Payable for fund shares redeemed	12,520,479
Accrued management fee	8,054,634
Distribution fees payable	877,808
Other affiliated payables	1,216,717
Other payables and accrued expenses	308,589
Collateral on securities loaned, at value	202,374,983
Total liabilities		308,129,923

Net Assets		$16,958,948,432
Net Assets consist of:
Paid in capital		$11,607,000,642
Undistributed net investment income		84,552,685
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		139,440,793
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		5,127,954,312
Net Assets		$16,958,948,432

Statement of Assets and Liabilities continued
	December 31, 2005

Initial Class:
Net Asset Value, offering price and redemption price per share ($11,099,526,611 ÷ 357,705,074 shares)		$31.03
Service Class:
Net Asset Value, offering price and redemption price per share ($2,503,244,005 ÷ 80,941,419 shares)		$30.93
Service Class 2:
Net Asset Value, offering price and redemption price per share ($3,247,908,596 ÷ 105,831,199 shares)		$30.69
Service Class 2R:
Net Asset Value, offering price and redemption price per share ($19,596,139 ÷ 640,247 shares)		$30.61
Investor Class:
Net Asset Value, offering price and redemption price per share ($88,673,081 ÷ 2,860,028 shares)		$31.00

See accompanying notes which are an integral part of the financial statements.
VIP Contrafund Portfolio	26

Statement of Operations
	Year ended December 31, 2005

Investment Income
Dividends		$ 137,245,150
Interest		8,679,081
Income from affiliated Central Funds (including $3,887,662 from security lending)		39,422,910
Total income		185,347,141

Expenses
Management fee	$ 81,763,602
Transfer agent fees	9,634,988
Distribution fees	7,839,458
Accounting and security lending fees	1,621,862
Independent trustees’ compensation	62,327
Appreciation in deferred trustee compensation account	15,790
Custodian fees and expenses	992,465
Registration fees	27,303
Audit	118,093
Legal	77,043
Interest	3,833
Miscellaneous	678,204
Total expenses before reductions	102,834,968
Expense reductions	(3,381,282)	99,453,686

Net investment income (loss)		85,893,455
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers(net of foreign taxes of $7,354)	864,204,484
Foreign currency transactions	28,613
Total net realized gain (loss)		864,233,097
Change in net unrealized appreciation (depreciation) on:
Investment securities (net of increase in deferred foreign taxes of $65,498)	1,358,640,955
Assets and liabilities in foreign currencies	(79,881)
Total change in net unrealized appreciation (depreciation)		1,358,561,074
Net gain (loss)		2,222,794,171
Net increase (decrease) in net assets resulting from operations		$ 2,308,687,626

Statement of Changes in Net Assets
	Year ended	Year ended
	December 31,	December 31,
	2005	2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 85,893,455	$ 34,455,005
Net realized gain (loss)	864,233,097	556,167,741
Change in net unrealized appreciation (depreciation)	1,358,561,074	1,079,025,648
Net increase (decrease) in net assets resulting from operations	2,308,687,626	1,669,648,394
Distributions to shareholders from net investment income	(34,307,236)	(33,283,266)
Distributions to shareholders from net realized gain	(2,452,648)	—
Total distributions	(36,759,884)	(33,283,266)
Share transactions - net increase (decrease)	1,801,725,122	974,982,321
Redemption fees	5,695	5,434
Total increase (decrease) in net assets	4,073,658,559	2,611,352,883

Net Assets
Beginning of period	12,885,289,873	10,273,936,990
End of period (including undistributed net investment income of $84,552,685 and undistributed net investment
income of $30,613,930, respectively)	$ 16,958,948,432	$ 12,885,289,873

See accompanying notes which are an integral part of the financial statements.

27 Annual Report

Financial Highlights Initial Class
Years ended December 31,	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 26.62	$ 23.13	$ 18.10	$ 20.13	$ 23.75
Income from Investment Operations
Net investment income (loss)C	18.08		.07	.10	.16
Net realized and unrealized gain (loss)	4.32	3.49	5.05	(1.97)	(3.01)
Total from investment operations	4.50	3.57	5.12	(1.87)	(2.85)
Distributions from net investment income	(.08)	(.08)	(.09)	(.16)	(.17)
Distributions from net realized gain	(.01)	—	—	—	(.60)
Total distributions	(.09)F	(.08)	(.09)	(.16)	(.77)
Redemption fees added to paid in capitalC,E	—	—	—	—	—
Net asset value, end of period	$ 31.03	$ 26.62	$ 23.13	$ 18.10	$ 20.13
Total ReturnA,B	16.94%	15.48%	28.46%	(9.35)%	(12.28)%
Ratios to Average Net AssetsD
Expenses before reductions	66%	.68%	.67%	.68%	.68%
Expenses net of fee waivers, if any	66%	.68%	.67%	.68%	.68%
Expenses net of all reductions	64%	.66%	.65%	.64%	.64%
Net investment income (loss)	66%	.35%	.34%	.50%	.77%
Supplemental Data
Net assets, end of period (000 omitted)	$11,099,527	$9,127,616	$7,665,424	$5,956,028	$6,972,615
Portfolio turnover rate	60%	64%	66%	84%	140%

A Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.
B Total returns would have been lower had certain expenses not been reduced during the periods shown.
C Calculated based on average shares outstanding during the period.
D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrange ments or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
E Amount represents less than $.01 per share.
F Total distribution of $.09 per share is comprised of distributions from net investment income of $.080 and distributions from net realized gain of $.005 per share.

Financial Highlights Service Class
Years ended December 31,	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 26.53	$ 23.06	$ 18.04	$ 20.06	$ 23.67
Income from Investment Operations
Net investment income (loss)C	16.06		.05	.08	.14
Net realized and unrealized gain (loss)	4.30	3.47	5.04	(1.96)	(3.00)
Total from investment operations	4.46	3.53	5.09	(1.88)	(2.86)
Distributions from net investment income	(.06)	(.06)	(.07)	(.14)	(.15)
Distributions from net realized gain	(.01)	—	—	—	(.60)
Total distributions	(.06)F	(.06)	(.07)	(.14)	(.75)
Redemption fees added to paid in capitalC,E	—	—	—	—	—
Net asset value, end of period	$ 30.93	$ 26.53	$ 23.06	$ 18.04	$ 20.06
Total ReturnA,B	16.85%	15.34%	28.35%	(9.42)%	(12.36)%
Ratios to Average Net AssetsD
Expenses before reductions	76%	.78%	.77%	.78%	.78%
Expenses net of fee waivers, if any	76%	.78%	.77%	.78%	.78%
Expenses net of all reductions	74%	.76%	.75%	.74%	.74%
Net investment income (loss)	56%	.25%	.24%	.39%	.67%
Supplemental Data
Net assets, end of period (000 omitted)	$2,503,244	$2,111,969	$1,695,467	$1,183,683	$1,201,105
Portfolio turnover rate	60%	64%	66%	84%	140%

A Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.
B Total returns would have been lower had certain expenses not been reduced during the periods shown.
C Calculated based on average shares outstanding during the period.
D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrange ments or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
E Amount represents less than $.01 per share.
F Total distribution of $.06 per share is comprised of distributions from net investment income of $.055 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.
VIP Contrafund Portfolio	28

Financial Highlights Service Class 2
Years ended December 31,	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 26.35	$ 22.93	$ 17.95	$ 20.00	$ 23.64
Income from Investment Operations
Net investment income (loss)C	11.02		.02	.05	.10
Net realized and unrealized gain (loss)	4.27	3.45	5.02	(1.96)	(2.98)
Total from investment operations	4.38	3.47	5.04	(1.91)	(2.88)
Distributions from net investment income	(.04)	(.05)	(.06)	(.14)	(.16)
Distributions from net realized gain	(.01)	—	—	—	(.60)
Total distributions	(.04)F	(.05)	(.06)	(.14)	(.76)
Redemption fees added to paid in capitalC,E	—	—	—	—	—
Net asset value, end of period	$ 30.69	$ 26.35	$ 22.93	$ 17.95	$ 20.00
Total ReturnA,B	16.65%	15.16%	28.20%	(9.60)%	(12.47)%
Ratios to Average Net AssetsD
Expenses before reductions	91%	.93%	.93%	.93%	.94%
Expenses net of fee waivers, if any	91%	.93%	.93%	.93%	.94%
Expenses net of all reductions	89%	.91%	.90%	.90%	.90%
Net investment income (loss)	40%	.10%	.09%	.24%	.52%
Supplemental Data
Net assets, end of period (000 omitted)	$3,247,909	$1,638,617	$ 910,341	$ 439,157	$ 231,686
Portfolio turnover rate	60%	64%	66%	84%	140%

A Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.
B Total returns would have been lower had certain expenses not been reduced during the periods shown.
C Calculated based on average shares outstanding during the period.
D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrange ments or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
E Amount represents less than $.01 per share.
F Total distribution of $.04 per share is comprised of distributions from net investment income of $.035 and distributions from net realized gain of $.005 per share.

Financial Highlights Service Class 2R
Years ended December 31,	2005	2004	2003	2002F
Selected Per Share Data
Net asset value, beginning of period	$ 26.29	$ 22.90	$ 17.95	$ 20.49
Income from Investment Operations
Net investment income (loss)E	11.02		.02	.03
Net realized and unrealized gain (loss)	4.27	3.44	5.01	(2.57)
Total from investment operations	4.38	3.46	5.03	(2.54)
Distributions from net investment income	(.05)	(.07)	(.08)	—
Distributions from net realized gain	(.01)	—	—	—
Total distributions	(.06)I	(.07)	(.08)	—
Redemption fees added to paid in capitalE,H	—	—	—	—
Net asset value, end of period	$ 30.61	$ 26.29	$ 22.90	$ 17.95
Total ReturnB,C,D	16.67%	15.15%	28.18%	(12.40)%
Ratios to Average Net AssetsG
Expenses before reductions	91%	.93%	.93%	.96%A
Expenses net of fee waivers, if any	91%	.93%	.93%	.96%A
Expenses net of all reductions	89%	.91%	.90%	.92%A
Net investment income (loss)	39%	.10%	.08%	.23%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,596	$ 7,088	$ 2,705	$ 810
Portfolio turnover rate	60%	64%	66%	84%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.
D Total returns would have been lower had certain expenses not been reduced during the periods shown.
E Calculated based on average shares outstanding during the period.
F For the period April 24, 2002 (commencement of sale of shares) to December 31, 2002.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
H Amount represents less than $.01 per share.
I Total distribution of $.06 per share is comprised of distributions from net investment income of $.050 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

29 Annual Report

Financial Highlights Investor Class
Year ended December 31,	2005F
Selected Per Share Data
Net asset value, beginning of period	$ 28.34
Income from Investment Operations
Net investment income (loss)E	06
Net realized and unrealized gain (loss)	2.60
Total from investment operations	2.66
Redemption fees added to paid in capitalE	—H
Net asset value, end of period	$ 31.00
Total ReturnB,C,D	9.39%
Ratios to Average Net AssetsG
Expenses before reductions	83%A
Expenses net of fee waivers, if any	83%A
Expenses net of all reductions	81%A
Net investment income (loss)	43%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 88,673
Portfolio turnover rate	60%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.
D Total returns would have been lower had certain expenses not been reduced during the periods shown.
E Calculated based on average shares outstanding during the period.
F For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.
VIP Contrafund Portfolio	30

VIP Equity-Income Portfolio Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of a class’ dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. During periods of reim bursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns
Periods ended December 31, 2005	Past 1	Past 5	Past 10
	year	years	years
VIP Equity Income Initial Class	5.87%	3.97%	8.63%
VIP Equity Income Service ClassA	5.76%	3.86%	8.54%
VIP Equity Income Service Class 2B	5.57%	3.69%	8.44%
VIP Equity Income Investor ClassC	5.82%	3.96%	8.63%

A The initial offering of Service Class shares took place on November 3, 1997. Performance for Service Class shares reflects an asset based distribution fee (12b 1 fee), and returns prior to November 3, 1997 are those of Initial Class and do not include the effects of Service Class’ 12b 1 fee. Had Service Class’ 12b 1 fee been reflected, returns prior to November 3, 1997 would have been lower.
B The initial offering of Service Class 2 shares took place on January 12, 2000. Performance for Service Class 2 shares reflects an asset based distribution fee (12b 1 fee). Re turns from November 3, 1997 to January 12, 2000 are those of Service Class which reflect a different 12b 1 fee. Service Class 2 returns prior to November 3, 1997 are those of Initial
Class, and do not include the effects of a 12b 1 fee. Had Service Class 2 shares’ 12b 1 fee been reflected, returns prior to January 12, 2000 would have been lower.
C The initial offering of Investor Class shares took place on July 21, 2005. Returns prior to July 21, 2005 are those of Initial Class. If Investor Class’s transfer agent fee had been reflected, returns prior to July 21, 2005 would have been lower.

$10,000 Over 10 Years

Let’s say hypothetically that $10,000 was invested in VIP Equity Income Portfolio Initial Class on December 31, 1995. The chart shows how the value of your investment would have changed, and also shows how the Russell 3000® Value Index performed over the same period.

31 Annual Report

VIP Equity-Income Portfolio Management’s Discussion of Fund Performance

Comments from Stephen Petersen, Portfolio Manager of VIP Equity Income Portfolio

U.S. equity benchmarks generally had positive results for the 12 months ending December 31, 2005, the third consecutive year that stocks finished in the black. Energy and utilities were the two best performing sectors, contributing greatly to the 4.91% gain of the Standard & Poor’s 500SM Index. Elsewhere, the NASDAQ Composite® Index returned 2.13%, while the Dow Jones Industrial AverageSM rose 1.72% . The U.S. economy did not decelerate as much as many had predicted, despite eight short term interest rate hikes, record high energy prices and the devastation caused by Hurricane Katrina. Meanwhile, corporate America notched its 14th consecutive quarter of double digit earnings gains through the third quarter of the year, an unprecedented streak in market history. From a style perspective, large cap stocks ended the six year reign of small caps by a narrow margin, but mid caps finished well ahead of both categories. The gap between growth and value stocks also was relatively narrow, with value gaining a slight edge.

For the 12 months ending December 31, 2005, the fund modestly trailed the Russell 3000® Value Index and was in line with the LipperSM Variable Annuity Equity Income Objective Funds Average, which returned 6.85% and 5.74%, respectively. (For specific portfolio performance results, please refer to the performance section of this report.) Early in the year, the fund lagged the index in an environment where taking larger positions in fewer sectors and in smaller companies would have helped short term performance. A slight underweighting and disappointing stock selection in the leading energy sector hurt the most for the 12 months overall. We also had a weak showing in financials despite favorable positioning on an industry basis. On the plus side, my choices within information technology provided a boost, as did some good picks in consumer discretionary and pockets of health care. Contributors included French energy holding Total SA and energy services company Schlumberger. Underweighting lagging pharmaceutical company Pfizer a component of the index also helped relative performance. Conversely, the fund’s overweighting in mortgage giant Fannie Mae detracted, as it continued to suffer from an ongoing investigation into its accounting practices and concerns that its business fundamentals were slowing. Investors were disappointed by Tyco International’s pace of recovery during the period, and the fund’s relatively sizable out of benchmark position in the indus trial conglomerate amplified its drag on performance. Wal Mart, whose revenue growth continued to disappoint investors, also held back returns.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as invest ment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

VIP Equity Income Portfolio 32

VIP Equity-Income Portfolio
Investment Changes

Top Ten Stocks as of December 31, 2005
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Exxon Mobil Corp.	3.1	3.4
Bank of America Corp.	3.0	3.2
Citigroup, Inc.	2.7	2.5
American International Group,
Inc.	2.7	2.5
JPMorgan Chase & Co.	2.3	2.2
Total SA sponsored ADR	2.1	2.1
AT&T, Inc.	1.7	0.0
Wachovia Corp.	1.5	1.4
General Electric Co.	1.5	1.5
Schlumberger Ltd. (NY Shares)	1.3	1.2
	21.9
Top Five Market Sectors as of December 31, 2005
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Financials	28.9	28.4
Consumer Discretionary	11.9	12.3
Energy	11.8	11.6
Industrials	11.0	11.1
Information Technology	9.0	8.4

33 Annual Report

VIP Equity-Income Portfolio
Investments December 31, 2005
Showing Percentage of Net Assets

Common Stocks 98.0%
	Shares	Value (Note 1)

CONSUMER DISCRETIONARY 11.3%
Auto Components – 0.3%
American Axle & Manufacturing Holdings, Inc.	274,500	$ 5,031,585
Johnson Controls, Inc.	291,600	21,260,556
TRW Automotive Holdings Corp. (a)	219,300	5,778,555
		32,070,696
Automobiles – 0.9%
Ford Motor Co.	747,100	5,767,612
General Motors Corp. (d)	413,400	8,028,228
Harley Davidson, Inc.	249,400	12,841,606
Monaco Coach Corp.	188,200	2,503,060
Renault SA	229,101	18,687,142
Toyota Motor Corp. sponsored ADR	443,400	46,388,508
		94,216,156
Diversified Consumer Services 0.1%
Service Corp. International (SCI)	1,347,700	11,024,186
Hotels, Restaurants & Leisure 0.4%
McDonald’s Corp.	1,009,800	34,050,456
Outback Steakhouse, Inc.	124,400	5,176,284
		39,226,740
Household Durables 1.3%
Koninklijke Philips Electronics NV (NY Shares)	601,900	18,719,090
Maytag Corp.	1,549,620	29,163,848
Newell Rubbermaid, Inc.	2,583,200	61,428,496
Whirlpool Corp.	373,000	31,242,480
		140,553,914
Leisure Equipment & Products 0.3%
Eastman Kodak Co.	1,489,000	34,842,600
Media 5.6%
CCE Spinco, Inc. (a)	372,625	4,881,388
Clear Channel Communications, Inc.	2,981,000	93,752,450
Comcast Corp. Class A (a)(d)	2,510,491	65,172,346
Discovery Holding Co. Class A (a)	368,167	5,577,730
Knight Ridder, Inc.	300,100	18,996,330
Lagardere S.C.A. (Reg.)	187,342	14,416,014
Liberty Media Corp. Class A (a)	3,681,676	28,974,790
News Corp. Class A	1,178,916	18,332,144
NTL, Inc. (a)	334,555	22,776,504
The New York Times Co. Class A	915,025	24,202,411
The Reader’s Digest Association, Inc. (non vtg.)	1,617,703	24,621,440
Time Warner, Inc.	6,064,450	105,764,008
Viacom, Inc. Class B (non vtg.)	3,071,886	100,143,484
Vivendi Universal SA sponsored ADR	725,400	22,799,322
Walt Disney Co.	2,379,300	57,031,821
		607,442,182
Multiline Retail – 1.2%
Big Lots, Inc. (a)	2,348,156	28,201,357
Dollar Tree Stores, Inc. (a)	1,349,400	32,304,636
See accompanying notes which are an integral part of the financial statements.
VIP Equity Income Portfolio	34

		Shares	Value (Note 1)
Family Dollar Stores, Inc.		1,072,100	$ 26,577,359
Federated Department Stores, Inc.		559,300	37,098,369
Sears Holdings Corp. (a)		67,387	7,785,220
			131,966,941
Specialty Retail 1.0%
AnnTaylor Stores Corp. (a)		1,113,050	38,422,486
Gap, Inc.		1,503,478	26,521,352
RadioShack Corp.		1,366,100	28,729,083
Tiffany & Co., Inc.		289,600	11,088,784
			104,761,705
Textiles, Apparel & Luxury Goods 0.2%
Liz Claiborne, Inc.		490,240	17,560,397

TOTAL CONSUMER DISCRETIONARY			1,213,665,517

CONSUMER STAPLES 5.7%
Beverages 0.9%
Anheuser Busch Companies, Inc.		1,295,000	55,633,200
Molson Coors Brewing Co. Class B		165,800	11,106,942
The Coca Cola Co.		672,200	27,096,382
			93,836,524
Food & Staples Retailing – 1.4%
CVS Corp.		620,600	16,396,252
Safeway, Inc.		376,800	8,915,088
Wal Mart Stores, Inc.		2,664,800	124,712,640
			150,023,980
Food Products – 0.4%
ConAgra Foods, Inc.		139,100	2,820,948
Corn Products International, Inc.		620,700	14,828,523
Kraft Foods, Inc. Class A		868,400	24,436,776
			42,086,247
Household Products – 1.7%
Colgate Palmolive Co.		2,120,000	116,282,000
Kimberly Clark Corp.		788,000	47,004,200
Procter & Gamble Co.		284,042	16,440,351
			179,726,551
Personal Products 0.4%
Avon Products, Inc.		1,440,300	41,120,565
Tobacco – 0.9%
Altria Group, Inc.		1,389,400	103,815,968

TOTAL CONSUMER STAPLES			610,609,835

ENERGY 11.8%
Energy Equipment & Services – 3.1%
Baker Hughes, Inc.		1,198,500	72,844,830
BJ Services Co.		926,490	33,974,388
Halliburton Co.		662,600	41,054,696
Noble Corp.		693,200	48,898,328
Schlumberger Ltd. (NY Shares)		1,395,710	135,593,227
			332,365,469

See accompanying notes which are an integral part of the financial statements.
	35		Annual Report

35

VIP Equity-Income Portfolio
Investments - continued

Common Stocks continued
	Shares	Value (Note 1)

ENERGY – continued
Oil, Gas & Consumable Fuels 8.7%
Apache Corp.	601,580	$ 41,220,262
BP PLC sponsored ADR	2,110,842	135,558,273
Chevron Corp.	2,095,142	118,941,211
ConocoPhillips	544,200	31,661,556
Double Hull Tankers, Inc.	409,300	5,390,481
El Paso Corp.	944,400	11,483,904
EOG Resources, Inc.	165,400	12,135,398
Exxon Mobil Corp.	5,974,036	335,561,602
Kerr McGee Corp.	145,000	13,174,700
Total SA:
Series B	186,100	47,046,081
sponsored ADR	1,433,996	181,257,094
		933,430,562

TOTAL ENERGY		1,265,796,031

FINANCIALS 28.6%
Capital Markets 4.7%
Ameriprise Financial, Inc.	620,002	25,420,082
Bank of New York Co., Inc.	2,948,900	93,922,465
Charles Schwab Corp.	1,213,520	17,802,338
Janus Capital Group, Inc.	1,779,900	33,159,537
Mellon Financial Corp.	1,567,600	53,690,300
Merrill Lynch & Co., Inc.	1,538,900	104,229,697
Morgan Stanley	1,992,500	113,054,450
Nomura Holdings, Inc.	1,706,400	32,797,010
State Street Corp.	464,456	25,749,441
		499,825,320
Commercial Banks – 7.1%
Bank of America Corp.	6,959,766	321,193,201
Comerica, Inc.	581,900	33,028,644
FirstRand Ltd.	1,051,600	3,066,301
Kookmin Bank sponsored ADR (d)	397,000	29,659,870
Lloyds TSB Group PLC	2,118,800	17,818,624
Royal Bank of Scotland Group PLC	592,888	17,913,045
State Bank of India	312,882	6,864,420
U.S. Bancorp, Delaware	1,523,938	45,550,507
Wachovia Corp.	3,061,861	161,849,972
Wells Fargo & Co.	1,916,300	120,401,129
		757,345,713
Consumer Finance – 0.9%
American Express Co.	1,230,296	63,311,032
MBNA Corp.	1,235,200	33,535,680
		96,846,712
Diversified Financial Services – 5.2%
CIT Group, Inc.	496,600	25,713,948
Citigroup, Inc.	5,988,619	290,627,680
JPMorgan Chase & Co.	6,063,812	240,672,698
		557,014,326

See accompanying notes which are an integral part of the financial statements.
VIP Equity Income Portfolio	36

	Shares	Value (Note 1)
Insurance – 7.9%
ACE Ltd.	2,267,115	$ 121,154,626
Allianz AG sponsored ADR	1,115,700	16,891,698
Allstate Corp.	1,444,700	78,114,929
American International Group, Inc.	4,163,050	284,044,902
Genworth Financial, Inc. Class A (non vtg.)	1,375,200	47,554,416
Hartford Financial Services Group, Inc.	980,000	84,172,200
MetLife, Inc. unit	835,300	23,012,515
Montpelier Re Holdings Ltd.	350,800	6,630,120
PartnerRe Ltd.	486,620	31,956,335
Swiss Reinsurance Co. (Reg.)	318,741	23,335,528
The St. Paul Travelers Companies, Inc.	2,278,026	101,759,421
XL Capital Ltd. Class A	379,420	25,565,320
		844,192,010
Real Estate 0.4%
CarrAmerica Realty Corp.	145,540	5,040,050
Developers Diversified Realty Corp.	67,400	3,169,148
Equity Office Properties Trust	557,200	16,899,876
Equity Residential (SBI)	558,400	21,844,608
		46,953,682
Thrifts & Mortgage Finance – 2.4%
Fannie Mae	2,706,000	132,079,860
Freddie Mac	851,900	55,671,665
Golden West Financial Corp., Delaware	248,700	16,414,200
Housing Development Finance Corp. Ltd.	913,295	24,499,324
Sovereign Bancorp, Inc.	1,420,750	30,716,615
		259,381,664

TOTAL FINANCIALS		3,061,559,427

HEALTH CARE 6.8%
Health Care Equipment & Supplies 0.9%
Baxter International, Inc.	2,444,400	92,031,660
Boston Scientific Corp. (a)	248,100	6,075,969
		98,107,629
Health Care Providers & Services 0.4%
Cardinal Health, Inc.	447,000	30,731,250
Tenet Healthcare Corp. (a)	1,219,900	9,344,434
		40,075,684
Pharmaceuticals 5.5%
Abbott Laboratories	743,200	29,304,376
Bristol Myers Squibb Co.	2,323,800	53,400,924
Eli Lilly & Co.	289,500	16,382,805
GlaxoSmithKline PLC sponsored ADR	405,100	20,449,448
Johnson & Johnson	1,852,700	111,347,270
Merck & Co., Inc.	1,898,400	60,388,104
Novartis AG sponsored ADR	497,000	26,082,560
Pfizer, Inc.	4,618,200	107,696,424

See accompanying notes which are an integral part of the financial statements.

37 Annual Report

37

VIP Equity-Income Portfolio
Investments - continued

Common Stocks continued
	Shares	Value (Note 1)

HEALTH CARE continued
Pharmaceuticals – continued
Schering Plough Corp.	3,480,630	$ 72,571,136
Wyeth	2,065,100	95,139,157
		592,762,204

TOTAL HEALTH CARE		730,945,517

INDUSTRIALS – 10.9%
Aerospace & Defense – 3.0%
EADS NV	1,325,515	50,057,829
Honeywell International, Inc.	2,694,425	100,367,331
Lockheed Martin Corp.	1,191,300	75,802,419
The Boeing Co.	505,700	35,520,368
United Technologies Corp.	1,032,040	57,701,356
		319,449,303
Building Products – 0.1%
Masco Corp.	378,600	11,429,934
Commercial Services & Supplies 0.6%
Cendant Corp.	1,635,800	28,217,550
Waste Management, Inc.	1,207,400	36,644,590
		64,862,140
Electrical Equipment 0.3%
Emerson Electric Co.	513,400	38,350,980
Industrial Conglomerates 3.2%
3M Co.	507,300	39,315,750
General Electric Co.	4,617,590	161,846,530
Textron, Inc.	334,800	25,772,904
Tyco International Ltd.	4,072,646	117,536,564
		344,471,748
Machinery – 2.7%
Briggs & Stratton Corp.	123,700	4,798,323
Caterpillar, Inc.	760,700	43,945,639
Deere & Co.	238,200	16,223,802
Dover Corp.	1,295,300	52,446,697
Eaton Corp.	165,700	11,116,813
Illinois Tool Works, Inc.	151,900	13,365,681
Ingersoll Rand Co. Ltd. Class A	1,505,888	60,792,699
Navistar International Corp. (a)	508,495	14,553,127
SPX Corp.	1,483,200	67,886,064
		285,128,845
Road & Rail 1.0%
Burlington Northern Santa Fe Corp.	1,035,400	73,327,028
Laidlaw International, Inc.	268,000	6,225,640
Union Pacific Corp.	354,600	28,548,846
		108,101,514

TOTAL INDUSTRIALS		1,171,794,464

See accompanying notes which are an integral part of the financial statements.
VIP Equity Income Portfolio	38

		Shares	Value (Note 1)

INFORMATION TECHNOLOGY 8.9%
Communications Equipment – 1.2%
Avaya, Inc. (a)		1,133,900	$ 12,098,713
Cisco Systems, Inc. (a)		2,003,500	34,299,920
Lucent Technologies, Inc. (a)		4,816,600	12,812,156
Lucent Technologies, Inc. warrants 12/10/07 (a)		8,328	4,705
Motorola, Inc.		2,496,712	56,400,724
Nokia Corp. sponsored ADR		533,400	9,761,220
			125,377,438
Computers & Peripherals 1.9%
EMC Corp. (a)		1,025,700	13,970,034
Hewlett Packard Co.		3,381,311	96,806,934
International Business Machines Corp.		1,029,500	84,624,900
Sun Microsystems, Inc. (a)		3,725,375	15,609,321
			211,011,189
Electronic Equipment & Instruments – 1.2%
Agilent Technologies, Inc. (a)		1,183,300	39,392,057
Arrow Electronics, Inc. (a)		830,900	26,613,727
Avnet, Inc. (a)		1,481,530	35,467,828
Solectron Corp. (a)		5,784,200	21,170,172
Tektronix, Inc.		187,600	5,292,196
			127,935,980
IT Services 0.3%
MoneyGram International, Inc.		1,161,000	30,278,880
Office Electronics – 0.3%
Xerox Corp. (a)		2,472,500	36,222,125
Semiconductors & Semiconductor Equipment – 2.8%
Analog Devices, Inc.		1,187,400	42,592,038
Applied Materials, Inc.		2,171,900	38,963,886
Freescale Semiconductor, Inc.:
Class A (a)		203,610	5,128,936
Class B (a)		1,646,977	41,454,411
Intel Corp.		4,291,400	107,113,344
Micron Technology, Inc. (a)		1,773,200	23,601,292
National Semiconductor Corp.		333,300	8,659,134
Samsung Electronics Co. Ltd.		32,680	21,375,805
Teradyne, Inc. (a)		670,800	9,773,556
			298,662,402
Software 1.2%
Citrix Systems, Inc. (a)		646,044	18,593,146
Microsoft Corp.		3,513,800	91,885,870
Symantec Corp. (a)		869,033	15,208,078
			125,687,094

TOTAL INFORMATION TECHNOLOGY			955,175,108

MATERIALS 5.6%
Chemicals 3.0%
Air Products & Chemicals, Inc.		641,900	37,994,061
Albemarle Corp.		351,000	13,460,850
Arch Chemicals, Inc.		323,650	9,677,135

See accompanying notes which are an integral part of the financial statements.
	39		Annual Report

39

VIP Equity-Income Portfolio
Investments - continued

Common Stocks continued
	Shares	Value (Note 1)

MATERIALS – continued
Chemicals – continued
Ashland, Inc.	289,600	$ 16,767,840
Celanese Corp. Class A	774,100	14,800,792
Chemtura Corp.	2,044,164	25,960,885
Dow Chemical Co.	1,351,100	59,205,202
E.I. du Pont de Nemours & Co.	662,900	28,173,250
Eastman Chemical Co.	379,200	19,562,928
Georgia Gulf Corp.	700,700	21,315,294
Lyondell Chemical Co.	1,841,393	43,861,969
PolyOne Corp. (a)	1,126,200	7,241,466
Praxair, Inc.	351,324	18,606,119
Rohm & Haas Co.	206,600	10,003,572
		326,631,363
Containers & Packaging – 0.4%
Amcor Ltd.	1,784,800	9,780,023
Smurfit Stone Container Corp. (a)	2,320,072	32,875,420
		42,655,443
Metals & Mining – 1.4%
Alcan, Inc.	756,400	31,074,503
Alcoa, Inc.	2,527,216	74,729,777
Freeport McMoRan Copper & Gold, Inc. Class B	448,004	24,102,615
Phelps Dodge Corp.	113,300	16,300,471
		146,207,366
Paper & Forest Products 0.8%
Bowater, Inc.	391,300	12,020,736
International Paper Co.	1,313,800	44,156,818
Weyerhaeuser Co.	494,200	32,785,228
		88,962,782

TOTAL MATERIALS		604,456,954

TELECOMMUNICATION SERVICES 5.2%
Diversified Telecommunication Services – 4.5%
AT&T, Inc.	7,338,993	179,731,939
BellSouth Corp.	4,686,699	127,009,543
Consolidated Communications Holdings, Inc.	393,300	5,108,967
Philippine Long Distance Telephone Co. sponsored ADR (d)	650,700	21,824,478
Qwest Communications International, Inc. (a)	5,870,900	33,170,585
Verizon Communications, Inc.	3,967,802	119,510,196
		486,355,708
Wireless Telecommunication Services – 0.7%
Crown Castle International Corp. (a)	262,600	7,066,566

	Shares	Value (Note 1)
Sprint Nextel Corp.	1,602,900	$ 37,443,744
Vodafone Group PLC sponsored ADR	1,454,600	31,230,262
		75,740,572

TOTAL TELECOMMUNICATION SERVICES		562,096,280

See accompanying notes which are an integral part of the financial statements.
VIP Equity Income Portfolio	40

	Shares	Value (Note 1)

UTILITIES 3.2%
Electric Utilities – 0.4%
Entergy Corp.	618,400	42,453,160
Independent Power Producers & Energy Traders 0.8%
AES Corp. (a)	1,105,300	17,496,899
Duke Energy Corp.	940,300	25,811,235
TXU Corp.	813,040	40,806,478
		84,114,612
Multi-Utilities – 2.0%
Dominion Resources, Inc.	1,095,100	84,541,720
NorthWestern Energy Corp.	417,800	12,981,046
Public Service Enterprise Group, Inc.	987,100	64,131,887
Wisconsin Energy Corp.	1,337,900	52,258,374
		213,913,027

TOTAL UTILITIES		340,480,799

TOTAL COMMON STOCKS
(Cost $7,941,115,402)	10,516,579,932

Preferred Stocks 0.8%

Convertible Preferred Stocks 0.8%

CONSUMER DISCRETIONARY 0.3%
Automobiles – 0.2%
Ford Motor Co. Capital Trust II 6.50%	402,500	11,153,275
General Motors Corp.:
Series B, 5.25%	412,200	6,108,804
Series C, 6.25%	253,100	3,953,422
		21,215,501
Hotels, Restaurants & Leisure 0.1%
Six Flags, Inc. 7.25% PIERS	384,900	8,900,813

TOTAL CONSUMER DISCRETIONARY		30,116,314

FINANCIALS – 0.2%
Insurance – 0.2%
Conseco, Inc. Series B, 5.50%	143,400	4,045,314
The Chubb Corp. Series B, 7.00%	120,100	4,239,530
Travelers Property Casualty Corp. 4.50%	240,200	5,856,076
XL Capital Ltd. 6.50%	475,300	10,580,178
		24,721,098

HEALTH CARE 0.2%
Health Care Equipment & Supplies 0.1%
Baxter International, Inc. 7.00%	156,900	8,444,358

See accompanying notes which are an integral part of the financial statements.

41 Annual Report

41

VIP Equity-Income Portfolio
Investments - continued

Preferred Stocks continued
	Shares	Value (Note 1)
Convertible Preferred Stocks – continued

HEALTH CARE continued
Pharmaceuticals 0.1%
Schering Plough Corp. 6.00%	187,400	$ 10,055,884
TOTAL HEALTH CARE		18,500,242

INFORMATION TECHNOLOGY 0.1%
Office Electronics – 0.1%
Xerox Corp. Series C, 6.25%	135,550	16,600,537
MATERIALS 0.0%
Chemicals 0.0%
Celanese Corp. 4.25%	67,100	1,877,458

TOTAL CONVERTIBLE PREFERRED STOCKS		91,815,649
Nonconvertible Preferred Stocks 0.0%

FINANCIALS – 0.0%
Capital Markets 0.0%
State Street Corp. 4.00%	24,901	411,863
TOTAL PREFERRED STOCKS
(Cost $106,733,791)		92,227,512

Corporate Bonds 0.7%
	Principal
	Amount
Convertible Bonds 0.6%

CONSUMER DISCRETIONARY 0.3%
Hotels, Restaurants & Leisure 0.1%
Royal Caribbean Cruises Ltd. liquid yield option note 0% 2/2/21	$ 8,327,000	4,549,040
Six Flags, Inc. 4.5% 5/15/15	3,640,000	4,782,050
		9,331,090
Media 0.2%
Liberty Media Corp.3.5% 1/15/31 (e)	11,400,000	11,699,250
News America, Inc. liquid yield option note 0% 2/28/21 (e)	22,670,000	13,318,625
		25,017,875

TOTAL CONSUMER DISCRETIONARY		34,348,965

FINANCIALS – 0.1%
Diversified Financial Services – 0.1%
Navistar Financial Corp. 4.75% 4/1/09 (e)	2,760,000	2,472,215

	Principal	Value (Note 1)
	Amount

INDUSTRIALS – 0.1%
Airlines – 0.0%
US Airways Group, Inc. 7% 9/30/20 (e)	$ 3,110,000	$ 5,339,248

See accompanying notes which are an integral part of the financial statements.
VIP Equity Income Portfolio	42

	Principal	Value (Note 1)
	Amount

Industrial Conglomerates 0.1%
Tyco International Group SA yankee 3.125% 1/15/23	5,220,000	7,127,910
TOTAL INDUSTRIALS		12,467,158

TELECOMMUNICATION SERVICES 0.1%
Diversified Telecommunication Services – 0.1%
Level 3 Communications, Inc. 5.25% 12/15/11 (e)	11,850,000	9,927,930
TOTAL CONVERTIBLE BONDS		59,216,268
Nonconvertible Bonds – 0.1%
MATERIALS 0.1%
Chemicals 0.1%
Hercules, Inc. 6.5% 6/30/29 unit	15,700,000	11,872,340
TOTAL CORPORATE BONDS
(Cost $72,515,698)		71,088,608
Money Market Funds 1.0%
	Shares
Fidelity Cash Central Fund, 4.28% (b)	45,676,456	45,676,456
Fidelity Securities Lending Cash Central Fund, 4.35% (b)(c)	59,034,750	59,034,750
TOTAL MONEY MARKET FUNDS
(Cost $104,711,206)		104,711,206

TOTAL INVESTMENT
PORTFOLIO 100.5%
(Cost $8,225,076,097)	10,784,607,258

NET OTHER ASSETS (0.5)%		(58,270,920)
NET ASSETS 100%		$ 10,726,336,338

Security Type Abbreviation
PIERS — Preferred Income Equity Redeemable Securities

Legend

(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.

(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $42,757,268 or 0.4% of net assets.

Affiliated Central Funds

Information regarding income received by the fund from the affiliated Central funds during the period is as follows:

Fund	Income received
Fidelity Cash Central Fund	$ 545,193
Fidelity Securities Lending Cash Central Fund	1,302,772
Total	$ 1,847,965

Other Information

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:

See accompanying notes which are an integral part of the financial statements.

43 Annual Report

VIP Equity-Income Portfolio
Investments - continued

United States of America	88.2%
France	2.6%
United Kingdom	2.2%
Bermuda	1.5%
Netherlands Antilles	1.3%
Others (individually less than 1%)	4.2%
100.0%

See accompanying notes which are an integral part of the financial statements.
VIP Equity Income Portfolio	44

VIP Equity-Income Portfolio

Financial Statements

Statement of Assets and Liabilities
	December 31, 2005

Assets
Investment in securities, at value (including securities loaned of $57,513,075) — See accompanying schedule:
Unaffiliated issuers
(cost $8,120,364,891)	$ 10,679,896,052
Affiliated Central Funds
(cost $104,711,206)	104,711,206
Total Investments (cost $8,225,076,097)		$10,784,607,258
Receivable for investments sold		14,065,285
Receivable for fund shares sold		3,322,759
Dividends receivable		15,432,059
Interest receivable		791,577
Prepaid expenses		53,445
Other affiliated receivables		99,668
Other receivables		314,411
Total assets		10,818,686,462

Liabilities
Payable to custodian bank	$ 77,860
Payable for investments purchased	16,416,408
Payable for fund shares redeemed	10,983,020
Accrued management fee	4,245,088
Distribution fees payable	452,604
Other affiliated payables	969,563
Other payables and accrued expenses	170,831
Collateral on securities loaned, at value	59,034,750
Total liabilities		92,350,124

Net Assets		$10,726,336,338
Net Assets consist of:
Paid in capital		$7,453,928,938
Undistributed net investment income		180,172,674
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		532,706,677
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		2,559,528,049
Net Assets		$10,726,336,338

Statement of Assets and Liabilities continued
	December 31, 2005

Initial Class:
Net Asset Value, offering price
and redemption price
per share ($7,875,801,431 ÷ 308,992,833 shares)		$25.49
Service Class:
Net Asset Value, offering price
and redemption price
per share ($1,079,838,070 ÷ 42,530,004 shares)		$25.39
Service Class 2:
Net Asset Value, offering price
and redemption price
per share ($1,723,546,115 ÷ 68,468,604 shares)		$25.17
Service Class 2R:
Net Asset Value, offering price
and redemption price
per share ($9,651,085 ÷ 384,784 shares)		$25.08
Investor Class:
Net Asset Value, offering price
and redemption price
per share ($37,499,637 ÷ 1,471,854 shares)		$25.48

See accompanying notes which are an integral part of the financial statements.

45 Annual Report

VIP Equity-Income Portfolio
Financial Statements - continued

Statement of Operations
	Year ended December 31, 2005

Investment Income
Dividends		$239,632,712
Interest		3,492,709
Income from affiliated Central Funds (including $1,302,772 from security lending)		1,847,965
Total income		244,973,386

Expenses
Management fee	$ 50,995,618
Transfer agent fees	7,184,447
Distribution fees	4,970,223
Accounting and security lending fees	1,415,587
Independent trustees’ compensation	48,551
Appreciation in deferred trustee compensation account	21,240
Custodian fees and expenses	304,163
Audit	118,203
Legal	41,776
Interest	98,129
Miscellaneous	646,006
Total expenses before reductions	65,843,943
Expense reductions	(1,157,298)	64,686,645

Net investment income (loss)		180,286,741
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	551,525,146
Foreign currency transactions	(118,651)
Total net realized gain (loss)		551,406,495
Change in net unrealized appreciation (depreciation) on:
Investment securities	(133,320,013)
Assets and liabilities in foreign currencies	(6,670)
Total change in net unrealized appreciation (depreciation)		(133,326,683)
Net gain (loss)		418,079,812
Net increase (decrease) in net assets resulting from operations		$598,366,553

Statement of Changes in Net Assets
	Year ended	Year ended
	December 31,	December 31,
	2005	2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 180,286,741	$177,276,620
Net realized gain (loss)	551,406,495	393,988,390
Change in net unrealized appreciation (depreciation)	(133,326,683)	595,176,710
Net increase (decrease) in net assets resulting from operations	598,366,553	1,166,441,720
Distributions to shareholders from net investment income	(175,959,121)	(160,632,605)
Distributions to shareholders from net realized gain	(394,382,958)	(38,902,738)
Total distributions	(570,342,079)	(199,535,343)
Share transactions - net increase (decrease)	(588,913,583)	(72,700,137)
Redemption fees	2,560	27
Total increase (decrease) in net assets	(560,886,549)	894,206,267

Net Assets
Beginning of period	11,287,222,887	10,393,016,620
End of period (including undistributed net investment income of $180,172,674 and undistributed net investment
income of $170,688,068, respectively)	$ 10,726,336,338	$11,287,222,887

See accompanying notes which are an integral part of the financial statements.
VIP Equity Income Portfolio	46

Financial Highlights Initial Class
Years ended December 31,	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 25.37	$ 23.18	$ 18.16	$ 22.75	$ 25.52
Income from Investment Operations
Net investment income (loss)C	42.40		.36	.34	.34
Net realized and unrealized gain (loss)	1.00	2.24	5.01	(4.08)	(1.51)
Total from investment operations	1.42	2.64	5.37	(3.74)	(1.17)
Distributions from net investment income	(.41)	(.36)	(.35)	(.36)	(.42)
Distributions from net realized gain	(.89)	(.09)	—	(.49)	(1.18)
Total distributions	(1.30)	(.45)	(.35)	(.85)	(1.60)
Redemption fees added to paid in capital	—C,E	—C,E	—C,E	—C,E	—
Net asset value, end of period	$ 25.49	$ 25.37	$ 23.18	$ 18.16	$ 22.75
Total ReturnA,B	5.87%	11.53%	30.33%	(16.95)%	(4.96)%
Ratios to Average Net AssetsD
Expenses before reductions	56%	.58%	.57%	.57%	.58%
Expenses net of fee waivers, if any	56%	.58%	.57%	.57%	.58%
Expenses net of all reductions	55%	.57%	.56%	.56%	.57%
Net investment income (loss)	1.71%	1.71%	1.83%	1.70%	1.47%
Supplemental Data
Net assets, end of period (000 omitted)	$7,875,801	$8,689,829	$8,402,963	$6,895,940	$9,256,205
Portfolio turnover rate	19%	22%	26%	25%	24%

A Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.
B Total returns would have been lower had certain expenses not been reduced during the periods shown.
C Calculated based on average shares outstanding during the period.
D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrange ments or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
E Amount represents less than $.01 per share.

Financial Highlights Service Class
Years ended December 31,	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 25.28	$ 23.11	$ 18.10	$ 22.67	$ 25.45
Income from Investment Operations
Net investment income (loss)C	39.38		.34	.32	.31
Net realized and unrealized gain (loss)	1.00	2.22	5.00	(4.06)	(1.51)
Total from investment operations	1.39	2.60	5.34	(3.74)	(1.20)
Distributions from net investment income	(.39)	(.34)	(.33)	(.34)	(.40)
Distributions from net realized gain	(.89)	(.09)	—	(.49)	(1.18)
Total distributions	(1.28)	(.43)	(.33)	(.83)	(1.58)
Redemption fees added to paid in capital	—C,E	—C,E	—C,E	—C,E	—
Net asset value, end of period	$ 25.39	$ 25.28	$ 23.11	$ 18.10	$ 22.67
Total ReturnA,B	5.76%	11.38%	30.22%	(17.00)%	(5.09)%
Ratios to Average Net AssetsD
Expenses before reductions	66%	.68%	.67%	.67%	.68%
Expenses net of fee waivers, if any	66%	.68%	.67%	.67%	.68%
Expenses net of all reductions	65%	.67%	.66%	.66%	.67%
Net investment income (loss)	1.61%	1.61%	1.73%	1.60%	1.37%
Supplemental Data
Net assets, end of period (000 omitted)	$1,079,838	$1,170,778	$1,071,483	$ 771,516	$ 836,017
Portfolio turnover rate	19%	22%	26%	25%	24%

A Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.
B Total returns would have been lower had certain expenses not been reduced during the periods shown.
C Calculated based on average shares outstanding during the period.
D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrange ments or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
E Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

47 Annual Report

Financial Highlights Service Class 2
Years ended December 31,	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 25.09	$ 22.96	$ 18.00	$ 22.59	$ 25.41
Income from Investment Operations
Net investment income (loss)C	35.34		.31	.28	.27
Net realized and unrealized gain (loss)	98	2.21	4.97	(4.04)	(1.50)
Total from investment operations	1.33	2.55	5.28	(3.76)	(1.23)
Distributions from net investment income	(.36)	(.33)	(.32)	(.34)	(.41)
Distributions from net realized gain	(.89)	(.09)	—	(.49)	(1.18)
Total distributions	(1.25)	(.42)	(.32)	(.83)	(1.59)
Redemption fees added to paid in capital	—C,E	—C,E	—C,E	—C,E	—
Net asset value, end of period	$ 25.17	$ 25.09	$ 22.96	$ 18.00	$ 22.59
Total ReturnA,B	5.57%	11.23%	30.03%	(17.15)%	(5.23)%
Ratios to Average Net AssetsD
Expenses before reductions	81%	.83%	.82%	.83%	.84%
Expenses net of fee waivers, if any	81%	.83%	.82%	.83%	.84%
Expenses net of all reductions	80%	.82%	.81%	.82%	.83%
Net investment income (loss)	1.46%	1.46%	1.58%	1.44%	1.21%
Supplemental Data
Net assets, end of period (000 omitted)	$1,723,546	$1,420,999	$ 916,679	$ 403,632	$ 226,078
Portfolio turnover rate	19%	22%	26%	25%	24%

A Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.
B Total returns would have been lower had certain expenses not been reduced during the periods shown.
C Calculated based on average shares outstanding during the period.
D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrange ments or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
E Amount represents less than $.01 per share.

Financial Highlights Service Class 2R
Years ended December 31,	2005	2004	2003	2002F
Selected Per Share Data
Net asset value, beginning of period	$ 25.01	$ 22.91	$ 17.99	$ 21.82
Income from Investment Operations
Net investment income (loss)E	35.34		.31	.18
Net realized and unrealized gain (loss)	99	2.20	4.96	(4.01)
Total from investment operations	1.34	2.54	5.27	(3.83)
Distributions from net investment income	(.38)	(.35)	(.35)	—
Distributions from net realized gain	(.89)	(.09)	—	—
Total distributions	(1.27)	(.44)	(.35)	—
Redemption fees added to paid in capitalE,H	—	—	—	—
Net asset value, end of period	$ 25.08	$ 25.01	$ 22.91	$ 17.99
Total ReturnB,C,D	5.61%	11.22%	30.05%	(17.55)%
Ratios to Average Net AssetsG
Expenses before reductions	81%	.83%	.82%	.85%A
Expenses net of fee waivers, if any	81%	.83%	.82%	.85%A
Expenses net of all reductions	80%	.82%	.81%	.84%A
Net investment income (loss)	1.46%	1.46%	1.57%	1.45%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,651	$ 5,617	$ 1,891	$ 471
Portfolio turnover rate	19%	22%	26%	25%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.
D Total returns would have been lower had certain expenses not been reduced during the periods shown.
E Calculated based on average shares outstanding during the period.
F For the period April 24, 2002 (commencement of sale of shares) to December 31, 2002.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.
VIP Equity Income Portfolio	48

Financial Highlights Investor Class

Year ended December 31,	2005F
Selected Per-Share Data
Net asset value, beginning of period	$ 24.46
Income from Investment Operations
Net investment income (loss)E	17
Net realized and unrealized gain (loss)	85
Total from investment operations	1.02
Redemption fees added to paid in capitalE,H	—
Net asset value, end of period	$ 25.48
Total ReturnB,C,D	4.17%
Ratios to Average Net AssetsG
Expenses before reductions	74%A
Expenses net of fee waivers, if any	74%A
Expenses net of all reductions	73%A
Net investment income (loss)	1.54%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 37,500
Portfolio turnover rate	19%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.
D Total returns would have been lower had certain expenses not been reduced during the periods shown.
E Calculated based on average shares outstanding during the period.
F For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

49 Annual Report

VIP Growth Portfolio

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class’ dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns
Periods ended December 31, 2005	Past 1	Past 5	Past 10
	year	years	years
VIP Growth - Initial Class	5.80%	3.52%	7.29%
VIP Growth - Service ClassA	5.67%	3.61%	7.20%
VIP Growth - Service Class 2B	5.50%	3.76%	7.10%
VIP Growth - Investor ClassC	5.70%	3.53%	7.28%

A The initial offering of Service Class shares took place on November 3, 1997. Performance for Service Class shares reflects an asset based service fee (12b 1 fee), and re turns prior to November 3, 1997 are those of Initial Class and do not include the effects of Service Class 12b 1 fee. Had Service Class shares 12b 1 fee been reflected, returns prior to November 3, 1997 would have been lower.

B The initial offering of Service Class 2 shares took place on January 12, 2000. Performance for Service Class 2 shares reflects an asset based service fee (12b 1 fee). Returns from November 3, 1997 through January 12, 2000 are those of Service Class which reflect a different 12b 1 fee. Service Class 2 returns prior to November 3, 1997 are those of Initial Class, and do not include the effects of a 12b 1 fee. Had Service Class 2’s 12b 1 fee been reflected, returns prior to January 12, 2000 would have been lower.

C The initial offering of Investor Class shares took place on July 21, 2005. Returns prior to July 21, 2005 are those of Initial Class. If Investor Class’s transfer agent fee had been reflected, returns prior to July 21, 2005 would have been lower.

$10,000 Over 10 Years

Let’s say hypothetically that $10,000 was invested in VIP Growth Portfolio Initial Class on December 31, 1995. The chart shows how the value of your investment would have changed, and also shows how the Russell 3000® Growth Index performed over the same period.

VIP Growth Portfolio 50

VIP Growth Portfolio Management’s Discussion of Fund Performance

Comments from Jennifer Uhrig, Portfolio Manager of VIP Growth Portfolio

U.S. equity benchmarks generally had positive results for the 12 months ending December 31, 2005, the third consecutive year that stocks finished in the black. Energy and utilities were the two best performing sectors, contributing greatly to the 4.91% gain of the Standard & Poor’s 500SM Index. Elsewhere, the NASDAQ Composite® Index returned 2.13%, while the Dow Jones Industrial AverageSM rose 1.72% . The U.S. economy did not decelerate as much as many had predicted, despite eight short term interest rate hikes, record high energy prices and the devastation caused by Hurricane Katrina. Meanwhile, corporate America notched its 14th consecutive quarter of double digit earnings gains through the third quarter of the year, an unprecedented streak in market history. From a style perspective, large cap stocks ended the six year reign of small caps by a narrow margin, but mid caps finished well ahead of both categories. The gap between growth and value stocks also was relatively narrow, with value gaining a slight edge.

For the year ending December 31, 2005, the fund outperformed the Russell 3000® Growth Index, which returned 5.17%, but trailed the LipperSM Variable Annuity Growth Funds Average, which rose 7.67% . (For specific portfolio performance results, please refer to the performance section of this report.) A big overweighting versus the index in the booming energy sector, as well as strong stock selection there and in a variety of other areas including software/services and industrials drove most of the fund’s upside performance. Oil services provider Schlumberger and refiner Valero Energy made big contributions in energy, while Internet search company Google which was the top contributor on both an absolute and relative basis and Joy Global, which makes coal mining machinery, also produced good results. Unfavorable stock picking in some areas namely pharmaceuticals/biotechnology, retailing and pockets of technology offset a portion of these gains. Personal computer giant Dell turned in anemic earnings and stock price performance during the period, which hurt the fund’s relative performance, as did our underweighting in Texas Instruments, the strong performing semiconductor maker. In health care, not owning enough of managed care provider UnitedHealth Group also hurt.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as invest ment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

51 51 Annual Report

VIP Growth Portfolio
Investment Changes

Top Ten Stocks as of December 31, 2005
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
General Electric Co.	4.4	2.1
Microsoft Corp.	4.0	3.7
Johnson & Johnson	3.0	3.5
Wal Mart Stores, Inc.	2.8	2.8
Intel Corp.	2.6	3.1
American International Group,
Inc.	2.3	2.2
PepsiCo, Inc.	2.0	1.9
Amgen, Inc.	1.9	0.7
QUALCOMM, Inc.	1.6	1.5
Altria Group, Inc.	1.5	0.5
	26.1
Top Five Market Sectors as of December 31, 2005
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Information Technology	27.6	28.3
Health Care	16.0	18.2
Consumer Staples	14.1	13.8
Industrials	13.7	11.9
Consumer Discretionary	10.9	11.4

VIP Growth Portfolio 52

VIP Growth Portfolio
Investments December 31, 2005
Showing Percentage of Net Assets

Common Stocks 99.5%
	Shares	Value (Note 1)

CONSUMER DISCRETIONARY 10.9%
Diversified Consumer Services 0.5%
Weight Watchers International, Inc. (a)	915,600	$ 45,258,108
Household Durables 0.1%
Garmin Ltd.	147,920	9,814,492
Internet & Catalog Retail 1.4%
eBay, Inc. (a)	2,485,200	107,484,900
NutriSystem, Inc. (a)(d)	267,100	9,620,942
		117,105,842
Media 1.7%
Gestevision Telecinco SA	202,911	5,121,409
Lamar Advertising Co. Class A (a)	942,560	43,489,718
Omnicom Group, Inc.	763,000	64,954,190
XM Satellite Radio Holdings, Inc.
Class A (a)	1,351,284	36,863,028
		150,428,345
Multiline Retail – 2.4%
Dollar General Corp.	1,371,600	26,156,412
Dollar Tree Stores, Inc. (a)	1,408,700	33,724,278
Fred’s, Inc. Class A (e)	2,243,044	36,494,326
Kohl’s Corp. (a)	1,282,600	62,334,360
Target Corp.	819,000	45,020,430
		203,729,806
Specialty Retail 4.8%
Bed Bath & Beyond, Inc. (a)	940,900	34,013,535
Best Buy Co., Inc.	1,769,625	76,943,295
Circuit City Stores, Inc.	1,409,400	31,838,346
Guitar Center, Inc. (a)	593,144	29,663,131
Home Depot, Inc.	1,652,500	66,893,200
Lowe’s Companies, Inc.	1,425,500	95,023,830
Staples, Inc.	2,014,950	45,759,515
The Men’s Wearhouse, Inc. (a)	1,088,400	32,042,496
Tiffany & Co., Inc.	208,900	7,998,781
		420,176,129

TOTAL CONSUMER DISCRETIONARY		946,512,722

CONSUMER STAPLES 14.1%
Beverages 3.0%
Brown Forman Corp. Class B (non vtg.)	715,600	49,605,392
Diageo PLC sponsored ADR	655,650	38,224,395
PepsiCo, Inc.	2,960,400	174,900,432
		262,730,219
Food & Staples Retailing – 4.7%
CVS Corp.	1,992,200	52,633,924
Longs Drug Stores Corp.	310,400	11,295,456
Wal Mart Stores, Inc.	5,111,600	239,222,880
Walgreen Co.	2,397,300	106,104,498
		409,256,758
Food Products – 2.2%
Bunge Ltd.	652,000	36,909,720

See accompanying notes which are an integral part of the financial statements.
53		Annual Report

53

VIP Growth Portfolio
Investments - continued

	Shares	Value (Note 1)
Campbell Soup Co.	1,175,300	$ 34,988,681
Groupe Danone	102,400	10,698,216
Groupe Danone sponsored ADR	1,035,700	21,791,128
Kellogg Co.	1,024,100	44,261,602
Wm. Wrigley Jr. Co.	617,200	41,037,628
		189,686,975
Household Products – 1.2%
Church & Dwight Co., Inc.	915,600	30,242,268
Colgate Palmolive Co.	1,362,500	74,733,125
		104,975,393
Personal Products 0.3%
Avon Products, Inc.	971,510	27,736,611
Tobacco – 2.7%
Altadis SA (Spain)	530,500	24,066,203
Altria Group, Inc.	1,800,500	134,533,360
British American Tobacco PLC	2,039,167	45,636,863
Imperial Tobacco Group PLC	754,400	22,559,067
Imperial Tobacco Group PLC sponsored ADR	72,900	4,409,721
		231,205,214

TOTAL CONSUMER STAPLES		1,225,591,170

ENERGY 5.9%
Energy Equipment & Services – 4.0%
Baker Hughes, Inc.	1,144,170	69,542,653
Halliburton Co.	1,223,400	75,801,864
National Oilwell Varco, Inc. (a)	763,200	47,852,640
Noble Corp.	281,400	19,849,956
Schlumberger Ltd. (NY Shares)	866,500	84,180,475
Smith International, Inc.	739,000	27,424,290
Weatherford International Ltd. (a)	673,680	24,387,216
		349,039,094
Oil, Gas & Consumable Fuels 1.9%
Arch Coal, Inc.	445,400	35,409,300
BG Group PLC sponsored ADR	545,800	27,109,886
CONSOL Energy, Inc.	514,200	33,515,556
Massey Energy Co.	177,900	6,737,073
Peabody Energy Corp.	453,300	37,360,986
Sasol Ltd. sponsored ADR	771,700	27,503,388
		167,636,189

TOTAL ENERGY		516,675,283

FINANCIALS – 8.4%
Capital Markets 2.6%
Ameriprise Financial, Inc.	725,540	29,747,140
E*TRADE Financial Corp. (a)	1,902,300	39,681,978
Janus Capital Group, Inc.	560,200	10,436,526
Lazard Ltd. Class A	108,700	3,467,530
Merrill Lynch & Co., Inc.	656,700	44,478,291
Morgan Stanley	450	25,533

See accompanying notes which are an integral part of the financial statements.
VIP Growth Portfolio	54

Common Stocks continued
	Shares	Value (Note 1)

FINANCIALS – continued
Capital Markets – continued
State Street Corp.	743,100	$ 41,197,464
UBS AG (NY Shares)	550,500	52,380,075
		221,414,537
Commercial Banks – 0.3%
Bank of America Corp.	189,300	8,736,195
Standard Chartered PLC (United Kingdom)	490,713	10,939,991
Wells Fargo & Co.	139,400	8,758,502
		28,434,688
Consumer Finance – 1.2%
American Express Co.	1,914,600	98,525,316
SLM Corp.	166,300	9,161,467
		107,686,783
Insurance – 4.0%
ACE Ltd.	120,200	6,423,488
AFLAC, Inc.	1,500,320	69,644,854
American International Group, Inc.	2,946,766	201,057,844
Aspen Insurance Holdings Ltd.	341,300	8,078,571
Axis Capital Holdings Ltd.	322,100	10,075,288
Platinum Underwriters Holdings Ltd.	187,700	5,831,839
Prudential Financial, Inc.	557,500	40,803,425
The St. Paul Travelers Companies, Inc.	196,500	8,777,655
		350,692,964
Real Estate 0.3%
Mitsui Fudosan Co. Ltd.	535,000	10,867,436
Tokyo Tatemono Co. Ltd.	1,040,000	10,364,277
		21,231,713

TOTAL FINANCIALS		729,460,685

HEALTH CARE 16.0%
Biotechnology – 4.5%
Amgen, Inc. (a)	2,114,610	166,758,145
Amylin Pharmaceuticals, Inc. (a)(d)	512,389	20,454,569
Genentech, Inc. (a)	827,600	76,553,000
Genzyme Corp. (a)	603,600	42,722,808
Gilead Sciences, Inc. (a)	177,200	9,326,036
ImClone Systems, Inc. (a)	1,263,000	43,245,120
Tanox, Inc. (a)(d)	1,770,800	28,987,996
		388,047,674
Health Care Equipment & Supplies 3.9%
Alcon, Inc.	225,600	29,237,760
Baxter International, Inc.	2,095,000	78,876,750
Becton, Dickinson & Co.	1,153,000	69,272,240
C.R. Bard, Inc.	766,800	50,547,456
Medtronic, Inc.	1,737,347	100,019,067
Syneron Medical Ltd. (a)	431,171	13,689,679
		341,642,952

See accompanying notes which are an integral part of the financial statements.

55 Annual Report

55

VIP Growth Portfolio
Investments - continued

	Shares	Value (Note 1)
Health Care Providers & Services 0.8%
UnitedHealth Group, Inc.	1,101,600	$ 68,453,424
Pharmaceuticals 6.8%
Allergan, Inc.	607,000	65,531,720
Barr Pharmaceuticals, Inc. (a)	571,075	35,572,262
Johnson & Johnson	4,347,120	261,261,912
Kos Pharmaceuticals, Inc. (a)	144,800	7,490,504
Roche Holding AG (participation certificate)	222,826	33,457,816
Schering Plough Corp.	4,910,000	102,373,500
Wyeth	1,928,100	88,827,567
		594,515,281

TOTAL HEALTH CARE		1,392,659,331

INDUSTRIALS – 13.7%
Aerospace & Defense – 1.3%
EADS NV	683,336	25,806,058
Meggitt PLC	776,433	4,838,739
Precision Castparts Corp.	643,548	33,342,222
Rolls Royce Group PLC	3,314,700	24,394,953
The Boeing Co.	374,400	26,297,856
		114,679,828
Air Freight & Logistics – 1.7%
Expeditors International of Washington, Inc.	258,800	17,471,588
FedEx Corp.	843,500	87,209,465
United Parcel Service, Inc. Class B	345,600	25,971,840
UTI Worldwide, Inc.	177,256	16,456,447
		147,109,340
Commercial Services & Supplies 2.8%
Cintas Corp.	1,066,060	43,900,351
Corporate Executive Board Co.	313,100	28,085,070
Equifax, Inc.	1,102,800	41,928,456
Herman Miller, Inc.	869,900	24,522,481
Monster Worldwide, Inc. (a)	1,169,880	47,754,502
Robert Half International, Inc.	1,470,300	55,709,667
		241,900,527
Construction & Engineering – 0.4%
Chicago Bridge & Iron Co. NV (NY Shares)	905,300	22,822,613
Washington Group International, Inc.	209,200	11,081,324
		33,903,937
Industrial Conglomerates 4.4%
General Electric Co.	10,918,340	382,687,813
Smiths Group PLC	257,700	4,640,510
		387,328,323
Machinery – 1.2%
Deere & Co.	884,400	60,236,484

See accompanying notes which are an integral part of the financial statements.
VIP Growth Portfolio	56

Common Stocks continued
		Shares	Value (Note 1)

INDUSTRIALS – continued
Machinery – continued
Joy Global, Inc.		933,939	$ 37,357,560
Watts Water Technologies, Inc. Class A		128,000	3,877,120
			101,471,164
Marine – 0.2%
Alexander & Baldwin, Inc.		422,845	22,935,113
Road & Rail 1.4%
Burlington Northern Santa Fe Corp.		388,400	27,506,488
Canadian National Railway Co.		137,000	10,976,027
CSX Corp.		594,500	30,182,765
Norfolk Southern Corp.		698,600	31,318,238
Union Pacific Corp.		258,900	20,844,039
			120,827,557
Trading Companies & Distributors – 0.3%
UAP Holding Corp.		1,193,563	24,372,556

TOTAL INDUSTRIALS			1,194,528,345

INFORMATION TECHNOLOGY 27.6%
Communications Equipment – 4.2%
Andrew Corp. (a)		2,141,900	22,982,587
Avaya, Inc. (a)		3,155,098	33,664,896
Corning, Inc. (a)		3,146,300	61,856,258
Harris Corp.		815,200	35,061,752
Nokia Corp. sponsored ADR		2,349,100	42,988,530
QUALCOMM, Inc.		3,172,000	136,649,760
Research In Motion Ltd. (a)		455,490	30,070,842
			363,274,625
Computers & Peripherals 3.0%
Apple Computer, Inc. (a)		1,775,734	127,657,517
Dell, Inc. (a)		2,251,686	67,528,063
EMC Corp. (a)		3,388,900	46,156,818
UNOVA, Inc. (a)		680,300	22,994,140
			264,336,538
Electronic Equipment & Instruments – 1.6%
Agilent Technologies, Inc. (a)		1,279,300	42,587,897
Amphenol Corp. Class A		688,582	30,476,639
Arrow Electronics, Inc. (a)		615,400	19,711,262
Hon Hai Precision Industry Co. Ltd. (Foxconn)		9,294,709	50,966,373
			143,742,171
Internet Software & Services 2.1%
aQuantive, Inc. (a)		975,807	24,629,369
Digital River, Inc. (a)(d)		655,847	19,504,890
Digitas, Inc. (a)		772,569	9,672,564
Google, Inc. Class A (sub. vtg.) (a)		305,000	126,532,300
			180,339,123
IT Services 1.7%
First Data Corp.		2,209,300	95,021,993

See accompanying notes which are an integral part of the financial statements.
	57		Annual Report

57

VIP Growth Portfolio
Investments - continued

	Shares	Value (Note 1)
Global Payments, Inc.	207,000	$ 9,648,270
Hitachi Information Systems Co. Ltd.	749,900	19,843,842
Nomura Research Institute Ltd.	165,500	20,283,068
		144,797,173
Semiconductors & Semiconductor Equipment – 8.0%
Altera Corp. (a)	1,907,439	35,344,845
Analog Devices, Inc.	1,425,200	51,121,924
Applied Materials, Inc.	3,967,647	71,179,587
ASML Holding NV (NY Shares) (a)	1,663,776	33,408,622
Fairchild Semiconductor International, Inc. (a)	1,180,600	19,963,946
Freescale Semiconductor, Inc.:
Class A (a)	677,200	17,058,668
Class B (a)	649,919	16,358,461
Intel Corp.	9,096,300	227,043,648
Intersil Corp. Class A	794,048	19,755,914
KLA Tencor Corp.	192,900	9,515,757
Linear Technology Corp.	768,300	27,712,581
MEMC Electronic Materials, Inc. (a)	1,232,600	27,326,742
Micron Technology, Inc. (a)	1,128,400	15,019,004
PMC Sierra, Inc. (a)	3,441,682	26,535,368
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	2,917,291	28,910,354
Teradyne, Inc. (a)	1,938,184	28,239,341
Xilinx, Inc.	1,546,332	38,983,030
		693,477,792
Software 7.0%
Autodesk, Inc. (a)	942,100	40,463,195
Citrix Systems, Inc. (a)	1,401,144	40,324,924
Kronos, Inc. (a)	410,773	17,194,958
Microsoft Corp.	13,283,570	347,365,356
NAVTEQ Corp. (a)	683,400	29,980,758
Nippon System Development Co. Ltd.	625,700	20,431,238
Red Hat, Inc. (a)	1,516,300	41,304,012
SAP AG sponsored ADR	1,026,000	46,241,820
Take Two Interactive Software, Inc. (a)	1,650,950	29,221,815
		612,528,076

TOTAL INFORMATION TECHNOLOGY		2,402,495,498

MATERIALS 1.9%
Chemicals 1.9%
Ashland, Inc.	565,500	32,742,450
Chemtura Corp.	1,721,138	21,858,453
Monsanto Co.	958,300	74,296,999
Syngenta AG sponsored ADR	1,336,500	33,292,215
		162,190,117

TELECOMMUNICATION SERVICES 1.0%
Wireless Telecommunication Services – 1.0%
American Tower Corp. Class A (a)	587,500	15,921,250

See accompanying notes which are an integral part of the financial statements.
VIP Growth Portfolio	58

Common Stocks continued
	Shares	Value (Note 1)

TELECOMMUNICATION SERVICES continued
Wireless Telecommunication Services – continued
Crown Castle International Corp. (a)	1,017,600	$ 27,383,616
Sprint Nextel Corp.	2,024,711	47,297,249
		90,602,115

TOTAL COMMON STOCKS
(Cost $6,977,054,358)		8,660,715,266

Preferred Stocks 0.0%

Convertible Preferred Stocks 0.0%

INFORMATION TECHNOLOGY 0.0%
Communications Equipment – 0.0%
Chorum Technologies, Inc.
Series E (a)(f)	88,646	1
Nonconvertible Preferred Stocks 0.0%

HEALTH CARE 0.0%
Biotechnology – 0.0%
GeneProt, Inc. Series A (a)(f)	826,000	826
INDUSTRIALS – 0.0%
Aerospace & Defense – 0.0%
Rolls Royce Group PLC Series B	110,710,980	195,359

TOTAL NONCONVERTIBLE PREFERRED STOCKS		196,185

TOTAL PREFERRED STOCKS
(Cost $5,989,204)		196,186

Money Market Funds 0.7%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 4.28% (b)	43,017,869	$ 43,017,869
Fidelity Securities Lending Cash Central Fund, 4.35% (b)(c)	13,239,525	13,239,525
TOTAL MONEY MARKET FUNDS
(Cost $56,257,394)		56,257,394

TOTAL INVESTMENT PORTFOLIO 100.2%
(Cost $7,039,300,956)	8,717,168,846

NET OTHER ASSETS (0.2)%		(16,179,293)
NET ASSETS 100%	$ 8,700,989,553

Legend

(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.

(d) Security or a portion of the security is on loan at period end.

See accompanying notes which are an integral part of the financial statements.

59 Annual Report

VIP Growth Portfolio Investments - continued

(e) Affiliated company

(f) Restricted securities – Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $827 or 0.0% of net assets.

Additional information on each holding is as follows:

Security	Acquisition Date	Acquisition Cost
Chorum Technologies, Inc. Series E	9/19/00	$ 1,329,858
GeneProt, Inc. Series A	7/7/00	$ 4,497,570

Affiliated Central Funds

Information regarding income received by the fund from the affiliated Central funds during the period is as follows:

Fund	Income received
Fidelity Cash Central Fund	$ 1,255,834
Fidelity Securities Lending Cash Central Fund	284,299
Total	$ 1,540,133

See accompanying notes which are an integral part of the financial statements.

VIP Growth Portfolio 60

Other Affiliated Issuers

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:

	Value, beginning	Purchases	Sales	Dividend	Value, end of
Affiliate	of period		Proceeds	Income	period
Fred’s, Inc. Class A	$16,367,206	$22,007,599	$—	$139,608	$36,494,326

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:

United States of America	88.4%
United Kingdom	2.0%
Switzerland	1.7%
Netherlands Antilles	1.0%
Netherlands	1.0%
Japan	1.0%
Taiwan	1.0%
Others (individually less than 1%)	3.9%
100.0%

Income Tax Information

At December 31, 2005, the fund had a capital loss carryforward of approximately $2,797,244,204 of which $554,823,752, $2,197,712,598 and $44,707,854 will expire on December 31, 2009, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

61 Annual Report

VIP Growth Portfolio

Financial Statements

Statement of Assets and Liabilities
	December 31, 2005
Assets
Investment in securities, at value (including securities loaned of $13,360,414) See accompanying schedule:
Unaffiliated issuers (cost $6,944,554,878)	$ 8,624,417,126
Affiliated Central Funds
(cost $56,257,394)	56,257,394
Other affiliated issuers
(cost $38,488,684)	36,494,326
Total Investments (cost $7,039,300,956)		$8,717,168,846
Cash		23,058
Foreign currency held at value
(cost $22,342)		22,342
Receivable for investments sold		4,082,092
Receivable for fund shares sold		2,347,008
Dividends receivable		9,846,468
Interest receivable		138,579
Prepaid expenses		44,113
Other affiliated receivables		97,869
Other receivables		790,399
Total assets		8,734,560,774

Liabilities
Payable for investments purchased	$ 2,429,107
Payable for fund shares redeemed	12,435,982
Accrued management fee	4,210,135
Distribution fees payable	273,977
Other affiliated payables	834,434
Other payables and accrued expenses	148,061
Collateral on securities loaned, at value	13,239,525
Total liabilities		33,571,221

Net Assets		$8,700,989,553
Net Assets consist of:
Paid in capital		$9,800,497,127
Undistributed net investment income		27,754,269
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(2,805,123,023)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,677,861,180
Net Assets		$8,700,989,553

Statement of Assets and Liabilities continued
	December 31, 2005
Initial Class:
Net Asset Value, offering price
and redemption price per
share ($6,726,655,202 ÷ 199,629,921 shares)		$33.70
Service Class:
Net Asset Value, offering price
and redemption price per
share ($1,086,172,442 ÷ 32,366,638 shares)		$33.56
Service Class 2:
Net Asset Value, offering price
and redemption price per
share ($858,586,852 ÷ 25,791,489 shares)		$33.29
Service Class 2R:
Net Asset Value, offering price
and redemption price per share ($5,408,886 ÷ 163,027 shares)		$33.18
Investor Class:
Net Asset Value, offering price
and redemption price per share ($24,166,171 ÷ 717,809 shares)		$33.67

See accompanying notes which are an integral part of the financial statements.
VIP Growth Portfolio	62

Statement of Operations
		Year ended December 31, 2005

Investment Income
Dividends (including $139,608 received from other affiliated issuers)		$86,872,141
Interest		56,687
Income from affiliated Central Funds (including $284,299 from security lending)		1,540,133
Total income		88,468,961

Expenses
Management fee	$51,256,288
Transfer agent fees	5,953,337
Distribution fees	3,183,558
Accounting and security lending fees	1,326,993
Independent trustees’ compensation	40,581
Appreciation in deferred trustee compensation account	18,154
Custodian fees and expenses	219,558
Audit	102,025
Legal	42,093
Interest	28,830
Miscellaneous	672,959
Total expenses before reductions	62,844,376
Expense reductions	(3,565,538)	59,278,838

Net investment income (loss)		29,190,123
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	875,177,855
Foreign currency transactions	699,325
Total net realized gain (loss)		875,877,180
Change in net unrealized appreciation (depreciation) on:
Investment securities	(447,770,072)
Assets and liabilities in foreign currencies	(503,613)
Total change in net unrealized appreciation (depreciation)		(448,273,685)
Net gain (loss)		427,603,495
Net increase (decrease) in net assets resulting from operations		$456,793,618

Statement of Changes in Net Assets
	Year ended	Year ended
	December 31,	December 31,
	2005	2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$29,190,123	$45,137,740
Net realized gain (loss)	875,877,180	704,392,254
Change in net unrealized appreciation (depreciation)	(448,273,685)	(448,655,386)
Net increase (decrease) in net assets resulting from operations	456,793,618	300,874,608
Distributions to shareholders from net investment income	(43,821,998)	(25,185,765)
Share transactions - net increase (decrease)	(1,648,924,682)	(945,720,754)
Redemption fees	117	13
Total increase (decrease) in net assets	(1,235,952,945)	(670,031,898)

Net Assets
Beginning of period	9,936,942,498	10,606,974,396
End of period (including undistributed net investment income of $27,754,269 and undistributed net investment income
of $42,500,013, respectively)	$8,700,989,553	$9,936,942,498

See accompanying notes which are an integral part of the financial statements.

63 Annual Report

Financial Highlights Initial Class
Years ended December 31,	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 32.01	$ 31.04	$ 23.44	$ 33.61	$ 43.66
Income from Investment Operations
Net investment income (loss)C	11	.15D,G	.07	.07	.07
Net realized and unrealized gain (loss)	1.74	.90	7.60	(10.17)	(7.27)
Total from investment operations	1.85	1.05	7.67	(10.10)	(7.20)
Distributions from net investment income	(.16)	(.08)	(.07)	(.07)	(.03)
Distributions from net realized gain	—	—	—		(2.82)
Total distributions	(.16)	(.08)	(.07)	(.07)	(2.85)
Redemption fees added to paid in capital	—C,F	—C,F	—C,F	—C,F	—
Net asset value, end of period	$ 33.70	$ 32.01	$ 31.04	$ 23.44	$ 33.61
Total ReturnA,B	5.80%	3.38%	32.85%	(30.10)%	(17.67)%
Ratios to Average Net AssetsE
Expenses before reductions	67%	.68%	.67%	.67%	.68%
Expenses net of fee waivers, if any	67%	.68%	.67%	.67%	.68%
Expenses net of all reductions	63%	.65%	.64%	.61%	.65%
Net investment income (loss)	36%	.47%G	.28%	.25%	.19%
Supplemental Data
Net assets, end of period (000 omitted)	$6,726,655	$7,796,888	$8,594,509	$7,016,147	$11,458,659
Portfolio turnover rate	79%	72%	61%	90%	105%

A Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.
B Total returns would have been lower had certain expenses not been reduced during the periods shown.
C Calculated based on average shares outstanding during the period.
D Investment income per share reflects a special dividend which amounted to $.08 per share.
E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrange ments or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
F Amount represents less than $.01 per share.
G As a result in the change in the estimate of the return of capital components of dividend income realized in the year ended December 31, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended December 31, 2004 have been reduced by $.01 per share and .02%, respectively. The change in estimate has no impact on total net assets or total return of the class.

Financial Highlights Service Class
Years ended December 31,	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 31.88	$ 30.92	$ 23.34	$ 33.48	$ 43.51
Income from Investment Operations
Net investment income (loss)C	08	.11D,G	.05	.04	.03
Net realized and unrealized gain (loss)	1.72	.90	7.58	(10.14)	(7.24)
Total from investment operations	1.80	1.01	7.63	(10.10)	(7.21)
Distributions from net investment income	(.12)	(.05)	(.05)	(.04)	—
Distributions from net realized gain	—	—	—		(2.82)
Total distributions	(.12)	(.05)	(.05)	(.04)	(2.82)
Redemption fees added to paid in capital	—C,F	—C,F	—C,F	—C,F	—
Net asset value, end of period	$ 33.56	$ 31.88	$ 30.92	$ 23.34	$ 33.48
Total ReturnA,B	5.67%	3.26%	32.78%	(30.20)%	(17.74)%
Ratios to Average Net AssetsE
Expenses before reductions	77%	.78%	.77%	.77%	.78%
Expenses net of fee waivers, if any	77%	.78%	.77%	.77%	.78%
Expenses net of all reductions	73%	.75%	.74%	.71%	.75%
Net investment income (loss)	26%	.37%G	.18%	.15%	.09%
Supplemental Data
Net assets, end of period (000 omitted)	$1,086,172	$1,326,262	$1,401,298	$1,058,738	$1,655,758
Portfolio turnover rate	79%	72%	61%	90%	105%

A Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.
B Total returns would have been lower had certain expenses not been reduced during the periods shown.
C Calculated based on average shares outstanding during the period.
D Investment income per share reflects a special dividend which amounted to $.08 per share.
E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrange ments or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
F Amount represents less than $.01 per share.
G As a result in the change in the estimate of the return of capital components of dividend income realized in the year ended December 31, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended December 31, 2004 have been reduced by $.01 per share and .02%, respectively. The change in estimate has no impact on total net assets or total return of the class.

See accompanying notes which are an integral part of the financial statements.
VIP Growth Portfolio	64

Financial Highlights Service Class 2
Years ended December 31,	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 31.64	$ 30.72	$ 23.21	$ 33.34	$ 43.43
Income from Investment Operations
Net investment income (loss)C	03	.07D,G	.01	—F	(.02)
Net realized and unrealized gain (loss)	1.71	.89	7.53	(10.09)	(7.22)
Total from investment operations	1.74	.96	7.54	(10.09)	(7.24)
Distributions from net investment income	(.09)	(.04)	(.03)	(.04)	(.03)
Distributions from net realized gain	—	—	—	—	(2.82)
Total distributions	(.09)	(.04)	(.03)	(.04)	(2.85)
Redemption fees added to paid in capital	—C,F	—C,F	—C,F	—C,F	—
Net asset value, end of period	$ 33.29	$ 31.64	$ 30.72	$ 23.21	$ 33.34
Total ReturnA,B	5.50%	3.12%	32.54%	(30.30)%	(17.87)%
Ratios to Average Net AssetsE
Expenses before reductions	92%	.93%	.92%	.93%	.93%
Expenses net of fee waivers, if any	92%	.93%	.92%	.93%	.93%
Expenses net of all reductions	88%	.90%	.89%	.87%	.90%
Net investment income (loss)	11%	.22%G	.02%	(.01)%	(.06)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 858,587	$ 811,126	$ 609,798	$ 238,543	$ 191,475
Portfolio turnover rate	79%	72%	61%	90%	105%

A Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.
B Total returns would have been lower had certain expenses not been reduced during the periods shown.
C Calculated based on average shares outstanding during the period.
D Investment income per share reflects a special dividend which amounted to $.08 per share.
E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrange ments or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
F Amount represents less than $.01 per share.
G As a result in the change in the estimate of the return of capital components of dividend income realized in the year ended December 31, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended December 31, 2004 have been reduced by $.01 per share and .02%, respectively. The change in estimate has no impact on total net assets or total return of the class.

Financial Highlights Service Class 2R
Years ended December 31,	2005	2004	2003	2002G
Selected Per Share Data
Net asset value, beginning of period	$ 31.54	$ 30.65	$ 23.20	$ 31.05
Income from Investment Operations
Net investment income (loss)E	04	.07F,J	.01	(.01)
Net realized and unrealized gain (loss)	1.70	.88	7.51	(7.84)
Total from investment operations	1.74	.95	7.52	(7.85)
Distributions from net investment income	(.10)	(.06)	(.07)	—
Redemption fees added to paid in capitalE,I	—	—	—	—
Net asset value, end of period	$ 33.18	$ 31.54	$ 30.65	$ 23.20
Total ReturnB,C,D	5.52%	3.10%	32.54%	(25.28)%
Ratios to Average Net AssetsH
Expenses before reductions	92%	.93%	.92%	.96%A
Expenses net of fee waivers, if any	92%	.93%	.92%	.96%A
Expenses net of all reductions	88%	.90%	.90%	.90%A
Net investment income (loss)	12%	.22%J	.02%	(.03)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,409	$ 2,667	$ 1,369	$ 210
Portfolio turnover rate	79%	72%	61%	90%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.
D Total returns would have been lower had certain expenses not been reduced during the periods shown.
E Calculated based on average shares outstanding during the period.
F Investment income per share reflects a special dividend which amounted to $.08 per share.
G For the period April 24, 2002 (commencement of sale of shares) to December 31, 2002.
H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
I Amount represents less than $.01 per share.
J As a result in the change in the estimate of the return of capital components of dividend income realized in the year ended December 31, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended December 31, 2004 have been reduced by $.01 per share and .02%, respectively. The change in estimate has no impact on total net assets or total return of the class.

See accompanying notes which are an integral part of the financial statements.

65 Annual Report

Financial Highlights Investor Class

Year ended December 31,	2005F
Selected Per Share Data
Net asset value, beginning of period	$ 32.60
Income from Investment Operations
Net investment income (loss)E	03
Net realized and unrealized gain (loss)	1.04
Total from investment operations	1.07
Redemption fees added to paid in capitalE,H	—
Net asset value, end of period	$ 33.67
Total ReturnB,C,D	3.28%
Ratios to Average Net AssetsG
Expenses before reductions	83%A
Expenses net of fee waivers, if any	83%A
Expenses net of all reductions	79%A
Net investment income (loss)	23%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 24,166
Portfolio turnover rate	79%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.
D Total returns would have been lower had certain expenses not been reduced during the periods shown.
E Calculated based on average shares outstanding during the period.
F For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.
VIP Growth Portfolio	66

VIP Growth & Income Portfolio Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class’ dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns
Periods ended December 31, 2005	Past 1	Past 5	Life of
	year	years	fundA
VIP Growth & Income - Initial Class	7.63%	1.41%	7.28%
VIP Growth & Income - Service ClassB	7.53%	1.31%	7.17%
VIP Growth & Income - Service Class 2C	7.40%	1.15%	7.06%
VIP Growth & Income - Investor ClassD	7.56%	1.40%	7.40%

A From December 31, 1996.
B The initial offering of Service Class shares took place on November 3, 1997. Performance for Service Class shares reflects an asset based distribution fee (12b 1 fee), and returns prior to November 3, 1997 are those of Initial Class and do not include the effects of Service Class’ 12b 1 fee. Had Service Class shares’ 12b 1 fee been reflected, returns prior to November 3, 1997 would have been lower.
C The initial offering of Service Class 2 shares took place on January 12, 2000. Performance for Service Class 2 shares reflects an asset based distribution fee (12b 1 fee).
Returns from November 3, 1997 to January 12, 2000 are those of Service Class which reflect a different 12b 1 fee. Service Class 2 returns prior to November 3, 1997 are those of the Initial Class and do not include the effects of a 12b 1 fee. Had Service Class 2’s 12b 1 fee been reflected, returns prior to January 12, 2000 would have been lower.
D The initial offering of Investor Class shares took place on July 21, 2005. Returns prior to July 21, 2005 are those of Initial Class. If Investor Class’s transfer agent fee had been reflected, returns prior to July 21, 2005 would have been lower.

$10,000 Life of Fund

Let’s say hypothetically that $10,000 was invested in VIP Growth & Income Portfolio Initial Class on December 31, 1996, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Standard & Poor’s 500SM Index performed over the same period.

67 Annual Report

VIP Growth & Income Portfolio Management’s Discussion of Fund Performance

Comments from James Catudal, who became Portfolio Manager of VIP Growth & Income Portfolio on October 31, 2005

U.S. equity benchmarks generally had positive results for the 12 months ending December 31, 2005, the third consecutive year that stocks finished in the black. Energy and utilities were the two best performing sectors, contributing greatly to the 4.91% gain of the Standard & Poor’s 500SM Index. Elsewhere, the NASDAQ Composite® Index returned 2.13%, while the Dow Jones Industrial AverageSM rose 1.72% . The U.S. economy did not decelerate as much as many had predicted, despite eight short term interest rate hikes, record high energy prices and the devastation caused by Hurricane Katrina. Meanwhile, corporate America notched its 14th consecutive quarter of double digit earnings gains through the third quarter of the year, an unprecedented streak in market history. From a style perspective, large cap stocks ended the six year reign of small caps by a narrow margin, but mid caps finished well ahead of both categories. The gap between growth and value stocks also was relatively narrow, with value gaining a slight edge.

For the 12 months that ended December 31, 2005, VIP Growth & Income Portfolio outperformed the S&P 500® as well as the 5.60% return of LipperSM Variable Annuity Growth & Income Funds Average. (For specific portfolio performance results, please refer to the performance section of this report.)

Stock selection, especially in the second half of the year, drove fund performance relative to the index. The single biggest contributor was Internet search firm Google, which continued to surpass earnings expectations. Several energy holdings performed especially well, including independent refiner Valero Energy, oil field services company Halliburton and Ultra Petroleum, an exploration and production company. The fund sold the position in Ultra Petroleum before period end. Other standouts were Swiss health care company Alcon, which specializes in eye care products, and financial services company Goldman Sachs. Holding back results were investments in two media names that declined in value despite posting good earnings results: EchoStar Communications, a satellite television provider, and Omnicom, a global advertising, marketing and public relations firm. The fund eliminated the investments in both companies as well as in telecommunication services provider Verizon, which also had disappointing results. The fund reduced its position in another poor performer during the first half of the period, Smurfit Stone Container, a producer of cardboard containers. I’d like to point out that I’ve made some major changes to the portfolio during the past two months in search of attractive investments.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as invest ment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

VIP Growth & Income Portfolio 68

VIP Growth & Income Portfolio
Investment Changes

Top Ten Stocks as of December 31, 2005
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Microsoft Corp.	4.4	3.0
General Electric Co.	4.1	0.0
American International Group, Inc.	3.2	3.2
Johnson & Johnson	2.2	0.0
Exxon Mobil Corp.	2.2	4.2
UnitedHealth Group, Inc.	2.0	1.0
Bank of America Corp.	1.9	0.0
Wachovia Corp.	1.5	0.0
Schlumberger Ltd. (NY Shares)	1.4	1.0
Altria Group, Inc.	1.4	1.7
	24.3
Top Five Market Sectors as of December 31, 2005
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Financials	19.3	17.8
Information Technology	18.4	17.4
Health Care	15.8	7.7
Industrials	13.5	7.0
Consumer Discretionary	9.0	14.6

69 Annual Report

VIP Growth & Income Portfolio
Investments December 31, 2005
Showing Percentage of Net Assets

Common Stocks 96.0%
	Shares	Value (Note 1)

CONSUMER DISCRETIONARY 9.0%
Hotels, Restaurants & Leisure 1.4%
Ctrip.com International Ltd. sponsored ADR	20,000	$ 1,155,000
Kerzner International Ltd. (a)	40,000	2,750,000
Marriott International, Inc. Class A	55,000	3,683,350
Sonic Corp. (a)	160,000	4,720,000
Starbucks Corp. (a)	172,200	5,167,722
Wendy’s International, Inc.	64,700	3,575,322
Wynn Resorts Ltd. (a)(d)	35,400	1,941,690
		22,993,084
Household Durables 0.7%
Sharp Corp.	690,000	10,498,792
Internet & Catalog Retail 0.7%
eBay, Inc. (a)	222,500	9,623,125
Expedia, Inc. (a)	57,200	1,370,512
		10,993,637
Media 2.4%
CCE Spinco, Inc. (a)	10,625	139,188
Clear Channel Communications, Inc.	85,000	2,673,250
E.W. Scripps Co. Class A	175,000	8,403,500
Lamar Advertising Co. Class A (a)	74,200	3,423,588
News Corp. Class A	150,000	2,332,500
Time Warner, Inc.	440,700	7,685,808
Univision Communications, Inc. Class A (a)	188,900	5,551,771
Walt Disney Co.	205,000	4,913,850
XM Satellite Radio Holdings, Inc. Class A (a)	90,700	2,474,296
		37,597,751
Multiline Retail – 0.9%
Dollar General Corp.	137,500	2,622,125
JCPenney Co., Inc.	80,000	4,448,000
Target Corp.	141,600	7,783,752
		14,853,877
Specialty Retail 2.9%
Bed Bath & Beyond, Inc. (a)	126,600	4,576,590
Best Buy Co., Inc.	182,300	7,926,404
Chico’s FAS, Inc. (a)	10,000	439,300
Home Depot, Inc.	265,000	10,727,200
Lowe’s Companies, Inc.	79,500	5,299,470
PETsMART, Inc.	160,000	4,105,600
Staples, Inc.	386,000	8,766,060
Tiffany & Co., Inc.	125,000	4,786,250
		46,626,874

TOTAL CONSUMER DISCRETIONARY		143,564,015

CONSUMER STAPLES 5.5%
Beverages 0.8%
PepsiCo, Inc.	210,000	12,406,800

See accompanying notes which are an integral part of the financial statements.
VIP Growth & Income Portfolio	70

		Shares	Value (Note 1)
Food & Staples Retailing – 0.8%
CVS Corp.		258,300	$ 6,824,286
Safeway, Inc.		80,000	1,892,800
Wal Mart Stores, Inc.		90,200	4,221,360
			12,938,446
Food Products – 1.1%
Bunge Ltd.		82,600	4,675,986
Corn Products International, Inc.		26,500	633,085
Nestle SA sponsored ADR		158,900	11,877,775
			17,186,846
Household Products – 1.4%
Colgate Palmolive Co.		340,000	18,649,000
Procter & Gamble Co.		64,100	3,710,108
			22,359,108
Tobacco – 1.4%
Altria Group, Inc.		303,960	22,711,891

TOTAL CONSUMER STAPLES			87,603,091

ENERGY 8.8%
Energy Equipment & Services – 5.1%
Cooper Cameron Corp. (a)		420,000	17,388,000
Diamond Offshore Drilling, Inc.		300	20,868
ENSCO International, Inc.		245,000	10,865,750
Halliburton Co.		297,400	18,426,904
Nabors Industries Ltd. (a)		77,600	5,878,200
Schlumberger Ltd. (NY Shares)		234,700	22,801,105
Smith International, Inc.		11,900	441,609
Weatherford International Ltd. (a)		150,000	5,430,000
			81,252,436
Oil, Gas & Consumable Fuels 3.7%
ConocoPhillips		135,700	7,895,026
Exxon Mobil Corp.		607,000	34,095,190
Peabody Energy Corp.		61,600	5,077,072
Valero Energy Corp.		225,400	11,630,640
			58,697,928

TOTAL ENERGY			139,950,364

FINANCIALS 19.3%
Capital Markets 3.3%
Ameriprise Financial, Inc.		136,000	5,576,000
Ameritrade Holding Corp.		125,000	3,000,000
Charles Schwab Corp.		139,300	2,043,531
Franklin Resources, Inc.		31,600	2,970,716
Goldman Sachs Group, Inc.		65,300	8,339,463
Investors Financial Services Corp.		111,300	4,099,179
Merrill Lynch & Co., Inc.		187,200	12,679,056
Nomura Holdings, Inc. sponsored ADR		228,000	4,382,160
State Street Corp.		185,800	10,300,752
			53,390,857

See accompanying notes which are an integral part of the financial statements.
	71		Annual Report

71

VIP Growth & Income Portfolio
Investments - continued

Common Stocks continued
	Shares	Value (Note 1)

FINANCIALS – continued
Commercial Banks – 5.2%
Bank of America Corp.	664,800	$ 30,680,520
Mitsui Trust Holdings, Inc.	125,000	1,501,209
Mizuho Financial Group, Inc.	85	674,781
Nishi Nippon City Bank Ltd.	300,000	1,791,273
Standard Chartered PLC (United Kingdom)	239,600	5,341,660
Sumitomo Mitsui Financial Group, Inc.	250	2,650,439
Wachovia Corp.	449,700	23,771,142
Wells Fargo & Co.	263,400	16,549,422
		82,960,446
Consumer Finance – 0.7%
American Express Co.	118,600	6,103,156
Capital One Financial Corp. (d)	66,300	5,728,320
		11,831,476
Diversified Financial Services – 0.7%
Citigroup, Inc.	194,400	9,434,232
NETeller PLC (a)	112,600	1,424,772
		10,859,004
Insurance – 7.3%
AFLAC, Inc.	55,000	2,553,100
American International Group, Inc.	748,505	51,070,496
Endurance Specialty Holdings Ltd.	64,600	2,315,910
Everest Re Group Ltd.	55,000	5,519,250
Fidelity National Financial, Inc.	190,000	6,990,100
Fidelity National Title Group, Inc. Class A	70,000	1,704,500
Hartford Financial Services Group, Inc.	169,100	14,523,999
National Financial Partners Corp.	92,000	4,834,600
PartnerRe Ltd.	26,400	1,733,688
Prudential Financial, Inc.	106,700	7,809,373
PXRE Group Ltd.	205,700	2,665,872
W.R. Berkley Corp.	89,400	4,257,228
XL Capital Ltd. Class A	145,700	9,817,266
		115,795,382
Real Estate 0.4%
Equity Residential (SBI)	120,000	4,694,400
Vornado Realty Trust	15,900	1,327,173
		6,021,573
Thrifts & Mortgage Finance – 1.7%
Freddie Mac	104,200	6,809,470
Golden West Financial Corp., Delaware	152,600	10,071,600
Hudson City Bancorp, Inc.	410,000	4,969,200
Washington Mutual, Inc.	118,300	5,146,050
		26,996,320

TOTAL FINANCIALS		307,855,058

HEALTH CARE 15.8%
Biotechnology – 3.5%
Affymetrix, Inc. (a)	230,900	11,025,475

See accompanying notes which are an integral part of the financial statements.
VIP Growth & Income Portfolio	72

		Shares	Value (Note 1)
Amgen, Inc. (a)		222,300	$ 17,530,578
Biogen Idec, Inc. (a)		78,000	3,535,740
Cephalon, Inc. (a)		58,000	3,754,920
Genentech, Inc. (a)		500	46,250
ImClone Systems, Inc. (a)		24,300	832,032
Invitrogen Corp. (a)		135,300	9,016,392
MedImmune, Inc. (a)		60,000	2,101,200
Protein Design Labs, Inc. (a)		234,800	6,673,016
Serono SA sponsored ADR (d)		61,000	1,211,460
			55,727,063
Health Care Equipment & Supplies 2.2%
Alcon, Inc.		38,000	4,924,800
Baxter International, Inc.		201,100	7,571,415
Becton, Dickinson & Co.		135,000	8,110,800
Cooper Companies, Inc.		80,100	4,109,130
DJ Orthopedics, Inc. (a)		35,400	976,332
Medtronic, Inc.		79,200	4,559,544
Millipore Corp. (a)		1,000	66,040
St. Jude Medical, Inc. (a)		49,500	2,484,900
Zimmer Holdings, Inc. (a)		28,500	1,922,040
			34,725,001
Health Care Providers & Services 3.7%
Aetna, Inc.		64,800	6,111,288
American Healthways, Inc. (a)		30,000	1,357,500
American Retirement Corp. (a)		36,700	922,271
Brookdale Senior Living, Inc.		18,200	542,542
Cardinal Health, Inc.		76,300	5,245,625
Emdeon Corp. (a)		131,000	1,108,260
Henry Schein, Inc. (a)		209,200	9,129,488
IMS Health, Inc.		99,100	2,469,572
UnitedHealth Group, Inc.		524,200	32,573,788
			59,460,334
Pharmaceuticals 6.4%
Johnson & Johnson		589,100	35,404,910
Novartis AG sponsored ADR		143,800	7,546,624
Pfizer, Inc.		821,600	19,159,712
Roche Holding AG (participation certificate)		83,509	12,539,061
Schering Plough Corp.		190,800	3,978,180
Sepracor, Inc. (a)		40,000	2,064,000
Teva Pharmaceutical Industries Ltd. sponsored ADR		107,800	4,636,478
Wyeth		375,000	17,276,250
			102,605,215

TOTAL HEALTH CARE			252,517,613

INDUSTRIALS – 13.5%
Aerospace & Defense – 3.6%
Aviall, Inc. (a)		242,800	6,992,640
EDO Corp.		129,300	3,498,858
Goodrich Corp.		50,000	2,055,000
Honeywell International, Inc.		459,800	17,127,550

See accompanying notes which are an integral part of the financial statements.
	73		Annual Report

73

VIP Growth & Income Portfolio
Investments - continued

Common Stocks continued
	Shares	Value (Note 1)

INDUSTRIALS – continued
Aerospace & Defense – continued
The Boeing Co.	75,000	$ 5,268,000
United Technologies Corp.	404,300	22,604,413
		57,546,461
Air Freight & Logistics – 1.1%
Expeditors International of Washington, Inc.	48,294	3,260,328
FedEx Corp.	130,200	13,461,378
		16,721,706
Airlines – 0.3%
Southwest Airlines Co.	310,000	5,093,300
Commercial Services & Supplies 0.3%
Aramark Corp. Class B	90,000	2,500,200
Robert Half International, Inc.	40,100	1,519,389
		4,019,589
Construction & Engineering – 0.7%
McDermott International, Inc. (a)	261,800	11,678,898
Electrical Equipment 0.0%
Evergreen Solar, Inc. (a)	50,000	532,500
Industrial Conglomerates 5.3%
3M Co.	197,600	15,314,000
General Electric Co.	1,852,300	64,923,115
Tyco International Ltd.	145,000	4,184,700
		84,421,815
Machinery – 1.0%
Danaher Corp.	112,700	6,286,406
Deere & Co.	81,900	5,578,209
Pentair, Inc.	110,000	3,797,200
		15,661,815
Road & Rail 1.2%
Laidlaw International, Inc.	165,800	3,851,534
Landstar System, Inc.	46,246	1,930,308
Norfolk Southern Corp.	310,000	13,897,300
		19,679,142

TOTAL INDUSTRIALS		215,355,226

INFORMATION TECHNOLOGY 18.4%
Communications Equipment – 3.6%
Alcatel SA sponsored ADR (a)	228,200	2,829,680
Cisco Systems, Inc. (a)	649,300	11,116,016
Comverse Technology, Inc. (a)	77,065	2,049,158
Corning, Inc. (a)	685,600	13,478,896
Juniper Networks, Inc. (a)	219,600	4,897,080
Motorola, Inc.	353,700	7,990,083
QUALCOMM, Inc.	260,000	11,200,800
Research In Motion Ltd. (a)	53,100	3,505,591
		57,067,304
Computers & Peripherals 2.7%
Apple Computer, Inc. (a)	163,800	11,775,582

See accompanying notes which are an integral part of the financial statements.
VIP Growth & Income Portfolio	74

	Shares	Value (Note 1)
Dell, Inc. (a)	409,500	$ 12,280,905
EMC Corp. (a)	926,400	12,617,568
Hewlett Packard Co.	6,900	197,547
NEC Corp. sponsored ADR	76,200	471,678
Seagate Technology	114,500	2,288,855
Sun Microsystems, Inc. (a)	648,000	2,715,120
		42,347,255
Electronic Equipment & Instruments – 0.5%
Agilent Technologies, Inc. (a)	199,014	6,625,176
Symbol Technologies, Inc.	145,200	1,861,464
		8,486,640
Internet Software & Services 1.5%
Akamai Technologies, Inc. (a)	17,600	350,768
China Finance Online Co. Ltd. ADR (a)	56,800	372,608
Google, Inc. Class A (sub. vtg.) (a)	33,000	13,690,380
Yahoo! Japan Corp	1,137	1,726,161
Yahoo!, Inc. (a)	219,900	8,615,682
		24,755,599
IT Services 1.0%
First Data Corp.	171,400	7,371,914
Paychex, Inc.	207,200	7,898,464
		15,270,378
Semiconductors & Semiconductor Equipment – 4.0%
Altera Corp. (a)	192,600	3,568,878
Analog Devices, Inc.	170,000	6,097,900
ASML Holding NV (NY Shares) (a)	300,000	6,024,000
Entegris, Inc. (a)	98,800	930,696
Freescale Semiconductor, Inc. Class A (a)	302,800	7,627,532
Intel Corp.	905,800	22,608,768
Lam Research Corp. (a)	115,000	4,103,200
Microchip Technology, Inc.	105,400	3,388,610
National Semiconductor Corp.	253,000	6,572,940
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	83,600	828,476
Teradyne, Inc. (a)	140,000	2,039,800
		63,790,800
Software 5.1%
BEA Systems, Inc. (a)	260,000	2,444,000
Cognos, Inc. (a)	79,000	2,755,537
FileNET Corp. (a)	1,100	28,435
Microsoft Corp.	2,697,200	70,531,779
Oracle Corp. (a)	230,000	2,808,300
Symantec Corp. (a)	198,200	3,468,500
		82,036,551

TOTAL INFORMATION TECHNOLOGY		293,754,527

MATERIALS 3.2%
Chemicals 1.9%
Ashland, Inc.	180,000	10,422,000

See accompanying notes which are an integral part of the financial statements.

75 Annual Report

75

VIP Growth & Income Portfolio
Investments - continued

Common Stocks continued
		Shares	Value (Note 1)

MATERIALS – continued
Chemicals – continued
Monsanto Co.		96,010	$ 7,443,655
Praxair, Inc.		238,800	12,646,848
			30,512,503
Containers & Packaging – 0.2%
Smurfit Stone Container Corp. (a)		230,000	3,259,100
Metals & Mining – 1.1%
Alcoa, Inc.		160,000	4,731,200
Newmont Mining Corp.		246,200	13,147,080
			17,878,280

TOTAL MATERIALS			51,649,883

TELECOMMUNICATION SERVICES 1.5%
Diversified Telecommunication Services – 0.6%
AT&T, Inc.		302,600	7,410,674
Qwest Communications International, Inc. (a)		580,000	3,277,000
			10,687,674
Wireless Telecommunication Services – 0.9%
Nextel Partners, Inc. Class A (a)		235,000	6,565,900
Sprint Nextel Corp.		321,466	7,509,446
			14,075,346

TOTAL TELECOMMUNICATION SERVICES			24,763,020

UTILITIES 1.0%
Independent Power Producers & Energy Traders 0.6%
TXU Corp.		185,700	9,320,283

		Shares	Value (Note 1)
Multi-Utilities – 0.4%
Public Service Enterprise Group, Inc.		105,900	$ 6,880,323
TOTAL UTILITIES			16,200,606

TOTAL COMMON STOCKS
(Cost $1,435,009,084)		1,533,213,403

Money Market Funds 4.2%

Fidelity Cash Central Fund, 4.28% (b)		62,804,740	62,804,740
Fidelity Securities Lending Cash Central Fund, 4.35% (b)(c)		4,647,650	4,647,650
TOTAL MONEY MARKET FUNDS
(Cost $67,452,390)			67,452,390

TOTAL INVESTMENT PORTFOLIO 100.2%
(Cost $1,502,461,474)		1,600,665,793

NET OTHER ASSETS (0.2)%			(3,685,849)
NET ASSETS 100%		$ 1,596,979,944

See accompanying notes which are an integral part of the financial statements.
VIP Growth & Income Portfolio	76

Legend

(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.

(d) Security or a portion of the security is on loan at period end.

Affiliated Central Funds

Information regarding income received by the fund from the affiliated Central funds during the period is as follows:

Fund	Income received
Fidelity Cash Central Fund	$ 2,972,486
Fidelity Securities Lending Cash Central Fund	18,128
Total	$ 2,990,614

See accompanying notes which are an integral part of the financial statements.

77 Annual Report

VIP Growth & Income Portfolio

Financial Statements

Statement of Assets and Liabilities
	December 31, 2005

Assets
Investment in securities, at value (including securities loaned of $4,533,286) — See accompanying schedule:
Unaffiliated issuers (cost $1,435,009,084)	$1,533,213,403
Affiliated Central Funds (cost $67,452,390)	67,452,390
Total Investments (cost $1,502,461,474)		$1,600,665,793
Cash		88,393
Receivable for fund shares sold		434,737
Dividends receivable		1,469,324
Interest receivable		222,714
Prepaid expenses		7,556
Other receivables		281,277
Total assets		1,603,169,794

Liabilities
Payable for fund shares redeemed	$ 548,513
Accrued management fee	634,137
Distribution fees payable	158,079
Other affiliated payables	133,578
Other payables and accrued expenses	67,893
Collateral on securities loaned, at value	4,647,650
Total liabilities		6,189,850

Net Assets		$1,596,979,944
Net Assets consist of:
Paid in capital		$1,448,917,539
Undistributed net investment income		13,071,943
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		36,786,143
Net unrealized appreciation (depreciation) on investments		98,204,319
Net Assets		$1,596,979,944

Statement of Assets and Liabilities continued
	December 31, 2005

Initial Class:
Net Asset Value, offering price and redemption price per share ($606,101,885 ÷ 41,081,215 shares)		$14.75
Service Class:
Net Asset Value, offering price and redemption price per share ($384,526,645 ÷ 26,236,435 shares)		$14.66
Service Class 2:
Net Asset Value, offering price and redemption price per share ($596,787,338 ÷ 41,077,054 shares)		$14.53
Investor Class:
Net Asset Value, offering price and redemption price per share ($9,564,076 ÷ 648,822 shares)		$14.74

See accompanying notes which are an integral part of the financial statements.
VIP Growth & Income Portfolio	78
Statement of Operations
	Year ended December 31, 2005

Investment Income
Dividends		$20,302,284
Interest		154,557
Income from affiliated Central Funds (including $18,128 from security lending)		2,990,614
Total income		23,447,455

Expenses
Management fee	$7,365,883
Transfer agent fees	1,057,472
Distribution fees	1,746,694
Accounting and security lending fees	518,731
Independent trustees’ compensation	6,997
Custodian fees and expenses	45,672
Audit	51,284
Legal	5,128
Interest	9,146
Miscellaneous	191,042
Total expenses before reductions	10,998,049
Expense reductions	(873,199)	10,124,850

Net investment income (loss)		13,322,605
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	199,907,620
Foreign currency transactions	(21,184)
Total net realized gain (loss)		199,886,436
Change in net unrealized appreciation (depreciation) on investment securities		(101,373,471)
Net gain (loss)		98,512,965
Net increase (decrease) in net assets resulting from operations		$111,835,570

Statement of Changes in Net Assets
	Year ended	Year ended
	December 31,	December 31,
	2005	2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$13,322,605	$22,894,276
Net realized gain (loss)	199,886,436	6,132,638
Change in net unrealized appreciation (depreciation)	(101,373,471)	59,376,943
Net increase (decrease) in net assets resulting from operations	111,835,570	88,403,857
Distributions to shareholders from net investment income	(22,706,700)	(12,447,351)
Share transactions - net increase (decrease)	(123,504,452)	70,330,734
Total increase (decrease) in net assets	(34,375,582)	146,287,240

Net Assets
Beginning of period	1,631,355,526	1,485,068,286
End of period (including undistributed net investment income of $13,071,943 and undistributed net investment income
of $22,467,135, respectively)	$1,596,979,944	$1,631,355,526

See accompanying notes which are an integral part of the financial statements.

79 Annual Report

Financial Highlights Initial Class
Years ended December 31,	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 13.91	$ 13.26	$ 10.86	$ 13.19	$ 15.26
Income from Investment Operations
Net investment income (loss)C	13	.21D	.12	.15	.18
Net realized and unrealized gain (loss)	92.56		2.42	(2.32)	(1.45)
Total from investment operations	1.05	.77	2.54	(2.17)	(1.27)
Distributions from net investment income	(.21)	(.12)	(.14)	(.16)	(.19)
Distributions from net realized gain	—	—	—	—	(.61)
Total distributions	(.21)	(.12)	(.14)	(.16)	(.80)
Net asset value, end of period	$ 14.75	$ 13.91	$ 13.26	$ 10.86	$ 13.19
Total ReturnA,B	7.63%	5.80%	23.77%	(16.61)%	(8.75)%
Ratios to Average Net AssetsE
Expenses before reductions	59%	.60%	.59%	.59%	.58%
Expenses net of fee waivers, if any	59%	.60%	.59%	.59%	.58%
Expenses net of all reductions	54%	.60%	.59%	.58%	.56%
Net investment income (loss)	97%	1.58%	1.02%	1.30%	1.34%
Supplemental Data
Net assets, end of period (000 omitted)	$ 606,102	$ 704,460	$ 785,494	$ 638,124	$ 893,359
Portfolio turnover rate	206%	23%	25%	43%	58%

A Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.
B Total returns would have been lower had certain expenses not been reduced during the periods shown.
C Calculated based on average shares outstanding during the period.
D Investment income per share reflects a special dividend which amounted to $.05 per share.
E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights Service Class
Years ended December 31,	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 13.83	$ 13.18	$ 10.80	$ 13.12	$ 15.19
Income from Investment Operations
Net investment income (loss)C	12	.19D	.11	.14	.16
Net realized and unrealized gain (loss)	91.57		2.40	(2.31)	(1.44)
Total from investment operations	1.03	.76	2.51	(2.17)	(1.28)
Distributions from net investment income	(.20)	(.11)	(.13)	(.15)	(.18)
Distributions from net realized gain	—	—	—	—	(.61)
Total distributions	(.20)	(.11)	(.13)	(.15)	(.79)
Net asset value, end of period	$ 14.66	$ 13.83	$ 13.18	$ 10.80	$ 13.12
Total ReturnA,B	7.53%	5.75%	23.60%	(16.69)%	(8.85)%
Ratios to Average Net AssetsE
Expenses before reductions	69%	.70%	.69%	.69%	.68%
Expenses net of fee waivers, if any	69%	.70%	.69%	.69%	.68%
Expenses net of all reductions	64%	.70%	.69%	.68%	.66%
Net investment income (loss)	87%	1.48%	.92%	1.20%	1.24%
Supplemental Data
Net assets, end of period (000 omitted)	$ 384,527	$ 401,392	$ 357,585	$ 250,160	$ 281,194
Portfolio turnover rate	206%	23%	25%	43%	58%

A Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.
B Total returns would have been lower had certain expenses not been reduced during the periods shown.
C Calculated based on average shares outstanding during the period.
D Investment income per share reflects a special dividend which amounted to $.05 per share.
E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.
VIP Growth & Income Portfolio	80

Financial Highlights Service Class 2
Years ended December 31,	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 13.71	$ 13.09	$ 10.73	$ 13.07	$ 15.17
Income from Investment Operations
Net investment income (loss)C	10	.17D	.09	.12	.14
Net realized and unrealized gain (loss)	90.55		2.39	(2.30)	(1.44)
Total from investment operations	1.00	.72	2.48	(2.18)	(1.30)
Distributions from net investment income	(.18)	(.10)	(.12)	(.16)	(.19)
Distributions from net realized gain	—	—	—	—	(.61)
Total distributions	(.18)	(.10)	(.12)	(.16)	(.80)
Net asset value, end of period	$ 14.53	$ 13.71	$ 13.09	$ 10.73	$ 13.07
Total ReturnA,B	7.40%	5.52%	23.44%	(16.84)%	(9.01)%
Ratios to Average Net AssetsE
Expenses before reductions	84%	.85%	.85%	.85%	.84%
Expenses net of fee waivers, if any	84%	.85%	.85%	.85%	.84%
Expenses net of all reductions	79%	.85%	.84%	.84%	.82%
Net investment income (loss)	70%	1.33%	.76%	1.05%	1.08%
Supplemental Data
Net assets, end of period (000 omitted)	$ 596,787	$ 525,504	$ 341,989	$ 140,890	$ 76,237
Portfolio turnover rate	206%	23%	25%	43%	58%

A Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.
B Total returns would have been lower had certain expenses not been reduced during the periods shown.
C Calculated based on average shares outstanding during the period.
D Investment income per share reflects a special dividend which amounted to $.05 per share.
E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights Investor Class
Year ended December 31,	2005F
Selected Per Share Data
Net asset value, beginning of period	$ 13.64
Income from Investment Operations
Net investment income (loss)E	03
Net realized and unrealized gain (loss)	1.07
Total from investment operations	1.10
Net asset value, end of period	$ 14.74
Total ReturnB,C,D	8.06%
Ratios to Average Net AssetsG
Expenses before reductions	78%A
Expenses net of fee waivers, if any	78%A
Expenses net of all reductions	72%A
Net investment income (loss)	49%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,564
Portfolio turnover rate	206%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.
D Total returns would have been lower had certain expenses not been reduced during the periods shown.
E Calculated based on average shares outstanding during the period.
F For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

81 Annual Report

VIP Growth Opportunities Portfolio Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class’ dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns
Periods ended December 31, 2005	Past 1	Past 5	Past 10
	year	years	years
VIP Growth Opportunities - Initial Class	8.89%	0.28%	5.32%
VIP Growth Opportunities - Service ClassA	8.86%	0.18%	5.24%
VIP Growth Opportunities - Service Class 2B	8.68%	0.02%	5.14%
VIP Growth Opportunities - Investor ClassC	8.83%	0.26%	5.31%

A The initial offering of Service Class shares took place November 3, 1997. Performance for Service Class shares reflects an asset based service fee (12b 1 fee), and returns prior to November 3, 1997 are those of Initial Class and do not include the effects of Service Class 12b 1 fee. Had Service Class shares’ 12b 1 fee been reflected, returns prior to
November 3, 1997 would have been lower.
B The initial offering of Service Class 2 shares took place January 12, 2000. Performance for Service Class 2 shares reflects an asset based service fee (12b 1 fee). Returns from November 3, 1997 to January 12, 2000 are those of Service Class which reflect a different 12b 1 fee. Service Class 2 returns prior to November 3, 1997 are those of Initial
Class and do not include the effects of a 12b 1 fee. Had Service Class 2 shares’ 12b 1 fee been reflected, returns prior to January 12, 2000 would have been lower.
C The initial offering of Investor Class took place on July 21, 2005. Returns prior to July 21, 2005 are those of Initial Class. If Investor Class’s transfer agent fee had been reflected, returns prior to July 21, 2005 would have been lower.

$10,000 Over 10 Years

Let’s say hypothetically that $10,000 was invested in VIP Growth Opportunities Portfolio Initial Class on December 31, 1995. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

VIP Growth Opportunities Portfolio 82

VIP Growth Opportunities Portfolio Management’s Discussion of Fund Performance

Comments from John Porter, who became Portfolio Manager of VIP Growth Opportunities Portfolio on September 19, 2005

U.S. equity benchmarks generally had positive results for the 12 months ending December 31, 2005, the third consecutive year that stocks finished in the black. Energy and utilities were the two best performing sectors, contributing greatly to the 4.91% gain of the Standard & Poor’s 500SM Index. Elsewhere, the NASDAQ Composite® Index returned 2.13%, while the Dow Jones Industrial AverageSM rose 1.72% . The U.S. economy did not decelerate as much as many had predicted, despite eight short term interest rate hikes, record high energy prices and the devastation caused by Hurricane Katrina. Meanwhile, corporate America notched its 14th consecutive quarter of double digit earnings gains through the third quarter of the year, an unprecedented streak in market history. From a style perspective, large cap stocks ended the six year reign of small caps by a narrow margin, but mid caps finished well ahead of both categories. The gap between growth and value stocks also was relatively narrow, with value gaining a slight edge.

During the past year, the fund beat both the LipperSM Variable Annuity Growth Funds Average, which gained 7.67%, and the S&P 500®. (For specific portfolio performance results, please refer to the performance section of this report.) Strong stock selection drove the fund’s significant outperformance relative to the index, led by technology stocks Google and Yahoo!, two large holdings that benefited from strong growth in Internet advertising. In consumer discretionary an area I added to considerably, along with technology retailer eBay contributed to returns when its core online auction business regained momentum. Sizable positions in energy services companies Halliburton and Schlumberger performed well in the high oil price environment, while some good picks in health care and consumer staples including insurer UnitedHealth Group and consumer products giant Gillette, which was acquired by Procter & Gamble also contributed. Procter & Gamble is no longer held in the fund. On the other hand, several technology hardware and equipment stocks detracted from relative performance, including Network Appliance and Juniper Networks. Canada based Research In Motion, the manufacturer of the BlackBerry wireless communications device, also was weak due to concerns that alleged patent violations might cause the product’s withdrawal from the U.S. market. Symantec, the desktop security software giant, stumbled in response to a merger announce ment with VERITAS that was poorly received by the market. Elsewhere, weak results in the industrials and consumer durables/apparel, as well as an underweighting in surging utilities stocks, also worked against the fund.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as invest ment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

83 83 Annual Report

VIP Growth Opportunities Portfolio
Investment Changes

Top Ten Stocks as of December 31, 2005
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Google, Inc. Class A (sub. vtg.)	8.4	1.1
eBay, Inc.	5.8	0.0
Yahoo!, Inc.	5.4	1.2
UnitedHealth Group, Inc.	4.8	1.3
Sprint Nextel Corp.	3.7	0.0
Halliburton Co.	2.7	1.4
General Electric Co.	2.6	4.7
KB Home	2.5	0.0
D.R. Horton, Inc.	2.0	0.0
Research In Motion Ltd.	1.5	0.0
	39.4
Top Five Market Sectors as of December 31, 2005
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Information Technology	30.0	20.1
Consumer Discretionary	26.0	15.9
Health Care	12.7	12.5
Energy	10.1	7.9
Financials	8.8	14.1

VIP Growth Opportunities Portfolio 84

VIP Growth Opportunities Portfolio
Investments December 31, 2005
Showing Percentage of Net Assets

Common Stocks 99.3%
	Shares	Value (Note 1)

CONSUMER DISCRETIONARY 26.0%
Diversified Consumer Services 0.1%
Apollo Group, Inc. Class A (a)	7,000	$ 423,220
Hotels, Restaurants & Leisure 2.6%
Carnival Corp. unit	24,800	1,326,056
Harrah’s Entertainment, Inc.	10,600	755,674
Hilton Hotels Corp.	23,770	573,095
Las Vegas Sands Corp.	176,900	6,982,243
Sportingbet PLC	209,200	1,237,109
Starbucks Corp. (a)	21,400	642,214
Starwood Hotels & Resorts Worldwide, Inc. unit	28,800	1,839,168
Wynn Resorts Ltd. (a)	67,800	3,718,830
		17,074,389
Household Durables 7.3%
D.R. Horton, Inc.	380,533	13,596,444
Garmin Ltd. (d)	25,200	1,672,020
Harman International Industries, Inc.	27,700	2,710,445
KB Home	230,000	16,711,800
Lennar Corp. Class A	14,300	872,586
Pulte Homes, Inc.	145,100	5,711,136
Ryland Group, Inc.	24,900	1,796,037
Toll Brothers, Inc. (a)	160,900	5,573,576
		48,644,044
Internet & Catalog Retail 5.8%
eBay, Inc. (a)(d)	895,000	38,708,750
Overstock.com, Inc. (a)	7,200	202,680
Submarino SA	2,900	51,705
		38,963,135
Media 5.2%
Central European Media Enterprises Ltd. Class A (a)	3,500	202,650
Getty Images, Inc. (a)	500	44,635
Lamar Advertising Co. Class A (a)	7,100	327,594
McGraw Hill Companies, Inc.	40,366	2,084,097
Omnicom Group, Inc.	74,600	6,350,698
Time Warner, Inc.	432,000	7,534,080
Univision Communications, Inc.
Class A (a)	276,800	8,135,152
Walt Disney Co.	277,000	6,639,690
XM Satellite Radio Holdings, Inc.
Class A (a)	127,400	3,475,472
		34,794,068
Multiline Retail – 0.7%
Federated Department Stores, Inc.	10,900	722,997
Nordstrom, Inc.	28,100	1,050,940
Sears Holdings Corp. (a)	15,400	1,779,162
Target Corp.	22,300	1,225,831
		4,778,930

	Shares	Value (Note 1)
Specialty Retail 4.2%
Bed Bath & Beyond, Inc. (a)	10,800	$ 390,420
See accompanying notes which are an integral part of the financial statements.
85		Annual Report

85

VIP Growth Opportunities Portfolio
Investments - continued

	Shares	Value (Note 1)

Best Buy Co., Inc.	171,000	7,435,080
Chico’s FAS, Inc. (a)	88,800	3,900,984
Circuit City Stores, Inc.	251,300	5,676,867
Dick’s Sporting Goods, Inc. (a)(d)	10,700	355,668
Gamestop Corp. Class B (a)	21,600	624,240
Home Depot, Inc.	22,700	918,896
Lowe’s Companies, Inc.	12,100	806,586
Staples, Inc.	166,195	3,774,288
Urban Outfitters, Inc. (a)	125,000	3,163,750
Zumiez, Inc.	15,123	653,616
		27,700,395
Textiles, Apparel & Luxury Goods 0.1%
Coach, Inc. (a)	28,000	933,520
Under Armour, Inc. Class A	600	22,986
		956,506

TOTAL CONSUMER DISCRETIONARY		173,334,687

CONSUMER STAPLES 2.0%
Food & Staples Retailing – 0.5%
CVS Corp.	69,500	1,836,190
Wal Mart Stores, Inc.	19,210	899,028
Walgreen Co.	14,000	619,640
		3,354,858
Food Products – 0.2%
Nestle SA sponsored ADR	13,900	1,039,025
Tobacco – 1.3%
Altria Group, Inc.	118,720	8,870,758

TOTAL CONSUMER STAPLES		13,264,641

ENERGY 10.1%
Energy Equipment & Services – 6.8%
Baker Hughes, Inc.	107,600	6,539,928
BJ Services Co.	128,500	4,712,095
GlobalSantaFe Corp.	14,000	674,100
Grant Prideco, Inc. (a)	14,200	626,504
Halliburton Co.	296,700	18,383,532
National Oilwell Varco, Inc. (a)	28,900	1,812,030
Schlumberger Ltd. (NY Shares)	103,800	10,084,170
Transocean, Inc. (a)	39,000	2,717,910
		45,550,269
Oil, Gas & Consumable Fuels 3.3%
Amerada Hess Corp.	2,800	355,096
Anadarko Petroleum Corp	7,000	663,250
Apache Corp.	13,900	952,428
BP PLC sponsored ADR	17,690	1,136,052
Burlington Resources, Inc.	11,500	991,300
ConocoPhillips	21,600	1,256,688
EnCana Corp.	21,500	972,036
Exxon Mobil Corp.	140,000	7,863,800

See accompanying notes which are an integral part of the financial statements.
VIP Growth Opportunities Portfolio	86

Common Stocks continued
	Shares	Value (Note 1)

ENERGY – continued
Oil, Gas & Consumable Fuels – continued
Plains Exploration & Production Co. (a)	27,800	$ 1,104,494
Total SA sponsored ADR	7,000	884,800
Valero Energy Corp.	107,800	5,562,480
		21,742,424

TOTAL ENERGY		67,292,693

FINANCIALS – 8.8%
Capital Markets 3.0%
Ameritrade Holding Corp.	164,210	3,941,040
Calamos Asset Management, Inc.
Class A	14,000	440,300
Charles Schwab Corp.	34,900	511,983
E*TRADE Financial Corp. (a)	97,600	2,035,936
Federated Investors, Inc. Class B (non vtg.)	13,900	514,856
Goldman Sachs Group, Inc.	16,100	2,056,131
Lazard Ltd. Class A	49,200	1,569,480
Legg Mason, Inc.	3,600	430,884
Merrill Lynch & Co., Inc.	103,200	6,989,736
optionsXpress Holdings, Inc.	14,400	353,520
UBS AG (NY Shares)	12,600	1,198,890
		20,042,756
Commercial Banks – 1.0%
Bank of America Corp.	65,200	3,008,980
Standard Chartered PLC (United Kingdom)	34,900	778,063
Wachovia Corp.	26,800	1,416,648
Wells Fargo & Co.	27,300	1,715,259
		6,918,950
Consumer Finance – 0.4%
American Express Co.	58,500	3,010,410
Diversified Financial Services – 0.7%
IntercontinentalExchange, Inc.	33,350	1,212,273
JPMorgan Chase & Co.	27,900	1,107,351
NETeller PLC (a)	179,848	2,275,687
		4,595,311
Insurance – 3.3%
ACE Ltd.	86,930	4,645,539
AFLAC, Inc.	64,800	3,008,016
American International Group, Inc.	108,662	7,414,008
Aspen Insurance Holdings Ltd.	50,800	1,202,436
Axis Capital Holdings Ltd.	22,300	697,544
Genworth Financial, Inc. Class A (non vtg.)	115,200	3,983,616
Montpelier Re Holdings Ltd.	49,100	927,990
		21,879,149
Thrifts & Mortgage Finance – 0.4%
Countrywide Financial Corp.	35,600	1,217,164

See accompanying notes which are an integral part of the financial statements.

87 Annual Report

87

VIP Growth Opportunities Portfolio
Investments - continued

	Shares	Value (Note 1)
Fannie Mae	4,900	$ 239,169
Golden West Financial Corp., Delaware	13,900	917,400
		2,373,733

TOTAL FINANCIALS		58,820,309

HEALTH CARE 12.7%
Biotechnology – 1.5%
Amgen, Inc. (a)	34,200	2,697,012
Genentech, Inc. (a)	34,500	3,191,250
Gilead Sciences, Inc. (a)	42,600	2,242,038
ImClone Systems, Inc. (a)	14,379	492,337
MedImmune, Inc. (a)	28,500	998,070
		9,620,707
Health Care Equipment & Supplies 2.2%
Alcon, Inc.	15,900	2,060,640
Becton, Dickinson & Co.	81,000	4,866,480
C.R. Bard, Inc.	100,800	6,644,736
Foxhollow Technologies, Inc. (a)	100	2,979
Kinetic Concepts, Inc. (a)	32,400	1,288,224
		14,863,059
Health Care Providers & Services 5.4%
Aetna, Inc.	7,000	660,170
UnitedHealth Group, Inc.	510,800	31,741,112
WebMD Health Corp. Class A	4,400	127,820
WellPoint, Inc. (a)	41,100	3,279,369
		35,808,471
Pharmaceuticals 3.6%
Allergan, Inc.	28,600	3,087,656
Johnson & Johnson	65,900	3,960,590
Novartis AG sponsored ADR	32,600	1,710,848
Pfizer, Inc.	298,693	6,965,521
Roche Holding AG (participation certificate)	14,405	2,162,943
Sepracor, Inc. (a)	36,000	1,857,600
Wyeth	94,700	4,362,829
		24,107,987

TOTAL HEALTH CARE		84,400,224

INDUSTRIALS – 4.6%
Aerospace & Defense – 0.2%
Honeywell International, Inc.	41,600	1,549,600
Air Freight & Logistics – 0.3%
FedEx Corp.	18,700	1,933,393
Commercial Services & Supplies 0.3%
Robert Half International, Inc.	45,760	1,733,846
Construction & Engineering – 0.7%
Fluor Corp.	59,500	4,596,970

See accompanying notes which are an integral part of the financial statements.
VIP Growth Opportunities Portfolio	88

Common Stocks continued
		Shares	Value (Note 1)

INDUSTRIALS – continued
Electrical Equipment 0.3%
ABB Ltd. sponsored ADR (a)		144,000	$ 1,399,680
Rockwell Automation, Inc.		7,100	420,036
			1,819,716
Industrial Conglomerates 2.6%
General Electric Co.		501,350	17,572,318
Road & Rail 0.2%
Burlington Northern Santa Fe Corp.		10,700	757,774
Laidlaw International, Inc.		34,800	808,404
			1,566,178

TOTAL INDUSTRIALS			30,772,021

INFORMATION TECHNOLOGY 30.0%
Communications Equipment – 5.4%
F5 Networks, Inc. (a)		29,700	1,698,543
Juniper Networks, Inc. (a)		327,650	7,306,595
Motorola, Inc.		148,600	3,356,874
Nokia Corp. sponsored ADR		235,400	4,307,820
QUALCOMM, Inc.		212,800	9,167,424
Research In Motion Ltd. (a)		156,800	10,351,727
			36,188,983
Computers & Peripherals 2.6%
Apple Computer, Inc. (a)		104,500	7,512,505
Dell, Inc. (a)		24,800	743,752
EMC Corp. (a)		271,700	3,700,554
Network Appliance, Inc. (a)		205,700	5,553,900
			17,510,711
Electronic Equipment & Instruments – 0.1%
Cogent, Inc. (a)		28,800	653,184
Sunpower Corp. Class A		500	16,995
			670,179
Internet Software & Services 14.7%
Google, Inc. Class A (sub. vtg.) (a)		133,800	55,508,266
NetEase.com, Inc. sponsored ADR (a)(d)		14,200	797,472
Yahoo! Japan Corp		3,595	5,457,827
Yahoo!, Inc. (a)		920,800	36,076,944
			97,840,509
IT Services 1.3%
First Data Corp.		205,100	8,821,351
Semiconductors & Semiconductor Equipment – 3.1%
Altera Corp. (a)		69,700	1,291,541
Analog Devices, Inc.		103,000	3,694,610
Freescale Semiconductor, Inc. Class B (a)		96,286	2,423,519
Intel Corp.		128,810	3,215,098
Linear Technology Corp.		27,900	1,006,353
Marvell Technology Group Ltd. (a)		49,900	2,798,891
National Semiconductor Corp.		138,500	3,598,230

See accompanying notes which are an integral part of the financial statements.
	89		Annual Report

VIP Growth Opportunities Portfolio
Investments - continued

	Shares	Value (Note 1)
NVIDIA Corp. (a)	14,000	$ 511,840
Texas Instruments, Inc.	59,100	1,895,337
		20,435,419
Software 2.8%
Activision, Inc. (a)	405,466	5,571,103
Autodesk, Inc. (a)	42,800	1,838,260
Microsoft Corp.	113,400	2,965,410
Symantec Corp. (a)	455,778	7,976,115
		18,350,888

TOTAL INFORMATION TECHNOLOGY		199,818,040

MATERIALS 1.1%
Chemicals 1.1%
Monsanto Co.	15,200	1,178,456
Praxair, Inc.	120,400	6,376,384
		7,554,840

TELECOMMUNICATION SERVICES 3.8%
Wireless Telecommunication Services – 3.8%
American Tower Corp. Class A (a)	14,400	390,240
Crown Castle International Corp. (a)	10,800	290,628
SBA Communications Corp. Class A (a)	14,400	257,760
Sprint Nextel Corp.	1,045,500	24,422,880
		25,361,508

UTILITIES 0.2%
Electric Utilities – 0.2%
Exelon Corp.	21,600	1,147,824
TOTAL COMMON STOCKS
(Cost $530,373,135)		661,766,787

Money Market Funds 5.1%

Fidelity Cash Central Fund, 4.28% (b)	1,999,525	1,999,525
Fidelity Securities Lending Cash Central Fund, 4.35% (b)(c)	31,810,925	31,810,925
TOTAL MONEY MARKET FUNDS
(Cost $33,810,450)		33,810,450

TOTAL INVESTMENT PORTFOLIO 104.4%
(Cost $564,183,585)		695,577,237

NET OTHER ASSETS (4.4)%		(29,376,864)
NET ASSETS 100%		$ 666,200,373

See accompanying notes which are an integral part of the financial statements.
VIP Growth Opportunities Portfolio	90

Legend

(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.

(d) Security or a portion of the security is on loan at period end.

Affiliated Central Funds

Information regarding income received by the fund from the affiliated Central funds during the period is as follows:

Fund	Income received
Fidelity Cash Central Fund	$ 453,920
Fidelity Securities Lending Cash Central Fund	628,062
Total	$ 1,081,982

Income Tax Information

At December 31, 2005, the fund had a capital loss carryforward of approximately $190,130,062 of which $74,515,185 and $115,614,877 will expire on December 31, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

91 Annual Report

VIP Growth Opportunities Portfolio

Financial Statements

Statement of Assets and Liabilities
	December 31, 2005

Assets
Investment in securities, at value (including securities loaned of $30,759,741) — See accompanying schedule:
Unaffiliated issuers (cost $530,373,135)	$ 661,766,787
Affiliated Central Funds (cost $33,810,450)	33,810,450
Total Investments (cost $564,183,585)		$695,577,237
Receivable for investments sold		5,628,507
Receivable for fund shares sold		178,830
Dividends receivable		519,089
Interest receivable		10,985
Prepaid expenses		3,304
Other receivables		123,007
Total assets		702,040,959

Liabilities
Payable for investments purchased	$ 2,245,216
Payable for fund shares redeemed	1,321,444
Accrued management fee	323,772
Distribution fees payable	29,848
Other affiliated payables	59,392
Other payables and accrued expenses	49,989
Collateral on securities loaned, at value	31,810,925
Total liabilities		35,840,586

Net Assets		$666,200,373
Net Assets consist of:
Paid in capital		$721,658,994
Undistributed net investment income		3,933,365
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(190,785,581)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		131,393,595
Net Assets		$666,200,373

Statement of Assets and Liabilities continued
	December 31, 2005

Initial Class:
Net Asset Value, offering price
and redemption price
per share ($400,643,585 ÷ 23,102,952 shares)		$17.34
Service Class:
Net Asset Value, offering price
and redemption price
per share ($200,797,838 ÷ 11,589,782 shares)		$17.33
Service Class 2:
Net Asset Value, offering price
and redemption price
per share ($60,405,723 ÷ 3,506,828 shares)		$17.23
Investor Class:
Net Asset Value, offering price
and redemption price per share ($4,353,227 ÷ 251,224 shares)		$17.33

See accompanying notes which are an integral part of the financial statements.
VIP Growth Opportunities Portfolio	92

Statement of Operations
	Year ended December 31, 2005

Investment Income
Dividends		$7,672,433
Interest		477
Income from affiliated Central Funds (including $628,062 from security lending)		1,081,982
Total income		8,754,892

Expenses
Management fee	$ 3,860,769
Transfer agent fees	471,061
Distribution fees	339,034
Accounting and security lending fees	259,528
Independent trustees’ compensation	3,043
Custodian fees and expenses	31,916
Audit	46,589
Legal	3,635
Miscellaneous	52,393
Total expenses before reductions	5,067,968
Expense reductions	(313,468)	4,754,500

Net investment income (loss)		4,000,392
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	76,610,223
Foreign currency transactions	8,727
Total net realized gain (loss)		76,618,950
Change in net unrealized appreciation (depreciation) on:
Investment securities	(25,503,259)
Assets and liabilities in foreign currencies	(57)
Total change in net unrealized appreciation (depreciation)		(25,503,316)
Net gain (loss)		51,115,634
Net increase (decrease) in net assets resulting from operations		$55,116,026

Statement of Changes in Net Assets
	Year ended	Year ended
	December 31,	December 31,
	2005	2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,000,392	$6,314,997
Net realized gain (loss)	76,618,950	14,949,483
Change in net unrealized appreciation (depreciation)	(25,503,316)	26,748,507
Net increase (decrease) in net assets resulting from operations	55,116,026	48,012,987
Distributions to shareholders from net investment income	(6,184,820)	(3,865,122)
Share transactions - net increase (decrease)	(116,534,058)	(85,843,295)
Total increase (decrease) in net assets	(67,602,852)	(41,695,430)

Net Assets
Beginning of period	733,803,225	775,498,655
End of period (including undistributed net investment income of $3,933,365 and undistributed net investment income of
$6,108,550, respectively)	$ 666,200,373	$733,803,225

See accompanying notes which are an integral part of the financial statements.

93		Annual Report

Financial Highlights Initial Class
Years ended December 31,	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 16.07	$ 15.07	$ 11.71	$ 15.13	$ 17.74
Income from Investment Operations
Net investment income (loss)C	10	.14D	.08	.09	.12
Net realized and unrealized gain (loss)	1.32	.94	3.38	(3.37)	(2.67)
Total from investment operations	1.42	1.08	3.46	(3.28)	(2.55)
Distributions from net investment income	(.15)	(.08)	(.10)	(.14)	(.06)
Net asset value, end of period	$ 17.34	$ 16.07	$ 15.07	$ 11.71	$ 15.13
Total ReturnA,B	8.89%	7.19%	29.87%	(21.84)%	(14.42)%
Ratios to Average Net AssetsE
Expenses before reductions	70%	.72%	.72%	.70%	.69%
Expenses net of fee waivers, if any	70%	.72%	.72%	.70%	.69%
Expenses net of all reductions	65%	.70%	.70%	.66%	.67%
Net investment income (loss)	65%	.91%	.64%	.68%	.79%
Supplemental Data
Net assets, end of period (000 omitted)	$ 400,644	$ 459,975	$ 490,710	$ 403,476	$ 652,493
Portfolio turnover rate	123%	65%	62%	60%	89%

A Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.
B Total returns would have been lower had certain expenses not been reduced during the periods shown.
C Calculated based on average shares outstanding during the period.
D Investment income per share reflects a special dividend which amounted to $.04 per share.
E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrange ments or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights Service Class
Years ended December 31,	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 16.05	$ 15.06	$ 11.70	$ 15.11	$ 17.71
Income from Investment Operations
Net investment income (loss)C	09	.12D	.07	.08	.11
Net realized and unrealized gain (loss)	1.32	.94	3.37	(3.37)	(2.67)
Total from investment operations	1.41	1.06	3.44	(3.29)	(2.56)
Distributions from net investment income	(.13)	(.07)	(.08)	(.12)	(.04)
Net asset value, end of period	$ 17.33	$ 16.05	$ 15.06	$ 11.70	$ 15.11
Total ReturnA,B	8.86%	7.06%	29.66%	(21.92)%	(14.49)%
Ratios to Average Net AssetsE
Expenses before reductions	80%	.82%	.82%	.80%	.79%
Expenses net of fee waivers, if any	80%	.82%	.82%	.80%	.79%
Expenses net of all reductions	75%	.80%	.80%	.77%	.77%
Net investment income (loss)	54%	.81%	.54%	.58%	.69%
Supplemental Data
Net assets, end of period (000 omitted)	$ 200,798	$ 212,890	$ 224,660	$ 188,318	$ 278,446
Portfolio turnover rate	123%	65%	62%	60%	89%

A Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.
B Total returns would have been lower had certain expenses not been reduced during the periods shown.
C Calculated based on average shares outstanding during the period.
D Investment income per share reflects a special dividend which amounted to $.04 per share.
E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrange ments or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.
VIP Growth Opportunities Portfolio	94

Financial Highlights Service Class 2
Years ended December 31,	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 15.96	$ 14.98	$ 11.64	$ 15.04	$ 17.68
Income from Investment Operations
Net investment income (loss)C	06	.10D	.05	.05	.08
Net realized and unrealized gain (loss)	1.32	.93	3.35	(3.34)	(2.66)
Total from investment operations	1.38	1.03	3.40	(3.29)	(2.58)
Distributions from net investment income	(.11)	(.05)	(.06)	(.11)	(.06)
Net asset value, end of period	$ 17.23	$ 15.96	$ 14.98	$ 11.64	$ 15.04
Total ReturnA,B	8.68%	6.89%	29.40%	(22.01)%	(14.64)%
Ratios to Average Net AssetsE
Expenses before reductions	96%	.98%	.99%	.97%	.95%
Expenses net of fee waivers, if any	96%	.98%	.99%	.97%	.95%
Expenses net of all reductions	92%	.96%	.96%	.94%	.93%
Net investment income (loss)	38%	.65%	.37%	.41%	.53%
Supplemental Data
Net assets, end of period (000 omitted)	$ 60,406	$ 60,938	$ 60,129	$ 41,486	$ 44,643
Portfolio turnover rate	123%	65%	62%	60%	89%

A Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.
B Total returns would have been lower had certain expenses not been reduced during the periods shown.
C Calculated based on average shares outstanding during the period.
D Investment income per share reflects a special dividend which amounted to $.04 per share.
E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrange ments or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights Investor Class

Year ended December 31,	2005F
Selected Per Share Data
Net asset value, beginning of period	$ 16.20
Income from Investment Operations
Net investment income (loss)E	02
Net realized and unrealized gain (loss)	1.11
Total from investment operations	1.13
Net asset value, end of period	$ 17.33
Total ReturnB,C,D	6.98%
Ratios to Average Net AssetsG
Expenses before reductions	87%A
Expenses net of fee waivers, if any	87%A
Expenses net of all reductions	83%A
Net investment income (loss)	33%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,353
Portfolio turnover rate	123%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.
D Total returns would have been lower had certain expenses not been reduced during the periods shown.
E Calculated based on average shares outstanding during the period.
F For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

95 Annual Report

VIP Index 500 Portfolio Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of a class’ dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. Perfor mance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns
Periods ended December 31, 2005	Past 1	Past 5	Past 10
	year	years	years
VIP Index 500 Initial Class	4.82%	0.35%	8.81%
VIP Index 500 Service ClassA	4.71%	0.25%	8.75%
VIP Index 500 Service Class 2B	4.55%	0.10%	8.65%

A The initial offering of Service Class shares took place on July 7, 2000. Performance for Service Class shares reflects an asset based service fee (12b 1 fee), and returns prior to July 7, 2000 are those of Initial Class and do not include the effects of Service Class’ 12b 1 fee. Had Service Class shares’ 12b 1 fee been reflected, returns prior to
July 7, 2000 would have been lower.
B The initial offering of Service Class 2 shares took place on January 12, 2000. Performance for Service Class 2 shares reflects an asset based service fee (12b 1 fee), and returns prior to January 12, 2000 are those of Initial Class and do not include the effects of Service Class 2’s 12b 1 fee. Had Service Class 2 shares’ 12b 1 fee been reflected, returns prior to January 12, 2000 would have been lower.

$10,000 Over 10 Years

Let’s say hypothetically that $10,000 was invested in VIP Index 500 Portfolio Initial Class on December 31, 1995. The chart shows how the value of your investment would have changed, and also shows how the Standard & Poor’sSM 500 Index performed over the same period.

VIP Index 500 Portfolio 96

VIP Index 500 Portfolio Management’s Discussion of Fund Performance

Comments from Jeffrey Adams, who oversees the VIP Index 500 Portfolio’s investment management team as Head of Indexing for Geode Capital Management, LLC

U.S. equity benchmarks generally had positive results for the 12 months ending December 31, 2005, the third consecutive year that stocks finished in the black. Energy and utilities were the two best performing sectors, contributing greatly to the 4.91% gain of the Standard & Poor’s 500SM Index. Elsewhere, the Dow Jones Industrial AverageSM rose 1.72% . The U.S. economy did not decelerate as much as many had predicted, despite eight short term interest rate hikes, record high energy prices and the devastation caused by Hurricane Katrina. Meanwhile, corporate America notched its 14th consecutive quarter of double digit earnings gains through the third quarter of the year, an unprecedented streak in market history. From a style perspective, large cap stocks ended the six year reign of small caps by a narrow margin, but mid caps finished well ahead of both categories. The gap between growth and value stocks also was relatively narrow, with value gaining a slight edge.

The fund performed roughly in line with the market, as represented by the S&P 500®, during the 12 months ending December 31, 2005. During that same time frame, the fund’s peer group average, the LipperSM Variable Annuity S&P 500 Index Objective Funds Average, returned 4.52% . (For specific portfolio performance results, please refer to the performance section of this report.) Energy stocks were particular standouts, as the sector benefited greatly from the strength in oil and natural gas prices during most of 2005. On the negative side, the consumer discretionary sector was a notable detractor, with automotive stocks bringing up the rear. In energy, Exxon Mobil, ConocoPhillips and Schlumberger all had a very good year. In the lagging technology sector, Apple Computer was a solid performer. The company’s shares soared on strong sales of its iPod digital music player, as well as optimism that higher iPod sales could lead to greater interest in Apple’s more profitable Macintosh computer line. Conversely, Dell was a noteworthy underperformer in the tech space. The direct retailer of personal computers and consumer electronics has been battling fierce global competition, and its severe price cutting contributed to missed sales targets in August and October. Online auction house eBay also disappointed, with its shares falling sharply early in the period on weaker than expected earnings and revenues. Other negative performers for the year included drug maker Pfizer and retail giant Wal Mart.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as invest ment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

97 97 Annual Report

VIP Index 500 Portfolio
Investment Changes

Top Ten Stocks as of December 31, 2005
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
General Electric Co.	3.3	3.3
Exxon Mobil Corp.	3.1	3.3
Citigroup, Inc.	2.2	2.2
Microsoft Corp.	2.1	2.3
Procter & Gamble Co.	1.7	1.2
Johnson & Johnson	1.6	1.7
Bank of America Corp.	1.6	1.7
American International Group,
Inc.	1.6	1.4
Pfizer, Inc.	1.5	1.9
Altria Group, Inc.	1.4	1.2
	20.1
Market Sectors as of December 31, 2005
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Financials	21.3	20.0
Information Technology	15.1	14.9
Health Care	13.3	13.2
Industrials	11.3	11.0
Consumer Discretionary	10.9	11.2
Consumer Staples	9.5	10.0
Energy	9.3	8.7
Utilities	3.4	3.4
Telecommunication Services	3.0	3.1
Materials	3.0	2.9

Asset Allocation

To match the Standard & Poor’s 500 Index, the VIP Index 500 Portfolio seeks 100% investment exposure to stocks at all times.

VIP Index 500 Portfolio 98

VIP Index 500 Portfolio
Investments December 31, 2005
Showing Percentage of Net Assets

Common Stocks 100.1%
	Shares	Value (Note 1)

CONSUMER DISCRETIONARY 10.9%
Auto Components – 0.2%
Cooper Tire & Rubber Co.	15,375	$ 235,545
Dana Corp.	37,708	270,743
Goodyear Tire & Rubber Co. (a)(d)	44,233	768,770
Johnson Controls, Inc.	48,388	3,527,969
		4,803,027
Automobiles – 0.4%
Ford Motor Co.	465,799	3,595,968
General Motors Corp. (d)	141,802	2,753,795
Harley Davidson, Inc.	68,861	3,545,653
		9,895,416
Distributors 0.1%
Genuine Parts Co.	43,511	1,911,003
Diversified Consumer Services 0.1%
Apollo Group, Inc. Class A (a)	36,491	2,206,246
H&R Block, Inc.	82,156	2,016,930
		4,223,176
Hotels, Restaurants & Leisure 1.5%
Carnival Corp. unit	108,635	5,808,713
Darden Restaurants, Inc.	32,837	1,276,703
Harrah’s Entertainment, Inc.	46,083	3,285,257
Hilton Hotels Corp.	82,259	1,983,264
International Game Technology	84,491	2,600,633
Marriott International, Inc. Class A	41,277	2,764,321
McDonald’s Corp.	315,589	10,641,661
Starbucks Corp. (a)	192,695	5,782,777
Starwood Hotels & Resorts Worldwide, Inc. unit	54,973	3,510,576
Wendy’s International, Inc.	29,148	1,610,718
Yum! Brands, Inc.	70,978	3,327,449
		42,592,072
Household Durables 0.7%
Black & Decker Corp.	19,662	1,709,808
Centex Corp.	32,033	2,290,039
D.R. Horton, Inc.	68,258	2,438,858
Fortune Brands, Inc.	36,638	2,858,497
KB Home	19,630	1,426,316
Leggett & Platt, Inc.	46,130	1,059,145
Lennar Corp. Class A	34,441	2,101,590
Maytag Corp.	20,099	378,263
Newell Rubbermaid, Inc.	69,082	1,642,770
Pulte Homes, Inc.	53,794	2,117,332
Snap On, Inc.	14,526	545,597
The Stanley Works	18,240	876,250
Whirlpool Corp.	16,917	1,416,968
		20,861,433

See accompanying notes which are an integral part of the financial statements.

99 Annual Report

99

99

VIP Index 500 Portfolio
Investments - continued

	Shares	Value (Note 1)
Internet & Catalog Retail 0.6%
Amazon.com, Inc. (a)	76,908	$ 3,626,212
eBay, Inc. (a)	286,581	12,394,628
		16,020,840
Leisure Equipment & Products 0.2%
Brunswick Corp.	24,188	983,484
Eastman Kodak Co. (d)	72,016	1,685,174
Hasbro, Inc.	44,722	902,490
Mattel, Inc.	101,257	1,601,886
		5,173,034
Media 3.4%
CCE Spinco, Inc. (a)(d)	11	144
Clear Channel Communications, Inc.	135,537	4,262,639
Comcast Corp. Class A (a)	544,507	14,135,402
Dow Jones & Co., Inc.	14,794	525,039
E.W. Scripps Co. Class A	21,597	1,037,088
Gannett Co., Inc.	60,153	3,643,467
Interpublic Group of Companies, Inc. (a)	107,955	1,041,766
Knight Ridder, Inc.	17,401	1,101,483
McGraw Hill Companies, Inc.	94,007	4,853,581
Meredith Corp.	10,510	550,093
News Corp. Class A	610,157	9,487,941
Omnicom Group, Inc.	45,213	3,848,983
The New York Times Co. Class A	36,381	962,277
Time Warner, Inc.	1,169,157	20,390,098
Tribune Co.	65,651	1,986,599
Univision Communications, Inc.
Class A (a)(d)	56,065	1,647,750
Viacom, Inc. Class B (non vtg) (f)	440,077	14,346,510
Walt Disney Co.	482,348	11,561,882
		95,382,742
Multiline Retail – 1.1%
Big Lots, Inc. (a)	28,571	343,138
Dillard’s, Inc. Class A	15,446	383,370
Dollar General Corp.	79,395	1,514,063
Family Dollar Stores, Inc.	38,933	965,149
Federated Department Stores, Inc.	68,259	4,527,619
JCPenney Co., Inc.	58,235	3,237,866
Kohl’s Corp. (a)	86,447	4,201,324
Nordstrom, Inc.	54,815	2,050,081
Sears Holdings Corp. (a)	25,027	2,891,369
Target Corp.	220,457	12,118,521
		32,232,500
Specialty Retail 2.2%
AutoNation, Inc. (a)	45,398	986,499
AutoZone, Inc. (a)	13,844	1,270,187
Bed Bath & Beyond, Inc. (a)	74,438	2,690,934
Best Buy Co., Inc.	102,489	4,456,222
Circuit City Stores, Inc.	39,273	887,177
Gap, Inc.	143,920	2,538,749
Home Depot, Inc.	532,668	21,562,401

See accompanying notes which are an integral part of the financial statements.
VIP Index 500 Portfolio	100

Common Stocks continued
		Shares	Value (Note 1)

CONSUMER DISCRETIONARY – continued
Specialty Retail – continued
Limited Brands, Inc.		87,320	$ 1,951,602
Lowe’s Companies, Inc.		196,067	13,069,826
Office Depot, Inc. (a)		77,446	2,431,804
OfficeMax, Inc.		17,753	450,216
RadioShack Corp.		33,757	709,910
Sherwin Williams Co.		28,150	1,278,573
Staples, Inc.		183,397	4,164,946
Tiffany & Co., Inc.		35,668	1,365,728
TJX Companies, Inc.		115,519	2,683,506
			62,498,280
Textiles, Apparel & Luxury Goods 0.4%
Coach, Inc. (a)		95,303	3,177,402
Jones Apparel Group, Inc		29,294	899,912
Liz Claiborne, Inc.		26,742	957,898
NIKE, Inc. Class B		47,667	4,137,019
Reebok International Ltd.		13,204	768,869
VF Corp.		22,302	1,234,193
			11,175,293

TOTAL CONSUMER DISCRETIONARY			306,768,816

CONSUMER STAPLES 9.5%
Beverages 2.1%
Anheuser Busch Companies, Inc.		194,667	8,362,894
Brown Forman Corp. Class B (non vtg.)		20,830	1,443,936
Coca Cola Enterprises, Inc.		75,990	1,456,728
Constellation Brands, Inc. Class A (sub. vtg.) (a)		49,331	1,293,952
Molson Coors Brewing Co. Class B		14,157	948,377
Pepsi Bottling Group, Inc.		34,378	983,555
PepsiCo, Inc.		416,045	24,579,939
The Coca Cola Co.		519,025	20,921,898
			59,991,279
Food & Staples Retailing – 2.4%
Albertsons, Inc.		92,472	1,974,277
Costco Wholesale Corp.		118,380	5,856,259
CVS Corp.		204,161	5,393,934
Kroger Co. (a)		181,762	3,431,667
Safeway, Inc.		112,663	2,665,607
SUPERVALU, Inc.		34,149	1,109,160
Sysco Corp.		155,541	4,829,548
Wal Mart Stores, Inc.		626,401	29,315,567
Walgreen Co.		253,781	11,232,347
Whole Foods Market, Inc.		34,496	2,669,645
			68,478,011
Food Products – 1.0%
Archer Daniels Midland Co.		163,786	4,038,963
Campbell Soup Co.		46,669	1,389,336
ConAgra Foods, Inc.		130,119	2,638,813
General Mills, Inc.		89,086	4,393,722

See accompanying notes which are an integral part of the financial statements.
	101		Annual Report
101

101

VIP Index 500 Portfolio
Investments - continued

	Shares	Value (Note 1)
H.J. Heinz Co.	83,919	$ 2,829,749
Hershey Co.	45,410	2,508,903
Kellogg Co.	64,400	2,783,368
McCormick & Co., Inc. (non vtg.)	33,565	1,037,830
Sara Lee Corp.	190,455	3,599,600
Tyson Foods, Inc. Class A	63,112	1,079,215
Wm. Wrigley Jr. Co.	44,990	2,991,385
		29,290,884
Household Products – 2.3%
Clorox Co.	37,789	2,149,816
Colgate Palmolive Co.	129,903	7,125,180
Kimberly Clark Corp.	117,148	6,987,878
Procter & Gamble Co.	840,460	48,645,825
		64,908,699
Personal Products 0.2%
Alberto Culver Co.	18,930	866,048
Avon Products, Inc.	114,943	3,281,623
		4,147,671
Tobacco – 1.5%
Altria Group, Inc.	522,157	39,015,571
Reynolds American, Inc.	21,438	2,043,685
UST, Inc.	41,015	1,674,642
		42,733,898

TOTAL CONSUMER STAPLES		269,550,442

ENERGY 9.3%
Energy Equipment & Services – 1.7%
Baker Hughes, Inc.	85,718	5,209,940
BJ Services Co.	80,828	2,963,963
Halliburton Co.	128,595	7,967,746
Nabors Industries Ltd. (a)	39,623	3,001,442
National Oilwell Varco, Inc. (a)	43,706	2,740,366
Noble Corp.	34,332	2,421,779
Rowan Companies, Inc.	27,410	976,892
Schlumberger Ltd. (NY Shares)	147,715	14,350,512
Transocean, Inc. (a)	82,769	5,768,172
Weatherford International Ltd. (a)	87,170	3,155,554
		48,556,366
Oil, Gas & Consumable Fuels 7.6%
Amerada Hess Corp.	20,063	2,544,390
Anadarko Petroleum Corp	59,478	5,635,541
Apache Corp.	82,571	5,657,765
Burlington Resources, Inc.	94,793	8,171,157
Chevron Corp.	562,933	31,957,706
ConocoPhillips	347,934	20,242,800
Devon Energy Corp.	111,409	6,967,519
El Paso Corp.	165,329	2,010,401
EOG Resources, Inc.	60,577	4,444,534
Exxon Mobil Corp.	1,560,275	87,640,647
Kerr McGee Corp.	29,085	2,642,663
Kinder Morgan, Inc.	26,388	2,426,377

See accompanying notes which are an integral part of the financial statements.
VIP Index 500 Portfolio	102

Common Stocks continued
		Shares	Value (Note 1)

ENERGY – continued
Oil, Gas & Consumable Fuels – continued
Marathon Oil Corp.		91,895	$ 5,602,838
Murphy Oil Corp.		41,405	2,235,456
Occidental Petroleum Corp.		100,802	8,052,064
Sunoco, Inc.		34,134	2,675,423
Valero Energy Corp.		154,714	7,983,242
Williams Companies, Inc.		143,684	3,329,158
XTO Energy, Inc.		91,072	4,001,704
			214,221,385

TOTAL ENERGY			262,777,751

FINANCIALS 21.3%
Capital Markets 3.2%
Ameriprise Financial, Inc.		61,685	2,529,085
Bank of New York Co., Inc.		193,133	6,151,286
Bear Stearns Companies, Inc.		28,414	3,282,669
Charles Schwab Corp.		258,668	3,794,660
E*TRADE Financial Corp. (a)		102,576	2,139,735
Federated Investors, Inc. Class B (non vtg.)		21,233	786,470
Franklin Resources, Inc.		37,225	3,499,522
Goldman Sachs Group, Inc.		113,039	14,436,211
Janus Capital Group, Inc.		54,086	1,007,622
Lehman Brothers Holdings, Inc.		67,179	8,610,332
Mellon Financial Corp.		104,845	3,590,941
Merrill Lynch & Co., Inc.		230,428	15,606,888
Morgan Stanley		270,291	15,336,311
Northern Trust Corp.		46,517	2,410,511
State Street Corp.		82,223	4,558,443
T. Rowe Price Group, Inc.		32,771	2,360,495
			90,101,181
Commercial Banks – 5.7%
AmSouth Bancorp.		87,402	2,290,806
Bank of America Corp.		967,629	44,656,078
BB&T Corp.		135,982	5,699,006
Comerica, Inc.		41,441	2,352,191
Compass Bancshares, Inc.		31,229	1,508,048
Fifth Third Bancorp		139,130	5,247,984
First Horizon National Corp.		31,595	1,214,512
Huntington Bancshares, Inc.		57,221	1,358,999
KeyCorp		102,253	3,367,191
M&T Bank Corp.		20,006	2,181,654
Marshall & Ilsley Corp.		52,446	2,257,276
National City Corp.		138,202	4,639,441
North Fork Bancorp, Inc., New York		119,277	3,263,419
PNC Financial Services Group, Inc.		73,278	4,530,779
Regions Financial Corp.		114,825	3,922,422
SunTrust Banks, Inc.		90,622	6,593,657
Synovus Financial Corp.		78,312	2,115,207
U.S. Bancorp, Delaware		455,452	13,613,460

See accompanying notes which are an integral part of the financial statements.
	103		Annual Report
103

103

VIP Index 500 Portfolio
Investments - continued

	Shares	Value (Note 1)
Wachovia Corp.	389,535	$ 20,590,820
Wells Fargo & Co.	419,318	26,345,750
Zions Bancorp	26,185	1,978,539
		159,727,239
Consumer Finance – 1.4%
American Express Co.	311,355	16,022,328
Capital One Financial Corp.	75,103	6,488,899
MBNA Corp.	393,394	10,680,647
SLM Corp.	104,642	5,764,728
		38,956,602
Diversified Financial Services – 3.8%
CIT Group, Inc.	50,094	2,593,867
Citigroup, Inc.	1,268,547	61,562,586
JPMorgan Chase & Co.	877,396	34,823,847
Moody’s Corp.	62,220	3,821,552
Principal Financial Group, Inc.	70,248	3,331,863
		106,133,715
Insurance – 4.9%
ACE Ltd.	80,824	4,319,235
AFLAC, Inc.	125,468	5,824,225
Allstate Corp.	162,648	8,794,377
AMBAC Financial Group, Inc.	26,376	2,032,535
American International Group, Inc.	650,853	44,407,700
Aon Corp.	80,244	2,884,772
Cincinnati Financial Corp.	43,809	1,957,386
Genworth Financial, Inc. Class A (non vtg.)	94,440	3,265,735
Hartford Financial Services Group, Inc.	75,320	6,469,235
Jefferson Pilot Corp.	33,609	1,913,360
Lincoln National Corp.	43,440	2,303,623
Loews Corp.	34,001	3,224,995
Marsh & McLennan Companies, Inc.	136,584	4,337,908
MBIA, Inc.	33,616	2,022,339
MetLife, Inc.	189,888	9,304,512
Progressive Corp.	49,461	5,776,056
Prudential Financial, Inc.	126,630	9,268,050
SAFECO Corp.	30,977	1,750,201
The Chubb Corp.	50,128	4,894,999
The St. Paul Travelers Companies, Inc.	173,633	7,756,186
Torchmark Corp.	26,022	1,446,823
UnumProvident Corp.	74,729	1,700,085
XL Capital Ltd. Class A	43,723	2,946,056
		138,600,393
Real Estate 0.7%
Apartment Investment & Management Co. Class A	23,998	908,804
Archstone Smith Trust	53,157	2,226,747
Equity Office Properties Trust	101,848	3,089,050
Equity Residential (SBI)	72,258	2,826,733
Plum Creek Timber Co., Inc.	46,151	1,663,744
ProLogis Trust	61,057	2,852,583
Public Storage, Inc.	20,732	1,403,971

See accompanying notes which are an integral part of the financial statements.
VIP Index 500 Portfolio	104

Common Stocks continued
		Shares	Value (Note 1)

FINANCIALS – continued
Real Estate continued
Simon Property Group, Inc.		46,753	$3,582,682
Vornado Realty Trust		29,603	2,470,962
			21,025,276
Thrifts & Mortgage Finance – 1.6%
Countrywide Financial Corp.		149,744	5,119,747
Fannie Mae		242,703	11,846,333
Freddie Mac		173,269	11,323,129
Golden West Financial Corp., Delaware		63,902	4,217,532
MGIC Investment Corp.		22,751	1,497,471
Sovereign Bancorp, Inc.		89,558	1,936,244
Washington Mutual, Inc.		247,419	10,762,727
			46,703,183

TOTAL FINANCIALS			601,247,589

HEALTH CARE 13.3%
Biotechnology – 1.5%
Amgen, Inc. (a)		309,508	24,407,801
Applera Corp. – Applied Biosystems Group		47,120	1,251,507
Biogen Idec, Inc. (a)		85,108	3,857,946
Chiron Corp. (a)		27,426	1,219,360
Genzyme Corp. (a)		64,751	4,583,076
Gilead Sciences, Inc. (a)		114,824	6,043,187
MedImmune, Inc. (a)		61,699	2,160,699
			43,523,576
Health Care Equipment & Supplies 2.2%
Bausch & Lomb, Inc.		13,483	915,496
Baxter International, Inc.		156,374	5,887,481
Becton, Dickinson & Co.		63,200	3,797,056
Biomet, Inc.		62,456	2,284,016
Boston Scientific Corp. (a)		147,951	3,623,320
C.R. Bard, Inc.		26,296	1,733,432
Fisher Scientific International, Inc. (a)		30,749	1,902,133
Guidant Corp.		83,199	5,387,135
Hospira, Inc. (a)		40,334	1,725,489
Medtronic, Inc.		303,308	17,461,442
Millipore Corp. (a)		13,057	862,284
PerkinElmer, Inc.		32,798	772,721
St. Jude Medical, Inc. (a)		91,921	4,614,434
Stryker Corp.		73,117	3,248,588
Thermo Electron Corp. (a)		40,665	1,225,236
Waters Corp. (a)		27,751	1,048,988
Zimmer Holdings, Inc. (a)		62,129	4,189,980
			60,679,231
Health Care Providers & Services 3.2%
Aetna, Inc.		71,718	6,763,725
AmerisourceBergen Corp.		52,288	2,164,723
Cardinal Health, Inc.		107,379	7,382,306

See accompanying notes which are an integral part of the financial statements.
	105		Annual Report
105

VIP Index 500 Portfolio
Investments - continued

	Shares	Value (Note 1)
Caremark Rx, Inc. (a)	112,780	$ 5,840,876
CIGNA Corp.	31,540	3,523,018
Coventry Health Care, Inc. (a)	40,736	2,320,323
Express Scripts, Inc. (a)	36,518	3,060,208
HCA, Inc.	106,298	5,368,049
Health Management Associates, Inc. Class A	61,983	1,361,147
Humana, Inc. (a)	40,820	2,217,751
IMS Health, Inc.	58,098	1,447,802
Laboratory Corp. of America Holdings (a)	33,330	1,794,821
Manor Care, Inc.	19,838	788,957
McKesson Corp.	77,149	3,980,117
Medco Health Solutions, Inc. (a)	77,120	4,303,296
Patterson Companies, Inc. (a)	34,673	1,158,078
Quest Diagnostics, Inc.	41,552	2,139,097
Tenet Healthcare Corp. (a)	117,704	901,613
UnitedHealth Group, Inc.	341,956	21,249,146
WellPoint, Inc. (a)	165,489	13,204,367
		90,969,420
Pharmaceuticals 6.4%
Abbott Laboratories	388,973	15,337,205
Allergan, Inc.	33,001	3,562,788
Bristol Myers Squibb Co.	490,601	11,274,011
Eli Lilly & Co.	285,011	16,128,772
Forest Laboratories, Inc. (a)	84,702	3,445,677
Johnson & Johnson	745,968	44,832,677
King Pharmaceuticals, Inc. (a)	60,630	1,025,860
Merck & Co., Inc.	548,301	17,441,455
Mylan Laboratories, Inc.	54,815	1,094,107
Pfizer, Inc.	1,848,389	43,104,431
Schering Plough Corp.	370,584	7,726,676
Watson Pharmaceuticals, Inc. (a)	25,430	826,729
Wyeth	336,574	15,505,964
		181,306,352

TOTAL HEALTH CARE		376,478,579

INDUSTRIALS – 11.3%
Aerospace & Defense – 2.2%
General Dynamics Corp.	50,477	5,756,902
Goodrich Corp.	30,821	1,266,743
Honeywell International, Inc.	211,323	7,871,782
L 3 Communications Holdings, Inc.	30,124	2,239,719
Lockheed Martin Corp.	89,660	5,705,066
Northrop Grumman Corp.	89,093	5,355,380
Raytheon Co.	112,016	4,497,442
Rockwell Collins, Inc.	43,320	2,013,080
The Boeing Co.	202,423	14,218,192
United Technologies Corp.	255,429	14,281,035
		63,205,341
Air Freight & Logistics – 1.0%
FedEx Corp.	75,987	7,856,296

See accompanying notes which are an integral part of the financial statements.
VIP Index 500 Portfolio	106

Common Stocks continued
		Shares	Value (Note 1)

INDUSTRIALS – continued
Air Freight & Logistics – continued
Ryder System, Inc.		16,092	$660,094
United Parcel Service, Inc. Class B		276,717	20,795,283
			29,311,673
Airlines – 0.1%
Southwest Airlines Co.		174,924	2,874,001
Building Products – 0.2%
American Standard Companies, Inc.		45,842	1,831,388
Masco Corp.		106,269	3,208,261
			5,039,649
Commercial Services & Supplies 0.7%
Allied Waste Industries, Inc. (a)(d)		54,730	478,340
Avery Dennison Corp.		27,699	1,530,924
Cendant Corp.		256,864	4,430,904
Cintas Corp.		34,536	1,422,192
Equifax, Inc.		32,565	1,238,121
Monster Worldwide, Inc. (a)		30,868	1,260,032
Pitney Bowes, Inc.		57,200	2,416,700
R.R. Donnelley & Sons Co.		54,488	1,864,034
Robert Half International, Inc.		42,704	1,618,055
Waste Management, Inc.		138,374	4,199,651
			20,458,953
Construction & Engineering – 0.1%
Fluor Corp.		21,772	1,682,105
Electrical Equipment 0.5%
American Power Conversion Corp.		43,098	948,156
Cooper Industries Ltd. Class A		22,975	1,677,175
Emerson Electric Co.		103,012	7,694,996
Rockwell Automation, Inc.		44,919	2,657,408
			12,977,735
Industrial Conglomerates 4.4%
3M Co.		190,554	14,767,935
General Electric Co.		2,649,483	92,864,379
Textron, Inc.		33,192	2,555,120
Tyco International Ltd.		504,777	14,567,864
			124,755,298
Machinery – 1.4%
Caterpillar, Inc.		170,563	9,853,425
Cummins, Inc.		11,741	1,053,520
Danaher Corp.		59,488	3,318,241
Deere & Co.		60,480	4,119,293
Dover Corp.		50,819	2,057,661
Eaton Corp.		37,111	2,489,777
Illinois Tool Works, Inc.		51,346	4,517,935
Ingersoll Rand Co. Ltd. Class A		82,957	3,348,974
ITT Industries, Inc.		23,154	2,380,694
Navistar International Corp. (a)		15,470	442,751
PACCAR, Inc.		42,450	2,938,814

See accompanying notes which are an integral part of the financial statements.
	107		Annual Report
107

107

VIP Index 500 Portfolio
Investments - continued

	Shares	Value (Note 1)
Pall Corp.	31,239	$ 839,080
Parker Hannifin Corp.	30,032	1,980,911
		39,341,076
Road & Rail 0.7%
Burlington Northern Santa Fe Corp.	93,637	6,631,372
CSX Corp.	54,473	2,765,594
Norfolk Southern Corp.	101,910	4,568,625
Union Pacific Corp.	66,434	5,348,601
		19,314,192
Trading Companies & Distributors – 0.0%
W.W. Grainger, Inc.	19,062	1,355,308

TOTAL INDUSTRIALS		320,315,331

INFORMATION TECHNOLOGY 15.1%
Communications Equipment – 2.7%
ADC Telecommunications, Inc. (a)	29,213	652,618
Andrew Corp. (a)	40,735	437,087
Avaya, Inc. (a)	105,007	1,120,425
CIENA Corp. (a)	144,925	430,427
Cisco Systems, Inc. (a)	1,540,253	26,369,131
Comverse Technology, Inc. (a)	50,653	1,346,863
Corning, Inc. (a)	382,135	7,512,774
JDS Uniphase Corp. (a)	414,344	977,852
Lucent Technologies, Inc. (a)(d)	1,114,553	2,964,711
Motorola, Inc.	624,571	14,109,059
QUALCOMM, Inc.	412,283	17,761,152
Scientific Atlanta, Inc.	38,506	1,658,453
Tellabs, Inc. (a)	112,450	1,225,705
		76,566,257
Computers & Peripherals 3.7%
Apple Computer, Inc. (a)	211,325	15,192,154
Dell, Inc. (a)	590,149	17,698,569
EMC Corp. (a)	599,470	8,164,781
Gateway, Inc. (a)	66,432	166,744
Hewlett Packard Co.	718,401	20,567,821
International Business Machines Corp.	396,066	32,556,625
Lexmark International, Inc. Class A (a)	29,099	1,304,508
NCR Corp. (a)	46,038	1,562,530
Network Appliance, Inc. (a)	93,306	2,519,262
QLogic Corp. (a)	20,177	655,954
Sun Microsystems, Inc. (a)	856,129	3,587,181
		103,976,129
Electronic Equipment & Instruments – 0.3%
Agilent Technologies, Inc. (a)	103,084	3,431,666
Jabil Circuit, Inc. (a)	43,627	1,618,125
Molex, Inc.	35,995	934,070
Sanmina SCI Corp. (a)	131,800	561,468
Solectron Corp. (a)	229,087	838,458
Symbol Technologies, Inc.	62,931	806,775
Tektronix, Inc.	20,910	589,871
		8,780,433

See accompanying notes which are an integral part of the financial statements.
VIP Index 500 Portfolio	108

Common Stocks continued
		Shares	Value (Note 1)

INFORMATION TECHNOLOGY – continued
Internet Software & Services 0.5%
Yahoo!, Inc. (a)		316,618	$ 12,405,093
IT Services 1.0%
Affiliated Computer Services, Inc.
Class A (a)		31,164	1,844,286
Automatic Data Processing, Inc.		144,583	6,634,914
Computer Sciences Corp. (a)		46,391	2,349,240
Convergys Corp. (a)		35,102	556,367
Electronic Data Systems Corp.		130,777	3,143,879
First Data Corp.		191,588	8,240,200
Fiserv, Inc. (a)		46,262	2,001,757
Paychex, Inc.		83,628	3,187,899
Sabre Holdings Corp. Class A		32,906	793,364
Unisys Corp. (a)		85,574	498,896
			29,250,802
Office Electronics – 0.1%
Xerox Corp. (a)		240,822	3,528,042
Semiconductors & Semiconductor Equipment – 3.2%
Advanced Micro Devices, Inc. (a)		101,321	3,100,423
Altera Corp. (a)(d)		90,888	1,684,155
Analog Devices, Inc.		91,984	3,299,466
Applied Materials, Inc.		406,842	7,298,745
Applied Micro Circuits Corp. (a)		74,913	192,526
Broadcom Corp. Class A (a)		72,517	3,419,177
Freescale Semiconductor, Inc. Class B (a)		102,907	2,590,169
Intel Corp.		1,511,781	37,734,054
KLA Tencor Corp.		49,501	2,441,884
Linear Technology Corp.		76,421	2,756,505
LSI Logic Corp. (a)		98,219	785,752
Maxim Integrated Products, Inc.		82,200	2,978,928
Micron Technology, Inc. (a)		154,962	2,062,544
National Semiconductor Corp.		86,176	2,238,852
Novellus Systems, Inc. (a)(d)		33,445	806,693
NVIDIA Corp. (a)		42,923	1,569,265
PMC Sierra, Inc. (a)		45,948	354,259
Teradyne, Inc. (a)		49,373	719,365
Texas Instruments, Inc.		405,729	13,011,729
Xilinx, Inc.		87,392	2,203,152
			91,247,643
Software 3.6%
Adobe Systems, Inc.		150,756	5,571,942
Autodesk, Inc. (a)		57,873	2,485,645
BMC Software, Inc. (a)		54,237	1,111,316
Citrix Systems, Inc. (a)		44,220	1,272,652
Computer Associates International, Inc.		115,063	3,243,626
Compuware Corp. (a)		97,153	871,462
Electronic Arts, Inc. (a)		75,371	3,942,657
Intuit, Inc. (a)		44,369	2,364,868
Mercury Interactive Corp. (a)(d)		21,716	603,488
Microsoft Corp.		2,295,485	60,026,933
Novell, Inc. (a)		95,785	845,782

See accompanying notes which are an integral part of the financial statements.
	109		Annual Report
109

109

VIP Index 500 Portfolio
Investments - continued

	Shares	Value (Note 1)
Oracle Corp. (a)	943,034	$ 11,514,445
Parametric Technology Corp. (a)	68,283	416,526
Siebel Systems, Inc.	132,671	1,403,659
Symantec Corp. (a)	271,182	4,745,685
		100,420,686

TOTAL INFORMATION TECHNOLOGY		426,175,085

MATERIALS 3.0%
Chemicals 1.6%
Air Products & Chemicals, Inc.	55,642	3,293,450
Ashland, Inc.	17,996	1,041,968
Dow Chemical Co.	242,006	10,604,703
E.I. du Pont de Nemours & Co.	230,534	9,797,695
Eastman Chemical Co.	20,432	1,054,087
Ecolab, Inc.	46,223	1,676,508
Engelhard Corp.	30,067	906,520
Hercules, Inc. (a)	28,275	319,508
International Flavors & Fragrances, Inc.	20,263	678,811
Monsanto Co.	67,323	5,219,552
PPG Industries, Inc.	41,882	2,424,968
Praxair, Inc.	80,818	4,280,121
Rohm & Haas Co.	36,113	1,748,591
Sigma Aldrich Corp.	16,857	1,066,880
		44,113,362
Construction Materials – 0.1%
Vulcan Materials Co.	25,535	1,729,996
Containers & Packaging – 0.2%
Ball Corp.	26,089	1,036,255
Bemis Co., Inc.	26,404	735,879
Pactiv Corp. (a)	35,929	790,438
Sealed Air Corp. (a)	20,410	1,146,430
Temple Inland, Inc.	28,143	1,262,214
		4,971,216
Metals & Mining – 0.8%
Alcoa, Inc.	218,207	6,452,381
Allegheny Technologies, Inc.	21,325	769,406
Freeport McMoRan Copper & Gold, Inc. Class B	46,150	2,482,870
Newmont Mining Corp.	112,032	5,982,509
Nucor Corp.	39,022	2,603,548
Phelps Dodge Corp.	25,464	3,663,506
United States Steel Corp.	28,431	1,366,678
		23,320,898
Paper & Forest Products 0.3%
International Paper Co.	122,993	4,133,795
Louisiana Pacific Corp.	26,523	728,587
MeadWestvaco Corp.	45,502	1,275,421
Weyerhaeuser Co.	60,992	4,046,209
		10,184,012

TOTAL MATERIALS		84,319,484

See accompanying notes which are an integral part of the financial statements.
VIP Index 500 Portfolio	110

Common Stocks continued
	Shares	Value (Note 1)

TELECOMMUNICATION SERVICES 3.0%
Diversified Telecommunication Services – 2.2%
AT&T, Inc.	979,535	$ 23,988,812
BellSouth Corp.	458,530	12,426,163
CenturyTel, Inc.	32,847	1,089,207
Citizens Communications Co.	83,725	1,023,957
Qwest Communications International, Inc. (a)	387,109	2,187,166
Verizon Communications, Inc.	693,322	20,882,859
		61,598,164
Wireless Telecommunication Services – 0.8%
ALLTEL Corp.	96,016	6,058,610
Sprint Nextel Corp.	740,837	17,305,952
		23,364,562

TOTAL TELECOMMUNICATION SERVICES		84,962,726

UTILITIES 3.4%
Electric Utilities – 1.6%
Allegheny Energy, Inc. (a)	40,836	1,292,459
American Electric Power Co., Inc.	98,717	3,661,414
Cinergy Corp.	50,009	2,123,382
Edison International	81,698	3,562,850
Entergy Corp.	52,027	3,571,654
Exelon Corp.	167,308	8,890,747
FirstEnergy Corp.	82,707	4,051,816
FPL Group, Inc.	99,011	4,114,897
Pinnacle West Capital Corp.	24,824	1,026,472
PPL Corp.	95,320	2,802,408
Progress Energy, Inc.	63,105	2,771,572
Southern Co.	185,931	6,420,197
		44,289,868
Gas Utilities 0.0%
Nicor, Inc.	11,077	435,437
Peoples Energy Corp.	9,564	335,409
		770,846
Independent Power Producers & Energy Traders 0.7%
AES Corp. (a)	163,785	2,592,717
Constellation Energy Group, Inc.	44,754	2,577,830
Duke Energy Corp.	232,589	6,384,568
Dynegy, Inc. Class A (a)	75,546	365,643
TXU Corp.	121,070	6,076,503
		17,997,261
Multi-Utilities – 1.1%
Ameren Corp.	51,222	2,624,615
CenterPoint Energy, Inc.	77,760	999,216
CMS Energy Corp. (a)	55,189	800,792
Consolidated Edison, Inc.	61,424	2,845,774
Dominion Resources, Inc.	87,080	6,722,576
DTE Energy Co.	44,590	1,925,842

See accompanying notes which are an integral part of the financial statements.

111 Annual Report

111

111

VIP Index 500 Portfolio
Investments - continued

		Shares	Value (Note 1)
KeySpan Corp.		43,721	$1,560,402
NiSource, Inc.		68,360	1,425,990
PG&E Corp.		86,034	3,193,582
Public Service Enterprise Group, Inc.		62,862	4,084,144
Sempra Energy		64,465	2,890,611
TECO Energy, Inc.		52,181	896,470
Xcel Energy, Inc.		101,025	1,864,922
			31,834,936

TOTAL UTILITIES			94,892,911

TOTAL COMMON STOCKS
(Cost $1,732,467,486)		2,827,488,714
U.S. Treasury Obligations 0.1%
		Principal
		Amount
U.S. Treasury Bills, yield at date of purchase 3.93% 3/23/06 (e)
(Cost $2,973,418)		$ 3,000,000	2,974,026
Money Market Funds 0.4%
		Shares
Fidelity Securities Lending Cash Central Fund, 4.35% (b)(c)
(Cost $12,714,996)		12,714,996	12,714,996
TOTAL INVESTMENT PORTFOLIO 100.6%
(Cost $1,748,155,900)		2,843,177,736

NET OTHER ASSETS (0.6)%		(18,178,027)
NET ASSETS 100%		$ 2,824,999,709

Futures Contracts
		Underlying	Unrealized
	Expiration	Face Amount	Appreciation/
	Date	at Value	(Depreciation)
Purchased
Equity Index Contracts
46 S&P 500 E Mini Index Contracts	March 2006	$ 2,886,040	$ (25,852)
TOTAL EQUITY INDEX CONTRACTS		$ 2,886,040	$ (25,852)

The face value of futures purchased as a percentage of net assets - 0.1%

Legend

(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.

(d) Security or a portion of the security is on loan at period end.

(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $2,974,026.

(f) A portion of the security is subject to a forward commitment to sell.

See accompanying notes which are an integral part of the financial statements.

VIP Index 500 Portfolio 112

Affiliated Central Funds

Information regarding income received by the fund from the affiliated Central funds during the period is as follows:

Fund	Income received
Fidelity Cash Central Fund	$ 546,955
Fidelity Securities Lending Cash Central Fund	159,958
Total	$ 706,913

Income Tax Information

At December 31, 2005, the fund had a capital loss carryforward of approximately $153,711,966 of which $119,767,806 and $33,944,160 will expire on December 31, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

113 Annual Report

113

VIP Index 500 Portfolio

Financial Statements

Statement of Assets and Liabilities
	December 31, 2005

Assets
Investment in securities, at value (including securities loaned of $11,859,741) — See accompanying schedule:
Unaffiliated issuers (cost $1,735,440,904)	$2,830,462,740
Affiliated Central Funds (cost $12,714,996)	12,714,996
Total Investments (cost $1,748,155,900)		$2,843,177,736
Commitment to sell securities on a when-issued basis	(752,440)
Receivable for securities sold on a when-issued basis	740,604	(11,836)
Receivable for investments sold		5,153,491
Receivable for fund shares sold		572,073
Dividends receivable		3,720,731
Interest receivable		27,184
Other affiliated receivables		10,074
Other receivables		14,127
Total assets		2,852,663,580

Liabilities
Payable to custodian bank	$ 4,696,046
Payable for investments purchased	7,399,732
Payable for fund shares redeemed	2,504,789
Accrued management fee	239,224
Distribution fees payable	34,710
Payable for daily variation on futures contracts	39,903
Other affiliated payables	34,471
Collateral on securities loaned, at value	12,714,996
Total liabilities		27,663,871

Net Assets		$2,824,999,709
Net Assets consist of:
Paid in capital		$1,839,378,592
Undistributed net investment income		48,409,064
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(157,772,093)
Net unrealized appreciation (depreciation) on investments		1,094,984,146
Net Assets		$2,824,999,709

Statement of Assets and Liabilities continued
	December 31, 2005

Initial Class:
Net Asset Value, offering price and redemption price per share ($2,641,526,504 ÷ 18,618,233 shares)		$141.88
Service Class:
Net Asset Value, offering price and redemption price per share ($27,178,307 ÷ 192,101 shares)		$141.48
Service Class 2:
Net Asset Value, offering price and redemption price per share ($156,294,898 ÷ 1,110,996 shares)		$140.68

See accompanying notes which are an integral part of the financial statements.
VIP Index 500 Portfolio	114

Statement of Operations
	Year ended December 31, 2005

Investment Income
Dividends		$51,705,591
Interest		79,799
Income from affiliated Central Funds (including $159,958 from security lending)		706,913
Total income		52,492,303

Expenses
Management fee	$3,476,728
Transfer agent fees	314,841
Distribution fees	349,518
Accounting and security lending fees	120,267
Independent trustees’ compensation	9,798
Appreciation in deferred trustee compensation account	2,685
Custodian fees and expenses	10,899
Audit	9,692
Legal	219
Miscellaneous	64,227
Total expenses before reductions	4,358,874
Expense reductions	(327,730)	4,031,144

Net investment income (loss)		48,461,159
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	35,998,551
Foreign currency transactions	(18)
Futures contracts	1,677,631
Total net realized gain (loss)		37,676,164
Change in net unrealized appreciation (depreciation) on:
Investment securities	44,727,819
Futures contracts	(229,943)
When-issued commitments	(11,836)
Total change in net unrealized appreciation (depreciation)		44,486,040
Net gain (loss)		82,162,204
Net increase (decrease) in net assets resulting from operations		$130,623,363

Statement of Changes in Net Assets
	Year ended	Year ended
	December 31,	December 31,
	2005	2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$48,461,159	$49,877,022
Net realized gain (loss)	37,676,164	49,126,244
Change in net unrealized appreciation (depreciation)	44,486,040	190,069,405
Net increase (decrease) in net assets resulting from operations	130,623,363	289,072,671
Distributions to shareholders from net investment income	(49,776,021)	(40,638,037)
Share transactions - net increase (decrease)	(163,340,650)	(452,730,560)
Total increase (decrease) in net assets	(82,493,308)	(204,295,926)

Net Assets
Beginning of period	2,907,493,017	3,111,788,943
End of period (including undistributed net investment income of $48,409,064 and undistributed net investment income
of $49,696,311, respectively)	$2,824,999,709	$2,907,493,017

See accompanying notes which are an integral part of the financial statements.

115 Annual Report

Financial Highlights Initial Class

Years ended December 31,	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 137.76	$ 126.13	$ 99.92	$ 130.08	$ 149.53
Income from Investment Operations
Net investment income (loss)C	2.36	2.18D	1.63	1.51	1.48
Net realized and unrealized gain (loss)	4.15	11.10	26.18	(30.18)	(19.34)
Total from investment operations	6.51	13.28	27.81	(28.67)	(17.86)
Distributions from net investment income	(2.39)	(1.65)	(1.60)	(1.49)	(1.59)
Net asset value, end of period	$ 141.88	$ 137.76	$ 126.13	$ 99.92	$ 130.08
Total ReturnA,B	4.82%	10.62%	28.41%	(22.25)%	(12.09)%
Ratios to Average Net AssetsE
Expenses before reductions	14%	.35%	.34%	.33%	.35%
Expenses net of fee waivers, if any	13%	.28%	.28%	.28%	.28%
Expenses net of all reductions	13%	.28%	.28%	.28%	.28%
Net investment income (loss)	1.73%	1.71%	1.50%	1.34%	1.09%
Supplemental Data
Net assets, end of period (000 omitted)	$2,641,527	$2,778,226	$3,031,540	$2,497,252	$3,475,357
Portfolio turnover rate	7%	5%	6%	7%	9%

A Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.
B Total returns would have been lower had certain expenses not been reduced during the periods shown.
C Calculated based on average shares outstanding during the period.
D Investment income per share reflects a special dividend which amounted to $.36 per share.
E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrange ments or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights Service Class

Years ended December 31,	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 137.41	$ 125.86	$ 99.74	$ 129.94	$ 149.46
Income from Investment Operations
Net investment income (loss)C	2.22	2.05D	1.54	1.34	1.24
Net realized and unrealized gain (loss)	4.14	11.07	26.11	(30.07)	(19.23)
Total from investment operations	6.36	13.12	27.65	(28.73)	(17.99)
Distributions from net investment income	(2.29)	(1.57)	(1.53)	(1.47)	(1.53)
Net asset value, end of period	$ 141.48	$ 137.41	$ 125.86	$ 99.74	$ 129.94
Total ReturnA,B	4.71%	10.51%	28.27%	(22.32)%	(12.18)%
Ratios to Average Net AssetsE
Expenses before reductions	24%	.47%	.46%	.47%	.56%
Expenses net of fee waivers, if any	23%	.38%	.38%	.38%	.38%
Expenses net of all reductions	23%	.38%	.38%	.38%	.38%
Net investment income (loss)	1.63%	1.61%	1.40%	1.24%	.99%
Supplemental Data
Net assets, end of period (000 omitted)	$ 27,178	$ 23,216	$ 15,404	$ 7,494	$ 3,278
Portfolio turnover rate	7%	5%	6%	7%	9%

A Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.
B Total returns would have been lower had certain expenses not been reduced during the periods shown.
C Calculated based on average shares outstanding during the period.
D Investment income per share reflects a special dividend which amounted to $.36 per share.
E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrange ments or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.
VIP Index 500 Portfolio	116

Financial Highlights Service Class 2

Years ended December 31,	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 136.71	$ 125.31	$ 99.29	$ 129.43	$ 149.18
Income from Investment Operations
Net investment income (loss)C	2.01	1.85D	1.37	1.19	1.09
Net realized and unrealized gain (loss)	4.11	11.01	26.03	(30.00)	(19.23)
Total from investment operations	6.12	12.86	27.40	(28.81)	(18.14)
Distributions from net investment income	(2.15)	(1.46)	(1.38)	(1.33)	(1.61)
Net asset value, end of period	$ 140.68	$ 136.71	$ 125.31	$ 99.29	$ 129.43
Total ReturnA,B	4.55%	10.34%	28.09%	(22.45)%	(12.31)%
Ratios to Average Net AssetsE
Expenses before reductions	39%	.61%	.60%	.60%	.61%
Expenses net of fee waivers, if any	38%	.53%	.53%	.53%	.53%
Expenses net of all reductions	38%	.53%	.53%	.53%	.53%
Net investment income (loss)	1.48%	1.46%	1.25%	1.09%	.84%
Supplemental Data
Net assets, end of period (000 omitted)	$ 156,295	$ 106,051	$ 64,844	$ 31,035	$ 19,338
Portfolio turnover rate	7%	5%	6%	7%	9%

A Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.
B Total returns would have been lower had certain expenses not been reduced during the periods shown.
C Calculated based on average shares outstanding during the period.
D Investment income per share reflects a special dividend which amounted to $.36 per share.
E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrange ments or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

117 Annual Report

VIP Mid Cap Portfolio Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class’ dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. Perfor mance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns
Periods ended December 31, 2005	Past 1	Past 5	Life of
	year	years	fundA
VIP Mid Cap — Initial Class	18.30%	12.32%	20.39%
VIP Mid Cap — Service ClassB	18.20%	12.21%	20.26%
VIP Mid Cap — Service Class 2C	18.02%	12.04%	20.11%
VIP Mid Cap — Investor ClassD	18.20%	12.30%	20.37%

A From December 28, 1998.
B Performance for Service Class shares reflects an asset based distribution fee (12b 1).
C The initial offering of Service Class 2 shares took place January 12, 2000. Performance for Service Class 2 shares reflects an asset based distribution fee (12b 1 fee).
Returns from December 28, 1998 to January 12, 2000 are those of Service Class which reflect a different 12b 1 fee. Had Service Class 2’s 12b 1 fee been reflected, returns prior to January 12, 2000 would have been lower.
D The initial offering of Investor Class shares took place on July 21, 2005. Returns prior to July 21, 2005 are those of Initial Class. If Investor Class’s transfer agent fee had been reflected, returns prior to July 21, 2005 would have been lower.

$10,000 Over Life of Fund

Let’s say hypothetically that $10,000 was invested in VIP Mid Cap Portfolio Initial Class on December 28, 1998, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P® MidCap 400 Index performed the same period.

VIP Mid Cap Portfolio 118

VIP Mid Cap Portfolio Management’s Discussion of Fund Performance

Comments from Thomas Allen, Portfolio Manager of VIP Mid Cap Portfolio

U.S. equity benchmarks generally had positive results for the 12 months ending December 31, 2005, the third consecutive year that stocks finished in the black. Energy and utilities were the two best performing sectors, contributing greatly to the 4.91% gain of the Standard & Poor’s 500SM Index. Elsewhere, the NASDAQ Composite® Index returned 2.13%, while the Dow Jones Industrial AverageSM rose 1.72% . The U.S. economy did not decelerate as much as many had predicted, despite eight short term interest rate hikes, record high energy prices and the devastation caused by Hurricane Katrina. Meanwhile, corporate America notched its 14th consecutive quarter of double digit earnings gains through the third quarter of the year, an unprecedented streak in market history. From a style perspective, large cap stocks ended the six year reign of small caps by a narrow margin, but mid caps finished well ahead of both categories. The gap between growth and value stocks also was relatively narrow, with value gaining a slight edge.

During the past year, the fund significantly outperformed the 12.56% return of the Standard & Poor’s® MidCap 400 Index and the 10.22% gain of the LipperSM Variable Annuity Mid Cap Funds Average. (For specific portfolio performance results, please refer to the performance section of this report.)

Most of the outperformance relative to the index came from a significant overweighting in energy, along with effective stock picking in the sector. Also aiding the fund’s performance was timely stock selection in financials and materials. On the other hand, my choices in consumer staples and technology dampened results. Valero Energy was the fund’s top contributor both in absolute terms and compared with the index. The crude oil refiner benefited from strong demand and limited industrywide capacity. Southwestern Energy, an exploration and production company, was aided by some natural gas discoveries that significantly boosted its reserves. Within technology, Apple Computer was a standout, spurred by robust sales of the iPod, the company’s personal digital media player. Conversely, Symbol Technologies, a maker of bar code scanners, was the fund’s largest detractor both in absolute terms and versus the index. Lackluster sales growth derailed the stock. Household and personal products marketer Avon Products also had a negative impact on the fund’s results, primarily because of its disappointing sales growth in the United States and abroad. In absolute terms, currency fluctuations —particularly the depreciation of the Japanese yen versus the U.S. dollar acted as a mild head wind given the fund’s significant foreign exposure.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as invest ment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

119 119 Annual Report

VIP Mid Cap Portfolio
Investment Changes

Top Ten Stocks as of December 31, 2005
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Newmont Mining Corp.	1.6	1.6
Rockwell Automation, Inc.	1.4	0.9
Assurant, Inc.	1.4	1.7
Nabors Industries Ltd.	1.3	0.6
Thermo Electron Corp.	1.3	0.2
CONSOL Energy, Inc.	1.3	1.1
Humana, Inc.	1.2	0.3
Freeport McMoRan Copper &
Gold, Inc. Class B	1.2	1.1
QIAGEN NV	1.2	1.3
Covance, Inc.	1.1	0.9
	13.0

Top Five Market Sectors as of December 31, 2005
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Health Care	17.2	17.3
Energy	16.5	15.5
Industrials	13.9	10.6
Information Technology	10.7	14.0
Consumer Discretionary	10.6	13.2

VIP Mid Cap Portfolio 120

VIP Mid Cap Portfolio
Investments December 31, 2005
Showing Percentage of Net Assets

Common Stocks 94.1%
	Shares	Value (Note 1)

CONSUMER DISCRETIONARY 10.6%
Auto Components – 0.9%
BorgWarner, Inc.	290,200	$ 17,594,826
China Yuchai International Ltd.	100	783
Continental AG	100	8,877
ElringKlinger AG	200	7,236
Gentex Corp.	672,400	13,111,800
IMPCO Technologies, Inc. (e)	1,806,793	9,268,848
Jinheng Automotive Safety Technology Holdings Ltd.	2,000	217
LKQ Corp. (a)	356,481	12,341,372
New Focus Auto Tech Holdings Ltd.	5,804,000	845,862
Quantum Fuel Systems Technologies Worldwide, Inc. (a)	46	123
		53,179,944
Automobiles – 0.6%
Bajaj Auto Ltd.	270,533	12,031,639
Denway Motors Ltd.	4,000	1,328
Geely Automobile Holdings Ltd.	59,050,200	2,475,133
Harley Davidson, Inc.	65,100	3,351,999
Hero Honda Motors Ltd.	94	1,795
Hyundai Motor Co.	83,220	8,037,030
Hyundai Motor Co. GDR (f)	100	4,861
Mahindra & Mahindra Ltd.	169,496	1,927,195
Maruti Udyog Ltd.	481,168	6,799,125
Renault SA	100	8,157
Thor Industries, Inc.	200	8,014
		34,646,276
Distributors 0.0%
China Resources Enterprise Ltd.	2,000	3,573
Educational Development Corp.	100	810
Li & Fung Ltd.	2,000	3,856
		8,239
Diversified Consumer Services 0.2%
Alderwoods Group, Inc. (a)	100	1,587
Apollo Group, Inc. Class A (a)	311	18,803
Benesse Corp.	100	3,503
Bright Horizons Family Solutions, Inc. (a)	105,214	3,898,179
Concorde Career Colleges, Inc. (a)	100	1,480
Educate, Inc. (a)	100	1,180
Education Management Corp. (a)	58,800	1,970,388
ITT Educational Services, Inc. (a)	100	5,911
Matthews International Corp. Class A	100	3,641
Princeton Review, Inc. (a)	29	149
Service Corp. International (SCI)	358,000	2,928,440
		8,833,261
Hotels, Restaurants & Leisure 0.9%
Accor SA	100	5,500
Ambassadors Group, Inc.	200	4,578
BJ’s Restaurants, Inc. (a)	100	2,286
Indian Hotels Co. Ltd.	100	2,203
Krispy Kreme Doughnuts, Inc. (a)	100	574

See accompanying notes which are an integral part of the financial statements.
121		Annual Report
121

VIP Mid Cap Portfolio
Investments - continued

	Shares	Value (Note 1)
Kuoni Reisen Holding AG Class B (Reg.)	100	$ 41,400
Life Time Fitness, Inc. (a)	100	3,809
Minor International PCL (For. Reg.)	100	16
Outback Steakhouse, Inc.	100	4,161
P.F. Chang’s China Bistro, Inc. (a)	100	4,963
Red Robin Gourmet Burgers, Inc. (a)	100	5,096
Royal Caribbean Cruises Ltd.	366,700	16,523,502
Ruby Tuesday, Inc.	100	2,589
Shangri La Asia Ltd.	2,000	3,340
Sonic Corp. (a)	363,283	10,716,849
St. Marc Co. Ltd.	353,700	24,628,957
TAJ GVK Hotels & Resorts Ltd.	717,595	2,868,307
		54,818,130
Household Durables 0.9%
Alba PLC	26	180
Chitaly Holdings Ltd.	894,000	429,494
Garmin Ltd.	51	3,384
George Wimpey PLC	100	826
Goldcrest Co. Ltd. (d)	188,100	17,022,409
Harman International Industries, Inc.	100	9,785
Joint Corp.	200	6,921
LG Electronics, Inc.	123,160	10,916,317
Makita Corp. sponsored ADR	100	2,418
Nihon Eslead Corp.	262,700	7,553,141
Rational AG	39,471	5,246,124
Sekisui House Ltd. (d)	661,000	8,319,614
Skyworth Digital Holdings Ltd.	2,052	307
Steinhoff International Holdings Ltd.	100	296
Toll Brothers, Inc. (a)	100	3,464
William Lyon Homes, Inc. (a)	100	10,090
		49,524,770
Internet & Catalog Retail 0.1%
1 800 FLOWERS.com, Inc. Class A (a)	100	642
Alloy, Inc. (a)(d)	49,600	143,344
ASKUL Corp.	103,800	3,222,154
ASKUL Corp. New	103,800	3,222,154
Audible, Inc. (a)	100	1,284
Coldwater Creek, Inc. (a)	100	3,053
dELiA*s, Inc. (a)	24,800	205,840
dELiA*s, Inc. rights 1/27/06 (a)	2,865	2,865
GSI Commerce, Inc. (a)	100	1,509
		6,802,845
Leisure Equipment & Products 0.3%
Giant Manufacturing Co. Ltd.	512,000	990,419
Jumbo SA	681,816	7,409,801
Li Ning Co. Ltd.	2,000	1,419
MarineMax, Inc. (a)	100	3,157
Mega Bloks, Inc. (a)	100	2,376
Nautilus, Inc.	100	1,866
Nidec Copal Corp.	100	1,357
Oakley, Inc. (d)	105,300	1,546,857
Polaris Industries, Inc.	100	5,020

See accompanying notes which are an integral part of the financial statements.
VIP Mid Cap Portfolio	122

Common Stocks continued
	Shares	Value (Note 1)

CONSUMER DISCRETIONARY – continued
Leisure Equipment & Products – continued
SHIMANO, Inc.	100	$ 2,629
Trigano SA (d)	210,800	9,388,281
		19,353,182
Media 2.2%
Astral Media, Inc. Class A (non vtg.)	365,800	9,640,972
Astro All Asia Networks PLC	100	139
Austar United Communications Ltd. (a)	100	87
Balaji Telefilms Ltd. (a)	100	321
Central European Media Enterprises Ltd. Class A (a)	100	5,790
Chum Ltd. Class B (non vtg.)	200	4,817
Clear Media Ltd. (a)	243,000	197,443
E.W. Scripps Co. Class A	592,000	28,427,840
Focus Media Holding Ltd. ADR	100	3,377
Getty Images, Inc. (a)	5,900	526,693
Grupo Televisa SA de CV (CPO) sponsored ADR	100	8,050
Harris Interactive, Inc. (a)	1,749,767	7,541,496
Insignia Systems, Inc. (a)	100	72
JC Decaux SA (a)	100	2,332
Modern Times Group AB (MTG) (B Shares) (a)	100	4,173
News Corp. Class A	204	3,172
Omnicom Group, Inc.	714,800	60,850,924
Salem Communications Corp. Class A (a)	187,132	3,272,939
Scholastic Corp. (a)	100	2,851
Sogecable SA (a)	100	4,009
Trader Classified Media NV:
(A Shares)	100	1,532
Class A (NY Shares)	76,800	1,178,880
Univision Communications, Inc.
Class A (a)	570,100	16,755,239
Zee Telefilms Ltd.	88	307
		128,433,455
Multiline Retail – 0.4%
Dollar General Corp.	100	1,907
Don Quijote Co. Ltd.	100	8,363
Hudson’s Bay Co.	200	2,550
JCPenney Co., Inc.	100	5,560
Kohl’s Corp. (a)	100	4,860
Lifestyle International Holdings Ltd.	1,980,500	2,758,623
Lojas Renner SA	252,200	8,089,210
Pantaloon Retail India Ltd.	70,800	2,669,693
Pantaloon Retail India Ltd. rights 2/22/06	14,160	376,588
Parkson Retail Group Ltd.	500	903
PT Mitra Adiperkasa Tbk	2,633,000	235,710
Ryohin Keikaku Co. Ltd.	92,300	8,055,359
		22,209,326
Specialty Retail 3.6%
Abercrombie & Fitch Co. Class A	70,800	4,614,744

See accompanying notes which are an integral part of the financial statements.

123 Annual Report

123

VIP Mid Cap Portfolio
Investments - continued

	Shares	Value (Note 1)
A.C. Moore Arts & Crafts, Inc. (a)	205,094	$ 2,984,118
Advance Auto Parts, Inc. (a)	126,300	5,488,998
Best Buy Co., Inc.	216,200	9,400,376
Blacks Leisure Group PLC	100	853
Build A Bear Workshop, Inc. (a)(d)	823,000	24,393,720
CarMax, Inc. (a)	486,300	13,460,784
Charming Shoppes, Inc. (a)	100	1,320
Chico’s FAS, Inc. (a)	200	8,786
Chow Sang Sang Holdings International Ltd.	2,000	761
Circuit City Stores, Inc.	1,237,300	27,950,607
Cost Plus, Inc. (a)	842,500	14,448,875
DSG International PLC	5,601,500	15,790,842
DSG International PLC sponsored ADR	100	865
DSW, Inc. Class A	100	2,622
Edgars Consolidated Stores Ltd.	2,039,700	11,333,995
Ellerine Holdings Ltd.	100	980
Esprit Holdings Ltd.	500	3,553
Fantastic Holdings Ltd.	110	238
Gamestop Corp. Class B (a)	564,100	16,302,490
GOME Electrical Appliances Holdings Ltd.	100	68
Guess?, Inc. (a)	89,200	3,175,520
JB Hi Fi Ltd.	100	296
JD Group Ltd.	100	1,211
KOMERI Co. Ltd. (d)	687,500	29,562,997
Lithia Motors, Inc. Class A (sub. vtg.)	100	3,144
Michaels Stores, Inc.	200	7,074
Nitori Co. Ltd.	232,300	21,672,534
O’Reilly Automotive, Inc. (a)	200	6,402
Pacific Sunwear of California, Inc. (a)	372,400	9,280,208
RONA, Inc. (a)	100	1,845
Ross Stores, Inc.	100	2,890
Sa Sa International Holdings Ltd.	2,000	696
Select Comfort Corp. (a)	100	2,735
Shimamura Co. Ltd.	100	13,842
Shopper’s Stop Ltd.	100	969
Tiffany & Co., Inc.	57,100	2,186,359
Truworths International Ltd.	100	379
United Auto Group, Inc.	100	3,820
Williams Sonoma, Inc. (a)	100	4,315
Yamada Denki Co. Ltd.	100	12,519
		212,129,350
Textiles, Apparel & Luxury Goods 0.5%
Billabong International Ltd.	100	1,065
Cherokee, Inc.	100	3,439
Columbia Sportswear Co. (a)(d)	73,290	3,498,132
Compagnie Financiere Richemont unit	100	4,353
Folli Follie SA	80	2,131
Gildan Activewear, Inc. Class A (a)	200	8,602
K Swiss, Inc. Class A	200	6,488
Luxottica Group Spa sponsored ADR	100	2,531
NIKE, Inc. Class B	100	8,679
Polo Ralph Lauren Corp. Class A	100	5,614

See accompanying notes which are an integral part of the financial statements.
VIP Mid Cap Portfolio	124

Common Stocks continued
	Shares	Value (Note 1)

CONSUMER DISCRETIONARY – continued
Textiles, Apparel & Luxury Goods – continued
Ports Design Ltd.	2,687,500	$ 3,119,499
Quiksilver, Inc. (a)	257,168	3,559,205
Ted Baker PLC	1,176,408	10,440,139
The Swatch Group AG (Bearer)	100	14,840
Tod’s Spa	53,800	3,631,031
Wacoal Holdings Corp. sponsored ADR	59,600	4,035,516
Weyco Group, Inc.	200	3,820
Wolverine World Wide, Inc.	150	3,369
		28,348,453

TOTAL CONSUMER DISCRETIONARY		618,287,231

CONSUMER STAPLES 5.0%
Beverages 0.1%
Boston Beer Co., Inc. Class A (a)	100	2,500
Brick Brewing Co. Ltd. (a)	100	191
C&C Group PLC	43,900	280,643
Companhia de Bebidas das Americas (AmBev):
(PN) sponsored ADR	100	3,805
sponsored ADR	20	654
Constellation Brands, Inc. Class A (sub. vtg.) (a)	100	2,623
Fomento Economico Mexicano SA de CV sponsored ADR	37,700	2,733,627
Grupo Modelo SA de CV Series C	241,800	875,551
Hansen Natural Corp. (a)	41,500	3,270,615
Jones Soda Co. (a)	198,359	1,071,139
MGP Ingredients, Inc.	200	2,360
Pernod Ricard SA	100	17,450
Tsingtao Brewery Co. Ltd. (H Shares)	3,000	3,173
Yantai Changyu Pioneer Wine Co.
(B Shares)	100	171
		8,264,502
Food & Staples Retailing – 0.9%
Alimentation Couche Tard, Inc. Class B (sub. vtg.)	100	2,013
Central European Distribution Corp. (a)	150	6,021
Daikokutenbussan Co. Ltd.	37,200	2,012,943
Heng Tai Consumables Group Ltd.	15,898,000	2,275,932
Lianhua Supermarket Holdings Co.
(H Shares) (a)	1,000	935
Massmart Holdings Ltd.	1,111,569	9,073,495
Metro AG	84,100	4,062,121
Plant Co. Ltd.	127,000	1,109,453
Pyaterochka Holding NV GDR (a)	100	1,445
Shinsegae Co. Ltd.	3,490	1,534,561
Sugi Pharmacy Co. Ltd. (d)	502,600	23,999,306
Tesco PLC	101	576
Valor Co. Ltd.	47,500	1,845,130

See accompanying notes which are an integral part of the financial statements.

125 Annual Report

125

VIP Mid Cap Portfolio
Investments - continued

	Shares	Value (Note 1)
Wal Mart de Mexico SA de CV sponsored ADR	101	$ 5,641
Whole Foods Market, Inc.	57,200	4,426,708
		50,356,280
Food Products – 2.8%
Archer Daniels Midland Co.	267,600	6,599,016
Barry Callebaut AG	85	27,719
Britannia Industries Ltd.	60,541	1,830,223
Chaoda Modern Agriculture (Holdings) Ltd.	1,151,700	479,030
China Mengniu Dairy Co. Ltd.	3,305,000	2,813,256
COFCO International Ltd.	2,000	890
Green Mountain Coffee Roasters, Inc. (a)	81,568	3,311,661
Groupe Danone	378,800	39,575,040
Groupe Danone sponsored ADR	427,300	8,990,392
Heritage Foods (INDIA) Ltd.	100	357
Hershey Co.	755,800	41,757,950
Hokuto Corp.	100	1,587
Hormel Foods Corp.	100	3,268
IAWS Group PLC (Ireland)	25,450	366,067
Lindt & Spruengli AG	1,200	20,045,662
Lindt & Spruengli AG (participation certificate)	2,767	4,710,639
McCormick & Co., Inc. (non vtg.)	270,700	8,370,044
Peet’s Coffee & Tea, Inc. (a)	100	3,035
Poore Brothers, Inc. (a)	27	76
PT Indofood Sukses Makmur Tbk	58,698,500	5,433,919
Rocky Mountain Chocolate Factory, Inc.	100	1,628
Tingyi (Cayman Island) Holding Corp.	1,238,000	610,725
Want Want Holdings Ltd.	1,645,000	1,636,775
Wimm Bill Dann Foods OJSC sponsored ADR (a)	76,800	1,845,504
Wm. Wrigley Jr. Co.	240,500	15,990,845
		164,405,308
Household Products – 0.0%
Hindustan Lever Ltd.	104,300	457,117
Kao Corp.	1,000	26,801
Reckitt Benckiser PLC	300	9,916
		493,834
Personal Products 1.2%
AmorePacific Corp.	100	31,365
Avon Products, Inc.	524,279	14,968,165
Body Shop International PLC	100	453
Concern Kalina OJSC:
GDR (a)(f)	43,243	1,712,183
sponsored ADR	43,600	1,726,318
Dabur India Ltd.	865,295	4,055,800
Elizabeth Arden, Inc. (a)	100	2,006
Godrej Consumer Products Ltd.	216,376	2,532,361
Hengan International Group Co. Ltd.	33,796,200	38,356,975
Kose Corp.	100	4,003
Marico Ltd.	100	818

See accompanying notes which are an integral part of the financial statements.
VIP Mid Cap Portfolio	126

Common Stocks continued
		Shares	Value (Note 1)

CONSUMER STAPLES – continued
Personal Products – continued
Natura Cosmeticos SA		100	$4,426
Shiseido Co. Ltd. sponsored ADR		321,700	5,967,535
			69,362,408
Tobacco – 0.0%
ITC Ltd.		1,500	4,737

TOTAL CONSUMER STAPLES			292,887,069

ENERGY 16.5%
Energy Equipment & Services 12.0%
BJ Services Co.		96,620	3,543,055
Cal Dive International, Inc. (a)		1,041,000	37,361,490
Carbo Ceramics, Inc.		150	8,478
Compagnie Generale de Geophysique SA (a)		100	8,849
Cooper Cameron Corp. (a)		788,400	32,639,760
Core Laboratories NV (a)		934,100	34,897,976
Dril Quip, Inc. (a)		67,800	3,200,160
FMC Technologies, Inc. (a)		580,900	24,932,228
Global Industries Ltd. (a)		922,189	10,466,845
GlobalSantaFe Corp.		728,150	35,060,423
Grant Prideco, Inc. (a)		78,700	3,472,244
Gulf Island Fabrication, Inc.		416,600	10,127,546
Helmerich & Payne, Inc.		226,000	13,991,660
Hydril Co. (a)		100	6,260
Input/Output, Inc. (a)(d)		763,000	5,363,890
Nabors Industries Ltd. (a)		1,020,600	77,310,450
National Oilwell Varco, Inc. (a)		768,362	48,176,297
Newpark Resources, Inc. (a)		818,500	6,245,155
Noble Corp.		827,500	58,371,850
NS Group, Inc. (a)		100	4,181
Oceaneering International, Inc. (a)		388,286	19,328,877
Parker Drilling Co. (a)(e)		5,481,500	59,364,645
Pason Systems, Inc.		1,512,600	37,601,944
Patterson UTI Energy, Inc.		298,700	9,842,165
Pioneer Drilling Co. (a)		198,444	3,558,101
Precision Drilling Trust		442,800	14,618,437
Pride International, Inc. (a)		716,700	22,038,525
Rowan Companies, Inc.		757,300	26,990,172
SEACOR Holdings, Inc. (a)		100	6,810
Smith International, Inc.		598,580	22,213,304
Superior Energy Services, Inc. (a)		634,600	13,358,330
Transocean, Inc. (a)		504,000	35,123,760
Unit Corp. (a)		100	5,503
Veritas DGC, Inc. (a)		100	3,549
W H Energy Services, Inc. (a)		551,900	18,256,852
Weatherford International Ltd. (a)		464,400	16,811,280
			704,311,051
Oil, Gas & Consumable Fuels 4.5%
Amerada Hess Corp.		52,300	6,632,686
Arch Coal, Inc.		189,100	15,033,450

See accompanying notes which are an integral part of the financial statements.
	127		Annual Report

127

VIP Mid Cap Portfolio
Investments - continued

	Shares	Value (Note 1)
Cameco Corp.	61,700	$ 3,916,256
Canadian Natural Resources Ltd.	378,200	18,748,154
Chesapeake Energy Corp.	205,700	6,526,861
China Petroleum & Chemical Corp. sponsored ADR	100	4,960
CONSOL Energy, Inc.	1,150,900	75,015,662
Forest Oil Corp. (a)	499,300	22,753,101
Golar LNG Ltd. (Nasdaq) (a)	21,393	283,457
Goodrich Petroleum Corp. (a)	295,300	7,426,795
International Coal Group, Inc. (a)	604,800	5,745,600
JKX Oil & Gas	91	388
Newfield Exploration Co. (a)	286,400	14,340,048
Niko Resources Ltd.	100	4,750
Oil Search Ltd.	1,048,800	2,838,891
OMV AG	100	5,860
OPTI Canada, Inc. (a)	100	3,283
Peabody Energy Corp.	167,700	13,821,834
PetroChina Co. Ltd. sponsored ADR	100	8,196
Petroleo Brasileiro SA Petrobras:
(PN) sponsored ADR (non vtg.)	100	6,437
sponsored ADR	100	7,127
Ship Finance International Ltd.
(NY Shares)	446,700	7,549,230
Southwestern Energy Co. (a)	408,800	14,692,272
Surgutneftegaz JSC sponsored ADR	100	5,347
Talisman Energy, Inc.	100	5,299
Tesoro Corp.	170,100	10,469,655
TransCanada Corp. (d)	646,300	20,374,947
TransMontaigne, Inc. (a)	500	3,300
Valero Energy Corp.	250,722	12,937,255
Whiting Petroleum Corp. (a)	1,600	64,000
World Fuel Services Corp.	46,600	1,571,352
XTO Energy, Inc.	166	7,294
		260,803,747

TOTAL ENERGY		965,114,798

FINANCIALS – 9.1%
Capital Markets 0.3%
Ameriprise Financial, Inc.	20	820
Ameritrade Holding Corp.	100	2,400
BlackRock, Inc. Class A	100	10,848
Deutsche Bank AG (NY Shares)	100	9,687
Eaton Vance Corp. (non vtg.)	200	5,472
Indiabulls Financial Services Ltd.	300	1,268
International Assets Holding Corp. (a)	100	910
Korea Investment Holdings Co. Ltd.	383,270	16,357,928
Legg Mason, Inc.	100	11,969
Matsui Securities Co. Ltd.	100	1,388
Nuveen Investments, Inc. Class A	100	4,262
optionsXpress Holdings, Inc.	100	2,455
T. Rowe Price Group, Inc.	200	14,406
TradeStation Group, Inc. (a)	10,100	125,038
		16,548,851

See accompanying notes which are an integral part of the financial statements.
VIP Mid Cap Portfolio	128

Common Stocks continued
	Shares	Value (Note 1)

FINANCIALS – continued
Commercial Banks – 2.8%
Allahabad Bank	71,000	$ 131,207
Banco Itau Holding Financeira SA:
(PN)	9,000	214,810
sponsored ADR (non vtg.)	235,500	5,656,710
Banco Pastor SA (Reg.)	478,600	22,963,917
Bank of Baroda	1,460,904	7,831,640
Bank of Fukuoka Ltd.	3,538,600	30,282,410
Bank of India	2,962,900	8,356,307
Boston Private Financial Holdings, Inc.	386,867	11,768,494
Canara Bank	660,149	3,539,526
Capitalia Spa	79	457
Cathay General Bancorp	20	719
Center Financial Corp., California	103,900	2,614,124
Colonial Bancgroup, Inc.	234,100	5,576,262
Commerce Bancorp, Inc., New Jersey	200	6,882
Corp. Bank	479,299	3,867,840
CVB Financial Corp.	137	2,782
DnB NOR ASA	100	1,067
Erste Bank der Oesterreichischen Sparkassen AG	100	5,570
Fulton Financial Corp.	13	229
HDFC Bank Ltd. sponsored ADR	84,900	4,321,410
Hiroshima Bank Ltd.	1,563,900	10,107,221
Hokuhoku Financial Group, Inc.	100	467
ICICI Bank Ltd. sponsored ADR	62,100	1,788,480
Industrial & Commercial Bank of China (Asia) Ltd.	1,000	1,225
Juroku Bank Ltd.	1,155,400	8,711,680
Lakeland Financial Corp.	100	4,038
M&T Bank Corp.	100	10,905
Oriental Bank of Commerce	89,627	559,653
OTP Bank Rt.	100	3,265
PrivateBancorp, Inc.	66,700	2,372,519
PT Bank Central Asia Tbk	500	173
Punjab National Bank	99,500	1,092,919
Sberbank RF GDR (a)	200	26,213
State Bancorp, Inc., New York	6	100
State Bank of India	689,845	15,134,735
Sumitomo Trust & Banking Co. Ltd.	811,000	8,288,495
TCF Financial Corp.	200	5,428
Texas Regional Bancshares, Inc. Class A	150	4,245
The Keiyo Bank Ltd.	806,400	5,751,940
UCBH Holdings, Inc.	100	1,788
Uti Bank Ltd.	673,100	4,292,611
Westcorp	100	6,661
Wintrust Financial Corp.	100	5,490
		165,312,614
Consumer Finance – 0.0%
Advanta Corp. Class B	100	3,244

See accompanying notes which are an integral part of the financial statements.

129 Annual Report

129

VIP Mid Cap Portfolio
Investments - continued

	Shares	Value (Note 1)
American Express Co.	100	$ 5,146
First Cash Financial Services, Inc. (a)	150	4,374
		12,764
Diversified Financial Services – 0.8%
Alliance Capital Management Holding LP	236,400	13,354,236
Infrastructure Development Finance Co. Ltd.	100	163
IntercontinentalExchange, Inc.	176,100	6,401,235
Kotak Mahindra Bank Ltd.	1,473,664	7,316,734
Moody’s Corp.	156,853	9,633,911
Power Financial Corp.	100	2,873
Principal Financial Group, Inc.	100	4,743
TSX Group, Inc.	203,300	8,189,359
		44,903,254
Insurance – 3.4%
ACE Ltd.	100	5,344
Admiral Group PLC	367,500	2,878,647
AFLAC, Inc.	783,600	36,374,712
American International Group, Inc.	254,700	17,378,181
Assurant, Inc.	1,841,000	80,065,090
Baloise Holdings AG (Reg.)	100	5,841
Brown & Brown, Inc.	209,800	6,407,292
Erie Indemnity Co. Class A	100	5,320
Everest Re Group Ltd.	156,000	15,654,600
Genworth Financial, Inc. Class A (non vtg.)	100	3,458
Hilb Rogal & Hobbs Co.	200	7,702
Mercury General Corp.	100	5,822
Ohio Casualty Corp.	122,800	3,477,696
Ping An Insurance (Group) Co. of China, Ltd. (H Shares)	5,779,500	10,659,090
Progressive Corp.	90,200	10,533,556
Reinsurance Group of America, Inc.	100	4,776
UNIPOL Assicurazioni Spa	100	281
Universal American Financial Corp. (a)	577,116	8,702,909
UnumProvident Corp.	100	2,275
USI Holdings Corp. (a)	168,300	2,317,491
W.R. Berkley Corp.	113,513	5,405,465
Zenith National Insurance Corp.	450	20,754
		199,916,302
Real Estate 1.6%
Aeon Mall Co. Ltd.	335,000	16,337,306
British Land Co. PLC	100	1,835
Corporate Office Properties Trust (SBI)	100	3,554
Diamond City Co. Ltd.	417,400	17,063,467
Digital Realty Trust, Inc.	900,800	20,385,104
Equity Office Properties Trust	210,400	6,381,432
Equity Residential (SBI)	558,700	21,856,344
General Growth Properties, Inc.	172,400	8,101,076
Land Securities Group PLC	100	2,863
Mitsui Fudosan Co. Ltd.	31,000	629,702
Plum Creek Timber Co., Inc.	100	3,605
Shun Tak Holdings Ltd.	530,200	488,922

See accompanying notes which are an integral part of the financial statements.
VIP Mid Cap Portfolio	130

Common Stocks continued
		Shares	Value (Note 1)

FINANCIALS – continued
Real Estate continued
W.P. Carey & Co. LLC		8,000	$202,880
Weingarten Realty Investors (SBI)		161,300	6,098,753
			97,556,843
Thrifts & Mortgage Finance – 0.2%
Doral Financial Corp.		100	1,060
Housing Development Finance Corp. Ltd.		163,904	4,396,758
MGIC Investment Corp.		100	6,582
NetBank, Inc.		943,664	6,775,508
Radian Group, Inc.		100	5,859
			11,185,767

TOTAL FINANCIALS			535,436,395

HEALTH CARE 17.2%
Biotechnology – 2.4%
Albany Molecular Research, Inc. (a)		620,902	7,543,959
Alexion Pharmaceuticals, Inc. (a)		100	2,025
Alnylam Pharmaceuticals, Inc. (a)		100	1,336
Applera Corp. – Celera Genomics Group (a)		100	1,096
Bachem Holding AG (B Shares)		100	5,746
BioCryst Pharmaceuticals, Inc. (a)		100	1,675
Celgene Corp. (a)		200	12,960
Ciphergen Biosystems, Inc. (a)		100	118
CSL Ltd.		83	2,588
CuraGen Corp. (a)		100	308
CytRx Corp. (a)		100	103
deCODE genetics, Inc. (a)		100	826
Dendreon Corp. (a)		100	542
Digene Corp. (a)		100	2,917
Genentech, Inc. (a)		25,500	2,358,750
Harvard Bioscience, Inc. (a)(e)		2,496,047	11,107,409
Illumina, Inc. (a)		100	1,410
ImmunoGen, Inc. (a)		139,700	716,661
Invitrogen Corp. (a)		273,630	18,234,703
Lexicon Genetics, Inc. (a)		100	365
Luminex Corp. (a)		100	1,162
Martek Biosciences (a)		98	2,412
MedImmune, Inc. (a)		100	3,502
Myriad Genetics, Inc. (a)		87,000	1,809,600
Nektar Therapeutics (a)		100	1,646
Orchid Cellmark, Inc. (a)		100	760
Orthologic Corp. (a)		100,600	492,940
OSI Pharmaceuticals, Inc. (a)		135,700	3,805,028
Pro Pharmaceuticals, Inc. (a)		100	305
QIAGEN NV (a)		5,693,500	66,898,625
Renovis, Inc. (a)		100	1,530
Sangamo Biosciences, Inc. (a)		100	403
Seattle Genetics, Inc. (a)		3,600	16,992
Serologicals Corp. (a)		100	1,974
Sirna Therapeutics, Inc. (a)		100	303

See accompanying notes which are an integral part of the financial statements.
	131		Annual Report

VIP Mid Cap Portfolio
Investments - continued

	Shares	Value (Note 1)
Stratagene Corp. (e)	1,441,447	$ 14,472,128
Tanox, Inc. (a)	100	1,637
Telik, Inc. (a)	100	1,699
ViroPharma, Inc. (a)	569,600	10,566,080
		138,074,223
Health Care Equipment & Supplies 4.2%
ArthroCare Corp. (a)	95,000	4,003,300
Beckman Coulter, Inc.	316,900	18,031,610
Bio Rad Laboratories, Inc. Class A (a)	100	6,544
BioLase Technology, Inc. (a)	100	799
bioMerieux SA	100	5,276
Biophan Technologies, Inc. (a)	100	152
Bruker BioSciences Corp. (a)	24,463	118,890
Clarient, Inc. (a)	100	130
Cyberonics, Inc. (a)	200	6,460
Cytyc Corp. (a)	100	2,823
DENTSPLY International, Inc.	172,400	9,256,156
Dionex Corp. (a)	100	4,908
Edwards Lifesciences Corp. (a)	100	4,161
Endocare, Inc. (a)	144,600	396,204
Epix Pharmaceuticals, Inc. (a)	178,600	721,544
Fisher Scientific International, Inc. (a)	100	6,186
Gen Probe, Inc. (a)	100	4,879
Greatbatch, Inc. (a)	800	20,808
Haemonetics Corp. (a)	996,325	48,680,440
Hospira, Inc. (a)	100	4,278
IDEXX Laboratories, Inc. (a)	42,500	3,059,150
INAMED Corp. (a)	70,450	6,177,056
IntraLase Corp. (a)	100	1,783
Intuitive Surgical, Inc. (a)	100	11,727
Kinetic Concepts, Inc. (a)	200	7,952
Millipore Corp. (a)	744,700	49,179,988
Neogen Corp. (a)	109,363	2,297,722
Osteotech, Inc. (a)	100	497
PolyMedica Corp.	82	2,745
Possis Medical, Inc. (a)	100	995
SonoSite, Inc. (a)	100	3,501
Stereotaxis, Inc. (a)	100	861
Strategic Diagnostics, Inc. (a)(e)	1,481,500	5,392,660
Synthes, Inc.	81	9,099
Thermo Electron Corp. (a)	2,554,200	76,958,046
Thoratec Corp. (a)	100	2,069
Varian Medical Systems, Inc. (a)	100	5,034
Ventana Medical Systems, Inc. (a)	115,600	4,895,660
Waters Corp. (a)	392,420	14,833,476
Young Innovations, Inc.	100	3,408
Zimmer Holdings, Inc. (a)	100	6,744
Zoll Medical Corp. (a)	100	2,519
		244,128,240
Health Care Providers & Services 8.4%
Aetna, Inc.	428,100	40,374,111
American Dental Partners, Inc. (a)	50	904
American Retirement Corp. (a)	511,100	12,843,943

See accompanying notes which are an integral part of the financial statements.
VIP Mid Cap Portfolio	132

Common Stocks continued
		Shares	Value (Note 1)

HEALTH CARE continued
Health Care Providers & Services continued
Apollo Hospitals Enterprise Ltd.		57,000	$631,567
Apollo Hospitals Enterprise Ltd. GDR (a)(f)		126,100	1,395,188
Bio Imaging Technologies, Inc. (a)		100	320
Caremark Rx, Inc. (a)		1,103,106	57,129,860
Cerner Corp. (a)		54,917	4,992,504
Community Health Systems, Inc. (a)		557,100	21,359,214
Covance, Inc. (a)		1,343,100	65,207,505
Coventry Health Care, Inc. (a)		75	4,272
Diagnosticos da America SA (a)		141,400	2,660,736
Dynacq Healthcare, Inc. (a)(d)		100	243
Eclipsys Corp. (a)(e)		2,486,200	47,063,766
Emageon, Inc.		489,800	7,787,820
Evotec OAI AG (a)		100	296
Gambro AB (A Shares)		100	1,092
Health Grades, Inc. (a)		328,311	2,058,510
Health Net, Inc. (a)		100	5,155
Humana, Inc. (a)		1,284,200	69,770,586
ICON PLC sponsored ADR (a)		199,126	8,192,044
IMS Health, Inc.		2,247,400	56,005,208
iSoft Group PLC		35	235
Merge Technologies, Inc. (a)		41,800	1,046,672
National Research Corp.		100	1,730
NDCHealth Corp. (a)		100	1,923
Omnicare, Inc.		472,650	27,045,033
Per Se Technologies, Inc. (a)		100	2,336
Pharmaceutical Product Development, Inc.		2,300	142,485
Quest Diagnostics, Inc.		100	5,148
Ramsay Health Care Ltd.		100	697
Renal Care Group, Inc. (a)		50	2,366
ResCare, Inc. (a)(e)		1,627,003	28,261,042
Sunrise Senior Living, Inc. (a)(d)		766,600	25,842,086
TriZetto Group, Inc. (a)		546,900	9,291,831
VCA Antech, Inc. (a)		170,800	4,816,560
WellPoint, Inc. (a)		400	31,916
			493,976,904
Pharmaceuticals 2.2%
Able Laboratories, Inc. (a)		100	15
Allergan, Inc.		164,400	17,748,624
American Pharmaceutical Partners, Inc. (a)		50	1,940
Aventis Pharma Ltd.		100	3,695
Bentley Pharmaceuticals, Inc. (a)		256,000	4,200,960
Boiron SA		55	1,413
Caraco Pharmaceutical Laboratories Ltd. (a)		100	898
Cipla Ltd.		50,500	502,811
Connetics Corp. (a)		100	1,445
Dr. Reddy’s Laboratories Ltd. sponsored ADR		85,100	1,838,160

		Shares	Value (Note 1)
Eisai Co. Ltd. sponsored ADR		100	$4,250
GlaxoSmithkline Pharmaceuticals Ltd.		100	2,493
See accompanying notes which are an integral part of the financial statements.
	133		Annual Report

133

VIP Mid Cap Portfolio
Investments - continued

	Shares	Value (Note 1)

Kos Pharmaceuticals, Inc. (a)	640,193	33,117,184
Medicis Pharmaceutical Corp. Class A	180,000	5,769,000
Merck KGaA	375,821	31,121,853
New River Pharmaceuticals, Inc. (a)	100	5,188
Pfizer Ltd.	100	2,259
Ranbaxy Laboratories Ltd. sponsored GDR	527,746	4,216,691
Roche Holding AG:
(participation certificate)	154,849	23,250,919
sponsored ADR	62,700	4,708,770
Schering Plough Corp.	100	2,085
Sepracor, Inc. (a)	100	5,160
SuperGen, Inc. (a)	100	505
Valeant Pharmaceuticals International	211,500	3,823,920
		130,330,238

TOTAL HEALTH CARE		1,006,509,605

See accompanying notes which are an integral part of the financial statements.
VIP Mid Cap Portfolio	134

	Shares	Value (Note 1)

INDUSTRIALS – 13.9%
Aerospace & Defense – 1.0%
CAE, Inc.	1,045,200	7,659,975
Ceradyne, Inc. (a)(d)	349,734	15,318,349
EDO Corp.	100	2,706
Embraer – Empresa Brasileira de Aeronautica SA sponsored ADR	100	3,910
Esterline Technologies Corp. (a)	708,691	26,356,218
General Dynamics Corp.	100	11,405
L 3 Communications Holdings, Inc.	88,300	6,565,105
Precision Castparts Corp.	200	10,362
Rockwell Collins, Inc.	100	4,647
		55,932,677
Air Freight & Logistics – 0.2%
Business Post Group PLC	200	1,153
Expeditors International of Washington, Inc.	100	6,751
Forward Air Corp.	150	5,498
Hub Group, Inc. Class A (a)	341,067	12,056,718
UTI Worldwide, Inc.	100	9,284
		12,079,404
Airlines – 0.2%
ACE Aviation Holdings, Inc. Class A (a)	312,800	10,224,420
Air China Ltd. (H Shares) (a)	2,000	638
easyJet PLC (a)	100	651
Ryanair Holdings PLC sponsored ADR (a)	64,000	3,583,360
Southwest Airlines Co.	100	1,643
		13,810,712
Building Products – 0.2%
American Woodmark Corp.	200	4,958
Simpson Manufacturing Co. Ltd.	228,200	8,295,070
Trex Co., Inc. (a)	100	2,805

See accompanying notes which are an integral part of the financial statements.

135 Annual Report

VIP Mid Cap Portfolio
Investments - continued

Common Stocks continued
	Shares	Value (Note 1)

INDUSTRIALS – continued
Building Products – continued
USG Corp. (a)	100	$ 6,500
Wienerberger Baustoffindust AG	100	4,001
		8,313,334
Commercial Services & Supplies 3.0%
Advisory Board Co. (a)	100	4,767
Bennett Environmental, Inc. (a)	167,100	518,886
CDI Corp.	621,600	17,031,840
ChoicePoint, Inc. (a)	1,134,700	50,505,497
Cintas Corp.	917,325	37,775,444
Corporate Executive Board Co.	100	8,970
CoStar Group, Inc. (a)	100	4,317
Dun & Bradstreet Corp. (a)	100	6,696
Fullcast Co. Ltd. (d)	5,746	19,103,788
GFK AG	20	670
Intertek Group PLC	436,200	5,234,053
Monster Worldwide, Inc. (a)	317,300	12,952,186
PICO Holdings, Inc. (a)	100	3,226
Pike Electric Corp.	100	1,622
Randstad Holdings NV	86,700	3,765,854
Ritchie Brothers Auctioneers, Inc.	33,100	1,398,475
Robert Half International, Inc.	100	3,789
Rollins, Inc.	100	1,971
Societe Generale de Surveillance Holding SA (SGS) (Reg.)	14,791	12,472,167
Stericycle, Inc. (a)	222,100	13,077,248
Tele Atlas NV (a)	65,600	1,755,905
		175,627,371
Construction & Engineering – 1.8%
Arcadis NV	9,700	307,754
Arcadis NV (NY Shares)	200	6,320
Chicago Bridge & Iron Co. NV
(NY Shares)	605,600	15,267,176
Daelim Industrial Co.	58,000	4,144,914
EMCOR Group, Inc. (a)	100	6,753
Fluor Corp.	136,100	10,515,086
Infrasource Services, Inc. (a)	100	1,308
Insituform Technologies, Inc. Class A (a)	100	1,937
Jacobs Engineering Group, Inc. (a)	430,900	29,245,183
Larsen & Toubro Ltd.	100	4,101
LG Engineering & Construction Co. Ltd.	100	5,261
Orascom Construction Industries SAE GDR	100	7,500
PTC India Ltd.	100	132
Quanta Services, Inc. (a)	100	1,317
Shaw Group, Inc. (a)	1,283,700	37,342,833
SNC Lavalin Group, Inc.	100	6,563
United Group Ltd.	1,285,700	10,883,665
		107,747,803
Electrical Equipment 1.8%
AstroPower, Inc. (a)	100	0

See accompanying notes which are an integral part of the financial statements.
VIP Mid Cap Portfolio	136

	Shares	Value (Note 1)
Bharat Heavy Electricals Ltd.	100	$ 3,114
C&D Technologies, Inc.	490,700	3,739,134
Crompton Greaves Ltd.	144,396	2,441,045
Fujikura Ltd.	1,000	8,108
II VI, Inc. (a)	200	3,574
Johnson Electric Holdings Ltd. sponsored ADR	100	940
Rockwell Automation, Inc.	1,401,100	82,889,076
Roper Industries, Inc.	281,300	11,114,163
Shanghai Electric (Group) Corp.
(H Shares)	2,000	684
SolarWorld AG	27,100	3,625,304
		103,825,142
Industrial Conglomerates 0.8%
Aditya Birla Nuvo Ltd.	100	1,478
Fu Sheng Industrial Co. Ltd.	2,295,000	2,922,365
Hutchison Whampoa Ltd. ADR	100	4,740
Max India Ltd. (a)	395,174	5,273,964
Shanghai Industrial Holdings Ltd. Class H	1,000	2,083
Smiths Group PLC	100	1,801
Teleflex, Inc.	582,400	37,844,352
		46,050,783
Machinery – 4.4%
AGCO Corp. (a)	3,632,500	60,190,525
Badger Meter, Inc.	258,700	10,151,388
Bucher Holding AG	500	39,878
Danaher Corp.	100	5,578
Deutz AG (a)	100	490
Dover Corp.	260,700	10,555,743
Eicher Motors Ltd.	342,065	1,744,345
Flowserve Corp. (a)	458,000	18,118,480
Graco, Inc.	326,300	11,903,424
Harsco Corp.	954,799	64,458,480
Heidelberger Druckmaschinen AG	178,400	6,825,947
Hexagon AB (B Shares)	100	2,983
Jain Irrigation Systems Ltd. (a)	100	466
Koyo Seiko Co. Ltd.	1,000	18,617
Krones AG	2,900	292,197
MAN AG	100	5,337
Manitowoc Co., Inc.	100	5,022
Middleby Corp. (a)	100	8,650
PACCAR, Inc.	150	10,385
Pall Corp.	100	2,686
Pentair, Inc.	654,500	22,593,340
Railpower Technologies Corp. (a)	100	556
Tata Motors Ltd.	452,400	6,569,578
Tata Motors Ltd. sponsored ADR (d)	17,100	245,727
Terex Corp. (a)	495,200	29,414,880
Timken Co.	148,800	4,764,576
Toshiba Machine Co. Ltd.	1,000	9,898
Valmont Industries, Inc.	100	3,346

See accompanying notes which are an integral part of the financial statements.

137 Annual Report

137

VIP Mid Cap Portfolio
Investments - continued

Common Stocks continued
	Shares	Value (Note 1)

INDUSTRIALS – continued
Machinery – continued
Wabtec Corp.	246,700	$ 6,636,230
Zenon Environmental, Inc. (a)	336,100	4,862,760
		259,441,512
Marine – 0.1%
Alexander & Baldwin, Inc.	100,745	5,464,409
Hanjin Shipping Co. Ltd.	80	1,826
Odfjell ASA:
(A Shares)	41,500	842,908
(B Shares)	400	6,938
		6,316,081
Road & Rail 0.0%
Burlington Northern Santa Fe Corp.	100	7,082
CNF, Inc.	100	5,589
Guangshen Railway Co. Ltd. sponsored ADR	100	1,552
Heartland Express, Inc.	150	3,044
Knight Transportation, Inc.	225	4,664
Old Dominion Freight Lines, Inc. (a)	225	6,071
		28,002
Trading Companies & Distributors – 0.4%
Bunzl PLC	78	857
Fastenal Co.	233,200	9,139,108
GATX Corp.	100	3,608
MSC Industrial Direct Co., Inc. Class A	288,300	11,595,426
NuCo2, Inc. (a)	64,000	1,784,320
Richelieu Hardware Ltd	100	2,039
STB Leasing Co. Ltd.	100	2,036
United Rentals, Inc. (a)	100	2,339
W.W. Grainger, Inc.	27,600	1,962,360
WESCO International, Inc. (a)	100	4,273
		24,496,366
Transportation Infrastructure – 0.0%
Anhui Expressway Co. Ltd. (H Shares)	2,000	967
Macquarie Infrastructure Group unit	100	261
Sea Containers Ltd. Class B (a)	7,900	96,933
		98,161

TOTAL INDUSTRIALS		813,767,348

INFORMATION TECHNOLOGY 10.7%
Communications Equipment – 0.5%
Arris Group, Inc. (a)	100	947
AudioCodes Ltd. (a)	100	1,110
Avaya, Inc. (a)	100	1,067
Black Box Corp.	100	4,738
Comtech Telecommunications Corp. (a)	150	4,581
EFJ, Inc. (a)	100	1,015
Foxconn International Holdings Ltd.	1,000	1,631
Harris Corp.	100	4,301
Ixia (a)	869,100	12,845,298

See accompanying notes which are an integral part of the financial statements.
VIP Mid Cap Portfolio	138

		Shares	Value (Note 1)
Juniper Networks, Inc. (a)		200	$4,460
NETGEAR, Inc. (a)		724,500	13,946,625
Option NV (a)		90	6,686
Plantronics, Inc.		100	2,830
Polycom, Inc. (a)		200	3,060
Powerwave Technologies, Inc. (a)		100	1,257
Redback Networks, Inc. (a)		100	1,406
Research In Motion Ltd. (a)		100	6,602
TANDBERG ASA		26,600	162,871
			27,000,485
Computers & Peripherals 1.7%
Apple Computer, Inc. (a)		806,100	57,950,529
Compal Electronics, Inc.		1,113	1,004
Creative Technology Ltd. (Nasdaq)		100	842
Foxconn Technology Co. Ltd.		1,100	5,479
Gemplus International SA sponsored ADR (a)		100	530
Komag, Inc. (a)		209,875	7,274,268
Logitech International SA (Reg.) (a)		55,000	2,584,665
M Systems Flash Disk Pioneers Ltd. (a)		900	29,808
Moser Baer India Ltd.		200	876
NCR Corp. (a)		100	3,394
NEC Corp. sponsored ADR		1,672,800	10,354,632
Oberthur Card Systems (d)		683,600	5,932,021
Psion PLC		33	94
SanDisk Corp. (a)		221,842	13,936,114
Synaptics, Inc. (a)		100	2,472
			98,076,728
Electronic Equipment & Instruments – 3.7%
Agilent Technologies, Inc. (a)		6	200
Amphenol Corp. Class A		100	4,426
Applied Films Corp. (a)		100	2,077
Brightpoint, Inc. (a)		225	6,225
CDW Corp.		1,112,791	64,063,378
CellStar Corp. (a)		100	190
Cogent, Inc. (a)		200	4,536
Excel Technology, Inc. (a)		100	2,378
FLIR Systems, Inc. (a)		409,600	9,146,368
Hon Hai Precision Industry Co. Ltd. (Foxconn)		10,565,597	57,935,127
I. D. Systems Inc. (a)		100	2,385
Iteris, Inc. (a)		100	240
Itron, Inc. (a)		100	4,004
KEMET Corp. (a)		1,177,700	8,326,339
Keyence Corp.		14,300	4,069,081
Mercury Computer Systems, Inc. (a)		1,500	30,945
Metrologic Instruments, Inc. (a)		200	3,852
Mettler Toledo International, Inc. (a)		487,100	26,887,920
Molex, Inc.		100	2,595
MTS Systems Corp.		100	3,464
National Instruments Corp.		2,800	89,740
Robotic Vision Systems, Inc. (a)		100	0
ScanSource, Inc. (a)		100	5,468

See accompanying notes which are an integral part of the financial statements.
	139		Annual Report

139

VIP Mid Cap Portfolio
Investments - continued

Common Stocks continued
	Shares	Value (Note 1)

INFORMATION TECHNOLOGY – continued
Electronic Equipment & Instruments – continued
Sunpower Corp. Class A	4,400	$ 149,556
Symbol Technologies, Inc.	189	2,423
Universal Display Corp. (a)	100	1,051
Vishay Intertechnology, Inc. (a)	3,482,500	47,919,200
Xyratex Ltd. (a)	18,700	330,616
Yageo Corp. sponsored GDR (a)	100	218
		218,994,002
Internet Software & Services 1.6%
Akamai Technologies, Inc. (a)	100	1,993
Answers Corp. (a)	100	1,147
aQuantive, Inc. (a)	157,611	3,978,102
Baidu.com, Inc. sponsored ADR	100	6,292
Bankrate, Inc. (a)	100	2,952
eCollege.com (a)	649,100	11,703,273
Entrust, Inc. (a)	100	484
Iliad Group SA	100	6,192
iMergent, Inc. (a)	100	660
InfoSpace, Inc. (a)	100	2,582
LookSmart Ltd. (a)	20	75
MIVA, Inc. (a)	100	495
Neoforma, Inc. (a)	100	990
NHN Corp. (a)	100	26,799
Online Resources Corp. (a)	100	1,105
Open Text Corp. (a)	100	1,415
RealNetworks, Inc. (a)	4,022,404	31,213,855
Sify Ltd. sponsored ADR (a)	100	1,076
Sina Corp. (a)	100	2,416
SonicWALL, Inc. (a)	100	792
Tencent Holdings Ltd.	1,000	1,070
ValueClick, Inc. (a)	1,170,495	21,197,664
VeriSign, Inc. (a)	968,664	21,233,115
WebSideStory, Inc. (a)	100	1,813
Yahoo! Japan Corp	3,300	5,009,966
		94,396,323
IT Services 0.5%
Affiliated Computer Services, Inc.
Class A (a)	16	947
CheckFree Corp. (a)	100	4,590
Computershare Ltd.	100	498
DST Systems, Inc. (a)	600	35,946
Global Payments, Inc.	200	9,322
Hewitt Associates, Inc. Class A (a)	100	2,801
Infosys Technologies Ltd.	15,605	1,039,356
Infosys Technologies Ltd. sponsored ADR	200	16,172
infoUSA, Inc.	100	1,093
Lionbridge Technologies, Inc. (a)	1,323,300	9,289,566
ManTech International Corp. Class A (a)	188,332	5,246,930
Maximus, Inc.	328,200	12,041,658
Obic Co. Ltd.	100	22,035
RightNow Technologies, Inc. (a)	100	1,846

See accompanying notes which are an integral part of the financial statements.
VIP Mid Cap Portfolio	140

		Shares	Value (Note 1)
Satyam Computer Services Ltd.		100	$1,640
StarTek, Inc.		100	1,800
Syntel, Inc.		100	2,083
TALX Corp.		150	6,857
TietoEnator Oyj		100	3,652
Tyler Technologies, Inc. (a)		100	878
			27,729,670
Office Electronics – 0.0%
Zebra Technologies Corp. Class A (a)		75	3,214
Semiconductors & Semiconductor Equipment – 0.8%
Agere Systems, Inc. (a)		10	129
Analog Devices, Inc.		100	3,587
ARM Holdings PLC sponsored ADR		100	621
ASM Pacific Technology Ltd.		500	2,821
ASML Holding NV (NY Shares) (a)		100	2,008
ATI Technologies, Inc. (a)		100	1,703
Axcelis Technologies, Inc. (a)		100	477
Credence Systems Corp. (a)		772,500	5,376,600
Freescale Semiconductor, Inc. Class A (a)		100	2,519
Integrated Device Technology, Inc. (a)		1,020,000	13,443,600
International Rectifier Corp. (a)		100	3,190
KLA Tencor Corp.		100	4,933
Marvell Technology Group Ltd. (a)		200	11,218
Mattson Technology, Inc. (a)		482,810	4,857,069
Microchip Technology, Inc.		100	3,215
National Semiconductor Corp.		200	5,196
NVIDIA Corp. (a)		248,900	9,099,784
PortalPlayer, Inc. (a)		100	2,832
Rambus, Inc. (a)		100	1,619
Saifun Semiconductors Ltd.		6,300	198,261
Silicon Image, Inc. (a)		100	905
Veeco Instruments, Inc. (a)		397,500	6,888,675
Zoran Corp. (a)		625,137	10,133,471
			50,044,433
Software 1.9%
Activision, Inc. (a)		518,772	7,127,927
Adobe Systems, Inc.		138	5,100
Advent Software, Inc. (a)		143,911	4,160,467
Altiris, Inc. (a)		100	1,689
Autonomy Corp. PLC (a)		200	1,347
Blackboard, Inc. (a)		100	2,898
Bottomline Technologies, Inc. (a)		11	121
Cadence Design Systems, Inc. (a)		100	1,692
CCC Information Services Group, Inc. (a)		100	2,622
Cognos, Inc. (a)		984,600	34,343,065
Concur Technologies, Inc. (a)		100	1,289
FactSet Research Systems, Inc.		150	6,174
FileNET Corp. (a)		100	2,585
Hitachi Software Engineerng Co. Ltd.		100	2,095
Hyperion Solutions Corp. (a)		396,591	14,205,890
Informatica Corp. (a)		100	1,200
Intuit, Inc. (a)		100	5,330
KOEI Co. Ltd. (d)		429,020	11,898,524
See accompanying notes which are an integral part of the financial statements.
	141		Annual Report

141

VIP Mid Cap Portfolio
Investments - continued

Common Stocks continued
	Shares	Value (Note 1)

INFORMATION TECHNOLOGY – continued
Software – continued
Kronos, Inc. (a)	100	$ 4,186
Manhattan Associates, Inc. (a)	100	2,048
Midway Games, Inc. (a)	100	1,897
Napster, Inc. (a)	100	352
NAVTEQ Corp. (a)	100	4,387
NDS Group PLC sponsored ADR (a)	100	4,115
Net 1 UEPS Technologies, Inc. (a)	17,100	493,335
Nuance Communications, Inc. (a)	299,200	2,282,896
Open Solutions, Inc. (a)(e)	1,102,309	25,264,922
Plato Learning, Inc. (a)	82,400	654,256
Quality Systems, Inc.	100	7,676
Renaissance Learning, Inc.	71	1,343
RSA Security, Inc. (a)	251	2,819
Salesforce.com, Inc. (a)	36,100	1,157,005
Scientific Learning Corp. (a)	100	565
Subex Systems Ltd.	100	1,702
Symantec Corp. (a)	100	1,750
Tata Elxsi Ltd.	100	455
Temenos Group AG (a)	100	974
THQ, Inc. (a)	487,650	11,630,453
Ultimate Software Group, Inc. (a)	100	1,907
		113,289,058

TOTAL INFORMATION TECHNOLOGY		629,533,913

MATERIALS 8.9%
Chemicals 3.2%
Air Products & Chemicals, Inc.	100	5,919
Airgas, Inc.	1,898,800	62,470,520
Albemarle Corp.	100	3,835
American Vanguard Corp.	200	4,700
Asian Paints India Ltd.	880,007	11,319,126
Balchem Corp.	150	4,472
Ecolab, Inc. (d)	1,361,700	49,388,859
Filtrona PLC	50	245
Jubilant Organosys Ltd.	100	2,389
Kuraray Co. Ltd.	223,000	2,311,234
Lonza Group AG	10	612
Monsanto Co.	272,800	21,150,184
Mosaic Co. (a)	100	1,463
Nitto Denko Corp.	113,500	8,846,657
Praxair, Inc.	222,700	11,794,192
Quaker Chemical Corp.	100	1,923
Recticel SA	100	888
Sasa Dupont Sabanci Polyester Sanayi AS	1	1
Sinopec Shanghai Petrochemical Co. Ltd.:
(H Shares)	2,000	767
sponsored ADR	200	7,574
Syngenta AG sponsored ADR	100	2,491

See accompanying notes which are an integral part of the financial statements.
VIP Mid Cap Portfolio	142

	Shares	Value (Note 1)
Tokuyama Corp.	1,493,000	$ 19,184,048
United Phosphorous Ltd.	455	2,425
		186,504,524
Construction Materials – 0.1%
Cemex SA de CV sponsored ADR	108	6,408
Florida Rock Industries, Inc.	149,175	7,318,526
Headwaters, Inc. (a)	100	3,544
		7,328,478
Containers & Packaging – 0.0%
Essel Propack Ltd.	270,100	2,150,835
Sealed Air Corp. (a)	100	5,617
Silgan Holdings, Inc.	68	2,456
		2,158,908
Metals & Mining – 5.2%
Agnico Eagle Mines Ltd.	1,143,930	22,651,300
Agnico Eagle Mines Ltd. (a)	23,350	102,974
Aleris International, Inc. (a)	100	3,224
Barrick Gold Corp.	100	2,788
BHP Billiton Ltd. sponsored ADR	100	3,342
BlueScope Steel Ltd.	100	511
Boliden AB (a)	556,000	4,549,059
Compania de Minas Buenaventura SA sponsored ADR	452,000	12,791,600
Dofasco, Inc.	100	5,589
Falconbridge Ltd.	277	8,220
FNX Mining Co., Inc. (a)	100	1,169
Fording Canadian Coal Trust (d)	116,700	4,037,395
Freeport McMoRan Copper & Gold, Inc. Class B (d)	1,285,900	69,181,420
Glamis Gold Ltd. (a)	100	2,750
Goldcorp, Inc.	146,800	3,270,500
Golden Star Resources Ltd. (a)	250,000	664,488
Grupo Mexico SA de CV Series B	100	233
Harmony Gold Mining Co. Ltd. (a)	1,096,300	14,306,716
High River Gold Mines Ltd. (a)	1,989,600	2,532,887
Inco Ltd.	100	4,344
Inmet Mining Corp.	100	2,538
Ivanhoe Mines Ltd. (a)	100	718
Kinross Gold Corp. (a)	6,605,666	61,025,206
Mechel Steel Group OAO sponsored ADR	100	2,417
Meridian Gold, Inc. (a)	100	2,192
Mittal Steel Co. NV Class A (NY Shares)	3,044	80,135
Newmont Mining Corp.	1,782,180	95,168,404
Northern Orion Resources, Inc. (a)	100	326
Nucor Corp.	100	6,672
Phelps Dodge Corp.	100	14,387
POSCO sponsored ADR	100	4,951
Sumitomo Metal Mining Co. Ltd.	2,000	24,749
Teck Cominco Ltd. Class B (sub. vtg.)	279,600	14,923,384
Xstrata PLC	100	2,341
		305,378,929

See accompanying notes which are an integral part of the financial statements.

143 Annual Report

143

VIP Mid Cap Portfolio
Investments - continued

Common Stocks continued
	Shares	Value (Note 1)

MATERIALS – continued
Paper & Forest Products 0.4%
Cathay Forest Products Corp. (a)	40,100	$ 26,905
International Forest Products Ltd. (Interfor) Class A (sub. vtg.) (a)	9,100	56,359
Lee & Man Paper Manufacturing Ltd.	10,218,000	11,333,346
MAXXAM, Inc. (a)	100	3,505
Pope Resources, Inc. LP	100	3,102
Sino Forest Corp. (a)	2,546,500	10,820,791
Votorantim Celulose e Papel SA sponsored ADR (non vtg.)	250	3,073
		22,247,081

TOTAL MATERIALS		523,617,920

TELECOMMUNICATION SERVICES 1.2%
Diversified Telecommunication Services – 0.0%
Cable & Wireless PLC sponsored ADR	100	616
Covad Communications Group, Inc. (a)	61	60
Golden Telecom, Inc.	100	2,596
Philippine Long Distance Telephone Co.	100	3,460
Pipex Communications PLC (a)	100	21
PT Indosat Tbk sponsored ADR	100	2,909
PT Telkomunikasi Indonesia Tbk sponsored ADR	100	2,386
		12,048
Wireless Telecommunication Services – 1.2%
America Movil SA de CV Series L sponsored ADR	389,700	11,402,622
Bharti Televentures Ltd. (a)	1,055,400	8,264,700
MTN Group Ltd.	100	982
Nextel Partners, Inc. Class A (a)	100	2,794
NII Holdings, Inc. (a)	1,009,816	44,108,763
Telemig Celular Participacoes SA sponsored ADR	100	3,941
USA Mobility, Inc.	286,340	7,937,345
		71,721,147

TOTAL TELECOMMUNICATION SERVICES		71,733,195

UTILITIES 1.0%
Electric Utilities – 0.0%
FPL Group, Inc.	200	8,312
Korea Electric Power Corp. sponsored ADR	100	1,949
PPL Corp.	200	5,880
		16,141
Gas Utilities 0.3%
PT Perusahaan Gas Negara Tbk Series B	500	351
SEMCO Energy, Inc. (a)	1,613,700	9,068,994
Xinao Gas Holdings Ltd.	11,158,000	8,850,245
		17,919,590

	Shares	Value (Note 1)
Independent Power Producers & Energy Traders 0.6%
AES Corp. (a)	2,066,600	$ 32,714,278

See accompanying notes which are an integral part of the financial statements.
VIP Mid Cap Portfolio	144

	Shares	Value (Note 1)

Multi-Utilities – 0.1%
Public Service Enterprise Group, Inc.	105,000	6,821,850
TOTAL UTILITIES		57,471,859
TOTAL COMMON STOCKS
(Cost $4,282,979,998)	5,514,359,333
Nonconvertible Preferred Stocks 0.0%

CONSUMER DISCRETIONARY 0.0%
Household Durables 0.0%
Fedders Corp. Series A, 8.60%
(Cost $119)	5	45
Money Market Funds 8.3%
Fidelity Cash Central Fund, 4.28% (b)	372,876,046	372,876,046
Fidelity Securities Lending Cash Central Fund, 4.35% (b)(c)	114,642,969	114,642,969
TOTAL MONEY MARKET FUNDS
(Cost $487,519,015)		487,519,015
TOTAL INVESTMENT PORTFOLIO 102.4%
(Cost $4,770,499,132)	6,001,878,393

NET OTHER ASSETS (2.4)%	(141,304,340)
NET ASSETS 100%	$ 5,860,574,053

Legend

(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.

(d) Security or a portion of the security is on loan at period end.

(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $3,112,232 or 0.1% of net assets.

Affiliated Central Funds

Information regarding income received by the fund from the affiliated Central funds during the period is as follows:

Fund	Income received
Fidelity Cash Central Fund	$ 10,697,508
Fidelity Securities Lending Cash Central Fund	1,173,532
Total	$ 11,871,040

Other Affiliated Issuers

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:

	Value, beginning				Value, end of
Affiliate	of period	Purchases	Sales Proceeds	Dividend Income	period
Eclipsys Corp.	$2,043	$44,996,485	$4,829,543	$—	$47,063,766
Harvard Bioscience, Inc.	13,996,708	—	1,599,168	—	11,107,409
IMPCO Technologies, Inc.	11,373,320	7,701,234	5,209,047	—	9,268,848
LKQ Corp.	6,328,814	27,305,192	30,196,332	—	—
Open Solutions, Inc.	11,349,946	14,785,536	—	—	25,264,922

See accompanying notes which are an integral part of the financial statements.

145 Annual Report

VIP Mid Cap Portfolio
Investments - continued

	Value, beginning				Value, end of
	of period	Purchases	Sales Proceeds	Dividend Income	period

Parker Drilling Co.	$7,847,424	$25,100,378	$—	$—	$59,364,645
ResCare, Inc.	18,093,582	11,382,634	3,120,143	—	28,261,042
SEMCO Energy, Inc.	—	9,501,356	—	—	—
Stratagene Corp.	6,584,400	6,768,249	1,381,366	360,362	14,472,128
Strategic Diagnostics, Inc.	2,773,050	2,383,669	—	—	5,392,660
Total	$78,349,287	$149,924,733	$46,335,599	$360,362	$200,195,420

Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:

United States of America					72.8%
Japan					5.8%
Canada					5.1%
India					2.2%
Netherlands					2.1%
Cayman Islands					2.0%
Switzerland					1.2%
France					1.2%
Taiwan					1.1%
Others (individually less than 1%)					6.5%
					100.0%

See accompanying notes which are an integral part of the financial statements.
VIP Mid Cap Portfolio	146

VIP Mid Cap Portfolio

Financial Statements

Statement of Assets and Liabilities
	December 31, 2005

Assets
Investment in securities, at value (including securities loaned of $109,479,789) — See accompanying schedule:
Unaffiliated issuers (cost $4,135,029,460)	$5,314,163,958
Affiliated Central Funds (cost $487,519,015)	487,519,015
Other affiliated issuers (cost $147,950,657)	200,195,420
Total Investments (cost $4,770,499,132)		$6,001,878,393
Foreign currency held at value (cost $3,939,086)		3,939,073
Receivable for investments sold		3,023,285
Receivable for fund shares sold		4,185,895
Dividends receivable		3,319,781
Interest receivable		1,278,741
Prepaid expenses		23,423
Other affiliated receivables		1,311
Other receivables		1,051,712
Total assets		6,018,701,614

Liabilities
Payable to custodian bank	$ 1,817
Payable for investments purchased	33,815,197
Payable for fund shares redeemed	2,826,714
Accrued management fee	2,756,501
Distribution fees payable	811,709
Other affiliated payables	426,970
Other payables and accrued expenses	2,845,684
Collateral on securities loaned, at value	114,642,969
Total liabilities		158,127,561

Net Assets		$5,860,574,053
Net Assets consist of:
Paid in capital		$3,882,983,567
Undistributed net investment income		15,998,697
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		732,865,298
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,228,726,491
Net Assets		$5,860,574,053

Statement of Assets and Liabilities continued
	December 31, 2005

Initial Class:
Net Asset Value, offering price and redemption price per share ($1,276,301,578 ÷ 36,352,772 shares)		$35.11
Service Class:
Net Asset Value, offering price and redemption price per share ($990,560,917 ÷ 28,343,115 shares)		$34.95
Service Class 2:
Net Asset Value, offering price and redemption price per share ($3,542,951,507 ÷ 102,202,703 shares)		$34.67
Investor Class:
Net Asset Value, offering price and redemption price per share ($50,760,051 ÷ 1,446,900 shares)		$35.08

See accompanying notes which are an integral part of the financial statements.

147		Annual Report

Financial Statements - continued

Statement of Operations
	Year ended December 31, 2005

Investment Income
Dividends (including $360,362 received from other affiliated issuers)		$35,322,015
Special dividends		6,755,487
Interest		44,739
Income from affiliated Central Funds (including $1,173,532 from security lending)		11,871,040
Total income		53,993,281

Expenses
Management fee	$27,032,934
Transfer agent fees	3,217,491
Distribution fees	7,754,097
Accounting and security lending fees	1,151,450
Independent trustees’ compensation	20,396
Custodian fees and expenses	862,268
Registration fees	8,689
Audit	77,475
Legal	17,668
Miscellaneous	505,110
Total expenses before reductions	40,647,578
Expense reductions	(2,742,506)	37,905,072

Net investment income (loss)		16,088,209
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $175,374)	737,345,770
Other affiliated issuers	1,991,693
Foreign currency transactions	(204,299)
Total net realized gain (loss)		739,133,164
Change in net unrealized appreciation (depreciation) on:
Investment securities (net of increase in deferred foreign taxes of $1,404,806)	80,110,633
Assets and liabilities in foreign currencies	(478,313)
Total change in net unrealized appreciation (depreciation)		79,632,320
Net gain (loss)		818,765,484
Net increase (decrease) in net assets resulting from operations		$834,853,693

Statement of Changes in Net Assets
	Year ended	Year ended
	December 31,	December 31,
	2005	2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$16,088,209	$(3,642,695)
Net realized gain (loss)	739,133,164	195,434,513
Change in net unrealized appreciation (depreciation)	79,632,320	536,253,385
Net increase (decrease) in net assets resulting from operations	834,853,693	728,045,203
Distributions to shareholders from net realized gain	(69,737,263)	—
Share transactions - net increase (decrease)	1,095,215,324	835,964,194
Total increase (decrease) in net assets	1,860,331,754	1,564,009,397

Net Assets
Beginning of period	4,000,242,299	2,436,232,902
End of period (including undistributed net investment income of $15,998,697 and undistributed net investment income
of $68,191, respectively)	$5,860,574,053	$4,000,242,299

See accompanying notes which are an integral part of the financial statements.
VIP Mid Cap Portfolio	148

Financial Highlights Initial Class
Years ended December 31,	2005	2004	2003G	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 30.18	$ 24.16	$ 17.51	$ 19.60	$ 20.26
Income from Investment Operations
Net investment income (loss)C	16D	.01	F	.09	.20
Net realized and unrealized gain (loss)	5.28	6.01	6.73	(2.00)	(.86)
Total from investment operations	5.44	6.02	6.73	(1.91)	(.66)
Distributions from net investment income	—	—	(.08)	(.18)	—
Distributions from net realized gain	(.51)	—	—	—	—
Total distributions	(.51)	—	(.08)	(.18)	—
Net asset value, end of period	$ 35.11	$ 30.18	$ 24.16	$ 17.51	$ 19.60
Total ReturnA,B	18.30%	24.92%	38.64%	(9.82)%	(3.26)%
Ratios to Average Net AssetsE
Expenses before reductions	69%	.71%	.70%	.70%	.69%
Expenses net of fee waivers, if any	69%	.71%	.70%	.70%	.69%
Expenses net of all reductions	64%	.68%	.68%	.63%	.62%
Net investment income (loss)	50%	.03%	—%	.51%	1.06%
Supplemental Data
Net assets, end of period (000 omitted)	$1,276,302	$ 979,533	$ 678,480	$ 499,557	$ 574,934
Portfolio turnover rate	107%	55%	51%	135%	144%

A Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.
B Total returns would have been lower had certain expenses not been reduced during the periods shown.
C Calculated based on average shares outstanding during the period.
D Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been .36%.
E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrange ments or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
F Amount represents less than $.01 per share.
G As the result of a correction made in the classification of distributions received on securities representing realized gains for the year ended December 31, 2003, amounts previously reported have been reclassified. The impact of this correction was a decrease in net investment loss of $0.01 per share and a corresponding decrease in net realized and unrealized gain (loss). The ratio of net investment loss to average net assets decreased from (0.04)% to 0.00% . The reclassification had no impact on total net assets or total return of the class.

Financial Highlights Service Class
Years ended December 31,	2005	2004	2003F	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 30.07	$ 24.10	$ 17.46	$ 19.54	$ 20.22
Income from Investment Operations
Net investment income (loss)C	12D	(.02)	(.02)	.08	.18
Net realized and unrealized gain (loss)	5.27	5.99	6.72	(2.00)	(.86)
Total from investment operations	5.39	5.97	6.70	(1.92)	(.68)
Distributions from net investment income	—	—	(.06)	(.16)	—
Distributions from net realized gain	(.51)	—	—	—	—
Total distributions	(.51)	—	(.06)	(.16)	—
Net asset value, end of period	$ 34.95	$ 30.07	$ 24.10	$ 17.46	$ 19.54
Total ReturnA,B	18.20%	24.77%	38.52%	(9.90)%	(3.36)%
Ratios to Average Net AssetsE
Expenses before reductions	79%	.81%	.80%	.80%	.79%
Expenses net of fee waivers, if any	79%	.81%	.80%	.80%	.79%
Expenses net of all reductions	74%	.78%	.78%	.73%	.72%
Net investment income (loss)	40%	(.07)%	(.10)%	.41%	.96%
Supplemental Data
Net assets, end of period (000 omitted)	$ 990,561	$ 819,412	$ 580,179	$ 378,264	$ 366,665
Portfolio turnover rate	107%	55%	51%	135%	144%

A Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.
B Total returns would have been lower had certain expenses not been reduced during the periods shown.
C Calculated based on average shares outstanding during the period.
D Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been .26%.
E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrange ments or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
F As the result of a correction made in the classification of distributions received on securities representing realized gains for the year ended December 31, 2003, amounts previously reported have been reclassified. The impact of this correction was a decrease in net investment loss of $0.01 per share and a corresponding decrease in net realized and unrealized gain (loss). The ratio of net investment loss to average net assets decreased from (0.14)% to (0.10)% . The reclassification had no impact on total net assets or total return of the class.

See accompanying notes which are an integral part of the financial statements.
VIP Mid Cap Portfolio	150

Financial Highlights Service Class 2
Years ended December 31,	2005	2004	2003F	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 29.88	$ 23.98	$ 17.39	$ 19.49	$ 20.20
Income from Investment Operations
Net investment income (loss)C	08D	(.06)	(.05)	.05	.15
Net realized and unrealized gain (loss)	5.22	5.96	6.69	(1.99)	(.86)
Total from investment operations	5.30	5.90	6.64	(1.94)	(.71)
Distributions from net investment income	—	—	(.05)	(.16)	—
Distributions from net realized gain	(.51)	—	—	—	—
Total distributions	(.51)	—	(.05)	(.16)	—
Net asset value, end of period	$ 34.67	$ 29.88	$ 23.98	$ 17.39	$ 19.49
Total ReturnA,B	18.02%	24.60%	38.31%	(10.02)%	(3.51)%
Ratios to Average Net AssetsE
Expenses before reductions	94%	.96%	.95%	.95%	.94%
Expenses net of fee waivers, if any	94%	.96%	.95%	.95%	.94%
Expenses net of all reductions	89%	.93%	.93%	.88%	.88%
Net investment income (loss)	26%	(.22)%	(.25)%	.25%	.81%
Supplemental Data
Net assets, end of period (000 omitted)	$3,542,952	$2,201,298	$1,177,574	$ 520,933	$ 210,356
Portfolio turnover rate	107%	55%	51%	135%	144%

A Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.
B Total returns would have been lower had certain expenses not been reduced during the periods shown.
C Calculated based on average shares outstanding during the period.
D Investment income per share reflects a special dividend which amounted to $.05 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been .11%.
E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrange ments or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
F As the result of a correction made in the classification of distributions received on securities representing realized gains for the year ended December 31, 2003, amounts previously reported have been reclassified. The impact of this correction was a decrease in net investment loss of $0.01 per share and a corresponding decrease in net realized and unrealized gain (loss). The ratio of net investment loss to average net assets decreased from (0.29)% to (0.25)% . The reclassification had no impact on total net assets or total return of the class.

Financial Highlights Investor Class
Year ended December 31,	2005G
Selected Per Share Data
Net asset value, beginning of period	$ 31.81
Income from Investment Operations
Net investment income (loss)E	07F
Net realized and unrealized gain (loss)	3.20
Total from investment operations	3.27
Net asset value, end of period	$ 35.08
Total ReturnB,C,D	10.28%
Ratios to Average Net AssetsH
Expenses before reductions	86%A
Expenses net of fee waivers, if any	86%A
Expenses net of all reductions	80%A
Net investment income (loss)	45%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 50,760
Portfolio turnover rate	107%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.
D Total returns would have been lower had certain expenses not been reduced during the periods shown.
E Calculated based on average shares outstanding during the period.
F Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been .17%.
G For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005.
H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

151 Annual Report

VIP Overseas Portfolio Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class’ dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company’s sepa rate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns
Periods ended December 31, 2005	Past 1	Past 5	Past 10
	year	years	years
VIP Overseas - Initial Class	19.06%	4.02%	7.18%
VIP Overseas - Service ClassA	18.97%	3.93%	7.10%
VIP Overseas - Service Class 2B	18.72%	3.82%	7.03%

A The initial offering of Service Class shares took place on November 3, 1997. Performance for Service Class shares reflects an asset based distribution fee (12b 1 fee), and returns prior to November 3, 1997 are those of Initial Class and do not include the effects of Service Class’ 12b 1 fee. Had Service Class shares’ 12b 1 fee been reflected, returns prior to November 3, 1997 would have been lower.
B The initial offering of Service Class 2 shares took place on January 12, 2000. Performance for Service Class 2 shares reflects an asset based distribution fee (12b 1 fee).
Returns from November 3, 1997 to January 12, 2000 are those of Service Class which reflect a different 12b 1 fee. Service Class 2 returns prior to November 3, 1997 are those of Initial Class, and do not include the effects of a 12b 1 fee. Had Service Class 2 shares’ 12b 1 fee been reflected, returns prior to January 12, 2000 would have been lower.

$10,000 Over 10 Years

Let’s say hypothetically that $10,000 was invested in VIP Overseas Portfolio Initial Class on December 31, 1995. The chart shows how the value of your investment would have changed, and also shows how the MSCI® EAFE Index performed over the same period.

VIP Overseas Portfolio 152

VIP Overseas Portfolio Management’s Discussion of Fund Performance

Comments from Graeme Rockett, who became Portfolio Manager of VIP Overseas Portfolio on January 1, 2006

Foreign stock markets outpaced their U.S. counterparts for the year ending December 31, 2005, encouraged by solid corporate earnings and markedly improved economies. During this period, the Morgan Stanley Capital InternationalSM Europe, Australasia, Far East (MSCI® EAFE®) Index — a performance measure of developed stock markets outside the United States and Canada gained 13.72% . In comparison, the U.S. market rose only 4.91% as measured by the Standard & Poor’s 500SM Index. Of the countries representing more than 1.00% of the MSCI benchmark on average during the period, the Japanese component had the highest return. Positive economic indicators and Prime Minister Koizumi’s election victory helped attract record inflows from overseas investors. Elsewhere, despite strong performance from several Nordic countries, European equities overall were among the weaker developed market performers. Economic growth in the region was not up to par with other developed markets. Overseas returns for U.S. investors were dampened by the negative currency effect of a strengthening dollar relative to most of the world’s major currencies during the period.

For the year ending December 31, 2005, the performance of VIP Overseas Portfolio exceeded the gains of both the MSCI EAFE index and the LipperSM Variable Annuity International Funds Average, which was up 14.74% . (For specific portfolio performance results, please refer to the performance section of this report.) Astute security selection in the financial, information technology and consumer discretionary sectors boosted performance versus the index. The three strongest relative contributors were all Japanese financials: Nikko Cordial and Daiwa Securities brokerages that appreciated as the Japanese equity market advanced and Sumitomo Mitsui a bank with an improving loan portfolio. Good stock picking in Asia excluding Australia and New Zealand and a substantial underweighting in Europe bolstered relative returns as well. Strong results also came from South Korea’s Kookmin Bank and Canada’s Talisman Energy, helped in part by favorable currency movements in these countries. However, the fund’s over weighting in semiconductor stocks hurt relative performance, with United Microelectronics, a Taiwanese chip maker, the largest detractor. Lyondell Chemical, a U.S. company affected by the Gulf Coast hurricanes, and Alcatel, a French telecommunications equipment company, also detracted. The fund’s position in Alcatel was sold by period end.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as invest ment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

153 153 Annual Report

VIP Overseas Portfolio Investment Changes

Asset Allocation
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Stocks	95.0	97.8
Short Term Investments and Net Other Assets	5.0	2.2
Top Ten Stocks as of December 31, 2005
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Nikko Cordial Corp. (Japan, Capital Markets)	3.5	1.8
Total SA Series B (France, Oil, Gas & Consumable Fuels)	2.9	4.5
United Microelectronics Corp. (Taiwan, Semiconductors & Semiconductor Equipment)	2.7	3.5
Toyota Motor Corp. (Japan, Automobiles)	2.4	1.1
Novartis AG (Reg.) (Switzerland, Pharmaceuticals)	2.1	1.6
Tokyo Electron Ltd. (Japan, Semiconductors & Semiconductor Equipment)	2.0	2.3
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.9	1.8
Yahoo! Japan Corp. (Japan, Internet Software & Services)	1.8	1.1

VIP Overseas Portfolio 154

	% of fund’s	% of fund’s net assets
	net assets	6 months ago

Muenchener Rueckversicherungs Gesellschaft AG (Reg.) (Germany, Insurance)	1.6	0.0
Aeon Co. Ltd. (Japan, Food & Staples Retailing)	1.6	0.6
	22.5
Market Sectors as of December 31, 2005
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Financials	26.9	25.1
Information Technology	20.4	27.2
Consumer Discretionary	9.8	10.3
Energy	9.1	10.3
Health Care	7.9	6.3
Materials	6.4	6.1
Consumer Staples	6.2	4.0
Telecommunication Services	3.9	3.5
Industrials	3.1	4.2
Utilities	1.3	0.8

155 Annual Report

VIP Overseas Portfolio
Investments December 31,	2005
Showing Percentage of Net Assets

Common Stocks 94.7%
		Shares	Value (Note 1)
Australia 0.1%
Australia & New Zealand Banking Group Ltd.		192,900	$ 3,388,968
Austria 0.4%
OMV AG		185,600	10,876,267
Belgium – 0.3%
InBev SA		159,700	6,951,767
Canada 1.9%
Canadian Natural Resources Ltd.		290,400	14,395,727
EnCana Corp.		288,200	13,029,798
Inmet Mining Corp.		252,600	6,409,789
Talisman Energy, Inc.		334,700	17,734,738
TOTAL CANADA			51,570,052

Cayman Islands 0.5%
GlobalSantaFe Corp.		288,500	13,891,275
Suntech Power Holdings Co. Ltd. sponsored ADR		13,100	356,975
TOTAL CAYMAN ISLANDS			14,248,250

Denmark – 0.2%
Danske Bank AS		152,900	5,386,195
Finland – 0.2%
Neste Oil Oyj		156,700	4,429,962
France – 10.2%
Accor SA		254,852	14,017,286
AXA SA		619,904	20,041,494
BNP Paribas SA		227,002	18,368,127
France Telecom SA		305,161	7,580,200
L’Air Liquide SA		37,800	7,271,799
L’Oreal SA		154,695	11,500,920
Lagardere S.C.A. (Reg.)		146,900	11,303,992
Louis Vuitton Moet Hennessy (LVMH)		94,700	8,413,900
Pernod Ricard SA		172,900	30,170,962
Renault SA		95,500	7,789,674
Sanofi Aventis sponsored ADR		610,600	26,805,340
Societe Generale Series A		56,300	6,925,013
Total SA Series B		317,400	80,238,721
Vinci SA		74,500	6,407,499
Vivendi Universal SA sponsored ADR		748,300	23,519,069
TOTAL FRANCE			280,353,996

Germany 7.5%
Allianz AG (Reg.)		269,800	40,847,719
BASF AG		172,725	13,210,008
Bayer AG		177,800	7,424,928
DaimlerChrysler AG		302,400	15,431,472
Deutsche Bank AG (NY Shares)		95,200	9,222,024
Deutsche Post AG		152,400	3,694,976
Deutsche Postbank AG (d)		123,300	7,152,467
Deutsche Telekom AG sponsored ADR		854,000	14,202,020
E.ON AG		273,044	28,276,437
GFK AG		64,969	2,176,653

See accompanying notes which are an integral part of the financial statements.

VIP Overseas Portfolio	156

	Shares	Value (Note 1)
Hypo Real Estate Holding AG	147,300	$ 7,669,281
Muenchener Rueckversicherungs
Gesellschaft AG (Reg.)	318,800	43,168,314
RWE AG	97,000	7,182,832
SAP AG sponsored ADR	182,500	8,225,275
TOTAL GERMANY		207,884,406

Greece 0.1%
Greek Organization of Football Prognostics SA	109,500	3,772,279
Hong Kong – 1.7%
ASM Pacific Technology Ltd. (d)	3,559,500	20,084,493
Cheung Kong Holdings Ltd.	318,000	3,262,580
Esprit Holdings Ltd.	850,500	6,043,934
Hong Kong Exchanges & Clearing Ltd.	1,942,500	8,054,449
Hutchison Whampoa Ltd.	475,600	4,529,874
Wharf Holdings Ltd.	1,541,000	5,445,616
TOTAL HONG KONG		47,420,946

India 0.7%
Cipla Ltd.	418,002	4,161,905
Infosys Technologies Ltd.	112,723	7,507,810
Satyam Computer Services Ltd.	499,509	8,193,413
State Bank of India	21,195	465,004
TOTAL INDIA		20,328,132

Ireland 0.6%
Allied Irish Banks PLC	226,500	4,865,220
DEPFA BANK PLC	428,600	6,337,402
Ryanair Holdings PLC sponsored ADR (a)	119,400	6,685,206
TOTAL IRELAND		17,887,828

Italy 2.6%
Banca Intesa Spa	3,733,100	19,776,951
ENI Spa	859,386	23,969,997
FASTWEB Spa (a)	111,700	5,108,278
Mediaset Spa	185,900	1,969,696
Telecom Italia Spa	1,118,300	3,256,793
Unicredito Italiano Spa	2,457,400	16,922,776
TOTAL ITALY		71,004,491

Japan 22.7%
Advantest Corp.	135,500	13,664,349
Aeon Co. Ltd.	1,687,100	42,926,935
Astellas Pharma, Inc.	185,100	7,221,577
Canon, Inc.	274,100	16,125,304
Credit Saison Co. Ltd.	150,700	7,528,290
Dainippon Screen Manufacturing Co. Ltd.	425,000	3,557,737
Daiwa Securities Group, Inc.	1,462,000	16,578,551
FamilyMart Co. Ltd.	113,000	3,824,011
Hoya Corp.	92,900	3,340,792
JAFCO Co. Ltd. (d)	339,500	30,320,472
Marui Co. Ltd.	176,500	3,465,481

See accompanying notes which are an integral part of the financial statements.

157 Annual Report

157

VIP Overseas Portfolio
Investments - continued

Common Stocks continued
	Shares	Value (Note 1)
Japan continued
Millea Holdings, Inc.	284	$ 4,889,700
Mitsubishi Estate Co. Ltd.	1,073,000	22,296,342
Mitsui & Co. Ltd.	698,000	8,968,831
Mitsui Fudosan Co. Ltd.	1,082,000	21,978,628
Mizuho Financial Group, Inc.	2,764	21,942,277
Nikko Cordial Corp.	6,150,000	97,436,073
Nippon Electric Glass Co. Ltd.	371,000	8,102,498
Nitto Denko Corp.	527,800	41,138,902
ORIX Corp.	22,300	5,683,517
Sega Sammy Holdings, Inc.	49,300	1,651,626
Sompo Japan Insurance, Inc	704,000	9,523,600
Sumco Corp.	76,900	4,037,242
Sumitomo Electric Industries Ltd.	227,900	3,461,846
Sumitomo Mitsui Financial Group, Inc.	3,198	33,904,416
T&D Holdings, Inc.	97,750	6,483,228
Takefuji Corp.	121,310	8,241,323
Tokuyama Corp.	413,000	5,306,773
Tokyo Electron Ltd.	876,700	55,098,150
Toyota Motor Corp.	1,261,400	65,983,838
USS Co. Ltd.	34,750	2,216,361
Yahoo! Japan Corp	32,261	48,977,731
TOTAL JAPAN		625,876,401

Korea (South) – 1.4%
Hyundai Motor Co.	20,523	1,982,023
Kookmin Bank	105,390	8,002,319
LG Electronics, Inc.	46,530	4,124,198
LG.Philips LCD Co. Ltd. sponsored ADR (a)(d)	269,000	5,772,740
Samsung Electronics Co. Ltd.	22,352	14,620,318
Shinhan Financial Group Co. Ltd.	43,904	1,788,843
Shinsegae Co. Ltd.	2,458	1,080,788
TOTAL KOREA (SOUTH)		37,371,229

Netherlands – 4.5%
ABN AMRO Holding NV sponsored ADR	280,600	7,334,884
Aegon NV	882,300	14,362,024
ASML Holding NV (a)	849,139	17,050,713
EADS NV	46,500	1,756,064
ING Groep NV (Certificaten Van Aandelen)	799,624	27,842,908
Koninklijke KPN NV sponsored ADR	858,000	8,614,320
Koninklijke Numico NV (a)	203,300	8,418,871
Koninklijke Philips Electronics NV (NY Shares)	260,100	8,089,110
Reed Elsevier NV	387,300	5,410,360
Unilever NV (NY Shares)	95,100	6,528,615
VNU NV	559,525	18,553,647
TOTAL NETHERLANDS		123,961,516

Netherlands Antilles – 0.1%
Schlumberger Ltd. (NY Shares)	39,700	3,856,855

See accompanying notes which are an integral part of the financial statements.
VIP Overseas Portfolio	158

	Shares	Value (Note 1)
Norway 0.6%
DnB NOR ASA	487,800	$ 5,206,980
Statoil ASA	516,400	11,866,688
TOTAL NORWAY		17,073,668

Philippines – 0.1%
Philippine Long Distance Telephone Co. sponsored ADR (d)	47,300	1,586,442
Singapore – 1.5%
STATS ChipPAC Ltd. (a)	39,118,000	26,110,815
United Test & Assembly Center Ltd. (a)	37,990,000	16,676,809
TOTAL SINGAPORE		42,787,624

South Africa – 0.3%
FirstRand Ltd.	2,436,200	7,103,578
Spain 2.1%
Banco Bilbao Vizcaya Argentaria SA	854,700	15,256,391
Banco Santander Central Hispano SA	1,077,700	14,214,858
Gestevision Telecinco SA	344,477	8,694,490
Telefonica SA	1,268,080	19,029,661
TOTAL SPAIN		57,195,400

Sweden 0.9%
Gambro AB (A Shares)	488,200	5,330,902
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	558,300	19,205,520
TOTAL SWEDEN		24,536,422

Switzerland 8.4%
Compagnie Financiere Richemont unit	296,004	12,885,410
Credit Suisse Group (Reg.)	568,055	28,942,402
Nestle SA (Reg.)	98,719	29,525,546
Novartis AG (Reg.)	1,108,217	58,159,228
Roche Holding AG (participation certificate)	346,843	52,079,242
Societe Generale de Surveillance Holding SA (SGS) (Reg.)	4,155	3,503,607
Swiss Reinsurance Co. (Reg.)	96,976	7,099,765
Syngenta AG sponsored ADR	153,600	3,826,176
The Swatch Group AG (Reg.)	126,695	3,832,668
UBS AG (Reg.)	302,164	28,750,905
Zurich Financial Services AG	17,183	3,661,522
TOTAL SWITZERLAND		232,266,471

Taiwan 9.7%
Advanced Semiconductor Engineering, Inc.	36,589,617	33,550,561
Advanced Semiconductor Engineering, Inc. sponsored ADR	331,100	1,486,639
ASE Test Ltd. (a)	1,624,900	12,755,465
AU Optronics Corp.	10,858,580	16,208,564
AU Optronics Corp. sponsored ADR	622,500	9,343,725
Chi Mei Optoelectronics Corp.	12,201,429	18,064,352
Chi Mei Optoelectronics Corp. GDR (e)	436,159	6,215,266

See accompanying notes which are an integral part of the financial statements.

159 Annual Report

159

VIP Overseas Portfolio
Investments - continued

Common Stocks continued
	Shares	Value (Note 1)
Taiwan continued
Hon Hai Precision Industry Co. Ltd. (Foxconn)	1,278,409	$ 7,009,996
King Yuan Electronics Co. Ltd.	20,673,316	22,640,419
Siliconware Precision Industries Co. Ltd.	24,550,738	34,440,513
Sunplus Technology Co. Ltd.	12,625,735	16,000,200
Taiwan Semiconductor Manufacturing Co. Ltd.	1,191,000	2,267,604
United Microelectronics Corp.	113,416,781	64,263,694
United Microelectronics Corp. sponsored ADR (d)	3,877,881	12,098,989
Yageo Corp. (a)	29,599,000	12,623,521
TOTAL TAIWAN		268,969,508

United Kingdom – 11.2%
AstraZeneca PLC (United Kingdom)	169,800	8,252,279
BAE Systems PLC	2,469,200	16,227,625
BHP Billiton PLC	1,710,695	27,963,221
BP PLC	2,410,206	25,797,257
British American Tobacco PLC	158,400	3,545,016
British Land Co. PLC	501,400	9,201,554
Capita Group PLC	286,600	2,056,229
Enterprise Inns PLC	216,800	3,500,917
GlaxoSmithKline PLC	1,168,800	29,500,519
HSBC Holdings PLC (United Kingdom) (Reg.)	790,626	12,724,332
Informa PLC	487,200	3,638,031
ITV PLC	4,352,554	8,429,782
O2 PLC	2,520,300	8,580,021
Prudential PLC	750,600	7,107,075
Reckitt Benckiser PLC	162,700	5,377,847
Rio Tinto PLC (Reg.)	336,706	15,386,621
Royal Bank of Scotland Group PLC	884,600	26,726,599
Smiths Group PLC	857,000	15,432,353
Standard Chartered PLC (United Kingdom)	183,900	4,099,880
Tesco PLC	4,037,541	23,041,997
Vodafone Group PLC	16,794,125	36,056,930
WPP Group PLC	204,800	2,217,687
Xstrata PLC	367,500	8,604,307
Yell Group PLC	595,100	5,496,412
TOTAL UNITED KINGDOM		308,964,491

United States of America – 4.2%
Baker Hughes, Inc.	56,900	3,458,382
BJ Services Co.	104,700	3,839,349
Diamond Offshore Drilling, Inc.	56,700	3,944,052
Freeport McMoRan Copper & Gold, Inc. Class B	165,900	8,925,420
Halliburton Co.	125,400	7,769,784
Honeywell International, Inc.	303,200	11,294,200

	Shares	Value (Note 1)
Lyondell Chemical Co.	1,238,500	$ 29,501,070
Nabors Industries Ltd. (a)	48,900	3,704,175
NTL, Inc. (a)	165,100	11,240,008
Synthes, Inc.	229,259	25,752,381

See accompanying notes which are an integral part of the financial statements.
VIP Overseas Portfolio	160

	Shares	Value (Note 1)

Transocean, Inc. (a)	56,700	3,951,423
Weatherford International Ltd. (a)	97,800	3,540,360
TOTAL UNITED STATES OF AMERICA		116,920,604

TOTAL COMMON STOCKS
(Cost $1,996,760,620)	2,613,973,748
Nonconvertible Preferred Stocks 0.3%

Germany 0.2%
Porsche AG (non vtg.)	6,600	4,742,505
Italy 0.1%
Telecom Italia Spa (Risp)	1,335,500	3,312,261
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $7,984,780)		8,054,766
Money Market Funds 4.7%
Fidelity Cash Central Fund, 4.28% (b)	101,089,929	101,089,929
Fidelity Securities Lending Cash Central Fund, 4.35% (b)(c)	27,976,752	27,976,752
TOTAL MONEY MARKET FUNDS
(Cost $129,066,681)		129,066,681
TOTAL INVESTMENT PORTFOLIO 99.7%
(Cost $2,133,812,081)	2,751,095,195

NET OTHER ASSETS 0.3%		9,252,851
NET ASSETS 100%	$2,760,348,046

Legend

(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.

(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $6,215,266 or 0.2% of net assets.

See accompanying notes which are an integral part of the financial statements.

161 Annual Report

VIP Overseas Portfolio Investments - continued

Affiliated Central Funds

Information regarding income received by the fund from the affiliated Central funds during the period is as follows:

Fund	Income received
Fidelity Cash Central Fund	$ 2,176,949
Fidelity Securities Lending Cash Central Fund	2,139,747
Total	$ 4,316,696

Income Tax Information

At December 31, 2005, the fund had a capital loss carryforward of approximately $156,501,171 of which $109,194,861 and $47,306,310 will expire on December 31, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

VIP Overseas Portfolio 162

VIP Overseas Portfolio

Financial Statements

Statement of Assets and Liabilities
	December 31, 2005

Assets
Investment in securities, at value (including securities loaned of $26,838,424) — See accompanying schedule:
Unaffiliated issuers (cost $2,004,745,400)	$2,622,028,514
Affiliated Central Funds (cost $129,066,681)	129,066,681
Total Investments (cost $2,133,812,081)		$2,751,095,195
Cash		15,463,634
Foreign currency held at value (cost $4,603,721)		4,569,004
Receivable for investments sold		115,364,273
Receivable for fund shares sold		1,616,939
Dividends receivable		1,756,462
Interest receivable		485,180
Prepaid expenses		11,436
Other affiliated receivables		20,187
Other receivables		451,867
Total assets		2,890,834,177

Liabilities
Payable for investments purchased	$95,798,100
Payable for fund shares redeemed	4,207,308
Accrued management fee	1,615,341
Distribution fees payable	147,813
Other affiliated payables	311,611
Other payables and accrued expenses	429,206
Collateral on securities loaned, at value	27,976,752
Total liabilities		130,486,131

Net Assets		$2,760,348,046
Net Assets consist of:
Paid in capital	$2,272,775,899
Undistributed net investment income		24,125,361
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(153,512,945)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		616,959,731
Net Assets		$2,760,348,046

Statement of Assets and Liabilities continued
	December 31, 2005

Initial Class:
Net Asset Value, offering price and redemption price per share ($1,549,178,663 ÷ 75,186,543 shares)		$20.60
Service Class:
Net Asset Value, offering price and redemption price per share ($329,758,920 ÷ 16,073,633 shares)		$20.52
Service Class 2:
Net Asset Value, offering price and redemption price per share ($502,800,530 ÷ 24,606,154 shares)		$20.43
Initial Class R:
Net Asset Value, offering price and redemption price per share ($184,244,852 ÷ 8,956,194 shares)		$20.57
Service Class R:
Net Asset Value, offering price and redemption price per share ($115,448,802 ÷ 5,632,849 shares)		$20.50
Service Class 2R:
Net Asset Value, offering price and redemption price per share ($49,372,754 ÷ 2,429,601 shares)		$20.32
Investor Class R:
Net Asset Value, offering price and redemption price per share ($29,543,525 ÷ 1,434,755 shares)		$20.59

See accompanying notes which are an integral part of the financial statements.

163 Annual Report

VIP Overseas Portfolio
Financial Statements - continued

Statement of Operations
	Year ended December 31, 2005

Investment Income
Dividends		$47,922,718
Interest		20,541
Income from affiliated Central Funds (including $2,139,747 from security lending)		4,316,696
		52,259,955
Less foreign taxes withheld		(6,229,572)
Total income		46,030,383

Expenses
Management fee	$17,341,800
Transfer agent fees	1,645,574
Distribution fees	1,469,482
Accounting and security lending fees	1,137,209
Independent trustees’ compensation	10,611
Appreciation in deferred trustee compensation account	7,280
Custodian fees and expenses	999,267
Audit	83,838
Legal	9,377
Interest	4,028
Miscellaneous	274,958
Total expenses before reductions	22,983,424
Expense reductions	(1,740,137)	21,243,287

Net investment income (loss)		24,787,096
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	345,470,000
Foreign currency transactions	(621,729)
Total net realized gain (loss)		344,848,271
Change in net unrealized appreciation (depreciation) on:
Investment securities (net of decrease in deferred foreign taxes of $1,045,629)	66,441,690
Assets and liabilities in foreign currencies	(964,917)
Total change in net unrealized appreciation (depreciation)		65,476,773
Net gain (loss)		410,325,044
Net increase (decrease) in net assets resulting from operations		$435,112,140

Statement of Changes in Net Assets
	Year ended	Year ended
	December 31,	December 31,
	2005	2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$24,787,096	$15,719,326
Net realized gain (loss)	344,848,271	146,009,083
Change in net unrealized appreciation (depreciation)	65,476,773	114,577,658
Net increase (decrease) in net assets resulting from operations	435,112,140	276,306,067
Distributions to shareholders from net investment income	(14,837,058)	(22,557,627)
Distributions to shareholders from net realized gain	(12,260,637)	—
Total distributions	(27,097,695)	(22,557,627)
Share transactions - net increase (decrease)	(27,675,205)	199,907,441
Redemption fees	31,974	51,279
Total increase (decrease) in net assets	380,371,214	453,707,160

Net Assets
Beginning of period	2,379,976,832	1,926,269,672
End of period (including undistributed net investment income of $24,125,361 and undistributed net investment income
of $1,867,057, respectively)	$2,760,348,046	$2,379,976,832
See accompanying notes which are an integral part of the financial statements.
VIP Overseas Portfolio	164

Financial Highlights Initial Class
Years ended December 31,	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 17.51	$ 15.59	$ 10.98	$ 13.88	$ 20.00
Income from Investment Operations
Net investment income (loss)C	20.13		.11	.10	.14
Net realized and unrealized gain (loss)	3.10	1.97	4.60	(2.90)	(3.86)
Total from investment operations	3.30	2.10	4.71	(2.80)	(3.72)
Distributions from net investment income	(.12)	(.18)	(.10)	(.10)	(.93)
Distributions from net realized gain	(.09)	—	—		(1.47)
Total distributions	(.21)	(.18)	(.10)	(.10)	(2.40)
Redemption fees added to paid in capitalC	—E	—E	—E	—E	—
Net asset value, end of period	$ 20.60	$ 17.51	$ 15.59	$ 10.98	$ 13.88
Total ReturnA,B	19.06%	13.57%	43.37%	(20.28)%	(21.21)%
Ratios to Average Net AssetsD
Expenses before reductions	89%	.91%	.90%	.90%	.92%
Expenses net of fee waivers, if any	89%	.91%	.90%	.90%	.92%
Expenses net of all reductions	82%	.87%	.86%	.86%	.87%
Net investment income (loss)	1.11%	.80%	.87%	.79%	.91%
Supplemental Data
Net assets, end of period (000 omitted)	$1,549,179	$1,491,485	$1,436,137	$1,031,489	$1,496,873
Portfolio turnover rate	92%	84%	99%	77%	98%

A Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.
B Total returns would have been lower had certain expenses not been reduced during the periods shown.
C Calculated based on average shares outstanding during the period.
D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrange ments or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
E Amount represents less than $.01 per share.

Financial Highlights Service Class
Years ended December 31,	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 17.44	$ 15.53	$ 10.94	$ 13.83	$ 19.94
Income from Investment Operations
Net investment income (loss)C	18.11		.09	.09	.12
Net realized and unrealized gain (loss)	3.09	1.97	4.59	(2.89)	(3.84)
Total from investment operations	3.27	2.08	4.68	(2.80)	(3.72)
Distributions from net investment income	(.10)	(.17)	(.09)	(.09)	(.92)
Distributions from net realized gain	(.09)	—	—		(1.47)
Total distributions	(.19)	(.17)	(.09)	(.09)	(2.39)
Redemption fees added to paid in capitalC	—E	—E	—E	—E	—
Net asset value, end of period	$ 20.52	$ 17.44	$ 15.53	$ 10.94	$ 13.83
Total ReturnA,B	18.97%	13.49%	43.20%	(20.34)%	(21.27)%
Ratios to Average Net AssetsD
Expenses before reductions	99%	1.01%	1.00%	1.00%	1.03%
Expenses net of fee waivers, if any	99%	1.01%	1.00%	1.00%	1.03%
Expenses net of all reductions	92%	.97%	.96%	.96%	.97%
Net investment income (loss)	1.02%	.69%	.77%	.69%	.81%
Supplemental Data
Net assets, end of period (000 omitted)	$ 329,759	$ 322,649	$ 246,632	$ 177,322	$ 240,525
Portfolio turnover rate	92%	84%	99%	77%	98%

A Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.
B Total returns would have been lower had certain expenses not been reduced during the periods shown.
C Calculated based on average shares outstanding during the period.
D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrange ments or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
E Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

165 Annual Report

Financial Highlights Service Class 2
Years ended December 31,	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 17.39	$ 15.50	$ 10.90	$ 13.81	$ 19.91
Income from Investment Operations
Net investment income (loss)C	14.08		.08	.07	.10
Net realized and unrealized gain (loss)	3.08	1.97	4.58	(2.88)	(3.80)
Total from investment operations	3.22	2.05	4.66	(2.81)	(3.70)
Distributions from net investment income	(.09)	(.16)	(.06)	(.10)	(.93)
Distributions from net realized gain	(.09)	—	—		(1.47)
Total distributions	(.18)	(.16)	(.06)	(.10)	(2.40)
Redemption fees added to paid in capitalC	—E	—E	—E	—E	—
Net asset value, end of period	$ 20.43	$ 17.39	$ 15.50	$ 10.90	$ 13.81
Total ReturnA,B	18.72%	13.31%	43.04%	(20.46)%	(21.20)%
Ratios to Average Net AssetsD
Expenses before reductions	1.14%	1.16%	1.16%	1.16%	1.18%
Expenses net of fee waivers, if any	1.14%	1.16%	1.16%	1.16%	1.18%
Expenses net of all reductions	1.07%	1.12%	1.12%	1.12%	1.12%
Net investment income (loss)	79%	.54%	.61%	.53%	.65%
Supplemental Data
Net assets, end of period (000 omitted)	$ 502,801	$ 319,708	$ 140,822	$ 47,824	$ 48,843
Portfolio turnover rate	92%	84%	99%	77%	98%

A Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.
B Total returns would have been lower had certain expenses not been reduced during the periods shown.
C Calculated based on average shares outstanding during the period.
D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrange ments or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
E Amount represents less than $.01 per share.

Financial Highlights Initial Class R
Years ended December 31,	2005	2004	2003	2002F
Selected Per Share Data
Net asset value, beginning of period	$ 17.49	$ 15.57	$ 10.98	$ 14.05
Income from Investment Operations
Net investment income (loss)E	19.12		.11	.06
Net realized and unrealized gain (loss)	3.10	1.98	4.59	(3.13)
Total from investment operations	3.29	2.10	4.70	(3.07)
Distributions from net investment income	(.12)	(.18)	(.11)	—
Distributions from net realized gain	(.09)	—	—	—
Total distributions	(.21)	(.18)	(.11)	—
Redemption fees added to paid in capitalE,H	—	—	—	—
Net asset value, end of period	$ 20.57	$ 17.49	$ 15.57	$ 10.98
Total ReturnB,C,D	19.05%	13.59%	43.32%	(21.85)%
Ratios to Average Net AssetsG
Expenses before reductions	89%	.91%	.90%	.91%A
Expenses net of fee waivers, if any	89%	.91%	.90%	.91%A
Expenses net of all reductions	82%	.87%	.86%	.87%A
Net investment income (loss)	1.08%	.79%	.87%	.79%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 184,245	$ 132,064	$ 39,466	$ 15,649
Portfolio turnover rate	92%	84%	99%	77%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.
D Total returns would have been lower had certain expenses not been reduced during the periods shown.
E Calculated based on average shares outstanding during the period.
F For the period April 24, 2002 (commencement of sale of shares) to December 31, 2002.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrange ments or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.
VIP Overseas Portfolio	166

Financial Highlights Service Class R
Years ended December 31,	2005	2004	2003	2002F
Selected Per Share Data
Net asset value, beginning of period	$ 17.43	$ 15.52	$ 10.94	$ 14.01
Income from Investment Operations
Net investment income (loss)E	17.11		.10	.05
Net realized and unrealized gain (loss)	3.09	1.97	4.58	(3.12)
Total from investment operations	3.26	2.08	4.68	(3.07)
Distributions from net investment income	(.10)	(.17)	(.10)	—
Distributions from net realized gain	(.09)	—	—	—
Total distributions	(.19)	(.17)	(.10)	—
Redemption fees added to paid in capitalE,H	—	—	—	—
Net asset value, end of period	$ 20.50	$ 17.43	$ 15.52	$ 10.94
Total ReturnB,C,D	18.92%	13.50%	43.25%	(21.91)%
Ratios to Average Net AssetsG
Expenses before reductions	99%	1.01%	1.00%	1.01%A
Expenses net of fee waivers, if any	99%	1.01%	1.00%	1.01%A
Expenses net of all reductions	92%	.96%	.96%	.97%A
Net investment income (loss)	96%	.70%	.77%	.69%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 115,449	$ 86,509	$ 56,141	$ 17,997
Portfolio turnover rate	92%	84%	99%	77%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.
D Total returns would have been lower had certain expenses not been reduced during the periods shown.
E Calculated based on average shares outstanding during the period.
F For the period April 24, 2002 (commencement of sale of shares) to December 31, 2002.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrange ments or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
H Amount represents less than $.01 per share.

Financial Highlights Service Class 2R
Years ended December 31,	2005	2004	2003	2002F
Selected Per Share Data
Net asset value, beginning of period	$ 17.30	$ 15.42	$ 10.90	$ 13.96
Income from Investment Operations
Net investment income (loss)E	14.08		.08	.04
Net realized and unrealized gain (loss)	3.07	1.96	4.55	(3.10)
Total from investment operations	3.21	2.04	4.63	(3.06)
Distributions from net investment income	(.10)	(.16)	(.11)	—
Distributions from net realized gain	(.09)	—	—	—
Total distributions	(.19)	(.16)	(.11)	—
Redemption fees added to paid in capitalE,H	—	—	—	—
Net asset value, end of period	$ 20.32	$ 17.30	$ 15.42	$ 10.90
Total ReturnB,C,D	18.74%	13.32%	43.00%	(21.92)%
Ratios to Average Net AssetsG
Expenses before reductions	1.14%	1.16%	1.15%	1.17%A
Expenses net of fee waivers, if any	1.14%	1.16%	1.15%	1.17%A
Expenses net of all reductions	1.07%	1.11%	1.11%	1.14%A
Net investment income (loss)	77%	.55%	.62%	.52%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 49,373	$ 27,562	$ 7,072	$ 1,616
Portfolio turnover rate	92%	84%	99%	77%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.
D Total returns would have been lower had certain expenses not been reduced during the periods shown.
E Calculated based on average shares outstanding during the period.
F For the period April 24, 2002 (commencement of sale of shares) to December 31, 2002.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrange ments or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

167 Annual Report

Financial Highlights Investor Class R
Year ended December 31,	2005F
Selected Per Share Data
Net asset value, beginning of period	$ 17.69
Income from Investment Operations
Net investment income (loss)E	02
Net realized and unrealized gain (loss)	2.88
Total from investment operations	2.90
Redemption fees added to paid in capital	—H
Net asset value, end of period	$ 20.59
Total ReturnB,C,D	16.39%
Ratios to Average Net AssetsG
Expenses before reductions	1.07%A
Expenses net of fee waivers, if any	1.07%A
Expenses net of all reductions	1.00%A
Net investment income (loss)	23%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 29,544
Portfolio turnover rate	92%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.
D Total returns would have been lower had certain expenses not been reduced during the periods shown.
E Calculated based on average shares outstanding during the period.
F For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.
VIP Overseas Portfolio	168

Notes to Financial Statements For the period ended December 31, 2005

1. Significant Accounting Policies.

VIP Equity Income Portfolio, VIP Growth Portfolio, and VIP Overseas Portfolio (the funds) are funds of Variable Insurance Products Fund. VIP Contrafund Portfolio and VIP Index 500 Portfolio (the funds) are funds of Variable Insurance Products Fund II. VIP Growth & Income Portfolio, VIP Mid Cap Portfolio, and VIP Growth Opportunities Portfolio (the funds) are funds of Variable Insurance Products Fund III. The Variable Insurance Products Fund, Variable Insurance Products Fund II and Variable Insurance Products Fund III (the trusts) (referred to in this report as Fidelity Variable Insurance Products) are registered under the Investment Company Act of 1940, as amended (the 1940 Act), as open end management investment companies organized as Massachusetts business trusts. Each fund is authorized to issue an unlimited number of shares. Shares of each fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. Each fund (excluding VIP Index 500 Portfolio and VIP Overseas Portfolio for the Investor Class shares) offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. VIP Equity Income Portfolio, VIP Growth Portfolio and VIP Contrafund Portfolio also offer Service Class 2R shares. VIP Overseas Portfolio also offers Initial Class R, Service Class R, Service Class 2R and Investor Class R shares. The funds commenced sale of Investor Class and Investor Class R shares on July 21, 2005. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

Certain funds investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile. Certain funds may invest in affiliated money market central funds (Money Market Central Funds) which are open end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require manage ment to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the funds:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, each fund uses independent pricing services approved by the Board of Trustees to value their investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open end mutual funds, are valued at their closing net asset value each business day. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because each fund’s utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. Certain funds may use foreign currency contracts to facilitate transactions in foreign denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Pur chases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex dividend date, except for certain dividends from foreign securities where the ex dividend date may have passed, which are recorded as soon as the funds are informed of the ex dividend date. Non cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions

169 Annual Report

Notes to Financial Statements continued

1. Significant Accounting Policies continued
Investment Transactions and Income continued

received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions. Large, non recurring dividends recognized by the funds are presented separately on the Statement of Operations as “Special Dividends” and the impact of these dividends is presented in the Financial Highlights. Interest income is accrued as earned. Interest income includes coupon interest and amortiza tion of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in a cross section of other Fidelity funds, and are marked to market. Deferred amounts remain in the fund until distributed in accor dance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year, each fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to short term capital gains, futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The tax basis components of distributable earnings and the federal tax cost as of period end were as follows for each fund:
				Net Unrealized
	Cost for Federal	Unrealized	Unrealized	Appreciation/
	Income Tax Purposes	Appreciation	Depreciation	(Depreciation)
VIP Contrafund	$12,104,456,496	$5,207,591,359	$(100,232,616)	$5,107,358,743
VIP Equity Income	8,246,450,419	3,034,888,843	(496,732,004)	2,538,156,839
VIP Growth	7,047,885,810	1,843,484,871	(174,201,835)	1,669,283,036
VIP Growth & Income	1,506,216,595	113,614,524	(19,165,326)	94,449,198
VIP Growth Opportunities	564,847,890	139,486,144	(8,756,797)	130,729,347
VIP Index 500	1,752,256,102	1,284,351,596	(193,429,962)	1,090,921,634
VIP Mid Cap	4,786,693,873	1,296,010,250	(80,825,730)	1,215,184,520
VIP Overseas	2,148,412,566	637,447,085	(34,764,456)	602,682,629

			Undistributed
		Undistributed	Long-term	Capital Loss
		Ordinary Income	Capital Gain	Carryforward
VIP Contrafund		$84,475,997	$160,245,183	$—
VIP Equity Income		268,254,744	466,251,594	—
VIP Growth		28,691,778	—	(2,797,244,204)
VIP Growth & Income		13,029,206	40,583,998	—
VIP Growth Opportunities		3,942,443	—	(190,130,062)
VIP Index 500		48,445,922	—	(153,711,966)
VIP Mid Cap		83,848,087	678,557,878	—
VIP Overseas		41,446,125	—	(156,501,171)

Annual Report

170

1. Significant Accounting Policies continued

Income Tax Information and Distributions to Shareholders continued

The tax character of distributions paid was as follows:
		Long-term
December 31, 2005	Ordinary Income	Capital Gains	Total

VIP Contrafund	$36,759,884	$—	$36,759,884
VIP Equity Income	222,487,447	347,854,632	570,342,079
VIP Growth	43,821,998	—	43,821,998
VIP Growth & Income	22,706,700	—	22,706,700
VIP Growth Opportunities	6,184,820	—	6,184,820
VIP Index 500	49,776,021	—	49,776,021
VIP Mid Cap	—	69,737,263	69,737,263
VIP Overseas	27,097,695	—	27,097,695

		Long-term
December 31, 2004	Ordinary Income	Capital Gains	Total

VIP Contrafund	$33,283,266	$—	$33,283,266
VIP Equity Income	160,632,605	38,902,738	199,535,343
VIP Growth	25,185,765	—	25,185,765
VIP Growth & Income	12,447,351	—	12,447,351
VIP Growth Opportunities	3,865,122	—	3,865,122
VIP Index 500	40,638,037	—	40,638,037
VIP Overseas	22,557,627	—	22,557,627

Trading (Redemption) Fees. Initial Class R shares, Service Class R shares, Service Class 2 R shares and Investor Class R shares held less than 60 days are subject to a redemption fee equal to 1% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the applicable fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits certain funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Certain funds may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When Issued Securities. Certain funds may purchase or sell securities on a delayed delivery or when issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstand ing, the contract is marked to market daily and equivalent deliverable securities are held for the transaction. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. Certain funds may use futures contracts to manage their exposure to the stock markets. Buying futures tends to increase a fund’s exposure to the underlying instrument, while selling futures tends to decrease a fund’s exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in each applicable fund’s Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in each applicable fund’s Schedule of Investments under the caption “Futures Contracts.” This amount reflects each contract’s exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts’ terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

171 Annual Report

Notes to Financial Statements continued

2. Operating Policies continued

Restricted Securities. Certain funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable fund’s Schedule of Investments.

Loans and Other Direct Debt Instruments. Certain funds may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. A fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short term securities and U.S. government securities, are noted in the table below.
	Purchases ($)	Sales ($)
VIP Contrafund	9,379,586,762	7,667,991,926
VIP Equity Income	2,074,131,362	3,085,299,351
VIP Growth	7,061,761,017	8,697,725,539
VIP Growth & Income	3,020,508,357	3,061,997,245
VIP Growth Opportunities	810,143,696	896,677,386
VIP Index 500	186,663,986	317,546,390
VIP Mid Cap	5,584,008,960	4,757,779,886
VIP Overseas	2,138,802,165	2,200,947,628

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the funds with investment management related services for which the funds pay a monthly manage ment fee.

For all funds except VIP Index 500, the management fee is the sum of an individual fund fee rate applied to the average net assets of each fund and a group fee rate. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rates decrease as assets under management increase and increase as assets under management decrease. The annual individual fund fee rate is .45% of the fund’s average net assets for VIP Overseas, .30% for VIP Contrafund, VIP Growth, VIP Growth Opportunities, and VIP Mid Cap, and .20% for VIP Equity Income and VIP Growth & Income. The group fee rate averaged .27% during the period.

For VIP Index 500, from January 1, 2005, through February 28, 2005, the management fee was based on an annual rate of .24% of the fund’s average net assets. Effective March 1, 2005, an amendment to the management contract was approved by the Board of Trustees lowering the management fee from .24% to .10% of the fund’s average net assets. Under the amended contract, FMR pays all other fund level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. In addition, effective March 1, 2005, a new expense contract with FMR was approved by the Board of Trustees in which FMR pays all class level expenses except distribution and service fees.

For the period each fund’s total annual management fee rate, expressed as a percentage of each fund’s average net assets, was as follows:

VIP Contrafund	57%
VIP Equity Income	47%
VIP Growth	57%
VIP Growth & Income	47%
VIP Growth Opportunities	57%
VIP Index 500	10%
VIP Mid Cap	57%
VIP Overseas	72%

Sub Adviser. Geode Capital Management, LLC (Geode), serves as sub adviser for VIP Index 500. Geode provides discretionary investment advisory services to the fund and is paid by FMR for providing these services.

Distribution and Service Plan. In accordance with Rule 12b 1 of the 1940 Act, the funds have adopted separate 12b 1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class and Service Class R’s average net assets and .25% of Service Class 2 and Service Class 2 R’s average net assets.

Annual Report

172

4. Fees and Other Transactions with Affiliates continued
Distribution and Service Plan continued

For the period, each class paid FDC the following amounts, all of which were re allowed to insurance companies for the distribution of shares and providing shareholder support services:

	Service	Service	Service	Service
	Class	Class 2	Class R	Class 2R
VIP Contrafund	$2,213,246	$5,597,016	$—	$29,196
VIP Equity Income	$1,103,323	$3,848,462	$—	$18,438
VIP Growth	$1,152,815	$2,021,885	$—	$8,858
VIP Growth & Income	$382,538	$1,364,156	$—	$—
VIP Growth Opportunities	$196,341	$142,693	$—	$—
VIP Index 500	$24,516	$325,002	$—	$—
VIP Mid Cap	$878,432	$6,875,665	$—	$—
VIP Overseas	$305,052	$981,228	$93,904	$89,298

Transfer Agent Fees. Fidelity Investment Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the funds’ transfer, dividend disburs ing and shareholder servicing agent. FIIOC receives an asset based fee with respect to each class. FIIOC pays a portion of the expenses related to the typesetting, printing and mailing of shareholder reports, except proxy statements. Each class with the exception of the Investor Class pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of ..07% of their month end net assets. Effective March 1, 2005, under the new expense contract, each class of VIP Index 500 no longer pays a transfer agent fee. Investor Class and Investor Class R pay an asset based transfer agent fee of .18% of its month end net assets. For the period, the total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

VIP Contrafund
Initial Class	$6,571,892
Service Class	1,482,474
Service Class 2	1,542,956
Service Class 2 R	8,039
Investor Class	29,627
$9,634,988
VIP Equity Income
Initial Class	$5,396,018
Service Class	727,708
Service Class 2	1,042,631
Service Class 2 R	4,984
Investor Class	13,106
$7,184,447
VIP Growth
Initial Class	$4,626,241
Service Class	765,825
Service Class 2	549,413
Service Class 2 R	2,390
Investor Class	9,468
$5,953,337
VIP Growth & Income
Initial Class	$427,648
Service Class	255,582
Service Class 2	370,341
Investor Class	3,901
$1,057,472
VIP Growth Opportunities
Initial Class	$286,871
Service Class	135,181
Service Class 2	47,132
Investor Class	1,877
$471,061

173 Annual Report

Notes to Financial Statements continued

4. Fees and Other Transactions with Affiliates continued

Transfer Agent Fees continued
VIP Index 500*
Initial Class	$297,716
Service Class	3,204
Service Class 2	13,921
$314,841
VIP Mid Cap
Initial Class	$742,170
Service Class	589,485
Service Class 2	1,868,585
Investor Class	17,251
$3,217,491
VIP Overseas
Initial Class	$967,236
Service Class	208,225
Service Class 2	272,268
Initial Class R	101,521
Service Class R	62,739
Service Class 2R	24,118
Investor Class R	9,467
$1,645,574

* From January 1, 2005 through February 28, 2005.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains each fund’s accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. Effective March 1, 2005, FMR pays these fees for VIP Index 500.

Affiliated Central Funds. Certain funds may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM) an affiliate of FMR.

The Money Market Central Funds do not pay a management fee.

Brokerage Commissions. Certain funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were as follows:

Amount
VIP Contrafund	$ 214,955
VIP Equity Income	74,596
VIP Growth	287,955
VIP Growth & Income	43,302
VIP Growth Opportunities	24,428
VIP Mid Cap	283,889
VIP Overseas	1,985

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the funds, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Each applica ble fund’s activity in this program during the period for which loans were outstanding was as follows:

			Weighted
	Borrower or	Average Daily	Average	Interest
	Lender	Loan Balance	Interest Rate	Expense
VIP Equity Income	Borrower	$10,826,185	3.27%	$90,407
VIP Growth	Borrower	11,641,000	2.88%	28,830
VIP Growth & Income	Borrower	17,164,500	3.20%	9,146
VIP Overseas	Borrower	4,002,000	2.71%	604

Annual Report

174

5. Committed Line of Credit.

Certain funds participate with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short term liquidity purposes. The participating funds have agreed to pay commit ment fees on their pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

Certain funds lend portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, each applicable fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable fund’s Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities.

7. Bank Borrowings.

Each fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. Each fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank’s base rate, as revised from time to time. At period end, there were no bank borrowings outstanding. Each applicable fund’s activity in this program during the period for which loans were outstanding was as follows:

	Average Daily	Weighted Average
	Loan Balance	Interest Rate
VIP Contrafund	$11,499,000	4.00%
VIP Equity Income	$12,648,833	3.66%
VIP Overseas	$8,284,600	2.98%

8. Expense Reductions.

For the period January 1, 2005 through February 28, 2005, for VIP Index 500, FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are ex cluded from this reimbursement.

The following classes of each applicable fund were in reimbursement during the period:
	Expense	Reimbursement
	Limitations	from adviser
VIP Index 500
Initial Class	28%	$308,669
Service Class	38%	3,314
Service Class 2	53%	14,601
		$326,584

Effective March 1, 2005 the voluntary expense limitations for VIP Index 500 were eliminated in conjunction with the new expense contract. Under the new contract, total expenses for each class are contractually limited to .10% of average net assets plus the distribution and service fees applicable to each class, excluding the compensation of the independent Trustees and certain other expenses such as interest expense.

175 Annual Report

Notes to Financial Statements continued
8. Expense Reductions - continued

Many of the brokers with whom FMR places trades on behalf of certain funds provided services to these funds in addition to trade execution. These services included payments of expenses on behalf of each applicable fund. In addition, through arrangements with each applicable fund’s custodian, credits realized as a result of uninvested cash balances were used to reduce the fund’s expenses. All of the applicable expense reductions are noted in the table below.

		Custody
	Brokerage Service	expense
	Arrangement	reduction
VIP Contrafund	$3,360,840	$20,442
VIP Equity Income	1,157,298	—
VIP Growth	3,564,630	908
VIP Growth & Income	871,655	1,544
VIP Growth Opportunities	313,468	—
VIP Index 500	—	1,146
VIP Mid Cap	2,720,642	21,864
VIP Overseas	1,739,350	787

9. Other.

The funds’ organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the funds. In the normal course of business, the funds may also enter into contracts that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the funds. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates and certain otherwise unaffiliated shareholders each were owners of record of more than 10% of the outstanding shares of the following funds:

		Number of
		Unaffiliated	Unaffiliated
	Affiliated %	Shareholders	Shareholders %
VIP Contrafund	11%	2	31%
VIP Equity Income	11%	1	23%
VIP Growth	11%	2	34%
VIP Growth & Income	18%	1	51%
VIP Growth Opportunities	21%	1	42%
VIP Index 500	34%	—	—
VIP Mid Cap	16%	1	30%
VIP Overseas	13%	2	40%

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:
Years ended December 31,		2005	2004
VIP Contrafund
From net investment income
Initial Class		$27,596,709	$26,671,383
Service Class		4,430,034	4,498,414
Service Class 2		2,265,082	2,105,112
Service Class 2R		15,411	8,357
Total		$34,307,236	$33,283,266
From net realized gain
Initial Class		$1,724,794	$—
Service Class		402,730	—
Service Class 2		323,583	—
Service Class 2R		1,541	—
Total		$2,452,648	$—

Annual Report

176

10. Distributions to Shareholders - continued
Years ended December 31,	2005	2004
VIP Equity Income
From net investment income
Initial Class	$137,602,640	$130,573,823
Service Class	17,563,270	16,025,683
Service Class 2	20,698,826	13,995,319
Service Class 2R	94,385	37,780
Total	$175,959,121	$160,632,605
From net realized gain
Initial Class	$302,386,049	$31,192,635
Service Class	40,600,805	4,053,555
Service Class 2	51,172,097	3,647,265
Service Class 2R	224,007	9,283
Total	$394,382,958	$38,902,738
VIP Growth
From net investment income
Initial Class	$36,754,599	$22,052,984
Service Class	4,880,141	2,279,802
Service Class 2	2,179,216	849,771
Service Class 2R	8,042	3,208
Total	$43,821,998	$25,185,765
VIP Growth & Income
From net investment income
Initial Class	$10,102,093	$6,722,963
Service Class	5,620,334	2,898,471
Service Class 2	6,984,273	2,825,917
Total	$22,706,700	$12,447,351
VIP Growth Opportunities
From net investment income
Initial Class	$4,113,187	$2,623,558
Service Class	1,676,409	1,042,625
Service Class 2	395,224	198,939
Total	$6,184,820	$3,865,122
VIP Index 500
From net investment income
Initial Class	$47,629,866	$39,642,996
Service Class	396,447	202,925
Service Class 2	1,749,708	792,116
Total	$49,776,021	$40,638,037
VIP Mid Cap
From net realized gain
Initial Class	$16,950,069	$—
Service Class	13,863,435	—
Service Class 2	38,923,759	—
Total	$69,737,263	$—

177 Annual Report

Notes to Financial Statements continued

10. Distributions to Shareholders - continued
Years ended December 31,		2005		2004
VIP Overseas
From net investment income
Initial Class			$9,625,631	$16,877,656
Service Class			1,847,002	2,818,947
Service Class 2			1,745,414	1,619,063
Initial Class R			965,865	497,678
Service Class R			492,968	665,579
Service Class 2R			160,178	78,704
Total			$14,837,058	22,557,627
From net realized gain
Initial Class			$7,533,103	$—
Service Class			1,662,302	—
Service Class 2			1,745,414	—
Initial Class R			724,399	—
Service Class R			443,671	—
Service Class 2R			151,748	—
Total			$12,260,637	$—

11. Share Transactions.

Transactions for each class of shares were as follows:
	Shares		Dollars
Years ended December 31,	2005	2004	2005	2004
VIP Contrafund
Initial Class
Shares sold	40,419,583	39,676,965	$ 1,135,988,432	$959,621,838
Reinvestment of distributions	1,094,903	1,123,479	29,321,503	26,671,383
Shares redeemed	(26,717,231)	(29,262,778)	(748,214,024)	(701,529,337)
Net increase (decrease)	14,797,255	11,537,666	$ 417,095,911	$284,763,884
Service Class
Shares sold	13,881,593	15,203,443	$ 390,402,116	$366,229,990
Reinvestment of distributions	180,935	189,967	4,832,764	4,498,414
Shares redeemed	(12,721,990)	(9,311,680)	(341,955,975)	(223,414,420)
Net increase (decrease)	1,340,538	6,081,730	$ 53,278,905	$147,313,984
Service Class 2
Shares sold	49,771,629	27,599,342	$ 1,404,920,897	$660,559,920
Reinvestment of distributions	97,538	89,389	2,588,665	2,105,112
Shares redeemed	(6,228,028)	(5,203,844)	(172,711,539)	(123,399,434)
Net increase (decrease)	43,641,139	22,484,887	$1,234,798,023	$539,265,598
Service Class 2R
Shares sold	476,311	256,799	$ 13,422,433	$6,150,098
Reinvestment of distributions	640	356	16,952	8,357
Shares redeemed	(106,287)	(105,684)	(2,956,035)	(2,519,600)
Net increase (decrease)	370,664	151,471	$ 10,483,350	$3,638,855
Investor ClassA
Shares sold	2,862,608	—	$ 86,146,173	$—
Shares redeemed	(2,580)	—	(77,240)	—
Net increase (decrease)	2,860,028	—	$ 86,068,933	$—

Annual Report

178

11. Share Transactions - continued
	Shares		Dollars
Years ended December 31,	2005	2004	2005	2004
VIP Equity Income
Initial Class
Shares sold	9,995,592	19,642,612	$ 243,588,116	$460,321,782
Reinvestment of distributions	18,234,094	6,898,356	439,988,689	161,766,458
Shares redeemed	(61,778,854)	(46,454,587)	(1,504,207,375)	(1,086,286,467)
Net increase (decrease)	(33,549,168)	(19,913,619)	$ (820,630,570)	$(464,198,227)
Service Class
Shares sold	1,664,065	4,254,175	$ 40,334,290	$99,280,265
Reinvestment of distributions	2,417,459	858,454	58,164,074	20,079,238
Shares redeemed	(7,864,758)	(5,170,065)	(190,937,287)	(119,952,965)
Net increase (decrease)	(3,783,234)	(57,436)	$ (92,438,923)	$(593,462)
Service Class 2
Shares sold	15,407,445	21,126,824	$ 370,175,387	$490,310,488
Reinvestment of distributions	3,009,670	759,147	71,870,922	17,642,584
Shares redeemed	(6,593,873)	(5,169,545)	(158,371,244)	(119,145,127)
Net increase (decrease)	11,823,242	16,716,426	$ 283,675,065	$388,807,945
Service Class 2R
Shares sold	229,939	207,129	$ 5,501,232	$4,777,338
Reinvestment of distributions	13,378	2,031	318,391	47,063
Shares redeemed	(83,085)	(67,130)	(1,983,529)	(1,540,794)
Net increase (decrease)	160,232	142,030	$ 3,836,094	$3,283,607
Investor ClassA
Shares sold	1,480,945	—	$ 36,874,007	$—
Shares redeemed	(9,091)	—	(229,256)	—
Net increase (decrease)	1,471,854	—	$ 36,644,751	$—
VIP Growth
Initial Class
Shares sold	5,020,349	10,173,829	$ 159,510,141	$317,143,990
Reinvestment of distributions	1,168,668	677,303	36,754,598	22,052,984
Shares redeemed	(50,113,556)	(44,148,491)	(1,589,683,859)	(1,353,451,648)
Net increase (decrease)	(43,924,539)	(33,297,359)	$(1,393,419,120)	$(1,014,254,674)
Service Class
Shares sold	1,583,330	3,809,653	$ 49,875,519	$118,147,419
Reinvestment of distributions	155,666	70,256	4,880,142	2,279,802
Shares redeemed	(10,974,628)	(7,601,708)	(341,802,898)	(232,412,004)
Net increase (decrease)	(9,235,632)	(3,721,799)	$ (287,047,237)	$(111,984,783)
Service Class 2
Shares sold	4,801,863	9,957,726	$ 150,862,050	$305,162,849
Reinvestment of distributions	69,981	26,349	2,179,216	849,771
Shares redeemed	(4,718,596)	(4,196,333)	(147,633,784)	(126,744,925)
Net increase (decrease)	153,248	5,787,742	$ 5,407,482	$179,267,695
Service Class 2R
Shares sold	97,483	63,032	$ 3,094,057	$1,941,136
Reinvestment of distributions	259	100	8,042	3,208
Shares redeemed	(19,254)	(23,264)	(605,298)	(693,336)
Net increase (decrease)	78,488	39,868	$ 2,496,801	$1,251,008
Investor ClassA
Shares sold	720,556	—	$ 23,727,387	$—
Shares redeemed	(2,747)	—	(89,995)	—
Net increase (decrease)	717,809	—	$ 23,637,392	$—

179 Annual Report

Notes to Financial Statements continued

11. Share Transactions - continued
	Shares		Dollars
Years ended December 31,	2005	2004	2005	2004
VIP Growth & Income
Initial Class
Shares sold	2,834,273	2,753,905	$ 39,200,777	$36,538,808
Reinvestment of distributions	741,166	498,736	10,102,093	6,722,963
Shares redeemed	(13,127,442)	(11,869,073)	(181,187,562)	(156,807,050)
Net increase (decrease)	(9,552,003)	(8,616,432)	$ (131,884,692)	$(113,545,279)
Service Class
Shares sold	434,637	2,759,500	$ 5,919,559	$36,240,477
Reinvestment of distributions	414,785	216,142	5,620,334	2,898,471
Shares redeemed	(3,644,857)	(1,077,681)	(50,018,197)	(14,210,796)
Net increase (decrease)	(2,795,435)	1,897,961	$ (38,478,304)	$24,928,152
Service Class 2
Shares sold	4,647,860	13,125,821	$ 63,603,372	$171,074,614
Reinvestment of distributions	519,277	212,315	6,984,273	2,825,917
Shares redeemed	(2,412,711)	(1,149,269)	(33,058,649)	(14,952,670)
Net increase (decrease)	2,754,426	12,188,867	$ 37,528,996	$158,947,861
Investor ClassA
Shares sold	662,399	—	$ 9,527,602	$—
Shares redeemed	(13,577)	—	(198,054)	—
Net increase (decrease)	648,822	—	$ 9,329,548	$—
VIP Growth Opportunities
Initial Class
Shares sold	2,043,068	2,729,868	$ 32,630,211	$41,720,058
Reinvestment of distributions	259,671	170,805	4,113,187	2,623,558
Shares redeemed	(7,829,217)	(6,832,162)	(126,275,246)	(102,539,187)
Net increase (decrease)	(5,526,478)	(3,931,489)	$ (89,531,848)	$(58,195,571)
Service Class
Shares sold	1,133,176	870,070	$ 18,609,478	$13,156,606
Reinvestment of distributions	105,834	67,879	1,676,409	1,042,625
Shares redeemed	(2,911,194)	(2,590,797)	(46,797,036)	(38,992,902)
Net increase (decrease)	(1,672,184)	(1,652,848)	$ (26,511,149)	$(24,793,671)
Service Class 2
Shares sold	586,782	885,612	$ 9,623,165	$13,251,573
Reinvestment of distributions	25,062	13,011	395,224	198,939
Shares redeemed	(922,792)	(1,093,977)	(14,688,498)	(16,304,565)
Net increase (decrease)	(310,948)	(195,354)	$ (4,670,109)	$(2,854,053)
Investor ClassA
Shares sold	260,971	—	$ 4,346,383	$—
Shares redeemed	(9,747)	—	(167,335)	—
Net increase (decrease)	251,224	—	$ 4,179,048	$—
VIP Index 500
Initial Class
Shares sold	1,147,551	1,899,337	$ 156,365,229	$242,942,892
Reinvestment of distributions	353,180	308,386	47,629,866	39,642,996
Shares redeemed	(3,050,219)	(6,074,596)	(415,532,468)	(774,302,513)
Net increase (decrease)	(1,549,488)	(3,866,873)	$ (211,537,373)	$(491,716,625)
Service Class
Shares sold	41,683	63,065	$ 5,655,385	$7,949,025
Reinvestment of distributions	2,945	1,581	396,447	202,925
Shares redeemed	(21,485)	(18,076)	(2,921,334)	(2,314,988)
Net increase (decrease)	23,143	46,570	$ 3,130,498	$5,836,962
Service Class 2
Shares sold	540,862	511,841	$ 72,886,987	$65,071,581
Reinvestment of distributions	13,056	6,195	1,749,708	792,116
Shares redeemed	(218,660)	(259,750)	(29,570,470)	(32,714,594)
Net increase (decrease)	335,258	258,286	$ 45,066,225	$33,149,103

Annual Report

180

11. Share Transactions - continued
	Shares		Dollars
Years ended December 31,	2005	2004	2005	2004
VIP Mid Cap
Initial Class
Shares sold	8,278,806	7,712,308	$ 262,377,760	$203,215,754
Reinvestment of distributions	562,378	—	16,950,069	—
Shares redeemed	(4,945,419)	(3,341,075)	(156,829,367)	(83,674,683)
Net increase (decrease)	3,895,765	4,371,233	$ 122,498,462	$119,541,071
Service Class
Shares sold	2,901,802	4,751,291	$ 90,813,964	$122,478,823
Reinvestment of distributions	461,807	—	13,863,435	—
Shares redeemed	(2,267,171)	(1,581,671)	(70,846,869)	(40,224,756)
Net increase (decrease)	1,096,438	3,169,620	$ 33,830,530	$82,254,067
Service Class 2
Shares sold	32,986,707	29,867,543	$1,030,668,046	$766,867,153
Reinvestment of distributions	1,305,290	—	38,923,759	—
Shares redeemed	(5,764,389)	(5,307,215)	(179,268,926)	(132,698,097)
Net increase (decrease)	28,527,608	24,560,328	$ 890,322,879	$634,169,056
Investor ClassA
Shares sold	1,448,928	—	$ 48,632,982	$—
Shares redeemed	(2,028)	—	(69,529)	—
Net increase (decrease)	1,446,900	—	$ 48,563,453	$—
VIP Overseas
Initial Class
Shares sold	7,401,949	14,747,796	$ 132,174,303	$235,040,834
Reinvestment of distributions	1,002,262	1,047,651	17,158,734	16,877,656
Shares redeemed	(18,372,431)	(22,763,135)	(325,484,696)	(358,049,999)
Net increase (decrease)	(9,968,220)	(6,967,688)	$ (176,151,659)	$(106,131,509)
Service Class
Shares sold	2,681,647	5,622,052	$ 47,720,466	$88,487,632
Reinvestment of distributions	205,704	175,526	3,509,304	2,818,947
Shares redeemed	(5,311,978)	(3,179,061)	(91,468,586)	(49,596,873)
Net increase (decrease)	(2,424,627)	2,618,517	$ (40,238,816)	$41,709,706
Service Class 2
Shares sold	7,706,445	11,770,833	$ 135,627,664	$185,307,863
Reinvestment of distributions	205,102	101,002	3,490,828	1,619,063
Shares redeemed	(1,690,309)	(2,573,003)	(30,166,445)	(40,549,211)
Net increase (decrease)	6,221,238	9,298,832	$ 108,952,047	$146,377,715
Initial Class R
Shares sold	2,614,989	5,679,220	$ 46,966,500	$89,613,678
Reinvestment of distributions	98,846	30,931	1,690,264	497,678
Shares redeemed	(1,307,426)	(695,245)	(22,938,002)	(10,848,287)
Net increase (decrease)	1,406,409	5,014,906	$ 25,718,762	$79,263,069
Service Class R
Shares sold	1,192,156	1,860,289	$ 21,053,947	$29,201,895
Reinvestment of distributions	54,935	41,469	936,639	665,579
Shares redeemed	(578,793)	(555,521)	(10,225,074)	(8,516,411)
Net increase (decrease)	668,298	1,346,237	$ 11,765,512	$21,351,063
Service Class 2R
Shares sold	998,545	1,379,237	$ 17,565,601	$21,125,719
Reinvestment of distributions	18,435	4,934	311,926	78,704
Shares redeemed	(180,588)	(249,620)	(3,145,256)	(3,867,026)
Net increase (decrease)	836,392	1,134,551	$ 14,732,271	$17,337,397
Investor Class RA
Shares sold	1,438,624	—	$ 27,620,203	$—
Shares redeemed	(3,869)	—	(73,525)	—
Net increase (decrease)	1,434,755	—	$ 27,546,678	$—
A Share transactions for Investor Class and Investor Class R are for the period July 21, 2005 (commencement of sale of shares) to December 31, 2005.

181 Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Variable Insurance Products Fund II and Shareholders of VIP Index 500 Portfolio:

We have audited the accompanying statement of assets and liabilities of VIP Index 500 Portfolio (the Fund), a fund of Variable Insurance Products Fund II, including the schedule of investments as of December 31, 2005, and the related statement of operations for the year then ended, the state ment of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of VIP Index 500 Portfolio as of December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP DELOITTE & TOUCHE LLP Boston, Massachusetts February 17, 2006

Annual Report

182

Report of Independent Registered Public Accounting Firm

To the Trustees of Variable Insurance Products Fund II and Shareholders of VIP Contrafund Portfolio:

We have audited the accompanying statement of assets and liabilities of VIP Contrafund Portfolio (the Fund), a fund of Variable Insurance Products Fund II, including the schedule of investments as of December 31, 2005, and the related statement of operations for the year then ended, the state ment of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of VIP Contrafund Portfolio as of December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP DELOITTE & TOUCHE LLP Boston, Massachusetts February 14, 2006

183 Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Variable Insurance Products Fund III and Shareholders of VIP Mid Cap Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of VIP Mid Cap Portfolio (a fund of Variable Insurance Products Fund III) at December 31, 2005 and the results of its operations, the changes in its net assets and the financial high lights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of VIP Mid Cap Portfolio’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP PricewaterhouseCoopers LLP Boston, Massachusetts February 17, 2006

Annual Report

184

Report of Independent Registered Public Accounting Firm

To the Trustees of Variable Insurance Products Fund and the Shareholders of VIP Equity Income Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of VIP Equity Income Portfolio (a fund of Variable Insurance Products Fund) at December 31, 2005 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the VIP Equity Income Portfolio’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP PricewaterhouseCoopers LLP Boston, Massachusetts February 9, 2006

185 Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Variable Insurance Products Fund and the Shareholders of VIP Growth Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of VIP Growth Portfolio (a fund of Variable Insurance Products Fund) at December 31, 2005 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the VIP Growth Portfolio’s management; our responsi bility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP PricewaterhouseCoopers LLP Boston, Massachusetts February 7, 2006

Annual Report

186

Report of Independent Registered Public Accounting Firm

To the Trustees of Variable Insurance Products Fund and the Shareholders of VIP Overseas Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of VIP Overseas Portfolio (a fund of Variable Insurance Products Fund) at December 31, 2005 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the VIP Overseas Portfolio’s management; our responsi bility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP PricewaterhouseCoopers LLP Boston, Massachusetts February 14, 2006

187 Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Variable Insurance Products Fund III and Shareholders of VIP Growth & Income Portfolio and VIP Growth Opportunities Portfolio:

We have audited the accompanying statements of assets and liabilities of VIP Growth & Income Portfolio and VIP Growth Opportunities Portfolio, (the Funds), funds of Variable Insurance Products III, including the schedules of investments, as of December 31, 2005, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of VIP Growth & Income Portfolio and VIP Growth Opportunities Portfolio as of December 31, 2005, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP DELOITTE & TOUCHE LLP Boston, Massachusetts February 14, 2006

Annual Report

188

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trusts and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund’s activities, review contractual arrangements with companies that provide services to each fund, and review each fund’s performance. Except for William O. McCoy and Albert R. Gamper, Jr., each of the Trustees oversees 326 funds advised by FMR or an affiliate. Mr. McCoy oversees 328 funds advised by FMR or an affiliate. Mr. Gamper oversees 235 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapac itated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation Edward C. Johnson 3d (75)

Year of Election or Appointment: 1981, 1988, or 1994

Trustee of Variable Insurance Products Fund (1981), Variable Insurance Products Fund II (1988), and Variable Insurance Products Fund III (1994). Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001 present) and a Director (2000 present) of FMR Co., Inc.

Stephen P. Jonas (52)

Year of Election or Appointment: 2005

Mr. Jonas is Senior Vice President of VIP Contrafund (2005 present), VIP Equity Income (2005 present), VIP Growth

(2005 present), VIP Growth & Income (2005 present), VIP Growth Opportunities (2005 present), VIP Index 500 (2005 present), VIP Mid Cap (2005 present), and VIP Overseas (2005 present). He also serves as Senior Vice President of other Fidelity funds (2005 present). Mr. Jonas is Executive Director of FMR (2005 present). Previously, Mr. Jonas served as President of Fidelity Enter prise Operations and Risk Services (2004 2005), Chief Administrative Officer (2002 2004), and Chief Financial Officer of FMR Co. (1998 2000). Mr. Jonas has been with Fidelity Investments since 1987 and has held various financial and management posi tions including Chief Financial Officer of FMR. In addition, he serves on the Boards of Boston Ballet (2003 present) and Simmons College (2003 present).

Robert L. Reynolds (53)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003 present) and Chief Operating Officer (2002 present) of FMR Corp. He also serves on the Board at Fidelity Investments Canada, Ltd. (2000 present). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996 2000).

* Trustees have been determined to be “Interested Trustees” by virtue of, among other things, their affiliation with the trusts or various entities under common control with FMR.

189 Annual Report

Trustees and Officers - continued Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation Dennis J. Dirks (57)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999 2003). He also served as President, Chief Operating Officer, and Board member of The De pository Trust Company (DTC) (1999 2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999 2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001 2003) and Chief Executive Officer and Board member of the Mortgage Backed Securities Clearing Corporation (2001 2003). Mr. Dirks also serves as a Trustee of Manhattan College (2005 present).

Albert R. Gamper, Jr. (63)

Year of Election or Appointment: 2006

Mr. Gamper also serves as a Trustee (2006 present) or Member of the Advisory Board (2005 present) of other investment compa nies advised by FMR. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, includ ing Chairman (1987 1989; 1999 2001; 2002 2004), Chief Executive Officer (1987 2004), and President (1989 2002). He cur rently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001 present), Chairman of the Board of Governors, Rutgers University (2004 present), and Chairman of the Board of Saint Barnabas Health Care System.

Robert M. Gates (62)

Year of Election or Appointment: 1997

Dr. Gates is Chairman of the Independent Trustees (2006 present). Dr. Gates is President of Texas A&M University (2002 present). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001 present), and Brinker International (restaurant management, 2003 present). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999 2001). Dr. Gates also is a Trustee of the Forum for International Policy.

George H. Heilmeier (69)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corpo ration (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004 present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE) (2000 present). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992 2002), Compaq (1994 2002), Automatic Data Processing, Inc. (ADP) (technology based business outsourcing, 1995 2002), INET Technologies Inc. (telecommunications network surveillance, 2001 2004), and Teletech Holdings (customer management ser vices). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid display.

Marie L. Knowles (59)

Year of Election or Appointment: 2001

Prior to Ms. Knowles’ retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Rich field Company (ARCO) (diversified energy, 1996 2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002 present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

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190

Name, Age; Principal Occupation Ned C. Lautenbach (61)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Pre viously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004 present) and Eaton Corpora tion (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005 present), as well as a member of the Council on Foreign Relations.

William O. McCoy (72)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunica tions) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Cor poration (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chan cellor (1999 2000) and a member of the Board of Visitors for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16 school system).

Cornelia M. Small (61)

Year of Election or Appointment: 2005

Ms. Small is a member (2000 present) and Chairperson (2002 present) of the Investment Committee, and a member (2002 present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999 2000), Director of Global Equity Investments (1996 1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990 1997) and Scudder Kemper Investments (1997 1998). In addition, Ms. Small served as Co Chair (2000 2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (66)

Year of Election or Appointment: 2001 or 2002

Trustee of Variable Insurance Products Fund (2001), Variable Insurance Products Fund II (2001), and Variable Insurance Products Fund III (2002). Mr. Stavropoulos is Chairman of the Board (2000 present) and a Member of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior manage ment positions, including President (1993 2000; 2002 2003), CEO (1995 2000; 2002 2004), and Chairman of the Executive Committee (2000 2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002 present), and Metalmark Capital (private equity investment firm, 2005 present). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (66)

Year of Election or Appointment: 2005

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993 2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003 present), Bausch & Lomb, Inc., and Revlon Inc. (2004 present).

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachu setts 02109.

Name, Age; Principal Occupation

Peter S. Lynch (61)

Year of Election or Appointment: 2003

Vice Chairman and a Director of FMR, and Vice Chairman (2001 present) and a Director (2000 present) of FMR Co., Inc. Pre viously, Mr. Lynch served as a Trustee of the Fidelity funds (1990 2003). In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

191 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Dwight D. Churchill (52)

Year of Election or Appointment: 2005

Vice President of VIP Contrafund, VIP Equity Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Index 500, VIP Mid Cap, and VIP Overseas. Mr. Churchill also serves as Vice President of certain Equity Funds (2005 present) and cer tain High Income Funds (2005 present). Previously, he served as Head of Fidelity’s Fixed Income Division (2000 2005), Vice Presi dent of Fidelity’s Money Market Funds (2000 2005), Vice President of Fidelity’s Bond Funds, and Senior Vice President of FIMM (2000) and FMR. Mr. Churchill joined Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed Income Investments.

William Danoff (45)

Year of Election or Appointment: 1995

Vice President of VIP Contrafund. Mr. Danoff serves as Vice President of other funds advised by FMR. Mr. Danoff also serves as Senior Vice President of FMR and FMR Co., Inc. (2001).

Stephen R. Petersen (49)

Year of Election or Appointment: 1997

Vice President of VIP Equity Income. Mr. Petersen serves as Vice President of other funds advised by FMR. Mr. Petersen also serves as Senior Vice President of FMR and FMR Co., Inc. (2001).

Jennifer S. Uhrig (44)

Year of Election or Appointment: 1997

Vice President of VIP Growth. Ms. Uhrig serves as Vice President of another fund advised by FMR. Ms. Uhrig also serves as Vice President of FMR and FMR Co., Inc. (2001).

Victor Thay (31)

Year of Election or Appointment: 2005

Vice President of VIP Growth & Income. Mr. Thay also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Thay managed a variety of Fidelity Funds. Mr. Thay also serves as Vice President of FMR (2003) and FMR Co., Inc. (2003).

John Porter (38)

Year of Election or Appointment: 2005

Vice President of VIP Growth Opportunities. Mr. Porter also serves as Vice President of another fund advised by FMR. Prior to assuming his current responsibilities, Mr. Porter worked as a research analyst and portfolio manager. Mr. Porter also serves as Vice President of FMR (2004) and FMR Co., Inc. (2004).

Thomas J. Allen (45)

Year of Election or Appointment: 2003

Vice President of VIP Mid Cap. Mr. Allen also serves as Vice President of another fund advised by FMR. Prior to assuming his current responsibilities, Mr. Allen worked as a research analyst and manager. Mr. Allen also serves as Vice President of FMR (2002) and FMR Co., Inc. (2002).

Richard Mace, Jr. (44)

Year of Election or Appointment: 2002

Vice President of VIP Overseas. Mr. Mace also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Mace managed a variety of Fidelity funds. Mr. Mace also serves as Senior Vice President of FMR (2001) and FMR Co., Inc. (2001).

Eric D. Roiter (57)

Year of Election or Appointment: 1998

Secretary of VIP Contrafund, VIP Equity Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Index 500, VIP Mid Cap, and VIP Overseas. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001 present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001 present), Fidelity Management & Research (Far East) Inc. (2001 present), and Fidelity Investments Money Management, Inc. (2001 present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003 present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998 2005).

Stuart Fross (46)

Year of Election or Appointment: 2003

Assistant Secretary of VIP Contrafund, VIP Equity Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Index 500, VIP Mid Cap, and VIP Overseas. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003 present), Vice President and Secretary of FDC (2005 present), and is an employee of FMR.

Annual Report

192

Name, Age; Principal Occupation Christine Reynolds (47)

Year of Election or Appointment: 2004

President, Treasurer, and Anti Money Laundering (AML) officer of VIP Contrafund, VIP Equity Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Index 500, VIP Mid Cap, and VIP Overseas. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980 2002), where she was most recently an audit partner with PwC’s investment management practice.

Paul M. Murphy (58)

Year of Election or Appointment: 2005

Chief Financial Officer of VIP Contrafund, VIP Equity Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Index 500, VIP Mid Cap, and VIP Overseas. Mr. Murphy also serves as Chief Financial Officer of other Fidelity funds (2005 present). He also serves as Senior Vice President of Fidelity Pricing and Cash Management Services Group (FPCMS).

Kenneth A. Rathgeber (58)

Year of Election or Appointment: 2004

Chief Compliance Officer of VIP Contrafund, VIP Equity Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Index 500, VIP Mid Cap, and VIP Overseas. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004) and Executive Vice President of Risk Oversight for Fidelity Investments (2002). Previously, he served as Executive Vice Presi dent and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998 2002).

John R. Hebble (47)

Year of Election or Appointment: 2003

Deputy Treasurer of VIP Contrafund, VIP Equity Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Index 500, VIP Mid Cap, and VIP Overseas. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an em ployee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002 2003) and Assistant Treasurer of the Scudder Funds (1998 2003).

Bryan A. Mehrmann (44)

Year of Election or Appointment: 2005

Deputy Treasurer of VIP Contrafund, VIP Equity Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Index 500, VIP Mid Cap, and VIP Overseas. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005 present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998 2004).

Kimberley H. Monasterio (42)

Year of Election or Appointment: 2004

Deputy Treasurer of VIP Contrafund, VIP Equity Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Index 500, VIP Mid Cap, and VIP Overseas. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000 2004) and Chief Finan cial Officer (2002 2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC

(2000 2004).

Kenneth B. Robins (36)

Year of Election or Appointment:2005

Deputy Treasurer of VIP Contrafund, VIP Equity Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Index 500, VIP Mid Cap, and VIP Overseas. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2004 present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG’s department of professional practice (2002 2004) and a Senior Manager (1999 2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000 2002).

Robert G. Byrnes (39)

Year of Election or Appointment: 2005

Assistant Treasurer of VIP Contrafund, VIP Equity Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Index 500, VIP Mid Cap, and VIP Overseas. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003 2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Op erations Group (2000 2003).

193 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation John H. Costello (59)

Year of Election or Appointment: 1986, 1987, 1992, 1995, 1996, or 1998

Assistant Treasurer of VIP Contrafund (1995), VIP Equity Income (1986), VIP Growth (1986), VIP Growth & Income (1996), VIP Growth Opportunities (1995), VIP Index 500 (1992), VIP Mid Cap (1998), and VIP Overseas (1987). Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.

Peter L. Lydecker (51)

Year of Election or Appointment: 2004

Assistant Treasurer of VIP Contrafund, VIP Equity Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Index 500, VIP Mid Cap, and VIP Overseas. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an em ployee of FMR.

Mark Osterheld (50)

Year of Election or Appointment: 2002

Assistant Treasurer of VIP Contrafund, VIP Equity Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Index 500, VIP Mid Cap, and VIP Overseas. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

Gary W. Ryan (47)

Year of Election or Appointment: 2005

Assistant Treasurer of VIP Contrafund, VIP Equity Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Index 500, VIP Mid Cap, and VIP Overseas. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999 2005).

Salvatore Schiavone (40)

Year of Election or Appointment: 2005

Assistant Treasurer of VIP Contrafund, VIP Equity Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Index 500, VIP Mid Cap, and VIP Overseas. Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Before joining Fidelity Investments, Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003 2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996 2003).

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194

Distributions

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

Fund	Pay Date	Record Date	Dividends	Capital Gains
VIP Contrafund
Initial Class	02/10/06	02/10/06	$.164	$.290
Service Class	02/10/06	02/10/06	$.138	$.290
Service Class 2	02/10/06	02/10/06	$.120	$.290
Investor Class	02/10/06	02/10/06	$.175	$.290
VIP Equity-Income
Initial Class	02/10/06	02/10/06	$.446	$1.340
Service Class	02/10/06	02/10/06	$.420	$1.340
Service Class 2	02/10/06	02/10/06	$.393	$1.340
Investor Class	02/10/06	02/10/06	$.457	$1.340
VIP Growth & Income
Initial Class	02/10/06	02/10/06	$.136	$.380
Service Class	02/10/06	02/10/06	$.122	$.380
Service Class 2	02/10/06	02/10/06	$.105	$.380
Investor Class	02/10/06	02/10/06	$.142	$.380
VIP Mid Cap
Initial Class	02/10/06	02/10/06	$.128	$4.334
Service Class	02/10/06	02/10/06	$.096	$4.334
Service Class 2	02/10/06	02/10/06	$.065	$4.334
Investor Class	02/10/06	02/10/06	$.139	$4.334
VIP Overseas
Initial Class	02/10/06	02/10/06	$.187	$.130
Service Class	02/10/06	02/10/06	$.167	$.130
Service Class 2	02/10/06	02/10/06	$.150	$.130

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended December 31, 2005, or, if subsequently determined to be different, the net capital gain of such year.

Fund
VIP Contrafund	$160,245,183
VIP Equity-Income	$467,659,601
VIP Growth & Income	$40,583,998
VIP Mid Cap	$679,551,138

195 Annual Report

Distributions - continued

A percentage of the dividends distributed during the fiscal year for the following funds qualifies for the dividends received deduction for cor porate shareholders:

Fund
VIP Contrafund
Initial Class	100%
Service Class	100%
Service Class 2	100%
VIP Equity-Income
Initial Class	87%
Service Class	90%
Service Class 2	95%
VIP Growth
Initial Class	100%
Service Class	100%
Service Class 2	100%
VIP Growth & Income
Initial Class	100%
Service Class	100%
Service Class 2	100%
VIP Growth Opportunities
Initial Class	100%
Service Class	100%
Service Class 2	100%
VIP Index 500
Initial Class	100%
Service Class	100%
Service Class 2	100%

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

Fund	Pay Date	Income	Taxes
VIP Overseas
Initial Class	02/11/05	$.216	$.011
Service Class	02/11/05	$.201	$.011
Service Class 2	02/11/05	$.191	$.011

The funds will notify shareholders in January 2006 of amounts for use in preparing 2005 income tax returns.

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196

Board Approval of Investment Advisory Contracts and Management Fees

VIP Contrafund Portfolio
VIP Equity-Income Portfolio
VIP Growth Portfolio
VIP Growth & Income Portfolio
VIP Growth Opportunities Portfolio
VIP Index 500 Portfolio
VIP Mid Cap Portfolio
VIP Overseas Portfolio

Each year, typically in July, the Board of Trustees, including the independent Trustees (together, the Board), votes on the renewal of the management contract and sub advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and independent Trustees’ counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of each fund’s Advisory Contracts, including the services and support provided to each fund and its shareholders by Fidelity. At the time of the renewal, the Board had 11 standing committees, each composed of independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Equity Contract Committee, meets periodically during the first six months of each year and as necessary to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its July 2005 meeting, the Board of Trustees, including the independent Trustees, unanimously determined to renew the Advisory Contracts for each fund. In reaching its determination, the Board considered all factors it believed relevant, including (1) the nature, extent, and quality of the services to be provided to each fund and its shareholders by Fidelity (including the investment performance of each fund); (2) the competitiveness of the man agement fee and total expenses of each fund; (3) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with each fund; (4) the extent to which economies of scale would be realized as each fund grows; and (5) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In determining whether to renew the Advisory Contracts for each fund, the Board ultimately reached a determination, with the assistance of fund counsel and independent Trustees’ counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contracts is consistent with Fidelity’s fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that each fund’s shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided by Fidelity. The Board considered staffing within the investment adviser, FMR, and the sub advisers (together, the Investment Advisers), including the background of the funds’ portfolio managers and the funds’ investment objectives and disciplines. The independent Trustees also had discussions with senior management of Fidelity’s investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Fidelity Resources Dedicated to Investment Management and Support Services (except VIP Index 500 Portfolio). The Board reviewed the size, educa tion, and experience of the Investment Advisers’ investment staff, their use of technology, and the Investment Advisers’ approach to recruiting, train ing, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity’s extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity’s analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity’s portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund’s portfolio, as well as an electronic communication system that provides immediate real time access to research concerning issuers and credit enhancers.

Fidelity Resources Dedicated to Investment Management and Support Services (VIP Index 500 Portfolio). The Board reviewed the size, education, and experience of the Investment Advisers’ investment staff, their use of technology, and the Investment Advisers’ approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel.

Shareholder and Administrative Services (except VIP Index 500 Portfolio). The Board considered the nature, extent, quality, and cost of administra tive, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund. The Board also considered the nature and extent of the Investment Advisers’ supervision of third party service providers, principally custodians and subcustodians. The Board reviewed the

197 Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of “soft” commission dollars to pay for research services. The Board also considered that Fidelity voluntarily decided in 2004 to stop using “soft” commission dollars to pay for market data and, instead, to pay for that data out of its own resources. The Board also considered the resources devoted to, and the record of compliance with, each fund’s compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24 hour access to account information and market informa tion through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Shareholder and Administrative Services (VIP Index 500 Portfolio). The Board considered the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the Investment Advisers’ supervision of third party service providers, principally custodians and subcustodians. The Board reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers. The Board also considered the resources devoted to, and the record of compliance with, the fund’s compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24 hour access to account information and market informa tion through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. The Board noted that, since the last Advisory Contract renewals in July 2004, Fidelity has taken a number of actions that benefited particular funds, including (i) voluntarily deciding in 2004 to stop using “soft” commission dollars to pay for market data and, instead, to pay for that data out of its own resources, (ii) contractually agreeing to impose management fee reductions and expense limitations on its five Spartan stock index funds and its stock index fund available through variable insurance products, (iii) contractually agreeing to eliminate the management fees on the Fidelity Freedom Funds and the Fidelity Advisor Freedom Funds, (iv) contractually agreeing to reduce the management fees on most of its investment grade taxable bond funds, and (v) contractually agreeing to impose expense limitations on its retail and Spartan investment grade taxable bond funds.

Investment Performance and Compliance (except VIP Index 500 Portfolio). The Board considered whether each fund has operated within its invest ment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund’s absolute investment performance for each class, as well as each fund’s relative investment performance for each class measured against (i) a broad based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. For each fund, the following charts considered by the Board show, over the one , three , and five year periods ended December 31, 2004, the returns of Service Class and Initial Class of the fund, the returns of a broad based securities market index (“benchmark”), and a range of returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Service Class and Initial Class represent the performance of classes with high and low 12b 1 fees, respectively (not necessarily with the highest and lowest total expenses). (Unlike Service Class, Service Class 2, which has a higher 12b 1 fee than Service Class, did not have five years of performance as of December 31, 2004.) The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the Lipper peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of the class indicated.

Annual Report

198

The Board reviewed the fund’s relative investment performance against its Lipper peer group and stated that the performance of Initial Class of the fund was in the first quartile for the one , three , and five year periods. The Board also stated that the relative investment performance of Initial Class of the fund has compared favorably to its benchmark over time. The Board considered that the variations in performance among the fund’s classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

The Board reviewed the fund’s relative investment performance against its Lipper peer group and stated that the performance of Initial Class of the fund was in the third quartile for the one , three , and five year periods. The Board also stated that the relative investment performance of the fund was lower than its benchmark over time. The Board considered that the variations in performance among the fund’s classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board discussed with FMR actions to be taken by FMR to improve the fund’s disappointing performance.

199 Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

The Board reviewed the fund’s relative investment performance against its Lipper peer group and stated that the performance of Initial Class of the fund was in the fourth quartile for the one and three year periods and the third quartile for the five year period. The Board also stated that the relative investment performance of the fund was lower than its benchmark for certain periods, although the five year cumulative total return of the fund was higher than its benchmark. The Board considered that the variations in performance among the fund’s classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board discussed with FMR actions to be taken by FMR to improve the fund’s disap pointing performance.

The Board reviewed the fund’s relative investment performance against its Lipper peer group and stated that the performance of Initial Class of the fund was in the fourth quartile for the one year period and the third quartile for the three and five year periods. The Board also stated that the relative investment performance of the fund was lower than its benchmark for certain periods, although the five year cumulative total return of the fund was higher than its benchmark. The Board considered that the variations in performance among the fund’s classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board discussed with FMR actions to be taken by FMR to improve the fund’s disap pointing performance.

Annual Report

200

The Board reviewed the fund’s relative investment performance against its Lipper peer group and stated that the performance of Initial Class of the fund was in the fourth quartile for the one year period and the second quartile for the three and five year periods. The Board also stated that the relative investment performance of the fund was lower than its benchmark over time. The Board considered that the variations in performance among the fund’s classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

The Board reviewed the fund’s relative investment performance against its Lipper peer group and stated that the performance of Initial Class of the fund was in the first quartile for the one , three , and five year periods. The Board also stated that the relative investment performance of Initial Class of the fund has compared favorably to its benchmark over time. The Board considered that the variations in performance among the fund’s classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

201 Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

The Board reviewed the fund’s relative investment performance against its Lipper peer group and stated that the performance of Initial Class of the fund was in the fourth quartile for the one year period, the second quartile for the three year period, and the third quartile for the five year period. The Board also stated that the relative investment performance of the fund was lower than its benchmark over time. The Board considered that the varia tions in performance among the fund’s classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

The Board has had thorough discussions with FMR throughout the year about the Board’s and FMR’s concerns about equity research, equity fund performance, and compliance with internal policies governing gifts and entertainment. FMR has taken steps that it believes will refocus and strengthen equity research and equity portfolio management and compliance. The Board noted with favor FMR’s recent reorganization of its senior management team and FMR’s plans to dedicate additional resources to investment research, and participated in the process that led to those changes.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided by Fidelity will benefit each fund’s shareholders, particularly in light of the Board’s view that each fund’s shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Investment Performance (VIP Index 500 Portfolio). The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund’s absolute investment performance for each class, as well as the fund’s relative investment performance for each class measured against (i) a broad based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one , three , and five year periods ended December 31, 2004, as applicable, the returns of Service Class 2 and Initial Class of the fund, the returns of a broad based securities market index (“benchmark”), and a range of returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Service Class 2 and Initial Class represent the performance of classes with the highest and lowest 12b 1 fees, respectively (not necessarily with the highest and lowest total expenses). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the Lipper peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of the class indicated.

Annual Report

202

The Board reviewed the fund’s relative investment performance against its Lipper peer group and stated that the performance of the Initial Class of the fund was in the first quartile for the one , three and five year periods. The Board also stated that the relative investment performance of the fund was lower than its benchmark over time, but considered that, unlike the benchmark, the fund has fees and transaction costs. The Board considered that the variations in performance among the fund’s classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided by Fidelity will benefit the fund’s shareholders, particularly in light of the Board’s view that the fund’s shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered each fund’s management fee and total expenses compared to “mapped groups” of competitive funds and classes. Fidelity creates “mapped groups” by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board’s management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12 month periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the “Total Mapped Group” and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund’s standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. “TMG %” represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund’s. For example, a TMG % of 21% would mean that 79% of the funds in the Total Mapped Group had higher management fees than a fund. The “Asset Size Peer Group” (ASPG) compari son focuses on a fund’s standing relative to non Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile (“quadrant”) in which a fund’s management fee ranked, is also included in the charts and considered by the Board.

203 Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

The Board noted that the fund’s management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2004.

The Board noted that the fund’s management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2004.

Annual Report

204

The Board noted that the fund’s management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2004.

The Board noted that the fund’s management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2004.

205 Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

The Board noted that the fund’s management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2004.

The Board noted that the fund’s management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2004.

Furthermore, the Board considered that on February 17, 2005, after the periods shown in the chart above, it had approved an amendment (effective March 1, 2005) to the fund’s management contract that reduced the fund’s management fee from 24 basis points to 10 basis points.

Annual Report

206

The Board noted that the fund’s management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2004.

The Board noted that the fund’s management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2004.

Based on its review, the Board concluded that each fund’s management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the total expenses of each class of each fund, the Board considered the fund’s management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund paid 12b 1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of each fund compared to competitive fund median expenses. Each class of each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each class of each fund (except VIP Index 500 Portfolio) ranked below its competitive median for 2004.

The Board noted that the total expenses of each of Initial Class and Service Class of VIP Index 500 Portfolio ranked below its competitive median for 2004, and the total expenses of Service Class 2 ranked above its competitive median for 2004. The Board noted that the fund offers multiple classes, each of which has a different 12b 1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b 1 fees.

207 Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Furthermore, the Board considered that on February 17, 2005, it had approved changes (effective March 1, 2005) in the contractual arrangements for VIP Index 500 Portfolio that (i) have the effect of setting the total “fund level” expenses (including, among other expenses, the management fee) at 10 basis points, and (ii) limit the total expenses of the fund’s existing classes of shareholders to 10 basis points for Initial Class, 20 basis points for Service Class, and 35 basis points for Service Class 2. The new contractual expense limits may not be increased without the approval of the Board and the shareholders of the relevant class. The Board considered that, if the new contractual expense limits had been in effect in 2004, the total expenses of Service Class 2 would have ranked below the median.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses for each class of each fund were reasonable, although in one case above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the busi ness of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders. The Board also considered the level of Fidelity’s profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity’s profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggre gate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year’s methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board’s assessment of the results of Fidelity’s profitability analysis. PwC’s engagement includes the review and assessment of Fidelity’s methodologies used in determining the revenues and expenses attributable to Fidelity’s mutual fund business, and completion of agreed upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After consider ing PwC’s reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity’s profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity’s non fund businesses and any fall out benefits related to the mutual fund business as well as cases where Fidelity’s affiliates may benefit from or be related to the funds’ business. In addition, a special committee of the Board reviewed services provided to Fidelity by its affiliates and determined that the fees that Fidelity paid for such services were reasonable.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and determined that the amount of profit is a fair entrepreneurial profit for the management of each fund.

Economies of Scale (except VIP Index 500 Portfolio). The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

The Board recognized that each fund’s management contract incorporates a “group fee” structure, which provides for lower fee rates as total fund assets under FMR’s management increase, and for higher fee rates as total fund assets under FMR’s management decrease. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particu lar fund are unchanged or have declined, because some portion of Fidelity’s costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR’s management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Economies of Scale (VIP Index 500 Portfolio). The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

The Board concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information regarding (i) equity fund transfer agency fees; (ii) Fidelity’s fund profitability methodology and the impact of various

Annual Report

208

changes in the methodology over time; (iii) benefits to shareholders from economies of scale; (iv) composition and characteristics of various fund and industry data used in comparisons; and (v) compensation of portfolio managers and research analysts.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the exist ing advisory fee structures are fair and reasonable, and that each fund’s existing Advisory Contracts should be renewed.

209 Annual Report

Annual Report

210

211 Annual Report

Investment Adviser
Fidelity Management & Research Company
Boston, MA
Investment Sub Advisers
FMR Co., Inc.
Contrafund, Equity-Income, Growth,
Growth & Income, Growth Opportunities,
Index 500, Mid Cap, and Overseas Portfolios
Fidelity Management & Research (U.K.) Inc.
Contrafund, Equity-Income, Growth,
Growth & Income, Growth Opportunities,
Mid Cap, and Overseas Portfolios
Fidelity Management & Research (Far East) Inc.
Contrafund, Equity-Income, Growth,
Growth & Income, Growth Opportunities,
Mid Cap, and Overseas Portfolios
Fidelity International Investment Advisors
Contrafund, Equity-Income, Growth,
Growth & Income, Growth Opportunities,
Mid Cap, and Overseas Portfolios
Fidelity International Investment Advisors (U.K.) Limited
Contrafund, Equity-Income, Growth,
Growth & Income, Growth Opportunities,
Mid Cap, and Overseas Portfolios
Fidelity Investments Japan Limited
Contrafund, Equity-Income, Growth,
Growth & Income, Growth Opportunities,
Mid Cap, and Overseas Portfolios
Geode Capital Management, LLC
Index 500 Portfolio
General Distributor
Fidelity Distributors Corporation
Boston, MA
Transfer and Service Agents
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA
Fidelity Service Company, Inc.
Boston, MA
Custodian
JPMorgan Chase Bank, New York, NY
Growth & Income and Overseas Portfolios
Brown Brothers Harriman & Co., Boston, MA
Contrafund and Mid Cap Portfolios
Mellon Bank, N.A., Pittsburgh, PA
Growth, Growth Opportunities, and Index 500 Portfolios
The Northern Trust Company, Chicago, IL
Equity-Income Portfolio

VIPGRP1 ANN 0206 1.768592.104

Fidelity® Variable Insurance Products

VIP Asset Manager Portfolio VIP Asset Manager: Growth® Portfolio VIP Balanced Portfolio VIP High Income Portfolio VIP Investment Grade Bond Portfolio VIP Money Market Portfolio

Annual Report December 31, 2005

Contents

Shareholder Expense Example	4	An example of shareholder expenses
Asset Manager Portfolio	7	Performance
	8	Management’s Discussion
	9	Investment Changes
	10	Investments
	41	Financial Statements
Asset Manager: Growth Portfolio	45	Performance
	46	Management’s Discussion
	47	Investment Changes
	48	Investments
	68	Financial Statements
Balanced Portfolio	72	Performance
	73	Management’s Discussion
	74	Investment Changes
	75	Investments
	110	Financial Statements
High Income Portfolio	114	Performance
	115	Management’s Discussion
	116	Investment Changes
	117	Investments
	132	Financial Statements
Investment Grade Bond Portfolio	138	Performance
	139	Management’s Discussion
	140	Investment Changes
	141	Investments
	163	Financial Statements
Money Market Portfolio	167	Performance
	168	Investment Changes
	169	Investments
	177	Financial Statements
Notes to Financial Statements	182	Notes to the Financial Statements
Report of Independent Registered	194
Public Accounting Firm
Trustees and Officers	199
Distributions	206
Board Approval of Investment	207	Board Approval of Investment Advisory Contracts for
Advisory Contracts and		Asset Manager Portfolio, Asset Manager: Growth
Management Fees		Portfolio, and Balanced Portfolio

Annual Report		2

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the
Securities and Exchange Commission’s (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies, Inc. and have been licensed for use by Fidelity Distributors
Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Infor
mation regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio hold-
ings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity’s web site at http://www.advisor.fidelity.com.
NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE
Neither the funds nor Fidelity Distributors Corporation is a bank.

3 Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including manage ment fees, distribution and/or service (12b 1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2005 to December 31, 2005) for Initial Class, Service Class, Service Class 2, Initial Class R, Service Class R and Service Class 2R and for the entire period (July 21, 2005 to December 31, 2005) for the Investor Class. The hypothetical expense Example is based on an investment of $1,000 invested for one half year period (July, 1, 2005 to December 31, 2005).

Actual Expenses

The first line of the table below for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the fund, as a shareholder in the underlying affiliated central funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying affiliated central funds. These fees and expenses are not included in the fund’s annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the fund, as a shareholder in the underlying affiliated central funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying affiliated central funds. These fees and expenses are not included in the fund’s annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Ending
	Beginning	Account Value	Expenses Paid
	Account Value	December 31, 2005	During Period
VIP Asset Manager
Initial Class
Actual	$ 1,000.00	$ 1,043.70	$ 3.30B
HypotheticalA	$ 1,000.00	$ 1,021.98	$ 3.26C
Service Class
Actual	$ 1,000.00	$ 1,043.30	$ 3.81B
HypotheticalA	$ 1,000.00	$ 1,021.48	$ 3.77C
Service Class 2
Actual	$ 1,000.00	$ 1,042.90	$ 4.63B
HypotheticalA	$ 1,000.00	$ 1,020.67	$ 4.58C
Investor Class
Actual	$ 1,000.00	$ 1,027.30	$ 3.73B
HypotheticalA	$ 1,000.00	$ 1,021.07	$ 4.18C
VIP Asset Manager: Growth
Initial Class
Actual	$ 1,000.00	$ 1,053.60	$ 3.78B
HypotheticalA	$ 1,000.00	$ 1,021.53	$ 3.72C
Service Class
Actual	$ 1,000.00	$ 1,053.10	$ 4.30B
HypotheticalA	$ 1,000.00	$ 1,021.02	$ 4.23C
Service Class 2
Actual	$ 1,000.00	$ 1,050.70	$ 5.33B
HypotheticalA	$ 1,000.00	$ 1,020.01	$ 5.24C
Investor Class
Actual	$ 1,000.00	$ 1,028.60	$ 4.38B
HypotheticalA	$ 1,000.00	$ 1,020.37	$ 4.89C

Annual Report

4

Ending
	Beginning	Account Value	Expenses Paid
	Account Value	December 31, 2005	During Period
VIP Balanced
Initial Class
Actual	$ 1,000.00	$ 1,078.80	$ 3.04B
HypotheticalA	$ 1,000.00	$ 1,022.28	$ 2.96C
Service Class
Actual	$ 1,000.00	$ 1,078.50	$ 3.61B
HypotheticalA	$ 1,000.00	$ 1,021.73	$ 3.52C
Service Class 2
Actual	$ 1,000.00	$ 1,077.40	$ 4.40B
HypotheticalA	$ 1,000.00	$ 1,020.97	$ 4.28C
Investor Class
Actual	$ 1,000.00	$ 1,058.00	$ 3.51B
HypotheticalA	$ 1,000.00	$ 1,021.37	$ 3.87C
VIP High Income
Initial Class
Actual	$ 1,000.00	$ 1,029.80	$ 3.58B
HypotheticalA	$ 1,000.00	$ 1,021.68	$ 3.57C
Service Class
Actual	$ 1,000.00	$ 1,028.90	$ 4.09B
HypotheticalA	$ 1,000.00	$ 1,021.17	$ 4.08C
Service Class 2
Actual	$ 1,000.00	$ 1,027.40	$ 4.85B
HypotheticalA	$ 1,000.00	$ 1,020.42	$ 4.84C
Initial Class R
Actual	$ 1,000.00	$ 1,029.90	$ 3.58B
HypotheticalA	$ 1,000.00	$ 1,021.68	$ 3.57C
Service Class R
Actual	$ 1,000.00	$ 1,028.90	$ 4.09B
HypotheticalA	$ 1,000.00	$ 1,021.17	$ 4.08C
Service Class 2R
Actual	$ 1,000.00	$ 1,027.80	$ 4.80B
HypotheticalA	$ 1,000.00	$ 1,020.47	$ 4.79C
Investor Class
Actual	$ 1,000.00	$ 1,016.00	$ 3.71B
HypotheticalA	$ 1,000.00	$ 1,021.07	$ 4.18C
VIP Investment Grade Bond
Initial Class
Actual	$ 1,000.00	$ 999.20	$ 2.22B
HypotheticalA	$ 1,000.00	$ 1,022.99	$ 2.24C
Service Class
Actual	$ 1,000.00	$ 998.40	$ 2.72B
HypotheticalA	$ 1,000.00	$ 1,022.48	$ 2.75C
Service Class 2
Actual	$ 1,000.00	$ 997.60	$ 3.47B
HypotheticalA	$ 1,000.00	$ 1,021.73	$ 3.52C
Investor Class
Actual	$ 1,000.00	$ 1,007.90	$ 2.21B
HypotheticalA	$ 1,000.00	$ 1,022.74	$ 2.50C

55 Annual Report

Shareholder Expense Example continued

Ending
	Beginning	Account Value	Expenses Paid
	Account Value	December 31, 2005	During Period
VIP Money Market
Initial Class
Actual	$ 1,000.00	$ 1,017.80	$ 1.47B
HypotheticalA	$ 1,000.00	$ 1,023.74	$ 1.48C
Service Class
Actual	$ 1,000.00	$ 1,017.30	$ 2.03B
HypotheticalA	$ 1,000.00	$ 1,023.19	$ 2.04C
Service Class 2
Actual	$ 1,000.00	$ 1,016.50	$ 2.74B
HypotheticalA	$ 1,000.00	$ 1,022.48	$ 2.75C
Investor Class
Actual	$ 1,000.00	$ 1,015.80	$ 1.63B
HypotheticalA	$ 1,000.00	$ 1,023.39	$ 1.84C

A 5% return per year before expenses
B Actual expenses are equal to each Class’ annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one half year period) for Initial Class, Service Class, Service Class 2, Initial Class R, Service
Class R, and Service Class 2R and multiplied by 164/365 (to reflect the period July 21, 2005 to December 31, 2005) for Investor Class. The fees and expenses of the underlying affiliated central funds in which the funds invest are not included in the funds’ annualized expense ratios.
C Hypothetical expenses are equal to each Class’ annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one half year period). The fees and expenses of the underlying affiliated central funds in which the funds invest are not included in the funds’ annualized expense ratios.

Annualized
Expense Ratio
VIP Asset Manager
Initial Class	64%
Service Class	74%
Service Class 2	90%
Investor Class	82%
VIP Asset Manager: Growth
Initial Class	73%
Service Class	83%
Service Class 2	1.03%
Investor Class	96%
VIP Balanced
Initial Class	58%
Service Class	69%
Service Class 2	84%
Investor Class	76%
VIP High Income
Initial Class	70%
Service Class	80%
Service Class 2	95%
Initial Class R	70%
Service Class R	80%
Service Class 2R	94%
Investor Class	82%
VIP Investment Grade Bond
Initial Class	44%
Service Class	54%
Service Class 2	69%
Investor Class	49%
VIP Money Market
Initial Class	29%
Service Class	40%
Service Class 2	54%
Investor Class	36%

Annual Report 6

VIP Asset Manager Portfolio Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class’ dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. Perfor mance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns
Periods ended December 31, 2005	Past 1	Past 5	Past 10
	year	years	years
VIP Asset Manager Initial Class	4.04%	2.52%	6.76%
VIP Asset Manager Service ClassA	3.93%	2.42%	6.65%
VIP Asset Manager Service Class 2B	3.85%	2.25%	6.55%
VIP Asset Manager Investor ClassC	3.97%	2.51%	6.76%

A The initial offering of Service Class shares took place on November 3, 1997. Performance for Service Class shares reflects an asset based distribution fee (12b 1 fee) and returns prior to November 3, 1997 are those for Initial Class and do not include the effects of Service Class’ 12b 1 fee. Had Service Class shares’ 12b 1 fee been reflected, returns prior to November 3, 1997 would have been lower.
B The initial offering of Service Class 2 shares took place on January 12, 2000. Performance for Service Class 2 shares reflect an asset based distribution fee (12b 1 fee).
Returns from November 3, 1997 to January 12, 2000 are those of Service Class which reflect a different 12b 1 fee. Service Class 2 returns prior to November 3, 1997 are those of Initial Class and do not include the effect of a 12b 1 fee. Had Service Class 2’s 12b 1 fee been reflected, returns prior to January 12, 2000 would have been lower.
C The initial offering of Investor Class shares took place on July 21, 2005. Returns prior to July 21, 2005 are those of Initial Class. If Investor Class’s transfer agent fee had been reflected, returns prior to July 21, 2005 would have been lower.

$10,000 Over 10 Years

Let’s say hypothetically that $10,000 was invested in VIP Asset Manager Portfolio Initial Class on December 31, 1995. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

7 Annual Report

VIP Asset Manager Portfolio Management’s Discussion of Fund Performance

Comments from Richard Habermann and Ford O’Neil, Co Managers of VIP Asset Manager Portfolio

U.S. equities outperformed investment grade and high yield debt during the 12 month period ending December 31, 2005, a positive year for all three asset classes. Energy and utilities were the two best performing equity market sectors, and significant contributors to the 4.91% gain of the Standard & Poor’s 500SM Index. Elsewhere, the NASDAQ Composite® Index returned 2.13%, while the Dow Jones Industrial AverageSM rose 1.72% . The investment grade bond market also ended 2005 in the black, marking six consecutive years of gains for the debt category. However, the 2.43% advance of the Lehman Brothers® Aggregate Bond Index was its lowest return in that streak, which reflects the trying investment conditions bonds encountered in the form of higher interest rates and rising inflation. Amid the uncertainty, Treasuries outperformed corporate, agency and mortgage backed debt. High yield also struggled, rising only 2.74% according to the Merrill Lynch® U.S. High Yield Master II Index. Intermittent weakness in the automotive and air transportation industries tempered high yield debt performance.

VIP Asset Manager finished the year ending December 31, 2005, about even with the Fidelity Asset Manager Composite Index, which rose 3.82%, while lagging the LipperSM Variable Annuity Flexible Portfolio Funds Average, which returned 4.88% . (For specific portfolio performance results, please refer to the performance section of this report.) It paid to overweight stocks and high yield securities relative to the index, while underweighting investment grade debt. Within the equity allocation, a modest stake in foreign stocks was a significant positive, while overweighting cash detracted slightly versus the index. Despite a solid showing in the second half of 2005, the fund’s domestic equities trailed the S&P 500® for the year overall and were the biggest drag on relative performance. The subportfolio was hurt by underweighting surging energy and utilities stocks, as well as by fears of a slowdown in consumer spending caused by rapidly rising oil prices. Weak stock picking in banks further detracted, led by an overweighting in mortgage giant Fannie Mae. Other major holdings that disappointed included retailer Home Depot and security software provider Symantec. Conversely, some good picks among health care and consumer related stocks provided most of the upside, led by medical supplier Cardinal Health and pharmacy chain CVS. In fixed income, good sector selection helped our high yield and investment grade holdings comfortably outpace the Lehman Brothers index. The strategic cash portion of the fund topped its benchmark as well.

Note to shareholders: Effective January 17, 2006, Robert Bertelson will assume responsibility for managing the fund’s domestic equity subportfolio.

The views expressed in this statement reflect those of the portfolio managers only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as invest ment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

VIP Asset Manager Portfolio 8

VIP Asset Manager Portfolio
Investment Changes

Top Five Stocks as of December 31, 2005
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Cardinal Health, Inc.	3.1	2.8
American International Group,
Inc.	2.6	2.5
Home Depot, Inc.	2.4	2.5
Wyeth	2.0	2.0
Microsoft Corp.	2.0	2.1
	12.1
Top Five Bond Issuers as of December 31, 2005
(with maturities greater than one	% of fund’s	% of fund’s net assets
year)	net assets	6 months ago
Fannie Mae	8.8	9.2
U.S. Treasury Obligations	4.7	6.6
Freddie Mac	1.0	1.5
Thirteen Affiliates of General
Growth Properties, Inc.	0.5	0.5
Government National Mortgage
Association	0.3	0.4
	15.3
Top Five Market Sectors as of December 31, 2005
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Financials	13.7	13.6
Consumer Discretionary	8.8	8.6
Health Care	8.7	9.0
Information Technology	8.1	9.0
Industrials	5.0	5.2

Asset allocations in the pie charts reflect the categorization of assets as defined in the fund’s prospectus in effect as of the time periods indicated above. Financial Statement categorizations conform to accounting standards and will differ from the pie chart. Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

The information in the above tables is based on the combined investments of the fund and its pro rata share of the investments of Fidelity’s fixed income central funds.

For an unaudited list of holdings for each fixed income central fund, visit advisor.fidelity.com.

9 Annual Report

VIP Asset Manager Portfolio
Investments December 31, 2005
Showing Percentage of Net Assets

Common Stocks 47.4%
	Shares	Value (Note 1)

CONSUMER DISCRETIONARY 6.3%
Auto Components – 0.1%
Aisin Seiki Co. Ltd.	10,500	$ 385,607
NOK Corp.	9,900	268,691
Stanley Electric Co. Ltd.	45,800	744,655
Tong Yang Industry Co. Ltd.	184,000	224,489
		1,623,442
Automobiles – 0.2%
Harley Davidson, Inc.	14,500	746,605
Hyundai Motor Co.	11,430	1,103,860
Kia Motors Corp.	13,210	348,115
Toyota Motor Corp.	45,400	2,374,874
		4,573,454
Diversified Consumer Services 0.0%
ABC Learning Centres Ltd.	49,863	263,354
Raffles Education Corp. Ltd.	426,000	430,368
YBM Sisa.com, Inc.	8,869	190,144
		883,866
Hotels, Restaurants & Leisure 0.4%
Carnival Corp. unit	48,200	2,577,254
Hilton Group PLC	152,900	956,823
McDonald’s Corp.	92,687	3,125,406
Royal Caribbean Cruises Ltd.	26,700	1,203,102
St. Marc Co. Ltd.	2,700	188,007
William Hill PLC	62,100	572,494
		8,623,086
Household Durables 0.3%
Barratt Developments PLC	29,200	495,655
Casio Computer Co. Ltd.	17,000	284,619
Chitaly Holdings Ltd.	278,000	133,556
George Wimpey PLC	116,800	965,170
Hitachi Koki Co. Ltd.	15,000	248,336
HTL International Holdings Ltd.	355,000	277,519
Koninklijke Philips Electronics NV	7,700	239,470
Koninklijke Philips Electronics NV
(NY Shares)	45,700	1,421,270
LG Electronics, Inc.	4,150	367,836
Matsushita Electric Industrial Co. Ltd.	37,000	717,060
Sony Corp.	14,300	583,440
Sumitomo Forestry Co. Ltd.	36,000	360,290
Techtronic Industries Co. Ltd.	195,000	464,007
Wilson Bowden PLC	20,500	511,731
		7,069,959
Leisure Equipment & Products 0.0%
Aruze Corp.	11,100	228,298
Asia Optical Co., Inc.	25,294	173,756
Li Ning Co. Ltd.	272,000	192,941
Sankyo Co. Ltd. (Gunma)	3,400	196,955
		791,950

See accompanying notes which are an integral part of the financial statements.
VIP Asset Manager Portfolio	10

	Shares	Value (Note 1)
Media 2.7%
Bandai Visual Co. Ltd.	68	$ 257,224
Beijing Media Corp. Ltd. (H Shares)	80,000	109,884
CCE Spinco, Inc. (a)	172,971	2,265,920
Clear Channel Communications, Inc.	1,336,568	42,035,064
Clear Channel Outdoor Holding, Inc. Class A	133,000	2,666,650
Cyber Agent Ltd.	118	268,216
E.W. Scripps Co. Class A	31,069	1,491,933
Fuji Television Network, Inc.	116	292,201
ITV PLC	838,971	1,624,872
Lagardere S.C.A. (Reg.)	14,600	1,123,474
livedoor MARKETING Co. Ltd. (a)	1,692	89,404
Macquarie Communications Infrastructure Group unit	58,300	242,911
Modern Times Group AB (MTG)
(B Shares) (a)	10,850	452,738
News Corp. Class A	423,100	6,579,205
Omnicom Group, Inc.	87,800	7,474,414
Oricon, Inc. (d)	52	70,124
S.M.Entertainment Co. Ltd.	23,444	248,983
S.M.Entertainment Co. Ltd. rights 1/12/06 (a)	4,266	13,591
Seek Ltd.	172,400	381,921
Television Broadcasts Ltd.	44,000	233,800
Yedang Entertainment Co. Ltd. (a)	21,782	251,871
		68,174,400
Multiline Retail – 0.0%
Parco Co. Ltd.	23,000	264,323
Specialty Retail 2.6%
Esprit Holdings Ltd.	133,500	948,695
Hikari Tsushin, Inc.	4,000	376,574
Home Depot, Inc.	1,456,100	58,942,928
Jeans Mate Corp.	13,100	246,101
Osim International Ltd.	148,000	141,508
Pertama Holdings Ltd.	703,000	141,619
TJX Companies, Inc.	202,900	4,713,367
Tsutsumi Jewelry Co. Ltd.	6,400	244,264
USS Co. Ltd.	3,580	228,333
		65,983,389
Textiles, Apparel & Luxury Goods 0.0%
Asics Corp.	35,000	371,655
Billabong International Ltd.	29,500	314,209
Shenzhou International Group Holdings Ltd.	206,000	77,048
		762,912

TOTAL CONSUMER DISCRETIONARY		158,750,781

CONSUMER STAPLES 4.1%
Beverages 0.2%
Asahi Breweries Ltd.	19,100	233,111
C&C Group PLC	112,300	717,910

See accompanying notes which are an integral part of the financial statements.

11 Annual Report

11

VIP Asset Manager Portfolio
Investments - continued

Common Stocks continued
	Shares	Value (Note 1)

CONSUMER STAPLES – continued
Beverages – continued
Pernod Ricard SA	14,000	$ 2,442,993
Takara Holdings, Inc. (d)	30,000	178,110
Yantai Changyu Pioneer Wine Co.
(B Shares)	122,800	209,691
		3,781,815
Food & Staples Retailing – 2.8%
Aeon Co. Ltd.	15,200	386,752
CVS Corp.	822,000	21,717,240
Safeway, Inc.	243,800	5,768,308
Valor Co. Ltd.	300	11,653
Wal Mart Stores, Inc.	877,200	41,052,960
		68,936,913
Food Products – 0.1%
Binggrea Co. Ltd.	4,130	163,355
China Mengniu Dairy Co. Ltd.	250,000	212,803
China Sun Bio chem Technology Group Co. Ltd. (a)	467,000	129,180
Global Bio Chem Technology Group Co. Ltd.	474,000	207,850
Hokuto Corp.	4,100	65,062
Orion Corp.	3,320	924,328
		1,702,578
Household Products – 0.1%
Colgate Palmolive Co.	58,800	3,225,180
LG Household & Health Care Ltd.	4,600	251,117
Uni Charm Corp.	3,900	175,311
		3,651,608
Personal Products 0.3%
Alberto Culver Co.	135,550	6,201,413
Avon Products, Inc.	44,300	1,264,765
		7,466,178
Tobacco – 0.6%
Altria Group, Inc.	215,800	16,124,576

TOTAL CONSUMER STAPLES		101,663,668

ENERGY 2.5%
Energy Equipment & Services – 1.5%
Diamond Offshore Drilling, Inc.	131,600	9,154,096
ENSCO International, Inc.	121,000	5,366,350
Expro International Group PLC	34,500	338,543
GlobalSantaFe Corp.	201,800	9,716,670
Ocean RIG ASA (a)	76,500	1,049,095
Petroleum Geo Services ASA (a)	49,850	1,537,234
Transocean, Inc. (a)	125,200	8,725,188
WorleyParsons Ltd.	43,900	396,095
		36,283,271
Oil, Gas & Consumable Fuels 1.0%
BG Group PLC	143,900	1,423,215

See accompanying notes which are an integral part of the financial statements.
VIP Asset Manager Portfolio	12

		Shares	Value (Note 1)
BowLeven PLC		27,800	$139,988
CNOOC Ltd.		559,000	379,953
ConocoPhillips		53,500	3,112,630
Cosmo Oil Co. Ltd.		42,000	210,169
ENI Spa		64,700	1,804,613
Exxon Mobil Corp.		165,800	9,312,986
Formosa Petrochemical Corp.		71,028	125,930
Nippon Mining Holdings, Inc.		51,500	366,469
OMV AG		20,800	1,218,892
PetroChina Co. Ltd. (H Shares)		384,000	314,726
Statoil ASA		108,300	2,488,695
Total SA sponsored ADR		42,400	5,359,360
			26,257,626

TOTAL ENERGY			62,540,897

FINANCIALS 10.9%
Capital Markets 1.1%
Credit Suisse Group (Reg.)		26,442	1,347,220
DAB Bank AG		52,400	421,829
E*TRADE Securities Co. Ltd. (d)		52	401,781
Goldman Sachs Group, Inc.		51,100	6,525,981
JAFCO Co. Ltd.		4,100	366,168
kiwoom.com Securities Co. Ltd.		8,735	334,661
Korea Investment Holdings Co. Ltd.		6,140	262,055
Macquarie Bank Ltd.		11,200	559,904
Merrill Lynch & Co., Inc.		192,900	13,065,117
Monex Beans Holdings, Inc. (d)		198	265,332
Morgan Stanley		29,600	1,679,504
Nikko Cordial Corp.		37,000	586,201
Nuveen Investments, Inc. Class A		37,800	1,611,036
SBI Holdings, Inc. (d)		528	357,359
			27,784,148
Commercial Banks – 2.2%
Banca Intesa Spa		196,020	1,038,458
Banco Bilbao Vizcaya Argentaria SA		60,700	1,083,495
Bank of America Corp.		693,910	32,023,947
China Construction Bank Corp.
(H Shares)		420,000	146,254
Hokuhoku Financial Group, Inc.		91,000	425,266
Kansai Urban Banking Corp.		65,000	337,390
Kookmin Bank		6,180	469,251
Mitsui Trust Holdings, Inc.		25,000	300,242
Mizuho Financial Group, Inc.		170	1,349,561
Nishi Nippon City Bank Ltd.		44,000	262,720
Shinhan Financial Group Co. Ltd.		6,010	244,874
Standard Chartered PLC (United Kingdom)		80,100	1,785,755
Sumitomo Mitsui Financial Group, Inc.		189	2,003,732
Synovus Financial Corp.		65,500	1,769,155
Tokyo Tomin Bank Ltd.		6,200	241,890
Unicredito Italiano Spa		320,000	2,203,666
Wachovia Corp.		184,074	9,730,140

See accompanying notes which are an integral part of the financial statements.
	13		Annual Report

13

VIP Asset Manager Portfolio
Investments - continued

Common Stocks continued
	Shares	Value (Note 1)

FINANCIALS – continued
Commercial Banks – continued
Wells Fargo & Co.	6,100	$ 383,263
Woori Finance Holdings Co. Ltd.	14,230	283,894
		56,082,953
Consumer Finance – 0.3%
Capital One Financial Corp.	19,800	1,710,720
Credit Saison Co. Ltd.	14,000	699,377
MBNA Corp.	68,400	1,857,060
Nissin Co. Ltd.	230,500	564,985
ORIX Corp.	3,600	917,518
SFCG Co. Ltd.	2,100	507,612
UCS Co. Ltd.	2,500	157,966
		6,415,238
Diversified Financial Services – 0.9%
Banca Italease Spa	66,000	1,687,697
Citigroup, Inc.	338,600	16,432,258
Deutsche Boerse AG	6,794	696,209
ING Groep NV (Certificaten Van Aandelen)	47,700	1,660,914
OMX AB (a)(d)	125,600	1,746,970
Singapore Exchange Ltd.	99,000	172,645
		22,396,693
Insurance – 5.5%
ACE Ltd.	178,800	9,555,072
AFLAC, Inc.	19,300	895,906
AMBAC Financial Group, Inc.	87,700	6,758,162
American International Group, Inc.	955,400	65,186,942
Amlin PLC	228,100	975,824
Amlin PLC (RFD) (a)	72,577	293,621
AMP Ltd.	36,300	204,768
AXA SA	32,500	1,050,725
Baloise Holdings AG (Reg.)	8,259	482,404
Benfield Group PLC	357,300	2,214,395
Chaucer Holdings PLC	1,959,700	2,032,667
Hartford Financial Services Group, Inc.	240,700	20,673,723
MBIA, Inc.	89,000	5,354,240
MetLife, Inc.	137,000	6,713,000
Ping An Insurance (Group) Co. of China, Ltd. (H Shares)	125,000	230,537
Prudential PLC	156,700	1,483,718
QBE Insurance Group Ltd.	30,635	440,457
Skandia Foersaekrings AB	175,800	1,053,317
Sompo Japan Insurance, Inc	63,000	852,254
Swiss Reinsurance Co. (Reg.)	39,045	2,858,546
T&D Holdings, Inc.	10,750	712,989
The Chubb Corp.	68,296	6,669,104
Transatlantic Holdings, Inc.	12,900	866,880
		137,559,251
Real Estate 0.2%
British Land Co. PLC	79,800	1,464,467
CapitaLand Ltd.	137,000	283,400

See accompanying notes which are an integral part of the financial statements.
VIP Asset Manager Portfolio	14

	Shares	Value (Note 1)
China Overseas Land & Investment Ltd.	718,000	$ 307,900
Keihanshin Real Estate Co. Ltd.	4,000	37,149
KK daVinci Advisors (a)	52	392,078
Shun Tak Holdings Ltd.	344,000	317,218
Sumitomo Realty & Development Co. Ltd.	41,000	891,947
Toc Co. Ltd.	25,000	172,173
Urban Corp.	5,400	583,487
Wharf Holdings Ltd.	65,000	229,698
		4,679,517
Thrifts & Mortgage Finance – 0.7%
Fannie Mae	298,900	14,589,309
MGIC Investment Corp.	30,700	2,020,674
		16,609,983

TOTAL FINANCIALS		271,527,783

HEALTH CARE 8.3%
Biotechnology – 0.0%
Actelion Ltd. (Reg.) (a)	11,204	926,845
Health Care Equipment & Supplies 0.1%
Axis Shield PLC (a)	83,100	434,905
Cochlear Ltd.	5,500	184,499
Miraca Holdings, Inc.	12,000	261,567
Phonak Holding AG	1,593	68,618
Pihsiang Machinery Manufacturing Co.	36,360	55,714
ResMed, Inc. CHESS Depositary Interests (a)	45,800	176,382
Sysmex Corp.	4,600	175,565
Terumo Corp.	7,700	227,921
		1,585,171
Health Care Providers & Services 3.4%
Cardinal Health, Inc.	1,137,300	78,189,369
Sonic Healthcare Ltd.	24,400	264,900
UnitedHealth Group, Inc.	124,500	7,736,430
		86,190,699
Pharmaceuticals 4.8%
Astellas Pharma, Inc.	13,300	518,892
AstraZeneca PLC sponsored ADR	42,100	2,046,060
Chugai Pharmaceutical Co. Ltd.	9,400	201,705
Eisai Co. Ltd.	6,500	272,889
GlaxoSmithKline PLC	73,900	1,865,236
GlaxoSmithKline PLC sponsored ADR	18,800	949,024
Johnson & Johnson	461,800	27,754,180
Novartis AG:
(Reg.)	57,136	2,998,497
sponsored ADR	9,300	488,064
Pfizer, Inc.	1,348,200	31,440,024
Sanofi Aventis sponsored ADR	33,100	1,453,090
Takeda Pharamaceutical Co. Ltd.	8,500	459,947

See accompanying notes which are an integral part of the financial statements.

15 Annual Report

15

VIP Asset Manager Portfolio
Investments - continued

Common Stocks continued
	Shares	Value (Note 1)

HEALTH CARE continued
Pharmaceuticals – continued
Tong Ren Tang Technologies Co. Ltd.
(H Shares)	65,000	$ 112,334
Wyeth	1,057,800	48,732,846
		119,292,788

TOTAL HEALTH CARE		207,995,503

INDUSTRIALS – 3.8%
Aerospace & Defense – 0.7%
BAE Systems PLC	422,900	2,779,306
Honeywell International, Inc.	145,100	5,404,975
Lockheed Martin Corp.	64,500	4,104,135
United Technologies Corp.	82,300	4,601,393
		16,889,809
Building Products – 0.0%
Daikin Industries Ltd.	9,700	283,830
Commercial Services & Supplies 0.0%
Citiraya Industries Ltd. (a)	181,000	1
Downer EDI Ltd.	87,918	463,054
PMP Ltd. (a)	103,600	117,793
S1 Corp.	3,210	139,551
Taiwan Secom Co.	124,540	191,591
		911,990
Construction & Engineering – 0.1%
Bilfinger Berger AG	11,400	543,884
Chiyoda Corp.	19,000	436,708
Commuture Corp.	23,000	238,378
Doosan Heavy Industries & Construction Co. Ltd.	13,540	510,018
Hyundai Engineering & Construction Co. Ltd. (a)	10,200	457,102
Keangnam Enterprises (a)	11,370	152,917
PYI Corp. Ltd.	1,690,871	320,569
United Group Ltd.	40,582	343,533
		3,003,109
Electrical Equipment 0.0%
Shanghai Electric (Group) Corp.
(H Shares)	666,000	227,622
Sumitomo Electric Industries Ltd.	38,200	580,266
		807,888
Industrial Conglomerates 2.2%
3M Co.	201,400	15,608,500
General Electric Co.	885,300	31,029,765
Hutchison Whampoa Ltd.	40,000	380,982
Keppel Corp. Ltd.	51,000	337,352
Shanghai Industrial Holdings Ltd. Class H	74,000	154,134
Tyco International Ltd.	261,700	7,552,662
		55,063,395
Machinery – 0.5%
Aida Engineering Ltd.	34,000	271,931
See accompanying notes which are an integral part of the financial statements.
VIP Asset Manager Portfolio	16

		Shares	Value (Note 1)
Bradken Ltd.		120,256	$388,141
Ingersoll Rand Co. Ltd. Class A		204,200	8,243,554
Kitz Corp.		35,000	304,567
Kurita Water Industries Ltd.		12,500	238,009
MAN AG		21,000	1,120,727
Metso Corp.		45,600	1,248,100
Nabtesco Corp.		30,000	386,498
Nittoku Engineering Co. Ltd.		13,500	171,748
Sumitomo Heavy Industries Ltd.		41,000	344,260
TSM Tech Co. Ltd.		17,877	255,513
Weichai Power Co. Ltd. (H Shares)		68,000	114,888
			13,087,936
Marine – 0.0%
Alexander & Baldwin, Inc.		5,063	274,617
Road & Rail 0.1%
Burlington Northern Santa Fe Corp.		9,500	672,790
East Japan Railway Co		79	543,395
Hamakyorex Co. Ltd.		17,400	833,807
			2,049,992
Trading Companies & Distributors – 0.1%
Mitsubishi Corp.		38,000	841,186
Mitsui & Co. Ltd.		64,000	822,357
			1,663,543
Transportation Infrastructure – 0.1%
ConnectEast Group unit		462,033	388,068
Kamigumi Co. Ltd.		22,000	195,361
Macquarie Airports unit		82,348	191,488
Macquarie Infrastructure Group unit		236,758	618,279
The Sumitomo Warehouse Co. Ltd.		25,000	215,216
			1,608,412

TOTAL INDUSTRIALS			95,644,521

INFORMATION TECHNOLOGY 7.4%
Communications Equipment – 1.2%
Cisco Systems, Inc. (a)		1,163,500	19,919,120
Comverse Technology, Inc. (a)		57,900	1,539,561
Lightron Fiber Optic Devices, Inc.		11,600	73,687
Motorola, Inc.		31,500	711,585
Nokia Corp. sponsored ADR		357,400	6,540,420
TANDBERG Television ASA (a)		72,800	963,277
			29,747,650
Computers & Peripherals 1.1%
Acer, Inc.		116,600	293,041
Dell, Inc. (a)		366,800	11,000,332
EMC Corp. (a)		138,900	1,891,818
Fujitsu Ltd.		81,000	616,920
GES International Ltd.		287,000	160,504
Hanny Holdings Ltd.		246,312	119,127
International Business Machines Corp.		157,500	12,946,500
NEC Corp.		78,000	485,577
			27,513,819

See accompanying notes which are an integral part of the financial statements.
	17		Annual Report

17

VIP Asset Manager Portfolio
Investments - continued

Common Stocks continued
	Shares	Value (Note 1)

INFORMATION TECHNOLOGY – continued
Electronic Equipment & Instruments – 0.3%
Flextronics International Ltd. (a)	151,800	$ 1,584,792
Hamamatsu Photonics KK	3,200	93,906
Hon Hai Precision Industry Co. Ltd. (Foxconn)	91,149	499,802
Horiba Ltd.	6,000	173,021
Hoya Corp.	12,400	445,918
Jabil Circuit, Inc. (a)	23,200	860,488
KH Vatec Co. Ltd.	6,747	220,324
Kingboard Chemical Holdings Ltd.	135,500	366,988
Kinsus Interconnect Technology Corp.	60,000	207,454
Nidec Corp.	3,700	314,753
Nippon Chemi con Corp.	49,000	302,549
Nippon Electric Glass Co. Ltd.	59,000	1,288,537
Optimax Technology Corp.	62,727	107,200
Phoenix Precision Technology Corp.	118,000	309,140
SFA Engineering Corp.	17,800	448,754
Yageo Corp. (a)	478,000	203,860
Yaskawa Electric Corp. (a)	34,000	343,158
		7,770,644
Internet Software & Services 0.2%
3Soft, Inc. (a)	19,272	246,758
CDNetworks Co. Ltd.	12,600	350,174
Dip Corp. (a)(d)	51	83,050
Index Corp.	208	377,524
livedoor Co. Ltd. (a)	48,572	302,790
NHN Corp. (a)	4,578	1,226,859
Softbank Corp.	23,400	988,355
Telewave, Inc.	33	245,460
Yahoo! Japan Corp	418	634,596
		4,455,566
IT Services 0.1%
Computershare Ltd.	113,300	564,325
First Data Corp.	46,800	2,012,868
		2,577,193
Office Electronics – 0.0%
Konica Minolta Holdings, Inc.	38,000	387,074
Semiconductors & Semiconductor Equipment – 1.5%
Advanced Semiconductor Engineering, Inc.	295,000	270,498
Analog Devices, Inc.	36,800	1,320,016
Applied Materials, Inc.	409,600	7,348,224
ASM Pacific Technology Ltd.	29,500	166,454
Chipbond Technology Corp.	153,760	250,595
Core Logic, Inc.	5,186	231,890
Holtek Semiconductor, Inc.	109,196	154,015
Intel Corp.	644,800	16,094,208
KLA Tencor Corp.	52,000	2,565,160
Lam Research Corp. (a)	78,200	2,790,176
Linear Technology Corp.	21,100	761,077

See accompanying notes which are an integral part of the financial statements.
VIP Asset Manager Portfolio	18

		Shares	Value (Note 1)
MediaTek, Inc.		27,600	$325,383
Novellus Systems, Inc. (a)		49,300	1,189,116
Phoenix PDE Co. Ltd.		55,867	302,209
Samsung Electronics Co. Ltd.		1,800	1,177,370
Solomon Systech Ltd.		598,000	248,728
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR		160,145	1,587,032
Xilinx, Inc.		14,400	363,024
			37,145,175
Software 3.0%
Aplix Corp. (a)		15	185,743
BEA Systems, Inc. (a)		320,900	3,016,460
Intelligent Wave, Inc.		144	585,013
KOEI Co. Ltd.		7,730	214,385
Microsoft Corp.		1,859,492	48,625,716
Oracle Corp. (a)		556,200	6,791,202
SAP AG		5,500	991,540
Springsoft, Inc.		113,362	185,791
Symantec Corp. (a)		787,522	13,781,635
Trend Micro, Inc.		11,500	435,011
			74,812,496

TOTAL INFORMATION TECHNOLOGY			184,409,617

MATERIALS 0.7%
Chemicals 0.6%
BASF AG		49,400	3,778,112
Bayer AG		80,400	3,357,504
Ise Chemical Corp.		35,000	198,889
JSR Corp.		14,700	386,498
Nitto Denko Corp.		8,600	670,319
Praxair, Inc.		64,700	3,426,512
Syngenta AG (Switzerland)		18,435	2,296,079
Teijin Ltd		58,000	368,449
			14,482,362
Containers & Packaging – 0.0%
Vision Grande Group Holdings Ltd.		172,000	110,361
Metals & Mining – 0.1%
BHP Billiton Ltd.		80,800	1,350,168
Hitachi Metals Ltd.		17,000	185,709
Newcrest Mining Ltd.		25,800	459,892
			1,995,769

TOTAL MATERIALS			16,588,492

TELECOMMUNICATION SERVICES 3.3%
Diversified Telecommunication Services – 3.0%
AT&T, Inc.		1,903,900	46,626,511
BellSouth Corp.		362,100	9,812,910
Completel Europe NV (a)		19,556	1,025,606
FASTWEB Spa (a)		40,400	1,847,578
Qwest Communications International, Inc. (a)		1,219,400	6,889,610

See accompanying notes which are an integral part of the financial statements.
	19		Annual Report

19

VIP Asset Manager Portfolio
Investments - continued

Common Stocks continued
		Shares	Value (Note 1)

TELECOMMUNICATION SERVICES continued
Diversified Telecommunication Services – continued
Telefonica SA sponsored ADR		33,560	$ 1,510,871
Verizon Communications, Inc.		195,000	5,873,400
			73,586,486
Wireless Telecommunication Services – 0.3%
Millicom International Cellular SA unit (a)		122,800	3,315,577
Sprint Nextel Corp.		140,501	3,282,103
Vodafone Group PLC		676,600	1,452,658
			8,050,338

TOTAL TELECOMMUNICATION SERVICES			81,636,824

UTILITIES 0.1%
Electric Utilities – 0.1%
E.ON AG		21,400	2,216,184
Gas Utilities 0.0%
Hong Kong & China Gas Co. Ltd.		121,000	258,272
Xinao Gas Holdings Ltd.		254,000	201,466
			459,738

TOTAL UTILITIES			2,675,922

TOTAL COMMON STOCKS
(Cost $1,009,948,134)		1,183,434,008

Preferred Stocks 0.0%

Convertible Preferred Stocks 0.0%

TELECOMMUNICATION SERVICES	0.0%
Diversified Telecommunication Services – 0.0%
Cincinnati Bell, Inc. Series B, 6.75%		7,700	292,985
Nonconvertible Preferred Stocks 0.0%

CONSUMER DISCRETIONARY 0.0%
Automobiles – 0.0%
Porsche AG (non vtg.)		1,110	797,603
TOTAL PREFERRED STOCKS
(Cost $911,684)			1,090,588

Corporate Bonds 4.9%
		Principal
		Amount
Convertible Bonds 0.2%

TELECOMMUNICATION SERVICES 0.2%
Diversified Telecommunication Services – 0.2%
Qwest Communications International, Inc. 3.5% 11/15/25		$ 3,350,000	3,883,655

See accompanying notes which are an integral part of the financial statements.
VIP Asset Manager Portfolio	20

	Principal	Value
	Amount	(Note 1)
Nonconvertible Bonds – 4.7%

CONSUMER DISCRETIONARY 0.5%
Automobiles – 0.1%
Ford Motor Co.:
6.625% 10/1/28	$ 300,000	$ 193,500
7.45% 7/16/31	2,010,000	1,366,800
General Motors Corp. 8.375% 7/15/33	3,290,000	2,171,400
		3,731,700
Media 0.3%
AOL Time Warner, Inc.:
6.875% 5/1/12	215,000	228,863
7.625% 4/15/31	500,000	556,825
Cox Communications, Inc. 7.125% 10/1/12	820,000	878,610
Liberty Media Corp. 8.25% 2/1/30	1,805,000	1,768,640
News America Holdings, Inc. 7.75% 12/1/45	595,000	682,129
News America, Inc. 6.2% 12/15/34	1,155,000	1,147,262
Time Warner Entertainment Co. LP 8.375% 7/15/33	1,000,000	1,181,258
Time Warner, Inc. 6.625% 5/15/29	1,500,000	1,497,893
		7,941,480
Multiline Retail – 0.1%
The May Department Stores Co. 6.7% 7/15/34	1,160,000	1,235,508

TOTAL CONSUMER DISCRETIONARY		12,908,688

CONSUMER STAPLES 0.1%
Beverages 0.0%
FBG Finance Ltd. 5.125% 6/15/15 (e)	795,000	773,467
Food Products – 0.1%
H.J. Heinz Co. 6.428% 12/1/08 (e)(j)	880,000	903,998
Tobacco – 0.0%
Altria Group, Inc. 7% 11/4/13	380,000	415,812

TOTAL CONSUMER STAPLES		2,093,277

ENERGY 0.7%
Energy Equipment & Services – 0.1%
Petronas Capital Ltd. 7% 5/22/12 (e)	1,365,000	1,502,615
Oil, Gas & Consumable Fuels 0.6%
Amerada Hess Corp. 6.65% 8/15/11	285,000	306,247
Duke Capital LLC:
4.37% 3/1/09	3,175,000	3,098,991

See accompanying notes which are an integral part of the financial statements.

21 Annual Report

21

VIP Asset Manager Portfolio
Investments - continued

Corporate Bonds continued
	Principal	Value
	Amount	(Note 1)
Nonconvertible Bonds – continued

ENERGY – continued
Oil, Gas & Consumable Fuels – continued
Duke Capital LLC: – continued
6.75% 2/15/32	$ 100,000	$ 108,825
Empresa Nacional de Petroleo 6.75% 11/15/12 (e)	940,000	1,012,098
EnCana Holdings Finance Corp. 5.8% 5/1/14	525,000	547,241
Enterprise Products Operating LP 5.75% 3/1/35	700,000	643,614
Kinder Morgan Energy Partners LP:
5.125% 11/15/14	400,000	391,206
5.8% 3/15/35	600,000	573,963
Nexen, Inc. 5.875% 3/10/35	1,140,000	1,120,984
Pemex Project Funding Master Trust:
6.125% 8/15/08	2,770,000	2,825,400
6.625% 6/15/35 (e)	1,470,000	1,473,675
7.875% 2/1/09 (j)	3,000,000	3,208,500
		15,310,744

TOTAL ENERGY		16,813,359

FINANCIALS – 1.9%
Capital Markets 0.3%
Goldman Sachs Group, Inc. 6.6% 1/15/12	4,075,000	4,377,320
Lazard Group LLC 7.125% 5/15/15	1,165,000	1,223,355
Merrill Lynch & Co., Inc. 4.25% 2/8/10	1,710,000	1,663,358
Morgan Stanley 6.6% 4/1/12	1,750,000	1,881,019
		9,145,052
Commercial Banks – 0.2%
Bank of America Corp. 7.4% 1/15/11	1,165,000	1,283,275
Korea Development Bank 3.875% 3/2/09	2,000,000	1,935,078
Wachovia Bank NA 4.875% 2/1/15	580,000	565,626
Wachovia Corp. 4.875% 2/15/14	735,000	719,315
		4,503,294
Consumer Finance – 0.3%
Capital One Financial Corp.:
4.8% 2/21/12	400,000	388,086
5.5% 6/1/15	1,500,000	1,491,224
Ford Motor Credit Co. 7.375% 2/1/11	1,250,000	1,095,648
Household Finance Corp. 4.125% 11/16/09	1,300,000	1,255,136
Household International, Inc. 5.836% 2/15/08	1,225,000	1,245,296

See accompanying notes which are an integral part of the financial statements.
VIP Asset Manager Portfolio	22

	Principal	Value
	Amount	(Note 1)
MBNA America Bank NA 7.125% 11/15/12	$ 750,000	$ 838,427
MBNA Corp. 7.5% 3/15/12	535,000	602,588
		6,916,405
Diversified Financial Services – 0.2%
JPMorgan Chase Capital XVII 5.85% 8/1/35	3,495,000	3,457,963
Prime Property Funding, Inc. 5.125% 6/1/15 (e)	935,000	904,142
		4,362,105
Insurance – 0.1%
Axis Capital Holdings Ltd. 5.75% 12/1/14	1,500,000	1,500,321
Marsh & McLennan Companies, Inc. 5.75% 9/15/15	660,000	665,303
Principal Life Global Funding I 6.25% 2/15/12 (e)	850,000	902,889
		3,068,513
Real Estate 0.6%
Archstone Smith Operating Trust 5.25% 5/1/15	1,350,000	1,331,328
CarrAmerica Realty Corp.:
5.125% 9/1/11	1,980,000	1,940,709
5.5% 12/15/10	825,000	823,744
Colonial Properties Trust 5.5% 10/1/15	1,700,000	1,657,022
Developers Diversified Realty Corp.:
5% 5/3/10	675,000	665,057
5.25% 4/15/11	395,000	391,018
EOP Operating LP 4.65% 10/1/10	3,340,000	3,236,163
Regency Centers LP 6.75% 1/15/12	1,990,000	2,127,049
Simon Property Group LP:
5.1% 6/15/15	915,000	884,947
5.625% 8/15/14	1,325,000	1,334,013
		14,391,050
Thrifts & Mortgage Finance – 0.2%
Countrywide Home Loans, Inc. 4% 3/22/11	935,000	879,777
Independence Community Bank Corp. 3.75% 4/1/14 (j)	1,120,000	1,072,832
Residential Capital Corp. 6.375% 6/30/10	1,210,000	1,229,499
Washington Mutual, Inc. 4.625% 4/1/14	1,500,000	1,410,540
		4,592,648

TOTAL FINANCIALS		46,979,067

INDUSTRIALS – 0.3%
Aerospace & Defense – 0.1%
BAE Systems Holdings, Inc. 4.75% 8/15/10 (e)	980,000	962,451

See accompanying notes which are an integral part of the financial statements.

23 Annual Report

23

VIP Asset Manager Portfolio
Investments - continued

Corporate Bonds continued
	Principal	Value
	Amount	(Note 1)
Nonconvertible Bonds – continued

INDUSTRIALS – continued
Aerospace & Defense – continued
Bombardier, Inc.:
6.3% 5/1/14 (e)	$ 1,030,000	$ 901,250
7.45% 5/1/34 (e)	420,000	354,900
		2,218,601
Airlines – 0.1%
American Airlines, Inc. pass thru trust certificates:
6.855% 10/15/10	109,643	111,547
6.978% 10/1/12	232,816	240,022
7.024% 4/15/11	610,000	625,427
7.858% 4/1/13	975,000	1,028,002
Continental Airlines, Inc. pass thru trust certificates 6.795% 2/2/20	805,440	724,896
Delta Air Lines, Inc. pass thru trust certificates 7.57% 11/18/10	840,000	827,647
		3,557,541
Industrial Conglomerates 0.1%
Hutchison Whampoa International 03/13 Ltd. 6.5% 2/13/13 (e)	390,000	412,985
Hutchison Whampoa International 03/33 Ltd. 7.45% 11/24/33 (e)	800,000	924,030
		1,337,015

TOTAL INDUSTRIALS		7,113,157

INFORMATION TECHNOLOGY 0.1%
Semiconductors & Semiconductor Equipment – 0.1%
Chartered Semiconductor Manufacturing Ltd. 6.375% 8/3/15	1,350,000	1,342,189

MATERIALS 0.0%
Metals & Mining – 0.0%
Newmont Mining Corp. 5.875% 4/1/35	830,000	819,062
Paper & Forest Products 0.0%
International Paper Co. 4.25% 1/15/09	480,000	465,852

TOTAL MATERIALS		1,284,914

TELECOMMUNICATION SERVICES 0.5%
Diversified Telecommunication Services – 0.5%
AT&T Broadband Corp. 8.375% 3/15/13	500,000	578,739
BellSouth Capital Funding Corp. 7.875% 2/15/30	765,000	923,520
BellSouth Corp. 5.2% 9/15/14	430,000	427,710
British Telecommunications PLC 8.875% 12/15/30	1,500,000	2,006,913

See accompanying notes which are an integral part of the financial statements.
VIP Asset Manager Portfolio	24

	Principal	Value
	Amount	(Note 1)
SBC Communications, Inc.:
6.15% 9/15/34	$ 1,000,000	$ 1,004,462
6.45% 6/15/34	555,000	577,519
Sprint Capital Corp.:
6.875% 11/15/28	1,245,000	1,360,399
8.375% 3/15/12	730,000	846,043
Telecom Italia Capital:
4.95% 9/30/14	705,000	673,337
5.25% 11/15/13	1,700,000	1,668,166
Verizon Global Funding Corp.:
5.85% 9/15/35	1,390,000	1,339,504
7.75% 12/1/30	720,000	855,833
Verizon New York, Inc. 6.875% 4/1/12	300,000	312,729
		12,574,874
Wireless Telecommunication Services – 0.0%
America Movil SA de CV 4.125% 3/1/09	450,000	437,400
AT&T Wireless Services, Inc. 7.875% 3/1/11	400,000	448,822
		886,222

TOTAL TELECOMMUNICATION SERVICES		13,461,096

UTILITIES 0.6%
Electric Utilities – 0.3%
Cleveland Electric Illuminating Co. 5.65% 12/15/13	1,205,000	1,228,417
Exelon Corp.:
4.9% 6/15/15	1,460,000	1,393,399
5.625% 6/15/35	155,000	146,069
6.75% 5/1/11	835,000	888,959
FirstEnergy Corp. 6.45% 11/15/11	760,000	805,598
Progress Energy, Inc. 7.1% 3/1/11	2,000,000	2,157,840
TXU Energy Co. LLC 7% 3/15/13	2,295,000	2,445,699
		9,065,981
Independent Power Producers & Energy Traders 0.1%
Constellation Energy Group, Inc. 7% 4/1/12	1,560,000	1,702,091
Multi-Utilities – 0.2%
Dominion Resources, Inc.:
4.75% 12/15/10	1,000,000	977,295
5.95% 6/15/35	2,230,000	2,176,674

See accompanying notes which are an integral part of the financial statements.

25 Annual Report

25

VIP Asset Manager Portfolio
Investments - continued

Corporate Bonds continued
	Principal	Value
	Amount	(Note 1)
Nonconvertible Bonds – continued

UTILITIES – continued
Multi-Utilities – continued
Dominion Resources, Inc.: - continued
6.25% 6/30/12	$ 540,000	$ 564,952
MidAmerican Energy Holdings, Inc. 5.875% 10/1/12	1,235,000	1,274,968
		4,993,889

TOTAL UTILITIES		15,761,961

TOTAL NONCONVERTIBLE BONDS		117,757,708

TOTAL CORPORATE BONDS
(Cost $122,270,134)		121,641,363

U.S. Government and Government Agency Obligations 7.1%

U.S. Government Agency Obligations – 2.1%
Fannie Mae:
2.5% 6/15/06	4,570,000	4,527,476
3.25% 1/15/08	2,661,000	2,585,010
3.25% 8/15/08	600,000	578,471
3.25% 2/15/09	1,800,000	1,724,062
3.375% 12/15/08	205,000	197,582
4.625% 5/1/13	7,000,000	6,798,351
4.75% 12/15/10	9,400,000	9,400,103
5.5% 3/15/11	1,975,000	2,041,453
6.25% 2/1/11	3,505,000	3,701,666
Freddie Mac:
4% 6/12/13	11,318,000	10,699,924
5.875% 3/21/11	7,760,000	8,086,223
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series
1996 A, 7.63% 8/1/14	2,810,000	2,812,793

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		53,153,114
U.S. Treasury Inflation Protected Obligations – 1.5%
U.S. Treasury Inflation Indexed Bonds 2.375% 1/15/25	6,340,260	6,673,260
U.S. Treasury Inflation Indexed Notes:
0.875% 4/15/10	6,308,520	5,999,100
2% 1/15/14	24,255,000	24,120,675

TOTAL U.S. TREASURY INFLATION PROTECTED
OBLIGATIONS		36,793,035

See accompanying notes which are an integral part of the financial statements.
VIP Asset Manager Portfolio	26

	Principal	Value
	Amount	(Note 1)
U.S. Treasury Obligations – 3.5%
U.S. Treasury Bills, yield at date of purchase 3.67% to 3.98% 1/12/06 to 3/9/06 (g)	$ 7,000,000	$ 6,965,936
U.S. Treasury Bonds 6.25% 5/15/30	15,190,000	18,865,266
U.S. Treasury Notes:
4.375% 12/15/10	1,630,000	1,631,273
4.75% 5/15/14	31,300,000	32,061,717
6.5% 2/15/10	25,000,000	26,967,775

TOTAL U.S. TREASURY OBLIGATIONS		86,491,967

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $176,485,402)		176,438,116

U.S. Government Agency Mortgage
Securities 8.0%

Fannie Mae – 7.4%
3.477% 4/1/34 (j)	225,686	224,278
3.726% 1/1/35 (j)	155,932	153,678
3.752% 10/1/33 (j)	105,534	103,091
3.76% 12/1/34 (j)	113,379	111,804
3.787% 12/1/34 (j)	17,206	16,978
3.793% 6/1/34 (j)	460,853	444,165
3.82% 6/1/33 (j)	82,539	81,089
3.83% 1/1/35 (j)	95,657	94,453
3.847% 1/1/35 (j)	287,488	283,799
3.869% 1/1/35 (j)	167,208	166,868
3.889% 12/1/34 (j)	100,545	100,430
3.906% 10/1/34 (j)	124,712	123,319
3.952% 5/1/34 (j)	43,108	43,754
3.964% 1/1/35 (j)	132,048	130,872
3.968% 5/1/33 (j)	29,870	29,471
3.983% 12/1/34 (j)	673,821	671,544
3.984% 12/1/34 (j)	121,609	120,888
3.991% 12/1/34 (j)	96,762	96,180
3.993% 1/1/35 (j)	75,108	74,569
4% 6/1/19	3,078,406	2,943,076
4.002% 2/1/35 (j)	81,380	80,641
4.023% 12/1/34 (j)	55,220	54,798
4.029% 2/1/35 (j)	79,229	78,433
4.034% 10/1/18 (j)	104,200	102,268
4.037% 1/1/35 (j)	41,017	40,756
4.057% 1/1/35 (j)	76,527	75,646
4.064% 4/1/33 (j)	33,850	33,611
4.066% 12/1/34 (j)	184,342	183,379
4.079% 1/1/35 (j)	180,502	179,156
4.095% 2/1/35 (j)	58,879	58,467
4.099% 2/1/35 (j)	155,206	153,828
4.101% 2/1/35 (j)	59,255	58,737
4.105% 2/1/35 (j)	324,192	321,685

See accompanying notes which are an integral part of the financial statements.

27 Annual Report

27

VIP Asset Manager Portfolio
Investments - continued

U.S. Government Agency Mortgage
Securities continued
	Principal	Value
	Amount	(Note 1)
Fannie Mae – continued
4.111% 1/1/35 (j)	$ 181,483	$ 179,664
4.12% 11/1/34 (j)	155,976	154,720
4.122% 1/1/35 (j)	332,039	329,036
4.123% 1/1/35 (j)	185,378	184,810
4.126% 2/1/35 (j)	213,717	213,143
4.144% 1/1/35 (j)	274,707	274,969
4.161% 2/1/35 (j)	160,146	158,687
4.176% 11/1/34 (j)	44,993	44,657
4.176% 1/1/35 (j)	336,611	334,033
4.176% 1/1/35 (j)	152,940	151,673
4.185% 1/1/35 (j)	215,937	211,876
4.205% 3/1/34 (j)	99,883	98,441
4.214% 10/1/34 (j)	261,934	261,848
4.25% 2/1/35 (j)	111,458	109,143
4.278% 2/1/35 (j)	53,985	53,458
4.288% 8/1/33 (j)	211,435	209,015
4.291% 1/1/35 (j)	102,720	101,494
4.292% 3/1/33 (j)	140,078	139,094
4.298% 7/1/34 (j)	74,515	74,776
4.299% 3/1/35 (j)	105,764	104,950
4.308% 5/1/35 (j)	148,032	146,338
4.313% 3/1/33 (j)	58,483	57,390
4.327% 12/1/34 (j)	63,891	63,791
4.33% 10/1/33 (j)	53,343	52,793
4.332% 1/1/35 (j)	131,857	130,020
4.342% 6/1/33 (j)	63,604	62,803
4.348% 1/1/35 (j)	112,287	110,318
4.367% 2/1/34 (j)	244,490	240,829
4.374% 4/1/35 (j)	60,773	59,927
4.394% 2/1/35 (j)	149,519	146,842
4.409% 5/1/35 (j)	310,159	306,735
4.442% 10/1/34 (j)	523,012	523,212
4.445% 3/1/35 (j)	136,020	133,867
4.447% 4/1/34 (j)	159,222	158,477
4.467% 8/1/34 (j)	319,947	316,270
4.48% 1/1/35 (j)	157,157	156,449
4.481% 5/1/35 (j)	84,201	83,024
4.497% 3/1/35 (j)	320,073	314,888
4.5% 4/1/19 to 10/1/33	28,427,830	27,227,004
4.5% 1/1/21 (f)	11,399,398	11,089,477
4.52% 8/1/34 (j)	666,816	670,996
4.522% 3/1/35 (j)	298,534	294,247
4.545% 2/1/35 (j)	702,808	699,276
4.545% 7/1/35 (j)	379,765	376,957
4.55% 2/1/35 (j)	110,271	109,333
4.559% 1/1/35 (j)	241,227	240,304
4.56% 2/1/35 (j)	64,794	64,457
4.571% 9/1/34 (j)	464,849	461,088
4.584% 2/1/35 (j)	985,702	974,108
4.607% 8/1/34 (j)	164,690	163,639
4.607% 2/1/35 (j)	317,960	314,518

See accompanying notes which are an integral part of the financial statements.
VIP Asset Manager Portfolio	28

		Principal	Value
		Amount	(Note 1)
4.627% 1/1/33 (j)		$ 77,338	$ 76,661
4.629% 9/1/34 (j)		37,589	37,341
4.642% 11/1/34 (j)		337,533	335,183
4.653% 3/1/35 (j)		59,282	59,254
4.674% 11/1/34 (j)		368,727	365,995
4.695% 3/1/35 (j)		861,580	858,472
4.703% 2/1/33 (j)		23,743	23,713
4.71% 10/1/32 (j)		29,993	29,970
4.722% 3/1/35 (j)		167,671	166,230
4.729% 7/1/34 (j)		303,739	301,579
4.732% 10/1/32 (j)		30,271	30,249
4.803% 12/1/34 (j)		279,013	278,249
4.815% 5/1/33 (j)		10,674	10,665
4.816% 12/1/32 (j)		152,862	152,813
4.83% 1/1/35 (j)		16,952	17,091
4.832% 8/1/34 (j)		127,254	126,215
4.838% 12/1/34 (j)		115,698	115,396
4.904% 12/1/32 (j)		14,192	14,236
4.984% 11/1/32 (j)		86,678	87,256
5% 2/1/18 to 6/1/34		13,401,850	13,253,607
5% 1/1/36 (f)		12,462,807	12,077,239
5.029% 2/1/35 (j)		61,740	61,973
5.05% 7/1/34 (j)		72,056	72,256
5.067% 11/1/34 (j)		28,657	28,705
5.111% 5/1/35 (j)		728,743	732,711
5.199% 6/1/35 (j)		531,747	534,025
5.222% 8/1/33 (j)		172,554	171,992
5.333% 7/1/35 (j)		76,017	76,162
5.5% 12/1/18 to 10/1/34		57,122,643	56,720,746
6% 6/1/13 to 1/1/34		18,503,490	18,797,711
6.5% 6/1/11 to 9/1/32		15,397,374	15,841,928
7% 3/1/15 to 2/1/32		4,397,601	4,599,693
7.5% 7/1/16 to 11/1/31		1,872,379	1,964,589
8% 1/1/30 to 6/1/30		157,716	168,472

TOTAL FANNIE MAE			184,762,952
Freddie Mac 0.3%
4.056% 12/1/34 (j)		108,099	106,928
4.103% 12/1/34 (j)		166,632	164,336
4.188% 1/1/35 (j)		504,967	498,347
4.269% 3/1/35 (j)		140,555	139,427
4.3% 5/1/35 (j)		251,681	249,547
4.307% 12/1/34 (j)		169,234	166,197
4.364% 3/1/35 (j)		230,136	225,677
4.375% 2/1/35 (j)		314,453	312,623
4.39% 2/1/35 (j)		303,107	300,266
4.445% 3/1/35 (j)		142,766	140,100
4.447% 2/1/34 (j)		156,566	154,657
4.468% 6/1/35 (j)		177,212	174,820
4.489% 3/1/35 (j)		158,217	155,479
4.49% 3/1/35 (j)		1,021,493	1,007,687
4.552% 2/1/35 (j)		238,520	235,401

See accompanying notes which are an integral part of the financial statements.
	29		Annual Report

29

VIP Asset Manager Portfolio
Investments - continued

U.S. Government Agency Mortgage
Securities continued
	Principal	Value
	Amount	(Note 1)
Freddie Mac – continued
4.807% 10/1/32 (j)	$ 20,020	$20,001
5.017% 4/1/35 (j)	823,929	822,797
5.285% 8/1/33 (j)	66,885	67,692
5.375% 3/1/33 (j)	61,095	60,820
5.662% 4/1/32 (j)	39,173	39,703
6% 5/1/33	1,308,574	1,325,572
7.5% 5/1/17 to 11/1/31	501,271	526,735
8% 7/1/17 to 5/1/27	56,414	60,326

TOTAL FREDDIE MAC		6,955,138
Government National Mortgage Association – 0.3%
6% 12/15/08 to 6/15/09	269,982	275,731
6.5% 6/15/08 to 8/15/27	3,888,589	4,048,220
7% 7/15/28 to 7/15/32	2,106,973	2,213,211
7.5% 9/15/22 to 12/15/27	1,374,810	1,450,785
8% 5/15/25 to 1/15/31	330,178	353,481
8.5% 12/15/16 to 3/15/30	91,673	98,906

TOTAL GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION		8,440,334

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $201,094,443)		200,158,424

Asset Backed Securities 0.9%

ACE Securities Corp.:
Series 2004 HE1:
Class M1, 4.8788% 2/25/34 (j)	250,000	250,527
Class M2, 5.4788% 2/25/34 (j)	300,000	301,993
Series 2005 SD1 Class A1, 4.7788% 11/25/50 (j)	224,184	224,454
Aesop Funding II LLC Series 2005 1A Class A1, 3.95% 4/20/08 (e)	1,000,000	978,571
Ameriquest Mortgage Securities, Inc. Series 2004 R2:
Class M1, 4.8088% 4/25/34 (j)	145,000	144,999
Class M2, 4.8588% 4/25/34 (j)	125,000	124,999
Amortizing Residential Collateral Trust Series 2002 BC1 Class M2, 5.4788% 1/25/32 (j)	80,927	81,251
ARG Funding Corp. Series 2005 1A Class A1, 4.02% 4/20/09 (e)	1,300,000	1,273,449
Argent Securities, Inc. Series 2004 W5 Class M1, 4.9788% 4/25/34 (j) .	475,000	475,568

See accompanying notes which are an integral part of the financial statements.
VIP Asset Manager Portfolio	30

	Principal	Value
	Amount	(Note 1)
Asset Backed Securities Corp. Home Equity Loan Trust Series 2004 HE3:
Class M1, 4.9188% 6/25/34 (j)	$ 175,000	$ 175,882
Class M2, 5.4988% 6/25/34 (j)	400,000	404,584
Capital One Multi Asset Execution Trust:
Series 2003 B4 Class B4, 5.1694% 7/15/11 (j)	780,000	791,147
Series 2004 6 Class B, 4.15% 7/16/12	1,295,000	1,259,509
CDC Mortgage Capital Trust Series 2004 HE2 Class M2, 5.5788% 7/26/34 (j)	265,000	267,138
Cendant Timeshare Receivables Funding LLC Series 2005 1A Class A1, 4.67% 5/20/17 (e)	500,500	495,344
Citibank Credit Card Issuance Trust Series 2002 C1 Class C1, 5.2806% 2/9/09 (j)	1,750,000	1,764,411
Countrywide Home Loans, Inc.:
Series 2004 2 Class M1, 4.8788% 5/25/34 (j)	890,000	891,633
Series 2004 3 Class M1, 4.8788% 6/25/34 (j)	175,000	175,348
Series 2004 4:
Class A, 4.7488% 8/25/34 (j)	202,968	203,164
Class M1, 4.8588% 7/25/34 (j)	450,000	451,416
Class M2, 4.9088% 6/25/34 (j)	525,000	525,655
Series 2005 1:
Class MV1, 4.7788% 7/25/35 (j)	350,000	349,996
Class MV2, 4.8188% 7/25/35 (j)	420,000	419,864
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc. Series 2005 1A:
Class B, 4.878% 6/15/35 (e)	569,000	554,138
Class C, 5.074% 6/15/35 (e)	516,000	503,736
Discover Card Master Trust I Series 2003 4 Class B1, 4.6994% 5/16/11 (j)	1,015,000	1,020,819
First Franklin Mortgage Loan Trust Series 2004 FF2:
Class M3, 4.9288% 3/25/34 (j)	50,000	50,086
Class M4, 5.2788% 3/25/34 (j)	25,000	25,219
Fremont Home Loan Trust:
Series 2004 A:
Class M1, 4.9288% 1/25/34 (j)	550,000	551,700
Class M2, 5.5288% 1/25/34 (j)	625,000	632,546
Series 2005 A:
Class M1, 4.8088% 1/25/35 (j)	200,000	200,672

See accompanying notes which are an integral part of the financial statements.

31 Annual Report

31

VIP Asset Manager Portfolio
Investments - continued

Asset Backed Securities continued
	Principal	Value
	Amount	(Note 1)
Fremont Home Loan Trust: - continued
Class M2, 4.8388% 1/25/35 (j)	$ 275,000	$ 275,269
Class M3, 4.8688% 1/25/35 (j)	150,000	150,372
Class M4, 5.0588% 1/25/35 (j)	100,000	100,666
GSAMP Trust Series 2004 FM2:
Class M1, 4.8788% 1/25/34 (j)	500,000	499,995
Class M2, 5.4788% 1/25/34 (j)	200,000	199,998
Class M3, 5.6788% 1/25/34 (j)	200,000	199,998
HSBC Home Equity Loan Trust Series 2005 2:
Class M1, 4.83% 1/20/35 (j)	268,173	268,198
Class M2, 4.86% 1/20/35 (j)	202,101	202,164
Long Beach Mortgage Loan Trust Series 2004 2:
Class M1, 4.9088% 6/25/34 (j)	500,000	501,082
Class M2, 5.4588% 6/25/34 (j)	160,000	161,624
Meritage Mortgage Loan Trust Series 2004 1:
Class M1, 4.8788% 7/25/34 (j)	250,000	249,998
Class M2, 4.9288% 7/25/34 (j)	50,000	50,000
Class M3, 5.3288% 7/25/34 (j)	100,000	99,999
Class M4, 5.4788% 7/25/34 (j)	75,000	75,157
Morgan Stanley ABS Capital I, Inc.:
Series 2003 NC5 Class M2, 6.3788% 4/25/33 (j)	325,000	327,451
Series 2004 NC2 Class M1, 4.9288% 12/25/33 (j)	290,000	291,181
Morgan Stanley Dean Witter Capital I Trust Series 2003 NC1 Class M1, 5.4288% 11/25/32 (j)	285,468	287,062
National Collegiate Student Loan Trust Series 2005 GT1 Class AIO, 6.75% 12/25/09 (l)	450,000	107,332
Onyx Acceptance Owner Trust Series 2005 A Class A3, 3.69% 5/15/09	450,000	444,125
Park Place Securities, Inc. Series 2005 WCH1 Class M2, 4.8988% 1/25/35 (j)	475,000	475,513
Saxon Asset Securities Trust Series 2004 1 Class M1, 4.9088% 3/25/35 (j)	495,000	495,601
Specialty Underwriting & Residential Finance Series 2003 BC4 Class M1, 4.9788% 11/25/34 (j)	200,000	201,005

See accompanying notes which are an integral part of the financial statements.
VIP Asset Manager Portfolio	32

	Principal	Value
	Amount	(Note 1)
Structured Asset Securities Corp. Series 2004 GEL1 Class A, 4.7388% 2/25/34 (j)	$ 86,360	$86,360
Volkswagen Auto Lease Trust Series 2005 A Class A4, 3.94% 10/20/10 .	1,835,000	1,806,744
TOTAL ASSET BACKED SECURITIES
(Cost $23,235,129)		23,126,712

Collateralized Mortgage Obligations 1.1%

Private Sponsor 0.7%
Adjustable Rate Mortgage Trust floater:
Series 2005 1 Class 5A2, 4.7088% 5/25/35 (j)	509,986	508,255
Series 2005 2 Class 6A2, 4.6588% 6/25/35 (j)	222,236	222,296
Series 2005 3 Class 8A2, 4.6188% 7/25/35 (j)	1,251,518	1,250,267
Bear Stearns Alt A Trust floater Series 2005 1 Class A1, 4.6588% 1/25/35 (j)	908,143	908,143
CS First Boston Mortgage Securities Corp. floater:
Series 2004 AR3 Class 6A2, 4.7488% 4/25/34 (j)	188,003	188,234
Series 2004 AR5 Class 11A2, 4.7488% 6/25/34 (j)	263,632	263,135
Impac CMB Trust floater:
Series 2005 1:
Class M1, 4.8388% 4/25/35 (j)	305,307	305,175
Class M2, 4.8788% 4/25/35 (j)	549,553	549,359
Series 2005 2 Class 1A2, 4.6888% 4/25/35 (j)	1,031,568	1,030,762
Lehman Structured Securities Corp. floater Series 2005 1 Class A2, 4.59% 9/26/45 (e)(j)	1,145,114	1,145,114
Master Alternative Loan Trust Series 2004 3 Class 3A1, 6% 4/25/34	169,266	169,001
Merrill Lynch Mortgage Investors, Inc. floater:
Series 2005 A Class A2, 4.9338% 2/25/30 (j)	964,828	963,860
Series 2005 B Class A2, 4.79% 7/25/30 (j)	965,639	965,006
Opteum Mortgage Acceptance Corp. floater Series 2005 3
Class APT, 4.6688% 7/25/35 (j)	640,902	641,277
Residential Asset Mortgage Products, Inc. sequential pay Series 2004 SL2 Class A1, 6.5% 10/25/16	147,067	149,688
Sequoia Mortgage Trust floater:
Series 2005 1 Class A2, 4.1% 2/20/35 (j)	666,896	664,365

See accompanying notes which are an integral part of the financial statements.

33 Annual Report

33

VIP Asset Manager Portfolio
Investments - continued

Collateralized Mortgage Obligations continued
	Principal	Value
	Amount	(Note 1)
Private Sponsor – continued
Sequoia Mortgage Trust floater: - continued
Series 2005 2 Class A2, 4.29% 3/20/35 (j)	$ 758,653	$ 758,653
Thornburg Mortgage Securities Trust floater Series 2005 3
Class A4, 4.6488% 10/25/35 (j)	1,149,294	1,149,294
Wells Fargo Mortgage Backed Securities Trust:
Series 2005 AR10 Class 2A2, 4.1101% 6/25/35 (j)	1,463,412	1,436,608
Series 2005 AR12 Class 2A6, 4.3214% 7/25/35 (j)	1,568,026	1,534,561
Series 2005 AR4 Class 2A2, 4.5345% 4/25/35 (j)	1,195,101	1,171,363
Series 2005 AR9 Class 2A1, 4.3624% 5/25/35 (j)	645,637	637,214

TOTAL PRIVATE SPONSOR		16,611,630
U.S. Government Agency – 0.4%
Fannie Mae planned amortization class:
Series 1999 54 Class PH, 6.5% 11/18/29	3,300,000	3,426,132
Series 1999 57 Class PH, 6.5% 12/25/29	2,600,000	2,686,547
Fannie Mae Grantor Trust Series 2005 90 Class FG, 4.6288% 10/25/35 (j)	3,006,137	2,998,881
Fannie Mae guaranteed REMIC pass thru certificates planned amortization class Series 2004 81 Class KC, 4.5%
4/25/17	2,390,000	2,337,954

TOTAL U.S. GOVERNMENT AGENCY		11,449,514

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $27,430,700)		28,061,144

Commercial Mortgage Securities 1.5%

Bayview Commercial Asset Trust floater:
Series 2004 1:
Class A, 4.7388% 4/25/34 (e)(j)	686,574	686,897
Class B, 6.2788% 4/25/34 (e)(j)	76,286	77,159
Class M1, 4.9388% 4/25/34 (e)(j)	76,286	76,620
Class M2, 5.5788% 4/25/34 (e)(j)	76,286	77,180

See accompanying notes which are an integral part of the financial statements.
VIP Asset Manager Portfolio	34

	Principal	Value
	Amount	(Note 1)
Series 2004 3:
Class A1, 4.7488% 1/25/35 (e)(j)	$ 724,634	$ 725,424
Class A2, 4.7988% 1/25/35 (e)(j)	90,579	90,608
Class M1, 4.8788% 1/25/35 (e)(j)	135,869	136,053
Class M2, 5.3788% 1/25/35 (e)(j)	90,579	91,118
COMM:
floater Series 2002 FL7 Class D, 4.9394% 11/15/14 (e)(j)	67,429	67,630
Series 2004 LBN2 Class X2, 1.1989% 3/10/39 (e)(j)(l)	1,931,490	65,372
CS First Boston Mortgage Securities Corp.:
sequential pay:
Series 1999 C1 Class A2, 7.29% 9/15/41	1,500,000	1,596,007
Series 2004 C1 Class A3, 4.321% 1/15/37	615,000	592,879
Series 1998 C1 Class D, 7.17% 5/17/40	580,000	627,585
Series 2004 C1 Class ASP, 1.1065% 1/15/37 (e)(j)(l)	9,482,020	307,806
Deutsche Mortgage & Asset Receiving Corp. sequential pay Series 1998 C1 Class D, 7.231% 6/15/31	3,550,000	3,712,137
Equitable Life Assurance Society of the United States Series 174:
Class B1, 7.33% 5/15/06 (e)	3,500,000	3,528,082
Class C1, 7.52% 5/15/06 (e)	2,300,000	2,318,984
Class D1, 7.77% 5/15/06 (e)	2,200,000	2,214,917
Fannie Mae sequential pay Series 1999 10 Class MZ, 6.5% 9/17/38	1,430,938	1,476,584
GS Mortgage Securities Corp. II:
sequential pay Series 2001 LIBA Class A2, 6.615% 2/14/16 (e)	840,000	898,519
Series 1998 GLII Class E, 7.1906% 4/13/31 (j)	1,205,000	1,248,816
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002 1A:
Class B, 4.13% 11/20/37 (e)	1,050,000	977,872
Class C, 4.13% 11/20/37 (e)	1,050,000	947,189
Morgan Stanley Capital I, Inc.:
sequential pay Series 2004 HQ3 Class A2, 4.05% 1/13/41	630,000	607,185
Series 2005 IQ9 Class X2, 1.203% 7/15/56 (e)(j)(l)	7,680,000	354,481
Thirteen Affiliates of General Growth Properties, Inc.:
sequential pay Series 1 Class A2, 6.602% 11/15/07 (e)	4,200,000	4,316,922

See accompanying notes which are an integral part of the financial statements.

35 Annual Report

35

VIP Asset Manager Portfolio
Investments - continued

Commercial Mortgage Securities continued
	Principal	Value
	Amount	(Note 1)
Thirteen Affiliates of General Growth Properties, Inc.: continued
Series 1:
Class D2, 6.992% 11/15/07 (e)	$ 4,120,000	$ 4,238,528
Class E2, 7.224% 11/15/07 (e)	2,450,000	2,536,773
Wachovia Bank Commercial Mortgage Trust sequential pay:
Series 2003 C6 Class A2, 4.498% 8/15/35	1,015,000	996,730
Series 2003 C7 Class A1, 4.241% 10/15/35 (e)	1,372,416	1,336,683
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $36,440,954)		36,928,740

Foreign Government and Government Agency Obligations 0.2%

Israeli State 4.625% 6/15/13	230,000	221,806
United Mexican States:
5.875% 1/15/14	185,000	191,475
6.75% 9/27/34	795,000	869,531
7.5% 4/8/33	2,350,000	2,782,400
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $3,447,617)		4,065,212

Fixed Income Funds 11.3%
	Shares
Fidelity Floating Rate Central Investment Portfolio (k)	464,992	46,624,748
Fidelity High Income Central Investment Portfolio 1 (k)	1,496,200	144,892,045
Fidelity Ultra Short Central Fund (k)	924,696	91,970,264
TOTAL FIXED-INCOME FUNDS
(Cost $278,270,852)		283,487,057

Money Market Funds 18.3%
	Shares	Value (Note 1)

Fidelity Cash Central Fund, 4.28% (b)	331,414,915	$ 331,414,915
Fidelity Money Market Central Fund, 4.35% (b)	123,860,162	123,860,162
Fidelity Securities Lending Cash Central Fund, 4.35% (b)(c)	1,004,333	1,004,333
TOTAL MONEY MARKET FUNDS
(Cost $456,279,410)		456,279,410

TOTAL INVESTMENT PORTFOLIO 100.7%
(Cost $2,335,814,459)	2,514,710,774

NET OTHER ASSETS (0.7)%		(17,320,401)
NET ASSETS 100%	$ 2,497,390,373

See accompanying notes which are an integral part of the financial statements.
VIP Asset Manager Portfolio	36

Futures Contracts
		Underlying Face	Unrealized
	Expiration	Amount at	Appreciation/
	Date	Value	(Depreciation)
Purchased
Equity Index Contracts
422 S&P 500 Index Contracts	March 2006	$132,381,400	$ (1,336,685)
TOTAL EQUITY INDEX CONTRACTS		$132,381,400	$ (1,336,685)

The face value of futures purchased as a percentage of net assets - 5.3%

See accompanying notes which are an integral part of the financial statements.

37 Annual Report

37

VIP Asset Manager Portfolio
Investments - continued

Swap Agreements
	Expiration	Notional	Value
	Date	Amount

Credit Default Swaps
Receive quarterly a fixed rate of .4% multiplied by the notional amount and pay to Merrill Lynch, Inc., upon each default event of one of the issues of Dow Jones CDX N.A. Investment Grade 4, par value of the
proportional notional amount (i)	June 2010	$10,000,000	$ (39,700)
Receive quarterly a fixed rate of .5% multiplied by the notional amount and pay to Merrill Lynch, Inc., upon each default event of one of the issues of Dow Jones CDX N.A. Investment Grade 3, par value of the
proportional notional amount (h)	March 2010	3,472,000	11,041
Receive quarterly a fixed rate of .65% multiplied by the notional amount and pay to Merrill Lynch, Inc., upon each default event of one of the issues of Dow Jones CDX N.A. Investment Grade 4, par value of the
proportional notional amount (i)	June 2015	12,500,000	(54,500)
Receive quarterly a fixed rate of .7% multiplied by the notional amount and pay to Deutsche Bank, upon each default event of one of the issues of Dow Jones CDX N.A. Investment Grade 3, par value of the
proportional notional amount (h)	March 2015	3,472,000	10,659
Receive quarterly notional amount multiplied by .41% and pay Goldman Sachs upon default event of
Sempra Energy, par value of the notional amount of Sempra Energy 7.95% 3/1/10	Sept. 2010	700,000	245
Receive quarterly notional amount multiplied by .42% and pay Morgan Stanley, Inc. upon default event of
Sempra Energy, par value of the notional amount of Sempra Energy 6% 2/1/13	Sept. 2010	1,000,000	770
Receive monthly notional amount multiplied by 1.6% and pay Morgan Stanley, Inc. upon default event of
Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series
2005 WHQ2 Class M7, 5.4413% 5/25/35	June 2035	170,000	760
Receive monthly notional amount multiplied by 2.79% and pay Merrill Lynch, Inc. upon default event of New
Century Home Equity Loan Trust, par value of the notional amount of New Century Home Equity Loan Trust
Series 2004 4 Class M9, 7.0788% 2/25/35	March 2035	465,000	(1,042)
Receive monthly notional amount multiplied by 3.3% and pay to Morgan Stanley, Inc. upon each default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage
Securities, Inc. Series 2004 R11, Class M9, 7.6913% 11/25/34	Dec. 2034	210,000	1,342

TOTAL CREDIT DEFAULT SWAPS		$31,989,000	$ (70,425)

See accompanying notes which are an integral part of the financial statements.
VIP Asset Manager Portfolio	38

Swap Agreements continued
	Expiration	Notional	Value
	Date	Amount

Interest Rate Swaps
Receive quarterly a fixed rate equal to 4.3875% and pay quarterly a floating rate based on 3 month LIBOR
with Credit Suisse First Boston	March 2010	$ 3,500,000	$ (57,785)
Receive quarterly a fixed rate equal to 4.774% and pay quarterly a floating rate based on 3 month LIBOR
with Credit Suisse First Boston	March 2015	3,500,000	(30,625)
Receive semi annually a fixed rate equal to 4.378% and pay quarterly a floating rate based on 3 month
LIBOR with Lehman Brothers, Inc.	Sept. 2008	25,000,000	(20,750)
Receive semi annually a fixed rate equal to 4.921% and pay quarterly a floating rate based on 3 month
LIBOR with Lehman Brothers, Inc.	Dec. 2008	20,000,000	49,600
TOTAL INTEREST RATE SWAPS		$ 52,000,000	$ (59,560)

Total Return Swaps
Receive monthly a return equal to Banc of America Securities LLC AAA 10 Yr Commercial Mortgage Backed
Securities Daily Index and pay monthly a floating rate based on 1 month LIBOR minus 20 basis points
with Bank of America	July 2006	2,500,000	28,143
Receive monthly a return equal to Banc of America Securities LLC AAA 10 Yr Commercial Mortgage Backed
Securities Daily Index and pay monthly a floating rate based on 1 month LIBOR minus 40 basis points
with Bank of America	March 2006	2,500,000	35,501
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ Index and pay monthly a floating rate
based on 1 month LIBOR minus 25 basis points with Deutsche Bank	April 2006	2,500,000	27,564
Receive quarterly a return equal to Bank of America Securities LLC AAA 10Yr Commercial Mortgage
Backed Securities Daily Index and pay quarterly a floating rate based on 3 month LIBOR minus 30 basis
points with Bank of America	May 2006	12,500,000	118,873
TOTAL TOTAL RETURN SWAPS		$ 20,000,000	$ 210,081

		$ 103,989,000	$ 80,096

Legend

(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.

(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $42,049,669 or 1.7% of net assets.

(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $6,965,936.

(h) Dow Jones CDX N.A. Investment Grade 3 is a tradable index of credit default swaps on investment grade debt of U.S. companies.

(i) Dow Jones CDX N.A. Investment Grade 4 is a tradable index of credit default swaps on investment grade debt of U.S. companies.
(j) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(k) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited list of holdings for each fixed-income central fund, as of the investing fund’s report date, is available upon request or at advisor.fidelity.com. The reports are located just after the fund’s financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, the fixed-income central fund’s financial statements, which are not covered by the investing fund’s Report of Independent Registered Public Accounting Firm, are available on the EDGAR
Database on the SEC’s web site www.sec.gov or upon request.

(l) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.

Affiliated Central Funds

Information regarding income received by the fund from the affiliated Central funds during the period is as follows:

See accompanying notes which are an integral part of the financial statements.

39 Annual Report

VIP Asset Manager Portfolio
Investments - continued

Fund	Income received
Fidelity Cash Central Fund	$ 10,759,145
Fidelity Floating Rate Central Investment Portfolio	2,188,029
Fidelity High Income Central Investment Portfolio 1	10,927,105
Fidelity Money Market Central Fund	4,090,628
Fidelity Securities Lending Cash Central Fund	75,927
Fidelity Ultra Short Central Fund	1,347,707
Total	$ 29,388,541

Additional information regarding the fund’s purchases and sales, including the ownership percentage, of the following fixed income Central Funds during the period is as follows:

	Value,
	beginning of			Value, end of	% ownership, end
Fund	period	Purchases	Sales Proceeds	period	of period
Fidelity Floating Rate Central Investment Portfolio	$14,250,008	$32,290,110	$—	$46,624,748	7.1%
Fidelity High Income Central Investment Portfolio 1	150,547,682	—	—	144,892,045	13.8%
Fidelity Ultra Short Central Fund	—	91,998,005	—	91,970,264	1.3%
Total	$164,797,690	$124,288,115	$—	$283,487,057

Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
U.S.Government and U.S.Government Agency Obligations					15.6%
AAA, AA, A					5.7%
BBB					4.1%
BB					2.6%
B					4.0%
CCC, CC, C					0.3%
Not Rated					0.9%
Equities					52.7%
Short-Term Investments and Net Other Assets					14.1%
					100.0%

We have used ratings from Moody’s Investors Services, Inc. Where Moody’s ratings are not available, we have used S&P ratings. Percentages are adjusted for the effect of futures contracts, if applicable.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	90.0%
United Kingdom	1.9%
Japan	1.1%
Others (individually less than 1%)	7.0%
100.0%

The information in the above tables is based on the combined investments of the fund and its pro rata share of the investments of Fidelity’s fixed income central funds.

Income Tax Information

At December 31, 2005, the fund had a capital loss carryforward of approximately $98,979,772 of which $24,358,272, $33,903,363 and $40,718,137 will expire on December 31, 2009, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.
VIP Asset Manager Portfolio	40

VIP Asset Manager Portfolio

Financial Statements

Statement of Assets and Liabilities
	December 31, 2005

Assets
Investment in securities, at value (including securities loaned of $956,020) — See accompanying schedule:
Unaffiliated issuers (cost $1,601,264,197)	$1,774,944,307
Affiliated Central Funds (cost $734,550,262)	739,766,467
Total Investments (cost $2,335,814,459)		$2,514,710,774
Foreign currency held at value (cost $195,491)		195,491
Receivable for investments sold		2,782,395
Receivable for swap agreements		377
Receivable for fund shares sold		338,296
Dividends receivable		1,352,013
Interest receivable		7,824,791
Swap agreements, at value		80,096
Prepaid expenses		12,820
Other affiliated receivables		39,319
Other receivables		69,852
Total assets		2,527,406,224

Liabilities
Payable for investments purchased
Regular delivery	$ 1,631,251
Delayed delivery	23,036,558
Payable for fund shares redeemed	2,288,941
Accrued management fee	1,087,377
Distribution fees payable	13,016
Payable for daily variation on futures contracts	559,150
Other affiliated payables	296,670
Other payables and accrued expenses	98,555
Collateral on securities loaned, at value	1,004,333
Total liabilities		30,015,851

Net Assets		$2,497,390,373
Net Assets consist of:
Paid in capital		$2,364,194,972
Undistributed net investment income		63,399,938
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(108,218,421)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		178,013,884
Net Assets		$2,497,390,373

Statement of Assets and Liabilities continued
	December 31, 2005

Initial Class:
Net Asset Value, offering price and redemption price per share ($2,407,112,796 ÷ 160,064,069 shares)		$15.04
Service Class:
Net Asset Value, offering price and redemption price per share ($29,382,285 ÷ 1,966,743 shares)		$14.94
Service Class 2:
Net Asset Value, offering price and redemption price per share ($51,573,691 ÷ 3,481,099 shares)		$14.82
Investor Class:
Net Asset Value, offering price and redemption price per share ($9,321,601 ÷ 620,396 shares)		$15.03

See accompanying notes which are an integral part of the financial statements.

41 Annual Report

VIP Asset Manager Portfolio
Financial Statements - continued

Statement of Operations
	Year ended December 31, 2005

Investment Income
Dividends		$23,425,274
Interest		31,420,318
Income from affiliated Central Funds		29,388,541
Total income		84,234,133

Expenses
Management fee	$13,602,603
Transfer agent fees	1,749,255
Distribution fees	142,032
Accounting and security lending fees	822,194
Independent trustees’ compensation	11,802
Appreciation in deferred trustee compensation account	5,010
Custodian fees and expenses	208,944
Audit	70,586
Legal	12,541
Miscellaneous	192,656
Total expenses before reductions	16,817,623
Expense reductions	(268,590)	16,549,033

Net investment income (loss)		67,685,100
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	70,388,660
Foreign currency transactions	45,301
Futures contracts	3,906,857
Swap agreements	(481,184)
Total net realized gain (loss)		73,859,634
Change in net unrealized appreciation (depreciation) on:
Investment securities	(42,012,963)
Assets and liabilities in foreign currencies	(102,392)
Futures contracts	(2,152,569)
Swap agreements	391,545
Total change in net unrealized appreciation (depreciation)		(43,876,379)
Net gain (loss)		29,983,255
Net increase (decrease) in net assets resulting from operations		$97,668,355

Statement of Changes in Net Assets
	Year ended	Year ended
	December 31,	December 31,
	2005	2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$67,685,100	$73,103,026
Net realized gain (loss)	73,859,634	76,478,625
Change in net unrealized appreciation (depreciation)	(43,876,379)	577,366
Net increase (decrease) in net assets resulting from operations	97,668,355	150,159,017
Distributions to shareholders from net investment income	(72,542,784)	(81,683,788)
Distributions to shareholders from net realized gain	(931,463)	—
Total distributions	(73,474,247)	(81,683,788)
Share transactions — net increase (decrease)	(347,778,441)	(313,880,450)
Total increase (decrease) in net assets	(323,584,333)	(245,405,221)

Net Assets
Beginning of period	2,820,974,706	3,066,379,927
End of period (including undistributed net investment income of $63,399,938 and undistributed net investment income
of $75,292,815, respectively)	$2,497,390,373	$2,820,974,706

See accompanying notes which are an integral part of the financial statements.
VIP Asset Manager Portfolio	42

Financial Highlights Initial Class

Years ended December 31,	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 14.85	$ 14.46	$ 12.75	$ 14.51	$ 16.01
Income from Investment Operations
Net investment income (loss)C	38	.36E	.36	.46	.51
Net realized and unrealized gain (loss)	21.42		1.83	(1.69)	(1.13)
Total from investment operations	59.78		2.19	(1.23)	(.62)
Distributions from net investment income	(.39)	(.39)	(.48)	(.53)	(.64)
Distributions from net realized gain	(.01)	—	—	—	(.24)
Total distributions	(.40)G	(.39)	(.48)	(.53)	(.88)
Net asset value, end of period	$ 15.04	$ 14.85	$ 14.46	$ 12.75	$ 14.51
Total ReturnA,B	4.04%	5.47%	17.97%	(8.73)%	(4.15)%
Ratios to Average Net AssetsD,F
Expenses before reductions	64%	.66%	.63%	.63%	.64%
Expenses net of fee waivers, if any	64%	.66%	.63%	.63%	.64%
Expenses net of all reductions	63%	.65%	.62%	.61%	.63%
Net investment income (loss)	2.60%	2.53%	2.71%	3.49%	3.53%
Supplemental Data
Net assets, end of period (000 omitted)	$2,407,113	$2,751,094	$3,011,837	$2,784,945	$3,547,730
Portfolio turnover rate	44%	66%	82%	140%	108%

A Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.
B Total returns would have been lower had certain expenses not been reduced during the periods shown.
C Calculated based on average shares outstanding during the period.
D Amounts do not include the activity of the affiliated central funds.
E Investment income per share reflects a special dividend which amounted to $.04 per share.
F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrange ments or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
G Total distributions of $.40 per share is comprised of distributions from net investment income of $.39 and distributions from net realized gain of $.005 per share.

Financial Highlights Service Class

Years ended December 31,	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 14.75	$ 14.37	$ 12.66	$ 14.41	$ 15.91
Income from Investment Operations
Net investment income (loss)C	36	.34E	.34	.44	.49
Net realized and unrealized gain (loss)	21.42		1.83	(1.68)	(1.12)
Total from investment operations	57.76		2.17	(1.24)	(.63)
Distributions from net investment income	(.37)	(.38)	(.46)	(.51)	(.63)
Distributions from net realized gain	(.01)	—	—	—	(.24)
Total distributions	(.38)G	(.38)	(.46)	(.51)	(.87)
Net asset value, end of period	$ 14.94	$ 14.75	$ 14.37	$ 12.66	$ 14.41
Total ReturnA,B	3.93%	5.36%	17.91%	(8.85)%	(4.24)%
Ratios to Average Net AssetsD,F
Expenses before reductions	74%	.77%	.74%	.74%	.74%
Expenses net of fee waivers, if any	74%	.77%	.74%	.74%	.74%
Expenses net of all reductions	73%	.76%	.73%	.72%	.73%
Net investment income (loss)	2.50%	2.41%	2.59%	3.38%	3.43%
Supplemental Data
Net assets, end of period (000 omitted)	$ 29,382	$ 33,118	$ 32,087	$ 25,692	$ 31,324
Portfolio turnover rate	44%	66%	82%	140%	108%

A Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.
B Total returns would have been lower had certain expenses not been reduced during the periods shown.
C Calculated based on average shares outstanding during the period.
D Amounts do not include the activity of the affiliated central funds.
E Investment income per share reflects a special dividend which amounted to $.04 per share.
F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrange ments or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
G Total distributions of $.38 per share is comprised of distributions from net investment income of $.37 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

43 Annual Report

Financial Highlights Service Class 2

Years ended December 31,	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 14.64	$ 14.27	$ 12.59	$ 14.36	$ 15.89
Income from Investment Operations
Net investment income (loss)C	34	.32E	.32	.41	.46
Net realized and unrealized gain (loss)	21.41		1.81	(1.67)	(1.11)
Total from investment operations	55.73		2.13	(1.26)	(.65)
Distributions from net investment income	(.37)	(.36)	(.45)	(.51)	(.64)
Distributions from net realized gain	(.01)	—	—	—	(.24)
Total distributions	(.37)G	(.36)	(.45)	(.51)	(.88)
Net asset value, end of period	$ 14.82	$ 14.64	$ 14.27	$ 12.59	$ 14.36
Total ReturnA,B	3.85%	5.18%	17.66%	(9.03)%	(4.38)%
Ratios to Average Net AssetsD,F
Expenses before reductions	90%	.93%	.91%	.90%	.90%
Expenses net of fee waivers, if any	90%	.93%	.91%	.90%	.90%
Expenses net of all reductions	89%	.92%	.89%	.88%	.89%
Net investment income (loss)	2.34%	2.25%	2.43%	3.22%	3.27%
Supplemental Data
Net assets, end of period (000 omitted)	$ 51,574	$ 36,763	$ 22,456	$ 16,367	$ 11,993
Portfolio turnover rate	44%	66%	82%	140%	108%

A Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.
B Total returns would have been lower had certain expenses not been reduced during the periods shown.
C Calculated based on average shares outstanding during the period.
D Amounts do not include the activity of the affiliated central funds.
E Investment income per share reflects a special dividend which amounted to $.04 per share.
F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrange ments or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
G Total distributions of $.37 per share is comprised of distributions from net investment income of $.365 and distributions from net realized gains of $.005 per share.

Financial Highlights Investor Class

Year ended December 31,	2005G
Selected Per Share Data
Net asset value, beginning of period	$ 14.63
Income from Investment Operations
Net investment income (loss)E	16
Net realized and unrealized gain (loss)	24
Total from investment operations	40
Net asset value, end of period	$ 15.03
Total ReturnB,C,D	2.73%
Ratios to Average Net AssetsF,H
Expenses before reductions	82%A
Expenses net of fee waivers, if any	82%A
Expenses net of all reductions	81%A
Net investment income (loss)	2.52%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,322
Portfolio turnover rate	44%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.
D Total returns would have been lower had certain expenses not been reduced during the periods shown.
E Calculated based on average shares outstanding during the period.
F Amounts do not include the activity of the affiliated central funds.
G For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005.
H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.
VIP Asset Manager Portfolio	44

VIP Asset Manager: Growth Portfolio Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class’ dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns
Periods ended December 31, 2005	Past 1	Past 5	Past 10
	year	years	years
VIP Asset Mgr: Growth - Initial Class	3.89%	1.22%	6.58%
VIP Asset Mgr: Growth - Service ClassA	3.79%	1.10%	6.46%
VIP Asset Mgr: Growth - Service Class 2B	3.65%	0.92%	6.35%
VIP Asset Mgr: Growth - Investor ClassC	3.81%	1.20%	6.57%

A The initial offering of Service Class shares took place on November 3, 1997. Performance for Service Class shares reflects an asset based service fee (12b 1 fee), and re turns prior to November 3, 1997 are those of Initial Class and do not include the effects of Service Class’ 12b 1 fee. Had Service Class shares’ 12b 1 fee been reflected, returns prior to November 3, 1997 would have been lower.
B The initial offering of Service Class 2 shares took place on January 12, 2000. Performance for Service Class 2 shares reflects an asset based service fee (12b 1 fee). Re turns from November 3, 1997 to January 12, 2000 are those of Service Class which reflect a different 12b 1 fee. Service Class 2 returns prior to November 3, 1997 are those of Ini tial Class and do not include the effects of a 12b 1 fee. Had Service Class 2’s 12b 1 fee been reflected, returns prior to January 12, 2000 would have been lower.
C The initial offering of Investor Class shares took place on July 21, 2005. Returns prior to July 21, 2005 are those of Initial Class. If Investor Class’s transfer agent fee had been reflected, returns prior to July 21, 2005 would have been lower.

$10,000 Over 10 Years

Let’s say hypothetically that $10,000 was invested in VIP Asset Manager: Growth Portfolio Initial Class on December 31, 1995. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

45 Annual Report

VIP Asset Manager: Growth Portfolio Management’s Discussion of Fund Performance

Comments from Richard Habermann and Ford O’Neil, Co Managers of VIP Asset Manager: Growth Portfolio

U.S. equities outperformed investment grade and high yield debt during the 12 month period ending December 31, 2005, a positive year for all three asset classes. Energy and utilities were the two best performing equity market sectors, and significant contributors to the 4.91% gain of the Standard & Poor’s 500SM Index. Elsewhere, the NASDAQ Composite® Index returned 2.13%, while the Dow Jones Industrial AverageSM rose 1.72% . The investment grade bond market also ended 2005 in the black, marking six consecutive years of gains for the debt category. However, the 2.43% advance of the Lehman Brothers®Aggregate Bond Index was its lowest return in that streak, which reflects the trying investment conditions bonds encountered in the form of higher interest rates and rising inflation. Amid the uncertainty, Treasuries outperformed corporate, agency and mortgage backed debt. High yield also struggled, rising only 2.74% according to the Merrill Lynch® U.S. High Yield Master II Index. Intermittent weakness in the automotive and air transportation industries tempered high yield debt performance.

VIP Asset Manager: Growth finished the year ending December 31, 2005, modestly behind both the Fidelity Asset Manager: Growth Composite Index, which rose 4.27%, and the LipperSM Variable Annuity Flexible Portfolio Funds Average, which returned 4.88% . (For specific portfolio performance results, please refer to the performance section of this report.) It paid to overweight stocks and high yield securities relative to the index, while under weighting investment grade debt. Within the equity allocation, a modest stake in foreign stocks was a significant positive, while overweighting cash detracted slightly versus the index. Despite a solid showing in the second half of 2005, the fund’s domestic equities trailed the S&P 500® for the year overall and were the biggest drag on relative performance. The subportfolio was hurt by underweighting surging energy and utilities stocks, as well as by fears of a slowdown in consumer spending caused by rapidly rising oil prices. Weak stock picking in banks and pockets of technology further de tracted, led by overweightings in mortgage giant Fannie Mae and security software provider Symantec, respectively. Another major holding that disappointed was retailer Home Depot. Conversely, some good picks among health care and consumer related stocks provided most of the upside, led by medical supplier Cardinal Health and pharmacy chain CVS. In fixed income, good sector selection helped our collective bond holdings comfortably outpace the Lehman Brothers index. The strategic cash portion of the fund topped its benchmark as well.

Note to shareholders: Effective January 17, 2006, Robert Bertelson will assume responsibility for managing the fund’s domestic equity subportfolio.

The views expressed in this statement reflect those of the portfolio managers only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as invest ment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

VIP Asset Manager: Growth Portfolio 46

VIP Asset Manager: Growth Portfolio
Investment Changes

Top Ten Stocks as of December 31, 2005
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Cardinal Health, Inc.	4.7	4.0
American International Group,
Inc.	4.0	3.6
Home Depot, Inc.	3.6	3.6
Wyeth	3.0	2.8
Microsoft Corp.	3.0	3.0
AT&T, Inc.	2.9	2.9
Clear Channel Communications,
Inc.	2.6	2.5
Wal Mart Stores, Inc.	2.4	0.7
Bank of America Corp.	2.0	0.8
General Electric Co.	1.9	2.5
	30.1
Market Sectors as of December 31, 2005
(stocks only)	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Financials	15.4	16.3
Health Care	12.1	12.0
Information Technology	11.3	12.4
Consumer Discretionary	8.4	8.8
Consumer Staples	6.0	5.5
Industrials	4.9	5.9
Telecommunication Services	4.6	4.9
Energy	3.7	3.6
Materials	0.4	0.6
Utilities	0.3	0.4

Asset allocations in the pie chart reflect the categorization of assets as defined in the fund’s prospectus in effect as of the time period indicated above. Financial Statement categorizations conform to accounting standards and will differ from the pie chart. Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

The information in the above tables is based on the combined investments of the fund and its pro rata shares of the investments of Fidelity’s fixed income central funds.

For an unaudited list of holdings for each fixed income central fund, visit advisor.fidelity.com.

47 Annual Report

VIP Asset Manager: Growth Portfolio
Investments December 31, 2005
Showing Percentage of Net Assets

Common Stocks 67.1%
	Shares	Value (Note 1)

CONSUMER DISCRETIONARY 8.4%
Automobiles – 0.1%
Harley Davidson, Inc.	2,300	$ 118,427
Hotels, Restaurants & Leisure 0.4%
Carnival Corp. unit	7,700	411,719
McDonald’s Corp.	15,400	519,288
Royal Caribbean Cruises Ltd.	4,200	189,252
		1,120,259
Media 4.0%
CCE Spinco, Inc. (a)	27,838	364,671
Clear Channel Communications, Inc.	222,700	7,003,915
Clear Channel Outdoor Holding, Inc. Class A	21,200	425,060
E.W. Scripps Co. Class A	4,900	235,298
Lagardere S.C.A. (Reg.)	3,600	277,021
News Corp. Class A	72,600	1,128,930
Omnicom Group, Inc.	14,843	1,263,585
Vivendi Universal SA sponsored ADR	9,000	282,870
		10,981,350
Specialty Retail 3.9%
Home Depot, Inc.	242,600	9,820,448
TJX Companies, Inc.	35,500	824,665
		10,645,113

TOTAL CONSUMER DISCRETIONARY		22,865,149

CONSUMER STAPLES 6.0%
Beverages 0.1%
Pernod Ricard SA	2,000	348,999
Food & Staples Retailing – 4.2%
CVS Corp.	138,800	3,667,096
Safeway, Inc.	37,800	894,348
Tesco PLC	62,000	353,830
Wal Mart Stores, Inc.	140,100	6,556,680
		11,471,954
Household Products – 0.2%
Colgate Palmolive Co.	9,400	515,590
Personal Products 0.5%
Alberto Culver Co.	23,700	1,084,275
Avon Products, Inc.	7,000	199,850
		1,284,125
Tobacco – 1.0%
Altria Group, Inc.	36,400	2,719,808

TOTAL CONSUMER STAPLES		16,340,476

ENERGY 3.7%
Energy Equipment & Services – 2.0%
Diamond Offshore Drilling, Inc.	21,900	1,523,364
ENSCO International, Inc.	21,100	935,785

See accompanying notes which are an integral part of the financial statements.
VIP Asset Manager: Growth Portfolio	48

		Shares	Value (Note 1)
GlobalSantaFe Corp.		33,600	$ 1,617,840
Transocean, Inc. (a)		20,900	1,456,521
			5,533,510
Oil, Gas & Consumable Fuels 1.7%
BP PLC		34,300	367,125
Canadian Natural Resources Ltd.		7,400	366,833
ConocoPhillips		9,300	541,074
EnCana Corp.		7,400	334,561
Exxon Mobil Corp.		27,600	1,550,292
OMV AG		3,000	175,802
Statoil ASA		6,600	151,666
Talisman Energy, Inc.		5,100	270,234
Total SA Series B		3,070	776,096
			4,533,683

TOTAL ENERGY			10,067,193

FINANCIALS 15.4%
Capital Markets 2.0%
Credit Suisse Group (Reg.)		7,583	386,354
Goldman Sachs Group, Inc.		8,600	1,098,306
Merrill Lynch & Co., Inc.		32,100	2,174,133
Morgan Stanley		4,900	278,026
Nikko Cordial Corp.		55,000	871,380
Nuveen Investments, Inc. Class A		6,100	259,982
UBS AG (NY Shares)		4,100	390,115
			5,458,296
Commercial Banks – 3.1%
Banca Intesa Spa		29,200	154,694
Bank of America Corp.		115,628	5,336,232
BNP Paribas SA		3,500	283,207
FirstRand Ltd.		28,900	84,268
Shinhan Financial Group Co. Ltd.		2,160	88,008
Sumitomo Mitsui Financial Group, Inc.		59	625,504
Synovus Financial Corp.		10,200	275,502
Wachovia Corp.		31,031	1,640,304
Wells Fargo & Co.		1,000	62,830
			8,550,549
Consumer Finance – 0.3%
Capital One Financial Corp.		3,100	267,840
Credit Saison Co. Ltd.		5,100	254,773
MBNA Corp.		10,700	290,505
			813,118
Diversified Financial Services – 1.1%
Citigroup, Inc.		56,400	2,737,092
ING Groep NV (Certificaten Van Aandelen)		9,600	334,272
			3,071,364
Insurance – 7.9%
ACE Ltd.		27,700	1,480,288
AFLAC, Inc.		3,200	148,544
Allianz AG (Reg.)		1,400	211,960

See accompanying notes which are an integral part of the financial statements.
	49		Annual Report

49

VIP Asset Manager: Growth Portfolio
Investments - continued

Common Stocks continued
	Shares	Value (Note 1)

FINANCIALS – continued
Insurance – continued
AMBAC Financial Group, Inc.	15,200	$ 1,171,312
American International Group, Inc.	159,200	10,862,216
Hartford Financial Services Group, Inc.	40,100	3,444,189
MBIA, Inc.	14,800	890,368
MetLife, Inc.	23,400	1,146,600
Muenchener Rueckversicherungs Gesellschaft AG (Reg.)	3,200	433,308
Swiss Reinsurance Co. (Reg.)	6,211	454,717
The Chubb Corp.	11,400	1,113,210
Transatlantic Holdings, Inc.	2,100	141,120
		21,497,832
Thrifts & Mortgage Finance – 1.0%
Fannie Mae	49,843	2,432,837
MGIC Investment Corp.	5,100	335,682
		2,768,519

TOTAL FINANCIALS		42,159,678

HEALTH CARE 12.1%
Health Care Providers & Services 5.2%
Cardinal Health, Inc.	189,550	13,031,545
UnitedHealth Group, Inc.	20,700	1,286,298
		14,317,843
Pharmaceuticals 6.9%
Cipla Ltd.	12,110	120,575
Johnson & Johnson	74,000	4,447,400
Novartis AG (Reg.)	11,583	607,876
Pfizer, Inc.	214,800	5,009,136
Roche Holding AG (participation certificate)	4,101	615,774
Wyeth	176,340	8,123,984
		18,924,745

TOTAL HEALTH CARE		33,242,588

INDUSTRIALS – 4.9%
Aerospace & Defense – 0.9%
Honeywell International, Inc.	25,230	939,818
Lockheed Martin Corp.	11,240	715,201
United Technologies Corp.	14,300	799,513
		2,454,532
Industrial Conglomerates 3.5%
3M Co.	34,000	2,635,000
General Electric Co.	147,480	5,169,174
Smiths Group PLC	24,800	446,584
Tyco International Ltd.	44,200	1,275,612
		9,526,370

See accompanying notes which are an integral part of the financial statements.
VIP Asset Manager: Growth Portfolio	50

		Shares	Value (Note 1)
Machinery – 0.5%
Ingersoll Rand Co. Ltd. Class A		34,000	$ 1,372,580
Marine – 0.0%
Alexander & Baldwin, Inc.		800	43,392
Road & Rail 0.0%
Burlington Northern Santa Fe Corp.		1,500	106,230

TOTAL INDUSTRIALS			13,503,104

INFORMATION TECHNOLOGY 11.3%
Communications Equipment – 1.8%
Cisco Systems, Inc. (a)		193,902	3,319,602
Comverse Technology, Inc. (a)		9,700	257,923
Motorola, Inc.		4,920	111,143
Nokia Corp. sponsored ADR		59,500	1,088,850
Research In Motion Ltd. (a)		1,800	118,834
			4,896,352
Computers & Peripherals 1.6%
Dell, Inc. (a)		61,100	1,832,389
EMC Corp. (a)		21,500	292,830
International Business Machines Corp.		26,200	2,153,640
			4,278,859
Electronic Equipment & Instruments – 0.3%
AU Optronics Corp. sponsored ADR		33,194	498,242
Flextronics International Ltd. (a)		25,300	264,132
Jabil Circuit, Inc. (a)		3,700	137,233
			899,607
Internet Software & Services 0.2%
Yahoo! Japan Corp		311	472,151
IT Services 0.1%
First Data Corp.		7,500	322,575
Satyam Computer Services Ltd.		7,155	117,363
			439,938
Office Electronics – 0.1%
Canon, Inc.		3,800	223,554
Semiconductors & Semiconductor Equipment – 2.8%
Advanced Semiconductor Engineering, Inc.		859,000	787,653
Analog Devices, Inc.		5,800	208,046
Applied Materials, Inc.		68,300	1,225,302
ASML Holding NV (NY Shares) (a)		17,500	351,400
Intel Corp.		108,842	2,716,696
KLA Tencor Corp.		8,200	404,506
Lam Research Corp. (a)		12,500	446,000
Linear Technology Corp.		3,100	111,817
Novellus Systems, Inc. (a)		7,900	190,548
STATS ChipPAC Ltd. sponsored ADR (a)		46,100	313,480
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR		25,205	249,783
Tokyo Electron Ltd.		11,200	703,889
Xilinx, Inc.		2,100	52,941
			7,762,061

See accompanying notes which are an integral part of the financial statements.
	51		Annual Report

51

VIP Asset Manager: Growth Portfolio
Investments - continued

Common Stocks continued
	Shares	Value (Note 1)

INFORMATION TECHNOLOGY – continued
Software 4.4%
BEA Systems, Inc. (a)	53,500	$502,900
Microsoft Corp.	310,075	8,108,461
Oracle Corp. (a)	92,700	1,131,867
Symantec Corp. (a)	131,220	2,296,350
		12,039,578

TOTAL INFORMATION TECHNOLOGY		31,012,100

MATERIALS 0.4%
Chemicals 0.3%
Nitto Denko Corp.	3,800	296,188
Praxair, Inc.	11,500	609,040
		905,228
Metals & Mining – 0.1%
BHP Billiton Ltd. sponsored ADR	8,900	297,438
TOTAL MATERIALS		1,202,666

TELECOMMUNICATION SERVICES 4.6%
Diversified Telecommunication Services – 4.3%
AT&T, Inc.	317,200	7,768,228
BellSouth Corp.	60,300	1,634,130
Qwest Communications International, Inc. (a)	208,900	1,180,285
TDC AS	1,300	77,872
Verizon Communications, Inc.	33,800	1,018,056
		11,678,571
Wireless Telecommunication Services – 0.3%
Sprint Nextel Corp.	24,524	572,881
Vodafone Group PLC	177,100	380,233
		953,114

TOTAL TELECOMMUNICATION SERVICES		12,631,685

UTILITIES 0.3%
Electric Utilities – 0.3%
E.ON AG	6,900	714,564
TOTAL COMMON STOCKS
(Cost $159,849,269)		183,739,203

Convertible Preferred Stocks 0.0%

TELECOMMUNICATION SERVICES 0.0%
Diversified Telecommunication Services – 0.0%
Cincinnati Bell, Inc. Series B, 6.75%	1,300	49,465
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $38,260)		49,465

See accompanying notes which are an integral part of the financial statements.
VIP Asset Manager: Growth Portfolio	52

Corporate Bonds 1.8%
	Principal	Value (Note 1)
	Amount
Convertible Bonds 0.2%

TELECOMMUNICATION SERVICES 0.2%
Diversified Telecommunication Services – 0.2%
Qwest Communications International, Inc. 3.5% 11/15/25	$ 530,000	$ 614,429
Nonconvertible Bonds – 1.6%

CONSUMER DISCRETIONARY 0.2%
Automobiles – 0.1%
Ford Motor Co.:
6.625% 10/1/28	10,000	6,450
7.45% 7/16/31	65,000	44,200
General Motors Corp. 8.375% 7/15/33	60,000	39,600
		90,250
Media 0.1%
AOL Time Warner, Inc.:
6.875% 5/1/12	5,000	5,322
7.625% 4/15/31	25,000	27,841
Cox Communications, Inc. 7.125% 10/1/12	20,000	21,430
Liberty Media Corp. 8.25% 2/1/30	55,000	53,892
News America Holdings, Inc. 7.75% 12/1/45	35,000	40,125
News America, Inc. 6.2% 12/15/34	65,000	64,565
Time Warner Entertainment Co. LP 8.375% 7/15/33	50,000	59,063
		272,238
Multiline Retail – 0.0%
The May Department Stores Co. 6.7% 7/15/34	40,000	42,604

TOTAL CONSUMER DISCRETIONARY		405,092

CONSUMER STAPLES 0.0%
Beverages 0.0%
FBG Finance Ltd. 5.125% 6/15/15 (c)	25,000	24,323
Molson Coors Capital Finance ULC 4.85% 9/22/10	40,000	39,451
		63,774
Food Products – 0.0%
H.J. Heinz Co. 6.428% 12/1/08 (c)(i)	35,000	35,954

TOTAL CONSUMER STAPLES		99,728

ENERGY 0.2%
Energy Equipment & Services – 0.0%
Petronas Capital Ltd. 7% 5/22/12 (c)	55,000	60,545

See accompanying notes which are an integral part of the financial statements.

53 Annual Report

53

VIP Asset Manager: Growth Portfolio
Investments - continued

Corporate Bonds continued
	Principal	Value (Note 1)
	Amount
Nonconvertible Bonds – continued

ENERGY – continued
Oil, Gas & Consumable Fuels 0.2%
Amerada Hess Corp. 6.65% 8/15/11	$ 10,000	$ 10,746
Duke Capital LLC:
6.25% 2/15/13	50,000	52,071
6.75% 2/15/32	55,000	59,854
Empresa Nacional de Petroleo 6.75% 11/15/12 (c)	25,000	26,918
EnCana Holdings Finance Corp. 5.8% 5/1/14	35,000	36,483
Enterprise Products Operating LP 5.75% 3/1/35	25,000	22,986
Kinder Morgan Energy Partners LP:
5.125% 11/15/14	10,000	9,780
5.8% 3/15/35	20,000	19,132
Nexen, Inc. 5.875% 3/10/35	35,000	34,416
Pemex Project Funding Master Trust:
5.75% 12/15/15 (c)	100,000	99,500
6.125% 8/15/08	50,000	51,000
6.625% 6/15/35 (c)	45,000	45,113
7.875% 2/1/09 (i)	100,000	106,950
		574,949

TOTAL ENERGY		635,494

FINANCIALS – 0.7%
Capital Markets 0.1%
Goldman Sachs Group, Inc. 6.6% 1/15/12	125,000	134,274
Lazard Group LLC 7.125% 5/15/15	35,000	36,753
Merrill Lynch & Co., Inc. 4.25% 2/8/10	100,000	97,272
Morgan Stanley 6.6% 4/1/12	90,000	96,738
		365,037
Commercial Banks – 0.1%
Bank of America Corp. 7.4% 1/15/11	125,000	137,691
Korea Development Bank 3.875% 3/2/09	75,000	72,565
Wachovia Bank NA 4.875% 2/1/15	15,000	14,628
Wachovia Corp. 4.875% 2/15/14	25,000	24,467
		249,351
Consumer Finance – 0.1%
Capital One Bank 6.5% 6/13/13	25,000	26,561
Capital One Financial Corp. 5.5% 6/1/15	25,000	24,854
Ford Motor Credit Co. 7.375% 2/1/11	25,000	21,913

See accompanying notes which are an integral part of the financial statements.
VIP Asset Manager: Growth Portfolio	54

	Principal	Value (Note 1)
	Amount
Household Finance Corp. 4.125% 11/16/09	$ 20,000	$ 19,310
Household International, Inc. 5.836% 2/15/08	75,000	76,243
MBNA Corp. 7.5% 3/15/12	45,000	50,685
		219,566
Diversified Financial Services – 0.1%
JPMorgan Chase & Co. 6.75% 2/1/11	100,000	107,108
JPMorgan Chase Capital XVII 5.85% 8/1/35	105,000	103,887
Prime Property Funding, Inc. 5.125% 6/1/15 (c)	50,000	48,350
		259,345
Insurance – 0.0%
Axis Capital Holdings Ltd. 5.75% 12/1/14	60,000	60,013
Marsh & McLennan Companies, Inc. 5.75% 9/15/15	20,000	20,161
Principal Life Global Funding I 6.25% 2/15/12 (c)	25,000	26,556
		106,730
Real Estate 0.2%
Archstone Smith Operating Trust 5.25% 5/1/15	45,000	44,378
Arden Realty LP 5.25% 3/1/15	100,000	101,043
CarrAmerica Realty Corp.:
5.125% 9/1/11	75,000	73,512
5.5% 12/15/10	35,000	34,947
Colonial Properties Trust 5.5% 10/1/15	45,000	43,862
Developers Diversified Realty Corp.:
5% 5/3/10	20,000	19,705
5.25% 4/15/11	10,000	9,899
EOP Operating LP 4.65% 10/1/10	90,000	87,202
Regency Centers LP 6.75% 1/15/12	45,000	48,099
Simon Property Group LP:
5.1% 6/15/15	30,000	29,015
5.625% 8/15/14	40,000	40,272
		531,934
Thrifts & Mortgage Finance – 0.1%
Countrywide Home Loans, Inc. 4% 3/22/11	30,000	28,228
Independence Community Bank Corp. 3.75% 4/1/14 (i)	40,000	38,315
Residential Capital Corp. 6.375% 6/30/10	30,000	30,483
Washington Mutual, Inc. 4.625% 4/1/14	100,000	94,036
		191,062

TOTAL FINANCIALS		1,923,025

See accompanying notes which are an integral part of the financial statements.

55 Annual Report

55

VIP Asset Manager: Growth Portfolio
Investments - continued

Corporate Bonds continued
	Principal	Value (Note 1)
	Amount
Nonconvertible Bonds – continued

INDUSTRIALS – 0.1%
Aerospace & Defense – 0.0%
BAE Systems Holdings, Inc. 4.75% 8/15/10 (c)	$ 30,000	$ 29,463
Airlines – 0.1%
American Airlines, Inc. pass thru trust certificates:
6.855% 10/15/10	3,323	3,380
6.978% 10/1/12	8,328	8,586
7.024% 4/15/11	20,000	20,506
7.858% 4/1/13	25,000	26,359
Delta Air Lines, Inc. pass thru trust certificates 7.57% 11/18/10	30,000	29,559
		88,390
Industrial Conglomerates 0.0%
Hutchison Whampoa International 03/13 Ltd. 6.5% 2/13/13 (c)	10,000	10,589
Hutchison Whampoa International 03/33 Ltd. 7.45% 11/24/33 (c)	25,000	28,876
		39,465

TOTAL INDUSTRIALS		157,318

INFORMATION TECHNOLOGY 0.0%
Semiconductors & Semiconductor Equipment – 0.0%
Chartered Semiconductor Manufacturing Ltd. 6.375% 8/3/15	40,000	39,769

MATERIALS 0.0%
Metals & Mining – 0.0%
Newmont Mining Corp. 5.875% 4/1/35	25,000	24,671
Paper & Forest Products 0.0%
International Paper Co. 4.25% 1/15/09	20,000	19,411

TOTAL MATERIALS		44,082

TELECOMMUNICATION SERVICES 0.2%
Diversified Telecommunication Services – 0.2%
AT&T Broadband Corp. 8.375% 3/15/13	50,000	57,874
BellSouth Capital Funding Corp. 7.875% 2/15/30	25,000	30,180
BellSouth Corp. 5.2% 9/15/14	15,000	14,920
British Telecommunications PLC 8.875% 12/15/30	50,000	66,897
SBC Communications, Inc.:
6.15% 9/15/34	30,000	30,134
6.45% 6/15/34	15,000	15,609
Sprint Capital Corp.:
6.875% 11/15/28	25,000	27,317

See accompanying notes which are an integral part of the financial statements.
VIP Asset Manager: Growth Portfolio	56

	Principal	Value (Note 1)
	Amount
8.375% 3/15/12	$ 25,000	$ 28,974
Telecom Italia Capital:
4.95% 9/30/14	25,000	23,877
5.25% 11/15/13	50,000	49,064
Verizon Global Funding Corp.:
5.85% 9/15/35	40,000	38,547
7.75% 12/1/30	30,000	35,660
Verizon New York, Inc. 6.875% 4/1/12	5,000	5,212
		424,265
Wireless Telecommunication Services – 0.0%
America Movil SA de CV 4.125% 3/1/09	20,000	19,440
AT&T Wireless Services, Inc. 7.875% 3/1/11	5,000	5,610
		25,050

TOTAL TELECOMMUNICATION SERVICES		449,315

UTILITIES 0.2%
Electric Utilities – 0.1%
Cleveland Electric Illuminating Co. 5.65% 12/15/13	30,000	30,583
Exelon Corp.:
4.9% 6/15/15	40,000	38,175
6.75% 5/1/11	30,000	31,939
FirstEnergy Corp. 6.45% 11/15/11	15,000	15,900
Progress Energy, Inc. 7.1% 3/1/11	50,000	53,946
TXU Energy Co. LLC 7% 3/15/13	80,000	85,253
		255,796
Independent Power Producers & Energy Traders 0.0%
Constellation Energy Group, Inc. 7% 4/1/12	55,000	60,010
Multi-Utilities – 0.1%
Dominion Resources, Inc.:
4.75% 12/15/10	30,000	29,319
5.95% 6/15/35	30,000	29,283
6.25% 6/30/12	45,000	47,079
MidAmerican Energy Holdings, Inc. 5.875% 10/1/12	40,000	41,295
		146,976

TOTAL UTILITIES		462,782

TOTAL NONCONVERTIBLE BONDS		4,216,605

TOTAL CORPORATE BONDS
(Cost $4,739,792)		4,831,034

See accompanying notes which are an integral part of the financial statements.

57 Annual Report

57

VIP Asset Manager: Growth Portfolio
Investments - continued

U.S. Government and Government Agency Obligations 3.1%
	Principal	Value (Note 1)
	Amount
U.S. Government Agency Obligations – 0.5%
Fannie Mae:
3.25% 1/15/08	$ 71,000	$ 68,972
3.25% 8/15/08	90,000	86,771
3.25% 2/15/09	270,000	258,609
3.375% 12/15/08	29,000	27,951
4.625% 5/1/13	200,000	194,239
4.75% 12/15/10	165,000	165,002
5.5% 3/15/11	35,000	36,178
6.25% 2/1/11	105,000	110,892
Freddie Mac:
4% 6/12/13	87,000	82,249
5.875% 3/21/11	170,000	177,147

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		1,208,010
U.S. Treasury Inflation Protected Obligations – 0.5%
U.S. Treasury Inflation Indexed Bonds 2.375% 1/15/25	211,342	222,442
U.S. Treasury Inflation Indexed Notes:
0.875% 4/15/10	210,284	199,970
2% 1/15/14	1,024,100	1,018,429

TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		1,440,841
U.S. Treasury Obligations – 2.1%
U.S. Treasury Bills, yield at date of purchase 3.67% to 3.98% 1/12/06 to 3/9/06 (e)	800,000	795,890
U.S. Treasury Bonds 6.25% 5/15/30	255,000	316,698
U.S. Treasury Notes:
3.875% 7/31/07	291,000	288,636
4.375% 12/15/10	25,000	25,020
4.75% 5/15/14	620,000	635,088
6.5% 2/15/10	3,400,000	3,667,617

TOTAL U.S. TREASURY OBLIGATIONS		5,728,949

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $8,407,767)		8,377,800

U.S. Government Agency
Mortgage Securities 2.8%

Fannie Mae – 2.6%
3.477% 4/1/34 (i)	18,807	18,690
3.726% 1/1/35 (i)	20,517	20,221
3.793% 6/1/34 (i)	20,948	20,189
3.83% 1/1/35 (i)	19,131	18,891
3.889% 12/1/34 (i)	20,109	20,086
3.952% 5/1/34 (i)	10,777	10,939

See accompanying notes which are an integral part of the financial statements.
VIP Asset Manager: Growth Portfolio	58

		Principal	Value (Note 1)
		Amount
3.964% 1/1/35 (i)		$18,864	$18,696
3.993% 1/1/35 (i)		18,777	18,642
4.029% 2/1/35 (i)		19,807	19,608
4.034% 10/1/18 (i)		13,025	12,783
4.037% 1/1/35 (i)		20,509	20,378
4.095% 2/1/35 (i)		19,626	19,489
4.099% 2/1/35 (i)		19,401	19,229
4.101% 2/1/35 (i)		19,752	19,579
4.105% 2/1/35 (i)		19,070	18,923
4.111% 1/1/35 (i)		7,259	7,187
4.122% 1/1/35 (i)		20,246	20,063
4.123% 1/1/35 (i)		18,538	18,481
4.126% 2/1/35 (i)		19,429	19,377
4.161% 2/1/35 (i)		20,018	19,836
4.176% 1/1/35 (i)		17,716	17,581
4.176% 1/1/35 (i)		19,117	18,959
4.196% 11/1/34 (i)		42,971	43,419
4.205% 3/1/34 (i)		16,647	16,407
4.272% 10/1/34 (i)		74,681	74,385
4.288% 8/1/33 (i)		10,572	10,451
4.291% 1/1/35 (i)		20,544	20,299
4.299% 3/1/35 (i)		21,153	20,990
4.332% 1/1/35 (i)		18,837	18,574
4.447% 4/1/34 (i)		13,269	13,206
4.467% 8/1/34 (i)		18,820	18,604
4.48% 1/1/35 (i)		17,462	17,383
4.5% 5/1/19 to 10/1/33		1,260,105	1,197,365
4.5% 1/1/21 (d)		522,483	508,278
4.5% 1/1/21 (d)		120,000	116,738
4.5% 1/1/36 (d)		400,000	376,750
4.522% 3/1/35 (i)		22,964	22,634
4.545% 2/1/35 (i)		19,522	19,424
4.545% 7/1/35 (i)		22,339	22,174
4.674% 11/1/34 (i)		20,485	20,333
4.695% 3/1/35 (i)		27,045	26,948
4.729% 7/1/34 (i)		16,874	16,754
4.816% 12/1/32 (i)		19,108	19,102
5% 7/1/18		632,864	627,003
5% 1/1/36 (d)		356,171	345,152
5.5% 4/1/16 to 9/1/34		1,919,153	1,912,575
5.5% 1/1/36 (d)		400,000	396,125
6% 4/1/13 to 4/1/33		290,696	295,100
6.5% 5/1/17 to 1/1/33		528,912	543,980
6.5% 1/1/36 (d)		30,447	31,237
7.5% 5/1/24 to 2/1/28		27,222	28,591

TOTAL FANNIE MAE			7,177,808
Freddie Mac 0.1%
4.056% 12/1/34 (i)		18,017	17,821
4.103% 12/1/34 (i)		18,515	18,260
4.188% 1/1/35 (i)		15,898	15,690
4.3% 5/1/35 (i)		20,973	20,796

See accompanying notes which are an integral part of the financial statements.
	59		Annual Report
59

VIP Asset Manager: Growth Portfolio
Investments - continued

U.S. Government Agency
Mortgage Securities continued
	Principal	Value (Note 1)
	Amount
Freddie Mac – continued
4.364% 3/1/35 (i)	$ 23,014	$ 22,568
4.39% 2/1/35 (i)	21,651	21,448
4.445% 3/1/35 (i)	23,794	23,350
4.49% 3/1/35 (i)	31,225	30,803
5.017% 4/1/35 (i)	20,096	20,068
6% 5/1/33	40,208	40,730
7.5% 8/1/28	4,744	4,992

TOTAL FREDDIE MAC		236,526
Government National Mortgage Association – 0.1%
6.5% 8/15/27	62,737	65,694
7% 7/15/28 to 7/15/32	88,765	93,257
7.5% 1/15/26 to 8/15/28	43,221	45,518
8.5% 11/15/30	19,681	21,244

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		225,713

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $7,645,981)		7,640,047

Asset Backed Securities 0.2%

ACE Securities Corp. Series 2005 SD1 Class A1, 4.7788% 11/25/50 (i)	12,455	12,470
Ameriquest Mortgage Securities, Inc. Series 2004 R2 Class M1, 4.8088% 4/25/34 (i)	5,000	5,000
Amortizing Residential Collateral Trust Series 2002 BC1 Class M2, 5.4788% 1/25/32 (i)	2,653	2,664
Argent Securities, Inc. Series 2004 W5 Class M1, 4.9788% 4/25/34 (i) .	15,000	15,018
Capital One Multi Asset Execution Trust:
Series 2003 B4 Class B4, 5.1694% 7/15/11 (i)	25,000	25,357
Series 2004 6 Class B, 4.15% 7/16/12	40,000	38,904
CDC Mortgage Capital Trust Series 2004 HE2 Class M2, 5.5788% 7/26/34 (i)	10,000	10,081
Cendant Timeshare Receivables Funding LLC Series 2005 1A Class A1, 4.67% 5/20/17 (c)	12,012	11,888
Citibank Credit Card Issuance Trust Series 2002 C1 Class C1, 5.2806% 2/9/09 (i)	50,000	50,412

See accompanying notes which are an integral part of the financial statements.
VIP Asset Manager: Growth Portfolio	60

	Principal	Value (Note 1)
	Amount
Countrywide Home Loans, Inc.:
Series 2004 2 Class M1, 4.8788% 5/25/34 (i)	$ 25,000	$25,046
Series 2004 4:
Class A, 4.7488% 8/25/34 (i)	8,119	8,127
Class M1, 4.8588% 7/25/34 (i)	25,000	25,079
Class M2, 4.9088% 6/25/34 (i)	15,000	15,019
Series 2005 1:
Class MV1, 4.7788% 7/25/35 (i)	25,000	25,000
Class MV2, 4.8188% 7/25/35 (i)	25,000	24,992
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc. Series 2005 1A:
Class B, 4.878% 6/15/35 (c)	32,000	31,164
Class C, 5.074% 6/15/35 (c)	29,000	28,311
Discover Card Master Trust I Series 2003 4 Class B1, 4.6994% 5/16/11 (i)	30,000	30,172
Fremont Home Loan Trust:
Series 2004 A:
Class M1, 4.9288% 1/25/34 (i)	25,000	25,077
Class M2, 5.5288% 1/25/34 (i)	25,000	25,302
Series 2005 A:
Class M1, 4.8088% 1/25/35 (i)	25,000	25,084
Class M2, 4.8388% 1/25/35 (i)	25,000	25,024
Class M3, 4.8688% 1/25/35 (i)	25,000	25,062
Class M4, 5.0588% 1/25/35 (i)	25,000	25,166
HSBC Home Equity Loan Trust Series 2005 2:
Class M1, 4.83% 1/20/35 (i)	7,773	7,774
Class M2, 4.86% 1/20/35 (i)	7,773	7,776
Long Beach Mortgage Loan Trust Series 2004 2 Class M1, 4.9088% 6/25/34 (i)	25,000	25,054
Morgan Stanley Dean Witter Capital I Trust Series 2003 NC1 Class M1, 5.4288% 11/25/32 (i)	9,360	9,412
National Collegiate Student Loan Trust Series 2005 GT1 Class AIO, 6.75% 12/25/09 (k)	50,000	11,926

See accompanying notes which are an integral part of the financial statements.

61 Annual Report

61

VIP Asset Manager: Growth Portfolio
Investments - continued

Asset Backed Securities continued
	Principal	Value (Note 1)
	Amount
Park Place Securities, Inc. Series 2005 WCH1 Class M2, 4.8988% 1/25/35 (i)	$ 25,000	$ 25,027
Volkswagen Auto Lease Trust Series 2005 A Class A4, 3.94% 10/20/10 .	55,000	54,153
TOTAL ASSET BACKED SECURITIES
(Cost $678,705)		676,541

Collateralized Mortgage Obligations 0.3%

Private Sponsor 0.2%
Adjustable Rate Mortgage Trust floater:
Series 2005 1 Class 5A2, 4.7088% 5/25/35 (i)	14,571	14,522
Series 2005 2 Class 6A2, 4.6588% 6/25/35 (i)	13,890	13,894
Series 2005 3 Class 8A2, 4.6188% 7/25/35 (i)	40,290	40,249
Bear Stearns Alt A Trust floater Series 2005 1 Class A1, 4.6588% 1/25/35 (i)	27,943	27,943
CS First Boston Mortgage Securities Corp. floater:
Series 2004 AR3 Class 6A2, 4.7488% 4/25/34 (i)	5,785	5,792
Series 2004 AR5 Class 11A2, 4.7488% 6/25/34 (i)	8,788	8,771
Impac CMB Trust floater Series 2005 1:
Class M1, 4.8388% 4/25/35 (i)	19,083	19,075
Class M2, 4.8788% 4/25/35 (i)	19,083	19,076
Lehman Structured Securities Corp. floater Series 2005 1 Class A2, 4.59% 9/26/45 (c)(i)	32,953	32,953
Merrill Lynch Mortgage Investors, Inc. floater:
Series 2005 A Class A2, 4.9338% 2/25/30 (i)	28,694	28,665
Series 2005 B Class A2, 4.79% 7/25/30 (i)	26,612	26,595
Opteum Mortgage Acceptance Corp. floater Series 2005 3 Class APT, 4.6688% 7/25/35 (i)	22,727	22,740
Sequoia Mortgage Trust floater:
Series 2005 1 Class A2, 4.1% 2/20/35 (i)	20,733	20,654
Series 2005 2 Class A2, 4.29% 3/20/35 (i)	23,165	23,165
Thornburg Mortgage Securities Trust floater Series 2005 3 Class A4, 4.6488% 10/25/35 (i)	34,677	34,677
Wells Fargo Mortgage Backed Securities Trust:
Series 2005 AR10 Class 2A2, 4.1101% 6/25/35 (i)	40,033	39,299

See accompanying notes which are an integral part of the financial statements.
VIP Asset Manager: Growth Portfolio	62

	Principal	Value (Note 1)
	Amount
Series 2005 AR12 Class 2A6, 4.3214% 7/25/35 (i)	$ 45,188	$ 44,224
Series 2005 AR4 Class 2A2, 4.5345% 4/25/35 (i)	39,399	38,616
Series 2005 AR9 Class 2A1, 4.3624% 5/25/35 (i)	20,693	20,424

TOTAL PRIVATE SPONSOR		481,334
U.S. Government Agency – 0.1%
Fannie Mae planned amortization class:
Series 1999 54 Class PH, 6.5% 11/18/29	100,000	103,822
Series 1999 57 Class PH, 6.5% 12/25/29	100,000	103,329
Fannie Mae Grantor Trust Series 2005 90 Class FG, 4.6288% 10/25/35 (i)	113,906	113,631
Fannie Mae guaranteed REMIC pass thru certificates planned amortization class Series 2004 81 Class KC, 4.5%
4/25/17	75,000	73,367

TOTAL U.S. GOVERNMENT AGENCY		394,149

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $853,365)		875,483

Commercial Mortgage Securities 0.3%

Asset Securitization Corp. sequential pay Series 1995 MD4 Class A1, 7.1% 8/13/29	6,367	6,477
Bank of America Large Loan, Inc. Series 2005 MIB1:
Class C, 4.6794% 3/15/22 (c)(i)	5,000	5,001
Class D, 4.7294% 3/15/22 (c)(i)	5,000	5,001
Class F, 4.8394% 3/15/22 (c)(i)	5,000	5,001
Class G, 4.8994% 3/15/22 (c)(i)	5,000	5,001
Bayview Commercial Asset Trust floater Series 2004 3 Class A1, 4.7488% 1/25/35 (c)(i)	45,290	45,339
COMM:
floater Series 2002 FL7 Class D, 4.9394% 11/15/14 (c)(i)	2,286	2,293
Series 2004 LBN2 Class X2, 1.1989% 3/10/39 (c)(i)(k)	56,948	1,927
Commercial Mortgage Pass-Through Certificates Series 2005 FL11:
Class B, 4.6194% 11/15/17 (c)(i)	14,999	14,999
Class E, 4.7594% 11/15/17 (c)(i)	5,000	5,000
Class F, 4.8194% 11/15/17 (c)(i)	5,000	5,000

See accompanying notes which are an integral part of the financial statements.

63 Annual Report

63

VIP Asset Manager: Growth Portfolio
Investments - continued

Commercial Mortgage Securities continued
	Principal	Value (Note 1)
	Amount
CS First Boston Mortgage Securities Corp.:
sequential pay:
Series 1999 C1 Class A2, 7.29% 9/15/41	$50,000	$ 53,200
Series 2004 C1 Class A3, 4.321% 1/15/37	20,000	19,281
Series 1998 C1 Class D, 7.17% 5/17/40	15,000	16,231
Series 2004 C1 Class ASP, 1.1065% 1/15/37 (c)(i)(k)	280,280	9,098
Deutsche Mortgage & Asset Receiving Corp. sequential pay Series 1998 C1 Class D, 7.231% 6/15/31	120,000	125,481
Fannie Mae sequential pay Series 1999 10 Class MZ, 6.5% 9/17/38	39,384	40,640
GS Mortgage Securities Corp. II:
sequential pay Series 2001 LIBA Class A2, 6.615% 2/14/16 (c)	25,000	26,742
Series 1998 GLII Class E, 7.1906% 4/13/31 (i)	45,000	46,636
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002 1A Class B, 4.13% 11/20/37 (c)	100,000	93,131
Morgan Stanley Capital I, Inc.:
sequential pay Series 2004 HQ3 Class A2, 4.05% 1/13/41	20,000	19,276
Series 2005 IQ9 Class X2, 1.203% 7/15/56 (c)(i)(k)	245,000	11,308
Thirteen Affiliates of General Growth Properties, Inc. Series 1:
Class D2, 6.992% 11/15/07 (c)	140,000	144,028
Class E2, 7.224% 11/15/07 (c)	100,000	103,542
Wachovia Bank Commercial Mortgage Trust sequential pay Series 2003 C6 Class A2, 4.498% 8/15/35	30,000	29,460
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $841,423)		839,093

Foreign Government and Government
Agency Obligations 0.1%
	Principal	Value (Note 1)
	Amount
United Mexican States:
5.875% 1/15/14	$5,000	$ 5,175
6.75% 9/27/34	25,000	27,344
7.5% 4/8/33	100,000	118,400
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $124,964)		150,919

Fixed Income Funds 10.9%
	Shares
Fidelity Floating Rate Central Investment Portfolio (j)	49,778	4,991,240
Fidelity High Income Central Investment Portfolio 1 (j)	227,807	22,060,795
Fidelity Ultra Short Central Fund (j)	28,142	2,799,003
TOTAL FIXED-INCOME FUNDS
(Cost $29,261,290)		29,851,038

Money Market Funds 13.8%

Fidelity Cash Central Fund, 4.28% (b)
(Cost $37,879,849)	37,879,849	37,879,849

TOTAL INVESTMENT PORTFOLIO 100.4%
(Cost $250,320,665)		274,910,472

NET OTHER ASSETS (0.4)%		(1,155,053)
NET ASSETS 100%		$ 273,755,419

See accompanying notes which are an integral part of the financial statements.
VIP Asset Manager: Growth Portfolio	64

Futures Contracts
	Expiration	Underlying	Unrealized
	Date	Face Amount	Appreciation/
		at Value	(Depreciation)
Purchased

Equity Index Contracts
47 S&P 500 Index Contracts	March 2006	14,743,900	$(148,873)

The face value of futures purchased as a percentage of net assets - 5.4%

Swap Agreements
	Expiration	Notional	Value
	Date	Amount

Credit Default Swaps
Receive quarterly a fixed rate of .4% multiplied by the notional amount and pay to Morgan Stanley, Inc., upon each default event of one of the issues of Dow Jones CDX N.A. Investment Grade 4, par value of the
proportional notional amount (g)	June 2010	$500,000	$(1,985)
Receive quarterly a fixed rate of .45% multiplied by the notional amount and pay to Goldman Sachs, upon each default event of one of the issues of Dow Jones CDX N.A. Investment Grade 5, par value of the
proportional notional amount (h)	Dec. 2010	700,000	(63)
Receive quarterly a fixed rate of .5% multiplied by the notional amount and pay to Merrill Lynch, Inc., upon each default event of one of the issues of Dow Jones CDX N.A. Investment Grade 3, par value of the
proportional notional amount (f)	March 2010	74,400	237
Receive quarterly a fixed rate of .7% multiplied by the notional amount and pay to Deutsche Bank, upon each default event of one of the issues of Dow Jones CDX N.A. Investment Grade 3, par value of the
proportional notional amount (f)	March 2015	74,400	228
Receive quarterly notional amount multiplied by .41% and pay Goldman Sachs upon default event of
Sempra Energy, par value of the notional amount of Sempra Energy 7.95% 3/1/10	Sept. 2010	20,000	7

	Expiration	Notional	Value
	Date	Amount

Credit Default Swaps continued
Receive quarterly notional amount multiplied by .42% and pay Morgan Stanley, Inc. upon default event of
Sempra Energy, par value of the notional amount of Sempra Energy 6% 2/1/13	Sept. 2010	$25,000	$19
Receive monthly notional amount multiplied by 1.6% and pay Morgan Stanley, Inc. upon default event of
Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series
2005 WHQ2 Class M7, 5.4413% 5/25/35	June 2035	10,000	45
Receive monthly notional amount multiplied by 2.79% and pay Merrill Lynch, Inc. upon default event of New
Century Home Equity Loan Trust, par value of the notional amount of New Century Home Equity Loan Trust
Series 2004 4 Class M9, 7.0788% 2/25/35	March 2035	15,000	(34)
Receive monthly notional amount multiplied by 3.3% and pay to Morgan Stanley, Inc. upon each default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage
Securities, Inc. Series 2004 R11, Class M9, 7.6913% 11/25/34	Dec 2034	10,000	64
TOTAL CREDIT DEFAULT SWAPS		$1,428,800	$(1,482)
Interest Rate Swaps
Receive quarterly a fixed rate equal to 4.3875% and pay quarterly a floating rate based on 3 month LIBOR
with Credit Suisse First Boston	March 2010	75,000	(1,238)
Receive semi annually a fixed rate equal to 4.492% and pay quarterly a floating rate based on 3 month
LIBOR with Lehman Brothers, Inc.	Sept. 2010	500,000	(2,350)

See accompanying notes which are an integral part of the financial statements.

65 Annual Report

65

VIP Asset Manager: Growth Portfolio
Investments - continued

Swap Agreements continued
	Expiration	Notional	Value
	Date	Amount

Interest Rate Swaps continued
Receive quarterly a fixed rate equal to 4.774% and pay quarterly a floating rate based on 3 month LIBOR
with Credit Suisse First Boston	March 2015	$75,000	$(656)
Receive semi annually a fixed rate equal to 4.378% and pay quarterly a floating rate based on 3 month
LIBOR with Lehman Brothers, Inc.	Sept. 2008	900,000	(747)
Receive semi annually a fixed rate equal to 4.921% and pay quarterly a floating rate based on 3 month
LIBOR with Lehman Brothers, Inc.	Dec. 2008	250,000	620
Receive semi annually a fixed rate equal to 4.93% and pay quarterly a floating rate based on 3 month
LIBOR with Lehman Brothers, Inc.	Nov. 2010	1,000,000	3,495
TOTAL INTEREST RATE SWAPS		$2,800,000	$(876)
Total Return Swaps
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ Index and pay monthly a floating rate
based on 1 month LIBOR minus 25 basis points with Deutsche Bank	April 2006	75,000	827
Receive monthly a return equal to Lehman Brothers CMBS U.S. Aggregate Index and pay monthly a floating
rate based on 1 month LIBOR minus 15 basis points with Citibank	April 2006	105,000	511

	Expiration	Notional	Value
	Date	Amount

Total Return Swaps continued
Receive monthly a return equal to Lehman Brothers CMBS U.S. Aggregate Index and pay monthly a floating
rate based on 1 month LIBOR minus 20 basis points with Lehman Brothers, Inc.	March 2006	$545,000	$2,841
Receive quarterly a return equal to Bank of America Securities LLC AAA 10Yr Commercial Mortgage Backed
Securities Daily Index and pay quarterly a floating rate based on 3 month LIBOR minus 30 basis points
with Bank of America	May 2006	200,000	1,902
TOTAL TOTAL RETURN SWAPS		$925,000	$6,081
		$5,153,800	$3,723

Legend

(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $1,022,914 or 0.4% of net assets.

(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $795,890.

(f) Dow Jones CDX N.A. Investment Grade 3 is a tradable index of credit default swaps on investment grade debt of U.S. companies.

(g) Dow Jones CDX N.A. Investment Grade 4 is a tradable index of credit default swaps on investment grade debt of U.S. companies.

(h) Dow Jones CDX N.A. Investment Grade 5 is a tradable index of credit default swaps on investment grade debt of U.S. companies.

(i) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

See accompanying notes which are an integral part of the financial statements.

VIP Asset Manager: Growth Portfolio 66

(j) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited list of holdings for each fixed-income central fund, as of the investing fund’s report date, is available upon request or at advisor.fidelity.com. The reports are located just after the fund’s financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, the fixed-income central fund’s financial statements, which are not covered by the investing fund’s Report of Independent Registered Public Accounting Firm are available on the EDGAR
Database on the SEC’s web site, www.sec.gov., or upon request.

(k) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.

Affiliated Central Funds

Information regarding income received by the fund from the affiliated Central funds during the period is as follows:

Fund	Income received
Fidelity Cash Central Fund	$ 1,152,698
Fidelity Floating Rate Central Investment Portfolio	233,657
Fidelity High Income Central Investment Portfolio 1	1,663,726
Fidelity Securities Lending Cash Central Fund	1,772
Fidelity Ultra Short Central Fund	39,324
Total	$ 3,091,177

Additional information regarding the fund’s purchases and sales, including the ownership percentage, of the following fixed income Central Funds during the period is as follows:

	Value, beginning	Purchases	Sales	Value,	% ownership,
Fund	of period		Proceeds	end of period	end of period
Fidelity Floating Rate Central Investment Portfolio	$1,500,048	$3,482,107	$—	$4,991,240	0.8%
Fidelity High Income Central Investment Portfolio 1	22,921,904	—	—	22,060,795	2.1%
Fidelity Ultra Short Central Fund	—	2,799,848	—	2,799,003	0.0%
Total	$24,421,952	$6,281,955	$0	$29,851,038

Other Information

The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):

U.S.Government and U.S.Government Agency Obligations	5.8%
AAA,AA,A	1.5%
BBB	1.4%
BB	3.7%
B	4.4%
CCC,CC,C	0.6%
Not Rated	1.2%
Equities	72.5%
Short-Term Investments and Net Other Assets	8.9%
100.0%

We have used ratings from Moody’s Investors Services, Inc. Where Moody’s ratings are not available, we have used S&P ratings. Percentages are adjusted for the effect of futures contracts, if applicable.

Income Tax Information

At December 31, 2005, the fund had a capital loss carryforward of approximately $58,627,384 of which $38,871,131, $11,142,366 and $8,613,887 will expire on December 31, 2009, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

67 Annual Report

VIP Asset Manager: Growth Portfolio

Financial Statements

Statement of Assets and Liabilities
	December 31, 2005

Assets
Investment in securities, at value — See accompanying schedule:
Unaffiliated issuers (cost $183,179,526)	$ 207,179,585
Affiliated Central Funds (cost $67,141,139)	67,730,887
Total Investments (cost $250,320,665)		$274,910,472
Receivable for investments sold		407,051
Receivable for swap agreements		17
Receivable for fund shares sold		52,460
Dividends receivable		213,619
Interest receivable		537,764
Swap agreements, at value		3,723
Prepaid expenses		1,414
Total assets		276,126,520

Liabilities
Payable for investments purchased
Regular delivery	$ 100,854
Delayed delivery	1,763,876
Payable for fund shares redeemed	238,084
Accrued management fee	131,068
Distribution fees payable	1,688
Payable for daily variation on futures contracts	62,275
Other affiliated payables	24,908
Other payables and accrued expenses	48,348
Total liabilities		2,371,101

Net Assets		$273,755,419
Net Assets consist of:
Paid in capital		$304,099,504
Undistributed net investment income		5,885,132
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(60,668,552)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		24,439,335
Net Assets		$273,755,419

Statement of Assets and Liabilities continued
	December 31, 2005

Initial Class:
Net Asset Value, offering price and redemption price per share ($260,967,510 ÷ 20,118,933 shares)		$12.97
Service Class:
Net Asset Value, offering price and redemption price per share ($5,603,762 ÷ 435,036 shares)		$12.88
Service Class 2:
Net Asset Value, offering price and redemption price per share ($5,854,293 ÷ 457,158 shares)		$12.81
Investor Class:
Net Asset Value, offering price and redemption price per share ($1,329,854 ÷ 102,629 shares)		$12.96

See accompanying notes which are an integral part of the financial statements.
VIP Asset Manager: Growth Portfolio	68

Statement of Operations
		Year ended December 31, 2005

Investment Income
Dividends			$3,554,916
Interest			991,062
Income from affiliated Central Funds			3,091,177
Total income			7,637,155

Expenses
Management fee		$1,645,214
Transfer agent fees		200,525
Distribution fees		20,148
Accounting and security lending fees		118,938
Independent trustees’ compensation		1,306
Custodian fees and expenses		53,887
Registration fees		9
Audit		56,815
Legal		1,533
Miscellaneous		49,123
Total expenses before reductions		2,147,498
Expense reductions		(49,523)	2,097,975

Net investment income (loss)			5,539,180
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $4,059)		10,053,652
Foreign currency transactions		25,710
Futures contracts		399,961
Swap agreements		(22,264)
Total net realized gain (loss)			10,457,059
Change in net unrealized appreciation (depreciation) on:
Investment securities (net of increase in deferred foreign taxes of $5,890)		(5,866,389)
Assets and liabilities in foreign currencies		(69,566)
Futures contracts		(217,034)
Swap agreements		1,680
Total change in net unrealized appreciation (depreciation)			(6,151,309)
Net gain (loss)			4,305,750
Net increase (decrease) in net assets resulting from operations			$9,844,930

Statement of Changes in Net Assets
		Year ended	Year ended
		December 31,	December 31,
		2005	2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)		$5,539,180	$7,101,232
Net realized gain (loss)		10,457,059	7,086,339
Change in net unrealized appreciation (depreciation)		(6,151,309)	3,930,593
Net increase (decrease) in net assets resulting from operations		9,844,930	18,118,164
Distributions to shareholders from net investment income		(7,156,575)	(7,897,225)
Share transactions - net increase (decrease)		(47,376,524)	(40,448,482)
Total increase (decrease) in net assets		(44,688,169)	(30,227,543)
Net Assets
Beginning of period		318,443,588	348,671,131
End of period (including undistributed net investment income of $5,885,132 and undistributed net investment income of
$7,446,942, respectively)		$273,755,419	$318,443,588

See accompanying notes which are an integral part of the financial statements.

	69		Annual Report

Financial Highlights Initial Class
Years ended December 31,	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 12.78	$ 12.33	$ 10.33	$ 12.56	$ 14.41
Income from Investment Operations
Net investment income (loss)C	24	.26E	.26	.32	.32
Net realized and unrealized gain (loss)	25.47		2.06	(2.23)	(1.31)
Total from investment operations	49.73		2.32	(1.91)	(.99)
Distributions from net investment income	(.30)	(.28)	(.32)	(.32)	(.39)
Distributions from net realized gain	—	—	—	—	(.47)
Total distributions	(.30)	(.28)	(.32)	(.32)	(.86)
Net asset value, end of period	$ 12.97	$ 12.78	$ 12.33	$ 10.33	$ 12.56
Total ReturnA,B	3.89%	5.98%	23.34%	(15.53)%	(7.39)%
Ratios to Average Net AssetsD,F
Expenses before reductions	74%	.75%	.73%	.73%	.73%
Expenses net of fee waivers, if any	74%	.75%	.73%	.73%	.73%
Expenses net of all reductions	72%	.74%	.72%	.69%	.72%
Net investment income (loss)	1.93%	2.15%	2.33%	2.88%	2.55%
Supplemental Data
Net assets, end of period (000 omitted)	$ 260,968	$ 306,137	$ 335,285	$ 284,298	$ 399,273
Portfolio turnover rate	43%	57%	65%	149%	111%

A Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.
B Total returns would have been lower had certain expenses not been reduced during the periods shown.
C Calculated based on average shares outstanding during the period.
D Amounts do not include the activity of the affiliated central funds.
E Investment income per share reflects a special dividend which amounted to $.04 per share.
F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrange ments or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights Service Class
Years ended December 31,	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 12.69	$ 12.25	$ 10.27	$ 12.47	$ 14.32
Income from Investment Operations
Net investment income (loss)C	23	.25E	.24	.30	.31
Net realized and unrealized gain (loss)	24.46		2.05	(2.20)	(1.32)
Total from investment operations	47.71		2.29	(1.90)	(1.01)
Distributions from net investment income	(.28)	(.27)	(.31)	(.30)	(.37)
Distributions from net realized gain	—	—	—	—	(.47)
Total distributions	(.28)	(.27)	(.31)	(.30)	(.84)
Net asset value, end of period	$ 12.88	$ 12.69	$ 12.25	$ 10.27	$ 12.47
Total ReturnA,B	3.79%	5.85%	23.15%	(15.54)%	(7.57)%
Ratios to Average Net AssetsD,F
Expenses before reductions	84%	.88%	.85%	.84%	.83%
Expenses net of fee waivers, if any	84%	.88%	.85%	.84%	.83%
Expenses net of all reductions	82%	.87%	.84%	.80%	.82%
Net investment income (loss)	1.83%	2.02%	2.21%	2.77%	2.44%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,604	$ 5,907	$ 6,692	$ 6,105	$ 9,542
Portfolio turnover rate	43%	57%	65%	149%	111%

A Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.
B Total returns would have been lower had certain expenses not been reduced during the periods shown.
C Calculated based on average shares outstanding during the period.
D Amounts do not include the activity of the affiliated central funds.
E Investment income per share reflects a special dividend which amounted to $.04 per share.
F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrange ments or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.
VIP Asset Manager: Growth Portfolio	70

Financial Highlights Service Class 2
Years ended December 31,	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 12.61	$ 12.19	$ 10.21	$ 12.43	$ 14.30
Income from Investment Operations
Net investment income (loss)C	20	.22E	.22	.28	.28
Net realized and unrealized gain (loss)	25.46		2.05	(2.21)	(1.30)
Total from investment operations	45.68		2.27	(1.93)	(1.02)
Distributions from net investment income	(.25)	(.26)	(.29)	(.29)	(.38)
Distributions from net realized gain	—	—	—	—	(.47)
Total distributions	(.25)	(.26)	(.29)	(.29)	(.85)
Net asset value, end of period	$ 12.81	$ 12.61	$ 12.19	$ 10.21	$ 12.43
Total ReturnA,B	3.65%	5.63%	23.03%	(15.83)%	(7.66)%
Ratios to Average Net AssetsD,F
Expenses before reductions	1.03%	1.06%	1.05%	1.03%	1.00%
Expenses net of fee waivers, if any	1.03%	1.06%	1.05%	1.03%	1.00%
Expenses net of all reductions	1.02%	1.05%	1.04%	.99%	.99%
Net investment income (loss)	1.64%	1.84%	2.01%	2.58%	2.28%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,854	$ 6,399	$ 6,694	$ 4,044	$ 5,213
Portfolio turnover rate	43%	57%	65%	149%	111%

A Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.
B Total returns would have been lower had certain expenses not been reduced during the periods shown.
C Calculated based on average shares outstanding during the period.
D Amounts do not include the activity of the affiliated central funds.
E Investment income per share reflects a special dividend which amounted to $.04 per share.
F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrange ments or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights Investor Class
Year ended December 31,	2005G
Selected Per Share Data
Net asset value, beginning of period	$ 12.60
Income from Investment Operations
Net investment income (loss)E	10
Net realized and unrealized gain (loss)	26
Total from investment operations	36
Net asset value, end of period	$ 12.96
Total ReturnB,C,D	2.86%
Ratios to Average Net AssetsF,H
Expenses before reductions	96%A
Expenses net of fee waivers, if any	96%A
Expenses net of all reductions	94%A
Net investment income (loss)	1.83%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,330
Portfolio turnover rate	43%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.
D Total returns would have been lower had certain expenses not been reduced during the periods shown.
E Calculated based on average shares outstanding during the period.
F Amounts do not include the activity of the affiliated central funds.
G For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005.
H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

71 Annual Report

VIP Balanced Portfolio Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class’ dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns
Periods ended December 31, 2005	Past 1	Past 5	Past 10
	year	years	years
VIP Balanced - Initial Class	5.77%	3.36%	6.44%
VIP Balanced - Service ClassA	5.61%	3.25%	6.33%
VIP Balanced - Service Class 2B	5.53%	3.09%	6.23%
VIP Balanced - Investor ClassC	5.69%	3.35%	6.43%

A The initial offering of Service Class shares took place on November 3, 1997. Performance for Service Class shares reflects an asset based service fee (12b 1 fee), and returns prior to
November 3, 1997 are those of Initial Class and do not include the effects of Service Class’ 12b 1 fee. Had Service Class shares’ 12b 1 fee been reflected, returns prior to November 3, 1997 would have been lower.
B The initial offering of Service Class 2 shares took place on January 12, 2000. Performance for Service Class 2 shares reflects an asset based service fee (12b 1 fee). Returns from November 3, 1997 through January 12, 2000 are those of Service Class which reflects a different 12b 1 fee. Service Class 2 returns prior to November 3, 1997 are those of
Initial Class, and do not include the effects of a 12b 1 fee. Had Service Class 2’s 12b 1 fee been reflected, returns prior to January 12, 2000 would have been lower.
C The initial offering of Investor Class shares took place on July 21, 2005. Returns prior to July 21, 2005 are those of Initial Class. If Investor Class’s transfer agent fee had been reflected, returns prior to July 21, 2005 would have been lower.

$10,000 Over 10 Years

Let’s say hypothetically that $10,000 was invested in VIP Balanced Portfolio Initial Class on December 31, 1995. The chart shows how the value of your investment would have changed, and also shows how the Standard & Poor’s 500SM Index performed over the same period.

VIP Balanced Portfolio 72

VIP Balanced Portfolio Management’s Discussion of Fund Performance

Comments from Lawrence Rakers and Ford O’Neil, Co Portfolio Managers of VIP Balanced Portfolio

U.S. equities outperformed investment grade and high yield debt during the 12 month period ending December 31, 2005, a positive year for all three asset classes. Energy and utilities were the two best performing equity market sectors, and significant contributors to the 4.91% gain of the Standard & Poor’s 500SM Index. Elsewhere, the NASDAQ Composite® Index returned 2.13%, while the Dow Jones Industrial AverageSM rose 1.72% . The investment grade bond market also ended 2005 in the black, marking six consecutive years of gains for the debt category. However, the 2.43% advance of the Lehman Brothers® Aggregate Bond Index was its lowest return in that streak, which reflects the trying investment conditions bonds encountered in the form of higher interest rates and rising inflation. Amid the uncertainty, Treasuries outperformed corporate, agency and mortgage backed debt. High yield also struggled, rising only 2.74% according to the Merrill Lynch® U.S. High Yield Master II Index. Intermittent weakness in the automotive and air transportation industries tempered high yield debt performance.

During the past year, the fund outperformed both the 4.00% return of the Fidelity Balanced 60/40 Composite Index and the 4.78% gain of the LipperSM Variable Annuity Balanced Funds Average. (For specific portfolio performance results, please refer to the performance section of this report.) While poor performance in the equity subportfolio during the period’s first half hampered overall results, both the equity and fixed income subportfolios comfort ably outperformed their respective benchmarks in the final six months, enabling the fund to finish ahead of its benchmarks. Stock picking in energy, industrials and health care added the most value versus the Fidelity Composite index. Diversified energy services provider Halliburton was by far the best overall contributor, aided by rising demand in its energy services division. News of strong same store sales boosted the stock price of clothing retailer Kohl’s, and I sold the position to lock in profits. Conversely, the fund was hurt by its position in satellite TV provider EchoStar Communications the equity subportfolio’s largest detractor as concerns about increasing competition hurt the stock. Also holding back performance was cardboard container maker Smurfit Stone Container, which suffered from weaker than expected demand for containerboard. In the fixed income subportfolio, an out of index exposure to high yield securities was helpful, as they outperformed investment grade bonds. In the investment grade category, our holdings in floating rate securities and securitized products aided performance, along with an overweighting in securities with longer maturities.

The views expressed in this statement reflect those of the portfolio managers only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as invest ment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

73 73 Annual Report

VIP Balanced Portfolio
Investment Changes

Top Five Stocks as of December 31, 2005
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
General Electric Co.	1.6	2.0
Halliburton Co.	1.2	2.3
American International Group, Inc.	1.2	1.2
Pride International, Inc.	1.2	1.0
National Oilwell Varco, Inc.	1.1	0.0
	6.3
Top Five Bond Issuers as of December 31, 2005
(with maturities greater than one year)	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Fannie Mae	10.2	11.1
U.S. Treasury Obligations	5.0	5.6
Freddie Mac	1.4	1.4
CS First Boston Mortgage Securities
Corp.	0.3	0.4
Goldman Sachs Group, Inc.	0.2	0.3
	17.1
Top Five Market Sectors as of December 31, 2005
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Financials	15.5	13.8
Information Technology	11.1	9.2
Energy	9.7	8.2
Industrials	8.6	8.6
Health Care	7.6	7.9

A Short Term Investments and Net Other Assets are not included in the pie chart. Percentages are adjusted for the effect of futures contracts and swaps, if applicable.

The information in the above tables is based on the combined investments of the fund and its pro rata share of the investments of Fidelity’s fixed income central funds. For an unaudited list of holdings for each fixed income central fund, visit advisor.fidelity.com.

VIP Balanced Portfolio 74

VIP Balanced Portfolio
Investments December 31, 2005
Showing Percentage of Net Assets
Common Stocks 67.9%
	Shares	Value
		(Note 1)
CONSUMER DISCRETIONARY 6.3%
Auto Components – 0.2%
American Axle & Manufacturing Holdings, Inc.	19,800	$362,934
LKQ Corp. (a)	5,100	176,562
		539,496
Diversified Consumer Services 0.1%
Carriage Services, Inc. Class A (a)	12,700	63,500
Service Corp. International (SCI)	16,400	134,152
		197,652
Hotels, Restaurants & Leisure 1.3%
Applebee’s International, Inc.	7,000	158,130
Boyd Gaming Corp.	4,600	219,236
Brinker International, Inc.	6,600	255,156
Carnival Corp. unit	4,500	240,615
Gaylord Entertainment Co. (a)	5,600	244,104
Kerzner International Ltd. (a)	8,900	611,875
McDonald’s Corp.	26,400	890,208
Outback Steakhouse, Inc.	10,200	424,422
Royal Caribbean Cruises Ltd.	12,000	540,720
Ruby Tuesday, Inc.	900	23,301
Six Flags, Inc. (a)	10,600	81,726
Starwood Hotels & Resorts Worldwide, Inc. unit	4,400	280,984
Station Casinos, Inc.	2,900	196,620
WMS Industries, Inc. (a)	10,000	250,900
		4,417,997
Household Durables 1.0%
Cyrela Brazil Realty SA	8,000	108,455
D.R. Horton, Inc.	15,000	535,950
Directed Electronics, Inc.	1,900	27,265
Interface, Inc. Class A (a)	30,212	248,343
KB Home	19,700	1,431,402
Pulte Homes, Inc.	1,000	39,360
Ryland Group, Inc.	6,800	490,484
Sharp Corp.	8,000	121,725
Standard Pacific Corp.	8,800	323,840
Techtronic Industries Co. Ltd.	142,000	337,892
		3,664,716
Internet & Catalog Retail 0.1%
eBay, Inc. (a)	11,200	484,400
Leisure Equipment & Products 0.1%
Brunswick Corp.	7,300	296,818
Media 2.2%
CCE Spinco, Inc. (a)	7,800	102,180
Citadel Broadcasting Corp.	24,700	331,968
Clear Channel Communications, Inc.	10,800	339,660
E.W. Scripps Co. Class A	6,600	316,932
EchoStar Communications Corp. Class A	20,036	544,378
Gannett Co., Inc.	700	42,399
Lagardere S.C.A. (Reg.)	3,300	253,936
Lamar Advertising Co. Class A (a)	19,200	885,888

See accompanying notes which are an integral part of the financial statements.
75		Annual Report

75

VIP Balanced Portfolio
Investments - continued

	Shares	Value
		(Note 1)
Liberty Global, Inc.:
Class A	13,000	$ 292,500
Class C (a)	11,100	235,320
Liberty Media Corp. Class A (a)	47,300	372,251
McGraw Hill Companies, Inc.	5,200	268,476
News Corp. Class A	44,700	695,085
NTL, Inc. (a)	13,600	925,888
Omnicom Group, Inc.	3,800	323,494
Radio One, Inc. Class D (non vtg.) (a)	11,000	113,850
Salem Communications Corp. Class A (a)	6,300	110,187
SES Global unit	4,228	72,577
The DIRECTV Group, Inc. (a)	16,300	230,156
TVN SA	24,756	594,418
Walt Disney Co.	27,000	647,190
		7,698,733
Multiline Retail – 0.4%
Dollar Tree Stores, Inc. (a)	4,600	110,124
Family Dollar Stores, Inc.	3,600	89,244
Federated Department Stores, Inc.	5,300	351,549
Fred’s, Inc. Class A	20,600	335,162
JCPenney Co., Inc.	7,000	389,200
Target Corp.	4,100	225,377
		1,500,656
Specialty Retail 0.9%
Aeropostale, Inc. (a)	12,100	318,230
Best Buy Co., Inc.	5,750	250,010
Big 5 Sporting Goods Corp.	9,500	207,955
Circuit City Stores, Inc.	3,800	85,842
Edgars Consolidated Stores Ltd.	10,300	57,234
Foot Locker, Inc.	13,400	316,106
Home Depot, Inc.	16,200	655,776
Linens ’N Things, Inc. (a)	5,600	148,960
OfficeMax, Inc.	4,700	119,192
Pacific Sunwear of California, Inc. (a)	15,300	381,276
Ross Stores, Inc.	6,700	193,630
Staples, Inc.	13,700	311,127
TJX Companies, Inc.	10,500	243,915
		3,289,253

TOTAL CONSUMER DISCRETIONARY		22,089,721

CONSUMER STAPLES 3.5%
Beverages 0.2%
The Coca Cola Co.	14,400	580,464
Food & Staples Retailing – 0.8%
CVS Corp.	23,700	626,154
Safeway, Inc.	20,100	475,566
Wal Mart de Mexico SA de CV Series V	12,800	71,040
Wal Mart Stores, Inc.	32,800	1,535,040
		2,707,800
Food Products – 0.7%
Archer Daniels Midland Co.	4,300	106,038

See accompanying notes which are an integral part of the financial statements.
VIP Balanced Portfolio	76

Common Stocks continued
		Shares	Value
			(Note 1)
CONSUMER STAPLES – continued
Food Products – continued
Bunge Ltd.		4,800	$271,728
Corn Products International, Inc.		20,500	489,745
General Mills, Inc.		6,600	325,512
Global Bio Chem Technology
Group Co. Ltd.		280,000	122,781
Groupe Danone		2,000	208,950
Kellogg Co.		5,500	237,710
Nestle SA (Reg.)		854	255,420
The J.M. Smucker Co.		7,000	308,000
TreeHouse Foods, Inc. (a)		5,040	94,349
Tyson Foods, Inc. Class A		10,500	179,550
			2,599,783
Household Products – 0.5%
Colgate Palmolive Co.		14,900	817,265
Procter & Gamble Co.		15,340	887,879
			1,705,144
Personal Products 0.2%
Alberto Culver Co.		4,400	201,300
Avon Products, Inc.		12,700	362,585
Playtex Products, Inc. (a)		1,400	19,138
			583,023
Tobacco – 1.1%
Altria Group, Inc.		51,850	3,874,232

TOTAL CONSUMER STAPLES			12,050,446

ENERGY 8.7%
Energy Equipment & Services – 5.7%
Basic Energy Services, Inc.		2,500	49,875
BJ Services Co.		47,400	1,738,158
Grant Prideco, Inc. (a)		68,000	3,000,160
Grey Wolf, Inc. (a)		52,800	408,144
Halliburton Co.		69,000	4,275,240
Nabors Industries Ltd. (a)		6,000	454,500
National Oilwell Varco, Inc. (a)		63,100	3,956,370
Pride International, Inc. (a)		132,800	4,083,600
Smith International, Inc.		1,200	44,532
Union Drilling, Inc.		12,400	180,172
Weatherford International Ltd. (a)		44,400	1,607,280
			19,798,031
Oil, Gas & Consumable Fuels 3.0%
Arch Coal, Inc.		1,900	151,050
Cabot Oil & Gas Corp.		6,500	293,150
Canadian Natural Resources Ltd.		5,300	262,732
Chesapeake Energy Corp.		23,600	748,828
CNX Gas Corp. (a)(f)		2,600	54,600
CONSOL Energy, Inc.		2,100	136,878
Double Hull Tankers, Inc.		9,600	126,432
El Paso Corp.		16,100	195,776

See accompanying notes which are an integral part of the financial statements.
	77		Annual Report

77

VIP Balanced Portfolio
Investments - continued

	Shares	Value
		(Note 1)
EnCana Corp.	13,300	$ 601,306
Energy Partners Ltd. (a)	3,300	71,907
Goodrich Petroleum Corp. (a)	3,800	95,570
Holly Corp.	10,200	600,474
Houston Exploration Co. (a)	4,700	248,160
International Coal Group, Inc. (a)	18,400	174,800
KCS Energy, Inc. (a)	1,900	46,018
Maritrans, Inc.	3,800	98,876
Massey Energy Co.	2,300	87,101
McMoRan Exploration Co. (a)(e)	9,700	191,769
OMI Corp.	9,600	174,240
Overseas Shipholding Group, Inc.	1,400	70,546
Penn Virginia Corp.	6,700	384,580
Petroleum Development Corp. (a)	4,400	146,696
Plains Exploration & Production Co. (a)	6,800	270,164
Quicksilver Resources, Inc. (a)	13,900	583,939
Range Resources Corp.	22,950	604,503
Southwestern Energy Co. (a)	10,400	373,776
Ultra Petroleum Corp. (a)	5,100	284,580
Valero Energy Corp.	67,000	3,457,200
		10,535,651

TOTAL ENERGY		30,333,682

FINANCIALS 12.9%
Capital Markets 1.9%
Affiliated Managers Group, Inc. (a)	1,000	80,250
Ameriprise Financial, Inc.	2,780	113,980
Ameritrade Holding Corp.	12,600	302,400
E*TRADE Financial Corp. (a)	43,300	903,238
Goldman Sachs Group, Inc.	7,300	932,283
Investors Financial Services Corp.	1,500	55,245
Janus Capital Group, Inc.	11,400	212,382
Lazard Ltd.:
unit	4,400	129,844
Class A	8,500	271,150
Lehman Brothers Holdings, Inc.	7,400	948,458
Merrill Lynch & Co., Inc.	21,100	1,429,103
Morgan Stanley	6,000	340,440
Nuveen Investments, Inc. Class A	5,600	238,672
Piper Jaffray Companies (a)	8,900	359,560
State Street Corp.	6,400	354,816
		6,671,821
Commercial Banks – 2.6%
Banco Nossa Caixa SA	5,100	76,447
Bank of America Corp.	85,400	3,941,210
China Construction Bank Corp.
(H Shares)	990,000	344,741
ICICI Bank Ltd. sponsored ADR	5,300	152,640
Mitsubishi UFJ Financial Group, Inc.	18	246,420
SVB Financial Group (a)	7,200	337,248
UCBH Holdings, Inc.	31,900	570,372
Unicredito Italiano Spa	37,700	259,619

See accompanying notes which are an integral part of the financial statements.
VIP Balanced Portfolio	78

Common Stocks continued
		Shares	Value
			(Note 1)
FINANCIALS – continued
Commercial Banks – continued
UnionBanCal Corp.		3,800	$261,136
Wachovia Corp.		36,900	1,950,534
Wells Fargo & Co.		5,600	351,848
Wilshire Bancorp, Inc.		16,700	287,073
Wintrust Financial Corp.		5,000	274,500
			9,053,788
Consumer Finance – 0.5%
American Express Co.		9,400	483,724
Capital One Financial Corp. (e)		5,000	432,000
MBNA Corp.		6,600	179,190
SLM Corp.		11,200	617,008
			1,711,922
Diversified Financial Services – 1.8%
Citigroup, Inc.		81,000	3,930,930
JPMorgan Chase & Co.		58,200	2,309,958
			6,240,888
Insurance – 3.6%
ACE Ltd.		23,100	1,234,464
AFLAC, Inc.		8,600	399,212
AMBAC Financial Group, Inc.		5,600	431,536
American International Group, Inc.		61,350	4,185,911
Aspen Insurance Holdings Ltd.		15,100	357,417
Axis Capital Holdings Ltd.		3,300	103,224
Endurance Specialty Holdings Ltd.		5,600	200,760
Hartford Financial Services Group, Inc.		10,200	876,078
Hilb Rogal & Hobbs Co.		4,400	169,444
IPC Holdings Ltd.		4,500	123,210
MBIA, Inc.		9,100	547,456
Montpelier Re Holdings Ltd.		11,700	221,130
Navigators Group, Inc. (a)		1,100	47,971
PartnerRe Ltd.		7,800	512,226
Platinum Underwriters Holdings Ltd.		8,200	254,774
PXRE Group Ltd.		22,400	290,304
Scottish Re Group Ltd.		38,600	947,630
Specialty Underwriters’ Alliance, Inc. (a)		13,100	80,696
T&D Holdings, Inc.		1,700	112,752
The St. Paul Travelers Companies, Inc.		13,549	605,234
Universal American Financial Corp. (a)		7,100	107,068
USI Holdings Corp. (a)		17,900	246,483
XL Capital Ltd. Class A		7,600	512,088
			12,567,068
Real Estate 0.8%
Apartment Investment & Management Co. Class A		5,400	204,498
CBL & Associates Properties, Inc.		2,900	114,579
Developers Diversified Realty Corp.		200	9,404
Digital Realty Trust, Inc.		3,800	85,994
Duke Realty Corp.		2,300	76,820
Education Realty Trust, Inc. (m)		4,406	51,114
Equity Lifestyle Properties, Inc.		900	40,050

See accompanying notes which are an integral part of the financial statements.
	79		Annual Report

79

VIP Balanced Portfolio
Investments - continued

	Shares	Value
		(Note 1)
Equity Office Properties Trust	5,700	$ 172,881
Equity Residential (SBI)	3,400	133,008
General Growth Properties, Inc.	7,200	338,328
Highwoods Properties, Inc. (SBI)	2,300	65,435
Mitsui Fudosan Co. Ltd.	13,000	264,069
Pennsylvania (REIT) (SBI)	2,800	104,608
Reckson Associates Realty Corp.	4,600	165,508
Trizec Properties, Inc.	10,000	229,200
United Dominion Realty Trust, Inc. (SBI)	25,700	602,408
Vornado Realty Trust	2,900	242,063
		2,899,967
Thrifts & Mortgage Finance – 1.7%
Countrywide Financial Corp.	11,100	379,509
Doral Financial Corp.	24,800	262,880
Fannie Mae	21,300	1,039,653
Fidelity Bankshares, Inc.	2,200	71,940
First Niagara Financial Group, Inc.	3,900	56,433
Freddie Mac	26,600	1,738,310
Golden West Financial Corp., Delaware	2,500	165,000
Hudson City Bancorp, Inc.	20,900	253,308
KNBT Bancorp, Inc.	4,000	65,160
MGIC Investment Corp.	2,000	131,640
NetBank, Inc.	30,300	217,554
New York Community Bancorp, Inc.	1,100	18,172
NewAlliance Bancshares, Inc.	15,500	225,370
R&G Financial Corp. Class B	29,900	394,680
Sovereign Bancorp, Inc.	27,800	601,036
W Holding Co., Inc.	34,700	285,581
		5,906,226

TOTAL FINANCIALS		45,051,680

HEALTH CARE 7.5%
Biotechnology – 0.8%
Biogen Idec, Inc. (a)	7,000	317,310
Cephalon, Inc. (a)	11,400	738,036
Charles River Laboratories International, Inc. (a)	9,600	406,752
Genentech, Inc. (a)	3,500	323,750
InterMune, Inc. (a)(e)	5,300	89,040
Invitrogen Corp. (a)	4,200	279,888
MedImmune, Inc. (a)	4,000	140,080
OSI Pharmaceuticals, Inc. (a)	12,500	350,500
Serologicals Corp. (a)	12,000	236,880
		2,882,236
Health Care Equipment & Supplies 2.1%
Bausch & Lomb, Inc.	3,600	244,440
Baxter International, Inc.	28,600	1,076,790
Becton, Dickinson & Co.	7,100	426,568
C.R. Bard, Inc.	8,800	580,096
CONMED Corp. (a)	6,400	151,424
Cooper Companies, Inc.	11,400	584,820
Cytyc Corp. (a)	5,100	143,973

See accompanying notes which are an integral part of the financial statements.
VIP Balanced Portfolio	80

Common Stocks continued
	Shares	Value
		(Note 1)
HEALTH CARE continued
Health Care Equipment & Supplies – continued
Dade Behring Holdings, Inc.	23,814	$ 973,754
Fisher & Paykel Healthcare Corp.	19,793	51,363
Fisher Scientific International, Inc. (a)	5,100	315,486
Guidant Corp.	3,000	194,250
INAMED Corp. (a)	1,100	96,448
Inverness Medical Innovations, Inc. (a)	4,700	111,437
Inverness Medical Innovations, Inc. (a)(m)	900	21,339
Kinetic Concepts, Inc. (a)	4,600	182,896
Medtronic, Inc.	4,200	241,794
St. Jude Medical, Inc. (a)	2,000	100,400
Synthes, Inc.	2,810	315,644
Thermo Electron Corp. (a)	15,000	451,950
Varian, Inc. (a)	8,400	334,236
Waters Corp. (a)	17,500	661,500
		7,260,608
Health Care Providers & Services 2.7%
Aetna, Inc.	4,600	433,826
American Retirement Corp. (a)	4,900	123,137
Cardinal Health, Inc.	17,700	1,216,875
Caremark Rx, Inc. (a)	6,200	321,098
Emdeon Corp. (a)	37,600	318,096
Health Net, Inc. (a)	15,000	773,250
Humana, Inc. (a)	8,900	483,537
IMS Health, Inc.	2,400	59,808
Medco Health Solutions, Inc. (a)	7,400	412,920
Omnicare, Inc.	4,100	234,602
Psychiatric Solutions, Inc. (a)	2,300	135,102
Quest Diagnostics, Inc.	2,600	133,848
Sierra Health Services, Inc. (a)	2,200	175,912
Sunrise Senior Living, Inc. (a)	12,700	428,117
UnitedHealth Group, Inc.	54,600	3,392,844
WebMD Health Corp. Class A	600	17,430
WellPoint, Inc. (a)	9,300	742,047
		9,402,449
Pharmaceuticals 1.9%
Atherogenics, Inc. (a)	16,100	322,161
Barr Pharmaceuticals, Inc. (a)	8,100	504,549
Cipla Ltd.	11,414	113,645
Johnson & Johnson	29,800	1,790,980
Novartis AG sponsored ADR	17,600	923,648
Pfizer, Inc.	25,000	583,000
Schering Plough Corp.	13,200	275,220
Teva Pharmaceutical Industries Ltd. sponsored ADR	20,900	898,909
Wyeth	25,900	1,193,213
		6,605,325

TOTAL HEALTH CARE		26,150,618

See accompanying notes which are an integral part of the financial statements.

81 Annual Report

81

VIP Balanced Portfolio
Investments - continued

	Shares	Value
		(Note 1)
INDUSTRIALS – 8.2%
Aerospace & Defense – 1.2%
EADS NV	11,600	$ 438,072
Goodrich Corp.	1,000	41,100
Hexcel Corp. (a)	14,700	265,335
Honeywell International, Inc.	23,800	886,550
Lockheed Martin Corp.	5,100	324,513
Meggitt PLC	32,778	204,273
Precision Castparts Corp.	11,850	613,949
Raytheon Co.	7,800	313,170
Rockwell Collins, Inc.	6,400	297,408
United Technologies Corp.	13,700	765,967
		4,150,337
Air Freight & Logistics – 0.3%
EGL, Inc. (a)	11,200	420,784
FedEx Corp.	2,500	258,475
Forward Air Corp.	500	18,325
UTI Worldwide, Inc.	3,000	278,520
		976,104
Airlines – 0.6%
ACE Aviation Holdings, Inc. Class A (a)	10,600	346,480
AirTran Holdings, Inc. (a)	72,500	1,162,175
Frontier Airlines, Inc. (a)(e)	73,500	679,140
		2,187,795
Building Products – 0.2%
American Standard Companies, Inc.	3,900	155,805
Masco Corp.	15,100	455,869
		611,674
Commercial Services & Supplies 0.4%
Banta Corp.	1,300	64,740
Cendant Corp.	30,200	520,950
Cintas Corp.	2,600	107,068
Corrections Corp. of America (a)	2,800	125,916
HNI Corp.	1,100	60,423
Kforce, Inc. (a)	10,100	112,716
PICO Holdings, Inc. (a)	1,000	32,260
The Brink’s Co.	6,200	297,042
		1,321,115
Construction & Engineering – 1.4%
Chicago Bridge & Iron Co. NV
(NY Shares)	11,200	282,352
Fluor Corp.	25,200	1,946,952
Foster Wheeler Ltd. (a)	10,100	371,478
Granite Construction, Inc.	5,900	211,869
Infrasource Services, Inc. (a)	8,100	105,948
McDermott International, Inc. (a)	4,700	209,667
Perini Corp. (a)	19,400	468,510
Punj Lloyd Ltd.	574	8,930
Shaw Group, Inc. (a)	24,100	701,069

See accompanying notes which are an integral part of the financial statements.
VIP Balanced Portfolio	82

Common Stocks continued
		Shares	Value
			(Note 1)
INDUSTRIALS – continued
Construction & Engineering – continued
URS Corp. (a)		14,600	$549,106
Washington Group International, Inc.		1,700	90,049
			4,945,930
Electrical Equipment 0.1%
Cooper Industries Ltd. Class A		1,900	138,700
Rockwell Automation, Inc.		600	35,496
			174,196
Industrial Conglomerates 2.3%
3M Co.		7,300	565,750
Carlisle Companies, Inc.		900	62,235
General Electric Co.		162,200	5,685,110
Smiths Group PLC		21,169	381,199
Tyco International Ltd.		51,000	1,471,860
			8,166,154
Machinery – 0.6%
Atlas Copco AB (B Shares)		14,400	287,293
Briggs & Stratton Corp.		8,400	325,836
Danaher Corp.		5,100	284,478
Deere & Co.		5,700	388,227
SPX Corp.		9,300	425,661
Timken Co.		9,800	313,796
Watts Water Technologies, Inc. Class A		2,700	81,783
			2,107,074
Marine – 0.1%
Alexander & Baldwin, Inc.		8,500	461,040
Road & Rail 0.6%
Burlington Northern Santa Fe Corp.		9,600	679,872
Laidlaw International, Inc.		29,200	678,316
Norfolk Southern Corp.		18,200	815,906
			2,174,094
Trading Companies & Distributors – 0.4%
UAP Holding Corp.		12,400	253,208
United Rentals, Inc. (a)		2,700	63,153
WESCO International, Inc. (a)		27,800	1,187,894
			1,504,255

TOTAL INDUSTRIALS			28,779,768

INFORMATION TECHNOLOGY 10.8%
Communications Equipment – 0.8%
Andrew Corp. (a)		14,000	150,220
Avaya, Inc. (a)		15,900	169,653
Avocent Corp. (a)		7,000	190,330
Dycom Industries, Inc. (a)		32,500	715,000
Harris Corp.		8,200	352,682
Juniper Networks, Inc. (a)		7,200	160,560
MasTec, Inc. (a)		19,800	207,306

See accompanying notes which are an integral part of the financial statements.
	83		Annual Report

83

VIP Balanced Portfolio
Investments - continued

	Shares	Value
		(Note 1)
Motorola, Inc.	27,500	$ 621,225
QUALCOMM, Inc.	8,400	361,872
		2,928,848
Computers & Peripherals 1.3%
Dell, Inc. (a)	7,400	221,926
EMC Corp. (a)	23,000	313,260
Hewlett Packard Co.	13,900	397,957
Maxtor Corp. (a)	143,900	998,666
McDATA Corp. Class A (a)	28,100	106,780
NCR Corp. (a)	8,900	302,066
Seagate Technology	53,000	1,059,470
Sun Microsystems, Inc. (a)	72,200	302,518
UNOVA, Inc. (a)	1,900	64,220
Western Digital Corp. (a)	33,200	617,852
		4,384,715
Electronic Equipment & Instruments – 2.2%
Agilent Technologies, Inc. (a)	26,300	875,527
Avnet, Inc. (a)	14,600	349,524
Bell Microproducts, Inc. (a)	19,500	149,175
Benchmark Electronics, Inc. (a)	8,600	289,218
Celestica, Inc. (sub. vtg.) (a)	52,600	558,328
Flextronics International Ltd. (a)	133,700	1,395,828
Hon Hai Precision Industry Co. Ltd. (Foxconn) unit	46,037	529,428
Ibiden Co. Ltd.	1,900	101,845
Ingram Micro, Inc. Class A (a)	28,800	573,984
KEMET Corp. (a)	10,300	72,821
Littelfuse, Inc. (a)	4,300	117,175
Mettler Toledo International, Inc. (a)	5,300	292,560
Molex, Inc.	8,600	223,170
Sanmina SCI Corp. (a)	2,800	11,928
Solectron Corp. (a)	248,900	910,974
Symbol Technologies, Inc.	64,600	828,172
Tektronix, Inc.	10,300	290,563
Vishay Intertechnology, Inc. (a)	18,700	257,312
		7,827,532
Internet Software & Services 0.6%
Google, Inc. Class A (sub. vtg.) (a)	2,950	1,223,837
Openwave Systems, Inc. (a)	6,600	115,302
Yahoo!, Inc. (a)	15,900	622,962
		1,962,101
IT Services 0.4%
Alliance Data Systems Corp. (a)	6,600	234,960
Ceridian Corp. (a)	22,500	559,125
First Data Corp.	12,700	546,227
Wright Express Corp.	5,900	129,800
		1,470,112
Office Electronics – 0.2%
Xerox Corp. (a)	49,400	723,710
Semiconductors & Semiconductor Equipment – 4.0%
Advanced Energy Industries, Inc. (a)	9,900	117,117
Agere Systems, Inc. (a)	81,000	1,044,900

See accompanying notes which are an integral part of the financial statements.
VIP Balanced Portfolio	84

Common Stocks continued
	Shares	Value
		(Note 1)
INFORMATION TECHNOLOGY – continued
Semiconductors & Semiconductor Equipment – continued
AMIS Holdings, Inc. (a)	4,200	$ 44,730
Amkor Technology, Inc. (a)	48,600	272,160
Analog Devices, Inc.	3,600	129,132
Applied Micro Circuits Corp. (a)	7,500	19,275
Asat Holdings Ltd. sponsored ADR (a)	33,200	25,564
ASM International NV (Nasdaq) (a)	9,800	164,836
ASML Holding NV (NY Shares) (a)	30,500	612,440
ATI Technologies, Inc. (a)	14,500	246,957
ATMI, Inc. (a)	39,300	1,099,221
Axcelis Technologies, Inc. (a)	73,800	352,026
Cascade Microtech, Inc.	6,500	81,900
Credence Systems Corp. (a)	34,300	238,728
Cymer, Inc. (a)	12,700	450,977
Cypress Semiconductor Corp. (a)	9,900	141,075
DSP Group, Inc. (a)	9,400	235,564
Fairchild Semiconductor International, Inc. (a)	47,100	796,461
FormFactor, Inc. (a)	11,800	288,274
Freescale Semiconductor, Inc.:
Class A (a)	42,200	1,063,018
Class B (a)	90,000	2,265,300
Integrated Device Technology, Inc. (a)	7,300	96,214
Intel Corp.	4,300	107,328
Intersil Corp. Class A	13,200	328,416
Linear Technology Corp.	3,600	129,852
LTX Corp. (a)	72,400	325,800
Maxim Integrated Products, Inc.	1,400	50,736
Microchip Technology, Inc.	5,900	189,685
National Semiconductor Corp.	46,000	1,195,080
ON Semiconductor Corp. (a)	24,900	137,697
Samsung Electronics Co. Ltd.	1,260	824,159
Silicon Laboratories, Inc. (a)	11,300	414,258
Teradyne, Inc. (a)	20,700	301,599
		13,790,479
Software 1.3%
Activision, Inc. (a)	12,433	170,829
BEA Systems, Inc. (a)	60,100	564,940
Citrix Systems, Inc. (a)	5,800	166,924
Cognos, Inc. (a)	12,300	429,027
FileNET Corp. (a)	6,000	155,100
Hyperion Solutions Corp. (a)	8,100	290,142
JDA Software Group, Inc. (a)	7,200	122,472
Macrovision Corp. (a)	16,506	276,145
McAfee, Inc. (a)	1,900	51,547
Microsoft Corp.	70,800	1,851,420
Nintendo Co. Ltd.	700	84,602
Oracle Corp. (a)	7,500	91,575
Symantec Corp. (a)	12,905	225,838

See accompanying notes which are an integral part of the financial statements.

85 Annual Report

85

VIP Balanced Portfolio
Investments - continued

	Shares	Value
		(Note 1)
Take Two Interactive Software, Inc. (a)	10,200	$ 180,540
TIBCO Software, Inc. (a)	1,500	11,205
		4,672,306

TOTAL INFORMATION TECHNOLOGY		37,759,803

MATERIALS 4.6%
Chemicals 1.8%
Air Products & Chemicals, Inc.	5,600	331,464
Airgas, Inc.	16,100	529,690
Albemarle Corp.	12,100	464,035
Ashland, Inc.	16,500	955,350
Celanese Corp. Class A	24,500	468,440
Chemtura Corp.	64,900	824,230
Cytec Industries, Inc.	1,300	61,919
Georgia Gulf Corp.	9,200	279,864
Lyondell Chemical Co.	10,600	252,492
Monsanto Co.	9,700	752,041
Mosaic Co. (a)	48,300	706,629
NOVA Chemicals Corp.	1,800	60,090
Praxair, Inc.	7,000	370,720
Rhodia SA (a)	167,059	357,969
		6,414,933
Construction Materials – 0.4%
Florida Rock Industries, Inc.	1,550	76,043
Martin Marietta Materials, Inc.	6,000	460,320
Rinker Group Ltd.	29,000	349,940
Texas Industries, Inc.	7,000	348,880
Vulcan Materials Co.	2,900	196,475
		1,431,658
Containers & Packaging – 0.8%
Ball Corp.	1,900	75,468
Crown Holdings, Inc. (a)	7,200	140,616
Owens Illinois, Inc. (a)	46,100	969,944
Packaging Corp. of America	15,500	355,725
Pactiv Corp. (a)	36,600	805,200
Smurfit Stone Container Corp. (a)	27,102	384,035
		2,730,988
Metals & Mining – 1.5%
Agnico Eagle Mines Ltd.	16,700	330,682
Alcoa, Inc.	43,600	1,289,252
Boliden AB (a)	3,000	24,545
Chaparral Steel Co. (a)	4,300	130,075
Companhia Vale do Rio Doce sponsored ADR	4,100	168,674
Compass Minerals International, Inc.	8,300	203,682
Falconbridge Ltd.	21,220	629,728
Goldcorp, Inc.	31,000	690,637
Ivanhoe Mines Ltd. (a)	7,100	50,996
Meridian Gold, Inc. (a)	38,100	835,051
Newmont Mining Corp.	1,000	53,400
RTI International Metals, Inc. (a)	4,800	182,160

See accompanying notes which are an integral part of the financial statements.
VIP Balanced Portfolio	86

Common Stocks continued
		Shares	Value
			(Note 1)
MATERIALS – continued
Metals & Mining – continued
Stillwater Mining Co. (a)		27,400	$317,018
Teck Cominco Ltd. Class B (sub. vtg.)		7,900	421,655
			5,327,555
Paper & Forest Products 0.1%
Votorantim Celulose e Papel SA sponsored ADR (non vtg.)		15,700	192,953

TOTAL MATERIALS			16,098,087

TELECOMMUNICATION SERVICES 3.2%
Diversified Telecommunication Services – 1.8%
AT&T, Inc.		106,270	2,602,552
BellSouth Corp.		9,700	262,870
Covad Communications Group, Inc. (a)		314,200	307,916
Telewest Global, Inc. (a)		11,000	262,020
Verizon Communications, Inc.		87,300	2,629,476
			6,064,834
Wireless Telecommunication Services – 1.4%
American Tower Corp. Class A (a)		80,970	2,194,287
Bharti Televentures Ltd. (a)		5,183	40,587
Crown Castle International Corp. (a)		22,900	616,239
DigitalGlobe, Inc. (f)		163	408
Nextel Partners, Inc. Class A (a)		22,000	614,680
NII Holdings, Inc. (a)		10,900	476,112
Sprint Nextel Corp.		42,262	987,240
Wireless Facilities, Inc. (a)		7,000	35,700
			4,965,253

TOTAL TELECOMMUNICATION SERVICES			11,030,087

UTILITIES 2.2%
Electric Utilities – 0.5%
E.ON AG		2,400	248,544
Edison International		2,800	122,108
Entergy Corp.		4,200	288,330
Exelon Corp.		15,800	839,612
ITC Holdings Corp.		2,600	73,034
Northeast Utilities		3,300	64,977
PPL Corp.		9,100	267,540
			1,904,145
Independent Power Producers & Energy Traders 1.2%
AES Corp. (a)		108,000	1,709,640
Dynegy, Inc. Class A (a)		500	2,420
NRG Energy, Inc. (a)		7,900	372,248
TXU Corp.		39,600	1,987,524
			4,071,832
Multi-Utilities – 0.5%
CMS Energy Corp. (a)		32,900	477,379
Dominion Resources, Inc.		7,500	579,000

See accompanying notes which are an integral part of the financial statements.
	87		Annual Report

87

VIP Balanced Portfolio
Investments - continued

	Shares	Value
		(Note 1)
MDU Resources Group, Inc.	500	$16,370
PG&E Corp.	12,100	449,152
Public Service Enterprise Group, Inc.	4,400	285,868
		1,807,769

TOTAL UTILITIES		7,783,746

TOTAL COMMON STOCKS
(Cost $212,360,226)		237,127,638

Convertible Preferred Stocks 0.1%

FINANCIALS – 0.1%
Insurance – 0.1%
Platinum Underwriters Holdings Ltd. Series A, 6.00%	1,800	55,836
XL Capital Ltd. 6.50%	9,100	202,566
		258,402

UTILITIES 0.0%
Electric Utilities – 0.0%
Entergy Corp. 7.25%	3,200	159,200
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $423,662)		417,602

Corporate Bonds 7.2%
	Principal
	Amount
Convertible Bonds 0.2%

ENERGY 0.1%
Oil, Gas & Consumable Fuels 0.1%
McMoRan Exploration Co. 6% 7/2/08	$ 180,000	255,168
HEALTH CARE 0.0%
Health Care Providers & Services 0.0%
Omnicare, Inc. 3.25% 12/15/35	110,000	109,175
TELECOMMUNICATION SERVICES 0.1%
Wireless Telecommunication Services – 0.1%
Nextel Communications, Inc. 5.25% 1/15/10	150,000	150,375

TOTAL CONVERTIBLE BONDS		514,718
Nonconvertible Bonds – 7.0%

CONSUMER DISCRETIONARY 0.8%
Auto Components – 0.0%
Delco Remy International, Inc. 9.375% 4/15/12	55,000	15,950
Automobiles – 0.1%
Ford Motor Co.:
6.625% 10/1/28	40,000	25,800

See accompanying notes which are an integral part of the financial statements.
VIP Balanced Portfolio	88

Corporate Bonds continued
	Principal	Value
	Amount	(Note 1)
Nonconvertible Bonds – continued

CONSUMER DISCRETIONARY – continued
Automobiles – continued
Ford Motor Co.: – continued
7.45% 7/16/31	$ 145,000	$ 98,600
General Motors Corp. 8.375% 7/15/33	515,000	339,900
		464,300
Diversified Consumer Services 0.0%
Carriage Services, Inc. 7.875% 1/15/15	50,000	50,875
Hotels, Restaurants & Leisure 0.1%
Carrols Corp. 9% 1/15/13	100,000	97,250
Mandalay Resort Group 6.5% 7/31/09	95,000	96,069
MGM MIRAGE 5.875% 2/27/14	90,000	85,950
Six Flags, Inc.:
9.625% 6/1/14	15,000	14,550
9.75% 4/15/13	20,000	19,600
		313,419
Media 0.5%
AOL Time Warner, Inc.:
6.875% 5/1/12	30,000	31,934
7.625% 4/15/31	100,000	111,365
Cablevision Systems Corp. 8.7163% 4/1/09 (j)	90,000	90,450
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 8% 4/30/12 (f)	80,000	79,800
Cox Communications, Inc. 7.125% 10/1/12	100,000	107,148
CSC Holdings, Inc. 7.625% 4/1/11	40,000	39,800
Dex Media West LLC/Dex Media West Finance Co. 9.875% 8/15/13	39,000	43,241
Houghton Mifflin Co. 9.875% 2/1/13	170,000	179,563
Liberty Media Corp.:
5.7% 5/15/13	150,000	139,875
8.25% 2/1/30	185,000	181,273
News America Holdings, Inc. 7.75% 12/1/45	85,000	97,447
News America, Inc. 6.2% 12/15/34	165,000	163,895
Time Warner Entertainment Co. LP 8.375% 7/15/33	250,000	295,315
Time Warner, Inc. 6.625% 5/15/29	105,000	104,852
		1,665,958
Multiline Retail – 0.1%
The May Department Stores Co. 6.7% 7/15/34	190,000	202,368

See accompanying notes which are an integral part of the financial statements.

89 Annual Report

89

VIP Balanced Portfolio
Investments - continued

	Principal	Value
	Amount	(Note 1)
Specialty Retail 0.0%
Asbury Automotive Group, Inc. 8% 3/15/14	$ 80,000	$ 76,400
Sonic Automotive, Inc. 8.625% 8/15/13	110,000	106,425
		182,825
Textiles, Apparel & Luxury Goods 0.0%
Levi Strauss & Co. 8.8044% 4/1/12 (j)	30,000	30,150

TOTAL CONSUMER DISCRETIONARY		2,925,845

CONSUMER STAPLES 0.1%
Beverages 0.0%
FBG Finance Ltd. 5.125% 6/15/15 (f)	125,000	121,614
Food Products – 0.1%
H.J. Heinz Co. 6.428% 12/1/08 (f)(j)	135,000	138,681
Tobacco – 0.0%
Altria Group, Inc. 7% 11/4/13	55,000	60,183

TOTAL CONSUMER STAPLES		320,478

ENERGY 0.9%
Energy Equipment & Services – 0.2%
Hornbeck Offshore Services, Inc. 6.125% 12/1/14	40,000	39,050
Petronas Capital Ltd. 7% 5/22/12 (f)	395,000	434,823
Seabulk International, Inc. 9.5% 8/15/13	80,000	89,800
		563,673
Oil, Gas & Consumable Fuels 0.7%
Amerada Hess Corp. 6.65% 8/15/11	40,000	42,982
Chesapeake Energy Corp. 7.5% 6/15/14	40,000	42,200
Duke Capital LLC:
4.37% 3/1/09	400,000	390,424
6.75% 2/15/32	210,000	228,533
El Paso Corp.:
6.5% 5/15/06 (f)	10,000	10,074
7.625% 9/1/08 (f)	10,000	10,118
7.75% 6/15/10 (f)	35,000	35,823
7.875% 6/15/12	85,000	87,125
Empresa Nacional de Petroleo 6.75% 11/15/12 (f)	120,000	129,204
EnCana Holdings Finance Corp. 5.8% 5/1/14	80,000	83,389
Enterprise Products Operating LP 5.75% 3/1/35	125,000	114,931
Kinder Morgan Energy Partners LP:
5.125% 11/15/14	35,000	34,231
5.8% 3/15/35	100,000	95,661

See accompanying notes which are an integral part of the financial statements.
VIP Balanced Portfolio	90

Corporate Bonds continued
	Principal	Value
	Amount	(Note 1)
Nonconvertible Bonds – continued

ENERGY – continued
Oil, Gas & Consumable Fuels – continued
Massey Energy Co. 6.875% 12/15/13 (f)	$ 40,000	$ 40,350
Nexen, Inc. 5.875% 3/10/35	190,000	186,831
Pemex Project Funding Master Trust:
5.75% 12/15/15 (f)	100,000	99,500
6.125% 8/15/08	400,000	408,000
6.625% 6/15/35 (f)	235,000	235,588
7.875% 2/1/09 (j)	180,000	192,510
Plains Exploration & Production Co. 7.125% 6/15/14	25,000	25,875
		2,493,349

TOTAL ENERGY		3,057,022

FINANCIALS – 2.4%
Capital Markets 0.5%
Goldman Sachs Group, Inc.:
5.25% 10/15/13	500,000	499,880
6.6% 1/15/12	410,000	440,417
Lazard Group LLC 7.125% 5/15/15	195,000	204,768
Merrill Lynch & Co., Inc. 4.25% 2/8/10	480,000	466,908
Morgan Stanley 6.6% 4/1/12	160,000	171,979
		1,783,952
Commercial Banks – 0.2%
Bank of America Corp. 7.4% 1/15/11	155,000	170,736
Korea Development Bank 3.875% 3/2/09	250,000	241,885
Wachovia Bank NA 4.875% 2/1/15	90,000	87,770
Wachovia Corp. 4.875% 2/15/14	25,000	24,467
		524,858
Consumer Finance – 0.4%
Capital One Bank 6.5% 6/13/13	250,000	265,610
Ford Motor Credit Co.:
7.375% 2/1/11	100,000	87,652
7.875% 6/15/10	200,000	179,978
General Motors Acceptance Corp.:
6.75% 12/1/14	40,000	36,000
6.875% 9/15/11	35,000	31,938
6.875% 8/28/12	15,000	13,520
8% 11/1/31	15,000	14,550
Household Finance Corp. 4.125% 11/16/09	300,000	289,647
Household International, Inc. 5.836% 2/15/08	150,000	152,485

See accompanying notes which are an integral part of the financial statements.

91 Annual Report

91

VIP Balanced Portfolio
Investments - continued

	Principal	Value
	Amount	(Note 1)
MBNA America Bank NA 7.125% 11/15/12	$ 325,000	$ 363,318
MBNA Corp. 7.5% 3/15/12	75,000	84,475
		1,519,173
Diversified Financial Services – 0.2%
Alliance Capital Management LP 5.625% 8/15/06	150,000	150,621
JPMorgan Chase Capital XVII 5.85% 8/1/35	565,000	559,013
Prime Property Funding, Inc. 5.125% 6/1/15 (f)	160,000	154,720
		864,354
Insurance – 0.1%
Axis Capital Holdings Ltd. 5.75% 12/1/14	250,000	250,054
Marsh & McLennan Companies, Inc. 5.75% 9/15/15	110,000	110,884
Principal Life Global Funding I 6.25% 2/15/12 (f)	85,000	90,289
		451,227
Real Estate 0.8%
Archstone Smith Operating Trust 5.25% 5/1/15	210,000	207,095
Arden Realty LP 5.25% 3/1/15	525,000	530,476
BRE Properties, Inc. 5.95% 3/15/07	250,000	252,137
CarrAmerica Realty Corp.:
5.125% 9/1/11	300,000	294,047
5.5% 12/15/10	120,000	119,817
Colonial Properties Trust 5.5% 10/1/15	260,000	253,427
Developers Diversified Realty Corp.:
5% 5/3/10	115,000	113,306
5.25% 4/15/11	65,000	64,345
EOP Operating LP:
4.65% 10/1/10	200,000	193,782
7% 7/15/11	200,000	214,069
Simon Property Group LP:
5.1% 6/15/15	145,000	140,237
5.625% 8/15/14	200,000	201,360
Ventas Realty LP/Ventas Capital Corp. 6.5% 6/1/16 (f)	30,000	30,225
		2,614,323
Thrifts & Mortgage Finance – 0.2%
Countrywide Home Loans, Inc. 4% 3/22/11	145,000	136,436
Independence Community Bank Corp. 3.75% 4/1/14 (j)	165,000	158,051

See accompanying notes which are an integral part of the financial statements.
VIP Balanced Portfolio	92

Corporate Bonds continued
	Principal	Value
	Amount	(Note 1)
Nonconvertible Bonds – continued

FINANCIALS – continued
Thrifts & Mortgage Finance – continued
Residential Capital Corp. 6.375% 6/30/10	$ 185,000	$ 187,981
Washington Mutual, Inc. 4.625% 4/1/14	200,000	188,072
		670,540

TOTAL FINANCIALS		8,428,427

HEALTH CARE 0.1%
Health Care Providers & Services 0.1%
DaVita, Inc. 7.25% 3/15/15	165,000	167,063
HCA, Inc. 6.375% 1/15/15	70,000	70,694
Psychiatric Solutions, Inc. 7.75% 7/15/15	30,000	30,900
Skilled Healthcare Group, Inc. 11% 1/15/14 (f)	20,000	20,200
		288,857

INDUSTRIALS – 0.4%
Aerospace & Defense – 0.1%
BAE Systems Holdings, Inc. 4.75% 8/15/10 (f)	145,000	142,403
Bombardier, Inc. 6.3% 5/1/14 (f)	200,000	175,000
		317,403
Airlines – 0.2%
American Airlines, Inc. pass thru trust certificates:
6.855% 10/15/10	14,951	15,211
6.978% 10/1/12	37,551	38,713
7.024% 4/15/11	100,000	102,529
7.377% 5/23/19	68,586	56,241
7.379% 11/23/17	41,055	33,665
7.858% 4/1/13	155,000	163,426
Continental Airlines, Inc. pass thru trust certificates 6.795% 2/2/20	209,287	188,359
Delta Air Lines, Inc. pass thru trust certificates 7.57% 11/18/10	80,000	78,824
Northwest Airlines, Inc. 7.875% 3/15/08 (d)	255,000	94,350
		771,318
Commercial Services & Supplies 0.0%
Allied Waste North America, Inc. 8.5% 12/1/08	60,000	63,000
IKON Office Solutions, Inc. 7.75% 9/15/15 (f)	10,000	9,775
		72,775

See accompanying notes which are an integral part of the financial statements.

93 Annual Report

93

VIP Balanced Portfolio
Investments - continued

	Principal	Value
	Amount	(Note 1)
Industrial Conglomerates 0.1%
Hutchison Whampoa International 03/13 Ltd. 6.5% 2/13/13 (f)	$ 55,000	$ 58,241
Hutchison Whampoa International 03/33 Ltd. 7.45% 11/24/33 (f)	120,000	138,605
		196,846
Machinery – 0.0%
Invensys PLC 9.875% 3/15/11 (f)	80,000	79,200
Marine – 0.0%
American Commercial Lines LLC/ACL Finance Corp. 9.5% 2/15/15	68,000	73,100
Road & Rail 0.0%
Hertz Corp.:
8.875% 1/1/14 (f)	30,000	30,413
10.5% 1/1/16 (f)	20,000	20,425
		50,838

TOTAL INDUSTRIALS		1,561,480

INFORMATION TECHNOLOGY 0.3%
Communications Equipment – 0.0%
L 3 Communications Corp. 6.125% 1/15/14	95,000	94,288
IT Services 0.0%
SunGard Data Systems, Inc.:
8.5248% 8/15/13 (f)(j)	30,000	30,938
9.125% 8/15/13 (f)	50,000	51,688
		82,626
Office Electronics – 0.1%
Xerox Capital Trust I 8% 2/1/27	170,000	174,675
Xerox Corp. 7.125% 6/15/10	35,000	36,313
		210,988
Semiconductors & Semiconductor Equipment – 0.2%
Amkor Technology, Inc. 9.25% 2/15/08	20,000	19,450
Chartered Semiconductor Manufacturing Ltd.:
5.75% 8/3/10	195,000	194,316
6.375% 8/3/15	145,000	144,161
Freescale Semiconductor, Inc.:
6.9% 7/15/09 (j)	70,000	71,575
7.125% 7/15/14	80,000	84,600
		514,102

TOTAL INFORMATION TECHNOLOGY		902,004

MATERIALS 0.2%
Chemicals 0.1%
BCP Crystal U.S. Holdings Corp. 9.625% 6/15/14	62,000	69,285

See accompanying notes which are an integral part of the financial statements.
VIP Balanced Portfolio	94

Corporate Bonds continued
	Principal	Value
	Amount	(Note 1)
Nonconvertible Bonds – continued

MATERIALS – continued
Chemicals – continued
Huntsman International LLC 9.875% 3/1/09	$ 60,000	$ 63,225
Lyondell Chemical Co.
9.5% 12/15/08	94,000	98,583
		231,093
Construction Materials – 0.0%
RMCC Acquisition Co. 9.5%
11/1/12 (f)	90,000	90,450
Containers & Packaging – 0.0%
Owens-Brockway Glass Container, Inc.:
7.75% 5/15/11	50,000	52,125
8.75% 11/15/12	25,000	26,875
		79,000
Metals & Mining – 0.0%
Newmont Mining Corp. 5.875%
4/1/35	130,000	128,287
Paper & Forest Products 0.1%
Georgia Pacific Corp.:
7.5% 5/15/06	120,000	120,600
8.125% 5/15/11	120,000	120,000
International Paper Co. 4.25%
1/15/09	70,000	67,937
		308,537

TOTAL MATERIALS		837,367

TELECOMMUNICATION SERVICES 0.9%
Diversified Telecommunication Services – 0.7%
AT&T Broadband Corp. 8.375% 3/15/13	100,000	115,748
BellSouth Capital Funding Corp. 7.875% 2/15/30	115,000	138,830
BellSouth Corp. 5.2% 9/15/14	55,000	54,707
British Telecommunications PLC 8.875% 12/15/30	200,000	267,588
Koninklijke KPN NV yankee 8%
10/1/10	200,000	219,650
Qwest Capital Funding, Inc. 7%
8/3/09	60,000	60,225
Qwest Corp.:
7.7413% 6/15/13 (f)(j)	140,000	149,800
8.875% 3/15/12	85,000	95,838
SBC Communications, Inc.:
6.15% 9/15/34	150,000	150,669
6.45% 6/15/34	55,000	57,232
Sprint Capital Corp.:
6.875% 11/15/28	145,000	158,440
8.375% 3/15/12	135,000	156,460

See accompanying notes which are an integral part of the financial statements.

95 Annual Report

95

VIP Balanced Portfolio
Investments - continued

	Principal	Value
	Amount	(Note 1)
Telecom Italia Capital:
4.95% 9/30/14	$ 95,000	$ 90,733
5.25% 11/15/13	250,000	245,319
Verizon Global Funding Corp.:
5.85% 9/15/35	230,000	221,645
7.75% 12/1/30	200,000	237,731
Verizon New York, Inc. 6.875% 4/1/12	45,000	46,909
		2,467,524
Wireless Telecommunication Services – 0.2%
America Movil SA de CV 4.125% 3/1/09	100,000	97,200
AT&T Wireless Services, Inc. 7.875% 3/1/11	55,000	61,713
Intelsat Ltd.:
6.5% 11/1/13	25,000	18,594
8.695% 1/15/12 (f)(j)	70,000	71,225
Nextel Communications, Inc. 7.375% 8/1/15	160,000	169,531
Rogers Communications, Inc.:
6.375% 3/1/14	115,000	115,144
7.6163% 12/15/10 (j)	50,000	51,625
		585,032

TOTAL TELECOMMUNICATION SERVICES		3,052,556

UTILITIES 0.9%
Electric Utilities – 0.4%
Cleveland Electric Illuminating Co. 5.65% 12/15/13	145,000	147,818
Exelon Corp.:
4.9% 6/15/15	190,000	181,333
5.625% 6/15/35	25,000	23,560
6.75% 5/1/11	110,000	117,108
FirstEnergy Corp. 6.45% 11/15/11	90,000	95,400
Niagara Mohawk Power Corp. 8.875% 5/15/07	75,000	78,952
Progress Energy, Inc. 7.1% 3/1/11	270,000	291,308
TXU Energy Co. LLC 7% 3/15/13	375,000	399,624
		1,335,103
Gas Utilities 0.1%
Sonat, Inc.:
6.625% 2/1/08	65,000	64,431
6.75% 10/1/07	70,000	69,913
Texas Eastern Transmission Corp. 7.3% 12/1/10	185,000	201,536
		335,880
Independent Power Producers & Energy Traders 0.2%
AES Corp.:
8.75% 5/15/13 (f)	170,000	185,088
9.5% 6/1/09	59,000	63,499

See accompanying notes which are an integral part of the financial statements.
VIP Balanced Portfolio	96

Corporate Bonds continued
	Principal	Value
	Amount	(Note 1)
Nonconvertible Bonds – continued

UTILITIES – continued
Independent Power Producers & Energy Traders continued
Constellation Energy Group, Inc. 7% 4/1/12	$ 345,000	$ 376,424
Mirant North America LLC / Mirant North America Finance Corp. 7.375% 12/31/13 (f)	20,000	20,150
		645,161
Multi-Utilities – 0.2%
CMS Energy Corp.:
8.5% 4/15/11	85,000	92,650
8.9% 7/15/08	125,000	133,750
Dominion Resources, Inc.:
4.75% 12/15/10	155,000	151,481
5.95% 6/15/35	115,000	112,250
6.25% 6/30/12	370,000	387,097
		877,228

TOTAL UTILITIES		3,193,372

TOTAL NONCONVERTIBLE BONDS		24,567,408

TOTAL CORPORATE BONDS
(Cost $25,121,550)		25,082,126

U.S. Government and Government
Agency Obligations 6.9%

U.S. Government Agency Obligations – 1.9%
Fannie Mae:
2.5% 6/15/06	410,000	406,185
3.25% 1/15/08	318,000	308,919
3.25% 8/15/08	400,000	385,647
3.25% 2/15/09	1,216,000	1,164,699
3.375% 12/15/08	140,000	134,934
4.625% 5/1/13	1,250,000	1,213,991
5.5% 3/15/11	210,000	217,066
6.25% 2/1/11	280,000	295,711
Freddie Mac:
4% 6/12/13	1,575,000	1,488,989
6.625% 9/15/09	475,000	504,660
6.75% 3/15/31	404,000	506,397

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		6,627,198
U.S. Treasury Inflation Protected Obligations – 1.8%
U.S. Treasury Inflation Indexed Bonds 2.375% 1/15/25	1,056,710	1,112,210

See accompanying notes which are an integral part of the financial statements.

97 Annual Report

97

VIP Balanced Portfolio
Investments - continued

	Principal	Value
	Amount	(Note 1)
U.S. Treasury Inflation Indexed Notes:
0.875% 4/15/10	$ 1,051,420	$ 999,850
2% 1/15/14	4,042,500	4,020,113

TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		6,132,173
U.S. Treasury Obligations – 3.2%
U.S. Treasury Bonds 6.25% 5/15/30	1,040,000	1,291,631
U.S. Treasury Notes:
4.375% 12/15/10	170,000	170,133
4.75% 5/15/14	4,955,000	5,075,585
6.5% 2/15/10	4,320,000	4,660,032

TOTAL U.S. TREASURY OBLIGATIONS		11,197,381

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $24,331,213)		23,956,752

U.S. Government Agency Mortgage
Securities 9.1%

Fannie Mae – 8.6%
3.477% 4/1/34 (j)	37,614	37,380
3.726% 1/1/35 (j)	24,621	24,265
3.752% 10/1/33 (j)	17,589	17,182
3.76% 12/1/34 (j)	18,896	18,634
3.793% 6/1/34 (j)	83,791	80,757
3.82% 6/1/33 (j)	13,757	13,515
3.83% 1/1/35 (j)	19,131	18,891
3.847% 1/1/35 (j)	41,070	40,543
3.869% 1/1/35 (j)	20,901	20,858
3.889% 12/1/34 (j)	20,109	20,086
3.906% 10/1/34 (j)	17,816	17,617
3.952% 5/1/34 (j)	10,777	10,939
3.964% 1/1/35 (j)	18,864	18,696
3.983% 12/1/34 (j)	96,260	95,935
3.984% 12/1/34 (j)	20,268	20,148
3.991% 12/1/34 (j)	19,352	19,236
3.993% 1/1/35 (j)	18,777	18,642
4.002% 2/1/35 (j)	20,345	20,160
4.023% 12/1/34 (j)	18,407	18,266
4.029% 2/1/35 (j)	19,807	19,608
4.034% 10/1/18 (j)	13,025	12,783
4.037% 1/1/35 (j)	20,509	20,378
4.057% 1/1/35 (j)	19,132	18,911
4.064% 4/1/33 (j)	8,463	8,403
4.066% 12/1/34 (j)	20,482	20,375
4.079% 1/1/35 (j)	36,100	35,831
4.095% 2/1/35 (j)	19,626	19,489
4.099% 2/1/35 (j)	19,401	19,229
4.101% 2/1/35 (j)	19,752	19,579

See accompanying notes which are an integral part of the financial statements.
VIP Balanced Portfolio	98

U.S. Government Agency Mortgage
Securities continued
		Principal	Value
		Amount	(Note 1)
Fannie Mae – continued
4.105% 2/1/35 (j)		$ 57,210	$56,768
4.111% 1/1/35 (j)		29,037	28,746
4.12% 11/1/34 (j)		17,331	17,191
4.122% 1/1/35 (j)		52,640	52,164
4.123% 1/1/35 (j)		37,076	36,962
4.126% 2/1/35 (j)		38,858	38,753
4.144% 1/1/35 (j)		42,263	42,303
4.161% 2/1/35 (j)		20,018	19,836
4.176% 11/1/34 (j)		14,998	14,886
4.176% 1/1/35 (j)		53,149	52,742
4.176% 1/1/35 (j)		19,117	18,959
4.185% 1/1/35 (j)		43,187	42,375
4.205% 3/1/34 (j)		16,647	16,407
4.214% 10/1/34 (j)		37,419	37,407
4.25% 2/1/35 (j)		22,292	21,829
4.278% 2/1/35 (j)		17,995	17,819
4.288% 8/1/33 (j)		31,715	31,352
4.291% 1/1/35 (j)		20,544	20,299
4.298% 7/1/34 (j)		14,903	14,955
4.299% 3/1/35 (j)		21,153	20,990
4.308% 5/1/35 (j)		24,672	24,390
4.313% 3/1/33 (j)		14,621	14,348
4.327% 12/1/34 (j)		21,297	21,264
4.332% 1/1/35 (j)		18,837	18,574
4.348% 1/1/35 (j)		22,457	22,064
4.367% 2/1/34 (j)		39,118	38,533
4.394% 2/1/35 (j)		21,360	20,977
4.409% 5/1/35 (j)		44,308	43,819
4.442% 10/1/34 (j)		86,022	86,055
4.445% 3/1/35 (j)		22,670	22,311
4.447% 4/1/34 (j)		26,537	26,413
4.467% 8/1/34 (j)		56,461	55,812
4.48% 1/1/35 (j)		17,462	17,383
4.497% 3/1/35 (j)		45,725	44,984
4.5% 10/1/18 to 10/1/33		4,690,247	4,467,806
4.5% 1/1/21 (g)		2,050,000	1,994,266
4.52% 8/1/34 (j)		94,001	94,590
4.522% 3/1/35 (j)		45,928	45,269
4.545% 2/1/35 (j)		117,135	116,546
4.545% 7/1/35 (j)		44,678	44,348
4.55% 2/1/35 (j)		18,378	18,222
4.56% 2/1/35 (j)		16,198	16,114
4.584% 2/1/35 (j)		161,970	160,065
4.607% 2/1/35 (j)		51,561	51,003
4.642% 11/1/34 (j)		54,441	54,062
4.674% 11/1/34 (j)		61,455	60,999
4.695% 3/1/35 (j)		142,953	142,437
4.722% 3/1/35 (j)		20,959	20,779
4.729% 7/1/34 (j)		50,623	50,263
4.803% 12/1/34 (j)		39,859	39,750

See accompanying notes which are an integral part of the financial statements.
	99		Annual Report

99

VIP Balanced Portfolio
Investments - continued

	Principal	Value
	Amount	(Note 1)
4.816% 12/1/32 (j)	$ 19,108	$19,102
4.838% 12/1/34 (j)	19,283	19,233
5% 11/1/17 to 8/1/35	7,682,322	7,521,552
5.111% 5/1/35 (j)	107,168	107,752
5.199% 6/1/35 (j)	88,625	89,004
5.5% 2/1/11 to 6/1/29	1,250,972	1,256,533
5.5% 1/1/36 (g)	7,934,740	7,857,854
6% 7/1/13 to 3/1/33	1,864,593	1,896,003
6% 1/1/36 (g)	299,817	302,628
6.5% 6/1/15 to 7/1/32	1,184,699	1,219,323
7% 12/1/24 to 2/1/28	94,129	98,472
7.5% 10/1/26 to 8/1/28	349,249	366,601

TOTAL FANNIE MAE		29,916,582
Freddie Mac 0.3%
4.056% 12/1/34 (j)	18,017	17,821
4.103% 12/1/34 (j)	18,515	18,260
4.188% 1/1/35 (j)	79,492	78,450
4.269% 3/1/35 (j)	20,079	19,918
4.3% 5/1/35 (j)	41,947	41,591
4.307% 12/1/34 (j)	42,309	41,549
4.364% 3/1/35 (j)	46,027	45,135
4.375% 2/1/35 (j)	55,492	55,169
4.39% 2/1/35 (j)	43,301	42,895
4.445% 3/1/35 (j)	23,794	23,350
4.447% 2/1/34 (j)	28,467	28,119
4.489% 3/1/35 (j)	22,602	22,211
4.49% 3/1/35 (j)	151,663	149,613
4.5% 5/1/19	49,787	48,522
4.552% 2/1/35 (j)	43,367	42,800
5.017% 4/1/35 (j)	140,671	140,478
5.285% 8/1/33 (j)	16,721	16,923
6% 5/1/33	219,314	222,163
7.5% 1/1/27	23,847	25,095

TOTAL FREDDIE MAC		1,080,062
Government National Mortgage Association – 0.2%
6.5% 10/15/27 to 9/15/32	349,475	365,650
7% 1/15/28 to 7/15/32	266,913	280,268
7.5% 6/15/27 to 3/15/28	109,525	115,350

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		761,268

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $32,133,938)		31,757,912
See accompanying notes which are an integral part of the financial statements.
VIP Balanced Portfolio	100

Asset Backed Securities 0.9%
	Principal	Value
	Amount	(Note 1)
ACE Securities Corp.:
Series 2004 HE1:
Class M1, 4.8788% 2/25/34 (j)	$ 50,000	$ 50,105
Class M2, 5.4788% 2/25/34 (j)	50,000	50,332
Series 2005 SD1 Class A1, 4.7788% 11/25/50 (j)	37,364	37,409
Aesop Funding II LLC Series 2005 1A Class A1, 3.95% 4/20/08 (f)	200,000	195,714
American Express Credit Account Master Trust Series 2001 6 Class B, 4.7194% 12/15/08 (j)	200,000	200,084
Ameriquest Mortgage Securities, Inc. Series 2004 R2:
Class M1, 4.8088% 4/25/34 (j)	25,000	25,000
Class M2, 4.8588% 4/25/34 (j)	25,000	25,000
Amortizing Residential Collateral Trust Series 2002 BC1 Class M2, 5.4788% 1/25/32 (j)	11,940	11,988
Argent Securities, Inc.
Series 2004 W5 Class M1, 4.9788% 4/25/34 (j)	75,000	75,090
Capital One Multi Asset Execution Trust:
Series 2003 B4 Class B4, 5.1694% 7/15/11 (j)	105,000	106,501
Series 2004 6 Class B, 4.15% 7/16/12	125,000	121,574
Cendant Timeshare Receivables Funding LLC Series 2005 1A Class A1, 4.67% 5/20/17 (f)	80,080	79,255
Citibank Credit Card Issuance Trust
Series 2002 C1 Class C1, 5.2806% 2/9/09 (j)	250,000	252,059
Countrywide Home Loans, Inc.:
Series 2004 2 Class M1, 4.8788% 5/25/34 (j)	140,000	140,257
Series 2004 3 Class M1, 4.8788% 6/25/34 (j)	25,000	25,050
Series 2004 4:
Class A, 4.7488% 8/25/34 (j)	32,475	32,506
Class M1, 4.8588% 7/25/34 (j)	75,000	75,236
Class M2, 4.9088% 6/25/34 (j)	80,000	80,100
Series 2005 1:
Class MV1, 4.7788% 7/25/35 (j)	60,000	59,999
Class MV2, 4.8188% 7/25/35 (j)	70,000	69,977
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc. Series 2005 1A:
Class B, 4.878% 6/15/35 (f)	97,000	94,466
Class C, 5.074% 6/15/35 (f)	88,000	85,908

See accompanying notes which are an integral part of the financial statements.

101 Annual Report

101

VIP Balanced Portfolio
Investments - continued

	Principal	Value
	Amount	(Note 1)
Discover Card Master Trust I Series 2003 4 Class B1, 4.6994% 5/16/11 (j)	$ 155,000	$ 155,889
Fremont Home Loan Trust:
Series 2004 A:
Class M1, 4.9288% 1/25/34 (j)	75,000	75,232
Class M2, 5.5288% 1/25/34 (j)	100,000	101,207
Series 2005 A:
Class M1, 4.8088% 1/25/35 (j)	25,000	25,084
Class M2, 4.8388% 1/25/35 (j)	50,000	50,049
Class M3, 4.8688% 1/25/35 (j)	25,000	25,062
Class M4, 5.0588% 1/25/35 (j)	25,000	25,166
HSBC Home Equity Loan Trust
Series 2005 2:
Class M1, 4.83% 1/20/35 (j)	42,752	42,756
Class M2, 4.86% 1/20/35 (j)	31,093	31,102
Meritage Mortgage Loan Trust
Series 2004 1:
Class M1, 4.8788% 7/25/34 (j)	50,000	50,000
Class M3, 5.3288% 7/25/34 (j)	25,000	25,000
Morgan Stanley ABS Capital I, Inc.
Series 2003 NC5 Class M2, 6.3788% 4/25/33 (j)	50,000	50,377
Morgan Stanley Dean Witter Capital I Trust Series 2003 NC1 Class M1, 5.4288% 11/25/32 (j)	42,118	42,353
National Collegiate Student Loan Trust Series 2005 GT1 Class AIO, 6.75% 12/25/09 (l)	100,000	23,852
Park Place Securities, Inc. Series 2005 WCH1 Class M2, 4.8988% 1/25/35 (j)	75,000	75,081
Structured Asset Securities Corp.
Series 2004 GEL1 Class A, 4.7388% 2/25/34 (j)	15,702	15,702
Volkswagen Auto Lease Trust
Series 2005 A Class A4, 3.94% 10/20/10	305,000	300,304
TOTAL ASSET BACKED SECURITIES
(Cost $3,021,154)		3,007,826

Collateralized Mortgage Obligations 1.1%

Private Sponsor 0.7%
Adjustable Rate Mortgage Trust floater:
Series 2005 1 Class 5A2, 4.7088% 5/25/35 (j)	87,426	87,129

See accompanying notes which are an integral part of the financial statements.
VIP Balanced Portfolio	102

Collateralized Mortgage Obligations continued
	Principal	Value
	Amount	(Note 1)
Private Sponsor – continued
Adjustable Rate Mortgage Trust floater: – continued
Series 2005 2 Class 6A2, 4.6588% 6/25/35 (j)	$ 41,669	$ 41,681
Series 2005 3 Class 8A2, 4.6188% 7/25/35 (j)	204,394	204,189
Bear Stearns Alt A Trust floater Series 2005 1 Class A1, 4.6588% 1/25/35 (j)	139,714	139,714
CS First Boston Mortgage Securities Corp. floater Series 2004 AR3 Class 6A2, 4.7488% 4/25/34 (j)	28,923	28,959
Impac CMB Trust floater Series 2005 1:
Class M1, 4.8388% 4/25/35 (j)	57,245	57,220
Class M2, 4.8788% 4/25/35 (j)	87,776	87,745
Lehman Structured Securities Corp. floater Series 2005 1 Class A2, 4.59% 9/26/45 (f)(j)	168,884	168,884
Master Alternative Loan Trust Series 2004 3 Class 3A1, 6% 4/25/34	16,927	16,900
Merrill Lynch Mortgage Investors, Inc. floater Series 2005 B Class A2, 4.79% 7/25/30 (j)	155,871	155,769
Opteum Mortgage Acceptance Corp. floater Series 2005 3 Class APT, 4.6688% 7/25/35 (j)	99,999	100,057
Residential Asset Mortgage Products, Inc. sequential pay Series 2004 SL2
Class A1, 6.5% 10/25/16	22,626	23,029
Sequoia Mortgage Trust floater:
Series 2005 1 Class A2, 4.1% 2/20/35 (j)	103,663	103,269
Series 2005 2 Class A2, 4.29% 3/20/35 (j)	124,512	124,512
Thornburg Mortgage Securities Trust floater Series 2005 3 Class A4, 4.6488% 10/25/35 (j)	183,293	183,293
WAMU Mortgage pass thru certificates floater Series 2005 AR13 Class A1C1, 4.3838% 10/25/45 (j)	189,577	189,577
Wells Fargo Mortgage Backed Securities Trust:
Series 2005 AR10 Class 2A2, 4.1101% 6/25/35 (j)	235,747	231,429
Series 2005 AR12 Class 2A6, 4.3214% 7/25/35 (j)	248,534	243,230
Series 2005 AR4 Class 2A2, 4.5345% 4/25/35 (j)	201,372	197,373
Series 2005 AR9 Class 2A1, 4.3624% 5/25/35 (j)	107,606	106,202

TOTAL PRIVATE SPONSOR		2,490,161

See accompanying notes which are an integral part of the financial statements.

103 Annual Report

103

VIP Balanced Portfolio
Investments - continued

	Principal	Value
	Amount	(Note 1)
U.S. Government Agency – 0.4%
Fannie Mae guaranteed REMIC pass thru certificates planned amortization class Series 2004 81:
Class KC, 4.5% 4/25/17	$ 380,000	$ 371,725
Class KD, 4.5% 7/25/18	170,000	163,753
Freddie Mac Multi class participation certificates guaranteed planned amortization class:
Series 2677 Class LD, 4.5% 3/15/17	560,000	544,235
Series 2885 Class PC, 4.5% 3/15/18	165,000	161,450

TOTAL U.S. GOVERNMENT AGENCY		1,241,163

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $3,782,190)		3,731,324

Commercial Mortgage Securities 1.1%

Bayview Commercial Asset Trust floater:
Series 2004 1 Class A, 4.7388% 4/25/34 (f)(j)	76,286	76,322
Series 2004 3 Class A1, 4.7488% 1/25/35 (f)(j)	135,869	136,017
COMM:
floater Series 2002 FL7 Class D, 4.9394% 11/15/14 (f)(j)	10,286	10,317
Series 2004 LBN2 Class X2, 1.1989% 3/10/39 (f)(j)(l)	298,978	10,119
CS First Boston Mortgage Securities Corp.:
sequential pay:
Series 1999 C1 Class A2, 7.29% 9/15/41	250,000	266,001
Series 2000 C1 Class A2, 7.545% 4/15/62	500,000	541,988
Series 2004 C1 Class A3, 4.321% 1/15/37	95,000	91,583
Series 1997 C2 Class D, 7.27% 1/17/35	150,000	158,082
Series 2004 C1 Class ASP, 1.1065% 1/15/37 (f)(j)(l)	1,463,157	47,497
DLJ Commercial Mortgage Corp. sequential pay Series 2000 CF1
Class A1B, 7.62% 6/10/33	500,000	545,727
Fannie Mae sequential pay Series 1999 10 Class MZ, 6.5% 9/17/38	223,174	230,293

See accompanying notes which are an integral part of the financial statements.
VIP Balanced Portfolio	104

Commercial Mortgage Securities continued
	Principal	Value
	Amount	(Note 1)
GS Mortgage Securities Corp. II:
sequential pay:
Series 2001 LIBA Class A2, 6.615% 2/14/16 (f)	$ 130,000	$ 139,056
Series 2003 C1 Class A2A, 3.59% 1/10/40	125,000	122,000
Series 1998 GLII Class E, 7.1906% 4/13/31 (j)	120,000	124,363
J.P. Morgan Commercial Mortgage Finance Corp. sequential pay Series 2000 C9 Class A2, 7.77% 10/15/32	225,000	244,172
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002 1A:
Class B, 4.13% 11/20/37 (f)	110,000	102,444
Class C, 4.13% 11/20/37 (f)	110,000	99,229
Merrill Lynch Mortgage Trust sequential pay Series 2004 KEY2 Class A2, 4.166% 8/12/39	215,000	207,692
Morgan Stanley Capital I, Inc.:
sequential pay Series 2004 HQ3
Class A2, 4.05% 1/13/41	105,000	101,198
Series 2005 IQ9 Class X2, 1.203% 7/15/56 (f)(j)(l)	1,285,000	59,311
Thirteen Affiliates of General Growth Properties, Inc. sequential pay Series 1 Class A2, 6.602% 11/15/07 (f)	500,000	513,919
Wachovia Bank Commercial Mortgage Trust sequential pay Series 2003 C6 Class A2, 4.498% 8/15/35	165,000	162,030
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $3,931,300)		3,989,360

Foreign Government and Government Agency Obligations 0.2%

Israeli State 4.625% 6/15/13	30,000	28,931
United Mexican States:
5.875% 1/15/14	30,000	31,050
6.375% 1/16/13	300,000	318,750
6.75% 9/27/34	270,000	295,313
7.5% 4/8/33	175,000	207,200
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $807,867)		881,244

Fixed Income Funds 4.1%
	Shares
Fidelity Ultra Short Central Fund (k)
(Cost $14,499,872)	145,742	14,495,499

Money Market Funds 4.2%
	Shares	Value
		(Note 1)
Fidelity Cash Central Fund, 4.28% (b)	13,810,568	$ 13,810,568
Fidelity Securities Lending Cash Central Fund, 4.35% (b)(c)	970,845	970,845
TOTAL MONEY MARKET FUNDS
(Cost $14,781,413)		14,781,413

TOTAL INVESTMENT PORTFOLIO 102.8%
(Cost $335,194,385)		359,228,696

NET OTHER ASSETS (2.8)%		(9,856,053)
NET ASSETS 100%	$ 349,372,643)

See accompanying notes which are an integral part of the financial statements.

105 Annual Report

105

VIP Balanced Portfolio
Investments - continued

Swap Agreements
	Expiration	Notional	Value
	Date	Amount

Credit Default Swaps
Receive quarterly a fixed rate of .4% multiplied by the notional amount and pay to Merrill Lynch, Inc., upon each default event of one of the issues of Dow Jones CDX N.A. Investment Grade 4, par value of
the proportional notional amount (i)	June 2010	$500,000	$(1,985)
Receive quarterly a fixed rate of .4% multiplied by the notional amount and pay to Morgan Stanley, Inc., upon each default event of one of the issues of Dow Jones CDX N.A. Investment Grade 4, par value of
the proportional notional amount (i)	June 2010	1,000,000	(3,970)

See accompanying notes which are an integral part of the financial statements.
VIP Balanced Portfolio	106

Swap Agreements continued

	Expiration	Notional	Value
	Date	Amount

Credit Default Swaps continued
Receive quarterly a fixed rate of .5% multiplied by the notional amount and pay to Merrill Lynch, Inc., upon each default event of one of the issues of Dow Jones CDX N.A. Investment Grade 3, par value of
the proportional notional amount (h)	March 2010	$248,000	$789
Receive quarterly a fixed rate of .65% multiplied by the notional amount and pay to Merrill Lynch, Inc., upon each default event of one of the issues of Dow Jones CDX N.A. Investment Grade 4, par value of
the proportional notional amount (i)	June 2015	500,000	(2,180)
Receive quarterly a fixed rate of .7% multiplied by the notional amount and pay to Deutsche Bank, upon each default event of one of the issues of Dow Jones CDX N.A. Investment Grade 3, par value of the
proportional notional amount (h)	March 2015	248,000	761
Receive quarterly notional amount multiplied by .41% and pay Goldman Sachs upon default event of
Sempra Energy, par value of the notional amount of Sempra Energy 7.95% 3/1/10	Sept. 2010	100,000	35
Receive quarterly notional amount multiplied by .42% and pay Morgan Stanley, Inc. upon default event of
Sempra Energy, par value of the notional amount of Sempra Energy 6% 2/1/13	Sept. 2010	150,000	116

	Expiration	Notional	Value
	Date	Amount

Receive monthly notional amount multiplied by 1.6% and pay Morgan Stanley, Inc. upon default event of Park
Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005 WHQ2
Class M7, 5.4413% 5/25/35	June 2035	$30,000	$134
Receive monthly notional amount multiplied by 2.79% and pay Merrill Lynch, Inc. upon default event of
New Century Home Equity Loan Trust, par value of the notional amount of New Century Home Equity
Loan Trust Series 2004 4 Class M9, 7.0788% 2/25/35	March 2035	70,000	(157)
Receive monthly notional amount multiplied by 3.3% and pay to Morgan Stanley, Inc. upon each default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest
Mortgage Securities, Inc. Series 2004 R11, Class M9, 7.6913% 11/25/34	Dec. 2034	30,000	192

TOTAL CREDIT DEFAULT SWAPS		2,876,000	(6,265)

See accompanying notes which are an integral part of the financial statements.

107 Annual Report

107

VIP Balanced Portfolio
Investments - continued

Swap Agreements continued
	Expiration	Notional	Value
	Date	Amount

Interest Rate Swaps
Receive quarterly a fixed rate equal to 4.3875% and pay quarterly a floating rate based on 3 month
LIBOR with Credit Suisse First Boston	March 2010	$250,000	$(4,128)
Receive semi annually a fixed rate equal to 4.492% and pay quarterly a floating rate based on 3 month
LIBOR with Lehman Brothers, Inc.	Sept. 2010	1,000,000	(4,700)
Receive quarterly a fixed rate equal to 4.774% and pay quarterly a floating rate based on 3 month
LIBOR with Credit Suisse First Boston	March 2015	250,000	(2,188)
Receive semi annually a fixed rate equal to 4.8575% and pay quarterly a floating rate based on 3 month
LIBOR with Lehman Brothers, Inc.	Dec. 2008	6,000,000	3,900
TOTAL INTEREST RATE SWAPS		7,500,000	(7,116)
Total Return Swaps
Receive monthly a return equal to Lehman Brothers CMBS U.S. Aggregate Index and pay monthly a
floating rate based on 1 month LIBOR minus 15 basis points with Citibank	April 2006	1,430,000	6,962
Receive monthly a return equal to Lehman Brothers CMBS U.S. Aggregate Index and pay monthly a
floating rate based on 1 month LIBOR minus 20 basis points with Lehman Brothers, Inc.	March 2006	3,070,000	16,004

	Expiration	Notional	Value
	Date	Amount
Receive monthly a return equal to Lehman Brothers Commercial Mortgage Backed Securities AAA Daily
Index and pay monthly a floating rate based on 1 month LIBOR minus 10 basis points with Citibank	March 2006	$490,000	$2,410
Receive quarterly a return equal to Banc of America Securities LLC AAA 10Yr Commercial Mortgage
Backed Securities Daily Index and pay quarterly a floating rate based on 3 month LIBOR minus 30 basis
points with Bank of America	May 2006	500,000	4,755
TOTAL TOTAL RETURN SWAPS		5,490,000	30,131

		$15,866,000	$16,750

Legend

(a) Non income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.

(d) Non income producing Issuer is in default.

(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $4,757,876 or 1.4% of net assets.

(g) Security or a portion of the security purchased on a delayed delivery or when issued basis.

(h) Dow Jones CDX N.A. Investment Grade 3 is a tradable index of credit default swaps on investment grade debt of U.S. companies.

(i) Dow Jones CDX N.A. Investment Grade 4 is a tradable index of credit default swaps on investment grade debt of U.S. companies.

(j) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(k) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited list of holdings for each fixed income central fund, as of the investing fund’s report date, is available upon request or at advisor.fidelity.com. The reports are located just after the fund’s financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, the fixed income central fund’s financial statements, which are not covered by the investing fund’s Report of Independent Registered Public Accounting Firm, are available on the EDGAR Database on the
SEC’s web site, www.sec.gov, or upon request.

(l) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.

See accompanying notes which are an integral part of the financial statements.

VIP Balanced Portfolio 108

(m) Restricted securities Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $72,453 or 0.0% of net assets.

Additional information on each holding is as follows:

Security	Acquisition Date	Acquisition Cost
Education Realty Trust, Inc.	9/29/05	$ 70,496
Inverness Medical Innovations, Inc.	12/14/05	$ 20,772

Affiliated Central Funds

Information regarding income received by the fund from the affiliated Central funds during the period is as follows:

Fund	Income received
Fidelity Cash Central Fund	$ 762,489
Fidelity Securities Lending Cash Central Fund	7,896
Fidelity Ultra Short Central Fund	253,752
Total	$ 1,024,137

Additional information regarding the fund’s purchases and sales, including the ownership percentage, of the following fixed income Central Fund during the period is as follows:

	Value, beginning	Purchases	Sales Proceeds	Value,	% ownership,
Fund	of period			end of period	end of period

Fidelity Ultra Short Central Fund	$—	$14,499,872	$—	$14,495,499	0.2%

Other Information

The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):

U.S.Government and U.S.Government Agency Obligations	17.0%
AAA,AA,A	5.7%
BBB	4.8%
BB	1.1%
B	0.4%
CCC,CC,C	0.1%
Not Rated	0.2%
Equities	68.0%
Short-Term Investments and Net Other Assets	2.7%
100.0%

We have used ratings from Moody’s® Investors Services, Inc. Where Moody’s ratings are not available, we have used S&P® ratings.

See accompanying notes which are an integral part of the financial statements.

109 Annual Report

VIP Balanced Portfolio

Financial Statements

Statement of Assets and Liabilities
	December 31, 2005

Assets
Investment in securities, at value (including securities loaned of $948,486) — See accompanying schedule:
Unaffiliated issuers (cost $305,913,100)	$ 329,951,784
Affiliated Central Funds (cost $29,281,285)	29,276,912
Total Investments (cost $335,194,385)		$359,228,696
Cash		24,004
Foreign currency held at value (cost $15,755)		15,723
Receivable for investments sold		413,418
Receivable for swap agreements		58
Receivable for fund shares sold		284,766
Dividends receivable		249,763
Interest receivable		928,149
Swap agreements, at value		16,750
Prepaid expenses		1,631
Other receivables		63,682
Total assets		361,226,640

Liabilities
Payable for investments purchased
Regular delivery	$ 422,146
Delayed delivery	10,097,824
Payable for fund shares redeemed	133,669
Accrued management fee	121,543
Distribution fees payable	10,041
Other affiliated payables	32,663
Other payables and accrued expenses	65,266
Collateral on securities loaned,
at value	970,845
Total liabilities		11,853,997

Net Assets		$349,372,643
Net Assets consist of:
Paid in capital		$306,499,337
Undistributed net investment income		7,582,792
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		11,220,784
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		24,069,730
Net Assets		$349,372,643

Statement of Assets and Liabilities continued
	December 31, 2005

Initial Class:
Net Asset Value, offering price
and redemption price
per share ($276,342,815 ÷ 18,699,525 shares)		$14.78
Service Class:
Net Asset Value, offering price
and redemption price
per share ($18,180,924 ÷ 1,236,502 shares)		$14.70
Service Class 2:
Net Asset Value, offering price
and redemption price
per share ($40,715,962 ÷ 2,784,328 shares)		$14.62
Investor Class:
Net Asset Value, offering price
and redemption price		$14.77
per share ($14,132,942 ÷ 957,114 shares)

See accompanying notes which are an integral part of the financial statements.
VIP Balanced Portfolio	110

Statement of Operations
		Year ended December 31, 2005

Investment Income
Dividends			$3,161,844
Interest			5,067,606
Income from affiliated Central Funds			1,024,137
Total income			9,253,587

Expenses
Management fee		$1,414,139
Transfer agent fees		237,061
Distribution fees		114,818
Accounting and security lending fees		138,748
Independent trustees’ compensation		1,503
Custodian fees and expenses		69,718
Registration fees		10
Audit		49,628
Legal		1,478
Miscellaneous		26,099
Total expenses before reductions		2,053,202
Expense reductions		(112,588)	1,940,614

Net investment income (loss)			7,312,973
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		23,595,902
Foreign currency transactions		(4,529)
Swap agreements		(108,634)
Total net realized gain (loss)			23,482,739
Change in net unrealized appreciation (depreciation) on:
Investment securities (net of increase in deferred foreign taxes of $2,603)		(12,137,531)
Assets and liabilities in foreign currencies		(77)
Swap agreements		10,189
Total change in net unrealized appreciation (depreciation)			(12,127,419)
Net gain (loss)			11,355,320
Net increase (decrease) in net assets resulting from operations			$18,668,293

Statement of Changes in Net Assets
		Year ended	Year ended
		December 31,	December 31,
		2005	2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)		$ 7,312,973	$8,902,920
Net realized gain (loss)		23,482,739	8,580,364
Change in net unrealized appreciation (depreciation)		(12,127,419)	573,968
Net increase (decrease) in net assets resulting from operations		18,668,293	18,057,252
Distributions to shareholders from net investment income		(8,716,691)	(6,988,389)
Distributions to shareholders from net realized gain		(241,563)	—
Total distributions		(8,958,254)	(6,988,389)
Share transactions - net increase (decrease)		(9,761,182)	(8,689,636)
Total increase (decrease) in net assets		(51,143)	2,379,227

Net Assets
Beginning of period		349,423,786	347,044,559
End of period (including undistributed net investment income of $7,582,792 and undistributed net investment income of
$9,092,580, respectively)		$ 349,372,643	$349,423,786

See accompanying notes which are an integral part of the financial statements.

	111		Annual Report

Financial Highlights Initial Class
Years ended December 31,	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 14.35	$ 13.88	$ 12.16	$ 13.72	$ 14.45
Income from Investment Operations
Net investment income (loss)C	31	.36E	.30	.36	.42
Net realized and unrealized gain (loss)	50.39		1.78	(1.53)	(.63)
Total from investment operations	81.75		2.08	(1.17)	(.21)
Distributions from net investment income	(.37)	(.28)	(.36)	(.39)	(.52)
Distributions from net realized gain	(.01)	—	—	—	—
Total distributions	(.38)	(.28)	(.36)	(.39)	(.52)
Net asset value, end of period	$ 14.78	$ 14.35	$ 13.88	$ 12.16	$ 13.72
Total ReturnA,B	5.77%	5.47%	17.72%	(8.72)%	(1.58)%
Ratios to Average Net AssetsD,F
Expenses before reductions	58%	.56%	.59%	.57%	.57%
Expenses net of fee waivers, if any	58%	.56%	.59%	.57%	.57%
Expenses net of all reductions	54%	.56%	.58%	.55%	.55%
Net investment income (loss)	2.22%	2.60%	2.32%	2.84%	3.11%
Supplemental Data
Net assets, end of period (000 omitted)	$ 276,343	$ 291,176	$ 295,656	$ 235,064	$ 264,608
Portfolio turnover rate	140%	74%	102%	134%	126%

A Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.
B Total returns would have been lower had certain expenses not been reduced during the periods shown.
C Calculated based on average shares outstanding during the period.
D Amounts do not include the activity of the affiliated central funds.
E Investment income per share reflects a special dividend which amounted to $.03 per share.
F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrange ments or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights Service Class
Years ended December 31,	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 14.28	$ 13.81	$ 12.11	$ 13.66	$ 14.39
Income from Investment Operations
Net investment income (loss)C	30	.34E	.28	.34	.41
Net realized and unrealized gain (loss)	48.40		1.77	(1.51)	(.64)
Total from investment operations	78.74		2.05	(1.17)	(.23)
Distributions from net investment income	(.35)	(.27)	(.35)	(.38)	(.50)
Distributions from net realized gain	(.01)	—	—	—	—
Total distributions	(.36)	(.27)	(.35)	(.38)	(.50)
Net asset value, end of period	$ 14.70	$ 14.28	$ 13.81	$ 12.11	$ 13.66
Total ReturnA,B	5.61%	5.42%	17.53%	(8.75)%	(1.72)%
Ratios to Average Net AssetsD,F
Expenses before reductions	68%	.67%	.69%	.67%	.67%
Expenses net of fee waivers, if any	68%	.67%	.69%	.67%	.67%
Expenses net of all reductions	65%	.67%	.68%	.65%	.65%
Net investment income (loss)	2.12%	2.50%	2.22%	2.74%	3.01%
Supplemental Data
Net assets, end of period (000 omitted)	$ 18,181	$ 21,228	$ 21,903	$ 20,019	$ 25,455
Portfolio turnover rate	140%	74%	102%	134%	126%

A Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.
B Total returns would have been lower had certain expenses not been reduced during the periods shown.
C Calculated based on average shares outstanding during the period.
D Amounts do not include the activity of the affiliated central funds.
E Investment income per share reflects a special dividend which amounted to $.03 per share.
F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrange ments or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.
VIP Balanced Portfolio	112

Financial Highlights Service Class 2
Years ended December 31,	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 14.20	$ 13.75	$ 12.05	$ 13.61	$ 14.37
Income from Investment Operations
Net investment income (loss)C	27	.32E	.26	.32	.38
Net realized and unrealized gain (loss)	50.38		1.77	(1.51)	(.63)
Total from investment operations	77.70		2.03	(1.19)	(.25)
Distributions from net investment income	(.34)	(.25)	(.33)	(.37)	(.51)
Distributions from net realized gain	(.01)	—	—	—	—
Total distributions	(.35)	(.25)	(.33)	(.37)	(.51)
Net asset value, end of period	$ 14.62	$ 14.20	$ 13.75	$ 12.05	$ 13.61
Total ReturnA,B	5.53%	5.15%	17.41%	(8.93)%	(1.87)%
Ratios to Average Net AssetsD,F
Expenses before reductions	83%	.82%	.84%	.83%	.83%
Expenses net of fee waivers, if any	83%	.82%	.84%	.83%	.83%
Expenses net of all reductions	80%	.82%	.84%	.81%	.81%
Net investment income (loss)	1.95%	2.35%	2.06%	2.58%	2.85%
Supplemental Data
Net assets, end of period (000 omitted)	$ 40,716	$ 37,020	$ 29,485	$ 18,577	$ 16,798
Portfolio turnover rate	140%	74%	102%	134%	126%

A Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.
B Total returns would have been lower had certain expenses not been reduced during the periods shown.
C Calculated based on average shares outstanding during the period.
D Amounts do not include the activity of the affiliated central funds.
E Investment income per share reflects a special dividend which amounted to $.03 per share.
F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrange ments or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights Investor Class

Year ended December 31,	2005G
Selected Per Share Data
Net asset value, beginning of period	$ 13.96
Income from Investment Operations
Net investment income (loss)E	11
Net realized and unrealized gain (loss)	70
Total from investment operations	81
Net asset value, end of period	$ 14.77
Total ReturnB,C,D	5.80%
Ratios to Average Net AssetsF,H
Expenses before reductions	76%A
Expenses net of fee waivers, if any	76%A
Expenses net of all reductions	73%A
Net investment income (loss)	1.73%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,133
Portfolio turnover rate	140%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.
D Total returns would have been lower had certain expenses not been reduced during the periods shown.
E Calculated based on average shares outstanding during the period.
F Amounts do not include the activity of the affiliated central funds.
G For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005.
H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

113 Annual Report

VIP High Income Portfolio Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of a class’ dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. Perfor mance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total returns would be lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns
Periods ended December 31, 2005	Past 1	Past 5	Past 10
	year	years	years
VIP High Income - Initial Class	2.70%	5.52%	3.48%
VIP High Income - Service ClassA	2.52%	5.40%	3.38%
VIP High Income - Service Class 2B	2.31%	5.23%	3.27%
VIP High Income - Investor ClassC	2.58%	5.49%	3.47%

A The initial offering of Service Class shares took place on November 3, 1997. Performance for Service Class shares reflects an asset based distribution fee (12b 1 fee), and returns prior to November 3, 1997 are those of Initial Class and do not include the effects of Service Class’ 12b 1 fee. Had Service Class’ 12b 1 fee been reflected, returns prior to November 3, 1997 would have been lower.
B The initial offering of Service Class 2 shares took place on January 12, 2000. Performance for Service Class 2 shares reflects an asset based distribution fee (12b 1 fee). Returns from
November 3, 1997 to January 12, 2000 are those of Service Class which reflect a different 12b 1 fee. Service Class 2 returns prior to November 3, 1997 are those of Initial Class and do not include the effects of a 12b 1 fee. Had Service Class 2’s 12b 1 fee been reflected, returns prior to January 12, 2000 would have been lower.
C The initial offering of Investor Class shares took place on July 21, 2005. Returns prior to July 21, 2005 are those of Initial Class. If Investor Class’s transfer agent fee had been reflected, returns prior to July 21, 2005 would have been lower.

$10,000 Over 10 Years

Let’s say hypothetically that $10,000 was invested in VIP High Income Portfolio Initial Class on December 31, 1995. The chart shows how the value of your investment would have changed, and also shows how the ML® U.S. High Yield Master II Index performed over the same period.

VIP High Income Portfolio 114

VIP High Income Portfolio Management’s Discussion of Fund Performance

Comments from Matthew Conti, Portfolio Manager of VIP High Income Portfolio

The high yield bond market rose 2.74% for the year ending December 31, 2005, according to the Merrill Lynch® U.S. High Yield Master II Index. High yield turned in weak performance from the beginning of 2005 through mid May on soaring oil prices, weakness in the automotive sector and concerns about rising interest rates. The asset class rallied in the latter half of the second quarter, though, when investors concluded the market had become oversold. Slower issuance was a positive and, with the 10 year Treasury yield hovering around 4.00%, demand for lower quality bonds accelerated as investors searched for better yields. The smoother than anticipated transition of General Motors debt into the high yield arena and increased merger activity also supported the rally, which lasted through the end of August. But the market stumbled again in September and October due to the devastation caused by Hurricane Katrina, several bankruptcy filings and growing inflation concerns. Nevertheless, high yield recovered in November and December, helped by the rebound in the air transportation sector.

For the 12 months that ended December 31, 2005, the fund performed roughly in line with the Merrill Lynch index and of the LipperSM Variable Annuity High Current Yield Funds Average, which returned 2.56% . (For specific portfolio performance results, please refer to the performance section of this report.) Underweighting the weak automotive sector helped relative to the index, as did security selection in the electric utilities group. In autos, underweighting major index components Ford and General Motors provided a nice boost, as did avoiding parts suppliers such as Collins & Aikman. Underweighting distressed power producers such as Calpine was critical to our success in utilities. Another meaningful contributor was our over weighted position in financial services systems provider SunGard Data Systems, which outperformed. Conversely, airline bonds were a drag on performance. Although the fund did not own the bonds of Delta and Northwest when those companies defaulted in the fall, positions held earlier in the period declined in value. Security selection in telecommunications also detracted. In particular, not owning index component AT&T was a negative, as the company’s bonds rallied when SBC Communications, an investment grade company, purchased the firm. Other notable detractors included bath and kitchen product manufacturer Maax and automotive parts manufacturer Delco Remy.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as invest ment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

115 115 Annual Report

VIP High Income Portfolio
Investment Changes

Top Five Holdings as of December 31, 2005
(by issuer, excluding cash equivalents)	% of fund’s	% of fund’s net assets
	net assets	6 months ago
MGM MIRAGE	1.8	1.6
AES Corp.	1.7	1.7
EchoStar DBS Corp.	1.6	1.5
Ship Finance International Ltd.	1.6	1.5
General Motors Acceptance Corp.	1.5	0.0
	8.2
Top Five Market Sectors as of December 31, 2005
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Energy	9.2	10.2
Electric Utilities	7.9	8.5
Technology	7.5	5.8
Telecommunications	7.5	10.8
Gaming	7.0	6.0

We have used ratings from Moody’s® Investors Services, Inc. Where Moody’s ratings are not available, we have used S&P® ratings.

VIP High Income Portfolio 116

VIP High Income Portfolio
Investments December 31, 2005
Showing Percentage of Net Assets

Nonconvertible Bonds 85.3%
	Principal	Value
	Amount	(Note 1)
Aerospace 1.5%
L 3 Communications Corp.:
6.375% 10/15/15 (c)	$ 5,520,000	$ 5,520,000
7.625% 6/15/12	5,245,000	5,533,475
Orbital Sciences Corp. 9% 7/15/11	5,900,000	6,298,250
Primus International, Inc. 11.5% 4/15/09 (c)	4,505,000	4,775,300
		22,127,025
Air Transportation 0.5%
American Airlines, Inc. pass thru trust certificates 6.817% 5/23/11	6,115,000	5,870,400
Continental Airlines, Inc. pass thru trust certificates 9.798% 4/1/21	1,933,617	1,933,617
		7,804,017
Automotive – 2.8%
Ford Motor Co. 7.45% 7/16/31	2,805,000	1,907,400
Ford Motor Credit Co.:
6.625% 6/16/08	730,000	662,151
7% 10/1/13	4,235,000	3,618,625
7.26% 11/2/07 (d)	6,110,000	5,842,028
General Motors Acceptance Corp.:
5.05% 1/16/07 (d)	1,630,000	1,548,653
5.125% 5/9/08	2,885,000	2,568,325
5.625% 5/15/09	1,705,000	1,516,925
6.125% 9/15/06	1,645,000	1,597,879
6.125% 2/1/07	2,310,000	2,205,235
6.75% 12/1/14	675,000	607,500
6.875% 9/15/11	7,250,000	6,615,625
8% 11/1/31	6,200,000	6,014,000
Goodyear Tire & Rubber Co. 9% 7/1/15 (c)	4,490,000	4,433,875
Navistar International Corp.:
6.25% 3/1/12	1,680,000	1,503,600
7.5% 6/15/11	2,315,000	2,193,463
		42,835,284
Banks and Thrifts – 0.4%
Western Financial Bank 9.625% 5/15/12	5,125,000	5,740,000
Broadcasting – 0.2%
Paxson Communications Corp.:
7.75% 1/15/12 (c)(d)	1,550,000	1,538,375
10.75% 1/15/13 (c)(d)	1,550,000	1,499,625
		3,038,000
Building Materials – 1.5%
Anixter International, Inc. 5.95% 3/1/15	3,710,000	3,359,553
Goodman Global Holdings, Inc.:
7.4913% 6/15/12 (c)(d)	4,905,000	4,880,475
7.875% 12/15/12 (c)	2,980,000	2,771,400
Maax Holdings, Inc. 0% 12/15/12 (b)	9,895,000	3,562,200

See accompanying notes which are an integral part of the financial statements.

117 Annual Report

117

VIP High Income Portfolio
Investments - continued

		Principal	Value
		Amount	(Note 1)
Nortek, Inc. 8.5% 9/1/14		$ 5,060,000	$ 4,908,200
NTK Holdings, Inc. 0% 3/1/14 (b)		4,555,000	2,846,875
			22,328,703
Cable TV 3.2%
Cablevision Systems Corp.:
8% 4/15/12		4,755,000	4,422,150
8.7163% 4/1/09 (d)		6,165,000	6,195,825
CCH I LLC / CCH I Capital Corp. 11% 10/1/15 (c)		585,000	485,550
CSC Holdings, Inc. 7% 4/15/12 (c)(d)		1,055,000	996,975
EchoStar DBS Corp. 5.75% 10/1/08		24,875,000	24,439,668
GCI, Inc. 7.25% 2/15/14		4,080,000	4,018,800
iesy Repository GmbH 10.375% 2/15/15 (c)		3,290,000	3,413,375
Insight Midwest LP/Insight Capital, Inc. 10.5% 11/1/10		1,370,000	1,443,706
Kabel Deutschland GmbH 10.625% 7/1/14 (c)		2,690,000	2,844,675
Mediacom Broadband LLC/Mediacom Broadband Corp. 8.5% 10/15/15 (c)		140,000	129,500
			48,390,224
Capital Goods 2.1%
Amsted Industries, Inc. 10.25% 10/15/11 (c)		6,840,000	7,173,450
Chart Industries, Inc. 9.125% 10/15/15 (c)		810,000	826,200
Invensys PLC 9.875% 3/15/11 (c)		11,075,000	10,964,250
Leucadia National Corp. 7% 8/15/13		5,375,000	5,348,125
Park Ohio Industries, Inc. 8.375% 11/15/14		3,645,000	3,171,150
Sensus Metering Systems, Inc. 8.625% 12/15/13		4,160,000	3,681,600
			31,164,775
Chemicals 3.7%
Borden US Finance Corp./Nova Scotia Finance ULC 8.9% 7/15/10 (c)(d)		4,720,000	4,767,200
Crystal US Holding 3 LLC/Crystal US Sub 3 Corp.:
Series A, 0% 10/1/14 (b)		2,905,000	2,109,756
Series B, 0% 10/1/14 (b)		1,965,000	1,424,625
Equistar Chemicals LP 7.55% 2/15/26		3,715,000	3,529,250
Equistar Chemicals LP/Equistar Funding Corp.:
8.75% 2/15/09		1,995,000	2,107,219
10.125% 9/1/08		2,800,000	3,038,000
Huntsman LLC 11.4% 7/15/11 (d)		5,700,000	6,042,000
Millennium America, Inc.:
7.625% 11/15/26		610,000	582,550
9.25% 6/15/08		11,875,000	12,795,313

See accompanying notes which are an integral part of the financial statements.

VIP High Income Portfolio	118

Nonconvertible Bonds continued
	Principal	Value
	Amount	(Note 1)
Chemicals – continued
Nalco Co. 7.75% 11/15/11	$ 3,755,000	$ 3,858,263
Nell AF Sarl 8.375% 8/15/15 (c)	2,690,000	2,656,375
NOVA Chemicals Corp.:
7.4% 4/1/09	5,225,000	5,316,438
7.5469% 11/15/13 (c)(d)	3,060,000	3,128,850
Tronox Worldwide LLC / Tronox Worldwide Finance Corp. 9.5% 12/1/12 (c)	4,300,000	4,396,750
		55,752,589
Consumer Products – 1.0%
IKON Office Solutions, Inc. 7.75% 9/15/15 (c)	8,575,000	8,382,063
Jostens Holding Corp. 0% 12/1/13 (b)	3,050,000	2,226,500
Jostens IH Corp. 7.625% 10/1/12	1,970,000	1,950,300
Samsonite Corp. 8.875% 6/1/11	2,045,000	2,121,688
		14,680,551
Containers – 1.9%
Berry Plastics Corp. 10.75% 7/15/12	3,000,000	3,210,000
BWAY Corp. 10% 10/15/10	7,005,000	7,346,494
Crown Americas LLC / Crown Americas Capital Corp.:
7.625% 11/15/13 (c)	2,890,000	2,976,700
7.75% 11/15/15 (c)	2,890,000	2,976,700
Owens Brockway Glass Container, Inc. 8.25% 5/15/13	4,040,000	4,171,300
Owens Illinois, Inc.:
7.35% 5/15/08	4,105,000	4,146,050
7.5% 5/15/10	3,230,000	3,242,113
		28,069,357
Diversified Financial Services – 0.7%
E*TRADE Financial Corp.:
7.375% 9/15/13 (c)	1,600,000	1,624,000
7.875% 12/1/15	4,320,000	4,460,400
8% 6/15/11 (c)	3,370,000	3,513,225
Triad Acquisition Corp. 11.125% 5/1/13 (c)	620,000	607,600
		10,205,225
Diversified Media 1.0%
Corus Entertainment, Inc. 8.75% 3/1/12	6,140,000	6,600,500
LBI Media Holdings, Inc. 0% 10/15/13 (b)	6,440,000	4,701,200
LBI Media, Inc. 10.125% 7/15/12	3,285,000	3,482,100
		14,783,800
Electric Utilities – 6.4%
AES Corp.:
8.875% 2/15/11	13,026,000	14,084,363
9.375% 9/15/10	6,433,000	7,011,970
9.5% 6/1/09	4,549,000	4,895,861

See accompanying notes which are an integral part of the financial statements.

119 Annual Report

119

VIP High Income Portfolio
Investments - continued

		Principal	Value
		Amount	(Note 1)
AES Gener SA 7.5% 3/25/14		$ 5,290,000	$ 5,369,350
Aquila, Inc. 14.875% 7/1/12		2,555,000	3,417,313
CMS Energy Corp.:
6.3% 2/1/12		3,905,000	3,865,950
6.875% 12/15/15		2,690,000	2,716,900
7.5% 1/15/09		5,680,000	5,836,200
Mirant North America LLC / Mirant North America Finance Corp. 7.375% 12/31/13 (c)		2,480,000	2,498,600
MSW Energy Holdings II LLC/MSW Finance Co. II, Inc. 7.375% 9/1/10 .		7,490,000	7,658,525
MSW Energy Holdings LLC/MSW Energy Finance Co., Inc. 8.5% 9/1/10		2,505,000	2,655,300
NRG Energy, Inc. 8% 12/15/13		8,369,000	9,310,513
Sierra Pacific Resources:
6.75% 8/15/17 (c)		2,190,000	2,190,000
8.625% 3/15/14		1,850,000	2,007,250
TECO Energy, Inc. 6.25% 5/1/10 (d)		3,850,000	3,917,375
Tenaska Alabama Partners LP 7% 6/30/21 (c)		3,313,837	3,330,406
TXU Corp. 6.5% 11/15/24		6,115,000	5,778,675
Utilicorp Canada Finance Corp. 7.75% 6/15/11		8,600,000	8,772,000
Utilicorp United, Inc. 9.95% 2/1/11 (d)		1,105,000	1,215,500
			96,532,051
Energy – 8.3%
Atlas Pipeline Partners LP / Atlas Pipeline Partners Finance Corp. 8.125% 12/15/15 (c)		2,720,000	2,747,200
Chaparral Energy, Inc. 8.5% 12/1/15 (c)		4,800,000	4,908,000
Chesapeake Energy Corp.:
6.5% 8/15/17 (c)		3,770,000	3,765,288
7.5% 6/15/14		2,095,000	2,210,225
7.75% 1/15/15		6,100,000	6,450,750
El Paso Corp.:
6.375% 2/1/09 (c)		9,790,000	9,594,200
6.5% 6/1/08 (c)		1,510,000	1,489,373
7.75% 6/15/10 (c)		7,174,000	7,342,589
9.625% 5/15/12 (c)		1,305,000	1,409,400
Hanover Compressor Co.:
0% 3/31/07		5,595,000	4,979,550
8.625% 12/15/10		2,560,000	2,707,200
9% 6/1/14		2,465,000	2,680,688
Hanover Equipment Trust 8.75% 9/1/11		775,000	815,688
Hilcorp Energy I LP/Hilcorp Finance Co.:
7.75% 11/1/15 (c)		3,440,000	3,483,000
10.5% 9/1/10 (c)		2,828,000	3,117,870

See accompanying notes which are an integral part of the financial statements.

VIP High Income Portfolio	120

Nonconvertible Bonds continued
	Principal	Value
	Amount	(Note 1)
Energy – continued
Markwest Energy Partners LP/ Markwest Energy Finance Corp. 6.875% 11/1/14 (c)	$ 2,236,000	$ 2,057,120
Newfield Exploration Co. 6.625% 9/1/14	2,800,000	2,835,000
Pacific Energy Partners LP/Pacific Energy Finance Corp. 6.25% 9/15/15 (c)	3,530,000	3,485,875
Parker Drilling Co.:
9.16% 9/1/10 (d)	10,995,000	11,407,313
9.625% 10/1/13	2,960,000	3,307,800
Pogo Producing Co. 6.875% 10/1/17 (c)	2,255,000	2,204,263
Range Resources Corp. 7.375% 7/15/13	10,885,000	11,184,338
Sonat, Inc. 7.625% 7/15/11	8,680,000	8,810,200
Stone Energy Corp. 6.75% 12/15/14	4,635,000	4,356,900
Targa Resources, Inc. / Targa Resources Finance Corp. 8.5% 11/1/13 (c)	2,535,000	2,598,375
Tesoro Corp.:
6.25% 11/1/12 (c)	2,740,000	2,750,275
6.625% 11/1/15 (c)	2,740,000	2,767,400
Williams Companies, Inc. 6.375% 10/1/10 (c)	8,760,000	8,781,900
		124,247,780
Environmental – 0.8%
Allied Waste North America, Inc.:
5.75% 2/15/11	4,345,000	4,084,300
8.5% 12/1/08	3,965,000	4,163,250
8.875% 4/1/08	4,000,000	4,220,000
		12,467,550
Food and Drug Retail – 0.3%
Stater Brothers Holdings, Inc.:
7.9913% 6/15/10 (d)	2,235,000	2,229,413
8.125% 6/15/12	1,975,000	1,955,250
		4,184,663
Food/Beverage/Tobacco – 1.8%
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11	2,820,000	2,918,700
RJ Reynolds Tobacco Holdings, Inc.:
6.5% 7/15/10 (c)	7,310,000	7,236,900
7.3% 7/15/15 (c)	2,885,000	2,939,094
Smithfield Foods, Inc. 7% 8/1/11	3,340,000	3,410,975
UAP Holding Corp. 0% 7/15/12 (b)	6,050,000	5,233,250
United Agriculture Products, Inc. 8.25% 12/15/11	4,949,000	5,196,450
		26,935,369

See accompanying notes which are an integral part of the financial statements.

121 Annual Report

121

VIP High Income Portfolio Investments - continued

	Principal	Value
	Amount	(Note 1)
Gaming – 7.0%
Chukchansi Economic Development Authority:
7.9662% 11/15/12 (c)(d)	$ 1,010,000	$ 1,022,625
8% 11/15/13 (c)	3,210,000	3,266,175
Kerzner International Ltd. 6.75% 10/1/15 (c)	7,150,000	6,935,500
Mandalay Resort Group:
9.375% 2/15/10	4,655,000	5,103,044
10.25% 8/1/07	3,125,000	3,332,031
MGM MIRAGE:
6% 10/1/09	14,545,000	14,472,275
6.625% 7/15/15	3,350,000	3,341,625
6.75% 9/1/12	8,910,000	9,032,513
Mohegan Tribal Gaming Authority:
6.375% 7/15/09	11,815,000	11,888,844
7.125% 8/15/14	2,220,000	2,286,600
8% 4/1/12	1,220,000	1,284,050
MTR Gaming Group, Inc. 9.75% 4/1/10	3,690,000	3,929,850
Scientific Games Corp. 6.25% 12/15/12	3,275,000	3,217,688
Seneca Gaming Corp.:
7.25% 5/1/12 (Reg. S) (c)	4,600,000	4,634,500
7.25% 5/1/12	6,020,000	6,065,150
Station Casinos, Inc. 6.875% 3/1/16	9,520,000	9,722,300
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
0% 1/15/13 (b)	2,100,000	1,428,000
9% 1/15/12	3,610,000	3,682,200
Wheeling Island Gaming, Inc. 10.125% 12/15/09	6,730,000	7,058,088
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 6.625% 12/1/14	3,630,000	3,543,788
		105,246,846
Healthcare – 4.2%
Accellent, Inc. 10.5% 12/1/13 (c)	3,315,000	3,414,450
CDRV Investors, Inc. 0% 1/1/15 (b)	10,710,000	6,559,875
Concentra Operating Corp.:
9.125% 6/1/12	5,135,000	5,289,050
9.5% 8/15/10	2,145,000	2,220,075
DaVita, Inc. 6.625% 3/15/13	4,080,000	4,151,400
HealthSouth Corp.:
7.625% 6/1/12	1,190,000	1,201,900
8.5% 2/1/08	1,740,000	1,753,050
IASIS Healthcare LLC/IASIS Capital Corp. 8.75% 6/15/14	3,690,000	3,874,500
Mylan Laboratories, Inc.:
5.75% 8/15/10 (c)	1,400,000	1,403,500
6.375% 8/15/15 (c)	2,580,000	2,586,450

See accompanying notes which are an integral part of the financial statements.
VIP High Income Portfolio	122

Nonconvertible Bonds continued
	Principal	Value
	Amount	(Note 1)
Healthcare – continued
Omega Healthcare Investors, Inc.:
7% 4/1/14	$ 7,230,000	$ 7,257,113
7% 4/1/14 (c)	2,740,000	2,750,275
7% 1/15/16 (c)	2,820,000	2,795,325
Senior Housing Properties Trust 8.625% 1/15/12	10,645,000	11,656,275
Team Finance LLC / Health Finance Corp. 11.25% 12/1/13 (c)	4,310,000	4,374,650
Ventas Realty LP/Ventas Capital Corp. 6.625% 10/15/14	2,320,000	2,372,200
		63,660,088
Homebuilding/Real Estate – 3.9%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13 (c)	5,020,000	5,007,450
8.125% 6/1/12	11,900,000	12,316,500
K. Hovnanian Enterprises, Inc.:
6% 1/15/10	1,330,000	1,263,500
8.875% 4/1/12	1,240,000	1,284,950
KB Home 7.75% 2/1/10	10,470,000	10,784,100
Standard Pacific Corp.:
5.125% 4/1/09	7,040,000	6,652,800
6.875% 5/15/11	2,825,000	2,697,875
Technical Olympic USA, Inc.:
7.5% 1/15/15	5,115,000	4,245,450
10.375% 7/1/12	4,125,000	4,063,125
Ventas Realty LP/Ventas Capital Corp. 6.5% 6/1/16 (c)	4,530,000	4,563,975
WCI Communities, Inc.:
6.625% 3/15/15	3,135,000	2,727,450
7.875% 10/1/13	2,605,000	2,448,700
		58,055,875
Hotels – 1.0%
Grupo Posadas SA de CV 8.75% 10/4/11 (c)	7,725,000	7,918,125
Host Marriott LP 7.125% 11/1/13	6,855,000	7,112,063
		15,030,188
Insurance – 0.8%
Crum & Forster Holdings Corp. 10.375% 6/15/13	4,895,000	5,139,750
Fairfax Financial Holdings Ltd. 7.75% 4/26/12	3,400,000	3,179,000
UnumProvident Finance Co. PLC 6.85% 11/15/15 (c)	3,930,000	4,057,725
		12,376,475
Leisure 2.1%
Equinox Holdings Ltd. 9% 12/15/09	4,525,000	4,841,750
Town Sports International Holdings, Inc. 0% 2/1/14 (b)	1,610,000	1,094,800
Town Sports International, Inc. 9.625% 4/15/11	8,330,000	8,663,200

See accompanying notes which are an integral part of the financial statements.

123 Annual Report

123

VIP High Income Portfolio
Investments - continued

	Principal	Value
	Amount	(Note 1)
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10	$ 10,015,000	$ 11,166,725
Universal City Florida Holding Co. I/II 9% 5/1/10 (d)	5,345,000	5,371,725
		31,138,200
Metals/Mining – 2.7%
Arch Western Finance LLC 6.75% 7/1/13	4,945,000	4,969,725
Century Aluminum Co. 7.5% 8/15/14	1,735,000	1,717,650
Compass Minerals International, Inc.:
0% 12/15/12 (b)	5,940,000	5,375,700
0% 6/1/13 (b)	9,470,000	8,191,550
Massey Energy Co. 6.875% 12/15/13 (c)	4,200,000	4,236,750
Southern Peru Copper Corp. 6.375% 7/27/15 (c)	5,890,000	5,901,780
Vedanta Resources PLC 6.625% 2/22/10 (c)	10,775,000	10,519,094
		40,912,249
Paper 1.0%
Catalyst Paper Corp. 8.625% 6/15/11	4,060,000	3,917,900
Georgia Pacific Corp.:
8% 1/15/24	1,985,000	1,890,713
8.125% 5/15/11	5,175,000	5,175,000
8.875% 5/15/31	3,535,000	3,535,000
		14,518,613
Publishing/Printing – 1.5%
Dex Media West LLC/Dex Media West Finance Co.:
8.5% 8/15/10	2,175,000	2,289,188
9.875% 8/15/13	1,420,000	1,574,425
Houghton Mifflin Co. 9.875% 2/1/13	5,435,000	5,740,719
R.H. Donnelley Finance Corp. I 10.875% 12/15/12	2,505,000	2,814,994
The Reader’s Digest Association, Inc. 6.5% 3/1/11	11,160,000	10,964,700
		23,384,026
Railroad 0.9%
Kansas City Southern Railway Co.:
7.5% 6/15/09	13,525,000	13,964,563
9.5% 10/1/08	150,000	162,750
		14,127,313
Restaurants 1.1%
Carrols Corp. 9% 1/15/13	4,900,000	4,765,250
Friendly Ice Cream Corp. 8.375% 6/15/12	5,375,000	4,824,063
Landry’s Seafood Restaurants, Inc. 7.5% 12/15/14	6,915,000	6,500,100
		16,089,413

See accompanying notes which are an integral part of the financial statements.
VIP High Income Portfolio	124

Nonconvertible Bonds continued
	Principal	Value
	Amount	(Note 1)
Services – 1.7%
Corrections Corp. of America:
6.25% 3/15/13	$ 1,070,000	$ 1,059,300
7.5% 5/1/11	1,870,000	1,930,775
FTI Consulting, Inc. 7.625% 6/15/13 (c)	3,990,000	4,124,663
Iron Mountain, Inc.:
8.25% 7/1/11	5,555,000	5,610,550
8.625% 4/1/13	5,270,000	5,480,800
Rural/Metro Corp.:
0% 3/15/16 (b)(c)	3,930,000	2,377,650
9.875% 3/15/15 (c)	1,035,000	1,060,875
United Rentals North America, Inc. 7% 2/15/14	4,090,000	3,803,700
		25,448,313
Shipping – 3.6%
Hertz Corp.:
8.875% 1/1/14 (c)	1,460,000	1,480,075
10.5% 1/1/16 (c)	3,260,000	3,329,275
OMI Corp. 7.625% 12/1/13	9,595,000	9,738,925
Overseas Shipholding Group, Inc.:
7.5% 2/15/24	295,000	293,525
8.25% 3/15/13	1,295,000	1,369,463
Ship Finance International Ltd. 8.5% 12/15/13	25,180,000	23,795,100
Teekay Shipping Corp. 8.875% 7/15/11	12,158,000	13,677,750
		53,684,113
Steels 0.9%
Allegheny Technologies, Inc. 8.375% 12/15/11	5,820,000	6,300,150
Gerdau AmeriSteel Corp./GUSAP Partners 10.375% 7/15/11	6,380,000	7,033,950
		13,334,100
Super Retail 1.4%
GSC Holdings Corp./Gamestop, Inc. 8% 10/1/12 (c)	16,795,000	15,661,338
NBC Acquisition Corp. 0% 3/15/13 (b)	1,665,000	1,165,500
Nebraska Book Co., Inc. 8.625% 3/15/12	2,530,000	2,327,600
Sonic Automotive, Inc. 8.625% 8/15/13	2,410,000	2,331,675
		21,486,113
Technology – 6.5%
Advanced Micro Devices, Inc. 7.75% 11/1/12	4,210,000	4,231,050
Amkor Technology, Inc.:
7.125% 3/15/11	1,465,000	1,289,200
7.75% 5/15/13	1,475,000	1,290,625
10.5% 5/1/09	1,285,000	1,178,988
Avago Technologies Finance Ltd.:
9.91% 6/1/13 (c)(d)	4,400,000	4,488,000

See accompanying notes which are an integral part of the financial statements.

125 Annual Report

125

VIP High Income Portfolio Investments - continued

	Principal	Value
	Amount	(Note 1)
10.125% 12/1/13 (c)	$ 5,775,000	$ 5,933,813
11.875% 12/1/15 (c)	1,475,000	1,486,063
Celestica, Inc.:
7.625% 7/1/13	2,785,000	2,746,706
7.875% 7/1/11	10,440,000	10,492,200
Freescale Semiconductor, Inc. 6.875% 7/15/11	10,965,000	11,458,425
Lucent Technologies, Inc.:
6.45% 3/15/29	6,900,000	5,882,250
6.5% 1/15/28	2,210,000	1,864,688
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co. 7.7413% 12/15/11 (d)	5,820,000	5,892,750
New ASAT Finance Ltd. 9.25% 2/1/11	2,000,000	1,450,000
Sanmina SCI Corp. 6.75% 3/1/13	6,800,000	6,426,000
STATS ChipPAC Ltd. 7.5% 7/19/10	5,980,000	6,009,900
SunGard Data Systems, Inc.:
8.5248% 8/15/13 (c)(d)	3,535,000	3,645,469
9.125% 8/15/13 (c)	6,195,000	6,404,081
Unisys Corp. 8% 10/15/12	1,520,000	1,398,400
Xerox Capital Trust I 8% 2/1/27	6,315,000	6,488,663
Xerox Corp.:
6.875% 8/15/11	2,780,000	2,866,875
7.625% 6/15/13	4,585,000	4,848,638
		97,772,784
Telecommunications – 6.4%
Digicel Ltd. 9.25% 9/1/12 (c)	4,530,000	4,665,900
Innova S. de R.L. 9.375% 9/19/13	950,000	1,056,875
Intelsat Ltd.:
5.25% 11/1/08	2,535,000	2,313,188
6.5% 11/1/13	10,960,000	8,151,500
7.625% 4/15/12	7,910,000	6,347,775
8.695% 1/15/12 (c)(d)	4,220,000	4,293,850
MCI, Inc. 8.735% 5/1/14 (d)	4,175,000	4,618,594
Millicom International Cellular SA 10% 12/1/13	7,280,000	7,498,400
Mobile Telesystems Finance SA 8% 1/28/12 (c)	3,330,000	3,406,590
New Skies Satellites BV:
9.125% 11/1/12	4,360,000	4,654,300
9.5725% 11/1/11 (d)	4,890,000	5,085,600
PanAmSat Corp. 9% 8/15/14	5,374,000	5,642,700
PanAmSat Holding Corp. 0% 11/1/14 (b)	1,070,000	747,663
Qwest Corp.:
7.7413% 6/15/13 (c)(d)	10,630,000	11,374,100
8.875% 3/15/12	785,000	885,088
Rogers Communications, Inc.:
7.25% 12/15/12	2,085,000	2,197,069
9.625% 5/1/11	8,545,000	9,784,025

See accompanying notes which are an integral part of the financial statements.
VIP High Income Portfolio	126

Nonconvertible Bonds continued
	Principal	Value
	Amount	(Note 1)
Telecommunications – continued
SBA Communications Corp. 8.5% 12/1/12	$ 3,540,000	$ 3,938,250
Time Warner Telecom, Inc. 10.125% 2/1/11	1,585,000	1,656,325
U.S. West Capital Funding, Inc. 6.375% 7/15/08	2,695,000	2,668,050
U.S. West Communications 7.5% 6/15/23	3,335,000	3,301,650
Wind Acquisition Finance SA 10.75% 12/1/15 (c)	2,570,000	2,643,888
		96,931,380
Textiles & Apparel 0.5%
Levi Strauss & Co.:
8.8044% 4/1/12 (d)	2,980,000	2,994,900
12.25% 12/15/12	1,560,000	1,731,600
Tommy Hilfiger USA, Inc. 6.85% 6/1/08	2,950,000	2,979,500
		7,706,000

TOTAL NONCONVERTIBLE BONDS
(Cost $1,277,348,136)	1,282,189,052

Commercial Mortgage Securities 0.3%

Banc of America Commercial Mortgage, Inc. Series 2003 2:
Class BWD, 6.947% 10/11/37 (c)	608,089	613,941
Class BWE, 7.226% 10/11/37 (c)	822,302	829,661
Class BWF, 7.55% 10/11/37 (c)	725,932	733,810
Class BWG, 8.155% 10/11/37 (c)	702,124	703,212
Class BWH, 9.073% 10/11/37 (c)	367,223	373,628
Class BWJ, 9.99% 10/11/37 (c)	607,102	616,137
Class BWK, 10.676% 10/11/37 (c)	472,848	482,524
Class BWL, 10.1596% 10/11/37 (c)	788,739	746,962
LB Multi family Mortgage Trust Series 1991 4 Class A1, 7.0403% 4/25/21 (c)(d)	194,743	175,269
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $5,033,785)		5,275,144

Common Stocks 0.1%
	Shares
Chemicals 0.1%
Huntsman Corp. (e)	93,936	1,455,820

	Shares	Value (Note 1)
Textiles & Apparel 0.0%
Arena Brands Holding Corp. Class B (e)	48,889	$ 633,113
TOTAL COMMON STOCKS
(Cost $2,621,103)		2,088,933

See accompanying notes which are an integral part of the financial statements.
127	Annual Report

VIP High Income Portfolio
Investments - continued

Floating Rate Loans 8.2%
	Principal
	Amount
Aerospace 0.3%
Transdigm, Inc. term loan 9.31% 11/10/11 (d)	$ 4,840,000	4,767,400
Air Transportation 0.4%
US Airways Group, Inc.:
Tranche 1A, term loan 10.5269% 9/30/10 (d)	3,763,463	3,857,549
Tranche 2B, term loan 12.9269% 9/30/08 (d)	1,588,852	1,636,518
		5,494,067
Building Materials – 0.5%
Masonite International Corp. term loan 9.3838% 4/6/15 (d)	7,930,000	7,920,088
Chemicals 0.0%
Huntsman International LLC Tranche B, term loan 6.12% 8/16/12 (d)	332,142	333,387
Diversified Financial Services – 0.3%
LPL Holdings, Inc. Tranche B, term loan 7.7364% 6/27/13 (d)	4,910,000	4,885,450
Electric Utilities – 1.5%
Covanta Energy Corp.:
Tranche 1:
Credit Linked Deposit 7.5269% 6/24/12 (d)	4,566,504	4,623,585
term loan 7.5053% 6/24/12 (d)	3,079,872	3,118,370
Tranche 2, term loan 9.9491% 6/24/13 (d)	7,835,000	7,952,525
Riverside Energy Center LLC:
term loan 8.4931% 6/24/11 (d)	5,680,322	5,680,322
Credit Linked Deposit 8.4931% 6/24/11 (d)	264,557	264,557
		21,639,359
Energy – 0.9%
Boart Longyear Holdings, Inc.:
Tranche 1, term loan 7.53% 7/28/12 (d)	638,400	644,784
Tranche 2, term loan 11.53% 1/28/13 (d)	1,590,000	1,590,000
Coffeyville Resources LLC:
Credit Linked Deposit 6.8625% 7/8/11 (d)	264,000	266,640

See accompanying notes which are an integral part of the financial statements.
VIP High Income Portfolio	128

Floating Rate Loans continued
		Principal	Value
		Amount	(Note 1)
Energy – continued
Coffeyville Resources LLC: - continued
Tranche 2, term loan 11.3125% 7/8/13 (d)		$ 4,480,000	$ 4,580,800
Tranche B1, term loan 7.0625% 7/8/12 (d)		395,010	398,960
Targa Resources, Inc. / Targa Resources Finance Corp.:
Credit Linked Deposit 6.6519% 10/31/12 (d)		605,806	608,835
term loan:
6.6366% 10/31/12 (d)		2,520,867	2,533,471
6.83% 10/31/07 (d)		3,190,000	3,205,950
			13,829,440
Environmental – 0.8%
Envirocare of Utah, Inc.:
Tranche 1, term loan 6.95% 4/13/10 (d)		3,440,432	3,474,837
Tranche 2, term loan 9.7% 4/13/10 (d)		7,680,000	7,843,200
			11,318,037
Healthcare – 0.1%
Team Health, Inc. term loan 6.88% 11/22/12 (d)		750,000	755,625
Homebuilding/Real Estate – 1.3%
Capital Automotive (REIT) term loan 6.12% 12/16/10 (d)		6,480,000	6,496,200
LNR Property Corp.:
Tranche A, term loan 8.7665% 2/3/08 (d)		6,370,000	6,401,850
Tranche B, term loan:
7.2681% 2/3/08 (d)		3,380,897	3,385,123
9.5165% 2/3/08 (d)		3,700,000	3,718,500
			20,001,673
Technology – 1.0%
Fidelity National Information Solutions, Inc.:
Tranche A, term loan 5.86% 3/9/11 (d)		6,118,762	6,118,762
Tranche B, term loan 6.11% 3/9/13 (d)		2,411,200	2,423,256
Infor Global Solutions AG Tranche 2, term loan 11.8009% 4/18/12 (d)	.	2,660,000	2,686,600
Open Solutions, Inc. Tranche 2, term loan LIBOR + 2.5% 12/14/11 (d)		4,240,000	4,298,300
			15,526,918
Telecommunications – 1.1%
Qwest Corp. Tranche B, term loan 6.95% 6/30/10 (d)		5,900,000	5,966,375
Wind Telecomunicazioni Spa:
Tranche 2, term loan 10.62% 3/21/15 (d)		5,450,000	5,654,375

See accompanying notes which are an integral part of the financial statements.

129 Annual Report

129

VIP High Income Portfolio
Investments - continued

	Principal	Value
	Amount	(Note 1)
Tranche B, term loan 7.12% 9/21/13 (d)	$ 2,345,000	$ 2,339,138
Tranche C, term loan 7.62% 9/21/14 (d)	2,345,000	2,339,138
		16,299,026
TOTAL FLOATING RATE LOANS
(Cost $121,715,934)	122,770,470
Money Market Funds 4.8%
	Shares
Fidelity Cash Central Fund, 4.28% (a)
(Cost $72,016,583)	72,016,583	72,016,583
Cash Equivalents 0.3%
	Maturity
	Amount
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at
3.51%, dated 12/30/05 due 1/3/06)
(Cost $4,810,000)	$ 4,811,875	4,810,000
TOTAL INVESTMENT PORTFOLIO 99.0%
(Cost $1,483,545,541)	1,489,150,182

NET OTHER ASSETS 1.0%		14,601,264
NET ASSETS 100%	$ 1,503,751,446

Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request.

(b) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $325,018,739 or 21.6% of net assets.

(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(e) Restricted securities – Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,088,933 or 0.1% of net assets.

See accompanying notes which are an integral part of the financial statements.

VIP High Income Portfolio 130

Additional information on each holding is as follows:

Security	Acquisition Date	Acquisition Cost
Arena Brands Holding Corp. Class B	6/18/97	$ 1,974,627
Huntsman Corp.	7/28/03	$ 553,819

Affiliated Central Funds

Information regarding income received by the fund from the affiliated Central funds during the period is as follows:

Fund	Income received
Fidelity Cash Central Fund	$ 2,313,904

Other Information

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:

United States of America	83.5%
Canada	4.8%
Bermuda	3.3%
United Kingdom	1.7%
Marshall Islands	1.6%
Luxembourg	1.5%
Others (individually less than 1%)	3.6%
100.0%

Income Tax Information

At December 31, 2005, the fund had a capital loss carryforward of approximately $1,130,214,603 of which $269,179,718, $772,554,243 and $88,480,642 will expire on December 31, 2008, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

131 Annual Report

VIP High Income Portfolio

Financial Statements

Statement of Assets and Liabilities
	December 31, 2005

Assets
Investment in securities, at value (including repurchase agreements of $4,810,000) — See accompanying schedule:
Unaffiliated issuers (cost $1,411,528,958)	$1,417,133,599
Affiliated Central Funds (cost $72,016,583)	72,016,583
Total Investments (cost $1,483,545,541)		$1,489,150,182
Cash		7,044,062
Receivable for investments sold		6,552,944
Receivable for fund shares sold		288,300
Interest receivable		24,862,484
Prepaid expenses		8,085
Other receivables		1,712
Total assets		1,527,907,769

Liabilities
Payable for investments purchased	$ 19,607,565
Payable for fund shares redeemed	3,571,880
Accrued management fee	719,293
Distribution fees payable	44,741
Other affiliated payables	130,889
Other payables and accrued expenses	81,955
Total liabilities		24,156,323

Net Assets		$ 1,503,751,446
Net Assets consist of:
Paid in capital		$2,623,368,779
Undistributed net investment income		5,394,674
Accumulated undistributed net realized gain (loss) on investments		(1,130,616,648)
Net unrealized appreciation (depreciation) on investments		5,604,641
Net Assets		$ 1,503,751,446

Statement of Assets and Liabilities continued
	December 31, 2005

Initial Class:
Net Asset Value, offering price and redemption price per share ($1,080,001,710 ÷ 175,098,266 shares)		$6.17
Service Class:
Net Asset Value, offering price and redemption price per share ($319,379,911 ÷ 52,003,481 shares)		$6.14
Service Class 2:
Net Asset Value, offering price and redemption price per share ($86,757,293 ÷ 14,266,301 shares)		$6.08
Initial Class R:
Net Asset Value, offering price and redemption price per share ($83,235 ÷ 13,509 shares)		$6.16
Service Class R:
Net Asset Value, offering price and redemption price per share ($83,101 ÷ 13,534 shares)		$6.14
Service Class 2R:
Net Asset Value, offering price and redemption price per share ($82,881 ÷ 13,629 shares)		$6.08
Investor Class:
Net Asset Value, offering price and redemption price per share ($17,363,315 ÷ 2,818,163 shares)		$6.16

See accompanying notes which are an integral part of the financial statements.
VIP High Income Portfolio	132

Statement of Operations
	Year ended December 31, 2005

Investment Income
Dividends		$15,062
Interest		119,889,332
Income from affiliated Central Funds		2,313,904
Total income		122,218,298

Expenses
Management fee	$ 9,138,183
Transfer agent fees	1,085,513
Distribution fees	544,643
Accounting fees and expenses	568,878
Independent trustees’ compensation	7,332
Custodian fees and expenses	50,213
Audit	76,005
Legal	21,718
Interest	37,564
Miscellaneous	141,054
Total expenses before reductions	11,671,103
Expense reductions	(25,527)	11,645,576

Net investment income		110,572,722
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		14,492,871
Change in net unrealized appreciation (depreciation) on:
Investment securities	(85,880,606)
Assets and liabilities in foreign currencies	(743)
Total change in net unrealized appreciation (depreciation)		(85,881,349)
Net gain (loss)		(71,388,478)
Net increase (decrease) in net assets resulting from operations		$39,184,244

Statement of Changes in Net Assets
	Year ended	Year ended
	December 31,	December 31,
	2005	2004
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 110,572,722	$133,821,874
Net realized gain (loss)	14,492,871	76,148,906
Change in net unrealized appreciation (depreciation)	(85,881,349)	(47,643,478)
Net increase (decrease) in net assets resulting from operations	39,184,244	162,327,302
Distributions to shareholders from net investment income	(242,303,630)	(155,517,698)
Share transactions - net increase (decrease)	(136,476,901)	(251,486,736)
Redemption fees	—	—
Total increase (decrease) in net assets	(339,596,287)	(244,677,132)

Net Assets
Beginning of period	1,843,347,733	2,088,024,865
End of period (including undistributed net investment income of $5,394,674 and undistributed net investment income
of $142,574,339, respectively)	$ 1,503,751,446	$1,843,347,733

See accompanying notes which are an integral part of the financial statements.

133 Annual Report

Financial Highlights Initial Class
Years ended December 31,	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 7.00	$ 6.95	$ 5.93	$ 6.41	$ 8.18
Income from Investment Operations
Net investment incomeC	457.494		.520	.496F	.774E,F
Net realized and unrealized gain (loss)	(.281)	.126	.980	(.306)F	(1.544)E,F
Total from investment operations	176.620		1.500	.190	(.770)
Distributions from net investment income	(1.006)	(.570)	(.480)	(.670)	(1.000)
Net asset value, end of period	$ 6.17	$ 7.00	$ 6.95	$ 5.93	$ 6.41
Total ReturnA,B	2.70%	9.59%	27.26%	3.44%	(11.73)%
Ratios to Average Net AssetsD
Expenses before reductions	70%	.71%	.69%	.70%	.71%
Expenses net of fee waivers, if any	70%	.71%	.69%	.70%	.71%
Expenses net of all reductions	70%	.71%	.69%	.70%	.70%
Net investment income	6.98%	7.43%	8.25%	8.65%F	11.00%E,F
Supplemental Data
Net assets, end of period (000 omitted)	$1,080,002	$1,371,736	$1,593,714	$1,145,562	$1,201,085
Portfolio turnover rate	95%	128%	130%	96%	138%

A Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.
B Total returns would have been lower had certain expenses not been reduced during the periods shown.
C Calculated based on average shares outstanding during the period.
D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrange ments or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
E Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per share data and ratios for periods prior to adop tion have not been restated to reflect this change.
F As a result of a revision to reflect accretion of market discount using the interest method, certain amounts for the years ended December 31, 2002 and December 31, 2001 have been reclassified from what was previously reported. The impact of this change was a decrease to net investment income (loss) of $.017 and $.075 per share with a corresponding increase to net realized and unrealized gain (loss) per share, respectively. The ratio of net investment income (loss) to average net assets decreased from 8.95% and 12.08% to 8.65% and 11.00%, respectively. The reclassification has no impact on the net assets of the fund.

Financial Highlights Service Class
Years ended December 31,	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 6.97	$ 6.92	$ 5.91	$ 6.38	$ 8.15
Income from Investment Operations
Net investment incomeC	448.486		.513	.488F	.758E,F
Net realized and unrealized gain (loss)	(.283)	.124	.967	(.288)F	(1.538)E,F
Total from investment operations	165.610		1.480	.200	(.780)
Distributions from net investment income	(.995)	(.560)	(.470)	(.670)	(.990)
Net asset value, end of period	$ 6.14	$ 6.97	$ 6.92	$ 5.91	$ 6.38
Total ReturnA,B	2.52%	9.47%	26.97%	3.62%	(11.90)%
Ratios to Average Net AssetsD
Expenses before reductions	80%	.81%	.79%	.80%	.81%
Expenses net of fee waivers, if any	80%	.81%	.79%	.80%	.81%
Expenses net of all reductions	80%	.81%	.79%	.80%	.81%
Net investment income	6.88%	7.33%	8.15%	8.55%F	10.90%E,F
Supplemental Data
Net assets, end of period (000 omitted)	$ 319,380	$ 377,122	$ 417,928	$ 260,489	$ 234,204
Portfolio turnover rate	95%	128%	130%	96%	138%

A Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.
B Total returns would have been lower had certain expenses not been reduced during the periods shown.
C Calculated based on average shares outstanding during the period.
D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrange ments or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
E Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per share data and ratios for periods prior to adop tion have not been restated to reflect this change.
F As a result of a revision to reflect accretion of market discount using the interest method, certain amounts for the years ended December 31, 2002 and December 31, 2001 have been reclassified from what was previously reported. The impact of this change was a decrease to net investment income (loss) of $.017 and $.075 per share with a corresponding increase to net realized and unrealized gain (loss) per share, respectively. The ratio of net investment income (loss) to average net assets decreased from 8.85% and 11.97% to 8.55% and 10.90%, respectively. The reclassification has no impact on the net assets of the fund.

See accompanying notes which are an integral part of the financial statements.
VIP High Income Portfolio	134

Financial Highlights Service Class 2
Years ended December 31,	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 6.91	$ 6.87	$ 5.87	$ 6.36	$ 8.13
Income from Investment Operations
Net investment incomeC	433.470		.501	.472F	.716E,F
Net realized and unrealized gain (loss)	(.284)	.130	.959	(.292)F	(1.496)E,F
Total from investment operations	149.600		1.460	.180	(.780)
Distributions from net investment income	(.979)	(.560)	(.460)	(.670)	(.990)
Net asset value, end of period	$ 6.08	$ 6.91	$ 6.87	$ 5.87	$ 6.36
Total ReturnA,B	2.31%	9.38%	26.75%	3.30%	(11.93)%
Ratios to Average Net AssetsD
Expenses before reductions	95%	.97%	.95%	.97%	.98%
Expenses net of fee waivers, if any	95%	.97%	.95%	.97%	.98%
Expenses net of all reductions	95%	.97%	.95%	.97%	.98%
Net investment income	6.72%	7.17%	7.99%	8.38%F	10.73%E,F
Supplemental Data
Net assets, end of period (000 omitted)	$ 86,757	$ 94,246	$ 76,383	$ 32,499	$ 16,508
Portfolio turnover rate	95%	128%	130%	96%	138%

A Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.
B Total returns would have been lower had certain expenses not been reduced during the periods shown.
C Calculated based on average shares outstanding during the period.
D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrange ments or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
E Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per share data and ratios for periods prior to adop tion have not been restated to reflect this change.
F As a result of a revision to reflect accretion of market discount using the interest method, certain amounts for the years ended December 31, 2002 and December 31, 2001 have been reclassified from what was previously reported. The impact of this change was a decrease to net investment income (loss) of $.017 and $.072 per share with a corresponding increase to net realized and unrealized gain (loss) per share, respectively. The ratio of net investment income (loss) to average net assets decreased from 8.68% and 11.81% to 8.38% and 10.73%, respectively. The reclassification has no impact on the net assets of the fund.

Financial Highlights Initial Class R
Years ended December 31,	2005	2004F
Selected Per Share Data
Net asset value, beginning of period	$ 7.00	$ 6.47
Income from Investment Operations
Net investment incomeE	455.338
Net realized and unrealized gain (loss)	(.288)	.192
Total from investment operations	167.530
Distributions from net investment income	(1.007)	—
Net asset value, end of period	$ 6.16	$ 7.00
Total ReturnB,C,D	2.55%	8.19%
Ratios to Average Net AssetsG
Expenses before reductions	70%	.71%A
Expenses net of fee waivers, if any	70%	.71%A
Expenses net of all reductions	70%	.71%A
Net investment income	6.98%	7.16%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 83	$ 81
Portfolio turnover rate	95%	128%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.
D Total returns would have been lower had certain expenses not been reduced during the periods shown.
E Calculated based on average shares outstanding during the period.
F For the period April 14, 2004 (commencement of sale of shares) to December 31, 2004.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrange ments or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

135 Annual Report

Financial Highlights Service Class R
Years ended December 31,	2005	2004F
Selected Per Share Data
Net asset value, beginning of period	$ 6.97	$ 6.45
Income from Investment Operations
Net investment incomeE	447.332
Net realized and unrealized gain (loss)	(.282)	.188
Total from investment operations	165.520
Distributions from net investment income	(.995)	—
Net asset value, end of period	$ 6.14	$ 6.97
Total ReturnB,C,D	2.53%	8.06%
Ratios to Average Net AssetsG
Expenses before reductions	80%	.81%A
Expenses net of fee waivers, if any	80%	.81%A
Expenses net of all reductions	80%	.81%A
Net investment income	6.88%	7.05%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 83	$ 81
Portfolio turnover rate	95%	128%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.
D Total returns would have been lower had certain expenses not been reduced during the periods shown.
E Calculated based on average shares outstanding during the period.
F For the period April 14, 2004 (commencement of sale of shares) to December 31, 2004.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrange ments or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights Service Class 2R
Years ended December 31,	2005	2004F
Selected Per Share Data
Net asset value, beginning of period	$ 6.91	$ 6.40
Income from Investment Operations
Net investment incomeE	433.322
Net realized and unrealized gain (loss)	(.282)	.188
Total from investment operations	151.510
Distributions from net investment income	(.981)	—
Net asset value, end of period	$ 6.08	$ 6.91
Total ReturnB,C,D	2.33%	7.97%
Ratios to Average Net AssetsG
Expenses before reductions	94%	.96%A
Expenses net of fee waivers, if any	94%	.96%A
Expenses net of all reductions	94%	.96%A
Net investment income	6.73%	6.90%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 83	$ 81
Portfolio turnover rate	95%	128%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.
D Total returns would have been lower had certain expenses not been reduced during the periods shown.
E Calculated based on average shares outstanding during the period.
F For the period April 14, 2004 (commencement of sale of shares) to December 31, 2004.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrange ments or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.
VIP High Income Portfolio	136

Financial Highlights Investor Class
Year ended December 31,	2005F
Selected Per Share Data
Net asset value, beginning of period	$ 6.54
Income from Investment Operations
Net investment incomeE	193
Net realized and unrealized gain (loss)	(.089)
Total from investment operations	104
Distributions from net investment income	(.484)
Net asset value, end of period	$ 6.16
Total ReturnB,C,D	1.60%
Ratios to Average Net AssetsG
Expenses before reductions	82%A
Expenses net of fee waivers, if any	82%A
Expenses net of all reductions	82%A
Net investment income	6.86%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 17,363
Portfolio turnover rate	95%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.
D Total returns would have been lower had certain expenses not been reduced during the periods shown.
E Calculated based on average shares outstanding during the period.
F For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

137 Annual Report

VIP Investment Grade Bond Portfolio Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class’ dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns
Periods ended December 31, 2005	Past 1	Past 5	Past 10
	year	years	years
VIP Investment Grade Bond - Initial Class	2.19%	6.09%	6.12%
VIP Investment Grade Bond - Service Class A	2.08%	5.95%	6.05%
VIP Investment Grade Bond - Service Class 2 B	1.89%	5.80%	5.94%
VIP Investment Grade Bond - Investor Class C	2.11%	6.08%	6.12%

A The initial offering of Service Class shares took place on July 7, 2000. Performance for Service Class shares reflects an asset based service fee (12b 1 fee), and returns prior to July 7, 2000 are those of Initial Class and do not include the effects of Service Class’ 12b 1 fee. Had Service Class’ 12b 1 fee been reflected, returns prior to July 7, 2000 would have been lower.
B The initial offering of Service Class 2 shares took place on January 12, 2000. Performance for Service Class 2 shares reflects an asset based service fee (12b 1 fee), and returns prior to January 12, 2000 are those of Initial Class and do not include the effects of Service Class 2’s 12b 1 fee. Had Service Class 2’s 12b 1 fee been reflected, returns prior to Janu ary 12, 2000 would have been lower.
C The initial offering of Investor Class shares took place on July 21, 2005. Returns prior to July 21, 2005 are those of Initial Class. If Investor Class’s transfer agent fee had been reflected, returns prior to July 21, 2005 would have been lower.

$10,000 Over 10 Years

Let’s say hypothetically that $10,000 was invested in VIP Investment Grade Bond Portfolio Initial Class on December 31, 1995. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers® Aggregate Bond Index performed over the same period.

VIP Investment Grade Bond Portfolio 138

VIP Investment Grade Bond Portfolio Management’s Discussion of Fund Performance

Comments from Ford O’Neil, Portfolio Manager of VIP Investment Grade Bond Portfolio

The investment grade bond market ended 2005 in the black, marking six consecutive years of gains for the asset class. However, the 2.43% advance of the Lehman Brothers® Aggregate Bond Index was the lowest return of that streak, which reflects the trying investment conditions bonds encountered during the year. Two of the most challenging tests that bonds can face higher interest rates and rising inflation were prevalent themes in 2005. The Federal Reserve Board hiked short term interest rates eight times during the year, but long term rates barely budged, hurting flows into the market as investors began to find money market yields increasingly attractive. Meanwhile, inflation levels accelerated along with record high prices for oil, which reached $70 per barrel after Hurricane Katrina devastated the Gulf Coast’s production and refining facilities. On the upside, core inflation which excludes volatile energy and food prices remained relatively tame, and quarterly gross domestic product (GDP) growth showed the economy was solid, but not overheated. Amid the uncertainty, Treasuries outperformed corporate, agency and mortgage backed debt.

During the past year, the fund marginally trailed the Lehman Brothers index and was roughly in line with the LipperSM Variable Annuity Intermediate Investment Grade Debt Funds Average, which returned 1.99% . (For specific portfolio performance results, please refer to the performance section of this report.) A major contributor to the fund’s performance was advantageous sector allocation. Our investments outside of the index in high quality spread sectors, particularly asset backed securities and collateralized mortgage obligations, saw solid gains due to robust demand for higher yielding alterna tives to U.S. Treasury securities. Modest out of index positions in foreign government bonds, including those issued in Chile, Malaysia and Mexico, also worked out well, bolstered by the perceived improvement in the fiscal and economic health of these emerging markets countries. Performance was further aided by a large position in the Fidelity® Ultra Short Central Fund, a diversified internal pool of short term assets designed to outperform cash like instruments with similar risk characteristics. My decision to maintain a much smaller stake than the index in Treasuries detracted from results, as they performed surprisingly well thanks to strong demand for longer maturity bonds in the sector. An out of benchmark position in Treasury Inflation Protected Securities (TIPS) helped erase some of what we lost from heavily underweighting plain vanilla Treasuries. Security selection within the corporate sector was another modest detractor. Although the fund benefited from some successful holdings, particularly investments in utilities and real estate investment trusts (REITs), these gains were offset by losses in poor performing auto manufacturers. Unfavorable security selection within the corporate sector was somewhat offset by my decision to modestly underweight the sector compared with the Lehman Brothers index.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as invest ment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

139 139 Annual Report

VIP Investment Grade Bond Portfolio Investment Changes

We have used ratings from Moody’s® Investors Services, Inc. Where Moody’s ratings are not available, we have used S&P® ratings. Securities rated BB or below were rated investment grade at the time of acquisition.

Average Years to Maturity as of December 31, 2005
6 months ago
Years	6.2	5.8

Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund’s bonds, weighted by dollar amount.

Duration as of December 31, 2005
6 months ago
Years	4.3	3.9

Duration shows how much a bond fund’s price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund’s performance and share price. Accordingly, a bond fund’s actual performance may differ from this example.

For an unaudited list of holdings for each fixed income central fund, visit advisor.fidelity.com.

The information in the above tables is based on the combined investments of the fund and its pro rata share of the investments of Fidelity’s fixed income central funds.

VIP Investment Grade Bond Portfolio 140

VIP Investment Grade Bond Portfolio
Investments December 31, 2005
Showing Percentage of Net Assets

Nonconvertible Bonds 17.7%
	Principal	Value
	Amount	(Note 1)

CONSUMER DISCRETIONARY 1.9%
Automobiles – 0.4%
Ford Motor Co.:
6.625% 10/1/28	$ 6,850,000	$ 4,418,250
7.45% 7/16/31	4,675,000	3,179,000
		7,597,250
Media 1.3%
AOL Time Warner, Inc.:
6.875% 5/1/12	485,000	516,273
7.625% 4/15/31	1,000,000	1,113,649
Cox Communications, Inc.:
4.625% 1/15/10	3,350,000	3,242,978
7.125% 10/1/12	785,000	841,109
Liberty Media Corp.:
5.7% 5/15/13	2,500,000	2,331,250
8.25% 2/1/30	2,465,000	2,415,345
News America Holdings, Inc. 7.75% 12/1/45	1,190,000	1,364,259
News America, Inc. 6.2% 12/15/34	2,310,000	2,294,523
Time Warner Entertainment Co. LP 8.375% 7/15/33	5,000,000	5,906,290
Time Warner, Inc. 6.625% 5/15/29	1,745,000	1,742,548
		21,768,224
Multiline Retail – 0.2%
The May Department Stores Co. 6.7% 7/15/34	2,655,000	2,827,822

TOTAL CONSUMER DISCRETIONARY		32,193,296

CONSUMER STAPLES 0.4%
Beverages 0.1%
FBG Finance Ltd. 5.125% 6/15/15 (a)	1,860,000	1,809,620
Food Products – 0.1%
H.J. Heinz Co. 6.428% 12/1/08 (a)(f)	1,885,000	1,936,404
Tobacco – 0.2%
Altria Group, Inc. 7% 11/4/13	495,000	541,650
Philip Morris Companies, Inc. 7.65% 7/1/08	2,500,000	2,647,835
		3,189,485

TOTAL CONSUMER STAPLES		6,935,509

ENERGY 2.0%
Energy Equipment & Services – 0.3%
Petronas Capital Ltd. 7% 5/22/12 (a)	4,320,000	4,755,529

See accompanying notes which are an integral part of the financial statements.

141 Annual Report

141

VIP Investment Grade Bond Portfolio
Investments - continued

	Principal	Value
	Amount	(Note 1)
Oil, Gas & Consumable Fuels 1.7%
Amerada Hess Corp. 6.65% 8/15/11	$ 710,000	$ 762,932
Duke Capital LLC:
6.25% 2/15/13	805,000	838,346
6.75% 2/15/32	4,610,000	5,016,851
Empresa Nacional de Petroleo 6.75% 11/15/12 (a)	5,050,000	5,437,335
Enterprise Products Operating LP 5.75% 3/1/35	1,500,000	1,379,172
Kerr McGee Corp. 6.95% 7/1/24	1,000,000	1,060,682
Kinder Morgan Energy Partners LP:
5.125% 11/15/14	600,000	586,809
5.8% 3/15/35	1,500,000	1,434,908
Nexen, Inc. 5.875% 3/10/35	2,740,000	2,694,294
Pemex Project Funding Master Trust:
6.125% 8/15/08	3,630,000	3,702,600
6.625% 6/15/35 (a)	3,405,000	3,413,513
7.375% 12/15/14	2,000,000	2,222,000
7.875% 2/1/09 (f)	1,200,000	1,283,400
		29,832,842

TOTAL ENERGY		34,588,371

FINANCIALS – 7.5%
Capital Markets 1.2%
Goldman Sachs Group, Inc.:
5.25% 10/15/13	3,270,000	3,269,212
5.7% 9/1/12	2,935,000	3,019,170
Lazard Group LLC 7.125% 5/15/15	2,815,000	2,956,003
Merrill Lynch & Co., Inc. 4.25% 2/8/10	4,985,000	4,849,029
Morgan Stanley 6.6% 4/1/12	5,695,000	6,121,373
		20,214,787
Commercial Banks – 1.0%
Bank of America Corp. 7.4% 1/15/11	5,680,000	6,256,656
Corporacion Andina de Fomento 5.2% 5/21/13	1,560,000	1,553,676
Korea Development Bank 3.875% 3/2/09	3,500,000	3,386,387
SouthTrust Corp. 5.8% 6/15/14	1,440,000	1,499,106
Wachovia Bank NA 4.875% 2/1/15	1,455,000	1,418,941
Wachovia Corp. 5.5% 8/1/35	3,790,000	3,692,635
		17,807,401
Consumer Finance – 0.7%
Capital One Financial Corp.:
4.8% 2/21/12	700,000	679,150
5.5% 6/1/15	2,000,000	1,988,298
Ford Motor Credit Co. 7.375% 2/1/11	2,500,000	2,191,295

See accompanying notes which are an integral part of the financial statements.
VIP Investment Grade Bond Portfolio	142

Nonconvertible Bonds continued
	Principal	Value
	Amount	(Note 1)

FINANCIALS – continued
Consumer Finance – continued
Household Finance Corp. 4.125% 11/16/09	$ 2,085,000	$ 2,013,045
Household International, Inc. 5.836% 2/15/08	3,775,000	3,837,544
MBNA Corp. 7.5% 3/15/12	1,205,000	1,357,230
		12,066,562
Diversified Financial Services – 1.2%
Alliance Capital Management LP 5.625% 8/15/06	2,475,000	2,485,239
JPMorgan Chase & Co. 5.75% 1/2/13	3,500,000	3,609,494
JPMorgan Chase Capital XVII 5.85% 8/1/35	8,310,000	8,221,939
Prime Property Funding, Inc. 5.125% 6/1/15 (a)	2,230,000	2,156,403
ZFS Finance USA Trust II 6.45% 12/15/65 (a)(f)	3,400,000	3,447,260
		19,920,335
Insurance – 0.6%
Axis Capital Holdings Ltd. 5.75% 12/1/14	1,505,000	1,505,322
Marsh & McLennan Companies, Inc. 7.125% 6/15/09	3,109,000	3,291,125
Principal Life Global Funding I 6.25% 2/15/12 (a)	1,350,000	1,434,000
The St. Paul Travelers Companies, Inc. 5.5% 12/1/15	4,060,000	4,089,220
		10,319,667
Real Estate 2.2%
Archstone Smith Operating Trust 5.25% 5/1/15	3,270,000	3,224,773
Arden Realty LP 7% 11/15/07	5,000,000	5,186,445
AvalonBay Communities, Inc. 5% 8/1/07	2,315,000	2,314,169
CarrAmerica Realty Corp.:
5.125% 9/1/11	4,255,000	4,170,564
5.5% 12/15/10	2,355,000	2,351,416
Colonial Properties Trust 5.5% 10/1/15	3,645,000	3,552,851
Developers Diversified Realty Corp.:
5% 5/3/10	1,625,000	1,601,064
5.25% 4/15/11	925,000	915,676
EOP Operating LP:
4.65% 10/1/10	6,570,000	6,365,745
7% 7/15/11	1,725,000	1,846,342
Simon Property Group LP:
5.1% 6/15/15	2,120,000	2,050,369
5.625% 8/15/14	2,985,000	3,005,304
		36,584,718

See accompanying notes which are an integral part of the financial statements.

143 Annual Report

143

VIP Investment Grade Bond Portfolio
Investments - continued

	Principal	Value
	Amount	(Note 1)
Thrifts & Mortgage Finance – 0.6%
Countrywide Home Loans, Inc. 4% 3/22/11	$ 1,435,000	$ 1,350,246
Independence Community Bank Corp. 3.75% 4/1/14 (f)	2,495,000	2,389,926
Residential Capital Corp. 6.375% 6/30/10	2,830,000	2,875,605
Washington Mutual, Inc. 4.625% 4/1/14	3,500,000	3,291,260
		9,907,037

TOTAL FINANCIALS		126,820,507

INDUSTRIALS – 1.1%
Aerospace & Defense – 0.3%
BAE Systems Holdings, Inc. 4.75% 8/15/10 (a)	2,310,000	2,268,635
Bombardier, Inc.:
6.3% 5/1/14 (a)	2,445,000	2,139,375
7.45% 5/1/34 (a)	840,000	709,800
		5,117,810
Airlines – 0.6%
American Airlines, Inc. pass thru trust certificates:
6.855% 10/15/10	260,817	265,346
6.978% 10/1/12	565,767	583,279
7.024% 4/15/11	1,450,000	1,486,670
7.858% 4/1/13	2,325,000	2,451,390
Continental Airlines, Inc. pass thru trust certificates 6.795% 2/2/20	3,373,967	3,036,571
Delta Air Lines, Inc. pass thru trust certificates:
7.111% 3/18/13	1,290,000	1,270,650
7.57% 11/18/10	1,335,000	1,315,368
		10,409,274
Industrial Conglomerates 0.2%
Hutchison Whampoa International 03/13 Ltd. 6.5% 2/13/13 (a)	830,000	878,916
Hutchison Whampoa International 03/33 Ltd. 7.45% 11/24/33 (a)	1,630,000	1,882,712
		2,761,628

TOTAL INDUSTRIALS		18,288,712

INFORMATION TECHNOLOGY 0.2%
Semiconductors & Semiconductor Equipment – 0.2%
Chartered Semiconductor Manufacturing Ltd. 6.375% 8/3/15	3,295,000	3,275,935

MATERIALS 0.2%
Metals & Mining – 0.1%
Newmont Mining Corp. 5.875% 4/1/35	2,000,000	1,973,644

See accompanying notes which are an integral part of the financial statements.
VIP Investment Grade Bond Portfolio	144

Nonconvertible Bonds continued
	Principal	Value
	Amount	(Note 1)

MATERIALS – continued
Paper & Forest Products 0.1%
International Paper Co. 4.25% 1/15/09	$ 1,330,000	$ 1,290,800

TOTAL MATERIALS		3,264,444

TELECOMMUNICATION SERVICES 2.2%
Diversified Telecommunication Services – 2.0%
AT&T Broadband Corp. 8.375% 3/15/13	1,500,000	1,736,216
BellSouth Capital Funding Corp. 7.875% 2/15/30	1,920,000	2,317,855
BellSouth Corp. 5.2% 9/15/14	2,285,000	2,272,830
British Telecommunications PLC 8.875% 12/15/30	3,000,000	4,013,826
SBC Communications, Inc. 6.45% 6/15/34	2,995,000	3,116,519
Sprint Capital Corp.:
6.875% 11/15/28	3,040,000	3,321,778
8.375% 3/15/12	1,745,000	2,022,390
Telecom Italia Capital:
4.95% 9/30/14	1,175,000	1,122,228
5.25% 11/15/13	4,500,000	4,415,733
Verizon Global Funding Corp.:
5.85% 9/15/35	3,370,000	3,247,575
7.75% 12/1/30	5,000,000	5,943,285
Verizon New York, Inc. 6.875% 4/1/12	745,000	776,610
		34,306,845
Wireless Telecommunication Services – 0.2%
America Movil SA de CV 4.125% 3/1/09	1,185,000	1,151,820
AT&T Wireless Services, Inc. 7.875% 3/1/11	1,070,000	1,200,600
		2,352,420

TOTAL TELECOMMUNICATION SERVICES		36,659,265

UTILITIES 2.2%
Electric Utilities – 1.4%
Cleveland Electric Illuminating Co. 5.65% 12/15/13	3,260,000	3,323,352
Exelon Corp.:
4.9% 6/15/15	3,385,000	3,230,586
5.625% 6/15/35	935,000	881,125
6.75% 5/1/11	1,255,000	1,336,099
FirstEnergy Corp. 6.45% 11/15/11	2,115,000	2,241,894
Monongahela Power Co. 5% 10/1/06	2,260,000	2,258,852

See accompanying notes which are an integral part of the financial statements.

145 Annual Report

145

VIP Investment Grade Bond Portfolio
Investments - continued

	Principal	Value
	Amount	(Note 1)
Progress Energy, Inc. 7.1% 3/1/11	$ 4,660,000	$ 5,027,767
TXU Energy Co. LLC 7% 3/15/13	4,525,000	4,822,130
		23,121,805
Independent Power Producers & Energy Traders 0.3%
Constellation Energy Group, Inc. 7% 4/1/12	3,565,000	3,889,714
TXU Corp. 5.55% 11/15/14	980,000	935,617
		4,825,331
Multi-Utilities – 0.5%
Dominion Resources, Inc.:
4.75% 12/15/10	2,355,000	2,301,530
5.95% 6/15/35	2,690,000	2,625,674
6.25% 6/30/12	2,275,000	2,380,121
MidAmerican Energy Holdings, Inc. 5.875% 10/1/12	1,605,000	1,656,943
		8,964,268

TOTAL UTILITIES		36,911,404

TOTAL NONCONVERTIBLE BONDS
(Cost $299,095,268)		298,937,443

U.S. Government and Government Agency Obligations 22.8%

U.S. Government Agency Obligations – 3.8%
Fannie Mae:
2.5% 6/15/06	2,185,000	2,164,669
3.25% 1/15/08	8,515,000	8,271,837
4.625% 5/1/13	12,000,000	11,654,316
5.25% 8/1/12	10,000,000	10,095,920
5.5% 3/15/11	7,395,000	7,643,820
Freddie Mac:
4% 6/12/13	4,640,000	4,386,610
5.75% 1/15/12	7,740,000	8,120,901
5.875% 3/21/11	6,035,000	6,288,705
6.625% 9/15/09	3,000,000	3,187,326
6.75% 3/15/31	2,459,000	3,082,256
Government Loan Trusts (assets of Trust guaranteed by U.S. Government through Agency for International Development)
Series 1 B, 8.5% 4/1/06	160,823	164,140
Guaranteed Export Trust Certificates (assets of Trust guaranteed by U.S. Government through Export Import Bank) Series
1994 A, 7.12% 4/15/06	607	609
Guaranteed Trade Trust Certificates (assets of Trust guaranteed by U.S. Government through Export Import Bank) Series
1994 B, 7.5% 1/26/06	320	323

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		65,061,432

See accompanying notes which are an integral part of the financial statements.
VIP Investment Grade Bond Portfolio	146

U.S. Government and Government Agency Obligations continued
	Principal	Value
	Amount	(Note 1)
U.S. Treasury Inflation Protected Obligations – 5.1%
U.S. Treasury Inflation Indexed Bonds 2.375% 1/15/25	$ 21,134,200	$ 22,244,200
U.S. Treasury Inflation Indexed Notes:
0.875% 4/15/10	15,771,300	14,997,750
2% 1/15/14	48,510,000	48,241,350

TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		85,483,300
U.S. Treasury Obligations – 13.9%
U.S. Treasury Bonds 6.25% 5/15/30	5,610,000	6,967,356
U.S. Treasury Notes:
3.375% 12/15/08	65,000,000	63,209,965
3.375% 10/15/09	20,000,000	19,313,280
3.625% 4/30/07	27,312,000	27,026,071
3.875% 7/31/07	13,796,000	13,683,908
4.25% 8/15/13	45,417,000	45,010,745
4.375% 12/15/10	6,110,000	6,114,772
4.75% 5/15/14	50,810,000	52,046,512
6.5% 2/15/10	2,500,000	2,696,778

TOTAL U.S. TREASURY OBLIGATIONS		236,069,387

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $389,224,224)		386,614,119

U.S. Government Agency Mortgage Securities 33.3%

Fannie Mae – 31.2%
3.477% 4/1/34 (f)	545,408	542,004
3.726% 1/1/35 (f)	377,519	372,062
3.752% 10/1/33 (f)	246,245	240,547
3.76% 12/1/34 (f)	283,447	279,510
3.787% 12/1/34 (f)	68,825	67,912
3.793% 6/1/34 (f)	1,089,289	1,049,845
3.82% 6/1/33 (f)	192,592	189,208
3.83% 1/1/35 (f)	248,708	245,577
3.847% 1/1/35 (f)	698,184	689,227
3.869% 1/1/35 (f)	418,020	417,170
3.889% 12/1/34 (f)	221,199	220,946
3.906% 10/1/34 (f)	302,872	299,488
3.952% 5/1/34 (f)	86,217	87,509
3.964% 1/1/35 (f)	320,688	317,832
3.968% 5/1/33 (f)	89,611	88,413
3.983% 12/1/34 (f)	1,597,919	1,592,520
3.984% 12/1/34 (f)	304,021	302,221
3.991% 12/1/34 (f)	251,581	250,067
3.993% 1/1/35 (f)	187,770	186,421

See accompanying notes which are an integral part of the financial statements.

147 Annual Report

147

VIP Investment Grade Bond Portfolio
Investments - continued

	Principal	Value
	Amount	(Note 1)
4% 8/1/18 to 10/1/18	$ 1,273,174	$ 1,218,045
4% 12/1/20 (b)(c)	5,000,000	4,773,438
4.002% 2/1/35 (f)	223,794	221,761
4.023% 12/1/34 (f)	147,252	146,129
4.029% 2/1/35 (f)	217,879	215,691
4.034% 10/1/18 (f)	234,450	230,102
4.037% 1/1/35 (f)	102,543	101,889
4.057% 1/1/35 (f)	210,450	208,025
4.064% 4/1/33 (f)	84,625	84,027
4.066% 12/1/34 (f)	430,132	427,884
4.079% 1/1/35 (f)	432,083	428,861
4.095% 2/1/35 (f)	157,011	155,913
4.099% 2/1/35 (f)	388,015	384,571
4.101% 2/1/35 (f)	158,013	156,631
4.105% 2/1/35 (f)	800,944	794,751
4.111% 1/1/35 (f)	435,559	431,193
4.12% 11/1/34 (f)	363,944	361,013
4.122% 1/1/35 (f)	793,653	786,476
4.123% 1/1/35 (f)	444,907	443,545
4.126% 2/1/35 (f)	505,149	503,793
4.144% 1/1/35 (f)	655,070	655,694
4.161% 2/1/35 (f)	400,365	396,718
4.176% 11/1/34 (f)	119,982	119,086
4.176% 1/1/35 (f)	1,195,902	1,186,514
4.185% 1/1/35 (f)	496,654	487,314
4.205% 3/1/34 (f)	216,414	213,290
4.214% 10/1/34 (f)	617,417	617,212
4.25% 2/1/35 (f)	245,208	240,115
4.278% 2/1/35 (f)	143,961	142,556
4.288% 8/1/33 (f)	496,873	491,184
4.291% 1/1/35 (f)	246,528	243,585
4.292% 3/1/33 (f)	299,346	297,242
4.298% 7/1/34 (f)	193,739	194,417
4.299% 3/1/35 (f)	232,680	230,890
4.301% 10/1/34 (f)	71,906	72,401
4.308% 5/1/35 (f)	345,407	341,456
4.313% 3/1/33 (f)	131,587	129,128
4.327% 12/1/34 (f)	170,377	170,108
4.33% 10/1/33 (f)	116,846	115,641
4.332% 1/1/35 (f)	282,550	278,614
4.342% 6/1/33 (f)	137,809	136,074
4.348% 1/1/35 (f)	247,031	242,700
4.367% 2/1/34 (f)	590,037	581,201
4.374% 4/1/35 (f)	162,062	159,806
4.394% 2/1/35 (f)	384,478	377,594
4.409% 5/1/35 (f)	722,228	714,254
4.442% 10/1/34 (f)	1,304,089	1,304,587
4.445% 3/1/35 (f)	340,051	334,668
4.447% 4/1/34 (f)	384,787	382,987
4.467% 8/1/34 (f)	771,637	762,769
4.48% 1/1/35 (f)	384,162	382,430
4.481% 5/1/35 (f)	252,604	249,073
4.497% 3/1/35 (f)	800,182	787,221

See accompanying notes which are an integral part of the financial statements.
VIP Investment Grade Bond Portfolio	148

U.S. Government Agency Mortgage Securities continued
	Principal	Value
	Amount	(Note 1)
Fannie Mae – continued
4.5% 11/1/19 to 3/1/35	$ 41,092,357	$ 39,542,588
4.5% 1/1/21 (b)	91,434,930	88,949,043
4.512% 10/1/35 (f)	92,517	91,862
4.52% 8/1/34 (f)	1,653,821	1,664,189
4.522% 3/1/35 (f)	734,852	724,301
4.545% 2/1/35 (f)	1,639,885	1,631,643
4.545% 7/1/35 (f)	893,565	886,957
4.55% 2/1/35 (f)	257,299	255,109
4.559% 1/1/35 (f)	522,658	520,658
4.56% 2/1/35 (f)	161,984	161,141
4.571% 9/1/34 (f)	1,003,249	995,133
4.584% 2/1/35 (f)	2,350,877	2,323,225
4.607% 8/1/34 (f)	351,132	348,891
4.607% 2/1/35 (f)	764,824	756,542
4.627% 1/1/33 (f)	167,566	166,099
4.629% 9/1/34 (f)	93,971	93,351
4.642% 11/1/34 (f)	805,723	800,115
4.653% 3/1/35 (f)	128,445	128,384
4.674% 11/1/34 (f)	880,849	874,322
4.695% 3/1/35 (f)	2,070,883	2,063,414
4.703% 2/1/33 (f)	51,676	51,612
4.71% 10/1/32 (f)	67,484	67,433
4.722% 3/1/35 (f)	419,177	415,574
4.729% 7/1/34 (f)	725,599	720,439
4.732% 10/1/32 (f)	64,866	64,820
4.803% 12/1/34 (f)	677,602	675,747
4.815% 5/1/33 (f)	21,347	21,330
4.816% 12/1/32 (f)	343,940	343,829
4.83% 1/1/35 (f)	50,856	51,272
4.832% 8/1/34 (f)	274,087	271,847
4.838% 12/1/34 (f)	269,962	269,258
4.904% 12/1/32 (f)	28,385	28,472
4.984% 11/1/32 (f)	186,440	187,682
5% 10/1/17 to 8/1/35	106,818,128	104,249,044
5% 1/1/21 (b)	3,860,997	3,818,767
5% 1/1/36 (b)	12,837,916	12,440,743
5.029% 2/1/35 (f)	137,200	137,719
5.05% 7/1/34 (f)	152,760	153,182
5.067% 11/1/34 (f)	61,928	62,031
5.111% 5/1/35 (f)	1,714,690	1,724,026
5.199% 6/1/35 (f)	1,240,743	1,246,058
5.222% 8/1/33 (f)	368,336	367,138
5.333% 7/1/35 (f)	165,450	165,763
5.5% 6/1/09 to 10/1/35	109,297,302	108,776,232
5.5% 1/1/36 (b)	41,506,139	41,104,048
6% 2/1/13 to 3/1/33	24,270,121	24,671,210
6% 1/1/36 (b)	339,133	342,312

See accompanying notes which are an integral part of the financial statements.

149 Annual Report

149

VIP Investment Grade Bond Portfolio
Investments - continued

	Principal	Value
	Amount	(Note 1)
6.5% 6/1/15 to 2/1/33	$ 46,435,449	$ 47,750,060
7% 3/1/15 to 8/1/32	980,218	1,024,761
7.5% 8/1/08 to 11/1/31	2,002,902	2,101,829
8% 3/1/30	2,073	2,214
8.5% 3/1/25 to 6/1/25	1,544	1,675

TOTAL FANNIE MAE		528,835,840
Freddie Mac 1.2%
4% 2/1/20	4,532,500	4,324,898
4.056% 12/1/34 (f)	252,232	249,500
4.103% 12/1/34 (f)	388,809	383,452
4.188% 1/1/35 (f)	1,221,156	1,205,149
4.269% 3/1/35 (f)	341,348	338,608
4.3% 5/1/35 (f)	608,230	603,072
4.307% 12/1/34 (f)	338,468	332,393
4.364% 3/1/35 (f)	529,313	519,058
4.375% 2/1/35 (f)	758,386	753,972
4.39% 2/1/35 (f)	692,817	686,321
4.445% 3/1/35 (f)	356,915	350,251
4.447% 2/1/34 (f)	384,299	379,612
4.468% 6/1/35 (f)	531,636	524,461
4.489% 3/1/35 (f)	384,240	377,591
4.49% 3/1/35 (f)	2,386,457	2,354,202
4.552% 2/1/35 (f)	563,775	556,403
4.807% 10/1/32 (f)	46,713	46,669
5.017% 4/1/35 (f)	1,929,200	1,926,549
5.285% 8/1/33 (f)	154,344	156,205
5.375% 3/1/33 (f)	130,259	129,672
5.662% 4/1/32 (f)	83,244	84,369
6% 5/1/33	3,205,641	3,247,282
8.5% 3/1/20 to 1/1/28	312,344	338,133

TOTAL FREDDIE MAC		19,867,822
Government National Mortgage Association – 0.9%
4.25% 7/20/34 (f)	790,622	779,194
6% 8/15/08 to 8/15/29	3,794,354	3,889,205
6.5% 10/15/27 to 9/15/32	1,493,074	1,562,953
7% 1/15/28 to 11/15/32	7,410,612	7,782,747
7.5% 3/15/06 to 10/15/28	596,060	629,741
8% 2/15/17	15,888	17,003

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		14,660,843

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $569,209,481)		563,364,505
See accompanying notes which are an integral part of the financial statements.
VIP Investment Grade Bond Portfolio	150

Asset Backed Securities 2.8%
	Principal	Value
	Amount	(Note 1)
ACE Securities Corp.:
Series 2004 HE1:
Class M1, 4.8788% 2/25/34 (f)	$ 650,000	$ 651,369
Class M2, 5.4788% 2/25/34 (f)	725,000	729,816
Series 2005 SD1 Class A1, 4.7788% 11/25/50 (f)	548,006	548,666
Aircraft Lease Securitization Ltd. Series 2005 1 Class C1, 8.0813% 9/9/30 (a)(f)	464,001	468,641
AmeriCredit Automobile Receivables Trust Series 2003 BX Class A4B, 4.7113% 1/6/10 (f)	1,386,267	1,389,539
Ameriquest Mortgage Securities, Inc. Series 2004 R2:
Class M1, 4.8088% 4/25/34 (f)	360,000	359,997
Class M2, 4.8588% 4/25/34 (f)	275,000	274,998
Amortizing Residential Collateral Trust Series 2002 BC1 Class M2, 5.4788% 1/25/32 (f)	197,674	198,466
Argent Securities, Inc. Series 2004 W5 Class M1, 4.9788% 4/25/34 (f) .	1,165,000	1,166,393
Asset Backed Securities Corp. Home Equity Loan Trust Series 2004 HE2 Class M1, 4.9288% 4/25/34 (f)	1,660,000	1,666,459
Capital One Multi Asset Execution Trust:
Series 2003 B4 Class B4, 5.1694% 7/15/11 (f)	2,230,000	2,261,868
Series 2004 6 Class B, 4.15% 7/16/12	3,005,000	2,922,645
Cendant Timeshare Receivables Funding LLC Series 2005 1A Class A1, 4.67% 5/20/17 (a)	1,197,197	1,184,863
Citibank Credit Card Issuance Trust Series 2002 C1 Class C1, 5.2806% 2/9/09 (f)	4,500,000	4,537,056
Countrywide Home Loans, Inc.:
Series 2004 2 Class M1, 4.8788% 5/25/34 (f)	2,090,000	2,093,835
Series 2004 3 Class M1, 4.8788% 6/25/34 (f)	425,000	425,844
Series 2005 1:
Class MV1, 4.7788% 7/25/35 (f)	840,000	839,991
Class MV2, 4.8188% 7/25/35 (f)	1,005,000	1,004,675
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc. Series 2005 1A:
Class B, 4.878% 6/15/35 (a)	1,354,000	1,318,634
Class C, 5.074% 6/15/35 (a)	1,229,000	1,199,789

See accompanying notes which are an integral part of the financial statements.

151 Annual Report

151

VIP Investment Grade Bond Portfolio
Investments - continued

	Principal	Value
	Amount	(Note 1)
Discover Card Master Trust I Series 2003 4 Class B1, 4.6994% 5/16/11 (f)	$ 2,620,000	$ 2,635,020
First Franklin Mortgage Loan Trust Series 2004 FF2:
Class M3, 4.9288% 3/25/34 (f)	125,000	125,214
Class M4, 5.2788% 3/25/34 (f)	100,000	100,876
Fremont Home Loan Trust Series 2004 A:
Class M1, 4.9288% 1/25/34 (f)	1,350,000	1,354,172
Class M2, 5.5288% 1/25/34 (f)	1,550,000	1,568,713
GSAMP Trust Series 2004 FM2:
Class M1, 4.8788% 1/25/34 (f)	1,000,000	999,990
Class M2, 5.4788% 1/25/34 (f)	400,000	399,996
Class M3, 5.6788% 1/25/34 (f)	400,000	399,996
HSBC Home Equity Loan Trust Series 2005 2:
Class M1, 4.83% 1/20/35 (f)	637,397	637,457
Class M2, 4.86% 1/20/35 (f)	478,048	478,196
MBNA Credit Card Master Note Trust:
Series 2003 B3 Class B3, 4.7444% 1/18/11 (f)	1,810,000	1,819,040
Series 2003 B5 Class B5, 4.7394% 2/15/11 (f)	725,000	729,764
Meritage Mortgage Loan Trust Series 2004 1:
Class M1, 4.8788% 7/25/34 (f)	625,000	624,994
Class M2, 4.9288% 7/25/34 (f)	100,000	99,999
Class M3, 5.3288% 7/25/34 (f)	225,000	224,998
Class M4, 5.4788% 7/25/34 (f)	150,000	150,314
Morgan Stanley ABS Capital I, Inc.:
Series 2003 NC5 Class M2, 6.3788% 4/25/33 (f)	825,000	831,221
Series 2004 NC2 Class M1, 4.9288% 12/25/33 (f)	695,000	697,830
Morgan Stanley Dean Witter Capital I Trust Series 2003 NC1 Class M1, 5.4288% 11/25/32 (f)	701,971	705,891
National Collegiate Student Loan Trust Series 2005 GT1 Class AIO, 6.75% 12/25/09 (h)	1,150,000	274,293
Park Place Securities, Inc. Series 2005 WCH1:
Class M2, 4.8988% 1/25/35 (f)	1,125,000	1,126,215
Class M4, 5.2088% 1/25/35 (f)	3,650,000	3,661,191
Saxon Asset Securities Trust Series 2004 1 Class M1, 4.9088% 3/25/35 (f)	1,180,000	1,181,433

See accompanying notes which are an integral part of the financial statements.
VIP Investment Grade Bond Portfolio	152

Asset Backed Securities continued
	Principal	Value
	Amount	(Note 1)
Specialty Underwriting & Residential Finance Series 2003 BC4 Class M1, 4.9788% 11/25/34 (f)	$ 485,000	$ 487,436
Structured Asset Securities Corp. Series 2004 GEL1 Class A, 4.7388% 2/25/34 (f)	211,975	211,974
TOTAL ASSET BACKED SECURITIES
(Cost $46,835,921)		46,769,767

Collateralized Mortgage Obligations 4.6%

Private Sponsor 2.6%
Adjustable Rate Mortgage Trust floater:
Series 2005 1 Class 5A2, 4.7088% 5/25/35 (f)	1,253,109	1,248,856
Series 2005 2 Class 6A2, 4.6588% 6/25/35 (f)	569,479	569,635
Bear Stearns Alt A Trust floater Series 2005 1 Class A1, 4.6588% 1/25/35 (f)	2,095,716	2,095,716
CS First Boston Mortgage Securities Corp. floater Series 2004 AR3 Class 6A2, 4.7488% 4/25/34 (f)	459,883	460,449
Impac CMB Trust floater Series 2005 1:
Class M1, 4.8388% 4/25/35 (f)	763,269	762,937
Class M2, 4.8788% 4/25/35 (f)	1,320,455	1,319,988
Lehman Structured Securities Corp. floater Series 2005 1 Class A2, 4.59% 9/26/45 (a)(f)	2,714,498	2,714,498
Master Alternative Loan Trust Series 2004 3 Class 3A1, 6% 4/25/34	406,238	405,604
Merrill Lynch Mortgage Investors, Inc. floater:
Series 2005 A Class A2, 4.9338% 2/25/30 (f)	2,410,277	2,407,858
Series 2005 B Class A2, 4.79% 7/25/30 (f)	2,262,027	2,260,544
Opteum Mortgage Acceptance Corp. floater Series 2005 3 Class APT, 4.6688% 7/25/35 (f)	1,495,437	1,496,313
Residential Asset Mortgage Products, Inc. sequential pay Series 2004 SL2 Class A1, 6.5% 10/25/16	316,760	322,405
Residential Finance LP/Residential Finance Development Corp. floater Series 2003 CB1:
Class B3, 5.81% 6/10/35 (a)(f)	1,181,197	1,201,130
Class B4, 6.01% 6/10/35 (a)(f)	1,056,861	1,076,016
Class B5, 6.61% 6/10/35 (a)(f)	722,108	737,453
Class B6, 7.11% 6/10/35 (a)(f)	425,614	435,722
Sequoia Mortgage Trust floater:
Series 2005 1 Class A2, 4.1% 2/20/35 (f)	1,599,858	1,593,787

See accompanying notes which are an integral part of the financial statements.

153 Annual Report

153

VIP Investment Grade Bond Portfolio
Investments - continued

	Principal	Value
	Amount	(Note 1)
Series 2005 2 Class A2, 4.29% 3/20/35 (f)	$ 1,887,945	$ 1,887,945
Structured Adjustable Rate Mortgage Loan Trust floater Series 2001 14 Class A1, 4.6888% 7/25/35 (f)	4,598,129	4,591,653
Thornburg Mortgage Securities Trust floater Series 2005 3 Class A4, 4.6488% 10/25/35 (f)	2,635,449	2,635,449
WAMU Mortgage pass thru certificates floater Series 2005 AR13 Class A1C1, 4.3838% 10/25/45 (f)	2,843,660	2,843,660
Wells Fargo Mortgage Backed Securities Trust:
Series 2005 AR10 Class 2A2, 4.1101% 6/25/35 (f)	3,433,902	3,371,006
Series 2005 AR12 Class 2A6, 4.3214% 7/25/35 (f)	3,687,346	3,608,651
Series 2005 AR4 Class 2A2, 4.5345% 4/25/35 (f)	2,933,032	2,874,774
Series 2005 AR9 Class 2A1, 4.3624% 5/25/35 (f)	1,556,150	1,535,849

TOTAL PRIVATE SPONSOR		44,457,898
U.S. Government Agency – 2.0%
Fannie Mae guaranteed REMIC pass thru certificates planned amortization class Series 2004 81:
Class KC, 4.5% 4/25/17	5,810,000	5,683,478
Class KD, 4.5% 7/25/18	2,455,000	2,364,786
Freddie Mac Multi class participation certificates guaranteed:
planned amortization class:
Series 2500 Class TE, 5.5% 9/15/17	10,275,186	10,426,907
Series 2677 Class LD, 4.5% 3/15/17	8,240,218	8,008,245
Series 2702 Class WB, 5% 4/15/17	2,947,632	2,941,359
Series 2885 Class PC, 4.5% 3/15/18	2,395,000	2,343,472
sequential pay Series 2750 Class ZT, 5% 2/15/34	2,125,834	1,899,846

TOTAL U.S. GOVERNMENT AGENCY		33,668,093

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $79,079,325)		78,125,991

See accompanying notes which are an integral part of the financial statements.
VIP Investment Grade Bond Portfolio	154

Commercial Mortgage Securities 4.9%
	Principal	Value
	Amount	(Note 1)
Bank of America Large Loan, Inc.:
floater Series 2005 ESHA:
Class E, 4.9475% 7/14/08 (a)(f)	$ 835,000	$ 834,888
Class F, 5.1175% 7/14/08 (a)(f)	505,000	504,932
Class G, 5.2475% 7/14/08 (a)(f)	250,000	249,966
Class H, 5.4675% 7/14/08 (a)(f)	335,000	334,955
Series 2005 MIB1:
Class C, 4.6794% 3/15/22 (a)(f)	385,000	385,076
Class D, 4.7294% 3/15/22 (a)(f)	390,000	390,079
Class F, 4.8394% 3/15/22 (a)(f)	380,000	380,077
Class G, 4.8994% 3/15/22 (a)(f)	245,000	245,050
Bayview Commercial Asset Trust floater Series 2004 3:
Class A1, 4.7488% 1/25/35 (a)(f)	1,811,586	1,813,561
Class A2, 4.7988% 1/25/35 (a)(f)	271,738	271,823
Class M1, 4.8788% 1/25/35 (a)(f)	317,028	317,456
Class M2, 5.3788% 1/25/35 (a)(f)	181,159	182,236
Chase Commercial Mortgage Securities Corp. Series 2001 245 Class A2, 6.4842% 2/12/16 (a)(f)	1,345,000	1,421,509
Chase Manhattan Bank First Union National Bank Commercial Mortgage Trust sequential pay Series 1999 1 Class
A2, 7.439% 8/15/31	5,000,000	5,365,864
COMM:
floater Series 2002 FL7 Class D, 4.9394% 11/15/14 (a)(f)	168,000	168,503
Series 2004 LBN2 Class X2, 1.1989% 3/10/39 (a)(f)(h)	4,740,930	160,458
Commercial Mortgage Pass-Through Certificates Series 2005 FL11:
Class B, 4.6194% 11/15/17 (a)(f)	834,961	834,961
Class E, 4.7594% 11/15/17 (a)(f)	379,982	379,982
Class F, 4.8194% 11/15/17 (a)(f)	344,984	344,984

See accompanying notes which are an integral part of the financial statements.

155 Annual Report

155

VIP Investment Grade Bond Portfolio
Investments - continued

	Principal	Value
	Amount	(Note 1)
CS First Boston Mortgage Securities Corp.:
sequential pay:
Series 1997 C2 Class A3, 6.55% 1/17/35	$ 2,075,000	$ 2,124,821
Series 1999 C1 Class A2, 7.29% 9/15/41	3,500,000	3,724,016
Series 2000 C1 Class A2, 7.545% 4/15/62	1,100,000	1,192,373
Series 2004 C1:
Class A3, 4.321% 1/15/37	1,505,000	1,450,867
Class A4, 4.75% 1/15/37	3,035,000	2,950,861
Series 1997 C2 Class D, 7.27% 1/17/35	1,750,000	1,844,287
Series 1998 C1 Class C, 6.78% 5/17/40	5,000,000	5,246,603
Series 2001 CKN5 Class AX, 1.1731% 9/15/34 (a)(f)(h)	30,009,865	1,774,387
Series 2004 C1 Class ASP, 1.1065% 1/15/37 (a)(f)(h)	23,268,004	755,328
Deutsche Mortgage & Asset Receiving Corp. sequential pay Series 1998 C1 Class D, 7.231% 6/15/31	1,270,000	1,328,004
DLJ Commercial Mortgage Corp. sequential pay Series 2000 CF1 Class A1B, 7.62% 6/10/33	3,000,000	3,274,361
Equitable Life Assurance Society of the United States Series 174:
Class B1, 7.33% 5/15/06 (a)	500,000	504,012
Class C1, 7.52% 5/15/06 (a)	500,000	504,127
Fannie Mae sequential pay Series 1999 10 Class MZ, 6.5% 9/17/38	3,583,908	3,698,235
GGP Mall Properties Trust sequential pay Series 2001 C1A Class A2, 5.007% 11/15/11 (a)	3,363,093	3,365,620
Ginnie Mae guaranteed REMIC pass thru securities sequential pay:
Series 2002 83 Class B, 4.6951% 12/16/24	1,860,000	1,833,853
Series 2003 22 Class B, 3.963% 5/16/32	3,295,000	3,152,930
GS Mortgage Securities Corp. II:
sequential pay:
Series 2001 LIBA Class A2, 6.615% 2/14/16 (a)	1,995,000	2,133,981
Series 2003 C1 Class A2A, 3.59% 1/10/40	3,220,000	3,142,721
Series 1998 GLII Class E, 7.1906% 4/13/31 (f)	245,000	253,909
J.P. Morgan Commercial Mortgage Finance Corp. sequential pay Series 2000 C9 Class A2, 7.77% 10/15/32	3,745,000	4,064,099

See accompanying notes which are an integral part of the financial statements.
VIP Investment Grade Bond Portfolio	156

Commercial Mortgage Securities continued
	Principal	Value
	Amount	(Note 1)
LB UBS Commercial Mortgage Trust sequential pay:
Series 2000 C3 Class A2, 7.95% 1/15/10	$ 2,180,000	$ 2,397,958
Series 2001 C3 Class A1, 6.058% 6/15/20	4,850,163	4,943,190
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002 1A:
Class B, 4.13% 11/20/37 (a)	2,600,000	2,421,398
Class C, 4.13% 11/20/37 (a)	2,600,000	2,345,421
Morgan Stanley Capital I, Inc.:
sequential pay Series 2004 HQ3 Class A2, 4.05% 1/13/41	1,480,000	1,426,403
Series 2005 IQ9 Class X2, 1.203% 7/15/56 (a)(f)(h)	19,175,000	885,049
Thirteen Affiliates of General Growth Properties, Inc. sequential pay Series 1 Class A2, 6.602% 11/15/07 (a)	2,500,000	2,569,597
Trizechahn Office Properties Trust Series 2001 TZHA Class E3, 7.253% 3/15/13 (a)	1,390,000	1,423,565
Wachovia Bank Commercial Mortgage Trust sequential pay Series 2003 C6 Class A2, 4.498% 8/15/35	2,385,000	2,342,070
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $84,365,356)		83,660,406

Foreign Government and Government Agency Obligations 1.0%

Israeli State 4.625% 6/15/13	725,000	699,172
United Mexican States:
5.875% 1/15/14	430,000	445,050
6.75% 9/27/34	5,645,000	6,174,219
7.5% 4/8/33	8,587,000	10,167,008
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $15,428,312)		17,485,449

Supranational Obligations 0.1%

Corporacion Andina de Fomento 6.875% 3/15/12
(Cost $1,706,548)	1,725,000	1,876,555

Fixed Income Funds 15.4%
	Shares
Fidelity Specialized High Income Central Investment Portfolio (g)	200,090	19,830,920
Fidelity Ultra Short Central Fund (g)	2,411,882	239,885,774
TOTAL FIXED-INCOME FUNDS
(Cost $259,738,984)		259,716,694

Cash Equivalents 5.6%
	Maturity	Value
	Amount	(Note 1)
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at
4.28%, dated 12/30/05 due 1/3/06)
(Cost $94,398,000)	$ 94,442,919	$ 94,398,000

TOTAL INVESTMENT PORTFOLIO 108.2%
(Cost $1,839,081,419)	1,830,948,929

NET OTHER ASSETS (8.2)%	(138,672,068)
NET ASSETS 100%	$ 1,692,276,861

See accompanying notes which are an integral part of the financial statements.

157 Annual Report

157

VIP Investment Grade Bond Portfolio
Investments - continued

Swap Agreements
	Expiration	Notional	Value
	Date	Amount

Credit Default Swaps
Receive quarterly a fixed rate of .4% multiplied by the notional amount and pay to Merrill Lynch, Inc., upon each default event of one of the issues of Dow Jones CDX N.A. Investment Grade 4, par value of
the proportional notional amount (e)	June 2010	$10,000,000	$ (39,700)
Receive quarterly a fixed rate of .5% multiplied by the notional amount and pay to Merrill Lynch, Inc., upon each default event of one of the issues of Dow Jones CDX N.A. Investment Grade 3, par value of
the proportional notional amount (d)	March 2010	7,936,000	25,236

See accompanying notes which are an integral part of the financial statements.
VIP Investment Grade Bond Portfolio	158

Swap Agreements continued
	Expiration	Notional	Value
	Date	Amount

Credit Default Swaps continued
Receive quarterly a fixed rate of .65% multiplied by the notional amount and pay to Merrill Lynch, Inc., upon each default event of one of the issues of Dow Jones CDX N.A. Investment Grade 4, par value of
the proportional notional amount (e)	June 2015	$17,000,000	$ (74,120)
Receive quarterly a fixed rate of .7% multiplied by the notional amount and pay to Deutsche Bank, upon each default event of one of the issues of Dow Jones CDX N.A. Investment Grade 3, par value of the
proportional notional amount (d)	March 2015	7,936,000	24,364
Receive quarterly notional amount multiplied by .35% and pay Goldman Sachs upon default event of
Southern California Edison Co., par value of the notional amount of Southern California Edison Co.
7.625% 1/15/10	Sept. 2010	1,900,000	627
Receive quarterly notional amount multiplied by .41% and pay Goldman Sachs upon default event of
Sempra Energy, par value of the notional amount of Sempra Energy 7.95% 3/1/10	Sept. 2010	1,600,000	560
Receive quarterly notional amount multiplied by .41% and pay Merrill Lynch, Inc. upon default event of
Talisman Energy, Inc., par value of the notional amount of Talisman Energy, Inc. 7.25% 10/15/27	March 2009	1,400,000	7,294

	Expiration	Notional	Value
	Date	Amount
Receive quarterly notional amount multiplied by .42% and pay Morgan Stanley, Inc. upon default event
of Sempra Energy, par value of the notional amount of Sempra Energy 6% 2/1/13	Sept. 2010	$ 2,500,000	$ 1,925
Receive quarterly notional amount multiplied by .48% and pay JPMorgan Chase, Inc. upon default event
of Fannie Mae, par value of the notional amount of Fannie Mae 4.625% 5/1/13	June 2010	4,000,000	48,800
Receive monthly notional amount multiplied by .82% and pay UBS upon default event of Morgan Stanley
ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series
2004 NC6 Class M3, 5.6413% 7/25/34	August 2034	465,000	189
Receive monthly notional amount multiplied by .85% and pay UBS upon default event of Ameriquest
Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc.
Series 2004 R9 Class M5, 5.5913% 10/25/34	Nov. 2034	465,000	293
Receive monthly notional amount multiplied by .85% and pay UBS upon default event of Morgan Stanley
ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series
2004 NC8 Class M6, 5.4413% 9/25/34	Oct. 2034	465,000	304

See accompanying notes which are an integral part of the financial statements.

159 Annual Report

159

VIP Investment Grade Bond Portfolio
Investments - continued

Swap Agreements continued

	Expiration	Notional	Value
	Date	Amount

Credit Default Swaps continued
Receive monthly notional amount multiplied by 1.6% and pay Morgan Stanley, Inc. upon default event of
Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series
2005 WHQ2 Class M7, 5.4413% 5/25/35	June 2035	$ 430,000	$ 1,922
Receive monthly notional amount multiplied by 1.66% and pay Morgan Stanley, Inc. upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series
2005 WHQ2 Class M7, 5.4413% 5/25/35	June 2035	465,000	2,902
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon default event of
Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc.
Series 2003 BC1 Class B1, 7.6913% 3/25/32	April 2032	465,000	670
Receive monthly notional amount multiplied by 2.79% and pay Merrill Lynch, Inc. upon default event of
New Century Home Equity Loan Trust, par value of the notional amount of New Century Home Equity
Loan Trust Series 2004 4 Class M9, 7.0788% 2/25/35	March 2035	1,165,000	(2,611)

	Expiration	Notional	Value
	Date	Amount

Receive monthly notional amount multiplied by 3.3% and pay to Morgan Stanley, Inc. upon each default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest
Mortgage Securities, Inc. Series 2004 R11 Class M9, 7.6913% 11/25/34	Dec. 2034	$ 525,000	$ 3,356
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS
Capital I, Inc. Series 2004 HE8 Class B3, 7.3913% 9/25/34	Oct. 2034	465,000	4,333
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon each default event of Morgan Stanley ABS Capital I, Inc., par value of the notional anount of Morgan Stanley ABS
Capital I, Inc. Series 2004 NC7 Class B3, 7.6913% 7/25/34	August 2034	465,000	4,019

See accompanying notes which are an integral part of the financial statements.
VIP Investment Grade Bond Portfolio	160

Swap Agreements continued
	Expiration	Notional	Value
	Date	Amount

Credit Default Swaps continued
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon each default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS
Capital I, Inc. Series 2004 HE7 Class B3, 7.6913% 8/25/34	Sept. 2034	$ 465,000	$ 4,291
Receive monthly notional amount multiplied by 5% and pay Deutsche Bank upon default event of MASTR
Asset Backed Securities Trust, par value of the notional amount of MASTR Asset Backed Securities Trust
Series 2003 NC1 Class M6, 8.1913% 4/25/33	May 2033	465,000	(795)
TOTAL CREDIT DEFAULT SWAPS		60,577,000	13,859
Interest Rate Swaps
Receive quarterly a fixed rate equal to 4% and pay quarterly a floating rate based on 3 month LIBOR
with JPMorgan Chase, Inc.	July 2009	42,000,000	(1,121,400)
Receive quarterly a fixed rate equal to 4.3875% and pay quarterly a floating rate based on 3 month
LIBOR with Credit Suisse First Boston	March 2010	8,000,000	(132,080)
Receive quarterly a fixed rate equal to 4.774% and pay quarterly a floating rate based on 3 month
LIBOR with Credit Suisse First Boston	March 2015	8,000,000	(70,000)

	Expiration	Notional	Value
	Date	Amount
Receive semi annually a fixed rate equal to 4.8575% and pay quarterly a floating rate based on
3 month LIBOR with Lehman Brothers, Inc.	Dec. 2008	$26,000,000	$ 16,900
Receive semi annually a fixed rate equal to 4.921% and pay quarterly a floating rate based on 3 month
LIBOR with Lehman Brothers, Inc.	Dec. 2008	90,000,000	223,200
TOTAL INTEREST RATE SWAPS		174,000,000	(1,083,380)
Total Return Swaps
Receive monthly a return equal to Banc of America Securities LLC AAA 10 Yr Commercial Mortgage
Backed Securities Daily Index and pay monthly a floating rate based on 1 month LIBOR minus 20 basis
points with Bank of America	July 2006	10,000,000	112,572
Receive monthly a return equal to Banc of America Securities LLC AAA 10 Yr Commercial Mortgage
Backed Securities Daily Index and pay monthly a floating rate based on 1 month LIBOR minus 40 basis
points with Bank of America	March 2006	10,000,000	142,004

See accompanying notes which are an integral part of the financial statements.

161 Annual Report

161

VIP Investment Grade Bond Portfolio
Investments - continued

Swap Agreements continued
	Expiration	Notional	Value
	Date	Amount

Total Return Swaps continued
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ Index and pay monthly a floating
rate based on 1 month LIBOR minus 25 basis points with Deutsche Bank	April 2006	$10,000,000	$ 110,257
Receive quarterly a return equal to Banc of America Securities LLC AAA 10 Yr Commercial Mortgage
Backed Securities Daily Index and pay quarterly a floating rate based on 3 month LIBOR minus 30
basis points with Bank of America	May 2006	10,000,000	95,099
TOTAL TOTAL RETURN SWAPS		40,000,000	459,932

		$274,577,000	$ (609,589)

Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $70,509,229 or 4.2% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(c) Security or a portion of the security is subject to a forward commitment to sell.

(d) Dow Jones CDX N.A. Investment Grade 3 is a tradable index of credit default swaps on investment grade debt of U.S. companies.

(e) Dow Jones CDX N.A. Investment Grade 4 is a tradable index of credit default swaps on investment grade debt of U.S. companies.

(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited list of holdings for each fixed-income central fund, as of the investing fund’s report date, is available upon request or at advisor.fidelity.com. The reports are located just after the fund’s financial statements or quarterly reports but are not part of the financial statements and quarterly reports. In addition, the fixed-income central fund’s financial statements, which are not covered by the investing fund’s Report of Independent Registered Public Accounting Firm, are available on the EDGAR
Database on the SEC’s web site, www.sec.gov, or upon request.

(h) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.

Affiliated Central Funds

Information regarding income received by the fund from the affiliated Central funds during the period is as follows:

Fund	Income received
Fidelity Specialized High Income Central Investment Portfolio	$ 344,417
Fidelity Ultra Short Central Fund	8,506,318
Total	$ 8,850,735

Additional information regarding the fund’s purchases and sales, including the ownership percentage, of the following fixed income Central Funds during the period is as follows:

	Value,	Purchases	Sales Proceeds	Value,	% ownership,
	beginning of			end of period	end of period
Fund	period
Fidelity Specialized High Income Central Investment Portfolio	$—	$19,986,476	$—	$19,830,920	9.5%
Fidelity Ultra Short Central Fund	190,016,425	49,999,990	—	239,885,774	3.4%
Total	$190,016,425	$69,986,466	$—	$259,716,694

See accompanying notes which are an integral part of the financial statements.

VIP Investment Grade Bond Portfolio 162

VIP Investment Grade Bond Portfolio

Financial Statements

Statement of Assets and Liabilities
	December 31, 2005

Assets
Investment in securities, at value (including repurchase agreements of $94,398,000) — See accompanying schedule:
Unaffiliated issuers (cost $1,579,342,435)	$1,571,232,235
Affiliated Central Funds (cost $259,738,984)	259,716,694
Total Investments (cost $1,839,081,419)		$1,830,948,929
Commitment to sell securities on a delayed delivery basis	$ (37,114,589)
Receivable for securities sold on a delayed delivery basis	36,948,240	(166,349)
Receivable for investments sold, regular delivery		240,801
Cash		155,538
Receivable for swap agreements		8,599
Receivable for fund shares sold		2,122,071
Interest receivable		12,107,218
Prepaid expenses		8,086
Total assets		1,845,424,893

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 150,783,486
Payable for fund shares redeemed	988,258
Swap agreements, at value	609,589
Accrued management fee	454,298
Distribution fees payable	65,911
Other affiliated payables	144,819
Other payables and accrued expenses	101,671
Total liabilities		153,148,032

Net Assets		$ 1,692,276,861
Net Assets consist of:
Paid in capital		$1,634,041,356
Undistributed net investment income		67,307,813
Accumulated undistributed net realized gain (loss) on investments		(613,070)
Net unrealized appreciation (depreciation) on investments		(8,459,238)
Net Assets		$ 1,692,276,861

Statement of Assets and Liabilities continued
	December 31, 2005

Initial Class:
Net Asset Value, offering price and redemption price per share ($1,284,599,729 ÷ 100,681,250 shares)		$12.76
Service Class:
Net Asset Value, offering price and redemption price per share ($79,205,016 ÷ 6,244,618 shares)		$12.68
Service Class 2:
Net Asset Value, offering price and redemption price per share ($285,527,869 ÷ 22,707,655 shares)		$12.57
Investor Class:
Net Asset Value, offering price and redemption price per share ($42,944,247 ÷ 3,368,810 shares)		$12.75

See accompanying notes which are an integral part of the financial statements.

163 Annual Report

VIP Investment Grade Bond Portfolio
Financial Statements - continued

Statement of Operations
	Year ended December 31, 2005

Investment Income
Interest		$67,011,894
Income from affiliated Central Funds		8,850,735
Total income		75,862,629

Expenses
Management fee	$5,995,165
Transfer agent fees	1,125,446
Distribution fees	653,579
Accounting and security lending fees	587,118
Independent trustees’ compensation	7,343
Custodian fees and expenses	84,929
Audit	54,228
Legal	4,700
Miscellaneous	128,547
Total expenses before reductions	8,641,055
Expense reductions	(10,113)	8,630,942

Net investment income		67,231,687
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	3,083,214
Swap agreements	(1,686,743)
Total net realized gain (loss)		1,396,471
Change in net unrealized appreciation (depreciation) on:
Investment securities	(34,242,413)
Swap agreements	205,651
Delayed delivery commitments	(166,349)
Total change in net unrealized appreciation (depreciation)		(34,203,111)
Net gain (loss)		(32,806,640)
Net increase (decrease) in net assets resulting from operations		$34,425,047

Statement of Changes in Net Assets
	Year ended	Year ended
	December 31,	December 31,
	2005	2004
Increase (Decrease) in Net Assets
Operations
Net investment income	$67,231,687	$57,762,877
Net realized gain (loss)	1,396,471	37,173,175
Change in net unrealized appreciation (depreciation)	(34,203,111)	(26,687,390)
Net increase (decrease) in net assets resulting from operations	34,425,047	68,248,662
Distributions to shareholders from net investment income	(58,445,252)	(66,752,508)
Distributions to shareholders from net realized gain	(35,504,454)	(48,129,691)
Total distributions	(93,949,706)	(114,882,199)
Share transactions - net increase (decrease)	140,385,374	(4,083,226)
Total increase (decrease) in net assets	80,860,715	(50,716,763)

Net Assets
Beginning of period	1,611,416,146	1,662,132,909
End of period (including undistributed net investment income of $67,307,813 and undistributed net investment income
of $59,329,661, respectively)	$1,692,276,861	$1,611,416,146

See accompanying notes which are an integral part of the financial statements.
VIP Investment Grade Bond	164

Financial Highlights Initial Class

Years ended December 31,	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 13.25	$ 13.65	$ 13.70	$ 12.92	$ 12.59
Income from Investment Operations
Net investment incomeC	523.476		.467	.610	.685F
Net realized and unrealized gain (loss)	(.243)	.104	.213	.680	.335F
Total from investment operations	280.580		.680	1.290	1.020
Distributions from net investment income	(.480)	(.570)	(.540)	(.510)	(.690)
Distributions from net realized gain	(.290)	(.410)	(.190)	—	—
Total distributions	(.770)	(.980)	(.730)	(.510)	(.690)
Net asset value, end of period	$ 12.76	$ 13.25	$ 13.65	$ 13.70	$ 12.92
Total ReturnA,B	2.19%	4.46%	5.20%	10.34%	8.46%
Ratios to Average Net AssetsD,E
Expenses before reductions	49%	.56%	.54%	.54%	.54%
Expenses net of fee waivers, if any	49%	.56%	.54%	.54%	.54%
Expenses net of all reductions	49%	.56%	.54%	.53%	.54%
Net investment income	4.12%	3.65%	3.48%	4.71%	5.47%F
Supplemental Data
Net assets, end of period (000 omitted)	$1,284,600	$1,374,972	$1,528,417	$1,965,036	$1,445,925
Portfolio turnover rate	157%	170%	218%	192%	278%

A Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.
B Total returns would have been lower had certain expenses not been reduced during the periods shown.
C Calculated based on average shares outstanding during the period.
D Amounts do not include the activity of the affiliated central funds.
E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
F Effective July 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

Financial Highlights Service Class

Years ended December 31,	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 13.18	$ 13.61	$ 13.66	$ 12.89	$ 12.58
Income from Investment Operations
Net investment incomeC	511.456		.448	.591	.674F
Net realized and unrealized gain (loss)	(.246)	.104	.212	.679	.326F
Total from investment operations	265.560		.660	1.270	1.000
Distributions from net investment income	(.475)	(.580)	(.520)	(.500)	(.690)
Distributions from net realized gain	(.290)	(.410)	(.190)	—	—
Total distributions	(.765)	(.990)	(.710)	(.500)	(.690)
Net asset value, end of period	$ 12.68	$ 13.18	$ 13.61	$ 13.66	$ 12.89
Total ReturnA,B	2.08%	4.32%	5.06%	10.20%	8.30%
Ratios to Average Net AssetsD,E
Expenses before reductions	58%	.66%	.64%	.64%	.64%
Expenses net of fee waivers, if any	58%	.66%	.64%	.64%	.64%
Expenses net of all reductions	58%	.66%	.64%	.64%	.64%
Net investment income	4.06%	3.54%	3.38%	4.60%	5.37%F
Supplemental Data
Net assets, end of period (000 omitted)	$ 79,205	$ 50,143	$ 18,305	$ 975	$ 115
Portfolio turnover rate	157%	170%	218%	192%	278%

A Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.
B Total returns would have been lower had certain expenses not been reduced during the periods shown.
C Calculated based on average shares outstanding during the period.
D Amounts do not include the activity of the affiliated central funds.
E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
F Effective July 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

165 Annual Report

Financial Highlights Service Class 2

Years ended December 31,	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 13.08	$ 13.50	$ 13.57	$ 12.82	$ 12.54
Income from Investment Operations
Net investment incomeC	488.435		.427	.571	.643F
Net realized and unrealized gain (loss)	(.248)	.105	.213	.679	.327F
Total from investment operations	240.540		.640	1.250	.970
Distributions from net investment income	(.460)	(.550)	(.520)	(.500)	(.690)
Distributions from net realized gain	(.290)	(.410)	(.190)	—	—
Total distributions	(.750)	(.960)	(.710)	(.500)	(.690)
Net asset value, end of period	$ 12.57	$ 13.08	$ 13.50	$ 13.57	$ 12.82
Total ReturnA,B	1.89%	4.19%	4.94%	10.09%	8.08%
Ratios to Average Net AssetsD,E
Expenses before reductions	73%	.81%	.79%	.79%	.82%
Expenses net of fee waivers, if any	73%	.81%	.79%	.79%	.82%
Expenses net of all reductions	73%	.81%	.79%	.79%	.82%
Net investment income	3.90%	3.39%	3.23%	4.45%	5.19%F
Supplemental Data
Net assets, end of period (000 omitted)	$ 285,528	$ 186,302	$ 115,411	$ 71,631	$ 18,225
Portfolio turnover rate	157%	170%	218%	192%	278%

A Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.
B Total returns would have been lower had certain expenses not been reduced during the periods shown.
C Calculated based on average shares outstanding during the period.
D Amounts do not include the activity of the affiliated central funds.
E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
F Effective July 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

Financial Highlights Investor Class

Year ended December 31,	2005G
Selected Per Share Data
Net asset value, beginning of period	$ 12.65
Income from Investment Operations
Net investment incomeE	242
Net realized and unrealized gain (loss)	(.142)
Total from investment operations	100
Net asset value, end of period	$ 12.75
Total ReturnB,C,D	79%
Ratios to Average Net AssetsF,H
Expenses before reductions	49%A
Expenses net of fee waivers, if any	49%A
Expenses net of all reductions	49%A
Net investment income	4.40%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 42,944
Portfolio turnover rate	157%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.
D Total returns would have been lower had certain expenses not been reduced during the periods shown.
E Calculated based on average shares outstanding during the period.
F Amounts do not include the activity of the affiliated central funds.
G For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005.
H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.
VIP Investment Grade Bond Portfolio	166

VIP Money Market Portfolio Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class’ dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns
Periods ended December 31, 2005	Past 1	Past 5	Past 10
	year	years	years
VIP Money Market - Initial Class	3.03%	2.22%	3.88%
VIP Money Market - Service ClassA	2.92%	2.12%	3.83%
VIP Money Market - Service Class 2B	2.77%	1.97%	3.73%
VIP Money Market - Investor ClassC	3.01%	2.21%	3.88%

A The initial offering of Service Class shares took place on July 7, 2000. Performance for Service Class shares reflects an asset based service fee (12b 1 fee), and returns prior to July 7, 2000 are those of Initial Class and do not include the effects of Service Class’ 12b 1 fee. Had Service Class’ 12b 1 fee been reflected, returns prior to July 7, 2000 would have been lower.
B The initial offering of Service Class 2 shares took place on January 12, 2000. Performance for Service Class 2 shares reflects an asset based service fee (12b 1 fee), and returns prior to January 12, 2000 are those of Initial Class and do not include the effects of Service Class 2’s 12b 1 fee. Had Service Class 2’s 12b 1 fee been reflected, returns prior to Janu ary 12, 2000 would have been lower.
C The initial offering of Investor Class shares took place on July 21, 2005. Returns prior to July 21, 2005 are those of Initial Class. If Investor Class’s transfer agent fee had been reflected, returns prior to July 21, 2005 would have been lower.

167 Annual Report

VIP Money Market Portfolio
Investment Changes

Maturity Diversification
Days	% of fund’s	% of fund’s	% of fund’s
	investments	investments	investments
	12/31/05	6/30/05	12/31/04
0 – 30	66.2	54.5	34.6
31 – 90	30.2	37.1	44.8
91 – 180	3.1	6.4	19.2
181 – 397	0.5	2.0	1.4
Weighted Average Maturity
	12/31/05	6/30/05	12/31/04
VIP Money Market Portfolio	31 Days	40 Days	56 Days
All Taxable Money Market
Funds Average*	36 Days	36 Days	38 Days

* Source: iMoneyNet, Inc.

VIP Money Market Portfolio 168

VIP Money Market Portfolio
Investments December 31, 2005
Showing Percentage of Net Assets

Corporate Bonds 2.3%
Due		Annualized Yield	Principal	Value
Date		at Time of	Amount	(Note 1)
		Purchase
AOL Time Warner, Inc.
4/15/06		4.03%	$ 945,000	$950,027
4/15/06		4.14	450,000	452,267
Bell Trace Obligated Group
1/30/06		4.29 (c)	14,735,000	14,735,000
Comcast Cable Communications, Inc.
1/30/06		3.74	4,000,000	4,007,650
1/30/06		3.91	620,000	621,082
1/30/06		4.43	320,000	320,455
1/30/06		4.47	175,000	175,241
Continental Cablevision, Inc.
5/15/06		4.70	1,200,000	1,215,501
France Telecom SA
3/1/06		3.37	90,000	90,517
3/1/06		3.41	270,000	271,576
3/1/06		3.43	265,000	266,513
3/1/06		3.45	85,000	85,476
3/1/06		3.54	350,000	351,957
3/1/06		3.55	535,000	537,970
3/1/06		3.56	660,000	663,667
3/1/06		3.59	140,000	140,774
Household Finance Corp.
1/24/06		2.98	10,000,000	10,020,700
TCI Communications, Inc.
2/15/06		4.51	250,000	250,655
TOTAL CORPORATE BONDS				35,157,028

Certificates of Deposit	19.1%

Domestic Certificates Of Deposit	0.8%
Huntington National Bank, Columbus
3/23/06		4.31	2,000,000	2,000,000
Washington Mutual Bank FA
3/14/06		4.45	10,000,000	10,000,000
				12,000,000
London Branch, Eurodollar, Foreign Banks – 5.1%
Credit Agricole SA
3/31/06		3.88	10,000,000	10,000,000
Credit Industriel et Commercial
1/13/06		4.11	15,000,000	15,000,000
1/30/06		4.08	15,000,000	15,000,000
4/20/06		3.95	10,000,000	10,000,000
Royal Bank of Scotland PLC
1/31/06		4.29	10,000,000	10,000,000
Societe Generale
4/28/06		4.00	15,000,000	15,000,000
12/6/06		4.80	5,000,000	5,000,000
				80,000,000

See accompanying notes which are an integral part of the financial statements.

169 Annual Report

169

VIP Money Market Portfolio
Investments - continued

Due	Annualized Yield	Principal	Value
Date	at Time of	Amount	(Note 1)
	Purchase
New York Branch, Yankee Dollar, Foreign Banks – 13.2%
Bank of Tokyo Mitsubishi Ltd.
1/17/06	4.38%	$ 15,000,000	$ 15,000,000
1/27/06	4.34	15,000,000	15,000,000
1/30/06	4.30	10,000,000	10,000,000
Canadian Imperial Bank of Commerce
1/15/06	4.43 (c)	20,000,000	20,000,000
Credit Industriel et Commercial
2/13/06	4.00	8,000,000	8,000,000
2/15/06	4.01	10,000,000	10,000,000
Credit Suisse First Boston New York Branch
1/19/06	4.14 (c)	10,000,000	10,000,000
1/19/06	4.35 (c)	10,000,000	10,000,000
DEPFA BANK PLC
2/1/06	4.30	10,000,000	10,000,000
Dresdner Bank AG
1/13/06	3.78	10,000,000	10,000,000
Eurohypo AG
1/30/06	4.27	5,000,000	5,000,000
1/31/06	4.27	5,000,000	5,000,000
3/28/06	4.35 (a)	6,000,000	6,000,000
Mizuho Corporate Bank Ltd.
1/30/06	4.37	15,000,000	15,000,000
Royal Bank of Scotland PLC
1/31/06	4.28	15,000,000	15,000,000
Skandinaviska Enskilda Banken AB
1/6/06	4.05 (c)	20,000,000	19,998,479
Toronto Dominion Bank
4/7/06	3.86	10,000,000	10,000,000
Unicredito Italiano Spa
2/13/06	4.28 (c)	10,000,000	9,999,464
			203,997,943

TOTAL CERTIFICATES OF DEPOSIT			295,997,943

Commercial Paper 22.8%

Bank of America Corp.
2/1/06	4.31	15,000,000	14,944,717
Barclays U.S. Funding Corp.
1/24/06	4.24	10,000,000	9,973,135
Citibank Credit Card Master Trust I (Dakota Certificate Program)
1/24/06	4.30	5,000,000	4,986,360
2/1/06	4.33	5,000,000	4,981,486
2/2/06	4.35	10,000,000	9,961,600
Citigroup Funding, Inc.
1/24/06	4.28	5,000,000	4,986,424
1/26/06	4.30	5,000,000	4,985,174
1/31/06	4.30	5,000,000	4,982,208

See accompanying notes which are an integral part of the financial statements.
VIP Money Market Portfolio	170

Commercial Paper continued
Due		Annualized Yield	Principal	Value
Date		at Time of	Amount	(Note 1)
		Purchase
Comcast Corp.
1/25/06		4.44% (b)	$ 1,000,000	$997,050
Countrywide Financial Corp.
1/27/06		4.33	5,000,000	4,984,472
DaimlerChrysler NA Holding Corp.
1/4/06		4.45	1,000,000	999,631
1/27/06		4.52	2,000,000	1,993,500
1/30/06		4.54	2,000,000	1,992,718
1/31/06		4.52	3,500,000	3,486,875
Dominion Resources, Inc.
1/31/06		4.45	500,000	498,154
Emerald (MBNA Credit Card Master Note Trust)
2/2/06		4.36	17,000,000	16,934,569
2/9/06		4.38	5,000,000	4,976,438
3/14/06		4.48	5,000,000	4,955,700
FCAR Owner Trust
3/15/06		4.46	5,000,000	4,955,288
4/4/06		4.52	5,000,000	4,942,392
Federated Retail Holdings, Inc.
1/5/06		4.27	1,000,000	999,529
1/9/06		4.30	1,000,000	999,049
1/26/06		4.37	500,000	498,493
Fortune Brands, Inc.
1/9/06		4.30	1,000,000	999,053
1/17/06		4.34	1,000,000	998,089
1/23/06		4.30	6,000,000	5,984,417
1/24/06		4.30	1,000,000	997,285
2/1/06		4.35	1,000,000	996,289
2/21/06		4.55	5,000,000	4,968,125
Giro Funding US Corp.
1/10/06		4.26	25,000,000	24,973,500
3/21/06		4.45	5,000,000	4,951,832
Govco, Inc.
3/16/06		4.01	5,000,000	4,959,608
Grampian Funding LLC
3/28/06		4.42	5,000,000	4,948,042
HSBC Finance Corp.
1/31/06		4.31	5,000,000	4,982,167
Johnson Controls, Inc.
1/17/06		4.42 (b)	15,000,000	14,970,667
Kellogg Co.
1/17/06		4.38	1,500,000	1,497,093
1/26/06		4.42	500,000	498,472
Motown Notes Program
1/9/06		4.12	28,200,000	28,174,432
2/6/06		4.39	5,000,000	4,978,200
Nationwide Building Society
2/1/06		4.31	5,000,000	4,981,572
Newport Funding Corp.
1/17/06		4.24	15,000,000	14,971,933

See accompanying notes which are an integral part of the financial statements.
	171			Annual Report

171

VIP Money Market Portfolio
Investments - continued

Due	Annualized Yield	Principal	Value
Date	at Time of	Amount	(Note 1)
	Purchase
Nissan Motor Acceptance Corp.
1/20/06	4.44%	$ 1,000,000	$997,667
3/20/06	4.53	2,000,000	1,980,587
3/23/06	4.56	1,500,000	1,484,779
Oracle Corp.
1/30/06	4.37	14,849,000	14,796,967
1/30/06	4.39	4,000,000	3,985,951
Paradigm Funding LLC
1/9/06	4.06	10,000,000	9,991,078
Park Granada LLC
1/23/06	4.20	5,000,000	4,987,304
1/24/06	4.22	5,000,000	4,986,663
3/16/06	4.48	5,000,000	4,954,469
Skandinaviska Enskilda Banken AB
1/30/06	4.35 (c)	20,000,000	20,000,000
Strand Capital LLC
1/17/06	3.91	5,000,000	4,991,422
2/13/06	4.17	5,000,000	4,975,454
Stratford Receivables Co. LLC
1/19/06	4.28	5,000,000	4,989,375
1/30/06	4.35	5,000,000	4,982,600
2/8/06	4.39	5,000,000	4,976,989
The Walt Disney Co.
2/1/06	4.43	2,500,000	2,490,528
Weatherford International Ltd.
1/26/06	4.45 (b)	1,500,000	1,495,385
1/31/06	4.47 (b)	500,000	498,146
3/22/06	4.56 (b)	900,000	890,980
White Pine Finance LLC
1/23/06	4.32 (b)(c)	10,000,000	9,999,362
TOTAL COMMERCIAL PAPER			352,301,444

Master Notes 3.0%

Goldman Sachs Group, Inc.
1/9/06	3.69 (f)	6,000,000	6,000,000
1/11/06	4.42 (c)(f)	5,000,000	5,000,000
2/27/06	4.45 (c)(f)	36,000,000	36,000,000
TOTAL MASTER NOTES			47,000,000

Medium Term Notes 25.0%

AIG Matched Funding Corp.
1/3/06	4.06 (c)	10,000,000	10,000,000
1/11/06	4.13 (c)	10,000,000	10,000,000
1/23/06	4.02 (c)	10,000,000	10,000,000
3/15/06	4.51 (c)	10,000,000	10,000,000
Allstate Life Global Funding II
1/27/06	4.37 (b)(c)	1,000,000	1,000,000

See accompanying notes which are an integral part of the financial statements.
VIP Money Market Portfolio	172

Medium Term Notes continued
Due	Annualized Yield	Principal	Value
Date	at Time of	Amount	(Note 1)
	Purchase
American Express Credit Corp.
1/5/06	4.39% (c)	$ 10,000,000	$ 10,000,628
Australia & New Zealand Banking Group Ltd.
1/23/06	4.35 (b)(c)	5,000,000	5,000,000
Bank of New York Co., Inc.
1/30/06	4.42 (b)(c)	15,000,000	15,000,000
Bayerische Landesbank Girozentrale
1/17/06	4.13 (c)	10,000,000	10,000,000
2/20/06	4.38 (c)	15,000,000	15,000,000
BellSouth Corp.
4/26/06	4.26 (b)(c)	975,000	975,098
BellSouth Telecommunications
1/4/06	4.50 (c)	5,000,000	5,000,000
BMW U.S. Capital LLC
1/17/06	4.34 (c)	2,000,000	2,000,000
Commonwealth Bank of Australia
1/24/06	4.35 (c)	4,000,000	4,000,000
Cullinan Finance Corp.
1/25/06	4.34 (b)(c)	5,000,000	4,999,553
Descartes Funding Trust
1/17/06	4.37 (c)	5,000,000	5,000,000
General Electric Capital Corp.
3/30/06	3.85	14,073,000	14,119,110
HBOS Treasury Services PLC
3/24/06	4.57 (c)	20,000,000	20,000,000
HSBC Finance Corp.
1/24/06	4.37 (c)	6,000,000	6,000,000
HSBC USA, Inc.
1/17/06	4.35 (c)	5,000,000	5,000,000
HSH Nordbank AG
1/23/06	4.37 (b)(c)	6,000,000	6,000,000
ING USA Annuity & Life Insurance Co.
3/24/06	4.60 (c)(f)	3,000,000	3,000,000
International Lease Finance Corp.
1/17/06	4.00	4,000,000	3,999,740
Links Finance LLC
1/19/06	4.33 (b)(c)	10,000,000	9,998,553
MBIA Global Funding LLC
1/17/06	4.11 (b)(c)	2,000,000	2,000,000
Merrill Lynch & Co., Inc.
1/4/06	4.34 (c)	4,000,000	4,003,837
1/17/06	4.35 (c)	9,000,000	9,000,000
Metropolitan Life Insurance Co.
1/6/06	4.31 (b)(c)	3,884,000	3,884,000

See accompanying notes which are an integral part of the financial statements.

173 Annual Report

173

VIP Money Market Portfolio
Investments - continued

Due	Annualized Yield	Principal	Value
Date	at Time of	Amount	(Note 1)
	Purchase
Morgan Stanley
1/3/06	4.30% (c)	$ 25,000,000	$ 25,000,000
1/3/06	4.33 (c)	2,000,000	2,000,000
1/4/06	4.34 (c)	5,000,000	5,000,000
1/17/06	4.40 (c)	5,000,000	5,000,000
1/27/06	4.45 (c)	11,000,000	11,000,245
RACERS
1/23/06	4.37 (b)(c)	15,000,000	15,000,000
Royal Bank of Scotland PLC
1/23/06	4.34 (b)(c)	10,000,000	10,000,000
SBC Communications, Inc.
6/5/06	3.96 (b)	3,920,000	3,925,959
Security Life of Denver Insurance Co.
2/28/06	4.48 (c)(f)	2,000,000	2,000,000
Verizon Global Funding Corp.
3/15/06	4.60 (c)	50,000,000	50,000,081
Washington Mutual Bank FA
1/17/06	4.35 (c)	2,000,000	2,000,000
Washington Mutual Bank, California
1/27/06	4.20 (c)	10,000,000	10,000,000
2/6/06	4.26 (c)	10,000,000	10,000,000
3/20/06	4.48 (c)	8,000,000	8,000,000
3/27/06	4.50 (c)	10,000,000	9,999,741
WestLB AG
1/10/06	4.37 (b)(c)	6,000,000	6,000,000
3/30/06	4.53 (b)(c)	7,000,000	7,000,000
TOTAL MEDIUM-TERM NOTES			386,906,545

Short Term Notes 5.0%

Jackson National Life Insurance Co.
1/2/06	4.19 (c)(f)	7,000,000	7,000,000
Metropolitan Life Insurance Co.
1/2/06	4.19 (c)(f)	10,000,000	10,000,000
1/30/06	4.45 (b)(c)	5,000,000	5,000,000
2/1/06	4.41 (c)(f)	5,000,000	5,000,000
Monumental Life Insurance Co.
1/3/06	4.43 (c)(f)	5,000,000	5,000,000
1/3/06	4.46 (c)(f)	5,000,000	5,000,000
New York Life Insurance Co.
1/3/06	4.15 (c)(f)	30,000,000	30,000,000
Transamerica Occidental Life Insurance Co.
2/1/06	4.42 (c)(f)	10,000,000	10,000,000
TOTAL SHORT TERM NOTES			77,000,000

See accompanying notes which are an integral part of the financial statements.
VIP Money Market Portfolio	174

Municipal Securities 1.1%
	Principal	Value
	Amount	(Note 1)
California Econ. Recovery Series 2004 C20, 3.52% (XL Cap. Assurance, Inc. Insured), VRDN (c)	$1,600,000	$ 1,599,808
California Statewide Cmntys.
Dev. Auth. Rev. TRAN Series C3, 3.93% 6/30/06	2,950,000	2,950,000
District of Columbia Gen. Oblig. Series B, 3.55% (FSA Insured), VRDN (c)	400,000	399,952
San Jose Redev. Agcy. Rev. Series A, 4.45%, LOC JPMorgan Chase Bank, VRDN (c)(d)	11,250,000	11,250,000
Waco Edl. Fin. Corp. Rev. (Baylor Univ. Proj.) Series A, 3.52% (XL Cap. Assurance, Inc. Insured), VRDN (c)	600,000	599,928
TOTAL MUNICIPAL SECURITIES		16,799,688

Repurchase Agreements 21.3%
	Maturity
	Amount
In a joint trading account (Collateralized by U.S. Government Obligations dated 12/30/05 due 1/3/06 At 4.3%)	$596,285	596,000
With:
Barclays Capital, Inc. At 4.36%, dated 12/30/05 due 1/3/06 (Collateralized by Equity Securities valued at
$66,150,005)	63,030,520	63,000,000
Citigroup Global Markets, Inc. At 4.35%, dated 12/30/05 due 1/3/06 (Collateralized by Corporate Obligations
valued at $77,520,000, 5.5% 7.7%, 4/1/11 12/1/45)	76,036,733	76,000,000
Countrywide Securities Corp. At 4.32%, dated:
12/16/05 due 1/3/06 (Collateralized by Mortgage
Loan Obligations valued at $8,400,000, 4.3% 5.55%, 12/25/35 10/25/43) (c)(e)	8,017,280	8,000,000
12/19/05 due 1/3/06 (Collateralized by Mortgage
Loan Obligations valued at $8,400,001, 5.33% 5.55%, 7/20/35 2/25/36) (c)(e)	8,014,400	8,000,000
Goldman Sachs & Co. At 4.35%, dated:
12/19/05 due 2/22/06 (Collateralized by Corporate Obligations valued at $25,588,597, 4.5% – 7.5%, 3/20/10
– 9/25/35) (c)(e)	25,196,354	25,000,000
12/30/05 due 1/3/06 (Collateralized by Mortgage
Loan Obligations valued at $4,200,001, 4.64%, 12/25/35)	4,001,933	4,000,000

	Maturity	Value
	Amount	(Note 1)
J.P. Morgan Securities, Inc. At 4.38%, dated 12/14/05 due 2/1/06 (Collateralized by Corporate Obligations valued
at $17,888,092, 6.63% 12%, 11/15/09 10/1/28)	$17,101,348	$ 17,000,000
Merrill Lynch, Pierce, Fenner & Smith At 4.39%, dated 10/25/05 due 1/23/06 (Collateralized by Corporate
Obligations valued at $24,174,108, 5.16% 8.3%, 3/18/08 3/18/13) (c)(e)	23,252,425	23,000,000
Morgan Stanley & Co. At:
4.38%, dated 12/14/05 due 2/1/06 (Collateralized by Mortgage Loan Obligations valued at $21,107,061,
0.25% – 4.69%, 2/10/24 – 7/19/45)	20,119,233	20,000,000
4.4%, dated 12/30/05 due 1/3/06 (Collateralized by Equity Securities valued at $8,400,020)	8,003,911	8,000,000
Wachovia Securities, Inc. At 4.32%, dated 12/30/05 due 1/3/06 (Collateralized by Mortgage Loan Obligations
valued at $77,520,001, 0.36% 7.3%, 1/20/08 8/15/42)	76,036,480	76,000,000
TOTAL REPURCHASE AGREEMENTS		328,596,000

TOTAL INVESTMENT PORTFOLIO 99.6%
(Cost $1,539,758,648)	1,539,758,648

NET OTHER ASSETS 0.4%		6,395,506
NET ASSETS 100%	$ 1,546,154,154

Security Type Abbreviations
TRAN	—	TAX AND REVENUE ANTICIPATION NOTE
VRDN	—	VARIABLE RATE DEMAND NOTE

See accompanying notes which are an integral part of the financial statements.

175 Annual Report

175

VIP Money Market Portfolio Investments - continued

Legend

(a) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $124,634,753 or 8.1% of net assets.

(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

(e) The maturity amount is based on the rate at period end.

(f) Restricted securities – Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $124,000,000 or 8.0% of net assets.

Additional information on each holding is as follows:

Security	Acquisition Date	Cost
Goldman Sachs Group, Inc.:
3.69%, 1/9/06	4/12/05	$ 6,000,000
4.42%, 1/11/06	10/11/05	$ 5,000,000
4.45%, 2/27/06	8/26/04	$ 36,000,000
ING USA Annuity & Life Insurance Co. 4.6%, 3/24/06	6/23/05	$ 3,000,000
Jackson National Life Insurance Co. 4.19%, 1/2/06	3/31/03	$ 7,000,000
Metropolitan Life Insurance Co.:
4.19%, 1/2/06	3/26/02	$ 10,000,000
4.41%, 2/1/06	2/24/03	$ 5,000,000
Monumental Life Insurance Co.:
4.43%, 1/3/06	9/17/98	$ 5,000,000
4.46%, 1/3/06	3/12/99	$ 5,000,000
New York Life Insurance Co.
4.15%, 1/3/06	2/28/02 - 12/19/02	$ 30,000,000
Security Life of Denver Insurance Co.
4.48%, 2/28/06	8/26/05	$ 2,000,000
Transamerica Occidental Life Insurance Co. 4.42%, 2/1/06	4/28/00	$ 10,000,000

Income Tax Information

At December 31, 2005, the fund had a capital loss carryforward of approximately $389,008 of which $108,598, $174,987 and $105,423 will expire on December 31, 2011, 2012 and 2013, respectively.

See accompanying notes which are an integral part of the financial statements.

VIP Money Market Portfolio 176

VIP Money Market Portfolio

Financial Statements

Statement of Assets and Liabilities
	December 31, 2005

Assets
Investment in securities, at value (including repurchase agreements of $328,596,000) — See accompanying schedule:
Unaffiliated issuers (cost $1,539,758,648)		$1,539,758,648
Cash		87,453
Receivable for fund shares sold		3,647,376
Interest receivable		5,903,067
Prepaid expenses		7,271
Other receivables		10
Total assets		1,549,403,825

Liabilities
Payable for fund shares redeemed	$ 2,616,075
Distributions payable	175,776
Accrued management fee	278,512
Distribution fees payable	11,747
Other affiliated payables	106,817
Other payables and accrued expenses	60,744
Total liabilities		3,249,671

Net Assets		$1,546,154,154
Net Assets consist of:
Paid in capital		$1,546,490,042
Distributions in excess of net investment income		(25,356)
Accumulated undistributed net realized gain (loss) on investments		(310,532)
Net Assets		$1,546,154,154

Initial Class:
Net Asset Value, offering price and redemption price
per share ($1,347,642,354 ÷ 1,347,945,039 shares)		$1.00
Service Class:
Net Asset Value, offering price
and redemption price
per share ($20,987,178 ÷ 20,990,018 shares)		$1.00
Service Class 2:
Net Asset Value, offering price
and redemption price
per share ($51,300,573 ÷ 51,305,199 shares)		$1.00
Investor Class:
Net Asset Value, offering price and redemption price
per share ($126,224,049 ÷ 126,224,500 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

177 Annual Report

VIP Money Market Portfolio
Financial Statements - continued

Statement of Operations
	Year ended December 31, 2005

Investment Income
Interest (including $17,929 from affiliated interfund lending)		$49,864,460

Expenses
Management fee	$3,053,839
Transfer agent fees	1,039,225
Distribution fees	108,870
Accounting fees and expenses	165,551
Independent trustees’ compensation	6,746
Custodian fees and expenses	39,643
Audit	42,049
Legal	3,967
Miscellaneous	52,597
Total expenses before reductions	4,512,487
Expense reductions	(3,425)	4,509,062

Net investment income		45,355,398
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(105,423)
Net increase in net assets resulting from operations		$45,249,975

See accompanying notes which are an integral part of the financial statements.
VIP Money Market Portfolio	178

Statement of Changes in Net Assets
	Year ended	Year ended
	December 31,	December 31,
	2005	2004
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 45,355,398	$ 19,774,748
Net realized gain (loss)	(105,423)	(174,987)
Net increase in net assets resulting from operations	45,249,975	19,599,761
Distributions to shareholders from net investment income	(45,352,183)	(19,778,361)
Share transactions - net increase (decrease)	119,003,253	(412,681,844)
Total increase (decrease) in net assets	118,901,045	(412,860,444)

Net Assets
Beginning of period	1,427,253,109	1,840,113,553
End of period (including distributions in excess of net investment income of $25,356 and undistributed net investment
income of $49,905, respectively)	$ 1,546,154,154	$ 1,427,253,109

See accompanying notes which are an integral part of the financial statements.

179 Annual Report

Financial Highlights Initial Class
Years ended December 31,	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	030.012		.010	.017	.041
Distributions from net investment income	(.030)	(.012)	(.010)	(.017)	(.041)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnA,B	3.03%	1.21%	1.00%	1.69%	4.18%
Ratios to Average Net AssetsC
Expenses before reductions	29%	.29%	.29%	.29%	.28%
Expenses net of fee waivers, if any	29%	.29%	.29%	.29%	.28%
Expenses net of all reductions	29%	.29%	.29%	.29%	.28%
Net investment income	3.00%	1.18%	1.00%	1.68%	3.99%
Supplemental Data
Net assets, end of period (000 omitted)	$1,347,642	$1,392,449	$1,817,440	$2,705,069	$2,753,379

A Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.
B Total returns would have been lower had certain expenses not been reduced during the periods shown.
C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights Service Class
Years ended December 31,	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	029.011		.009	.016	.040
Distributions from net investment income	(.029)	(.011)	(.009)	(.016)	(.040)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnA,B	2.92%	1.10%	.90%	1.61%	4.10%
Ratios to Average Net AssetsC
Expenses before reductions	40%	.40%	.38%	.39%	.39%
Expenses net of fee waivers, if any	40%	.40%	.38%	.39%	.39%
Expenses net of all reductions	40%	.40%	.38%	.39%	.39%
Net investment income	2.88%	1.08%	.91%	1.58%	3.87%
Supplemental Data
Net assets, end of period (000 omitted)	$ 20,987	$ 13,905	$ 19,606	$ 8,017	$ 6,143

A Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.
B Total returns would have been lower had certain expenses not been reduced during the periods shown.
C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.
VIP Money Market Portfolio	180

Financial Highlights Service Class 2
Years ended December 31,	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	027.009		.007	.014	.039
Distributions from net investment income	(.027)	(.009)	(.007)	(.014)	(.039)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnA,B	2.77%	.95%	.75%	1.45%	3.96%
Ratios to Average Net AssetsC
Expenses before reductions	54%	.55%	.54%	.54%	.55%
Expenses net of fee waivers, if any	54%	.55%	.54%	.54%	.55%
Expenses net of all reductions	54%	.55%	.54%	.54%	.55%
Net investment income	2.90%	.93%	.75%	1.43%	3.71%
Supplemental Data
Net assets, end of period (000 omitted)	$ 51,301	$ 20,899	$ 3,068	$ 47,604	$ 40,267

A Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.
B Total returns would have been lower had certain expenses not been reduced during the periods shown.
C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights Investor Class

Year ended December 31,	2005E
Selected Per Share Data
Net asset value, beginning of period	$ 1.00
Income from Investment Operations
Net investment income	016
Distributions from net investment income	(.016)
Net asset value, end of period	$ 1.00
Total ReturnB,C,D	1.58%
Ratios to Average Net AssetsF
Expenses before reductions	36%A
Expenses net of fee waivers, if any	36%A
Expenses net of all reductions	36%A
Net investment income	3.72%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 126,224

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.
D Total returns would have been lower had certain expenses not been reduced during the periods shown.
E For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005.
F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

181 Annual Report

Notes to Financial Statements For the period ended December 31, 2005

1. Significant Accounting Policies.

VIP High Income Portfolio and VIP Money Market Portfolio (the funds) are funds of Variable Insurance Products Fund. VIP Asset Manager Portfolio, VIP Asset Manager: Growth Portfolio and VIP Investment Grade Bond Portfolio (the funds) are funds of Variable Insurance Products Fund II. VIP Balanced Portfolio (the fund) is a fund of Variable Insurance Products Fund III. The Variable Insurance Products Fund, Variable Insurance Products Fund II, and Variable Insurance Products Fund III (the trusts) (referred to in this report as Fidelity Variable Insurance Products) are registered under the Investment Company Act of 1940, as amended (the 1940 Act), as open end management investment companies organized as Massachusetts business trusts. Each fund is authorized to issue an unlimited number of shares. Shares of each fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. Each fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. VIP High Income Portfolio also offers Initial Class R, Service Class R and Service Class 2R shares. The funds commenced sale of Investor Class shares on July 21, 2005. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

Certain funds may invest in affiliated money market central funds (Money Market Central Funds) and fixed income Central Investment Portfolios (CIPs), collectively referred to as Central Funds, which are open end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the funds, which are also consistently followed by the Central Funds:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, each fund uses independent pricing services approved by the Board of Trustees to value their investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open end mutual funds, including Central Funds, are valued at their closing net asset value each business day. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because each fund’s utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

As permitted by compliance with certain conditions under Rule 2a 7 of the 1940 Act, securities are valued at amortized cost, which approximates value.

Foreign Currency. Certain funds may use foreign currency contracts to facilitate transactions in foreign denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Pur chases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Annual Report

182

1. Significant Accounting Policies continued

Investment Transactions and Income. Security transactions, including the fund’s investment activity in the Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex dividend date, except for certain dividends from foreign securities where the ex dividend date may have passed, which are recorded as soon as the funds are informed of the ex dividend date. Non cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Central Funds, are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. Interest is accrued based on the principal value which is adjusted for inflation. Any increase in the principal amount of an inflation indexed bond is recorded as interest income, even though the principal is not received until maturity. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in a cross section of other Fidelity funds, and are marked to market. Deferred amounts remain in the fund until distributed in accor dance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year, each fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

For the VIP Money Market Portfolio, dividends are declared daily and paid monthly from net investment income and distributions from realized gains, if any, are recorded on the ex dividend date. For all other funds, distributions are recorded on the ex dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to futures transactions, swap agreements, foreign currency transactions, passive foreign investment companies (PFIC), prior period premium and discount on debt securities, defaulted bonds, market discount, partnerships, partnerships including allocations from CIPs, deferred trustees compensation, financing transactions, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The tax basis components of distributable earnings and the federal tax cost as of period end were as follows for each fund:
				Net Unrealized
	Cost for Federal	Unrealized	Unrealized	Appreciation/
	Income Tax Purposes	Appreciation	Depreciation	(Depreciation)
VIP Asset Manager	$2,347,385,291	$225,925,241	$(58,599,758)	$167,325,483
VIP Asset Manager: Growth	251,912,423	31,621,177	(8,623,128)	22,998,049
VIP Balanced	335,296,569	31,475,639	(7,543,512)	23,932,127
VIP High Income	1,479,399,609	34,778,510	(25,027,937)	9,750,573
VIP Investment Grade Bond	1,838,475,225	14,946,859	(22,473,155)	(7,526,296)
VIP Money Market	1,539,758,648	—	—	—

			Undistributed
		Undistributed	Long-term Capital	Capital Loss
		Ordinary Income	Gain	Carryforward
VIP Asset Manager		$64,872,303	$—	$(98,979,772)
VIP Asset Manager: Growth		5,285,178	—	(58,627,384)
VIP Balanced		7,197,610	11,747,332	—
VIP High Income		848,538	—	(1,130,214,603)
VIP Investment Grade Bond		65,611,224	3,230,122	—
VIP Money Market		55,429	—	(389,008)

183 Annual Report

Notes to Financial Statements continued

1. Significant Accounting Policies continued

Income Tax Information and Distributions to Shareholders continued

The tax character of distributions paid was as follows:
December 31, 2005
		Long-term
	Ordinary Income	Capital Gains	Total
VIP Asset Manager	$73,474,247	$—	$73,474,247
VIP Asset Manager: Growth	7,156,575	—	7,156,575
VIP Balanced	8,958,254	—	8,958,254
VIP High Income	242,303,630	—	242,303,630
VIP Investment Grade Bond	69,463,875	24,485,831	93,949,706
VIP Money Market	45,352,183	—	45,352,183

December 31, 2004
		Long-term
	Ordinary Income	Capital Gains	Total
VIP Asset Manager	$81,683,788	$—	$81,683,788
VIP Asset Manager: Growth	7,897,225	—	7,897,225
VIP Balanced	6,988,389	—	6,988,389
VIP High Income	155,517,698	—	155,517,698
VIP Investment Grade Bond	97,273,775	17,608,424	114,882,199
VIP Money Market	19,778,361	—	19,778,361

Trading (Redemption) Fees. Initial Class R shares, Service Class R shares, and Service Class 2 R shares held less than 60 days are subject to a re demption fee equal to 1% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits certain funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Certain funds may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When Issued Securities. Certain funds may purchase or sell securities on a delayed delivery or when issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstand ing, the contract is marked to market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when issued basis are identified as such in each applicable fund’s Schedule of Investments. Certain funds may receive compensation for interest forgone in the purchase of a delayed delivery or when issued security. With respect to purchase commitments, each applicable fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in each applicable fund’s Statement of Assets and Liabilities under the caption “Delayed delivery.” Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. Certain funds may use futures contracts to manage their exposure to the stock and bond markets and to fluctuations in interest rates. Buying futures tends to increase a fund’s exposure to the underlying instrument, while selling futures tends to decrease a fund’s exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in each applicable fund’s Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in each applicable fund’s Schedule of Investments under the caption “Futures Contracts.” This amount reflects each contract’s exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts’ terms. Gains (losses) are realized upon the expiration or closing of the futures. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Annual Report

184

2. Operating Policies continued

Restricted Securities. Certain funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable fund’s Schedule of Investments.

Loans and Other Direct Debt Instruments. Certain funds may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. A fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

Swap Agreements. Certain funds may invest in swaps for the purpose of managing their exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. Periodic payments received or made by each applicable fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Total return swaps are agreements to exchange the return generated by one instrument or index for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, a fund will receive a payment from the counterparty. To the extent it is less, a fund will make a payment to the counterparty. Periodic payments received or made by each applicable fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. Certain funds may enter into credit default swaps in which either it or its counterparty act as guarantors. By acting as the guarantor of a swap, a fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value. Periodic payments and premiums received or made by each applicable fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Swaps are marked to market daily based on dealer supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund’s custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in each applicable fund’s Schedule of Investments under the caption “Swap Agreements”.

Mortgage Dollar Rolls. To earn additional income, certain funds may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities (“mortgage dollar rolls”) or the purchase and simultaneous agreement to sell similar securities (“reverse mortgage dollar rolls”). The securities traded are mortgage securities and bear the same interest rate but may be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, a fund’s right to repurchase or sell securities may be limited.

185 Annual Report

Notes to Financial Statements continued

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short term securities and U.S. government securities, are noted in the table below.
	Purchases ($)	Sales ($)
VIP Asset Manager	676,185,279	851,343,571
VIP Asset Manager: Growth	86,514,726	131,735,604
VIP Balanced	325,865,211	296,604,561
VIP High Income	1,437,126,934	1,749,050,943
VIP Investment Grade Bond	322,167,850	213,631,138

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the funds with investment management related services for which the funds pay a monthly management fee.

For all funds except VIP Money Market, the management fee is the sum of an individual fund fee rate applied to the average net assets of each fund and a group fee rate. The group fee rates differ for equity and fixed income funds and are each based upon the average net assets of all the mutual funds advised by FMR. The group fee rates decrease as assets under management increase and increase as assets under management decrease. The annual individual fund fee rate is .45% of the fund’s average net assets for VIP High Income, .30% for VIP Asset Manager: Growth and VIP Investment Grade Bond, .25% for VIP Asset Manager, and .15% for VIP Balanced. Effective June 1, 2005, VIP Investment Grade Bond’s management contract was amended, reducing the individual fund fee rate to .20% of average net assets. The group fee rates averaged .27% for the equity funds and .12% for the fixed income funds during the period.

For VIP Money Market, the management fee is calculated on the basis of a group fee rate plus a total income based component. The group fee rate averaged .12% during the period. The total income based component is calculated according to a graduated schedule providing for different rates based on the fund’s gross annualized yield. The rate increases as the fund’s gross yield increases. During the period the income based portion of the management fee was $1,191,179 or an annual rate of .08% of the fund’s average net assets.

For the period each fund’s total annual management fee rate, expressed as a percentage of each fund’s average net assets, was as follows:

VIP Asset Manager	52%
VIP Asset Manager: Growth	57%
VIP Balanced	42%
VIP High Income	57%
VIP Investment Grade Bond	36%
VIP Money Market	20%

Distribution and Service Plan. In accordance with Rule 12b 1 of the 1940 Act, the funds have adopted separate 12b 1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class and Service Class R’s average net assets and .25% of Service Class 2 and Service Class 2 R’s average net assets.

For the period, each class paid FDC the following amounts, all of which were re allowed to insurance companies for the distribution of shares and providing shareholder support services:

	Service	Service	Service	Service
	Class	Class 2	Class R	Class 2R
VIP Asset Manager	$30,813	$111,219	$—	$—
VIP Asset Manager: Growth	5,936	14,212	—	—
VIP Balanced	19,214	95,604	—	—
VIP High Income	323,187	221,170	84	202
VIP Investment Grade Bond	67,359	586,220	—	—
VIP Money Market	17,449	91,421	—	—

Transfer Agent Fees. Fidelity Investment Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the funds’ transfer, dividend disburs ing and shareholder servicing agent. FIIOC receives an asset based fee with respect to each class. FIIOC pays a portion of the expenses related to the typesetting, printing and mailing of shareholder reports, except proxy statements. Each class with the exception of the Investor Class pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of ..07% of their month end net assets. The Investor Class of VIP Asset Manager, VIP Asset Manager: Growth and VIP Balanced pays a transfer agent fee equal to an annual rate of .18% of its month end assets. The Investor Class of VIP High Income and VIP Money Market pays a transfer agent fee equal to an annual rate of ..14% and .12%, of its month end net assets, respectively. The

Annual Report

186

4. Fees and Other Transactions with Affiliates continued
Transfer Agent Fees continued

Investor Class of VIP Investment Grade Bond pays a transfer agent fee equal to an annual rate of .10% of its average net assets. For the period, the total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

VIP Asset Manager
Initial Class	$1,686,712
Service Class	22,351
Service Class 2	36,615
Investor Class	3,577
$1,749,255
VIP Asset Manager: Growth
Initial Class	$189,160
Service Class	4,048
Service Class 2	6,518
Investor Class	799
$200,525
VIP Balanced
Initial Class	$189,375
Service Class	14,435
Service Class 2	28,595
Investor Class	4,656
$237,061
VIP High Income
Initial Class	$800,820
Service Class	214,752
Service Class 2	64,849
Initial Class R	54
Service Class R	53
Service Class 2R	52
Investor Class	4,933
$1,085,513
VIP Investment Grade Bond
Initial Class	$907,474
Service Class	46,515
Service Class 2	164,062
Investor Class	7,395
$1,125,446
VIP Money Market
Initial Class	$966,012
Service Class	13,142
Service Class 2	25,696
Investor Class	34,375
$1,039,225

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains each fund’s accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Affiliated Central Funds. Certain funds may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM) an affiliate of FMR.

Certain funds may also invest in CIPs managed by FIMM or Fidelity Management & Research Company, Inc. (FMRC) each an affiliate of FMR. The Ultra Short Central Fund seeks to obtain a high level of current income consistent with preservation of capital by investing in U.S. dollar denominated money market and investment grade debt securities. The High Income Central Investment Portfolio 1 seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower quality debt securities. The Floating Rate Central Investment Portfolio seeks a high level of income by normally investing in floating rate loans and other floating rate securities.

187 Annual Report

Notes to Financial Statements continued

4. Fees and Other Transactions with Affiliates continued
Affiliated Central Funds continued

The fund’s Schedule of Investments lists each applicable CIP as an investment of the fund but does not include the underlying holdings of each CIP. Based on their investment objectives, each CIP may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. In addition, each CIP may also participate in derivatives. These strategies are consistent with the investment objectives of the fund and may involve certain economic risks, including the risk that a counterparty to one or more of these transactions may be unable or unwilling to comply with the terms of the governing agreement. This may result in a decline in value of each CIP and the fund.

A complete unaudited list of holdings for each CIP, as of the fund’s report date, is available upon request or at advisor.fidelity.com, as applicable. The reports are located just after the fund’s financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, the CIP’s financial statements, which are not covered by each fund’s Report of Independent Registered Public Accounting Firm, are available on the EDGAR Database on the SEC’s web site, www.sec.gov, or upon request.

The Central Funds do not pay a management fee.

Brokerage Commissions. Certain funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were as follows:

Amount
VIP Asset Manager	$ 12,053
VIP Asset Manager: Growth	1,820
VIP Balanced	8,950
VIP High Income	1,086

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the funds, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Each applica ble fund’s activity in this program during the period for which loans were outstanding was as follows:

			Weighted	Interest Earned
	Borrower	Average Daily	Average	(included in	Interest
	or Lender	Loan Balance	Interest Rate	interest income)	Expense
VIP High Income	Borrower	$29,538,600	3.05%	$—	$37,564
VIP Money Market	Lender	7,346,621	3.03%	17,929	—

5. Committed Line of Credit.

Certain funds participate with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

Certain funds lend portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, each applicable fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in either cash equivalents or the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable fund’s Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Net income from lending portfolio securities during the period amounted to:

VIP Asset Manager	$ 75,927
VIP Asset Manager: Growth	1,772
VIP Balanced	7,896
VIP Investment Grade Bond	39,377

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188

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of certain funds provided services to these funds in addition to trade execution. These services included payments of expenses on behalf of each applicable fund. In addition, through arrangements with each applicable fund’s custodian, credits realized as a result of uninvested cash balances were used to reduce the fund’s expenses. All of the applicable expense reductions are noted in the table below.

		Custody
	Brokerage Service	expense
	Arrangement	reduction
VIP Asset Manager	$266,894	$1,696
VIP Asset Manager: Growth	49,343	180
VIP Balanced	111,757	831
VIP High Income	16,257	9,270
VIP Investment Grade Bond	—	10,113
VIP Money Market	—	3,425

8. Other.

The funds’ organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the funds. In the normal course of business, the funds may also enter into contracts that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the funds. The risk of material loss from such claims is considered remote.

At the end of the period, FMR, or its affiliates and certain otherwise unaffiliated shareholders each were owners of record of more than 10% of the total outstanding shares of the following funds:

		Number of
		Unaffiliated	Unaffiliated
	Affiliated %	Shareholders	Shareholders %
VIP Asset Manager	23%	1	18%
VIP Asset Manager: Growth	69%	—	—
VIP Balanced	65%	1	19%
VIP High Income	21%	2	48%
VIP Investment Grade Bond	42%	1	15%
VIP Money Market	62%	1	13%

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:
Years ended December 31,		2005	2004
VIP Asset Manager
From net investment income
Initial Class		$ 70,750,221	$ 80,234,728
Service Class		792,593	869,573
Service Class 2		999,970	579,487
Total		$ 72,542,784	$ 81,683,788
From net realized gain
Initial Class		$ 907,054	$ —
Service Class		10,711	—
Service Class 2		13,698	—
Total		$ 931,463	$ —
VIP Asset Manager: Growth
From net investment income
Initial Class		$ 6,891,918	$ 7,600,835
Service Class		146,131	146,142
Service Class 2		118,526	150,248
Total		$ 7,156,575	$ 7,897,225

189 Annual Report

Notes to Financial Statements continued

9. Distributions to Shareholders - continued
Years ended December 31,	2005	2004
VIP Balanced
From net investment income
Initial Class	$ 7,331,284	$ 6,005,122
Service Class	507,567	429,413
Service Class 2	877,840	553,854
Total	$ 8,716,691	$ 6,988,389
From net realized gain
Initial Class	$ 200,857	$ —
Service Class	14,502	—
Service Class 2	26,204	—
Total	$ 241,563	$ —
VIP High Income
From net investment income
Initial Class	$ 178,515,690	$ 119,128,639
Service Class	49,309,732	30,447,599
Service Class 2	13,285,899	5,941,460
Initial Class R	12,124	—
Service Class R	12,013	—
Service Class 2R	11,933	—
Investor ClassA	1,156,239	—
Total	$ 242,303,630	$ 155,517,698
VIP Investment Grade Bond
From net investment income
Initial Class	$ 49,548,838	$ 60,884,326
Service Class	2,004,690	1,005,257
Service Class 2	6,891,724	4,862,925
Total	$ 58,445,252	$ 66,752,508
From net realized gain
Initial Class	$ 29,935,756	$ 43,793,989
Service Class	1,223,916	710,613
Service Class 2	4,344,782	3,625,089
Total	$ 35,504,454	$ 48,129,691
VIP Money Market
From net investment income
Initial Class	$ 42,861,410	$ 19,434,556
Service Class	503,413	247,002
Service Class 2	1,060,557	96,803
Investor ClassA	926,803	—
Total	$ 45,352,183	$ 19,778,361
A Distributions for Investor Class are for the period July 21,2005 (commencement of sale of shares) to December 31, 2005.

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190

10. Share Transactions.

Transactions for each class of shares were as follows:
	Shares		Dollars
Years ended December 31,	2005	2004	2005	2004
VIP Asset Manager
Initial Class
Shares sold	2,915,947	8,726,898	$42,234,659	$124,852,377
Reinvestment of distributions	4,952,127	5,552,576	71,657,275	80,234,728
Shares redeemed	(33,114,328)	(37,314,309)	(480,629,101)	(532,488,555)
Net increase (decrease)	(25,246,254)	(23,034,835)	$(366,737,167)	$(327,401,450)
Service Class
Shares sold	242,272	845,301	$3,487,071	$12,068,224
Reinvestment of distributions	55,824	60,513	803,304	869,573
Shares redeemed	(577,213)	(893,122)	(8,354,296)	(12,617,698)
Net increase (decrease)	(279,117)	12,692	$(4,063,921)	$320,099
Service Class 2
Shares sold	1,466,235	1,250,787	$20,976,506	$17,624,320
Reinvestment of distributions	70,935	40,552	1,013,668	579,487
Shares redeemed	(566,476)	(354,143)	(8,095,836)	(5,002,906)
Net increase (decrease)	970,694	937,196	$13,894,338	$13,200,901
Investor ClassA
Shares sold	630,233	—	$9,272,918	$—
Shares redeemed	(9,837)	—	(144,609)	—
Net increase (decrease)	620,396	—	$9,128,309	$—
VIP Asset Manager: Growth
Initial Class
Shares sold	400,393	1,551,941	$4,987,117	$19,043,356
Reinvestment of distributions	553,123	611,000	6,891,918	7,600,835
Shares redeemed	(4,783,614)	(5,399,771)	(59,550,144)	(65,636,699)
Net increase (decrease)	(3,830,098)	(3,236,830)	$(47,671,109)	$(38,992,508)
Service Class
Shares sold	79,697	19,730	$986,639	$237,067
Reinvestment of distributions	11,794	11,814	146,131	146,142
Shares redeemed	(121,815)	(112,237)	(1,500,514)	(1,359,267)
Net increase (decrease)	(30,324)	(80,693)	$(367,744)	$(976,058)
Service Class 2
Shares sold	201,792	208,638	$2,506,921	$2,533,515
Reinvestment of distributions	9,613	12,205	118,526	150,249
Shares redeemed	(261,528)	(262,595)	(3,239,888)	(3,163,680)
Net increase (decrease)	(50,123)	(41,752)	$(614,441)	$(479,916)
Investor ClassA
Shares sold	159,021	—	$2,003,653	$—
Shares redeemed	(56,392)	—	(726,883)	—
Net increase (decrease)	102,629	—	$1,276,770	$—

191 Annual Report

Notes to Financial Statements continued

10. Share Transactions - continued
	Shares		Dollars
Years ended December 31,	2005	2004	2005	2004
VIP Balanced
Initial Class
Shares sold	1,236,357	2,035,766	$17,375,383	$28,145,848
Reinvestment of distributions	539,938	432,646	7,532,140	6,005,122
Shares redeemed	(3,374,047)	(3,476,835)	(47,380,600)	(47,800,698)
Net increase (decrease)	(1,597,752)	(1,008,423)	$(22,473,077)	$(13,649,728)
Service Class
Shares sold	21,835	95,487	$304,769	$1,311,596
Reinvestment of distributions	37,586	31,049	522,069	429,413
Shares redeemed	(309,945)	(224,978)	(4,318,560)	(3,078,714)
Net increase (decrease)	(250,524)	(98,442)	$(3,491,722)	$(1,337,705)
Service Class 2
Shares sold	692,036	798,702	$9,651,143	$10,871,355
Reinvestment of distributions	65,368	40,193	904,044	553,854
Shares redeemed	(579,257)	(377,301)	(8,109,967)	(5,127,412)
Net increase (decrease)	178,147	461,594	$2,445,220	$6,297,797
Investor ClassA
Shares sold	966,823	—	$13,896,815	$—
Shares redeemed	(9,709)	—	(138,418)	—
Net increase (decrease)	957,114	—	$13,758,397	$—
VIP High Income
Initial Class
Shares sold	37,931,608	49,439,043	$248,546,554	$326,369,917
Reinvestment of distributions	28,128,457	18,412,464	178,515,690	119,128,639
Shares redeemed	(86,845,685)	(101,334,787)	(567,756,363)	(672,513,946)
Net increase (decrease)	(20,785,620)	(33,483,280)	$(140,694,119)	$(227,015,390)
Service Class
Shares sold	29,061,863	27,666,450	$188,149,058	$182,792,007
Reinvestment of distributions	7,805,887	4,720,558	49,309,732	30,447,599
Shares redeemed	(38,948,041)	(38,719,734)	(254,601,512)	(255,556,875)
Net increase (decrease)	(2,080,291)	(6,332,726)	$(17,142,722)	$(42,317,269)
Service Class 2
Shares sold	16,971,594	11,342,466	$108,910,856	$74,778,966
Reinvestment of distributions	2,124,657	928,353	13,285,899	5,941,460
Shares redeemed	(18,474,037)	(9,747,785)	(119,201,649)	(63,099,503)
Net increase (decrease)	622,214	2,523,034	$2,995,106	$17,620,923
Initial Class R
Shares sold	—	11,592	$—	$75,000
Reinvestment of distributions	1,917	—	12,124	—
Net increase (decrease)	1,917	11,592	$12,124	$75,000
Service Class R
Shares sold	—	11,628	$—	$75,000
Reinvestment of distributions	1,906	—	12,013	—
Net increase (decrease)	1,906	11,628	$12,013	$75,000
Service Class 2R
Shares sold	—	11,719	$—	$75,000
Reinvestment of distributions	1,910	—	11,933	—
Net increase (decrease)	1,910	11,719	$11,933	$75,000
Investor ClassA
Shares sold	2,735,811	—	$17,864,904	$—
Reinvestment of distributions	188,006	—	1,156,238	—
Shares redeemed	(105,654)	—	(692,378)	—
Net increase (decrease)	2,818,163	—	$18,328,764	$—

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192

10. Share Transactions - continued
	Shares		Dollars
Years ended December 31,	2005	2004	2005	2004
VIP Investment Grade Bond
Initial Class
Shares sold	9,751,566	8,574,911	$123,954,380	$111,904,360
Reinvestment of distributions	6,313,312	8,127,198	79,484,594	104,678,315
Shares redeemed	(19,145,427)	(24,926,667)	(242,534,635)	(325,781,316)
Net increase (decrease)	(3,080,549)	(8,224,558)	$(39,095,661)	$(109,198,641)
Service Class
Shares sold	3,811,638	3,638,367	$48,166,490	$47,309,999
Reinvestment of distributions	257,670	133,843	3,228,606	1,715,870
Shares redeemed	(1,627,866)	(1,314,273)	(20,466,743)	(17,025,100)
Net increase (decrease)	2,441,442	2,457,937	$30,928,353	$32,000,769
Service Class 2
Shares sold	10,206,644	8,102,610	$127,817,135	$104,259,091
Reinvestment of distributions	903,256	666,249	11,236,506	8,488,014
Shares redeemed	(2,644,156)	(3,077,343)	(33,109,195)	(39,632,459)
Net increase (decrease)	8,465,744	5,691,516	$105,944,446	$73,114,646
Investor ClassA
Shares sold	3,400,484	—	$43,007,802	$—
Shares redeemed	(31,674)	—	(399,566)	—
Net increase (decrease)	3,368,810	—	$42,608,236	$—
Transactions for each class of shares at a $1.00 per share were as follows:
VIP Money Market
Initial Class
Shares sold			$578,771,972	$830,419,484
Reinvestment of distributions			42,689,819	19,434,528
Shares redeemed			(666,171,512)	(1,274,668,391)
Net increase (decrease)			$(44,709,721)	$(424,814,379)
Service Class
Shares sold			$38,588,771	$47,818,461
Reinvestment of distributions			501,078	224,941
Shares redeemed			(32,005,992)	(53,743,207)
Net increase (decrease)			$7,083,857	$(5,699,805)
Service Class 2
Shares sold			$53,115,392	$22,301,596
Reinvestment of distributions			1,055,054	96,802
Shares redeemed			(23,765,829)	(4,566,058)
Net increase (decrease)			$30,404,617	$17,832,340
Investor ClassA
Shares sold			$158,042,483	$—
Reinvestment of distributions			912,610	—
Shares redeemed			(32,730,593)	—
Net increase (decrease)			$126,224,500	$—

A Share transactions for Investor Class are for the period July 21, 2005 (commencement of sale of shares) to December 31, 2005.
193 Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Variable Insurance Products Fund II and Shareholders of VIP Asset Manager Portfolio and VIP Asset Manager: Growth Portfolio:

We have audited the accompanying statements of assets and liabilities of VIP Asset Manager Portfolio and VIP Asset Manager: Growth Portfolio, (the Funds), funds of Variable Insurance Products II, including the schedules of investments, as of December 31, 2005 and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of VIP Asset Manager Portfolio and VIP Asset Manager: Growth Portfolio as of December 31, 2005 the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP DELOITTE & TOUCHE LLP Boston, Massachusetts February 17, 2006

Annual Report

194

Report of Independent Registered Public Accounting Firm

To the Trustees of Variable Insurance Products Fund II and Shareholders of VIP Investment Grade Bond Portfolio:

We have audited the accompanying statement of assets and liabilities of VIP Investment Grade Bond Portfolio (the Fund), a fund of Variable Insur ance Products Fund II, including the schedule of investments as of December 31, 2005, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of VIP Investment Grade Bond Portfolio as of December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP DELOITTE & TOUCHE LLP Boston, Massachusetts February 16, 2006

195 Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Variable Insurance Products Fund and Shareholders of VIP High Income Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of VIP High Income Portfolio (a fund of Variable Insurance Products Fund) at December 31, 2005 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of VIP High Income Portfolio’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial state ments in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP PricewaterhouseCoopers LLP Boston, Massachusetts February 14, 2006

Annual Report

196

Report of Independent Registered Public Accounting Firm

To the Trustees of Variable Insurance Products Fund and the Shareholders of VIP Money Market Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of VIP Money Market Portfolio (a fund of Variable Insurance Products Fund) at December 31, 2005 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the VIP Money Market Portfolio’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP PricewaterhouseCoopers LLP Boston, Massachusetts February 9, 2006

197 Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Variable Insurance Products Fund III and Shareholders of VIP Balanced Portfolio:

We have audited the accompanying statement of assets and liabilities of VIP Balanced Portfolio (the Fund), a fund of Variable Insurance Products III, including the schedule of investments, as of December 31, 2005, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005 by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of VIP Balanced Portfolio as of December 31, 2005 the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP DELOITTE & TOUCHE LLP Boston, Massachusetts February 15, 2006

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198

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trusts and funds, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund’s activities, review contractual arrangements with companies that provide services to the fund, and review the fund’s performance. Except for William O. McCoy and Albert R. Gamper, Jr., each of the Trustees oversees 326 funds advised by FMR or an affiliate. Mr. McCoy oversees 328 funds advised by FMR or an affiliate. Mr. Gamper oversees 235 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapac itated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The funds’ Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation Edward C. Johnson 3d (75)

Year of Election or Appointment: 1981, 1988, or 1994

Trustee of Variable Insurance Products Fund (1981), Variable Insurance Products Fund II (1988), and Variable Insurance Products Fund III (1994). Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001 present) and a Director (2000 present) of FMR Co., Inc.

Stephen P. Jonas (52)

Year of Election or Appointment: 2005

Mr. Jonas is Senior Vice President of VIP Asset Manager (2005 present), VIP Asset Manager: Growth (2005 present), VIP Balanced (2005 present), VIP High Income (2005 present), VIP Investment Grade Bond Portfolio (2005 present), and VIP Money Market (2005 present). He also serves as Senior Vice President of other Fidelity funds (2005 present). Mr. Jonas is Executive Director of FMR (2005 present). Previously, Mr. Jonas served as President of Fidelity Enterprise Operations and Risk Services (2004 2005), Chief Administrative Officer (2002 2004), and Chief Financial Officer of FMR Co. (1998 2000). Mr. Jonas has been with Fidelity Investments since 1987 and has held various financial and management positions including Chief Financial Officer of FMR. In addition, he serves on the Boards of Boston Ballet (2003 present) and Simmons College (2003 present).

Robert L. Reynolds (53)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003 present) and Chief Operating Officer (2002 present) of FMR Corp. He also serves on the Board at Fidelity Investments Canada, Ltd. (2000 present). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996 2000).

* Trustees have been determined to be “Interested Trustees” by virtue of, among other things, their affiliation with the trusts or various entities under common control with FMR.

199 Annual Report

Trustees and Officers - continued Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation Dennis J. Dirks (57)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999 2003). He also served as President, Chief Operating Officer, and Board member of The De pository Trust Company (DTC) (1999 2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999 2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001 2003) and Chief Executive Officer and Board member of the Mortgage Backed Securities Clearing Corporation (2001 2003). Mr. Dirks also serves as a Trustee of Manhattan College (2005 present).

Albert R. Gamper, Jr. (63)

Year of Election or Appointment: 2006

Mr. Gamper also serves as a Trustee (2006 present) or Member of the Advisory Board (2005 present) of other investment compa nies advised by FMR. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, includ ing Chairman (1987 1989; 1999 2001; 2002 2004), Chief Executive Officer (1987 2004), and President (1989 2002). He cur rently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001 present), Chairman of the Board of Governors, Rutgers University (2004 present), and Chairman of the Board of Saint Barnabas Health Care System.

Robert M. Gates (62)

Year of Election or Appointment: 1997

Dr. Gates is Chairman of the Independent Trustees (2006 present). Dr. Gates is President of Texas A&M University (2002 present). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001 present), and Brinker International (restaurant management, 2003 present). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999 2001). Dr. Gates also is a Trustee of the Forum for International Policy.

George H. Heilmeier (69)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corpo ration (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004 present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE) (2000 present). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992 2002), Compaq (1994 2002), Automatic Data Processing, Inc. (ADP) (technology based business outsourcing, 1995 2002), INET Technologies Inc. (telecommunications network surveillance, 2001 2004), and Teletech Holdings (customer management ser vices). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid display.

Marie L. Knowles (59)

Year of Election or Appointment: 2001

Prior to Ms. Knowles’ retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Rich field Company (ARCO) (diversified energy, 1996 2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002 present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

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200

Name, Age; Principal Occupation Ned C. Lautenbach (61)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Pre viously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004 present) and Eaton Corpora tion (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005 present), as well as a member of the Council on Foreign Relations.

William O. McCoy (72)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunica tions) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Cor poration (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chan cellor (1999 2000) and a member of the Board of Visitors for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16 school system).

Cornelia M. Small (61)

Year of Election or Appointment: 2005

Ms. Small is a member (2000 present) and Chairperson (2002 present) of the Investment Committee, and a member (2002 present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999 2000), Director of Global Equity Investments (1996 1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990 1997) and Scudder Kemper Investments (1997 1998). In addition, Ms. Small served as Co Chair (2000 2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (66)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman of the Board (2000 present) and a Member of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management posi tions, including President (1993 2000; 2002 2003), CEO (1995 2000; 2002 2004), and Chairman of the Executive Committee (2000 2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002 present), and Metalmark Capi tal (private equity investment firm, 2005 present). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (66)

Year of Election or Appointment: 2005

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993 2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003 present), Bausch & Lomb, Inc., and Revlon Inc. (2004 present).

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation Peter S. Lynch (61)

Year of Election or Appointment: 2003

Member of the Advisory Board of Variable Insurance Products Fund, Variable Insurance Products Fund II, and Variable Insurance Products Fund III. Vice Chairman and a Director of FMR, and Vice Chairman (2001 present) and a Director (2000 present) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990 2003). In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

201 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Dwight D. Churchill (52)

Year of Election or Appointment: 2005

Vice President of VIP Balanced. Mr. Churchill also serves as Vice President of certain Equity Funds (2005 present) and certain High Income Funds (2005 present). Previously, he served as Head of Fidelity’s Fixed Income Division (2000 2005), Vice President of Fidelity’s Money Market Funds (2000 2005), Vice President of Fidelity’s Bond Funds, and Senior Vice President of FIMM (2000) and FMR. Mr. Churchill joined Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed Income Investments.

Walter C. Donovan (43)

Year of Election or Appointment: 2005

Vice President of VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP High Income, VIP Investment Grade Bond, and VIP Money Market. Mr. Donovan also serves as Vice President of Fidelity’s High Income Funds (2005 present), Fidelity’s Fixed Income Funds (2005 present), certain Asset Allocation Funds (2005 present), and certain Balanced Funds (2005 present). Mr. Donovan also serves as Executive Vice President of FMR (2005 present) and FMRC (2005 present). Previously, Mr. Donovan served as Vice President and Director of Fidelity’s International Equity Trading group (1998 2005).

Boyce I. Greer (49)

Year of Election or Appointment: 2005

Vice President of VIP Asset Manager and VIP Asset Manager: Growth. Mr. Greer also serves as Vice President of the Fidelity Select Portfolios (2005 present), certain Asset Allocation Funds (2005 present), a Trustee of other investment companies advised by FMR (2003 present), and a member of the FMR senior management team (2005 present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002 2005), Executive Vice President (2000 2002), and Money Market Group Leader (1997 2002) of the Fidelity Investments Fixed Income Division. He also served as Vice President of Fidelity’s Money Market Funds (1997 2002), Senior Vice President of FMR (1997 2002), and Vice President of FIMM (1998 2002).

Charles S. Morrison (45)

Year of Election or Appointment: 2005

Vice President of VIP Asset Manager, VIP Asset Manager: Growth, and VIP Money Market. Mr. Morrison also serves as Vice Presi dent of Fidelity’s Money Market Funds (2005 present) and certain Asset Allocation Funds (2002 present). Previously, he served as Vice President of Fidelity’s Bond Funds (2002 2005) and certain Balanced Funds (2002 2005). He served as Vice President (2002 2005) and Bond Group Leader (2002 2005) of Fidelity Investments Fixed Income Division. Mr. Morrison is also Vice Presi dent of FIMM (2002 present) and FMR (2002 present). Mr. Morrison joined Fidelity Investments in 1987 as a Corporate Bond Analyst in the Fixed Income Research Division.

David L. Murphy (57)

Year of Election or Appointment: 2002

Vice President of VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Investment Grade Bond, and VIP Money Market. Mr. Murphy also serves as Vice President of Fidelity’s Money Market Funds (2002 present), certain Asset Allocation Funds (2003 present), Fidelity’s Investment Grade Bond Funds (2005 present), and Fidelity’s Balanced Funds (2005 present). He serves as Senior Vice President (2000 present) and Head (2004 present) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also a Senior Vice President of FIMM (2003 present) and a Vice President of FMR (2000 present). Previously, Mr. Murphy served as Money Market Group Leader (2002 2004), Bond Group Leader (2000 2002), and Vice President of Fidelity’s Taxable Bond Funds (2000 2002) and Fidelity’s Municipal Bond Funds (2001 2002). Mr. Murphy joined Fidelity Investments in 1989 as a portfolio manager in the Bond Group.

Thomas J. Silvia (44)

Year of Election or Appointment: 2005

Vice President of VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, and VIP Investment Grade Bond. Mr. Silvia also serves as Vice President of Fidelity’s Bond Funds (2005 present) and Senior Vice President and Bond Group Leader of the Fidelity Investments Fixed Income Division (2005 present). Previously, Mr. Silvia served as Director of Fidelity’s Taxable Bond portfolio managers (2002 2004) and a portfolio manager in the Bond Group (1997 2004).

Matthew J. Conti (39)

Year of Election or Appointment: 2003

Vice President of VIP High Income. Mr. Conti also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Conti worked as a research analyst and manager. Mr. Conti also serves as Vice President of FMR (2003) and FMR Co., Inc. (2003).

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Name, Age; Principal Occupation Richard C. Habermann (65)

Year of Election or Appointment: 2001

Vice President of VIP Asset Manager and VIP Asset Manager: Growth. Mr. Habermann also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Habermann worked as a portfolio manager, director of research for FMR Co., division head for international equities and director of international research, and chief investment officer for Fidelity International, Limited. Mr. Habermann also serves as Senior Vice President of FMR and FMR Co., Inc. (2001).

James Kim Miller (43)

Year of Election or Appointment: 2003 or 2004

Vice President of VIP Asset Manager (2004), VIP Asset Manager: Growth (2004), and VIP Money Market (2003). Mr. Miller also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Miller worked as an ana lyst, bond trader and portfolio manager.

Ford E. O’Neil (43)

Year of Election or Appointment: 2001

Vice President of VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, and VIP Investment Grade Bond. Mr. O’Neil also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. O’Neil worked as a re search analyst and portfolio manager.

Lawrence Rakers (42)

Year of Election or Appointment: 2005

Vice President of VIP Balanced. Mr. Rakers also manages other Fidelity funds. Since joining Fidelity Investments in 1993, Mr. Rakers has worked as a research analyst and manager.

Eric D. Roiter (57)

Year of Election or Appointment: 1998

Secretary of VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP High Income, VIP Investment Grade Bond, and VIP Money Market. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001 present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001 present), Fidelity Management & Research (Far East) Inc. (2001 present), and Fidelity Investments Money Management, Inc. (2001 present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003 present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998 2005).

Stuart Fross (46)

Year of Election or Appointment: 2003

Assistant Secretary of VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP High Income, VIP Investment Grade Bond, and VIP Money Market. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003 present), Vice President and Secretary of FDC (2005 present), and is an employee of FMR.

Christine Reynolds (47)

Year of Election or Appointment: 2004

President, Treasurer, and Anti Money Laundering (AML) officer of VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP High Income, VIP Investment Grade Bond, and VIP Money Market. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Invest ments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980 2002), where she was most recently an audit partner with PwC’s investment management practice.

Paul M. Murphy (58)

Year of Election or Appointment: 2005

Chief Financial Officer of VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP High Income, VIP Investment Grade Bond, and VIP Money Market. Mr. Murphy also serves as Chief Financial Officer of other Fidelity funds (2005 present). He also serves as Senior Vice President of Fidelity Pricing and Cash Management Services Group (FPCMS).

Kenneth A. Rathgeber (58)

Year of Election or Appointment: 2004

Chief Compliance Officer of VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP High Income, VIP Investment Grade Bond, and VIP Money Market. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004) and Executive Vice President of Risk Oversight for Fidelity Investments (2002). Previously, he served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998 2002).

203 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation John R. Hebble (47)

Year of Election or Appointment: 2003

Deputy Treasurer of VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP High Income, VIP Investment Grade Bond, and VIP Money Market. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Ac counting (2002 2003) and Assistant Treasurer of the Scudder Funds (1998 2003).

Bryan A. Mehrmann (44)

Year of Election or Appointment: 2005

Deputy Treasurer of VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP High Income, VIP Investment Grade Bond, and VIP Money Market. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005 present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998 2004).

Kimberley H. Monasterio (42)

Year of Election or Appointment: 2004

Deputy Treasurer of VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP High Income, VIP Investment Grade Bond, and VIP Money Market. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000 2004) and Chief Financial Officer (2002 2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000 2004).

Kenneth B. Robins (36)

Year of Election or Appointment: 2005

Deputy Treasurer of VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP High Income, VIP Investment Grade Bond, and VIP Money Market. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2004 present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG’s de partment of professional practice (2002 2004) and a Senior Manager (1999 2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000 2002).

Robert G. Byrnes (39)

Year of Election or Appointment: 2005

Assistant Treasurer of VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP High Income, VIP Investment Grade Bond, and VIP Money Market. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003 2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000 2003).

John H. Costello (59)

Year of Election or Appointment: 1986

Assistant Treasurer of VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP High Income, VIP Investment Grade Bond, and VIP Money Market. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.

Peter L. Lydecker (51)

Year of Election or Appointment: 2004

Assistant Treasurer of VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP High Income, VIP Investment Grade Bond, and VIP Money Market. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

Mark Osterheld (50)

Year of Election or Appointment: 2002

Assistant Treasurer of VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP High Income, VIP Investment Grade Bond, and VIP Money Market. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

Gary W. Ryan (47)

Year of Election or Appointment: 2005

Assistant Treasurer of VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP High Income, VIP Investment Grade Bond, and VIP Money Market. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an em ployee of FMR (2005 present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999 2005).

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204

Name, Age; Principal Occupation Salvatore Schiavone (40)

Year of Election or Appointment: 2005

Assistant Treasurer of VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP High Income, VIP Investment Grade Bond, and VIP Money Market. Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Before joining Fidelity Investments, Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003 2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996 2003).

205 Annual Report

Distributions

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

Fund	Pay Date	Record Date	Dividends	Capital Gains
VIP Balanced
Initial Class	02/10/06	02/10/06	$.306	$.500
Service Class	02/10/06	02/10/06	$.289	$.500
Service Class 2	02/10/06	02/10/06	$.272	$.500
Investor Class	02/10/06	02/10/06	$.313	$.500
VIP Investment Grade Bond
Initial Class	02/10/06	02/10/06	$.501	$.030
Service Class	02/10/06	02/10/06	$.492	$.030
Service Class 2	02/10/06	02/10/06	$.478	$.030
Investor Class	02/10/06	02/10/06	$.508	$.030

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended December 31, 2005, or, if subsequently determined to be different, the net capital gain of such year.

Fund
VIP Balanced	$ 11,747,332
VIP Investment Grade Bond	$ 3,230,122

A percentage of the dividends distributed during the fiscal year for the following funds was derived from interest on U.S. Government securities which is generally exempt from state income tax:

Fund
VIP Asset Manager	6.59%
VIP Balanced	6.70%
VIP Investment Grade Bond	6.53%

A percentage of the dividends distributed during the fiscal year for the following funds qualifies for the dividends received deduction for corporate shareholders:

Fund
VIP Asset Manager
Initial Class	41%
Service Class	43%
Service Class 2	44%
VIP Asset Manager: Growth
Initial Class	65%
Service Class	69%
Service Class 2	77%
VIP Balanced
Initial Class	44%
Service Class	46%
Service Class 2	48%

The funds will notify shareholders in January 2006 of amounts for use in preparing 2005 income tax returns.

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206

Board Approval of Investment Advisory Contracts and Management Fees

VIP Asset Manager Portfolio VIP Asset Manager: Growth Portfolio VIP Balanced Portfolio

Each year, typically in July, the Board of Trustees, including the independent Trustees (together, the Board), votes on the renewal of the management contract and sub advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and independent Trustees’ counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of each fund’s Advisory Contracts, including the services and support provided to each fund and its shareholders by Fidelity. At the time of the renewal, the Board had 11 standing committees, each composed of independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Equity Contract Committee, meets periodically during the first six months of each year and as necessary to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its July 2005 meeting, the Board of Trustees, including the independent Trustees, unanimously determined to renew the Advisory Contracts for each fund. In reaching its determination, the Board considered all factors it believed relevant, including (1) the nature, extent, and quality of the services to be provided to each fund and its shareholders by Fidelity (including the investment performance of each fund); (2) the competitiveness of the man agement fee and total expenses of each fund; (3) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with each fund; (4) the extent to which economies of scale would be realized as each fund grows; and (5) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In determining whether to renew the Advisory Contracts for each fund, the Board ultimately reached a determination, with the assistance of fund counsel and independent Trustees’ counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contracts is consistent with Fidelity’s fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that each fund’s shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided by Fidelity. The Board considered staffing within the investment adviser, FMR, and the sub advisers (together, the Investment Advisers), including the backgrounds of the funds’ portfolio managers and the funds’ investment objectives and disciplines. The independent Trustees also had discussions with senior management of Fidelity’s investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Fidelity Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Invest ment Advisers’ investment staff, their use of technology, and the Investment Advisers’ approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity’s extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity’s analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity’s portfolio managers and analysts have access to daily portfolio attribution that allows for monitor ing of a fund’s portfolio, as well as an electronic communication system that provides immediate real time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund. The Board also considered the nature and extent of the Investment Advisers’ supervision of third party service providers, principally custodians and subcustodians. The Board reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of “soft” commission dollars to pay for research services. The Board also considered that Fidelity voluntarily decided in 2004 to stop using “soft” commission dollars to pay for market data and, instead, to pay for that data out of its own resources. The Board also considered the resources devoted to, and the record of compliance with, each fund’s compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24 hour access to account information and market informa tion through phone representatives and over the Internet, and investor education materials and asset allocation tools.

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Board Approval of Investment Advisory Contracts and Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. The Board noted that, since the last Advisory Contract renewals in July 2004, Fidelity has taken a number of actions that benefited particular funds, including (i) voluntarily deciding in 2004 to stop using “soft” commission dollars to pay for market data and, instead, to pay for that data out of its own resources, (ii) contractually agreeing to impose management fee reductions and expense limitations on its five Spartan stock index funds and its stock index fund available through variable insurance products, (iii) contractually agreeing to eliminate the management fees on the Fidelity Freedom Funds and the Fidelity Advisor Freedom Funds, (iv) contractually agreeing to reduce the management fees on most of its investment grade taxable bond funds, and (v) contractually agreeing to impose expense limitations on its retail and Spartan investment grade taxable bond funds.

Investment Performance and Compliance. The Board considered whether each fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund’s absolute investment performance for each class, as well as each fund’s relative investment performance for each class measured against (i) a proprietary custom index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. For each fund, the following charts considered by the Board show, over the one , three , and five year periods ended December 31, 2004, the returns of Service Class and Initial Class of the fund, the returns of a proprietary custom index (“benchmark”), and a range of returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Service Class and Initial Class represent the performance of classes with high and low 12b 1 fees, respectively (not necessarily with the highest and lowest total expenses). (Unlike Service Class, Service Class 2, which has a higher 12b 1 fee than Service Class, did not have five years of performance as of December 31, 2004.) The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the Lipper peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of the class indicated. For each of VIP Asset Manager Portfolio and VIP Asset Manager Growth Portfolio, the proprietary custom index is an index developed by FMR that represents the fund’s three asset classes according to their respective weightings in the fund’s neutral mix. For VIP Balanced Portfolio, the proprietary custom index is an index developed by FMR that represents the fund’s general investment categories in both equity and bond securities.

The Board reviewed the fund’s relative investment performance against its Lipper peer group and stated that the performance of Initial Class of the fund was in the fourth quartile for the one year period and the third quartile for the three and five year periods. The Board also stated that the relative investment performance of the fund was lower than its benchmark over time. The Board considered that the variations in performance among the fund’s classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board discussed with FMR actions to be taken by FMR to improve the fund’s disappointing performance.

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208

The Board reviewed the fund’s relative investment performance against its Lipper peer group and stated that the performance of Initial Class of the fund was in the third quartile for the one and three year periods and the fourth quartile for the five year period. The Board also stated that the relative investment performance of the fund was lower than its benchmark over time. The Board considered that the variations in performance among the fund’s classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board discussed with FMR actions to be taken by FMR to improve the fund’s disappointing performance.

The Board reviewed the fund’s relative investment performance against its Lipper peer group and stated that the performance of Initial Class of the fund was in the fourth quartile for the one year period and the third quartile for the three and five year periods. The Board also stated that the relative investment performance of the fund was lower than its benchmark over time. The Board considered that the variations in performance among the fund’s classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board discussed with FMR actions to be taken by FMR to improve the fund’s disappointing performance.

The Board has had thorough discussions with FMR throughout the year about the Board’s and FMR’s concerns about equity research, equity fund performance, and compliance with internal policies governing gifts and entertainment. FMR has taken steps that it believes will refocus and strengthen equity research and equity portfolio management and compliance. The Board noted with favor FMR’s recent reorganization of its senior management team and FMR’s plans to dedicate additional resources to investment research, and participated in the process that led to those changes.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided by Fidelity will benefit each fund’s

209 Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

shareholders, particularly in light of the Board’s view that each fund’s shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered each fund’s management fee and total expenses compared to “mapped groups” of competitive funds and classes. Fidelity creates “mapped groups” by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board’s management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12 month periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the “Total Mapped Group” and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund’s standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. “TMG %” represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund’s. For example, a TMG % of 32% would mean that 68% of the funds in the Total Mapped Group had higher management fees than a fund. The “Asset Size Peer Group” (ASPG) compari son focuses on a fund’s standing relative to non Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile (“quadrant”) in which a fund’s management fee ranked, is also included in the charts and considered by the Board.

Annual Report 210

The Board noted that each fund’s management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2004.

Based on its review, the Board concluded that each fund’s management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the total expenses of each class of each fund, the Board considered the fund’s management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund paid 12b 1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of each fund compared to competitive fund median expenses. Each class of each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each of Initial Class and Service Class of VIP Asset Manager Portfolio ranked below its competitive median for 2004, and the total expenses of Service Class 2 ranked above its competitive median for 2004. The Board noted that the fund offers multiple classes, each of which has a different 12b 1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b 1 fees.

The Board noted that the total expenses of Initial Class of VIP Asset Manager: Growth Portfolio ranked below its competitive median for 2004, and the total expenses of each of Service Class and Service Class 2 ranked above its competitive median for 2004. The Board noted that the fund offers multiple classes, each of which has a different 12b 1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b 1 fees.

The Board noted that the total expenses of each class of VIP Balanced Portfolio ranked below its competitive median for 2004.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses for each class of each fund were reasonable, although in some cases above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the busi ness of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders. The Board also considered the level of Fidelity’s profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity’s profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggre gate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year’s methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board’s assessment of the results of Fidelity’s profitability analysis. PwC’s engagement includes the review and assessment of Fidelity’s methodologies used in determining the revenues and expenses attributable to Fidelity’s mutual fund business, and completion

211 Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

of agreed upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After consider ing PwC’s reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity’s profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity’s non fund businesses and any fall out benefits related to the mutual fund business as well as cases where Fidelity’s affiliates may benefit from or be related to the funds’ business. In addition, a special committee of the Board reviewed services provided to Fidelity by its affiliates and determined that the fees that Fidelity paid for such services were reasonable.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and determined that the amount of profit is a fair entrepreneurial profit for the management of each fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

The Board recognized that each fund’s management contract incorporates a “group fee” structure, which provides for lower fee rates as total fund assets under FMR’s management increase, and for higher fee rates as total fund assets under FMR’s management decrease. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particu lar fund are unchanged or have declined, because some portion of Fidelity’s costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR’s management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information regarding (i) equity fund transfer agency fees; (ii) Fidelity’s fund profitability methodology and the impact of various changes in the methodology over time; (iii) benefits to shareholders from economies of scale; (iv) composition and characteristics of various fund and industry data used in comparisons; and (v) compensation of portfolio managers and research analysts.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the exist ing advisory fee structures are fair and reasonable, and that each fund’s existing Advisory Contracts should be renewed.

Annual Report

212

213 Annual Report

Investment Adviser
Fidelity Management & Research Company
Boston, MA
Investment Sub Advisers
FMR Co., Inc.
Asset Manager: Growth, Balanced,
Asset Manager and High Income Portfolios
Fidelity Investments Money Management, Inc.
Asset Manager: Growth, Balanced,
Investment Grade Bond, Money Market, and
Asset Manager Portfolios
Fidelity Management & Research (U.K.) Inc.
Asset Manager: Growth, Balanced, Asset Manager
and High Income Portfolios
Fidelity Management & Research (Far East) Inc.
Asset Manager: Growth, Balanced, Asset Manager,
and High Income Portfolios
Fidelity Investments Japan Limited
Asset Manager: Growth, Balanced, Asset Manager,
and High Income Portfolios
Fidelity International Investment Advisors
Asset Manager: Growth, Balanced, Investment
Grade Bond, Money Market, Asset Manager, and
High Income Portfolios
Fidelity International Investment Advisors (U.K.) Limited
Asset Manager: Growth, Balanced, Investment Grade Bond,
Money Market, Asset Manager, and High Income Portfolios
General Distributor
Fidelity Distributors Corporation
Boston, MA
Transfer and Service Agents
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA
Fidelity Service Company, Inc.
Boston, MA
Custodian
The Bank of New York, New York, NY
Investment Grade Bond, Money Market, and High Income Portfolios
JPMorgan Chase Bank, New York, NY
Asset Manager: Growth, Balanced, and Asset Manager Portfolios

VIPGRP2 ANN 0206 1.768593.104

Item 2. Code of Ethics

As of the end of the period, December 31, 2005, Variable Insurance Products Fund II (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees.

For the fiscal years ended December 31, 2005 and December 31, 2004, the aggregate Audit Fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for those fiscal years, for the Asset Manager Portfolio, Asset Manager: Growth Portfolio, Contrafund Portfolio, Index 500 Portfolio and Investment Grade Bond Portfolio (the funds) and for all funds in the Fidelity Group of Funds are shown in the table below.

Fund	2005A	2004A, B
Asset Manager Portfolio	$47,000	$39,000
Asset Manager: Growth Portfolio	$39,000	$34,000
Contrafund Portfolio	$50,000	$41,000
Disciplined Small Cap Portfolio	$33,000	$0
Index 500 Portfolio	$36,000	$32,000
Investment Grade Bond Portfolio	$41,000	$37,000
All funds in the Fidelity Group of Funds audited by Deloitte Entities	$5,700,000	$4,300,000
A	Aggregate amounts may reflect rounding.
B

No Audit Fees were billed by Deloitte Entities for professional services rendered for the audit of the annual financial statements, or services that are normally provided in connection with the statutory and regulatory filings or engagements, to Disciplined Small Cap Portfolio as the fund did not commence operations until December 27, 2005.

(b) Audit-Related Fees.

In each of the fiscal years ended December 31, 2005 and December 31, 2004 the aggregate Audit-Related Fees billed by Deloitte Entities for services rendered for assurance and related services to each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Fund	2005A	2004A, B
Asset Manager Portfolio	$0	$0
Asset Manager: Growth Portfolio	$0	$0
Contrafund Portfolio	$0	$0
Disciplined Small Cap Portfolio	$0	$0
Index 500 Portfolio	$0	$0
Investment Grade Bond Portfolio	$0	$0
A	Aggregate amounts may reflect rounding.
B

No Audit-Related Fees were billed by Deloitte Entities for services rendered for assurance and related services to Disciplined Small Cap Portfolio that are reasonably related to the performance of the audit or review of the funds' financial statements, but not reported as Audit Fees as the fund did not commence operations until December 27, 2005.

In each of the fiscal years ended December 31, 2005 and December 31, 2004, the aggregate Audit-Related Fees that were billed by Deloitte Entities that were required to be approved by the Audit Committee for services rendered on behalf of Fidelity Management & Research Company (FMR) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the funds ("Fund Service Providers") for assurance and related services that relate directly to the operations and financial reporting of each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Billed By	2005A	2004A
Deloitte Entities	$0	$0
A	Aggregate amounts may reflect rounding.

Fees included in the audit-related category comprise assurance and related services (e.g., due diligence services) that are traditionally performed by the independent registered public accounting firm. These audit-related services include due diligence related to mergers and acquisitions, accounting consultations and audits in connection with acquisitions, internal control reviews, attest services that are not required by statute or regulation and consultation concerning financial accounting and reporting standards.

(c) Tax Fees.

In each of the fiscal years ended December 31, 2005 and December 31, 2004, the aggregate Tax Fees billed by Deloitte Entities for professional services rendered for tax compliance, tax advice, and tax planning for each fund is shown in the table below.

Fund	2005A	2004A, B
Asset Manager Portfolio	$3,900	$3,900
Asset Manager: Growth Portfolio	$4,200	$4,200
Contrafund Portfolio	$4,200	$4,200
Disciplined Small Cap Portfolio	$4,000	$0
Index 500 Portfolio	$4,200	$4,200
Investment Grade Bond Portfolio	$4,000	$4,000
A	Aggregate amounts may reflect rounding.
B

No Tax Fees were billed by Deloitte Entities for services rendered for tax compliance, tax advice, and tax planning for Disciplined Small Cap Portfolio as the fund did not commence operations until December 27, 2005.

In each of the fiscal years ended December 31, 2005 and December 31, 2004, the aggregate Tax Fees billed by Deloitte Entities that were required to be approved by the Audit Committee for professional services rendered on behalf of the Fund Service Providers for tax compliance, tax advice, and tax planning that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2005A	2004A
Deloitte Entities	$0	$0
A	Aggregate amounts may reflect rounding.

Fees included in the Tax Fees category comprise all services performed by professional staff in the independent registered public accounting firm's tax division except those services related to the audit. Typically, this category would include fees for tax compliance, tax planning, and tax advice. Tax compliance, tax advice, and tax planning services include preparation of original and amended tax returns, claims for refund and tax payment-planning services, assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

(d) All Other Fees.

In each of the fiscal years ended December 31, 2005 and December 31, 2004, the aggregate Other Fees billed by Deloitte Entities for all other non-audit services rendered to the funds is shown in the table below.

Fund	2005A	2004A,B
Asset Manager Portfolio	$0	$0
Asset Manager: Growth Portfolio	$0	$0
Contrafund Portfolio	$0	$0
Disciplined Small Cap Portfolio	$0	$0
Index 500 Portfolio	$0	$0
Investment Grade Bond Portfolio	$0	$0
A	Aggregate amounts may reflect rounding.
B	No Other Fees were billed by Deloitte Entities for all other non-audit services rendered to Disciplined Small Cap Portfolio as the fund did not commence operations until December 27, 2005.

In each of the fiscal years ended December 31, 2005 and December 31, 2004, the aggregate Other Fees billed by Deloitte Entities that were required to be approved by the Audit Committee for all other non-audit services rendered on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2005A	2004A
Deloitte Entities	$160,000	$850,000
A	Aggregate amounts may reflect rounding.

Fees included in the All Other Fees category include services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the fund.

(e) (1)	Audit Committee Pre-Approval Policies and Procedures:

The trust's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity Fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (Covered Service) are subject to approval by the Audit Committee before such service is provided. Non-audit services provided by a fund audit firm for a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund (Non-Covered Service) but that are expected to exceed $50,000 are also subject to pre-approval by the Audit Committee.

All Covered Services, as well as Non-Covered Services that are expected to exceed $50,000, must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee. Neither pre-approval nor advance notice of Non-Covered Service engagements for which fees are not expected to exceed $50,000 is required; such engagements are to be reported to the Audit Committee monthly.

(e) (2)	Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2005 and December 31, 2004 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2005 and December 31, 2004 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

Tax Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2005 and December 31, 2004 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2005 and December 31, 2004 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2005 and December 31, 2004 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2005 and December 31, 2004 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

(f) Not Applicable.

(g) For the fiscal years ended December 31, 2005 and December 31, 2004, the aggregate fees billed by Deloitte Entities of $600,000A and $1,400,000A for non-audit services rendered on behalf of the funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Fund Service Providers relating to Covered Services and Non-Covered Services are shown in the table below.

	2005A	2004A
Covered Services	$200,000	$900,000
Non-Covered Services	$400,000	$500,000
A	Aggregate amounts may reflect rounding.

(h) The trust's Audit Committee has considered Non-Covered Services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its audit of the funds, taking into account representations from Deloitte Entities, in accordance with Independence Standards Board Standard No.1, regarding its independence from the funds and their related entities.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund II

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	February 22, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	February 22, 2006
By:	/s/Paul M. Murphy
Paul M. Murphy
Chief Financial Officer

Date:	February 22, 2006